UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

Alexander Kymn

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: June 30

Registrant is making a filing for 13 of its series:

Wells Fargo California Limited-Term Tax-Free Fund, Wells Fargo California Tax-Free Fund, Wells Fargo Colorado Tax-Free Fund, Wells Fargo High Yield Municipal Bond Fund, Wells Fargo Intermediate Tax/AMT-Free Fund, Wells Fargo Minnesota Tax-Free Fund, Wells Fargo Municipal Bond Fund, Wells Fargo North Carolina Tax-Free Fund, Wells Fargo Pennsylvania Tax-Free Fund, Wells Fargo Short-Term Municipal Bond Fund, Wells Fargo Strategic Municipal Bond Fund, Wells Fargo Ultra Short-Term Municipal Income Fund, and Wells Fargo Wisconsin Tax-Free Fund.

Date of reporting period: December 31, 2018

ITEM 1. REPORT TO STOCKHOLDERS

Semi-Annual Report

December 31, 2018

Wells Fargo

California Limited-Term Tax-Free Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo California Limited-Term Tax-Free Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Global trade tensions escalated during the third quarter of 2018.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo California Limited-Term Tax-Free Fund for the six-month period that ended December 31, 2018. During the reporting period, the U.S. generated encouraging economic and business data that was offset by less positive and more inconsistent data from international markets. Investment returns were generally negative as geopolitical tensions and uncertainty tended to distract investors from more favorable underlying trends.

For the period, U.S. stocks, as measured by the S&P 500 Index,1 fell 6.85% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 declined 10.84%. Based on the MSCI EM Index (Net),3 emerging market stocks lost 8.48%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 gained 1.65% while the Bloomberg Barclays Global Aggregate ex-USD Index5 fell 0.84%. The Bloomberg Barclays Municipal Bond Index6 gained 1.53% while the ICE BofAML U.S. High Yield Index7 declined 2.34%.

Global trade tensions prompted investor concerns.

Global trade tensions escalated during the third quarter of 2018. The U.S. imposed tariffs on a wide range of products manufactured overseas. Foreign governments retaliated with tariffs that punished U.S. commodity producers and product manufacturers. Investors wondered about next steps as divergence in global economic policies and growth prospects widened.

During the summer months, the U.S. economy strengthened. Revised second-quarter gross domestic product (GDP) growth data released in August showed the U.S. economy growing at a 4.2% rate. The unemployment rate in the U.S. was 3.7% by the end of September, according to the U.S. Department of Labor. Wages showed more consistent growth, and consumer confidence remained strong. Several U.S. equity market indices reached records during August, with the S&P 500 Index gaining 7.71% for the three-month period that ended September 30, 2018. In contrast, the MSCI ACWI ex USA Index (Net) gained 0.71% while the MSCI EM Index (Net) declined 1.09% during the same three-month period.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2018. ICE Data Indices, LLC. All rights reserved.

Letter to shareholders (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund	3

Economic signals overseas were mixed as the third quarter ended and the fourth quarter began. In particular, signs of slowing economic growth in China created uncertainty for investors. Amid rising trade tensions, the People’s Bank of China cut reserve requirement ratios and accelerated infrastructure spending and tax cuts for business enterprises and individuals. Nevertheless, a strengthening U.S. dollar and trade tensions remained headwinds for investors overseas.

Equity markets were volatile during the fourth quarter.

Negative stock market performance during October and December bracketed a mildly positive November, as measured by the S&P 500 Index and the MSCI ACWI ex USA Index (Net). As interest rates and bond yields gained during October, stock markets struggled. Readings on consumer sentiment and business spending were mixed. Markets rebounded in November. The U.S. and China agreed to halt further increases in tariffs and engage in additional negotiations. While November returns were positive, the loss for the full fourth quarter was substantial for equity investors globally, with the S&P down 13.52% and the MSCI ACWI ex USA Index (Net) down 11.46%. December’s S&P 500 Index performance was the lowest since 1931. Globally, fixed income investments fared better than stocks during the last two months of the year as conflicting signals unsettled investors’ outlooks.

Equity investors confronted a number of changing conditions. In November’s mid-term elections, control of the U.S. House of Representatives shifted from Republicans to Democrats, presaging potential partisan disputes. Progress on Brexit negotiations stalled in the UK. In China, the value of the yuan declined to low levels last seen in 2008. Oil prices continued to fall. The Fed increased the federal funds rate by 25 bps to a target range of between 2.25% and 2.50% in December 2018. A late-December dispute over spending and immigration policy resulted in a partial U.S. government shutdown that continued through the end of the period.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Economic signals overseas were mixed as the third quarter ended and the fourth quarter began.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

4	Wells Fargo California Limited-Term Tax-Free Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Terry J. Goode

Adrian Van Poppel

Average annual total returns (%) as of December 31, 2018

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (SFCIX)	11-18-1992	-1.42	1.05	2.48	0.61	1.47	2.69	0.84	0.80

Class C (SFCCX)	8-30-2002	-1.15	0.73	1.93	-0.15	0.73	1.93	1.59	1.55

Administrator Class (SCTIX)	9-6-1996	–	–	–	0.79	1.69	2.91	0.78	0.60

Institutional Class (SFCNX)[3]	10-31-2014	–	–	–	0.89	1.75	2.94	0.51	0.50

Bloomberg Barclays Municipal 1-5 Year Blend Index[4]	–	–	–	–	1.75	1.38	2.20	–	–

Bloomberg Barclays California Municipal 1-5 Year Blend Index[5]	–	–	–	–	1.72	1.29	2.22	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to California municipal securities risk and high-yield securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund	5

Effective maturity distribution as of December 31, 2018[6]

Credit quality as of December 31, 2018[7]

[1]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has contractually committed through October 31, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and is not adjusted to reflect the Institutional Class share expenses. If these expenses had been included, returns for the Institutional Class shares would be higher.

[4]

The Bloomberg Barclays Municipal 1–5 Year Blend Index is the 1–5 Year component of the Bloomberg Barclays Municipal Bond Index. The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[5]	The Bloomberg Barclays California Municipal 1-5 Year Blend Index is the 1-5 Year component of the Bloomberg Barclays California Municipal Bond Index. You cannot invest directly in an index.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[7]

The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/ or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

6	Wells Fargo California Limited-Term Tax-Free Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2018 to December 31, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2018	Ending account value 12-31-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A

Actual	$1,000.00	$1,007.41	$4.05	0.80%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$4.08	0.80%
Class C

Actual	$1,000.00	$1,003.61	$7.83	1.55%

Hypothetical (5% return before expenses)	$1,000.00	$1,017.39	$7.88	1.55%
Administrator Class

Actual	$1,000.00	$1,008.39	$3.04	0.60%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%
Institutional Class

Actual	$1,000.00	$1,008.90	$2.53	0.50%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55	0.50%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 97.90%

California: 93.44%

Airport Revenue: 6.32%

California Municipal Finance Authority Revenue Senior Lien Linxs APM Project Series A	5.00%	12-31-2023	$750,000	$831,542

California Municipal Finance Authority Revenue Senior Lien Linxs APM Project Series A	5.00	6-30-2024	950,000	1,059,801

California Municipal Finance Authority Revenue Senior Lien Linxs APM Project Series A	5.00	12-31-2024	750,000	841,793

Los Angeles CA Department of Airports AMT Series B	5.00	5-15-2024	5,000,000	5,704,900

Los Angeles CA Department of Airports AMT Series B	5.00	5-15-2025	6,000,000	6,946,500

Los Angeles CA Department of Airports AMT Series B	5.00	5-15-2026	2,500,000	2,930,900

Los Angeles CA Department of Airports AMT Subordinate Bond Series C	5.00	5-15-2024	4,315,000	4,918,625

Sacramento County CA Airport System Refunding Bond AMT Subordinate Series F	5.00	7-1-2021	2,585,000	2,765,614

Sacramento County CA Airport System Refunding Bond AMT Subordinate Series F	5.00	7-1-2022	2,590,000	2,831,725

Sacramento County CA Airport System Refunding Bond AMT Subordinate Series F	5.00	7-1-2023	2,585,000	2,879,070

Sacramento County CA Airport System Refunding Bond AMT Subordinate Series F	5.00	7-1-2024	1,760,000	1,992,302

				33,702,772

Education Revenue: 5.07%

California Educational Facilities Authority Revenue Loma Linda University Series A	5.00	4-1-2024	550,000	627,622

California Educational Facilities Authority Revenue Loma Linda University Series A	5.00	4-1-2026	325,000	383,000

California Municipal Finance Authority California Baptist University Series A 144A	4.00	11-1-2021	600,000	613,242

California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	6.00	8-1-2023	705,000	744,360

California Municipal Finance Authority Charter School Revenue Palmdale Aerospace Academy Project Series A 144A	3.88	7-1-2028	1,400,000	1,388,464

California Municipal Finance Authority Revenue Refunding Bond Biola University	5.00	10-1-2027	790,000	933,346

California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2021	250,000	269,298

California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2022	250,000	275,020

California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2023	225,000	252,043

California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2024	275,000	312,353

California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2025	275,000	315,945

California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2026	300,000	347,463

California School Finance Authority Bright Star School Obligation Group 144A	5.00	6-1-2027	1,860,000	1,957,520

California School Finance Authority Classical Academies Project Series A 144A	3.25	10-1-2022	2,560,000	2,538,522

California School Finance Authority Coastal Academy Project Series A 144A	5.00	10-1-2022	250,000	260,265

California School Finance Authority Rocketship Education Series A 144A	5.00	6-1-2021	310,000	316,544

California School Finance Authority Rocketship Education Series A 144A	5.00	6-1-2026	500,000	529,170

California Statewide CDA California Baptist University Series A	5.13	11-1-2023	715,000	757,135

California Statewide CDA School Facilities	5.88	7-1-2022	1,220,000	1,291,175

California Statewide Community Refunding Bond California Baptist University Series A 144A	3.00	11-1-2022	1,665,000	1,667,614

University of California Series AK	5.00	5-15-2048	10,000,000	11,301,900

				27,082,001

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

GO Revenue: 24.68%

Alvord CA Unified School District Election of 2007 Series B (AGM Insured)	6.50%	8-1-2020	$1,605,000	$1,726,499

Bassett CA Unified School District Refunding Bond Series B (Build America Mutual Assurance Company Insured)	5.00	8-1-2019	420,000	428,224

Bassett CA Unified School District Refunding Bond Series B (Build America Mutual Assurance Company Insured)	5.00	8-1-2021	550,000	594,132

Bassett CA Unified School District Refunding Bond Series B (Build America Mutual Assurance Company Insured)	5.00	8-1-2023	725,000	821,382

California	5.00	10-1-2021	6,795,000	7,384,059

California	5.00	11-1-2022	2,500,000	2,792,600

California	5.00	10-1-2023	8,400,000	9,571,716

California	5.25	10-1-2022	2,750,000	3,090,918

California Refunding Bond Various Purpose Bidding Group C	5.00	9-1-2027	8,500,000	10,109,900

California Series B (SIFMA Municipal Swap +0.38%) ±	2.09	12-1-2027	5,000,000	4,998,900

California Series B	5.00	9-1-2023	10,730,000	12,206,770

California Statewide Refunding Bond Various Purpose	5.00	8-1-2025	3,500,000	4,132,275

California Statewide Series B (1 Month LIBOR +0.76%) ±	2.40	12-1-2031	2,500,000	2,518,925

California Statewide Series E (SIFMA Municipal Swap +0.43%) ±	2.14	12-1-2029	3,050,000	3,045,486

Central California Unified School District Refunding Bond (AGM Insured)	4.00	7-1-2020	500,000	517,050

Central California Unified School District Refunding Bond (AGM Insured)	5.00	7-1-2021	400,000	433,228

Central California Unified School District Refunding Bond (AGM Insured)	5.00	7-1-2022	750,000	833,895

Coachella Valley CA Unified School District (Build America Mutual Assurance Company Insured)	4.00	8-1-2020	2,455,000	2,542,521

Coachella Valley CA Unified School District (Build America Mutual Assurance Company Insured)	4.00	8-1-2021	2,230,000	2,357,645

Coachella Valley CA Unified School District (Build America Mutual Assurance Company Insured)	4.00	8-1-2022	1,000,000	1,076,250

Cotati Rohnert Park CA Unified School District Series B (AGM Insured)	5.00	8-1-2020	2,275,000	2,392,094

Dixon CA Unified School District (AGM Insured)	5.00	8-1-2021	1,210,000	1,309,631

Dixon CA Unified School District (AGM Insured)	5.00	8-1-2022	1,285,000	1,427,314

El Monte CA City School District BAN (z)	2.61	4-1-2023	2,000,000	1,822,620

El Monte CA Union High School Refunding Bond	5.00	6-1-2021	1,315,000	1,416,742

Fowler CA Unified School District School Facilities Improvement District #1 (National Insured)	5.20	7-1-2020	505,000	513,540

Hayward CA Unified School District Certificate of Participation (AGM Insured)	5.00	8-1-2022	500,000	557,215

Hayward CA Unified School District Certificate of Participation (AGM Insured)	5.00	8-1-2023	805,000	918,457

Huntington Beach CA City School District Election of 2002	4.00	8-1-2021	505,000	534,563

Inglewood CA Unified School District Election of 2012 Series B (Build America Mutual Assurance Company Insured)	4.00	8-1-2021	320,000	335,504

Inglewood CA Unified School District Election of 2012 Series B (Build America Mutual Assurance Company Insured)	4.00	8-1-2022	200,000	212,602

Inglewood CA Unified School District Election of 2012 Series B (Build America Mutual Assurance Company Insured)	5.00	8-1-2023	195,000	218,199

Inglewood CA Unified School District Election of 2012 Series B (Build America Mutual Assurance Company Insured)	5.00	8-1-2024	150,000	170,580

Inglewood CA Unified School District Election of 2012 Series B (Build America Mutual Assurance Company Insured)	5.00	8-1-2025	170,000	196,185

Inglewood CA Unified School District Election of 2012 Series B (Build America Mutual Assurance Company Insured)	5.00	8-1-2026	235,000	274,616

La Habra CA School District Refunding Bond	5.00	8-1-2019	950,000	968,991

La Habra CA School District Refunding Bond	5.00	8-1-2020	1,045,000	1,100,793

La Habra CA School District Refunding Bond	5.00	8-1-2021	805,000	871,284

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund	9

Security name	Interest rate	Maturity date	Principal	Value

GO Revenue (continued)

Los Angeles CA Unified School District Refunding Bond Series D	5.00%	7-1-2023	$6,180,000	$7,024,435

Merced CA Union High School CAB Series A (National Insured) (z)	5.54	8-1-2019	2,190,000	2,166,698

Mount Sanitary Antonio CA Community CAB College District (z)	2.31	4-1-2022	10,000,000	9,350,700

Natomas CA Unified School District (AGM Insured)	3.00	9-1-2019	1,000,000	1,008,630

Oak Valley CA Hospital District Refunding Bond Los Angeles County CA Redevelopment Refunding Bond Authority	4.00	7-1-2020	500,000	517,425

Oak Valley CA Hospital District Refunding Bond Los Angeles County CA Redevelopment Refunding Bond Authority	5.00	7-1-2021	950,000	1,017,574

Oak Valley CA Hospital District Refunding Bond Los Angeles County CA Redevelopment Refunding Bond Authority	5.00	7-1-2022	750,000	822,383

Oak Valley CA Hospital District Refunding Bond Los Angeles County CA Redevelopment Refunding Bond Authority	5.00	7-1-2023	755,000	847,057

Oakland CA Unified School District Alameda County Election of 2012 Series A	5.00	8-1-2022	750,000	830,588

Oakland CA Unified School District Alameda County Election of 2012 Series A	5.00	8-1-2024	600,000	692,148

Redondo Beach CA Unified School District CAB Election of 2008 Series E (z)	4.52	8-1-2020	460,000	446,269

Riverside CA Community College District Election of 2004 Series D (z)	8.91	8-1-2020	535,000	519,924

Salinas CA Union High School District CAB (z)	2.12	8-1-2020	5,000,000	4,836,500

San Gorgonio CA Memorial Healthcare Refunding Bond	5.00	8-1-2021	275,000	294,404

San Gorgonio CA Memorial Healthcare Refunding Bond	5.00	8-1-2022	500,000	546,825

San Gorgonio CA Memorial Healthcare Refunding Bond	5.00	8-1-2023	1,000,000	1,112,980

San Mateo Foster City CA School District	5.00	8-15-2020	2,000,000	2,109,380

Santa Ana CA Unified School District CAB Election of 2008 Series A (z)	4.76	8-1-2020	1,815,000	1,760,278

Sierra Kings CA Health Care Refunding Bond	4.00	8-1-2019	225,000	227,999

Sierra Kings CA Health Care Refunding Bond	4.00	8-1-2021	345,000	363,316

Sierra Kings CA Health Care Refunding Bond	4.00	8-1-2022	425,000	454,355

Sierra Kings CA Health Care Refunding Bond	4.00	8-1-2023	405,000	438,230

Sierra Kings CA Health Care Refunding Bond	4.00	8-1-2024	420,000	459,707

Southern CA Mono Healthcare District	4.00	8-1-2019	845,000	855,039

SouthWestern Community College District Refunding Bond	5.00	8-1-2020	1,250,000	1,316,138

SouthWestern Community College District Refunding Bond	5.00	8-1-2021	2,710,000	2,936,719

Sweetwater CA Union High School District PFA Refunding Bond (Build America Mutual Assurance Company Insured)	5.00	8-1-2021	620,000	670,400

Twin Rivers CA Unified School District Series A (Build America Mutual Assurance Company Insured)	4.00	8-1-2019	385,000	390,155

Twin Rivers CA Unified School District Series A (Build America Mutual Assurance Company Insured)	5.00	8-1-2020	510,000	536,005

Vacaville CA Unified School District Series C (Build America Mutual Assurance Company Insured)	5.00	8-1-2022	675,000	750,256

				131,725,822

Health Revenue: 7.11%

Association of Bay Area Governments Finance Authority for Nonprofit Corporations O’Connor Woods	4.00	1-1-2019	955,000	955,000

Association of Bay Area Governments Finance Authority for Nonprofit Corporations Sharp Healthcare Series A	5.00	8-1-2019	500,000	509,295

California HFFA Catholic Healthcare West Series A	5.00	3-1-2019	700,000	703,612

California HFFA Catholic Healthcare West Series A	5.25	3-1-2023	4,000,000	4,263,000

California HFFA Chinese Hospital Associates	5.00	6-1-2019	200,000	202,564

California HFFA El Camino Hospital	5.00	2-1-2025	1,000,000	1,163,400

California HFFA Fellowship Homes Incorporated	5.00	9-1-2019	390,000	397,297

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Health Revenue (continued)

California HFFA Memorial Health Services Series A	5.00%	10-1-2023	$2,475,000	$2,742,449

California HFFA Providence St. Joseph Series B1	1.25	10-1-2036	2,000,000	1,979,480

California HFFA Sutter Health Series A	5.00	11-15-2023	2,500,000	2,864,825

California Municipal Finance Authority Community Medical Centers Series A	5.00	2-1-2023	735,000	813,020

California Municipal Finance Authority Community Medical Centers Series A	5.00	2-1-2024	500,000	563,830

California Municipal Finance Authority Revenue Community Medical Centers Series A	5.00	2-1-2025	1,000,000	1,145,600

California Municipal Finance Authority Revenue Insured Channing House Project Series A	5.00	5-15-2022	475,000	525,084

California Municipal Finance Authority Revenue Insured Channing House Project Series A	5.00	5-15-2023	925,000	1,047,498

California Municipal Finance Authority Revenue Refunding Bond Community Medical Centers Series A	5.00	2-1-2022	1,000,000	1,083,180

California Municipal Finance Authority Revenue Refunding Bond Eisenhower Medical Center Series A	5.00	7-1-2029	400,000	457,660

California Statewide CDA Adventist Health Systems West Series A	5.00	3-1-2024	800,000	915,000

California Statewide CDA Health Facilities Catholic Series F (AGM Insured) (m)	2.04	7-1-2040	1,000,000	1,000,000

California Statewide CDA Henry Mayo Newhall Memorial Hospital Series A (AGM Insured)	5.00	10-1-2021	500,000	539,430

California Statewide CDA Henry Mayo Newhall Memorial Hospital Series A (AGM Insured)	5.00	10-1-2022	395,000	436,179

California Statewide CDA Henry Mayo Newhall Memorial Hospital Series A (AGM Insured)	5.00	10-1-2023	500,000	563,450

California Statewide CDA Huntington Memorial Hospital	5.00	7-1-2025	500,000	577,745

California Statewide CDA Huntington Memorial Hospital	5.00	7-1-2026	500,000	584,200

California Statewide CDA Insured Viamonte Senior Living 1 Project	3.00	7-1-2025	3,000,000	3,037,200

California Statewide CDA Revenue Loma Linda University Medical Center Series A 144A	5.00	12-1-2026	250,000	280,113

California Statewide CDA Revenue Loma Linda University Medical Center Series A 144A	5.00	12-1-2027	300,000	337,608

California Statewide CDA Revenue Loma Linda University Medical Center Series A 144A	5.00	12-1-2028	250,000	274,373

Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2019	400,000	408,128

Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2020	250,000	260,908

Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2021	275,000	293,103

Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2022	375,000	407,006

Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2023	300,000	331,167

Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2024	300,000	335,937

Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2025	330,000	373,507

San Buenaventura CA Community Mental Health System	6.00	12-1-2019	2,000,000	2,063,360

San Buenaventura CA Community Mental Health System	6.50	12-1-2021	2,585,000	2,870,436

Washington Township CA Health Care District Revenue Refunding Bond Series A	5.00	7-1-2023	600,000	661,512

				37,967,156

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Housing Revenue: 4.23%

California Department of Veterans Affairs Home Purchase Series A	3.50%	12-1-2021	$855,000	$888,106

California HFA Home Mortgage Series A (GNMA/FNMA/FHLMC Insured)	3.75	8-1-2020	355,000	355,809

California Municipal Finance Authority Mobile Senior Caritas Affordable Housing Incorporated Projects Series A	5.00	8-15-2019	515,000	523,770

California Municipal Finance Authority Multifamily 1 Church Street Series B	2.19	9-1-2021	10,000,000	10,025,900

California Municipal Finance Authority Peppertree Senior Apartments Series A (FHLMC Insured, FHLMC LIQ)	2.80	6-1-2023	2,500,000	2,576,525

California Municipal Finance Authority Student Housing Revenue Davis I LLC West Village Student Housing Project	5.00	5-15-2024	1,200,000	1,352,328

California Municipal Finance Authority Student Housing Revenue Davis I LLC West Village Student Housing Project	5.00	5-15-2025	3,435,000	3,913,599

California Municipal Finance Authority Village Grove Apartments Series A (FHLMC Insured, FHLMC LIQ)	3.10	12-1-2021	1,000,000	1,029,230

California PFA NCCD-Claremont Properties LLC University Housing Project Series A 144A	5.00	7-1-2027	1,825,000	1,921,981

				22,587,248

Industrial Development Revenue: 0.39%

California PCFA AMT Calplant I Project 144A	7.00	7-1-2022	500,000	515,200

California PCFA AMT Calplant I Project 144A	7.50	7-1-2032	1,500,000	1,545,390

				2,060,590

Miscellaneous Revenue: 13.82%

Alameda County CA Joint Powers Authority Multiple Capital Projects Series A	4.00	12-1-2019	1,000,000	1,022,530

Alameda County CA Joint Powers Authority Multiple Capital Projects Series A	5.00	12-1-2021	1,000,000	1,095,720

Albany CA Limited Obligation Improvement Bond Act of 1915 (Ambac Insured)	4.75	9-2-2019	455,000	457,689

Association of Bay Area Governments California Finance Authority for Nonprofit Corporations Jackson Laboratory	5.00	7-1-2019	730,000	742,286

Brentwood CA Infrastructure Financing Authority Subordinate Bond Series B	4.00	9-2-2021	1,135,000	1,197,209

California	5.00	9-1-2022	2,240,000	2,491,978

California Infrastructure & Economic Development Bank Refunding Bond California Academy of Sciences Project Series C (1 Month LIBOR +0.38%) ±	2.13	8-1-2047	4,000,000	3,993,200

California Public Works Board Capital Project Series G	5.00	11-1-2020	3,000,000	3,176,250

California Public Works Board Department of Corrections & Rehabilitation Series C	5.00	10-1-2022	1,500,000	1,668,405

California Public Works Board Judicial Council Projects Series B	5.00	10-1-2022	500,000	556,135

California Public Works Board Judicial Council Projects Series D	5.00	12-1-2019	1,000,000	1,030,520

California Public Works Board Various Capital Projects Series I	5.00	11-1-2020	1,250,000	1,323,438

California Statewide CDA Refunding Bond (AGM Insured)	5.00	11-15-2019	250,000	257,348

California Statewide CDA Refunding Bond (AGM Insured)	5.00	11-15-2020	210,000	223,035

California Statewide CDA Refunding Bond (AGM Insured)	5.00	11-15-2021	200,000	218,034

California Statewide CDA Refunding Bond (AGM Insured)	5.00	11-15-2022	200,000	223,560

California Statewide Community Monterey County Savers Bond (Build America Mutual Assurance Company Insured)	5.00	8-1-2027	2,185,000	2,623,355

Carlsbad CA Improvement Bond Act of 1915	3.00	9-2-2019	540,000	543,073

Chula Vista CA Certificate of Participation Refunding Bond Police Facility Project	5.00	10-1-2021	720,000	784,037

Compton CA PFA Lease Revenue 144A	4.00	9-1-2022	2,000,000	2,028,680

Compton CA PFA Refunding Bond 144A	4.00	9-1-2027	2,000,000	1,994,120

Desert Sands CA Unified School District Certificate of Participation (Build America Mutual Assurance Company Insured)	5.00	3-1-2024	1,500,000	1,721,970

Fresno County CA Financing Authority Lease Series A (AGM Insured)	3.00	8-1-2019	970,000	978,051

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Miscellaneous Revenue (continued)

Golden Empire School CA Financing Authority Refunding Bond Kern High School District	5.00%	5-1-2021	$1,000,000	$1,073,320

Hayward CA Unified School District Certificate of Participation (AGM Insured)	3.00	6-1-2019	750,000	754,245

Irvine CA Limited Obligation Improvement Bonds Reassessment District #15-2	5.00	9-2-2023	800,000	888,624

Irvine CA Limited Obligation Improvement Bonds Reassessment District #15-2	5.00	9-2-2024	850,000	955,332

Lodi CA Public Financing Authority Electric Refunding Bond (AGM Insured)	5.00	9-1-2024	1,100,000	1,275,131

Los Angeles CA Public Works Series D	5.00	12-1-2027	1,605,000	1,904,076

Los Angeles CA Unified School District Certificate of Participation Headquarters Building Projects Series B	5.00	10-1-2025	1,875,000	2,079,056

Los Angeles County CA Public Works Multiple Capital Projects II	5.00	8-1-2020	500,000	526,940

Los Angeles County CA Schools Pooled Financing Program Certificate of Participation Series A4	4.00	7-1-2019	5,000,000	5,046,250

Norwalk CA Community Facilities Financing Series A (AGM Insured)	4.00	6-1-2019	280,000	282,820

Norwalk CA Community Facilities Financing Series A (AGM Insured)	4.00	6-1-2020	350,000	361,722

Norwalk CA Community Facilities Financing Series B (AGM Insured)	4.00	6-1-2019	625,000	631,294

Norwalk CA Community Facilities Financing Series B (AGM Insured)	4.00	6-1-2020	650,000	671,769

Palo Alto CA Improvement Bond Act of 1915 University Area Off-Street Parking Assessment District	4.00	9-2-2021	450,000	475,628

Riverside County CA Asset Leasing Corporation Riverside Hospital Project (National Insured) (z)	4.86	6-1-2019	1,000,000	992,090

Riverside County CA Public Financing County Facilities Projects	4.00	5-1-2020	795,000	819,844

Riverside County CA Public Financing County Facilities Projects	5.00	5-1-2019	840,000	849,416

Sacramento CA City Financing Refunding Bond Master Lease Program Facilities (Build America Mutual Assurance Company Insured)	5.00	12-1-2022	800,000	895,608

Sacramento CA City Schools Joint Powers Financing Authority Series A (Build America Mutual Assurance Company Insured)	5.00	3-1-2019	1,050,000	1,055,817

Sacramento CA City Schools Joint Powers Financing Authority Series A (Build America Mutual Assurance Company Insured)	5.00	3-1-2020	1,185,000	1,231,144

Sacramento CA City Schools Joint Powers Financing Authority Series A (Build America Mutual Assurance Company Insured)	5.00	3-1-2021	830,000	885,668

Sacramento CA City Schools Joint Powers Financing Authority Series A (Build America Mutual Assurance Company Insured)	5.00	3-1-2022	775,000	848,850

Sacramento CA City Schools Joint Powers Financing Authority Series A (Build America Mutual Assurance Company Insured)	5.00	3-1-2023	815,000	914,210

San Bernardino County CA Certificate of Participation Arrowhead Project Series A	5.50	8-1-2020	1,000,000	1,022,090

Santa Clara County CA Financing Authority Capital Projects Series A	4.00	2-1-2024	6,000,000	6,406,440

Santa Cruz County CA Capital Financing Public Facilities Project (AGM Insured)	4.00	8-1-2020	150,000	155,394

Santa Cruz County CA Capital Financing Public Facilities Project (AGM Insured)	5.00	8-1-2021	125,000	134,931

Santa Cruz County CA Capital Financing Public Facilities Project (AGM Insured)	5.00	8-1-2022	165,000	182,609

Soledad CA Unified School District BAN (z)	2.63	8-1-2021	3,000,000	2,818,200

Sutter Butte CA Flood Agency Assessment (Build America Mutual Assurance Company Insured)	5.00	10-1-2023	1,280,000	1,446,131

Sutter Butte CA Flood Agency Assessment (Build America Mutual Assurance Company Insured)	5.00	10-1-2024	715,000	822,043

Sutter Butte CA Flood Agency Assessment (Build America Mutual Assurance Company Insured)	5.00	10-1-2025	1,575,000	1,835,993

Sweetwater CA Union High School District PFA Refunding Bond (Build America Mutual Assurance Company Insured)	5.00	9-1-2019	1,000,000	1,022,320

Ventura County CA PFA Series B	5.00	11-1-2019	375,000	385,751

Ventura County CA PFA Series B	5.00	11-1-2020	250,000	265,525

Visalia CA Certificate of Participation (AGM Insured)	4.00	12-1-2020	250,000	260,958

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Miscellaneous Revenue (continued)

Visalia CA Certificate of Participation (AGM Insured)	4.00%	12-1-2021	$250,000	$266,040

Visalia CA Certificate of Participation (AGM Insured)	5.00	12-1-2022	335,000	375,170

West Sacramento CA Flood Control Agency	2.75	9-1-2019	285,000	287,257

West Sacramento CA Flood Control Agency	5.00	9-1-2020	290,000	306,191

				73,762,520

Tax Revenue: 24.18%

California School Infrastructure Financing Agency Refunding Bond (AGM Insured)	5.00	9-1-2021	1,300,000	1,405,469

California Statewide Community Facilities District #2015-01	5.00	9-1-2027	500,000	546,500

Carson CA RDA Project Area #1 Series A (AGM Insured)	5.00	10-1-2020	775,000	818,757

Carson CA RDA Project Area #1 Series A (AGM Insured)	5.00	10-1-2021	855,000	924,811

Carson CA RDA Project Area #1 Series A (AGM Insured)	5.00	10-1-2022	600,000	665,064

Cathedral City CA RDA Refunding Bond Merged Redevelopment Project Series A	5.00	8-1-2020	2,295,000	2,406,491

Cathedral City CA RDA Refunding Bond Merged Redevelopment Project Series A	5.00	8-1-2021	2,425,000	2,620,843

Cathedral City CA RDA Refunding Bond Merged Redevelopment Project Series A	5.00	8-1-2022	2,550,000	2,821,218

Cathedral City CA RDA Refunding Bond Merged Redevelopment Project Series A	5.00	8-1-2023	1,735,000	1,964,020

Cathedral City CA RDA Refunding Bond Merged Redevelopment Project Series A (AGM Insured)	5.00	8-1-2024	1,770,000	2,032,792

Chino CA PFA Local Agency Series A (AGM Insured)	5.00	9-1-2022	1,830,000	2,014,665

Chino CA PFA Local Agency Series A (AGM Insured)	5.00	9-1-2024	660,000	754,816

Commerce CA RDA CAB Project #1 (z)	5.32	8-1-2021	935,000	833,992

Commerce CA Successor Agency to the Community Development Commission Refunding Bond Series A (AGM Insured)	5.00	8-1-2023	600,000	678,078

Culver City CA RDA CAB Tax Allocation Series A (z)	6.57	11-1-2019	2,575,000	2,534,392

Dinuba CA RDA Successor Agency to Merged City Project #2 (Build America Mutual Assurance Company Insured)	4.00	9-1-2019	210,000	213,213

Dinuba CA RDA Successor Agency to Merged City Project #2 (Build America Mutual Assurance Company Insured)	5.00	9-1-2021	250,000	270,418

Dinuba CA RDA Successor Agency to Merged City Project #2 (Build America Mutual Assurance Company Insured)	5.00	9-1-2022	250,000	277,090

Fairfield CA RDA Successor Agency Tax Allocation Refunding Bond	5.00	8-1-2020	1,000,000	1,052,270

Fairfield CA RDA Successor Agency Tax Allocation Refunding Bond	5.00	8-1-2021	3,170,000	3,436,058

Fairfield CA RDA Successor Agency Tax Allocation Refunding Bond	5.00	8-1-2022	2,395,000	2,665,539

Fairfield CA RDA Successor Agency Tax Allocation Refunding Bond	5.00	8-1-2023	1,025,000	1,168,982

Fremont CA Community Facilities District	5.00	9-1-2024	1,000,000	1,108,320

Fullerton CA Community Facilities District	4.00	9-1-2019	665,000	674,822

Garden Grove CA Agency Community Refunding Bond Garden Grove Community Project (Build America Mutual Assurance Company Insured)	4.00	10-1-2021	770,000	814,298

Garden Grove CA Agency Community Refunding Bond Garden Grove Community Project (Build America Mutual Assurance Company Insured)	5.00	10-1-2022	3,015,000	3,351,173

Imperial Beach CA RDA Palm Avenue Commercial Redevelopment Project (Build America Mutual Assurance Company Insured)	4.00	6-1-2020	775,000	798,754

Inglewood CA Redevelopment Refunding Bond Subordinate Lien Merged Redevelopment Project (Build America Mutual Assurance Company Insured)	5.00	5-1-2025	1,000,000	1,164,530

Inglewood CA Unified School District School Facilities Authority (AGM Insured)	5.25	10-15-2023	8,670,000	9,648,670

Irwindale CA CDA City Industrial Development Project (AGM Insured)	5.00	7-15-2020	320,000	336,464

Irwindale CA CDA City Industrial Development Project (AGM Insured)	5.00	7-15-2021	340,000	367,615

Irwindale CA CDA City Industrial Development Project (AGM Insured)	5.00	7-15-2022	365,000	405,205

Irwindale CA CDA City Industrial Development Project (AGM Insured)	5.00	7-15-2023	375,000	425,963

Jurupa CA PFA Series A	5.00	9-1-2020	750,000	788,453

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Tax Revenue (continued)

La Quinta CA RDA Project Areas #1 & 2 Series A	5.00%	9-1-2019	$1,150,000	$1,175,588

La Quinta CA RDA Project Areas #1 & 2 Series A	5.00	9-1-2020	1,045,000	1,102,287

La Quinta CA RDA Project Areas #1 & 2 Series A	5.00	9-1-2021	565,000	614,223

La Quinta CA RDA Project Areas #1 & 2 Series A	5.00	9-1-2022	615,000	686,494

Lancaster CA RDA Refunding Bond Combined Redevelopment Project Areas (AGM Insured)	5.00	8-1-2024	870,000	1,003,119

Lancaster CA RDA Refunding Bond Combined Redevelopment Project Areas (AGM Insured)	5.00	8-1-2029	400,000	467,732

Lincoln CA Special Tax Refunding Bond Community Facilities District #2003-1 Lincoln Crossing Project	4.00	9-1-2022	450,000	483,426

Lincoln CA Special Tax Refunding Bond Community Facilities District #2003-1 Lincoln Crossing Project	4.00	9-1-2024	600,000	661,884

Lincoln CA Special Tax Refunding Bond Community Facilities District #2003-1 Lincoln Crossing Project	5.00	9-1-2025	550,000	646,036

Los Angeles County CA Community Facilities District #5 Rowland Heights Area (AGM Insured)	5.00	9-1-2019	165,000	165,800

Los Angeles County CA Redevelopment Refunding Bond Authority Hollywood Redevelopment Project	5.00	7-1-2019	1,780,000	1,810,491

Los Angeles County CA Redevelopment Refunding Bond Authority Series D	5.00	9-1-2019	2,545,000	2,599,234

Menifee CA Union School District Public Series A	4.00	9-1-2022	540,000	572,432

Modesto CA Community Facilities District #2004-1 Village One #2	4.50	9-1-2019	580,000	589,234

Monrovia CA RDA Subordinate Bond Central Project #1	4.00	8-1-2019	815,000	825,579

Oakdale CA Successor Agency to Oakdale Community RDA Series A (AGM Insured)	5.00	6-1-2027	350,000	413,368

Orange County CA Community Facilities #2015-1 Esencia Village Series A	5.00	8-15-2023	375,000	410,655

Orange County CA Community Facilities #2015-1 Esencia Village Series A	5.00	8-15-2025	335,000	373,227

Orange County CA Development Agency Santa Ana Heights Project	5.00	9-1-2019	1,085,000	1,108,121

Orange County CA Development Agency Santa Ana Heights Project	5.00	3-1-2020	1,110,000	1,151,259

Orange County CA Development Agency Santa Ana Heights Project	5.00	9-1-2020	1,140,000	1,199,793

Pittsburg CA Successor Agency of Los Medanos Community Development (AGM Insured)	5.00	8-1-2021	1,885,000	2,038,232

Pittsburg CA Successor Agency of Los Medanos Community Development (AGM Insured)	5.00	8-1-2022	1,305,000	1,447,610

Pittsburg CA Successor Agency of Los Medanos Community Development (AGM Insured)	5.00	8-1-2023	780,000	885,893

Placentia CA RDA Project (Build America Mutual Assurance Company Insured)	4.00	8-1-2019	580,000	588,137

Placentia CA RDA Project (Build America Mutual Assurance Company Insured)	5.00	8-1-2020	600,000	631,650

Poway CA Unified School District PFA	4.00	9-15-2020	335,000	348,367

Poway CA Unified School District PFA (Build America Mutual Assurance Company Insured)	4.00	10-1-2020	300,000	312,120

Poway CA Unified School District PFA (Build America Mutual Assurance Company Insured)	4.00	10-1-2021	185,000	195,541

Poway CA Unified School District PFA Series B (Build America Mutual Assurance Company Insured)	5.00	9-1-2024	1,115,000	1,281,570

Poway CA Unified School District PFA Series B (Build America Mutual Assurance Company Insured)	5.00	9-1-2025	775,000	905,092

Rialto CA RDA Successor Agency to Merged Project Area	5.00	9-1-2022	475,000	527,896

Riverside CA PFA Local Measure Certificate of Participation Riverside Pavement Rehabilitation Project (AGM Insured)	5.00	6-1-2023	845,000	952,653

Riverside County CA PFA Indian Wells Project Series A (AGM Insured)	5.00	9-1-2020	1,610,000	1,699,339

Romoland CA School District Community Facilities District #2004-1	4.00	9-1-2019	850,000	860,583

Roseville CA Finance Authority Special Refunding Bond Series A	5.00	9-1-2023	400,000	458,708

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Tax Revenue (continued)

Roseville CA Finance Authority Special Refunding Bond Series A	5.00%	9-1-2029	$300,000	$364,584

Roseville CA Special Tax Refunding Bond Community Facilities District	4.00	9-1-2019	875,000	886,016

Roseville CA Special Tax Refunding Bond Community Facilities District	5.00	9-1-2020	1,050,000	1,096,967

Roseville CA Special Tax Refunding Bond Community Facilities District	5.00	9-1-2021	500,000	533,035

Roseville CA Special Tax Refunding Bond Fiddyment Ranch Community	5.00	9-1-2024	1,905,000	2,125,047

Roseville CA Special Tax Refunding Bond Fiddyment Ranch Community	5.00	9-1-2029	1,595,000	1,791,360

San Francisco CA City & County RDA Successor Agency to Community Facilities District #6 Mission Bay South Series A	5.00	8-1-2019	555,000	565,090

San Francisco CA City & County RDA Successor Agency to Community Facilities District #6 Mission Bay South Series A	5.00	8-1-2025	1,600,000	1,748,688

San Francisco CA City & County RDA Successor Agency to Mission Bay South Redevelopment Project Series A	5.00	8-1-2020	500,000	524,930

San Francisco CA City & County RDA Successor Agency to Mission Bay South Redevelopment Project Series A	5.00	8-1-2022	375,000	414,334

San Francisco CA City & County RDA Successor Agency to Mission Bay South Redevelopment Project Subordinate Bond Series D 144A	3.00	8-1-2021	4,000,000	4,022,680

San Jose CA Convention Center Expansion & Renovation Project	5.25	5-1-2023	1,465,000	1,577,585

San Jose CA RDA Tax Refunding Bond Merged Area Redevelopment Project Series A-1	5.00	8-1-2022	800,000	841,944

San Marcos CA Unified School District Community Facilities District #5 (Build America Mutual Assurance Company Insured)	5.00	9-1-2020	220,000	232,098

San Marcos CA Unified School District Community Facilities District #5 (Build America Mutual Assurance Company Insured)	5.00	9-1-2021	270,000	293,007

San Marcos CA Unified School District Community Facilities District #5 (Build America Mutual Assurance Company Insured)	5.00	9-1-2022	250,000	278,310

San Pablo CA RDA Series B (AGM Insured)	5.00	6-15-2021	1,775,000	1,907,415

San Pablo CA RDA Series B (AGM Insured)	5.00	6-15-2022	1,865,000	2,055,193

San Pablo CA RDA Series B (AGM Insured)	5.00	6-15-2023	1,945,000	2,191,354

Santa Ana CA Community RDA Merged Project Area Series A	5.25	9-1-2019	1,000,000	1,023,890

Santa Cruz County CA Redevelopment Successor Agency Tax Allocation Refunding Bond (Build America Mutual Assurance Company Insured)	5.00	9-1-2019	625,000	638,863

Santa Cruz County CA Redevelopment Successor Agency Tax Allocation Refunding Bond (Build America Mutual Assurance Company Insured)	5.00	9-1-2020	1,000,000	1,054,650

Solana Beach CA School District Special Tax PFA	4.00	9-1-2019	735,000	746,201

Stockton CA RDA Refunding Bond Series A (AGM Insured)	5.00	9-1-2025	1,675,000	1,959,549

Successor Agency to the Morgan Hill CA RDA Series A	5.00	9-1-2021	1,055,000	1,146,331

Successor Agency to the Rancho Mirage CA RDA Refunding Bond Subordinate Lien Series A (Build America Mutual Assurance Company Insured)	5.00	4-1-2019	580,000	584,901

Successor Agency to the Rancho Mirage CA RDA Series A (Build America Mutual Assurance Company Insured)	5.00	4-1-2019	850,000	857,183

Successor Agency to the Rancho Mirage CA RDA Series A (Build America Mutual Assurance Company Insured)	5.00	4-1-2019	600,000	605,070

Successor Agency to the Richmond CA Community RDA Series A (Build America Mutual Assurance Company Insured)	4.50	9-1-2025	160,000	177,682

Successor Agency to the Richmond CA Community RDA Series A (Build America Mutual Assurance Company Insured)	5.00	9-1-2021	310,000	334,983

Successor Agency to the Richmond CA Community RDA Series A (Build America Mutual Assurance Company Insured)	5.00	9-1-2022	300,000	332,061

Successor Agency to the Richmond CA Community RDA Series A (Build America Mutual Assurance Company Insured)	5.00	9-1-2023	265,000	299,702

Successor Agency to the Richmond CA Community RDA Series A (Build America Mutual Assurance Company Insured)	5.00	9-1-2025	150,000	170,100

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Tax Revenue (continued)

Successor Agency to the Riverside County CA RDA Desert Communities Project Area Series D	5.00%	10-1-2022	$445,000	$493,598

Successor Agency to the Riverside County CA RDA Desert Communities Project Area Series D	5.00	10-1-2023	470,000	532,595

Successor Agency to the Riverside County CA RDA Project Area #1 Series A	5.00	10-1-2022	240,000	266,210

Successor Agency to the Riverside County CA RDA Project Area #1 Series A	5.00	10-1-2023	460,000	521,263

Sulphur Springs CA Union School District Prerefunded Bond Community Facilities District #2002-1 Series A	3.00	9-1-2019	295,000	297,487

Sulphur Springs CA Union School District Unrefunded Bond Community Facilities District #2002-1 Series A	3.00	9-1-2019	300,000	302,865

Tracy CA Community Facilities District #2016-1	4.00	9-1-2021	140,000	144,603

Tracy CA Community Facilities District #2016-1	4.00	9-1-2022	180,000	186,952

Tracy CA Community Facilities District #2016-1	4.00	9-1-2024	135,000	140,760

Tracy CA Community Facilities District #2016-1	4.00	9-1-2025	155,000	162,096

Tracy CA Community Facilities District #2016-1	5.00	9-1-2028	425,000	475,388

Tustin CA Community Facilities District #6-1 Legacy Columbus Villages Series A	5.00	9-1-2025	1,000,000	1,169,200

Upland CA Successor Agency to Merged Project Tax Allocation Bond (AGM Insured)	5.00	9-1-2023	1,000,000	1,133,810

Vacaville CA RDA Tax Allocation Refunding Bond Subordinate Redevelopment Projects	5.00	9-1-2020	600,000	632,484

Vacaville CA RDA Tax Allocation Refunding Bond Subordinate Redevelopment Projects	5.00	9-1-2021	600,000	648,840

Vacaville CA RDA Tax Allocation Refunding Bond Subordinate Redevelopment Projects	5.00	9-1-2022	1,050,000	1,164,177

Val Verde CA Unified School District (Build America Mutual Assurance Company Insured)	4.00	10-1-2020	350,000	363,955

Val Verde CA Unified School District (Build America Mutual Assurance Company Insured)	4.00	10-1-2021	375,000	395,438

Val Verde CA Unified School District (Build America Mutual Assurance Company Insured)	5.00	10-1-2022	665,000	735,596

Western Riverside County CA Regional Wastewater Authority Series A-1	4.00	9-1-2019	1,830,000	1,856,425

Yuba City CA RDA Refunding Bond (AGM Insured)	5.00	9-1-2025	750,000	883,500

				129,071,163

Tobacco Revenue: 0.63%

Golden State Tobacco Securitization Corporation Tobacco Settlement Refunding Bond Series A1	5.00	6-1-2026	3,000,000	3,343,230

Transportation Revenue: 0.65%

Alameda County CA Corridor Transportation Authority Prerefunded Bond CAB Subordinate Lien Series A (Ambac Insured) (z)	6.17	10-1-2019	2,780,000	2,747,001

Alameda County CA Corridor Transportation Authority Unrefunded Bond CAB Subordinate Lien Series A (Ambac Insured) (z)	6.17	10-1-2019	220,000	215,651

Sacramento CA Regional Transportation District Farebox	5.00	3-1-2019	500,000	502,825

				3,465,477

Utilities Revenue: 2.35%

Colton CA PFA Series A	4.00	4-1-2019	415,000	417,419

Modesto CA Irrigation District Electric Refunding Bond Series A	5.00	7-1-2020	500,000	525,080

Southern California Public Power Authority Refunding Bond Canyon Power Project Series A	2.25	7-1-2040	6,000,000	6,023,520

Southern California Public Power Authority Refunding Bond Canyon Power Project Series A	5.00	7-1-2027	1,000,000	1,073,400

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Utilities Revenue (continued)

Southern California Public Power Authority Refunding Bond Canyon Power Project Series B (SIFMA Municipal Swap +0.25%) ±	1.96%	7-1-2040	$4,000,000	$3,982,440

Walnut CA Energy Center Authority Refunding Bond Series A	5.00	1-1-2021	500,000	533,340

				12,555,199

Water & Sewer Revenue: 4.01%

Eastern California Municipal Water District Refunding Bond Series C (SIFMA Municipal Swap +0.25%) ±	1.96	7-1-2046	3,000,000	3,000,090

Florin CA Resource Conservation District Series A (National Insured)	5.00	9-1-2019	1,000,000	1,021,310

Florin CA Resource Conservation District Series A (National Insured)	5.00	9-1-2020	1,000,000	1,052,450

Florin CA Resource Conservation District Series A (National Insured)	5.00	9-1-2021	1,250,000	1,349,725

Florin CA Resource Conservation District Series A (National Insured)	5.00	9-1-2022	1,250,000	1,382,188

Goleta CA Water District Certificate of Participation Series A (AGM Insured)	5.00	12-1-2019	125,000	128,700

Goleta CA Water District Certificate of Participation Series A (AGM Insured)	5.00	12-1-2020	140,000	148,513

Oxnard CA Financing Authority Refunding Bond (AGM Insured)	5.00	6-1-2021	735,000	791,691

San Fransico City & County CA Public Utilities Commision Series C Green Bond	2.13	10-1-2048	10,000,000	10,018,100

San Luis & Delta-Mendota CA Water Authority Delta Habitat Conservation & Conveyance Program Development Project Series A (Build America Mutual Assurance Company Insured)	5.00	3-1-2019	100,000	100,558

San Luis & Delta-Mendota CA Water Authority Delta Habitat Conservation & Conveyance Program Development Project Series A (Build America Mutual Assurance Company Insured)	5.00	3-1-2020	100,000	103,929

Vallejo CA Refunding Bond (National Insured)	5.00	5-1-2019	790,000	792,046

Vallejo CA Refunding Bond (National Insured)	5.00	5-1-2021	1,500,000	1,503,315

				21,392,615

				498,715,793

Guam: 0.58%

Airport Revenue: 0.26%

Guam Port Authority AMT Series B	5.00	7-1-2023	540,000	585,803

Guam Port Authority AMT Series B	5.00	7-1-2024	750,000	822,278

				1,408,081

Utilities Revenue: 0.32%

Guam Power Authority Series A (AGM Insured)	5.00	10-1-2019	1,640,000	1,675,145

				3,083,226

Illinois: 2.45%

Miscellaneous Revenue: 2.00%

Illinois Series D	5.00	11-1-2025	10,000,000	10,690,400

Tax Revenue: 0.45%

Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series B	5.00	12-15-2025	650,000	698,880

Sales Tax Securitization Corporation Series 2017A	5.00	1-1-2026	1,500,000	1,680,975

				2,379,855

				13,070,255

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New York: 1.05%

Industrial Development Revenue: 1.05%

New York Transportation Development Corporation Special Facilities Revenue Delta Air Lines Incorporated LaGuardia Airport Terminals C&D Redevelopment	5.00%	1-1-2026	$5,000,000	$5,620,000

Texas: 0.38%

Resource Recovery Revenue: 0.38%

Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series A ø	2.05	4-1-2040	2,000,000	2,000,000

Total Municipal Obligations (Cost $514,590,317)				522,489,274

Other: 0.94%

Nuveen California AMT-Free Quality Municipal Income Fund Preferred Shares Series A 144A§øø	2.01	10-1-2047	5,000,000	5,000,000

Total Other (Cost $5,000,000)				5,000,000

	Yield		Shares
Short-Term Investments: 0.29%

Investment Companies: 0.29%

Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)	1.65		1,563,394	1,564,019

Total Short-Term Investments (Cost $1,564,019)				1,564,019

Total investments in securities (Cost $521,154,336)	99.13%	529,053,293

Other assets and liabilities, net	0.87	4,670,016

Total net assets	100.00%	$533,723,309

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(z)	Zero coupon security. The rate represents the purchase yield to maturity.

(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.

ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

§	The security is subject to a demand feature which reduces the effective maturity.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund	19

Abbreviations:

AGM	Assured Guaranty Municipal

Ambac	Ambac Financial Group Incorporated

AMT	Alternative minimum tax

BAN	Bond anticipation notes

CAB	Capital appreciation bond

CDA	Community Development Authority

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General obligation

HFA	Housing Finance Authority

HFFA	Health Facilities Financing Authority

LIBOR	London Interbank Offered Rate

LIQ	Liquidity agreement

National	National Public Finance Guarantee Corporation

PCFA	Pollution Control Financing Authority

PFA	Public Finance Authority

RDA	Redevelopment Authority

SIFMA	Securities Industry and Financial Markets Association

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	1,529,712	118,245,497	118,211,815	1,563,394	$(852)	$0	$14,761	$1,564,019	0.29%

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo California Limited-Term Tax-Free Fund	Statement of assets and liabilities—December 31, 2018 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $519,590,317)	$527,489,274
Investments in affiliated securities, at value (cost $1,564,019)	1,564,019
Receivable for investments sold	250,078
Receivable for Fund shares sold	3,540,757
Receivable for interest	6,260,733
Prepaid expenses and other assets	30,479

Total assets	539,135,340

Liabilities
Payable for Fund shares redeemed	4,007,224
Due to custodian bank	763,849
Dividends payable	316,580
Management fee payable	160,279
Administration fees payable	49,804
Distribution fee payable	15,765
Trustees’ fees and expenses payable	741
Accrued expenses and other liabilities	97,789

Total liabilities	5,412,031

Total net assets	$533,723,309

NET ASSETS CONSIST OF
Paid-in capital	$533,296,086
Total distributable earnings	427,223

Total net assets	$533,723,309

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$112,989,440
Shares outstanding – Class A1	10,669,539
Net asset value per share – Class A	$10.59
Maximum offering price per share – Class A2	$10.81
Net assets – Class C	$23,656,606
Shares outstanding – Class C1	2,234,450
Net asset value per share – Class C	$10.59
Net assets – Administrator Class	$101,311,900
Shares outstanding – Administrator Class[1]	9,714,507
Net asset value per share – Administrator Class	$10.43
Net assets – Institutional Class	$295,762,363
Shares outstanding – Institutional Class[1]	28,376,855
Net asset value per share – Institutional Class	$10.42

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/98 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended December 31, 2018 (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund	21

Investment income
Interest	$7,710,312
Income from affiliated securities	14,761

Total investment income	7,725,073

Expenses
Management fee	1,162,295
Administration fees
Class A	94,995
Class C	20,368
Administrator Class	59,660
Institutional Class	129,104
Shareholder servicing fees
Class A	148,430
Class C	31,825
Administrator Class	148,933
Distribution fee
Class C	95,475
Custody and accounting fees	7,091
Professional fees	28,590
Registration fees	44,986
Shareholder report expenses	10,039
Trustees’ fees and expenses	14,232
Other fees and expenses	14,036

Total expenses	2,010,059
Less: Fee waivers and/or expense reimbursements	(172,910)

Net expenses	1,837,149

Net investment income	5,887,924

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(790,196)
Affiliated securities	(852)
Futures contracts	343,070

Net realized losses on investments	(447,978)
Net change in unrealized gains (losses) on investments	(884,904)

Net realized and unrealized gains (losses) on investments	(1,332,882)

Net increase in net assets resulting from operations	$4,555,042

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo California Limited-Term Tax-Free Fund	Statement of changes in net assets

	Six months ended December 31, 2018 (unaudited)		Year ended June 30, 2018[1]

Operations
Net investment income		$5,887,924		$12,429,693
Net realized losses on investments		(447,978)		(3,427,387)
Net change in unrealized gains (losses) on investments		(884,904)		(8,011,347)

Net increase in net assets resulting from operations		4,555,042		990,959

Distributions to shareholders from net investment income and net realized gains
Class A		(1,091,565)		(2,407,589)
Class C		(137,556)		(297,433)
Administrator Class		(1,211,675)		(2,899,311)
Institutional Class		(3,445,464)		(6,825,360)

Total distributions to shareholders		(5,886,260)		(12,429,693)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	676,898	7,162,566	2,077,616	22,303,849
Class C	34,788	367,863	177,303	1,905,490
Administrator Class	1,402,334	14,562,270	1,932,144	20,369,275
Institutional Class	7,889,141	82,164,266	16,566,094	174,446,045

		104,256,965		219,024,659

Reinvestment of distributions
Class A	88,485	934,796	197,697	2,114,653
Class C	12,029	127,054	25,519	272,822
Administrator Class	115,520	1,202,155	273,523	2,881,478
Institutional Class	152,820	1,588,757	298,293	3,139,346

		3,852,762		8,408,299

Payment for shares redeemed
Class A	(1,375,640)	(14,526,601)	(4,796,149)	(51,144,759)
Class C	(345,606)	(3,649,045)	(831,210)	(8,905,544)
Administrator Class	(4,590,060)	(47,808,061)	(4,731,716)	(49,743,594)
Institutional Class	(10,887,538)	(113,149,795)	(20,555,577)	(216,738,610)

		(179,133,502)		(326,532,507)

Net decrease in net assets resulting from capital share transactions		(71,023,775)		(99,099,549)

Total decrease in net assets		(72,354,993)		(110,538,283)

Net assets
Beginning of period		606,078,302		716,616,585

End of period		$533,723,309		$606,078,302

[1]

Effective for all filings after November 4, 2018, the SEC prospectively eliminated the requirement to parenthetically disclose undistributed net investment income at the end of the period and permitted the aggregation of distributions, with the exception of tax basis returns of capital. Undistributed net investment income at June 30, 2018 was $475,690. The disaggregated distributions information for the year ended June 30, 2018 is included in Note 8, Distributions to Shareholders, in the notes to the financial statements.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo California Limited-Term Tax-Free Fund	23

(For a share outstanding throughout each period)

	Six months ended December 31, 2018 (unaudited)	Year ended June 30
CLASS A		2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.61	$10.79	$11.04	$10.83	$10.86	$10.66
Net investment income	0.10	0.19	0.18	0.17	0.16	0.18
Net realized and unrealized gains (losses) on investments	(0.02)	(0.18)	(0.25)	0.21	(0.03)	0.20

Total from investment operations	0.08	0.01	(0.07)	0.38	0.13	0.38
Distributions to shareholders from
Net investment income	(0.10)	(0.19)	(0.18)	(0.17)	(0.16)	(0.18)
Net asset value, end of period	$10.59	$10.61	$10.79	$11.04	$10.83	$10.86
Total return[1]	0.74%	0.05%	(0.64)%	3.54%	1.22%	3.61%
Ratios to average net assets (annualized)
Gross expenses	0.85%	0.84%	0.83%	0.83%	0.82%	0.83%
Net expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	1.84%	1.73%	1.65%	1.56%	1.49%	1.70%
Supplemental data
Portfolio turnover rate	6%	45%	21%	21%	31%	31%
Net assets, end of period (000s omitted)	$112,989	$119,657	$148,933	$196,629	$198,402	$203,306

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo California Limited-Term Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2018 (unaudited)	Year ended June 30
CLASS C		2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.61	$10.79	$11.04	$10.83	$10.86	$10.65
Net investment income	0.06	0.11	0.10	0.09	0.08	0.10
Net realized and unrealized gains (losses) on investments	(0.02)	(0.18)	(0.25)	0.21	(0.03)	0.21

Total from investment operations	0.04	(0.07)	(0.15)	0.30	0.05	0.31
Distributions to shareholders from
Net investment income	(0.06)	(0.11)	(0.10)	(0.09)	(0.08)	(0.10)
Net asset value, end of period	$10.59	$10.61	$10.79	$11.04	$10.83	$10.86
Total return[1]	0.36%	(0.70)%	(1.38)%	2.76%	0.47%	2.94%
Ratios to average net assets (annualized)
Gross expenses	1.60%	1.59%	1.58%	1.58%	1.57%	1.58%
Net expenses	1.55%	1.55%	1.55%	1.55%	1.55%	1.55%
Net investment income	1.09%	0.98%	0.90%	0.81%	0.74%	0.95%
Supplemental data
Portfolio turnover rate	6%	45%	21%	21%	31%	31%
Net assets, end of period (000s omitted)	$23,657	$26,868	$34,113	$40,098	$33,996	$34,920

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo California Limited-Term Tax-Free Fund	25

(For a share outstanding throughout each period)

	Six months ended December 31, 2018 (unaudited)	Year ended June 30
ADMINISTRATOR CLASS		2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.45	$10.63	$10.87	$10.66	$10.70	$10.49
Net investment income	0.11	0.20 [1]	0.20	0.19	0.18	0.20
Net realized and unrealized gains (losses) on investments	(0.02)	(0.18)	(0.24)	0.21	(0.04)	0.21

Total from investment operations	0.09	0.02	(0.04)	0.40	0.14	0.41
Distributions to shareholders from
Net investment income	(0.11)	(0.20)	(0.20)	(0.19)	(0.18)	(0.20)
Net asset value, end of period	$10.43	$10.45	$10.63	$10.87	$10.66	$10.70
Total return[2]	0.84%	0.23%	(0.38)%	3.78%	1.33%	3.95%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.78%	0.77%	0.77%	0.76%	0.77%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	2.03%	1.93%	1.84%	1.75%	1.69%	1.90%
Supplemental data
Portfolio turnover rate	6%	45%	21%	21%	31%	31%
Net assets, end of period (000s omitted)	$101,312	$133,581	$162,747	$226,581	$309,120	$550,156

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo California Limited-Term Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2018 (unaudited)	Year ended June 30
INSTITUTIONAL CLASS		2018	2017	2016	2015[1]
Net asset value, beginning of period	$10.44	$10.62	$10.86	$10.66	$10.75
Net investment income	0.11	0.21	0.21	0.20	0.13
Net realized and unrealized gains (losses) on investments	(0.02)	(0.18)	(0.24)	0.20	(0.09)

Total from investment operations	0.09	0.03	(0.03)	0.40	0.04
Distributions to shareholders from
Net investment income	(0.11)	(0.21)	(0.21)	(0.20)	(0.13)
Net asset value, end of period	$10.42	$10.44	$10.62	$10.86	$10.66
Total return[2]	0.89%	0.33%	(0.28)%	3.79%	0.35%
Ratios to average net assets (annualized)
Gross expenses	0.52%	0.51%	0.50%	0.50%	0.50%
Net expenses	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	2.14%	2.03%	1.95%	1.86%	1.82%
Supplemental data
Portfolio turnover rate	6%	45%	21%	21%	31%
Net assets, end of period (000s omitted)	$295,762	$325,973	$370,824	$351,080	$280,061

[1]	For the period from October 31, 2014 (commencement of class operations) to June 30, 2015

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund	27

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo California Limited-Term Tax-Free Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investment in registered open-end investment are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.

28	Wells Fargo California Limited-Term Tax-Free Fund	Notes to financial statements (unaudited)

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of December 31, 2018, the aggregate cost of all investments for federal income tax purposes was $521,094,736 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$8,779,613

Gross unrealized losses	(821,056)

Net unrealized gains	$7,958,557

Capital loss carryforwards that do not expire are required to be utilized prior to capital loss carryforwards that expire. As of June 30, 2018, capital loss carryforwards available to offset future net realized capital gains were as follows through the indicated expiration dates:

	No expiration
2019	Short-term	Long-term

$110,356	$3,281,449	$927,410

As of June 30, 2018, the Fund had current year net deferred post-October capital losses consisting of $2,990,327 in short-term losses and $190,637 in long-term which were recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Notes to financial statements (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund	29
∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Municipal obligations	$0	$522,489,274	$0	$522,489,274

Other	0	5,000,000	0	5,000,000

Short-term investments

Investment companies	1,564,019	0	0	1,564,019

Total assets	$1,564,019	$527,489,274	$0	$529,053,293

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At December 31, 2018, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.40% and declining to 0.28% as the average daily net assets of the Fund increase. For the six months ended December 31, 2018, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.16%

Administrator Class	0.10

Institutional Class	0.08

30	Wells Fargo California Limited-Term Tax-Free Fund	Notes to financial statements (unaudited)

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund level expenses on a proportionate basis and then from class specific expenses; otherwise, waivers and/or reimbursements are applied against class specific expenses before fund level expenses. Funds Management has committed through October 31, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.80% for Class A shares, 1.55% for Class C shares, 0.60% for Administrator Class shares, and 0.50% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2018, Funds Distributor received $69 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2018.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $41,546,984 and $84,780,000 in interfund purchases and sales, respectively, during the six months ended December 31. 2018.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2018 were $94,031,882 and $33,212,164, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended December 31, 2018, the Fund entered into futures contracts for to gain market exposure. The Fund had an average notional amount of $2,992,145 in short futures contracts during the six months ended December 31, 2018.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.

7. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended December 31, 2018, there were no borrowings by the Fund under the agreement.

Notes to financial statements (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund	31

8. DISTRIBUTIONS TO SHAREHOLDERS

Effective for all filings after November 4, 2018, the Securities and Exchange Commission eliminated the requirement to separately state the components of distributions to shareholders under U.S. generally accepted accounting principles. The amounts of distributions to shareholders for the year ended June 30, 2018 were as follows:

Net investment income

Class A	$2,407,589

Class C	297,433

Administrator Class	2,899,311

Institutional Class	6,825,360

9. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territories of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund.

10. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

11. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

32	Wells Fargo California Limited-Term Tax-Free Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund	33

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 152 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr.[3] (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson[3] (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

34	Wells Fargo California Limited-Term Tax-Free Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Michael S. Scofield[4] (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	N/A

Pamela Wheelock (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently the Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Other information (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund	35

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Alexander Kymn (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 76 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 76 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

[3]	Mr. Harris replaced Ms. Johnson as the Chairman of the Audit Committee effective January 1, 2019.

[4]	Mr. Scofield retired on December 31, 2018.

36	Wells Fargo California Limited-Term Tax-Free Fund	Appendix A (unaudited)

SALES CHARGE REDUCTIONS AND WAIVERS FOR CERTAIN INTERMEDIARIES

Raymond James & Associates, Inc., Raymond James Financial Services & Raymond James affiliates (“Raymond James”)

Effective on or about March 1, 2019, shareholders purchasing Fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end Sales Load Waivers on Class A shares Available at Raymond James

•	Shares purchased in an investment advisory program.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•

A shareholder in the fund’s Class C shares will have their shares automatically exchanged at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the exchange is in line with the policies and procedures of Raymond James.

CDSC Waivers on Class A and C Shares Available at Raymond James

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

•	Return of excess contributions from an IRA Account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the Fund’s prospectus.

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•	Shares acquired through a right of reinstatement.

Front-end Load Discounts Available at Raymond James: Breakpoints, and/or Rights of Accumulation

•	Breakpoints as described in the Fund’s Prospectus.

•

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker/dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2019 Wells Fargo Funds Management, LLC. All rights reserved.

320442 02-19 SA248/SAR248 12-18

Semi-Annual Report

December 31, 2018

Wells Fargo California Tax-Free Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo California Tax-Free Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Global trade tensions escalated during the third quarter of 2018.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo California Tax-Free Fund for the six-month period that ended December 31, 2018. During the reporting period, the U.S. generated encouraging economic and business data that was offset by less positive and more inconsistent data from international markets. Investment returns were generally negative as geopolitical tensions and uncertainty tended to distract investors from more favorable underlying trends.

For the period, U.S. stocks, as measured by the S&P 500 Index,1 fell 6.85% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 declined 10.84%. Based on the MSCI EM Index (Net),3 emerging market stocks lost 8.48%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 gained 1.65% while the Bloomberg Barclays Global Aggregate ex-USD Index5 fell 0.84%. The Bloomberg Barclays Municipal Bond Index6 gained 1.53% while the ICE BofAML U.S. High Yield Index7 declined 2.34%.

Global trade tensions prompted investor concerns.

Global trade tensions escalated during the third quarter of 2018. The U.S. imposed tariffs on a wide range of products manufactured overseas. Foreign governments retaliated with tariffs that punished U.S. commodity producers and product manufacturers. Investors wondered about next steps as divergence in global economic policies and growth prospects widened.

During the summer months, the U.S. economy strengthened. Revised second-quarter gross domestic product (GDP) growth data released in August showed the U.S. economy growing at a 4.2% rate. The unemployment rate in the U.S. was 3.7% by the end of September, according to the U.S. Department of Labor. Wages showed more consistent growth, and consumer confidence remained strong. Several U.S. equity market indices reached records during August, with the S&P 500 Index gaining 7.71% for the three-month period that ended September 30, 2018. In contrast, the MSCI ACWI ex USA Index (Net) gained 0.71% while the MSCI EM Index (Net) declined 1.09% during the same three-month period.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2018. ICE Data Indices, LLC. All rights reserved.

Letter to shareholders (unaudited)	Wells Fargo California Tax-Free Fund	3

Economic signals overseas were mixed as the third quarter ended and the fourth quarter began. In particular, signs of slowing economic growth in China created uncertainty for investors. Amid rising trade tensions, the People’s Bank of China cut reserve requirement ratios and accelerated infrastructure spending and tax cuts for business enterprises and individuals. Nevertheless, a strengthening U.S. dollar and trade tensions remained headwinds for investors overseas.

Equity markets were volatile during the fourth quarter.

Negative stock market performance during October and December bracketed a mildly positive November, as measured by the S&P 500 Index and the MSCI ACWI ex USA Index (Net). As interest rates and bond yields gained during October, stock markets struggled. Readings on consumer sentiment and business spending were mixed. Markets rebounded in November. The U.S. and China agreed to halt further increases in tariffs and engage in additional negotiations. While November returns were positive, the loss for the full fourth quarter was substantial for equity investors globally, with the S&P down 13.52% and the MSCI ACWI ex USA Index (Net) down 11.46%. December’s S&P 500 Index performance was the lowest since 1931. Globally, fixed income investments fared better than stocks during the last two months of the year as conflicting signals unsettled investors’ outlooks.

Equity investors confronted a number of changing conditions. In November’s mid-term elections, control of the U.S. House of Representatives shifted from Republicans to Democrats, presaging potential partisan disputes. Progress on Brexit negotiations stalled in the UK. In China, the value of the yuan declined to low levels last seen in 2008. Oil prices continued to fall. The Fed increased the federal funds rate by 25 bps to a target range of between 2.25% and 2.50% in December 2018. A late-December dispute over spending and immigration policy resulted in a partial U.S. government shutdown that continued through the end of the period.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Economic signals overseas were mixed as the third quarter ended and the fourth quarter began.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

4	Wells Fargo California Tax-Free Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax and California individual income tax.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Terry J. Goode

Robert J. Miller

Adrian Van Poppel

Average annual total returns (%) as of December 31, 2018

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (SCTAX)	10-6-1988	-3.99	3.05	5.13	0.54	4.00	5.61	0.83	0.75

Class C (SCTCX)	7-1-1993	-1.24	3.22	4.83	-0.24	3.22	4.83	1.58	1.50

Administrator Class (SGCAX)	12-15-1997	–	–	–	0.75	4.18	5.83	0.77	0.55

Institutional Class (SGTIX)[3]	10-31-2014	–	–	–	0.91	4.26	5.87	0.50	0.48

Bloomberg Barclays Municipal Bond Index[4]	–	–	–	–	1.28	3.82	4.85	–	–

Bloomberg Barclays Municipal Bond: California Index[5]	–	–	–	–	1.11	3.95	5.28	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to California municipal securities risk, high-yield securities risk, and non-diversification risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo California Tax-Free Fund	5

Effective maturity distribution as of December 31, 2018[6]

Credit quality as of December 31, 2018[7]

[1]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has contractually committed through October 31, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns for Institutional Class shares would be higher.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[5]	The Bloomberg Barclays Municipal Bond: California Index is the California component of the Bloomberg Barclays Municipal Bond Index. You cannot invest directly in an index.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[7]

The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

6	Wells Fargo California Tax-Free Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2018 to December 31, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2018	Ending account value 12-31-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A

Actual	$1,000.00	$1,008.60	$3.80	0.75%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82	0.75%
Class C

Actual	$1,000.00	$1,004.95	$7.58	1.50%

Hypothetical (5% return before expenses)	$1,000.00	$1,017.64	$7.63	1.50%
Administrator Class

Actual	$1,000.00	$1,009.63	$2.79	0.55%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.43	$2.80	0.55%
Institutional Class

Actual	$1,000.00	$1,010.85	$2.43	0.48%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.79	$2.45	0.48%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo California Tax-Free Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 98.05%

California: 95.28%

Airport Revenue: 3.47%

California Municipal Finance Authority AMT Senior Lien Linxs Apartment Project Series A	5.00%	12-31-2043	$5,730,000	$6,240,256

Palm Springs CA Palm Springs International Airport	6.40	7-1-2023	500,000	500,450

Sacramento County CA Airport System Refunding Bond AMT Senior Series C	5.00	7-1-2037	7,300,000	8,279,003

Sacramento County CA Airport System Refunding Bond AMT Senior Series C	5.00	7-1-2038	3,000,000	3,389,310

San Francisco CA City & County International Airport AMT Series A	5.00	5-1-2047	7,715,000	8,532,636

San Jose CA Airport AMT Refunding Bond Series A	5.00	3-1-2047	4,000,000	4,431,560

San Jose CA Airport Refunding Bond Series B	5.00	3-1-2042	1,750,000	1,977,290

				33,350,505

Education Revenue: 5.25%

California Educational Facilities Authority Loma Linda University Series A	5.00	4-1-2042	2,645,000	2,954,968

California Municipal Finance Authority California Baptist University Series A 144A	4.00	11-1-2021	595,000	608,132

California Municipal Finance Authority California Baptist University Series A 144A	5.00	11-1-2025	1,025,000	1,106,375

California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	6.75	8-1-2033	1,525,000	1,673,382

California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	7.13	8-1-2043	1,000,000	1,098,360

California Municipal Finance Authority Charter School Palmdale Aerospace Academy Project 144A	5.00	7-1-2041	1,250,000	1,281,387

California Municipal Finance Authority Charter School Revenue Palmdale Aerospace Academy Series A 144A	5.00	7-1-2049	1,800,000	1,843,686

California Municipal Finance Authority Refunding Bond Biola University Incorporated	5.00	10-1-2035	600,000	678,846

California School Finance Authority Bright Star Schools Obligation Group 144A	5.00	6-1-2047	1,000,000	1,010,220

California School Finance Authority Bright Star Schools Obligation Group 144A	5.00	6-1-2054	1,000,000	1,003,360

California School Finance Authority Green Dot Public Schools Projects 144A	4.00	8-1-2025	475,000	495,363

California School Finance Authority Green Dot Public Schools Projects 144A	5.00	8-1-2035	2,525,000	2,681,701

California School Finance Authority KIPP Louisiana School Projects Series A 144A	5.00	7-1-2035	1,000,000	1,078,030

California School Finance Authority Rocketship Education Series A 144A	5.00	6-1-2036	945,000	967,321

California School Finance Authority Rocketship Education Series A 144A	5.00	6-1-2046	2,100,000	2,127,468

California Statewide CDA California Baptist University Refunding Bond Series A 144A	5.00	11-1-2032	1,135,000	1,250,157

California Statewide CDA California Baptist University Refunding Bond Series A 144A	5.00	11-1-2041	2,875,000	3,095,771

California Statewide CDA School Facility Alliance for College-Ready Public Schools	6.75	7-1-2031	1,625,000	1,741,252

California Statewide CDA School Facility Aspire Public Schools	5.00	7-1-2020	670,000	670,000

California Statewide CDA School Facility Aspire Public Schools	5.20	7-1-2020	135,000	135,000

California University Systemwide Refunding Bond Series A	4.00	11-1-2038	8,000,000	8,277,200

California University Systemwide Refunding Bond Series A	5.00	11-1-2045	6,400,000	7,186,880

University of California Series AI	5.00	5-15-2038	2,000,000	2,199,480

University of California Series K	4.00	5-15-2046	5,295,000	5,375,908

				50,540,247

GO Revenue: 32.44%

Alhambra CA Unified School District Election of 2008 Series B (AGM Insured)	6.00	8-1-2029	4,100,000	4,548,253

Alvord CA Unified School District Election of 2012 Series A (AGM Insured)	5.25	8-1-2037	1,620,000	1,812,278

Bassett CA Unified School District Refunding Bond Series B (Build America Mutual Assurance Company Insured)	5.00	8-1-2027	1,050,000	1,215,879

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo California Tax-Free Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

GO Revenue (continued)

Beaumont CA Unified School District Election of 2008 Series D (Build America Mutual Assurance Company Insured)	5.25%	8-1-2044	$2,000,000	$2,314,420

Cabrillo CA Unified School District CAB Series A (Ambac Insured) (z)	5.61	8-1-2021	1,500,000	1,420,635

California	5.25	11-1-2040	3,000,000	3,159,630

California Prerefunded Bond	6.00	4-1-2035	900,000	909,972

California Prerefunded Bond	6.00	4-1-2038	8,300,000	8,391,964

California Statewide Series B (1 Month LIBOR +0.76%) ±	2.40	12-1-2031	2,500,000	2,518,925

California Unrefunded Bond	6.00	4-1-2035	1,240,000	1,252,375

California Unrefunded Bond	6.00	4-1-2038	15,165,000	15,311,039

California Various Purposes	5.00	9-1-2029	1,475,000	1,585,905

California Various Purposes	5.00	10-1-2029	7,000,000	7,149,450

California Various Purposes	5.00	9-1-2032	5,100,000	5,667,018

California Various Purposes	5.00	2-1-2038	5,000,000	5,441,150

California Various Purposes	5.00	10-1-2039	5,000,000	5,646,550

California Various Purposes	5.00	8-1-2046	10,000,000	11,259,800

California Various Purposes	5.25	9-1-2028	5,000,000	5,413,550

California Various Purposes	5.25	10-1-2029	800,000	818,552

California Various Purposes	5.25	4-1-2035	12,640,000	13,761,674

California Various Purposes	5.60	3-1-2036	8,715,000	9,057,674

California Various Purposes	5.75	4-1-2029	1,600,000	1,615,392

California Various Purposes	5.75	4-1-2031	3,380,000	3,411,840

California Various Purposes Refunding Bond	5.00	9-1-2035	35,000,000	40,274,850

Center Unified School District California CAB Series C (National Insured) (z)	5.78	9-1-2021	5,000,000	4,737,100

Centinela Valley CA Union High School District Election of 2008 Series B	6.00	8-1-2036	2,500,000	2,970,275

Centinela Valley CA Union High School District Election of 2008 Series C	5.00	8-1-2035	2,000,000	2,262,100

Cerritos CA Community College CAB Election of 2004 (z)	5.55	8-1-2029	1,750,000	1,274,507

Cerritos CA Community College CAB Election of 2004 (z)	5.79	8-1-2033	1,500,000	916,275

College of the Sequoias Tulare Area Improvement District #3 CAB Election of 2008 Series A (AGC Insured) (z)	6.31	8-1-2024	1,000,000	869,160

Compton CA Community College CAB Election of 2002 Series C (z)	6.71	8-1-2035	3,445,000	1,735,178

Contra Costa County CA Community College District Election of 2006	5.00	8-1-2038	3,250,000	3,620,175

Delano CA Union High School Election of 2010 Series B (AGM Insured)	5.75	8-1-2035	4,510,000	4,777,849

Escondido CA Union High School CAB Election of 2008 Series A (AGC Insured) (z)	6.65	8-1-2027	8,385,000	6,678,736

Garden Grove CA Unified School District Election of 2010 Series C	5.25	8-1-2037	2,000,000	2,246,600

Gilroy CA Unified School District Election of 2008 Series A (AGC Insured)	6.00	8-1-2027	1,000,000	1,025,890

Hayward CA Unified School District Refunding Bond	5.00	8-1-2038	6,000,000	6,660,780

Inglewood CA Unified School District Election of 2012 Series B (Build America Mutual Assurance Company Insured)	5.00	8-1-2036	200,000	223,622

Inglewood CA Unified School District Election of 2012 Series B (Build America Mutual Assurance Company Insured)	5.00	8-1-2038	500,000	555,150

Kentfield CA School District Election 2014 Series B	5.00	8-1-2043	1,500,000	1,680,690

Long Beach CA Unified School District CAB Election of 2008 Series B (z)	5.75	8-1-2035	2,000,000	1,092,680

Long Beach CA Unified School District Prerefunded Bond Election of 2008 Series A	5.50	8-1-2026	1,435,000	1,467,632

Long Beach CA Unified School District Unrefunded Bond Election of 2008 Series A	5.50	8-1-2026	95,000	97,065

Los Angeles CA Community College District Refunding Bond	4.00	8-1-2038	10,000,000	10,424,800

Lynwood CA Unified School District Election of 2012 Series A (AGM Insured)	5.00	8-1-2033	5,000	5,517

Merced CA City School District Election of 2014	5.00	8-1-2045	1,000,000	1,137,750

Merced CA Union High School District CAB Series C (z)	6.64	8-1-2032	3,380,000	2,132,814

Mount San Antonio CA Community College District CAB Election of 2008 Series A (z)	4.83	8-1-2024	1,610,000	1,421,888

Natomas CA Unified School District Series 1999 (National Insured)	5.95	9-1-2021	360,000	377,680

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo California Tax-Free Fund	9

Security name	Interest rate	Maturity date	Principal	Value

GO Revenue (continued)

Norwalk-La Mirada CA Unified School District CAB Election of 2002 Series D (AGM Insured) (z)	6.35%	8-1-2023	$1,500,000	$1,354,575

Oakland CA Unified School District Election of 2012 Series 2013	5.50	8-1-2023	500,000	568,745

Oakland CA Unified School District Election of 2012 Series 2013	6.63	8-1-2038	7,750,000	8,727,430

Oakland CA Unified School District Election of 2012 Series A	5.00	8-1-2040	3,500,000	3,961,825

Oxnard CA School District Election of 2012 Series D (AGM Insured)	5.00	8-1-2034	1,695,000	1,948,301

Pajaro Valley CA Unified School District Election of 2012 Series A	5.00	8-1-2038	1,700,000	1,888,173

Paramount CA Unified School District CAB Election of 2006 (z)	6.88	8-1-2033	2,500,000	1,483,975

Pomona CA Unified School District Series A (National Insured)	6.55	8-1-2029	1,480,000	1,844,198

Poway CA Unified School District CAB Election of 2008 Improvement District 07-1-A (z)	5.83	8-1-2024	1,800,000	1,582,686

Rialto CA Unified School District CAB Election of 2010 Series A (AGM Insured) (z)	6.78	8-1-2026	3,320,000	2,727,712

Sacramento CA Unified School District Election of 2012 Series A (Build America Mutual Assurance Company Insured)	5.25	8-1-2033	1,000,000	1,125,610

Sacramento CA Unified School District Election of 2012 Series C (AGM Insured)	5.00	8-1-2033	2,735,000	3,129,469

San Bernardino County CA Community Election of 2008 Series D	5.00	8-1-2045	2,000,000	2,253,660

San Bernardino County CA Unified School District Election of 2012 Series C (AGM Insured)	5.00	8-1-2040	8,000,000	9,030,000

San Diego CA Community College Election of 2002	5.00	8-1-2031	4,000,000	4,514,920

San Gorgonio CA Memorial Healthcare Refunding Bond	5.00	8-1-2032	1,750,000	1,906,905

San Gorgonio CA Memorial Healthcare Refunding Bond	5.50	8-1-2028	2,525,000	2,848,326

San Joaquin CA Delta Community College District Election of 2004 Series C	5.00	8-1-2033	3,195,000	3,610,158

San Joaquin CA Delta Community College District Election of 2004 Series C	5.00	8-1-2034	3,315,000	3,740,248

San Jose CA Libraries & Parks Project	5.13	9-1-2031	2,040,000	2,045,426

San Mateo County CA Jefferson Union High School District CAB Election of 2006 Series D (z)	7.98	8-1-2033	7,000,000	2,518,950

San Mateo County CA Jefferson Union High School District CAB Election of 2006 Series D (z)	8.50	8-1-2036	11,130,000	3,128,532

San Mateo County CA Jefferson Union High School District Prerefunded CAB Election of 2006 Series D (z)	8.49	8-1-2034	6,915,000	2,291,216

San Mateo County CA Jefferson Union High School District Unrefunded CAB Election of 2006 Series D (z)	8.49	8-1-2034	2,990,000	989,421

San Rafael CA City High School District CAB Election of 2002 Series B (National Insured) (z)	5.62	8-1-2023	1,260,000	1,138,876

Sanger CA Unified School District Refunding Bond (National Insured)	5.60	8-1-2023	855,000	896,656

Santa Ana CA Unified School District CAB Election of 2008 Series B (AGC Insured) (z)	7.22	8-1-2038	15,000,000	7,082,550

Santa Rosa CA High School District Prerefunded Bond	5.00	8-1-2024	750,000	834,165

Santa Rosa CA High School District Unrefunded Bond	5.00	8-1-2024	255,000	281,841

Sierra Kings CA Health Care District	5.00	8-1-2028	1,000,000	1,131,310

Sierra Kings CA Health Care District	5.00	8-1-2032	1,500,000	1,671,210

Sierra Kings CA Health Care District	5.00	8-1-2037	1,750,000	1,922,410

Sonoma Valley CA Unified School District CAB Election of 2010 Series A (z)	6.55	8-1-2027	1,020,000	802,199

South Pasadena CA Unified School District Series A (FGIC Insured)	5.55	11-1-2020	220,000	230,996

Stockton CA Unified School District Election of 2012 Series A (AGM Insured)	5.00	8-1-2038	1,025,000	1,133,988

Washington Township CA Health Care District Election of 2004 Series B	5.50	8-1-2038	1,500,000	1,735,440

West Contra Costa CA Unified School District (AGM Insured)	5.25	8-1-2024	1,350,000	1,464,642

West Contra Costa CA Unified School District CAB Election of 2005 Series B	6.00	8-1-2027	1,080,000	1,408,039

West Contra Costa CA Unified School District CAB Election of 2005 Series C-1 (AGC Insured) (z)	6.19	8-1-2021	6,000,000	5,702,880

Wiseburn CA School District CAB (AGC Insured) (z)	5.63	8-1-2027	1,525,000	1,201,395

				312,209,746

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo California Tax-Free Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Health Revenue: 12.09%

Antelope Valley CA Healthcare District Refunding Bond Series A	5.25%	3-1-2036	$3,000,000	$3,219,750

Association of Bay Area Governments Finance Authority for Nonprofit Corporation Insured O’Connor Woods Project	5.00	1-1-2043	5,000,000	5,437,900

Association of Bay Area Governments Finance Authority for Nonprofit Corporation Insured Senior Living Odd Fellows Home of California Series A	5.00	4-1-2042	1,100,000	1,192,499

California HFFA Catholic Healthcare West Series A	5.25	3-1-2023	3,000,000	3,197,250

California HFFA Catholic Healthcare West Series A	6.00	7-1-2029	4,000,000	4,087,920

California HFFA El Camino Hospital	5.00	2-1-2035	3,000,000	3,399,900

California HFFA LA Biomedical Research Institute at Harbor-UCLA Medical Center	5.00	9-1-2048	5,000,000	5,426,350

California HFFA Nevada Methodist Homes	5.00	7-1-2030	1,830,000	2,119,323

California HFFA Nevada Methodist Homes	5.00	7-1-2035	1,000,000	1,139,360

California HFFA Nevada Methodist Homes	5.00	7-1-2045	4,500,000	5,035,950

California HFFA Refunding Bond Cedars Sinai Medical Center Series B	4.00	8-15-2039	10,500,000	10,756,200

California HFFA Refunding Bond Children’s Hospital Series A	5.00	8-15-2047	5,000,000	5,487,250

California HFFA Sutter Health Series B	5.00	11-15-2046	5,000,000	5,522,500

California HFFA Sutter Health Series D	5.25	8-15-2031	3,100,000	3,358,013

California Municipal Finance Authority Channing House Project Refunding Bond Series A	5.00	5-15-2034	1,000,000	1,155,790

California Municipal Finance Authority Community Medical Centers Refunding Bond Series A	5.00	2-1-2047	4,000,000	4,357,200

California Municipal Finance Authority Eisenhower Medical Center Refunding Bond Series A	5.00	7-1-2047	1,400,000	1,522,052

California PFA Henry Mayo Newhall Hospital Refunding Bond	5.00	10-15-2037	500,000	539,375

California PFA Henry Mayo Newhall Hospital Refunding Bond	5.00	10-15-2047	4,000,000	4,267,800

California Statewide CDA Adventist Health System Series A	5.00	3-1-2045	2,500,000	2,772,350

California Statewide CDA Adventist Health System West Refunding Bond Series A	5.00	3-1-2048	5,000,000	5,612,450

California Statewide CDA Enloe Medical Center (Ambac Insured)	5.00	8-15-2033	1,650,000	1,889,580

California Statewide CDA Enloe Medical Center (Ambac Insured)	5.00	8-15-2035	1,000,000	1,136,890

California Statewide CDA Enloe Medical Center (Ambac Insured)	5.00	8-15-2038	2,000,000	2,249,100

California Statewide CDA Loma Linda University Medical Center Refunding Bond Series A	5.25	12-1-2044	5,150,000	5,422,023

California Statewide CDA Redwoods Projects	5.13	11-15-2035	1,500,000	1,678,605

California Statewide Communities Marin General Hospital Series A	5.00	8-1-2036	700,000	809,312

California Statewide Communities Marin General Hospital Series A	5.00	8-1-2037	500,000	576,365

California Statewide Communities Marin General Hospital Series A	5.00	8-1-2038	450,000	515,272

Palomar Health CA Refunding Bond	5.00	11-1-2042	4,000,000	4,294,840

San Buenaventura CA Community Mental Health System	8.00	12-1-2031	1,615,000	1,807,750

University of California Regents Medical Center Prerefunded Bond Series J	5.25	5-15-2038	7,790,000	8,920,641

University of California Regents Medical Center Series J	5.00	5-15-2033	2,265,000	2,575,169

University of California Regents Medical Center Unrefunded Bond Series J	5.25	5-15-2038	2,210,000	2,469,565

Washington Township CA Health Care District Series A	5.00	7-1-2026	1,190,000	1,340,714

Washington Township CA Health Care District Series A	5.00	7-1-2042	1,000,000	1,087,180

				116,380,188

Housing Revenue: 1.61%

California Municipal Finance Authority LLC-West Village Student Housing Project	5.00	5-15-2048	6,700,000	7,298,511

California Municipal Finance Authority Mobile Senior Caritas Projects Series A	5.00	8-15-2029	500,000	562,480

California PFA NCCD-Claremont Properties LLC University Housing Project Series A 144A	5.00	7-1-2047	2,950,000	2,962,154

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo California Tax-Free Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Housing Revenue (continued)

California Statewide CDA Poway Retirement Housing Foundation Housing Incorporated Series A	5.25%	11-15-2035	$1,500,000	$1,693,005

Contra Costa County CA Home Mortgage Revenue Bonds GNMA Mortgage-Backed Securities Program (GNMA Insured)	7.75	5-1-2022	105,000	115,310

Independent Cities California Finance Refunding Bond Sanitary Juan Mobile Estates	5.00	8-15-2030	1,000,000	1,103,400

Independent Cities California Finance Refunding Bond Santa Rose Leisure Mobile	5.00	8-15-2046	1,570,000	1,732,825

				15,467,685

Industrial Development Revenue: 0.22%

California PCFA Solid Waste Disposal AMT Green Bond Calplant I Project 144A	8.00	7-1-2039	2,000,000	2,118,560

Miscellaneous Revenue: 16.94%

Alameda CA Joint Powers Authority Multiple Capital Projects Series A	5.00	12-1-2034	1,005,000	1,126,836

Anaheim CA PFA CAB Subordinate Lien Public Improvements Project Series C (AGM Insured) (z)	6.51	9-1-2025	10,000,000	8,309,200

Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2039	3,000,000	3,310,380

Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2046	3,000,000	3,294,840

California Infrastructure & Economic Development King City Joint Union High School	5.75	8-15-2029	2,150,000	2,247,330

California Public Works Board California State University Projects Series B-1	5.70	3-1-2035	2,210,000	2,302,533

California Public Works Board Judicial Council Projects Series A	5.00	3-1-2038	7,000,000	7,603,540

California Public Works Board Various Capital Projects Series A	5.00	4-1-2037	4,925,000	5,303,043

California Public Works Board Judicial Council Projects Series D	5.25	12-1-2025	4,000,000	4,377,680

California Public Works Board Various Capital Projects Series G	5.00	11-1-2037	23,000,000	25,068,160

California Public Works Board Various Capital Projects Series I	5.50	11-1-2033	2,000,000	2,267,300

California Public Works University of California Board of Regents Series G	5.00	12-1-2030	9,850,000	10,798,752

California Statewide Communities Series A	5.00	9-2-2047	2,000,000	2,103,180

Compton CA PFA Refunding Bond 144A	4.00	9-1-2027	3,800,000	3,788,828

Compton CA PFA Refunding Bond 144A	4.50	9-1-2032	2,000,000	2,014,800

Emeryville CA PFA Assessment District Refinancing	5.90	9-2-2021	765,000	766,584

Fullerton CA Joint Union High School Project Certificate of Participation (Build America Mutual Assurance Company Insured)	5.00	9-1-2035	1,385,000	1,556,408

Irvine CA Improvement Bond Act 1915 Limited Obligation Reassessment District #15-2	5.00	9-2-2025	725,000	821,795

Irvine CA Improvement Bond Act 1915 Limited Obligation Reassessment District #15-2	5.00	9-2-2026	400,000	450,552

Irvine CA Improvement Bond Act 1915 Limited Obligation Reassessment District #15-2	5.00	9-2-2042	1,500,000	1,609,575

Los Angeles CA Certificate of Participation Sonneblick del Rio Project (Ambac Insured)	6.00	11-1-2019	535,000	536,856

Los Angeles CA Community Redevelopment Vermont Manchester Social Services Project (Ambac Insured)	5.00	9-1-2025	2,310,000	2,316,029

Los Angeles CA Public Works Financing Authority Series A	5.00	12-1-2039	2,860,000	3,220,417

Montclair CA PFA Lease Refunding Bond (AGM Insured)	5.00	10-1-2035	2,400,000	2,687,736

Richmond CA Joint Powers Financing Authority Civic Center Project Series A (AGC Insured)	5.88	8-1-2037	5,000,000	5,106,850

Richmond CA Joint Powers Financing Authority Point Potrero Series A	6.25	7-1-2024	7,500,000	7,668,825

Riverside County CA Asset Leasing Corporation Riverside County Hospital Project (National Insured) (z)	5.69	6-1-2026	10,000,000	8,049,100

Sacramento CA City Financing Authority Refunding Bond Master Lease Program Facilities (Build America Mutual Assurance Company Insured)	5.00	12-1-2035	1,300,000	1,477,671

Sacramento CA City Financing Authority Series A (Ambac Insured)	5.40	11-1-2020	920,000	958,806

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo California Tax-Free Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Miscellaneous Revenue (continued)

Sacramento CA City School Joint Refunding Bond Series A (Build America Mutual Assurance Company Insured)	5.00%	3-1-2040	$2,165,000	$2,382,496

San Bernardino County CA Certificate of Participation Arrowhead Project Series A	5.50	8-1-2020	6,000,000	6,132,540

San Bernardino County CA Certificate of Participation Medical Center Financing Project (National Insured)	5.00	8-1-2028	5,720,000	5,725,434

San Francisco CA City & County Certificate of Participation Multiple Capital Improvement Projects Series A	5.20	4-1-2026	3,000,000	3,024,420

San Jose CA Unified School District CAB (AGM Insured) (z)	5.57	1-1-2021	1,205,000	1,163,620

San Jose CA Unified School District CAB (AGM Insured) (z)	6.34	1-1-2026	3,175,000	2,694,496

San Marino CA Unified School District Certificate of Participation Los Angeles County Schools Pooled Financing Program Series A	5.00	12-1-2041	500,000	505,580

San Ysidro CA School District Certificate of Participation School Facilities Bridge Funding Program (Build America Mutual Assurance Company Insured)	5.00	9-1-2037	250,000	272,920

San Ysidro CA School District Certificate of Participation School Facilities Bridge Funding Program (Build America Mutual Assurance Company Insured)	5.00	9-1-2042	625,000	677,725

San Ysidro CA School District Certificate of Participation School Facilities Bridge Funding Program (Build America Mutual Assurance Company Insured)	5.00	9-1-2047	1,000,000	1,078,910

Simi Valley CA Unified School District Capital Improvement Projects (Ambac Insured)	5.25	8-1-2022	1,710,000	1,827,067

Stockton CA Unified School District Community Improvement Project	5.00	2-1-2033	550,000	634,942

Sutter Butte CA Flood Control Agency (Build America Mutual Assurance Company Insured)	5.00	10-1-2040	3,545,000	3,945,089

Torrance CA Certificate of Participation	5.25	6-1-2039	5,385,000	6,103,790

Tracy CA Operating Partnership Joint Powers Authority Capital Improvement Projects (AGC Insured)	6.25	10-1-2033	1,000,000	1,003,450

Ventura County CA PFA Series A	5.00	11-1-2038	4,250,000	4,674,575

				162,990,660

Tax Revenue: 12.65%

Beaumont CA Community Facilities District #93-1 Special Tax Improvement Area #17C	5.00	9-1-2043	750,000	806,460

Beaumont CA Community Facilities District #93-1 Special Tax Improvement Area #17C	5.00	9-1-2048	1,100,000	1,175,548

Beaumont CA Community Facilities District #93-1 Special Tax Improvement Area #8D Series A	5.00	9-1-2043	750,000	806,460

Beaumont CA Community Facilities District #93-1 Special Tax Improvement Area #8D Series A	5.00	9-1-2048	1,035,000	1,106,084

Beaumont CA Special Tax Improvement Area #8C Series A	5.00	9-1-2048	2,855,000	3,051,081

Belmont CA Community Facilities Special Tax District #2000-1 Library Project Series A (Ambac Insured)	5.75	8-1-2030	3,190,000	4,077,235

California Statewide CDA Community Facilities District #2015-01	5.00	9-1-2047	1,420,000	1,526,230

California Statewide Communities Development Authority Special Tax Community Facilities District #2017-01	5.00	9-1-2048	5,000,000	5,372,250

Casitas CA Municipal Water District Community Facilities District #2013-1-OJAI Series B (Build America Mutual Assurance Company Insured)	5.25	9-1-2047	5,000,000	5,786,200

Cathedral City CA RDA Successor Agency to Merged Redevelopment Project Tax Allocation Bond Series A (AGM Insured)	5.00	8-1-2032	1,450,000	1,616,808

Cathedral City CA RDA Successor Agency to Merged Redevelopment Project Tax Allocation Bond Series A (AGM Insured)	5.00	8-1-2033	880,000	979,317

Chino CA Community Facilities District Special Tax #2003-3 Improvement Area #7	5.00	9-1-2048	2,500,000	2,706,900

Chula Vista CA Community Facilities District Special Tax #16I Improvement Area #1	5.00	9-1-2043	500,000	543,870

Chula Vista CA Community Facilities District Special Tax #16I Improvement Area #1	5.00	9-1-2048	1,000,000	1,085,890

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo California Tax-Free Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Tax Revenue (continued)

Compton CA Community College RDA Project 2nd Lien Series A	5.00%	8-1-2020	$1,140,000	$1,182,180

Corona CA Community Facilities District #2018-1 (Improvement Area #1) 2018 Special Tax Bond Series A	5.00	9-1-2048	1,000,000	1,064,250

Corona Norco CA Unified School Districts Special Tax Community Facilities District #16-1	5.00	9-1-2048	1,500,000	1,620,390

Dinuba CA RDA Merged City Redevelopment Project (Build America Mutual Assurance Company Insured)	5.00	9-1-2033	1,500,000	1,696,755

Elk Grove CA Financing Authority Special Tax Refunding Bond (Build America Mutual Assurance Company Insured)	5.00	9-1-2038	1,500,000	1,681,785

Elk Grove CA Financing Authority Special Tax Refunding Bond (Build America Mutual Assurance Company Insured)	5.00	9-1-2048	1,250,000	1,327,475

Folsom Ranch Financing Authority California Facilities District #20 (Russell Ranch) Series 2018	5.00	9-1-2048	1,650,000	1,771,473

Fremont CA Community Facilities District #1 Refunding Bond	5.00	9-1-2040	2,700,000	2,887,326

Inglewood CA Redevelopment Successor Agency to Merged Redevelopment Project Tax Allocation Refunding Bond Subordinate Lien Series A (Build America Mutual Assurance Company Insured)	5.00	5-1-2034	500,000	572,000

Inglewood CA Redevelopment Successor Agency to Merged Redevelopment Project Tax Allocation Refunding Bond Subordinate Lien Series A (Build America Mutual Assurance Company Insured)	5.00	5-1-2038	305,000	343,418

Inland Valley CA Development Agency Series A	5.25	9-1-2037	4,000,000	4,453,520

Irvine CA Community Facilities District #2013-3 Great Park Improvement Area #1 Special Tax Bond Series 2014	5.00	9-1-2049	1,000,000	1,054,820

Lafayette CA RDA Lafayette Redevelopment Project Refunding Bond (AGM Insured)	5.00	8-1-2033	1,500,000	1,683,285

Lafayette CA RDA Lafayette Redevelopment Project Refunding Bond (AGM Insured)	5.00	8-1-2038	1,635,000	1,820,409

Lancaster CA RDA Tax Allocation Combined Redevelopment Project Areas	6.50	8-1-2029	2,000,000	2,056,220

Lancaster CA RDA Tax Allocation Refunding Bond Combined Redevelopment Project Areas (AGM Insured)	5.00	8-1-2033	1,200,000	1,379,988

Oakland CA Redevelopment Successor Agency Refunding Bond Subordinate Series TE (AGM Insured)	5.00	9-1-2035	2,545,000	2,869,818

Oakland CA Redevelopment Successor Agency Refunding Bond Subordinate Series TE (AGM Insured)	5.00	9-1-2036	4,000,000	4,497,600

Orange County CA Community Facilities District #2015-1 Esencia Village Series A	5.25	8-15-2045	2,000,000	2,158,460

Rancho Cucamonga CA RDA Rancho Redevelopment Project Area (AGM Insured)	5.00	9-1-2032	1,870,000	2,106,873

Redwood City CA RDA CAB Redevelopment Project Area Series 2-A (Ambac Insured) (z)	6.35	7-15-2030	3,505,000	2,370,467

Rio Vista CA Community Facilities District Special Tax #2018-1	5.00	9-1-2048	1,190,000	1,280,571

Riverside County CA Community Facilities Districts Special Tax #05-8	5.00	9-1-2048	1,600,000	1,715,152

Romoland School District Community Facilities District #2004-1 Heritage Lake Improvement Area #4 Series 2018 Special Tax Bond	5.00	9-1-2048	1,500,000	1,619,145

Roseville CA Special Tax Westbrook Community Facilities District #1 Series 2018	5.00	9-1-2048	2,030,000	2,204,357

Sacramento CA Transient Occupancy Tax Convention Center Complex Series A	5.00	6-1-2048	3,750,000	4,242,563

San Bernardino CA Special Tax Community Facilities District #2006-1 Series 2018	5.00	9-1-2048	1,200,000	1,300,320

San Clemente CA Special Tax Community Facilities District #2006-1	5.00	9-1-2040	980,000	1,043,837

San Clemente CA Special Tax Community Facilities District #2006-1	5.00	9-1-2046	1,190,000	1,263,923

San Diego CA RDA CAB Tax Allocation Centre (AGM Insured) (z)	5.58	9-1-2023	885,000	794,420

San Diego CA RDA Naval Training Center Series A	5.00	9-1-2025	575,000	606,711

San Francisco CA City & County RDA Mission Bay South Redevelopment Project Series A	5.00	8-1-2043	2,500,000	2,746,900

San Francisco CA City & County RDA Tax Transbay Infrastructure Project Third Lien Series B (AGM Insured)	5.00	8-1-2046	1,500,000	1,686,735

San Francisco City & County CA RDA CAB Mission Bay South Redevelopment Project Subordinate Bond Series D 144A(z)	5.28	8-1-2026	4,000,000	2,804,760

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo California Tax-Free Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Tax Revenue (continued)

San Marcos CA Unified School District Special Tax Community Facilities District #4 (Build America Mutual Assurance Company Insured)	5.00%	9-1-2034	$1,710,000	$1,935,275

San Marcos CA Unified School District Special Tax Community Facilities District #5 (Build America Mutual Assurance Company Insured)	5.00	9-1-2028	1,290,000	1,467,981

San Marcos CA Unified School District Special Tax Community Facilities District #5 (Build America Mutual Assurance Company Insured)	5.00	9-1-2029	1,325,000	1,502,550

Santa Ana CA Community Redevelopment Merged Project Area Series A	6.00	9-1-2022	2,000,000	2,183,460

Santa Cruz County CA RDA Live Oak Soquel Community Improvement Project	6.63	9-1-2029	2,100,000	2,168,922

Sonoma CA CDA Successor Agency to Sonoma Redevelopment Project Tax Allocation Bond (National Insured)	5.00	6-1-2033	1,325,000	1,507,439

Successor Agency to the Marina Redevelopment Agency Tax Allocation Bonds Series A	5.00	9-1-2033	340,000	373,857

Successor Agency to the Marina Redevelopment Agency Tax Allocation Bonds Series A	5.00	9-1-2038	400,000	433,776

Successor Agency to the Marina Redevelopment Agency Tax Allocation Bonds Series B	5.00	9-1-2033	250,000	271,935

Successor Agency to the Marina Redevelopment Agency Tax Allocation Bonds Series B	5.00	9-1-2038	250,000	267,580

Tracy Hills CA Improvement Area #1 Community Facilities District #2016-1 Special Tax Bonds Series 2018	5.00	9-1-2048	2,750,000	2,981,303

Tustin CA Community Facilities District Special Tax #2014-1 Legacy/Standard Pacific Series A	5.00	9-1-2040	750,000	806,145

Tustin CA Community Facilities District Special Tax #2014-1 Legacy/Standard Pacific Series A	5.00	9-1-2045	1,000,000	1,071,810

Union City CA Community RDA Successor Agency to Community Redevelopment Project Tax Allocation Refunding Bond Series A	5.00	10-1-2036	1,000,000	1,127,760

Union City CA Community RDA Successor Agency to Union City Community Redevelopment Project (AGC Insured)	5.25	10-1-2033	8,000,000	8,497,280

Yorba Linda CA RDA CAB Series A (National Insured) (z)	5.52	9-1-2019	630,000	620,871

				121,766,183

Tobacco Revenue: 0.53%

Golden State Tobacco Securitization Corporation Tobacco Settlement Refunding Bond Series A-1	5.00	6-1-2028	2,000,000	2,213,820

Golden State Tobacco Securitization Corporation Tobacco Settlement Refunding Bond Series A-2	5.00	6-1-2047	3,000,000	2,884,200

				5,098,020

Transportation Revenue: 1.92%

Alameda County CA Corridor Transportation Authority Prerefunded Bond CAB Subordinate Lien Series A (Ambac Insured) (z)	6.17	10-1-2019	2,780,000	2,747,001

Alameda County CA Corridor Transportation Authority Unrefunded Bond CAB Subordinate Lien Series A (Ambac Insured) (z)	6.17	10-1-2019	220,000	215,651

Bay Area CA Toll Authority Toll Bridge Series S-4	5.00	4-1-2030	2,000,000	2,270,860

Foothill-Eastern Corridor CA Transportation Agency Subordinate Bond Series B-3	5.50	1-15-2053	8,000,000	8,863,920

San Diego CA RDA Centre City Subordinate Refunding Bond Parking Series B	5.30	9-1-2020	1,060,000	1,063,169

San Francisco CA Municipal Transportation	5.00	3-1-2039	3,000,000	3,348,630

				18,509,231

Utilities Revenue: 4.98%

Banning CA Financing Authority Refunding Bond Electric System Project (AGM Insured)	5.00	6-1-2037	5,000,000	5,619,500

Imperial CA Irrigation District Electric System Refunding Bond Series A	5.00	11-1-2040	3,715,000	4,214,668

Imperial CA Irrigation District Electric System Refunding Bond Series A	5.00	11-1-2045	1,060,000	1,198,351

Imperial CA Irrigation District Electric System Refunding Bond Series C	5.00	11-1-2038	2,500,000	2,823,125

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo California Tax-Free Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Utilities Revenue (continued)

Los Angeles CA Department of Water and Power Series E	5.00%	7-1-2044	$12,475,000	$13,830,159

M-S-R California Energy Authority Gas Series B	7.00	11-1-2034	4,000,000	5,564,440

M-S-R California Energy Authority Gas Series C	6.13	11-1-2029	1,060,000	1,293,603

Modesto CA Irrigation District Financing Authority Series A	5.00	10-1-2040	3,500,000	3,906,280

Northern California Power Agency Public Power Prerefunded Bond (Ambac Insured)	7.50	7-1-2023	35,000	38,490

Redding CA Joint Powers Financing Authority Election System Series A	5.00	6-1-2032	440,000	504,297

Roseville CA Natural Gas Financing Authority	5.00	2-15-2025	1,930,000	2,186,825

Southern California Public Power Authority Natural Gas Project #1 Series A	5.25	11-1-2025	1,000,000	1,133,320

Turlock CA Irrigation District Refunding Bond Subordinate First Priority	5.50	1-1-2041	2,000,000	2,122,860

Walnut CA Energy Center Authority Series A	5.00	1-1-2034	3,115,000	3,521,009

				47,956,927

Water & Sewer Revenue: 3.18%

Adelanto CA Public Utility Authority Refunding Bond (AGM Insured)	5.00	7-1-2039	2,000,000	2,277,080

Bay Area CA Water Supply & Conservation Agency Series A	5.00	10-1-2034	6,000,000	6,625,740

California Statewide CDA Water & Wastewater Pooled Financing Program Series B (AGM Insured)	5.25	10-1-2027	1,040,000	1,043,058

El Dorado CA Irrigation District Refunding Bond Series A (AGM Insured)	5.25	3-1-2039	2,000,000	2,260,560

Florin CA Resource Conservation Refunding Bond Second Senior Lien Series A (National Insured)	5.00	9-1-2032	2,000,000	2,241,040

Merced CA Irrigation District Water & Hydroelectric System Series A (AGM Insured)	5.00	10-1-2038	4,000,000	4,457,040

Pico Rivera CA Water Authority Series A (National Insured)	5.50	5-1-2019	450,000	454,923

Pico Rivera CA Water Authority Series A	6.25	12-1-2032	4,015,000	4,052,540

San Buenaventura CA PFFA Series B	5.00	7-1-2042	4,000,000	4,350,800

Tulare CA Sewer Refunding Bond (AGM Insured)	5.00	11-15-2041	1,500,000	1,689,825

Vallejo CA Refunding Bond	5.25	5-1-2031	1,000,000	1,114,710

				30,567,316

				916,955,268

Guam: 0.76%

Airport Revenue: 0.14%

Guam Port Authority AMT Series A	5.00	7-1-2048	1,235,000	1,342,951

Tax Revenue: 0.11%

Guam Government Business Privilege Tax Series A	5.00	1-1-2031	1,000,000	1,031,090

Water & Sewer Revenue: 0.51%

Guam Government Waterworks Authority	5.25	7-1-2033	1,500,000	1,594,185

Guam Government Waterworks Authority	5.50	7-1-2043	3,125,000	3,329,312

				4,923,497

				7,297,538

Illinois: 1.22%

Miscellaneous Revenue: 1.11%

Illinois Series D	5.00	11-1-2025	10,000,000	10,690,400

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo California Tax-Free Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Tax Revenue: 0.11%

Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series A	5.00%	6-15-2057	$1,000,000	$1,023,160

				11,713,560

New York: 0.58%

Industrial Development Revenue: 0.58%

New York Transportation Development Corporation Special Facilities Revenue Delta Air Lines Incorporated LaGuardia Airport Terminals C&D Redevelopment	5.00	1-1-2026	5,000,000	5,620,000

Texas: 0.21%

Resource Recovery Revenue: 0.21%

Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series A ø	2.05	4-1-2040	2,000,000	2,000,000

Total Municipal Obligations (Cost $890,286,245)				943,586,366

Other: 0.52%

Nuveen California AMT-Free Quality Municipal Income Fund Preferred Shares Series A 144A§ øø	2.01	10-1-2047	5,000,000	5,000,000

Total Other (Cost $5,000,000)				5,000,000

	Yield		Shares
Short-Term Investments: 0.30%

Investment Companies: 0.30%

Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)	1.65		2,883,764	2,884,918

Total Short-Term Investments (Cost $2,884,918)				2,884,918

Total investments in securities (Cost $898,171,163)	98.87%	951,471,284

Other assets and liabilities, net	1.13	10,891,655

Total net assets	100.00%	$962,362,939

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(z)	Zero coupon security. The rate represents the purchase yield to maturity.

±	Variable rate investment. The rate shown is the rate in effect at period end.

ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

§	The security is subject to a demand feature which reduces the effective maturity.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo California Tax-Free Fund	17

Abbreviations:

AGC	Assured Guaranty Corporation

AGM	Assured Guaranty Municipal

Ambac	Ambac Financial Group Incorporated

AMT	Alternative minimum tax

CAB	Capital appreciation bond

CDA	Community Development Authority

FGIC	Financial Guaranty Insurance Corporation

GNMA	Government National Mortgage Association

GO	General obligation

HFFA	Health Facilities Financing Authority

LIBOR	London Interbank Offered Rate

National	National Public Finance Guarantee Corporation

PCFA	Pollution Control Financing Authority

PFA	Public Finance Authority

PFFA	Public Facilities Financing Authority

RDA	Redevelopment Authority

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	896,900	78,421,183	76,434,319	2,883,764	$0	$0	$17,379	$2,884,918	0.30%

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo California Tax-Free Fund	Statement of assets and liabilities—December 31, 2018 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $895,286,245)	$948,586,366
Investments in affiliated securities, at value (cost $2,884,918)	2,884,918
Cash	101,502
Receivable for Fund shares sold	1,405,287
Receivable for interest	12,693,180
Prepaid expenses and other assets	4,875

Total assets	965,676,128

Liabilities
Payable for Fund shares redeemed	2,061,632
Dividends payable	622,967
Management fee payable	243,762
Administration fees payable	104,537
Distribution fee payable	27,708
Trustees’ fees and expenses payable	527
Accrued expenses and other liabilities	252,056

Total liabilities	3,313,189

Total net assets	$962,362,939

NET ASSETS CONSIST OF
Paid-in capital	$931,598,399
Total distributable earnings	30,764,540

Total net assets	$962,362,939

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$432,883,807
Shares outstanding – Class A1	37,470,435
Net asset value per share – Class A	$11.55
Maximum offering price per share – Class A2	$12.09
Net assets – Class C	$42,083,868
Shares outstanding – Class C1	3,572,140
Net asset value per share – Class C	$11.78
Net assets – Administrator Class	$226,556,605
Shares outstanding – Administrator Class[1]	19,573,414
Net asset value per share – Administrator Class	$11.57
Net assets – Institutional Class	$260,838,659
Shares outstanding – Institutional Class[1]	22,533,934
Net asset value per share – Institutional Class	$11.58

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended December 31, 2018 (unaudited)	Wells Fargo California Tax-Free Fund	19

Investment income
Interest	$19,605,730
Income from affiliated securities	17,379

Total investment income	19,623,109

Expenses
Management fee	1,907,847
Administration fees
Class A	359,858
Class C	35,889
Administrator Class	104,692
Institutional Class	111,941
Shareholder servicing fees
Class A	562,278
Class C	56,076
Administrator Class	260,374
Distribution fee
Class C	168,229
Custody and accounting fees	10,190
Professional fees	35,646
Registration fees	52,422
Shareholder report expenses	37,753
Trustees’ fees and expenses	13,320
Other fees and expenses	15,371

Total expenses	3,731,886
Less: Fee waivers and/or expense reimbursements	(461,143)

Net expenses	3,270,743

Net investment income	16,352,366

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses on investments	(1,101,373)
Net change in unrealized gains (losses) on investments	(6,798,518)

Net realized and unrealized gains (losses) on investments	(7,899,891)

Net increase in net assets resulting from operations	$8,452,475

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo California Tax-Free Fund	Statement of changes in net assets

	Six months ended December 31, 2018 (unaudited)		Year ended June 30, 2018¹

Operations
Net investment income		$16,352,366		$32,756,804
Net realized losses on investments		(1,101,373)		(397,135)
Net change in unrealized gains (losses) on investments		(6,798,518)		(15,921,703)

Net increase in net assets resulting from operations		8,452,475		16,437,966

Distributions to shareholders from net investment income and net realized gains
Class A		(7,276,439)		(14,178,372)
Class C		(558,334)		(1,262,333)
Administrator Class		(3,609,650)		(6,997,042)
Institutional Class		(4,908,743)		(10,318,698)

Total distributions to shareholders		(16,353,166)		(32,756,445)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	3,979,153	46,109,600	5,412,756	63,532,063
Class C	102,823	1,211,501	207,470	2,494,341
Administrator Class	4,833,580	55,726,406	3,150,137	37,468,056
Institutional Class	3,715,343	42,988,326	8,132,600	95,793,566

		146,035,833		199,289,026

Reinvestment of distributions
Class A	588,908	6,790,940	1,121,916	13,180,807
Class C	44,431	522,611	98,749	1,183,379
Administrator Class	303,471	3,505,177	579,082	6,823,267
Institutional Class	163,957	1,894,716	368,770	4,342,226

		12,713,444		25,529,679

Payment for shares redeemed
Class A	(5,165,121)	(59,329,086)	(8,403,699)	(98,926,917)
Class C	(603,945)	(7,103,795)	(1,060,979)	(12,741,782)
Administrator Class	(1,563,388)	(17,990,624)	(5,458,094)	(64,458,360)
Institutional Class	(6,002,213)	(69,299,978)	(9,927,151)	(116,905,096)

		(153,723,483)		(293,032,155)

Net increase (decrease) in net assets resulting from capital share transactions		5,025,794		(68,213,450)

Total decrease in net assets		(2,874,897)		(84,531,929)

Net assets
Beginning of period		965,237,836		1,049,769,765

End of period		$962,362,939		$965,237,836

¹

Effective for all filings after November 4, 2018, the SEC prospectively eliminated the requirement to parenthetically disclose undistributed net investment income at the end of the period and permitted the aggregation of distributions, with the exception of tax basis returns of capital. Undistributed net investment income at June 30, 2018 was $59,885. The disaggregated distributions information for the year ended June 30, 2018 is included in Note 7, Distributions to Shareholders, in the notes to the financial statements.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo California Tax-Free Fund	21

(For a share outstanding throughout each period)

	Six months ended December 31, 2018 (unaudited)	Year ended June 30
CLASS A		2018	2017	2016	2015	2014
Net asset value, beginning of period	$11.64	$11.83	$12.45	$11.79	$11.73	$11.21
Net investment income	0.19	0.37	0.36	0.36	0.38	0.42
Net realized and unrealized gains (losses) on investments	(0.09)	(0.19)	(0.62)	0.66	0.06	0.52

Total from investment operations	0.10	0.18	(0.26)	1.02	0.44	0.94
Distributions to shareholders from
Net investment income	(0.19)	(0.37)	(0.36)	(0.36)	(0.38)	(0.42)
Net asset value, end of period	$11.55	$11.64	$11.83	$12.45	$11.79	$11.73
Total return[1]	0.86%	1.55%	(2.09)%	8.77%	3.74%	8.58%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.83%	0.82%	0.82%	0.83%	0.83%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	3.24%	3.15%	2.99%	2.96%	3.17%	3.71%
Supplemental data
Portfolio turnover rate	5%	33%	48%	17%	30%	41%
Net assets, end of period (000s omitted)	$432,884	$443,165	$472,584	$528,238	$470,368	$466,411

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo California Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2018 (unaudited)	Year ended June 30
CLASS C		2018	2017	2016	2015	2014
Net asset value, beginning of period	$11.87	$12.07	$12.70	$12.02	$11.96	$11.43
Net investment income	0.15	0.29	0.27	0.27	0.29	0.34
Net realized and unrealized gains (losses) on investments	(0.09)	(0.20)	(0.63)	0.68	0.06	0.53

Total from investment operations	0.06	0.09	(0.36)	0.95	0.35	0.87
Distributions to shareholders from
Net investment income	(0.15)	(0.29)	(0.27)	(0.27)	(0.29)	(0.34)
Net asset value, end of period	$11.78	$11.87	$12.07	$12.70	$12.02	$11.96
Total return[1]	0.50%	0.74%	(2.80)%	8.02%	2.96%	7.77%
Ratios to average net assets (annualized)
Gross expenses	1.58%	1.58%	1.57%	1.57%	1.58%	1.58%
Net expenses	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income	2.49%	2.40%	2.24%	2.21%	2.42%	2.96%
Supplemental data
Portfolio turnover rate	5%	33%	48%	17%	30%	41%
Net assets, end of period (000s omitted)	$42,084	$47,831	$57,727	$66,427	$50,787	$45,934

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo California Tax-Free Fund	23

(For a share outstanding throughout each period)

	Six months ended December 31, 2018 (unaudited)	Year ended June 30
ADMINISTRATOR CLASS		2018	2017	2016	2015	2014
Net asset value, beginning of period	$11.66	$11.86	$12.48	$11.81	$11.75	$11.23
Net investment income	0.20	0.39	0.38	0.38	0.40	0.44
Net realized and unrealized gains (losses) on investments	(0.09)	(0.20)	(0.62)	0.67	0.06	0.52

Total from investment operations	0.11	0.19	(0.24)	1.05	0.46	0.96
Distributions to shareholders from
Net investment income	(0.20)	(0.39)	(0.38)	(0.38)	(0.40)	(0.44)
Net asset value, end of period	$11.57	$11.66	$11.86	$12.48	$11.81	$11.75
Total return[1]	0.96%	1.67%	(1.88)%	9.06%	3.95%	8.79%
Ratios to average net assets (annualized)
Gross expenses	0.77%	0.77%	0.76%	0.76%	0.77%	0.77%
Net expenses	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	3.45%	3.34%	3.16%	3.16%	3.39%	3.91%
Supplemental data
Portfolio turnover rate	5%	33%	48%	17%	30%	41%
Net assets, end of period (000s omitted)	$226,557	$186,626	$210,209	$344,090	$210,265	$273,026

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo California Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2018 (unaudited)	Year ended June 30
INSTITUTIONAL CLASS		2018	2017	2016	2015[1]
Net asset value, beginning of period	$11.66	$11.86	$12.48	$11.81	$11.99
Net investment income	0.20	0.40	0.39	0.39	0.27
Net realized and unrealized gains (losses) on investments	(0.07)	(0.20)	(0.62)	0.67	(0.18)

Total from investment operations	0.13	0.20	(0.23)	1.06	0.09
Distributions to shareholders from
Net investment income	(0.21)	(0.40)	(0.39)	(0.39)	(0.27)
Net asset value, end of period	$11.58	$11.66	$11.86	$12.48	$11.81
Total return[2]	1.09%	1.74%	(1.81)%	9.14%	0.72%
Ratios to average net assets (annualized)
Gross expenses	0.50%	0.50%	0.49%	0.49%	0.50%
Net expenses	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	3.51%	3.42%	3.28%	3.24%	3.35%
Supplemental data
Portfolio turnover rate	5%	33%	48%	17%	30%
Net assets, end of period (000s omitted)	$260,839	$287,616	$309,253	$193,154	$149,368

[1]	For the period from October 31, 2014 (commencement of class operations) to June 30, 2015

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo California Tax-Free Fund	25

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo California Tax-Free Fund (the “Fund”) which is a non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

26	Wells Fargo California Tax-Free Fund	Notes to financial statements (unaudited)

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of December 31, 2018, the aggregate cost of all investments for federal income tax purposes was $898,042,943 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$54,955,650

Gross unrealized losses	(1,527,309)

Net unrealized gains	$53,428,341

As of June 30, 2018, the Fund had capital loss carryforwards which consisted of $20,089,647 in short-term capital losses.

As of June 30, 2018, the Fund had current year deferred post-October capital losses consisting of $1,403,646 in short-term losses which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo California Tax-Free Fund	27

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Municipal obligations	$0	$943,586,366	$0	$943,586,366

Other	0	5,000,000	0	5,000,000

Short-term investments

Investment companies	2,884,918	0	0	2,884,918

Total assets	$2,884,918	$948,586,366	$0	$951,471,284

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At December 31, 2018, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.40% and declining to 0.28% as the average daily net assets of the Fund increase. For the six months ended December 31, 2018, the management fee was equivalent to an annual rate of 0.39% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.16%

Administrator Class	0.10

Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund level expenses on a proportionate basis and then from class specific expenses; otherwise, waivers and/or reimbursements are applied against class specific expenses before fund level expenses. Funds Management has committed through October 31, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.75% for Class A shares, 1.50% for Class C shares, 0.55% for Administrator Class shares, and 0.48% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

28	Wells Fargo California Tax-Free Fund	Notes to financial statements (unaudited)

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2018, Funds Distributor received $2,641 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2018.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $76,960,000 and $53,876,984 in interfund purchases and sales, respectively, during the six months ended December 31, 2018.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2018 were $89,255,577 and $50,057,521, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended December 31, 2018, there were no borrowings by the Fund under the agreement.

7. DISTRIBUTIONS TO SHAREHOLDERS

Effective for all filings after November 4, 2018, the Securities and Exchange Commission eliminated the requirement to separately state the components of distributions to shareholders under U.S. generally accepted accounting principles. The amounts of distributions to shareholders for the year ended June 30, 2018 were as follows:

Net investment income

Class A	$14,178,372

Class C	1,262,333

Administrator Class	6,997,042

Institutional Class	10,318,698

8. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territories of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund.

Notes to financial statements (unaudited)	Wells Fargo California Tax-Free Fund	29

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

30	Wells Fargo California Tax-Free Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo California Tax-Free Fund	31

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 152 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr.[3] (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson[3] (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

32	Wells Fargo California Tax-Free Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Michael S. Scofield[4] (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	N/A

Pamela Wheelock (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently the Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Other information (unaudited)	Wells Fargo California Tax-Free Fund	33

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Alexander Kymn (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 76 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 76 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

[3]	Mr. Harris replaced Ms. Johnson as the Chairman of the Audit Committee effective January 1, 2019.

[4]	Mr. Scofield retired on December 31, 2018.

34	Wells Fargo California Tax-Free Fund	Appendix A (unaudited)

SALES CHARGE REDUCTIONS AND WAIVERS FOR CERTAIN INTERMEDIARIES

Raymond James & Associates, Inc., Raymond James Financial Services & Raymond James affiliates (“Raymond James”)

Effective on or about March 1, 2019, shareholders purchasing Fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end Sales Load Waivers on Class A shares Available at Raymond James

•	Shares purchased in an investment advisory program.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•

A shareholder in the fund’s Class C shares will have their shares automatically exchanged at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the exchange is in line with the policies and procedures of Raymond James.

CDSC Waivers on Class A and C Shares Available at Raymond James

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

•	Return of excess contributions from an IRA Account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the Fund’s prospectus.

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•	Shares acquired through a right of reinstatement.

Front-end Load Discounts Available at Raymond James: Breakpoints, and/or Rights of Accumulation

•	Breakpoints as described in the Fund’s Prospectus.

•

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker/dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2019 Wells Fargo Funds Management, LLC. All rights reserved.

320443 02-19 SA249/SAR249 12-18

Semi-Annual Report

December 31, 2018

Wells Fargo Colorado Tax-Free Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Colorado Tax-Free Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Global trade tensions escalated during the third quarter of 2018.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Colorado Tax-Free Fund for the six-month period that ended December 31, 2018. During the reporting period, the U.S. generated encouraging economic and business data that was offset by less positive and more inconsistent data from international markets. Investment returns were generally negative as geopolitical tensions and uncertainty tended to distract investors from more favorable underlying trends.

For the period, U.S. stocks, as measured by the S&P 500 Index,1 fell 6.85% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 declined 10.84%. Based on the MSCI EM Index (Net),3 emerging market stocks lost 8.48%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 gained 1.65% while the Bloomberg Barclays Global Aggregate ex-USD Index5 fell 0.84%. The Bloomberg Barclays Municipal Bond Index6 gained 1.53% while the ICE BofAML U.S. High Yield Index7 declined 2.34%.

Global trade tensions prompted investor concerns.

Global trade tensions escalated during the third quarter of 2018. The U.S. imposed tariffs on a wide range of products manufactured overseas. Foreign governments retaliated with tariffs that punished U.S. commodity producers and product manufacturers. Investors wondered about next steps as divergence in global economic policies and growth prospects widened.

During the summer months, the U.S. economy strengthened. Revised second-quarter gross domestic product (GDP) growth data released in August showed the U.S. economy growing at a 4.2% rate. The unemployment rate in the U.S. was 3.7% by the end of September, according to the U.S. Department of Labor. Wages showed more consistent growth, and consumer confidence remained strong. Several U.S. equity market indices reached records during August, with the S&P 500 Index gaining 7.71% for the three-month period that ended September 30, 2018. In contrast, the MSCI ACWI ex USA Index (Net) gained 0.71% while the MSCI EM Index (Net) declined 1.09% during the same three-month period.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2018. ICE Data Indices, LLC. All rights reserved.

Letter to shareholders (unaudited)	Wells Fargo Colorado Tax-Free Fund	3

Economic signals overseas were mixed as the third quarter ended and the fourth quarter began. In particular, signs of slowing economic growth in China created uncertainty for investors. Amid rising trade tensions, the People’s Bank of China cut reserve requirement ratios and accelerated infrastructure spending and tax cuts for business enterprises and individuals. Nevertheless, a strengthening U.S. dollar and trade tensions remained headwinds for investors overseas.

Equity markets were volatile during the fourth quarter.

Negative stock market performance during October and December bracketed a mildly positive November, as measured by the S&P 500 Index and the MSCI ACWI ex USA Index (Net). As interest rates and bond yields gained during October, stock markets struggled. Readings on consumer sentiment and business spending were mixed. Markets rebounded in November. The U.S. and China agreed to halt further increases in tariffs and engage in additional negotiations. While November returns were positive, the loss for the full fourth quarter was substantial for equity investors globally, with the S&P down 13.52% and the MSCI ACWI ex USA Index (Net) down 11.46%. December’s S&P 500 Index performance was the lowest since 1931. Globally, fixed income investments fared better than stocks during the last two months of the year as conflicting signals unsettled investors’ outlooks.

Equity investors confronted a number of changing conditions. In November’s mid-term elections, control of the U.S. House of Representatives shifted from Republicans to Democrats, presaging potential partisan disputes. Progress on Brexit negotiations stalled in the UK. In China, the value of the yuan declined to low levels last seen in 2008. Oil prices continued to fall. The Fed increased the federal funds rate by 25 bps to a target range of between 2.25% and 2.50% in December 2018. A late-December dispute over spending and immigration policy resulted in a partial U.S. government shutdown that continued through the end of the period.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Economic signals overseas were mixed as the third quarter ended and the fourth quarter began.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

4	Wells Fargo Colorado Tax-Free Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax and Colorado individual income tax.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Terry J. Goode

Adrian Van Poppel

Average annual total returns (%) as of December 31, 2018

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (NWCOX)	7-31-1995	-3.75	3.01	4.32	0.78	3.97	4.80	0.85	0.85

Class C (WCOTX)	3-31-2008	-1.06	3.19	4.02	-0.06	3.19	4.02	1.60	1.60

Administrator Class (NCOTX)	8-23-1993	–	–	–	1.03	4.22	5.06	0.79	0.60

Institutional Class (WCITX)[3]	10-31-2016	–	–	–	1.02	4.26	5.08	0.52	0.52

Bloomberg Barclays Municipal Bond Index[4]	–	–	–	–	1.28	3.82	4.85	–	–

Bloomberg Barclays Colorado Municipal Bond Index[5]	–	–	–	–	1.15	4.54	5.46	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to Colorado municipal securities risk and high-yield securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Colorado Tax-Free Fund	5

Effective maturity distribution as of December 31, 2018[6]

Credit quality as of December 31, 2018[7]

[1]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has contractually committed through October 31, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and is not adjusted to reflect Institutional Class expenses. If these expenses had been included, returns for Institutional Class shares would be higher.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[5]	The Bloomberg Barclays Colorado Municipal Bond Index is the Colorado component of the Bloomberg Barclays Municipal Bond Index. You cannot invest directly in an index.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[7]

The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/ or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

6	Wells Fargo Colorado Tax-Free Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2018 to December 31, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2018	Ending account value 12-31-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A

Actual	$1,000.00	$1,008.06	$4.30	0.85%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	$4.33	0.85%
Class C

Actual	$1,000.00	$1,004.27	$8.08	1.60%

Hypothetical (5% return before expenses)	$1,000.00	$1,017.14	$8.13	1.60%
Administrator Class

Actual	$1,000.00	$1,009.33	$3.04	0.60%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%
Institutional Class

Actual	$1,000.00	$1,009.73	$2.63	0.52%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.65	0.52%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Colorado Tax-Free Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 97.60%

Arizona: 1.52%

Education Revenue: 1.52%

Phoenix AZ IDA Rowan University Project	5.25%	6-1-2034	$1,000,000	$1,083,220

California: 1.65%

Tax Revenue: 1.65%

Norco CA RDA Project Area #1	6.00	3-1-2036	1,120,000	1,176,571

Colorado: 85.13%

Airport Revenue: 3.06%

Denver CO City & County Department of Aviation Airport System Bonds Series 2012B	5.00	11-15-2030	2,000,000	2,187,780

Education Revenue: 20.00%

Colorado Board of Governors State University Enterprise System Revenue Bonds Series 2013C	5.25	3-1-2033	725,000	820,468

Colorado Board of Governors State University Enterprise System Revenue Prerefunded Bond Series 2018 E-1	5.00	3-1-2040	555,000	645,110

Colorado Board of Governors State University Enterprise System Revenue Prerefunded Bond Series E-1	5.00	3-1-2040	390,000	453,320

Colorado Board of Governors State University Enterprise System Revenue Unrefunded Bond Series 2018 E-1	5.00	3-1-2040	1,055,000	1,181,030

Colorado ECFA Alexander Dawson School LLC Project	5.00	2-15-2040	1,000,000	1,027,790

Colorado ECFA Charter School Aspen Ridge School Project Series 2015A 144A	4.13	7-1-2026	595,000	592,531

Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series A	6.00	12-15-2037	500,000	472,445

Colorado ECFA Charter School Ben Franklin Academy Project	5.00	7-1-2036	750,000	809,423

Colorado ECFA Charter School Collegiate Project (Syncora Guarantee Incorporated Insured)	5.00	6-15-2019	230,000	230,467

Colorado ECFA Charter School Collegiate Project (Syncora Guarantee Incorporated Insured)	5.25	6-15-2024	1,140,000	1,141,949

Colorado ECFA Charter School District Montessori Charter School Project	5.00	7-15-2037	1,150,000	1,222,186

Colorado ECFA Charter School Pinnacle High School Project	5.13	12-1-2039	500,000	502,385

Colorado ECFA Charter School Refunding and Improvement Bonds Skyview Academy Project 2014 144A	4.13	7-1-2024	500,000	500,120

Colorado ECFA Charter School Refunding and Improvement Bonds University Laboratory School Project 2015	5.00	12-15-2028	600,000	638,328

Colorado ECFA Refunding Bonds The University Corporation for Atmosphere Research Project Series 2010	5.00	9-1-2032	1,265,000	1,328,794

Colorado ECFA Refunding Bonds The University Corporation for Atmosphere Research Project Series B	5.00	9-1-2030	1,770,000	1,925,778

Colorado ECFA Union Colony School Project	5.00	4-1-2048	715,000	783,654

				14,275,778

GO Revenue: 9.44%

Arapahoe County CO Copperleaf Metropolitan District #2	5.75	12-1-2045	500,000	519,875

Aurora CO Cornerstar Metropolitan District Refunding Bond Series A	5.25	12-1-2047	1,000,000	1,016,750

Aurora CO Park 70 Metropolitan District	5.00	12-1-2046	1,000,000	1,049,220

Broomfield CO Great Western Park Metropolitan District #2	5.00	12-1-2046	825,000	804,359

Colorado International Center Metropolitan District #3 Refunding Bonds	4.63	12-1-2031	635,000	613,105

Colorado Parker Homestead Metropolitan District Refunding and Improvement Bonds	5.63	12-1-2044	1,000,000	1,038,330

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Colorado Tax-Free Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

GO Revenue (continued)

Weld County CO Eaton Area Park & Recreation District Series 2015	5.50%	12-1-2038	$1,075,000	$1,126,063

Wheatlands CO Metropolitan District #2 (Build America Mutual Assurance Company Insured)	5.00	12-1-2030	500,000	569,345

				6,737,047

Health Revenue: 11.47%

Aspen Valley Hospital District Refunding Bonds Series 2012	5.00	10-15-2033	600,000	632,040

Colorado Health Facilities Authority Catholic Health Initiatives Series D-1	6.25	10-1-2033	1,000,000	1,003,840

Colorado Health Facilities Authority Evangelical Lutheran Good Samaritan Society Series 2015A	5.00	6-1-2040	1,000,000	1,059,500

Colorado Health Facilities Authority Fraiser Meadows Retirement Community Project Series 2017A	5.25	5-15-2047	1,000,000	1,061,060

Colorado Health Facilities Authority Sisters of Charity Leavenworth Health System Series 2013A	5.50	1-1-2035	1,000,000	1,128,510

Colorado Health Facilities Authority Sunny Vista Living Center Series 2015A 144A	5.00	12-1-2025	670,000	679,112

Denver CO Health & Hospital Authority Refunding Bonds Series 2017A 144A	5.00	12-1-2034	500,000	553,345

University of Colorado Hospital Authority Series A	6.00	11-15-2029	2,000,000	2,066,400

				8,183,807

Miscellaneous Revenue: 24.23%

Aurora CO Certificate of Participation Refunding Bonds Series 2009A	5.00	12-1-2027	2,000,000	2,055,520

Aurora CO E-470 Public Highway Authority CAB Series A (National Insured) (z)	5.14	9-1-2034	4,000,000	2,138,040

Colorado Regional Transportation District Certificate of Participation Series 2014A	5.00	6-1-2044	2,000,000	2,170,100

Colorado Regional Transportation District Certificate of Participation Series 2010A	5.38	6-1-2031	2,500,000	2,609,650

Denver CO School District #1 Certificate of Participation Series B	5.00	12-15-2035	1,000,000	1,137,380

Denver CO School District #1 Certificate of Participation Series B	5.00	12-15-2045	1,200,000	1,348,728

Fremont County CO Finance Corporation Certificate of Participation Series 2013	5.25	12-15-2038	1,265,000	1,365,188

Garfield County CO Public Library District Lease Purchase Financing Program	5.00	12-1-2026	715,000	735,506

Longmont CO Certificate of Participation Series 2014	5.00	12-1-2034	1,000,000	1,114,350

Platte Valley CO Fire Protection District	5.00	12-1-2036	325,000	342,703

Westminster CO Certificate of Participation Series 2015A	5.00	12-1-2035	2,000,000	2,276,040

				17,293,205

Tax Revenue: 9.25%

Colorado Park Creek Metropolitan District Refunding Bonds Series A	5.00	12-1-2045	500,000	539,305

Colorado Regional Transportation District Fastracks Project Revenue Bonds Series 2013A	5.00	11-1-2031	1,000,000	1,094,900

Commerce City CO Sales & Use Tax Bonds Series 2014 (AGM Insured)	5.00	8-1-2044	1,250,000	1,370,763

Denver CO City & County Excise Tax Series A (AGC Insured)	6.00	9-1-2021	2,000,000	2,055,980

Thornton CO Development Authority East 144th Avenue & I-25 Project Series B	5.00	12-1-2034	1,375,000	1,545,088

				6,606,036

Transportation Revenue: 1.81%

Colorado High Performance Transportation Enterprise U.S. 36 & I-25 Managed Lanes	5.75	1-1-2044	1,200,000	1,290,564

Utilities Revenue: 4.67%

Colorado Springs CO Utilities System Improvement Bonds Series 2013 B-2	5.00	11-15-2038	3,000,000	3,332,847

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Colorado Tax-Free Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Water & Sewer Revenue: 1.20%

East Cherry Creek Valley CO Water & Sanitation District	5.00%	11-15-2032	$750,000	$858,953

				60,766,017

Guam: 2.17%

Miscellaneous Revenue: 0.73%

Guam Government Limited Obligation Section 30 Series A	5.75	12-1-2034	500,000	517,945

Tax Revenue: 1.44%

Guam Government Business Privilege Tax Series A	5.00	1-1-2031	1,000,000	1,031,090

				1,549,035

Maryland: 0.64%

Education Revenue: 0.64%

Maryland Economic Development Corporation Salisbury University Project	5.00	6-1-2027	235,000	246,621

Maryland Economic Development Corporation Salisbury University Project	5.00	6-1-2030	200,000	208,450

				455,071

New York: 4.20%

Tax Revenue: 4.20%

New York City NY Transitional Finance Authority Subordinated Series 2B (Dexia Credit Local SPA) ø	1.75	11-1-2022	3,000,000	3,000,000

Pennsylvania: 2.29%

Education Revenue: 2.29%

East Hempfield Township PA IDA Student Services Incorporated Student Housing Project of Millersville University	5.00	7-1-2029	500,000	531,285

Pennsylvania HEFAR Indiana University Student Housing Project Series A	5.00	7-1-2032	1,000,000	1,099,350

				1,630,635

Total Municipal Obligations (Cost $66,730,672)				69,660,549

	Yield		Shares
Short-Term Investments: 1.69%

Investment Companies: 1.69%

Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)	1.65		1,207,940	1,208,423

Total Short-Term Investments (Cost $1,208,423)				1,208,423

Total investments in securities (Cost $67,939,095)	99.29%	70,868,972

Other assets and liabilities, net	0.71	508,051

Total net assets	100.00%	$71,377,023

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Colorado Tax-Free Fund	Portfolio of investments—December 31, 2018 (unaudited)

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(z)	Zero coupon security. The rate represents the purchase yield to maturity.

ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

AGC	Assured Guaranty Corporation

AGM	Assured Guaranty Municipal

CAB	Capital appreciation bond

ECFA	Educational & Cultural Facilities Authority

GO	General obligation

HEFAR	Higher Education Facilities Authority Revenue

IDA	Industrial Development Authority

National	National Public Finance Guarantee Corporation

RDA	Redevelopment Authority

SPA	Standby purchase agreement

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	1,429,900	9,724,896	9,946,856	1,207,940	$(227)	$0	$2,131	$1,208,423	1.69%

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—December 31, 2018 (unaudited)	Wells Fargo Colorado Tax-Free Fund	11

Assets
Investments in unaffiliated securities, at value (cost $66,730,672)	$69,660,549
Investments in affiliated securities, at value (cost $1,208,423)	1,208,423
Receivable for Fund shares sold	365,736
Receivable for interest	626,875
Prepaid expenses and other assets	146,036

Total assets	72,007,619

Liabilities
Payable for Fund shares redeemed	431,762
Due to custodian bank	122,856
Dividends payable	37,658
Administration fees payable	7,777
Management fee payable	7,234
Distribution fee payable	4,402
Trustees’ fees and expenses payable	597
Accrued expenses and other liabilities	18,310

Total liabilities	630,596

Total net assets	$71,377,023

NET ASSETS CONSIST OF
Paid-in capital	$69,487,634
Total distributable earnings	1,889,389

Total net assets	$71,377,023

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$29,238,091
Shares outstanding – Class A1	2,732,207
Net asset value per share – Class A	$10.70
Maximum offering price per share – Class A2	$11.20
Net assets – Class C	$6,769,655
Shares outstanding – Class C1	631,986
Net asset value per share – Class C	$10.71
Net assets – Administrator Class	$19,262,678
Shares outstanding – Administrator Class[1]	1,800,215
Net asset value per share – Administrator Class	$10.70
Net assets – Institutional Class	$16,106,599
Shares outstanding – Institutional Class[1]	1,504,960
Net asset value per share – Institutional Class	$10.70

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Colorado Tax-Free Fund	Statement of operations—six months ended December 31, 2018 (unaudited)

Investment income
Interest	$1,598,656
Income from affiliated securities	2,131

Total investment income	1,600,787

Expenses
Management fee	149,480
Administration fees
Class A	23,786
Class C	5,630
Administrator Class	10,586
Institutional Class	6,719
Shareholder servicing fees
Class A	37,166
Class C	8,797
Administrator Class	26,464
Distribution fee
Class C	26,390
Custody and accounting fees	5,054
Professional fees	24,100
Registration fees	35,546
Shareholder report expenses	11,849
Trustees’ fees and expenses	10,450
Other fees and expenses	5,523

Total expenses	387,540
Less: Fee waivers and/or expense reimbursements	(97,698)

Net expenses	289,842

Net investment income	1,310,945

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	133,663
Affiliated securities	(227)

Net realized gains on investments	133,436
Net change in unrealized gains (losses) on investments	(875,777)

Net realized and unrealized gains (losses) on investments	(742,341)

Net increase in net assets resulting from operations	$568,604

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Colorado Tax-Free Fund	13

	Six months ended December 31, 2018 (unaudited)		Year ended June 30, 2018[1]

Operations
Net investment income		$1,310,945		$2,955,299
Net realized gains on investments		133,436		307,712
Net change in unrealized gains (losses) on investments		(875,777)		(1,478,116)

Net increase in net assets resulting from operations		568,604		1,784,895

Distributions to shareholders from net investment income and net realized gains
Class A		(510,634)		(1,145,737)
Class C		(94,114)		(198,059)
Administrator Class		(389,912)		(1,147,069)
Institutional Class		(316,599)		(464,385)

Total distributions to shareholders		(1,311,259)		(2,955,250)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	274,537	2,939,424	259,505	2,843,499
Class C	43,033	461,505	163,083	1,787,412
Administrator Class	127,126	1,363,224	436,750	4,746,505
Institutional Class	345,331	3,691,574	718,077	7,818,931

		8,455,727		17,196,347

Reinvestment of distributions
Class A	43,558	466,160	100,750	1,098,578
Class C	8,526	91,326	17,512	191,074
Administrator Class	21,922	234,661	43,543	474,529
Institutional Class	27,845	298,017	40,812	444,651

		1,090,164		2,208,832

Payment for shares redeemed
Class A	(508,779)	(5,450,853)	(693,757)	(7,553,261)
Class C	(90,647)	(970,424)	(249,763)	(2,729,066)
Administrator Class	(492,343)	(5,270,069)	(2,442,905)	(26,754,627)
Institutional Class	(413,024)	(4,414,771)	(226,448)	(2,472,137)

		(16,106,117)		(39,509,091)

Net decrease in net assets resulting from capital share transactions		(6,560,226)		(20,103,912)

Total decrease in net assets		(7,302,881)		(21,274,267)

Net assets
Beginning of period		78,679,904		99,954,171

End of period		$71,377,023		$78,679,904

[1]

Effective for all filings after November 4, 2018, the SEC prospectively eliminated the requirement to parenthetically disclose undistributed net investment income at the end of the period and permitted the aggregation of distributions, with the exception of tax basis returns of capital. Undistributed net investment income at June 30, 2018 was $298,091. The disaggregated distributions information for the year ended June 30, 2018 is included in Note 7, Distributions to Shareholders, in the notes to the financial statements.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Colorado Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2018 (unaudited)	Year ended June 30
CLASS A		2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.80	$10.96	$11.50	$10.92	$10.85	$10.46
Net investment income	0.19	0.36 [1]	0.34	0.34 [1]	0.34 [1]	0.35 [1]
Net realized and unrealized gains (losses) on investments	(0.10)	(0.16)	(0.54)	0.58	0.07	0.39

Total from investment operations	0.09	0.20	(0.20)	0.92	0.41	0.74
Distributions to shareholders from
Net investment income	(0.19)	(0.36)	(0.34)	(0.34)	(0.34)	(0.35)
Net asset value, end of period	$10.70	$10.80	$10.96	$11.50	$10.92	$10.85
Total return[2]	0.81%	1.87%	(1.73)%	8.53%	3.82%	7.26%
Ratios to average net assets (annualized)
Gross expenses	1.06%	0.85%	0.94%	0.93%	0.93%	0.94%
Net expenses	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income	3.43%	3.32%	3.05%	3.02%	3.12%	3.35%
Supplemental data
Portfolio turnover rate	0%	10%	25%	13%	23%	33%
Net assets, end of period (000s omitted)	$29,238	$31,576	$35,706	$41,341	$33,722	$35,088

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Colorado Tax-Free Fund	15

(For a share outstanding throughout each period)

	Six months ended December 31, 2018 (unaudited)	Year ended June 30
CLASS C		2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.81	$10.98	$11.51	$10.93	$10.86	$10.47
Net investment income	0.15	0.28	0.26	0.25	0.26	0.28
Net realized and unrealized gains (losses) on investments	(0.10)	(0.17)	(0.53)	0.58	0.07	0.38

Total from investment operations	0.05	0.11	(0.27)	0.83	0.33	0.66
Distributions to shareholders from
Net investment income	(0.15)	(0.28)	(0.26)	(0.25)	(0.26)	(0.27)
Net asset value, end of period	$10.71	$10.81	$10.98	$11.51	$10.93	$10.86
Total return[1]	0.43%	1.02%	(2.37)%	7.71%	3.05%	6.46%
Ratios to average net assets (annualized)
Gross expenses	1.81%	1.60%	1.69%	1.68%	1.68%	1.69%
Net expenses	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%
Net investment income	2.69%	2.57%	2.31%	2.26%	2.35%	2.60%
Supplemental data
Portfolio turnover rate	0%	10%	25%	13%	23%	33%
Net assets, end of period (000s omitted)	$6,770	$7,257	$8,125	$8,503	$4,173	$3,689

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Colorado Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2018 (unaudited)	Year ended June 30
ADMINISTRATOR CLASS		2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.80	$10.96	$11.50	$10.92	$10.85	$10.46
Net investment income	0.20 [1]	0.38 [1]	0.37 [1]	0.36	0.37	0.38
Net realized and unrealized gains (losses) on investments	(0.10)	(0.15)	(0.54)	0.58	0.07	0.39

Total from investment operations	0.10	0.23	(0.17)	0.94	0.44	0.77
Distributions to shareholders from
Net investment income	(0.20)	(0.39)	(0.37)	(0.36)	(0.37)	(0.38)
Net asset value, end of period	$10.70	$10.80	$10.96	$11.50	$10.92	$10.85
Total return[2]	0.93%	2.12%	(1.49)%	8.80%	4.08%	7.53%
Ratios to average net assets (annualized)
Gross expenses	1.00%	0.78%	0.88%	0.87%	0.87%	0.88%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	3.68%	3.52%	3.29%	3.27%	3.36%	3.60%
Supplemental data
Portfolio turnover rate	0%	10%	25%	13%	23%	33%
Net assets, end of period (000s omitted)	$19,263	$23,156	$45,022	$65,285	$52,294	$44,272

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Colorado Tax-Free Fund	17

(For a share outstanding throughout each period)

	Six months ended December 31, 2018 (unaudited)	Year ended June 30
INSTITUTIONAL CLASS		2018	2017[1]
Net asset value, beginning of period	$10.80	$10.97	$11.19
Net investment income	0.20	0.40	0.25
Net realized and unrealized gains (losses) on investments	(0.10)	(0.17)	(0.22)

Total from investment operations	0.10	0.23	0.03
Distributions to shareholders from
Net investment income	(0.20)	(0.40)	(0.25)
Net asset value, end of period	$10.70	$10.80	$10.97
Total return[2]	0.97%	2.11%	0.33%
Ratios to average net assets (annualized)
Gross expenses	0.73%	0.52%	0.55%
Net expenses	0.52%	0.52%	0.51%
Net investment income	3.77%	3.67%	3.49%
Supplemental data
Portfolio turnover rate	0%	10%	25%
Net assets, end of period (000s omitted)	$16,107	$16,691	$11,102

[1]	For the period from October 31, 2016 (commencement of class operations) to June 30, 2017

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Colorado Tax-Free Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Colorado Tax-Free Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Notes to financial statements (unaudited)	Wells Fargo Colorado Tax-Free Fund	19

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of December 31, 2018, the aggregate cost of all investments for federal income tax purposes was $67,939,095 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$3,036,850

Gross unrealized losses	(106,973)

Net unrealized gains	$2,929,877

Capital loss carryforwards that do not expire are required to be utilized prior to capital loss carryforwards that expire. As of June 30, 2018, capital loss carryforwards available to offset future net realized capital gains were as follows through the indicated expiration dates:

No expiration
2019	Short-term

$(57,793)	$(1,414,113)

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Municipal obligations	$0	$69,660,549	$0	$69,660,549

Short-term investments

Investment companies	1,208,423	0	0	1,208,423

Total assets	$1,208,423	$69,660,549	$0	$70,868,972

20	Wells Fargo Colorado Tax-Free Fund	Notes to financial statements (unaudited)

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At December 31, 2018, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.40% and declining to 0.28% as the average daily net assets of the Fund increase. For the six months ended December 31, 2018, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated , an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.16%

Administrator Class	0.10

Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund level expenses on a proportionate basis and then from class specific expenses; otherwise, waivers and/or reimbursements are applied against class specific expenses before fund level expenses. Funds Management has committed through October 31, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.85% for Class A shares, 1.60% for Class C shares, 0.60% for Administrator Class shares and 0.52% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2018, Funds Distributor received $924 from the sale of Class A shares and $2,379 in contingent deferred sales charges from redemptions of Class A shares. No contingent deferred sales charges were incurred by Class C shares for the six months ended December 31, 2018.

Notes to financial statements (unaudited)	Wells Fargo Colorado Tax-Free Fund	21

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $4,900,000 and $3,100,000 in interfund purchases and sales, respectively, during the six months ended December 31, 2018.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2018 were $0 and $7,869,581, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended December 31, 2018, there were no borrowings by the Fund under the agreement.

7. DISTRIBUTIONS TO SHAREHOLDERS

Effective for all filings after November 4, 2018, the Securities and Exchange Commission eliminated the requirement to separately state the components of distributions to shareholders under U.S. generally accepted accounting principles. The amounts of distributions to shareholders for the year ended June 30, 2018 were as follows:

Net investment income

Class A	$1,145,737

Class C	198,059

Administrator Class	1,147,069

Institutional Class	464,385

8. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territories of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. REORGANIZATION

At a regular meeting of the Board of Trustees held on November 8 and 9, 2018, the Trustees of the Fund approved a Plan of Reorganization (the “Plan”). Under the Plan, Wells Fargo Municipal Bond Fund will acquire the assets and assume the liabilities of the Fund in exchange for shares of Wells Fargo Municipal Bond Fund.

22	Wells Fargo Colorado Tax-Free Fund	Notes to financial statements (unaudited)

At a Special Meeting of Shareholders of the Fund held on February 19, 2019, the shareholders approved the Plan to merge the Fund into Wells Fargo Municipal Bond Fund. The merger is scheduled to take place on or about March 15, 2019.

11. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

Other information (unaudited)	Wells Fargo Colorado Tax-Free Fund	23

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

24	Wells Fargo Colorado Tax-Free Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 152 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr.[3] (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson[3] (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Other information (unaudited)	Wells Fargo Colorado Tax-Free Fund	25

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Michael S. Scofield[4] (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	N/A

Pamela Wheelock (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently the Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

26	Wells Fargo Colorado Tax-Free Fund	Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Alexander Kymn (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 76 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 76 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

[3]	Mr. Harris replaced Ms. Johnson as the Chairman of the Audit Committee effective January 1, 2019.

[4]	Mr. Scofield retired on December 31, 2018.

Appendix A (unaudited)	Wells Fargo Colorado Tax-Free Fund	27

SALES CHARGE REDUCTIONS AND WAIVERS FOR CERTAIN INTERMEDIARIES

Raymond James & Associates, Inc., Raymond James Financial Services & Raymond James affiliates (“Raymond James”)

Effective on or about March 1, 2019, shareholders purchasing Fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end Sales Load Waivers on Class A shares Available at Raymond James

•	Shares purchased in an investment advisory program.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•

A shareholder in the fund’s Class C shares will have their shares automatically exchanged at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the exchange is in line with the policies and procedures of Raymond James.

CDSC Waivers on Class A and C Shares Available at Raymond James

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

•	Return of excess contributions from an IRA Account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the Fund’s prospectus.

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•	Shares acquired through a right of reinstatement.

Front-end Load Discounts Available at Raymond James: Breakpoints, and/or Rights of Accumulation

•	Breakpoints as described in the Fund’s Prospectus.

•

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker/dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2019 Wells Fargo Funds Management, LLC. All rights reserved.

320444 02-19 SA250/SAR250 12-18

Semi-Annual Report

December 31, 2018

Wells Fargo High Yield Municipal Bond Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo High Yield Municipal Bond Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Global trade tensions escalated during the third quarter of 2018.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo High Yield Municipal Bond Fund for the six-month period that ended December 31, 2018. During the reporting period, the U.S. generated encouraging economic and business data that was offset by less positive and more inconsistent data from international markets. Investment returns were generally negative as geopolitical tensions and uncertainty tended to distract investors from more favorable underlying trends.

For the period, U.S. stocks, as measured by the S&P 500 Index,1 fell 6.85% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 declined 10.84%. Based on the MSCI EM Index (Net),3 emerging market stocks lost 8.48%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 gained 1.65% while the Bloomberg Barclays Global Aggregate ex-USD Index5 fell 0.84%. The Bloomberg Barclays Municipal Bond Index6 gained 1.53% while the ICE BofAML U.S. High Yield Index7 declined 2.34%.

Global trade tensions prompted investor concerns.

Global trade tensions escalated during the third quarter of 2018. The U.S. imposed tariffs on a wide range of products manufactured overseas. Foreign governments retaliated with tariffs that punished U.S. commodity producers and product manufacturers. Investors wondered about next steps as divergence in global economic policies and growth prospects widened.

During the summer months, the U.S. economy strengthened. Revised second-quarter gross domestic product (GDP) growth data released in August showed the U.S. economy growing at a 4.2% rate. The unemployment rate in the U.S. was 3.7% by the end of September, according to the U.S. Department of Labor. Wages showed more consistent growth, and consumer confidence remained strong. Several U.S. equity market indices reached records during August, with the S&P 500 Index gaining 7.71% for the three-month period that ended September 30, 2018. In contrast, the MSCI ACWI ex USA Index (Net) gained 0.71% while the MSCI EM Index (Net) declined 1.09% during the same three-month period.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2018. ICE Data Indices, LLC. All rights reserved.

Letter to shareholders (unaudited)	Wells Fargo High Yield Municipal Bond Fund	3

Economic signals overseas were mixed as the third quarter ended and the fourth quarter began. In particular, signs of slowing economic growth in China created uncertainty for investors. Amid rising trade tensions, the People’s Bank of China cut reserve requirement ratios and accelerated infrastructure spending and tax cuts for business enterprises and individuals. Nevertheless, a strengthening U.S. dollar and trade tensions remained headwinds for investors overseas.

Equity markets were volatile during the fourth quarter.

Negative stock market performance during October and December bracketed a mildly positive November, as measured by the S&P 500 Index and the MSCI ACWI ex USA Index (Net). As interest rates and bond yields gained during October, stock markets struggled. Readings on consumer sentiment and business spending were mixed. Markets rebounded in November. The U.S. and China agreed to halt further increases in tariffs and engage in additional negotiations. While November returns were positive, the loss for the full fourth quarter was substantial for equity investors globally, with the S&P down 13.52% and the MSCI ACWI ex USA Index (Net) down 11.46%. December’s S&P 500 Index performance was the lowest since 1931. Globally, fixed income investments fared better than stocks during the last two months of the year as conflicting signals unsettled investors’ outlooks.

Equity investors confronted a number of changing conditions. In November’s mid-term elections, control of the U.S. House of Representatives shifted from Republicans to Democrats, presaging potential partisan disputes. Progress on Brexit negotiations stalled in the UK. In China, the value of the yuan declined to low levels last seen in 2008. Oil prices continued to fall. The Fed increased the federal funds rate by 25 bps to a target range of between 2.25% and 2.50% in December 2018. A late-December dispute over spending and immigration policy resulted in a partial U.S. government shutdown that continued through the end of the period.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Economic signals overseas were mixed as the third quarter ended and the fourth quarter began.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

4	Wells Fargo High Yield Municipal Bond Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks high current income exempt from federal income tax, and capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Dennis Derby

Lyle J. Fitterer, CFA®‡, CPA

Terry J. Goode

Average annual total returns (%) as of December 31, 2018

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	Since Inception	1 year	5 year	Since Inception	Gross	Net[2]

Class A (WHYMX)	1-31-2013	-1.17	5.27	4.14	3.49	6.25	4.95	1.07	0.80

Class C (WHYCX)	1-31-2013	1.72	5.46	4.17	2.72	5.46	4.17	1.82	1.55

Class R6[3]	7-31-2018	–	–	–	3.78	6.52	5.22	0.69	0.50

Administrator Class (WHYDX)	1-31-2013	–	–	–	3.50	6.34	5.06	1.01	0.70

Institutional Class (WHYIX)	1-31-2013	–	–	–	3.75	6.52	5.21	0.74	0.55

Bloomberg Barclays Municipal Bond Index[4]	–	–	–	–	1.28	3.82	2.70	–	–

Bloomberg Barclays High Yield Municipal Bond Index[5]	–	–	–	–	4.76	6.53	4.28	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo High Yield Municipal Bond Fund	5

Effective maturity distribution as of December 31, 2018[6]

Credit quality as of December 31, 2018[7]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has contractually committed through October 31, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The he expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance shown for Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[5]

The Bloomberg Barclays High Yield Municipal Bond Index measures the non-investment-grade and nonrated U.S. dollar–denominated, fixed-rate, tax-exempt bond market within the 50 United States and four other qualifying regions (Washington, D.C.; Puerto Rico; Guam; and the Virgin Islands). The index allows state and local general obligation, revenue, insured, and prefunded bonds; however, historically the index has been composed of mostly revenue bonds. You cannot invest directly in an index.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[7]

The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

6	Wells Fargo High Yield Municipal Bond Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2018 to December 31, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2018	Ending account value 12-31-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A

Actual	$1,000.00	$1,014.52	$4.11	0.81%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.12	$4.13	0.81%
Class C

Actual	$1,000.00	$1,010.71	$7.91	1.56%

Hypothetical (5% return before expenses)	$1,000.00	$1,017.34	$7.93	1.56%
Class R6

Actual	$1,000.00	$1,016.02	$2.49	0.49%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.74	$2.50	0.49%
Administrator Class

Actual	$1,000.00	$1,015.02	$3.61	0.71%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.63	$3.62	0.71%
Institutional Class

Actual	$1,000.00	$1,015.79	$2.85	0.56%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.38	$2.85	0.56%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo High Yield Municipal Bond Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 96.80%

Alabama: 0.51%

Water & Sewer Revenue: 0.51%

Jefferson County AL Warrants CAB Senior Lien Series B (AGM Insured) (z)	5.27%	10-1-2027	$920,000	$655,334

Arizona: 3.40%

Education Revenue: 1.47%

Florence AZ IDA Legacy Traditional School Project Queen Creek & Casa Grande Campuses	5.00	7-1-2023	250,000	259,215

Phoenix AZ IDA Great Hearts Academies Project	5.20	7-1-2022	110,000	115,706

Phoenix AZ IDA Legacy Traditional Schools Project Series A 144A	6.50	7-1-2034	500,000	544,395

Pima County AZ IDA Desert Heights Charter School Facility Refunding Bond	6.00	5-1-2024	460,000	480,700

Pima County AZ IDA New Plan Learning Project Series A	8.13	7-1-2041	495,000	495,381

				1,895,397

Health Revenue: 1.93%

Maricopa County AZ IDA Senior Living Facility Series 2016 144A	6.00	1-1-2048	1,000,000	1,003,140

Tempe AZ IDA Mirabella at ASU Incorporated Project Series A 144A	6.13	10-1-2052	1,400,000	1,499,078

				2,502,218

				4,397,615

California: 5.11%

Education Revenue: 1.02%

California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	7.13	8-1-2043	250,000	274,590

California School Finance Authority View Park Elementary & Middle Schools Series A	5.88	10-1-2044	1,000,000	1,044,660

				1,319,250

Health Revenue: 0.81%

California Statewide CDA Loma Linda University Medical Center Refunding Bond Series A	5.25	12-1-2044	1,000,000	1,052,820

Industrial Development Revenue: 0.82%

California PCFA Solid Waste Disposal AMT Green Bond Calplant I Project 144A	8.00	7-1-2039	1,000,000	1,059,280

Miscellaneous Revenue: 1.66%

Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2046	500,000	549,140

Compton CA PFA Refunding Bond 144A	4.50	9-1-2032	1,585,000	1,596,729

				2,145,869

Tax Revenue: 0.80%

Compton CA Community College RDA Project 2nd Lien Series A	4.75	8-1-2019	225,000	227,972

Compton CA Community College RDA Project 2nd Lien Series A	5.00	8-1-2020	100,000	103,700

San Francisco City & County CA RDA CAB Mission Bay South Redevelopment Project Subordinate Bond Series D 144A(z)	4.80	8-1-2026	1,000,000	701,190

				1,032,862

				6,610,081

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo High Yield Municipal Bond Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Colorado: 8.74%

GO Revenue: 5.98%

Arapahoe County CO Copperleaf Metropolitan District #2	5.75%	12-1-2045	$500,000	$519,875

Aurora CO Cornerstar Metropolitan District Refunding Bond Series A	5.25	12-1-2047	1,000,000	1,016,750

Brighton CO Crossing Metropolitan District #4 Series A	5.00	12-1-2047	1,220,000	1,229,868

Colorado Big Dry Creek Metropolitan District Refunding & Improvement Bonds Limited Tax Series A	5.75	12-1-2047	1,000,000	981,970

Colorado Copperleaf Metropolitan District #3 Series A	5.13	12-1-2047	1,200,000	1,157,028

Colorado Whispering Pines Metropolitan District #1 Series A	5.00	12-1-2047	1,000,000	979,000

Eaton CO Area Park & Recreation District	5.00	12-1-2023	810,000	858,592

Eaton CO Area Park & Recreation District	5.50	12-1-2030	475,000	502,479

Southlands CO Metropolitan District #1 Series A1	3.50	12-1-2027	500,000	489,850

				7,735,412

Miscellaneous Revenue: 0.77%

Denver CO City and County Certificate of Participation Series A2 (JPMorgan Chase & Company SPA) ø	1.70	12-1-2029	1,000,000	1,000,000

Tax Revenue: 1.57%

Colorado Centerra Metropolitan District #1 Special Revenue Refunding & Improvement Bonds 144A	5.00	12-1-2029	1,000,000	1,051,200

Pueblo CO Urban Renewal Authority Regional Tourism Act Project	5.00	6-1-2036	1,000,000	986,240

				2,037,440

Transportation Revenue: 0.42%

Colorado High Performance Transportation Enterprise U.S. 36 & I-25 Managed Lanes	5.75	1-1-2044	500,000	537,735

				11,310,587

Connecticut: 0.48%

GO Revenue: 0.48%

Hartford CT Series A	4.00	4-1-2032	325,000	332,504

Hartford CT Series A	5.00	4-1-2024	105,000	114,928

Hartford CT Series B	5.00	4-1-2033	50,000	53,196

Hartford CT Unrefunded Bond Series A	5.00	4-1-2029	45,000	47,675

Hartford CT Unrefunded Bond Series A	5.00	4-1-2030	70,000	74,005

				622,308

Delaware: 0.80%

Education Revenue: 0.80%

Delaware EDA Odyssey Charter School Incorporated Project Series A 144A	7.00	9-1-2045	1,000,000	1,037,750

District of Columbia: 0.35%

Tobacco Revenue: 0.35%

District of Columbia Tobacco Settlement Financing Corporation	6.75	5-15-2040	435,000	449,533

Florida: 1.58%

Education Revenue: 1.39%

Florida Development Finance Corporation Educational Facilities Renaissance Charter School Project Series A	8.50	6-15-2044	250,000	283,983

Florida Higher Educational Facilities Financing Authority Jacksonville University 144A	4.50	6-1-2033	500,000	508,430

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo High Yield Municipal Bond Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Education Revenue (continued)

Miami-Dade County FL IDA Youth Co-Op Charter Schools Project Series A 144A	6.00%	9-15-2045	$1,000,000	$1,007,790

				1,800,203

Health Revenue: 0.19%

Holmes County FL Hospital Corporation Doctors Memorial Hospital Project	6.00	11-1-2038	250,000	238,023

Georgia: 1.20%

Housing Revenue: 0.67%

Cobb County GA Development Authority Student Housing Kennesaw State University Foundation Project Refunding Bond Series C	5.00	7-15-2028	800,000	868,680

Transportation Revenue: 0.53%

Georgia Road & Tollway Authority CCAB I-75 South Expressway Lanes Project Series B (z)144A	1.97	6-1-2049	1,000,000	677,590

				1,546,270

Guam: 0.23%

Airport Revenue: 0.23%

Guam International Airport Authority Series C	6.38	10-1-2043	260,000	295,685

Idaho: 0.19%

Education Revenue: 0.19%

Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A	6.25	5-1-2043	250,000	251,383

Illinois: 17.79%

Airport Revenue: 0.96%

Chicago IL Midway Airport Second Lien Refunding Bond Series A	5.00	1-1-2031	1,000,000	1,084,880

Chicago IL O’Hare International Airport Revenue Bond Series B	6.00	1-1-2041	150,000	162,288

				1,247,168

Education Revenue: 1.15%

Illinois Finance Authority Charter School Aid Intrinsic Schools Belmont School Project Series A 144A	5.25	12-1-2025	800,000	811,048

Illinois Finance Authority Charter Schools Refunding & Improvement Bonds Series A	6.88	10-1-2031	640,000	671,859

				1,482,907

GO Revenue: 7.86%

Chicago IL Board of Education CAB School Reform Series A (National Insured) (z)	4.81	12-1-2025	500,000	382,600

Chicago IL Neighborhoods Alive 21 Program Series B	5.50	1-1-2032	700,000	743,589

Chicago IL Series A	5.00	1-1-2033	310,000	315,599

Chicago IL Series A	6.00	1-1-2038	1,500,000	1,668,825

Cook County IL School District #144 Prairie Hills CAB Refunding Bond Series C (AGM Insured) (z)	4.73	12-1-2025	730,000	584,197

Cook County IL School District #148 Dolton Series E (AGM Insured)	4.75	12-1-2025	450,000	450,617

Illinois Series A (AGM Insured)	5.00	4-1-2024	500,000	542,460

Illinois	5.00	3-1-2033	2,000,000	2,039,660

Lake County IL Community Unit School District #187 North Chicago Series A (AGM Insured) (z)	4.65	1-1-2023	590,000	517,489

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo High Yield Municipal Bond Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

GO Revenue (continued)

Will County IL Lincoln-Way Community High School District #210	4.00%	1-1-2022	$525,000	$525,058

Will County IL Lincoln-Way Community High School District #210 CAB Series B (z)	4.91	1-1-2033	1,000,000	522,690

Will County IL Lincoln-Way Community High School District #210 CAB Series B (z)	5.20	1-1-2027	685,000	494,426

Will County IL Lincoln-Way Community High School District #210 Series A	3.25	1-1-2030	450,000	378,900

Will County IL Lincoln-Way Community High School District #210 Series A	5.00	1-1-2030	1,000,000	1,002,510

				10,168,620

Miscellaneous Revenue: 0.75%

Illinois	5.50	7-1-2025	250,000	269,980

Illinois Finance Authority Educational Facility Senior Rogers Park Montessori School	6.00	2-1-2034	680,000	703,970

				973,950

Tax Revenue: 7.07%

Chicago IL Certificate of Participation River Point Plaza Redevelopment Project Series A 144A	4.84	4-15-2028	2,000,000	1,966,100

Chicago IL Sales Tax	5.00	1-1-2032	1,500,000	1,739,235

Chicago IL Sales Tax Series A	5.00	1-1-2041	1,000,000	1,088,300

Chicago IL Transit Authority Sales Tax Receipts Bonds (AGM Insured)	5.00	12-1-2044	1,000,000	1,083,880

Hillside IL Tax Increment Refunding Bond	5.00	1-1-2030	1,345,000	1,351,160

Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured) (z)	4.54	6-15-2025	1,140,000	889,166

Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series A	5.00	6-15-2057	1,000,000	1,023,160

				9,141,001

				23,013,646

Indiana: 0.90%

Health Revenue: 0.90%

Indiana Business Finance Authority Marquette Project Refunding Bond Series A	5.00	3-1-2030	1,100,000	1,161,325

Iowa: 1.33%

Health Revenue: 1.33%

Iowa Finance Authority Senior Housing Northcrest Incorporated Project Series A	5.00	3-1-2028	1,640,000	1,722,836

Kansas: 2.25%

Health Revenue: 0.79%

Kansas State Development Finance Authority Revenue Bond Series A	5.25	11-15-2033	1,000,000	1,023,920

Tax Revenue: 1.46%

Wyandotte County & Kansas City KS Special Obligation Refunding & Improvement Bonds Plaza Redevelopment Project	4.00	12-1-2028	805,000	794,599

Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 144A(z)	6.86	9-1-2034	2,965,000	1,085,961

				1,880,560

				2,904,480

Kentucky: 0.78%

Health Revenue: 0.78%

Kentucky EDFA Rosedale Green Project Refunding Bond	5.50	11-15-2035	1,000,000	1,014,760

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo High Yield Municipal Bond Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Maryland: 0.78%

Education Revenue: 0.78%

Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016-A 144A	6.90%	8-1-2041	$1,000,000	$1,013,960

Massachusetts: 1.04%

Health Revenue: 1.04%

Massachusetts Development Finance Agency Linden Ponds Incorporated Facility 144A	4.00	11-15-2023	1,335,000	1,344,946

Michigan: 7.69%

Education Revenue: 1.41%

Michigan Finance Authority Limited Obligation Public School Academy Cesar Chavez Academy Project	5.00	2-1-2022	155,000	156,240

Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project 144A	6.50	9-1-2037	190,000	140,119

Michigan Public Educational Facilities Authority Limited Obligation Crescent Academy Project	7.00	10-1-2036	292,500	292,617

Oakland County MI Economic Development Corporation The Academy of The Sacred Heart Project Series A	6.50	12-15-2036	235,000	235,961

RBC Municipal Products Incorporated Trust Series E-127 (Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144Aø	1.74	7-1-2020	1,000,000	1,000,000

				1,824,937

GO Revenue: 1.12%

Detroit MI	5.00	4-1-2027	500,000	536,605

Wayne County MI Building Improvement Series A	6.75	11-1-2039	900,000	909,009

				1,445,614

Miscellaneous Revenue: 1.16%

Charyl Stockwell Academy Michigan Public School Refunding Bond	4.88	10-1-2023	330,000	328,528

Michigan Municipal Bond Authority Local Government Loan Program Series C (Ambac Insured)	4.75	5-1-2027	950,000	950,048

Michigan Public Educational Facilities Authority Chandler Park Academy	6.35	11-1-2028	225,000	225,286

				1,503,862

Tax Revenue: 2.29%

Detroit MI Downtown Development Authority CAB (z)	7.08	7-1-2020	285,000	266,429

Detroit MI Downtown Development Authority CAB (z)	7.34	7-1-2021	170,000	151,326

Detroit MI Downtown Development Authority CAB (z)	7.38	7-1-2025	580,000	411,116

Detroit MI Downtown Development Authority CAB (z)	8.81	7-1-2024	20,000	15,044

Michigan Finance Authority Local Government Loan Program City of Detroit Financial Recovery Refunding Bond Series F	4.50	10-1-2029	1,000,000	1,059,060

Michigan Finance Authority Local Government Loan Program Public Lighting Authority Refunding Bond Series B	5.00	7-1-2044	1,000,000	1,063,590

				2,966,565

Water & Sewer Revenue: 1.71%

Detroit MI Finance Authority Local Government Loan Program Refunding Bond Series D-4	5.00	7-1-2031	1,015,000	1,119,291

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo High Yield Municipal Bond Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Water & Sewer Revenue (continued)

Detroit MI Finance Authority Local Government Loan Program Refunding Bond Series D-6 (National Insured)	5.00%	7-1-2036	$1,000,000	$1,084,790

				2,204,081

				9,945,059

Minnesota: 1.03%

Education Revenue: 0.44%

Deephaven MN Charter School Eagle Ridge Academy Project Series A	4.40	7-1-2025	160,000	165,200

Deephaven MN Charter School Eagle Ridge Academy Project Series A	5.00	7-1-2030	195,000	202,550

Deephaven MN Charter School Eagle Ridge Academy Project Series A	5.25	7-1-2037	190,000	197,298

				565,048

Housing Revenue: 0.59%

Minneapolis MN Student Housing Riverton Community Housing Project Refunding Bond	4.70	8-1-2026	335,000	350,876

Minneapolis MN Student Housing Riverton Community Housing Project Refunding Bond	4.80	8-1-2027	400,000	419,104

				769,980

				1,335,028

Mississippi: 1.19%

Resource Recovery Revenue: 1.19%

Mississippi Business Finance Corporation AMT Waste Pro USA Incorporated Project 144A	5.00	2-1-2036	1,500,000	1,536,930

Missouri: 1.23%

Tax Revenue: 1.23%

Blue Springs MO Special Obligation Tax Refunding & Improvement Bonds Adams Farm Project Series A	4.00	6-1-2026	595,000	585,236

Richmond Heights MO Francis Place Redevelopment Project	5.63	11-1-2025	1,000,000	999,990

				1,585,226

Nevada: 1.23%

Industrial Development Revenue: 1.23%

Director of the State of Nevada Department of Business & Industry AMT Fulcrum Sierra Biofuels LLC Project 144A	6.25	12-15-2037	1,500,000	1,586,220

New Jersey: 4.12%

GO Revenue: 0.82%

Newark NJ Qualified General Improvement Series A	5.00	7-15-2027	1,000,000	1,062,890

Industrial Development Revenue: 0.21%

New Jersey EDA Continental Airlines Incorporated Project	5.25	9-15-2029	250,000	270,190

Miscellaneous Revenue: 0.98%

Essex County NJ Improvement Authority Lease Newark Project Series A	6.25	11-1-2030	200,000	208,164

New Jersey EDA School Facilities Construction Project Series NN (National Insured)	5.00	3-1-2030	1,000,000	1,056,780

				1,264,944

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo High Yield Municipal Bond Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Transportation Revenue: 2.11%

New Jersey TTFA CAB Series A (z)	5.85%	12-15-2031	$1,000,000	$572,040

New Jersey TTFA Series C	5.25	6-15-2032	2,000,000	2,163,060

				2,735,100

				5,333,124

New York: 6.88%

Education Revenue: 0.79%

Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A	7.65	2-1-2044	1,000,000	1,022,130

GO Revenue: 1.53%

New York NY Subordinate Bond Series H-5 (Dexia Credit Local LOC) ø	1.79	3-1-2034	1,975,000	1,975,000

Tax Revenue: 3.09%

New York NY Transitional Finance Authority Recovery Subordinate Bond Series C3 (Dexia Credit Local SPA) ø	1.77	8-1-2031	4,000,000	4,000,000

Utilities Revenue: 1.47%

Green Island NY Power Authority Power System	6.00	12-15-2020	385,000	386,401

New York NY IDA Brooklyn Navy Yard Cogeneration Partners LP	5.65	10-1-2028	1,500,000	1,514,415

				1,900,816

				8,897,946

Ohio: 1.62%

Miscellaneous Revenue: 0.84%

Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2039	1,000,000	1,085,830

Resource Recovery Revenue: 0.78%

Ohio Air Quality Development Authority Ohio Valley Electric Corporation Series E	5.63	10-1-2019	1,000,000	1,014,530

				2,100,360

Oklahoma: 0.42%

Health Revenue: 0.42%

Oklahoma Development Finance Authority Oklahoma University Medicine Project Series B	5.50	8-15-2057	500,000	547,650

Oregon: 0.54%

Health Revenue: 0.54%

Multnomah County OR Hospital Facilities Authority Mirabella South Waterfront Project Refunding Bond Series A	5.00	10-1-2019	120,000	122,195

Polk County OR Hospital Facility Authority Revenue Bond Dallas Retirement Village Project Series 2015-A	5.00	7-1-2025	550,000	580,217

				702,412

Pennsylvania: 5.31%

Education Revenue: 2.25%

Allegheny County PA IDA Propel Charter School Sunrise Project	5.25	7-15-2023	115,000	119,549

East Hempfield Township PA IDA Student Services Incorporated Student Housing Project of Millersville University	5.00	7-1-2029	500,000	531,285

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo High Yield Municipal Bond Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Education Revenue (continued)

Montgomery County PA Higher Education & Health Authority Arcadia University	5.00%	4-1-2026	$1,655,000	$1,853,004

Philadelphia PA IDA Tacony Academy Charter School Project	6.88	6-15-2033	375,000	404,280

				2,908,118

Health Revenue: 0.74%

Quakertown PA General Authority Health LifeQuest Obligated Group Refunding Bond Series C	5.30	7-1-2042	1,000,000	962,320

Miscellaneous Revenue: 2.32%

Chester County PA IDA Woodlands at Graystone Project Series 2018 144A	5.13	3-1-2048	1,050,000	1,051,827

Philadelphia PA State Public School Building Authority School District Project	5.00	4-1-2031	1,000,000	1,051,540

Scranton PA RDA Series A (Municipal Government Guaranty Insured)	5.00	11-15-2021	880,000	899,501

				3,002,868

				6,873,306

South Carolina: 2.06%

Education Revenue: 0.52%

South Carolina Jobs EDA York Preparatory Academy Project Series A	5.75	11-1-2023	130,000	133,422

South Carolina Jobs EDA York Preparatory Academy Project Series A	7.25	11-1-2045	500,000	535,110

				668,532

Health Revenue: 0.77%

South Carolina Jobs EDA Residential Facilities Revenue Episcopal Home Still Hopes Refunding Bond	5.00	4-1-2048	1,000,000	998,400

Resource Recovery Revenue: 0.77%

South Carolina Jobs EDA Solid Waste Disposal AMT RePower South Berkeley LLC Project Green Bond 144A	6.25	2-1-2045	1,000,000	1,001,820

				2,668,752

Tennessee: 1.13%

Tax Revenue: 1.13%

Bristol TN Industrial Development Board Sales Tax CAB Series B 144A(z)	6.09	12-1-2031	2,000,000	950,560

Nashville TN Metropolitan Development & Housing Agency Tax Increment Fifth & Broadway Development Project 144A	5.13	6-1-2036	500,000	516,760

				1,467,320

Texas: 8.59%

Education Revenue: 1.52%

Arlington TX Higher Education Finance Corporation Universal Academy Series A	7.00	3-1-2034	320,000	326,742

Pottsboro TX Higher Education Finance Corporation Imagine International Academy of North Texas Series A	3.88	8-15-2026	1,015,000	987,839

Pottsboro TX Higher Education Finance Corporation Imagine International Academy of North Texas Series A	5.00	8-15-2036	655,000	656,415

				1,970,996

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo High Yield Municipal Bond Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Health Revenue: 1.40%

New Hope TX Cultural Education Facilities Finance Corporation Retirement Facility Presbyterian Village North Project Series 2018	5.00%	10-1-2025	$1,730,000	$1,808,386

Miscellaneous Revenue: 1.84%

Hackberry TX Special Assessment Public Improvement District #3 Phase #13	6.00	9-1-2026	185,000	195,094

Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #5 144A	6.50	9-1-2034	905,000	914,113

Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	6.00	9-1-2037	1,250,000	1,276,950

				2,386,157

Resource Recovery Revenue: 3.48%

Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series A ø	2.05	4-1-2040	4,500,000	4,500,000

Transportation Revenue: 0.18%

Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	7.00	12-31-2038	200,000	231,342

Utilities Revenue: 0.17%

Texas Gas Supply SA Energy Acquisition Public Facilities Corporation	5.50	8-1-2027	190,000	220,847

				11,117,728

Utah: 0.78%

Education Revenue: 0.78%

Utah Finance Authority Charter School Revenue Spectrum Academy Project 144A	5.00	4-15-2030	1,000,000	1,007,470

Virginia: 1.06%

Miscellaneous Revenue: 1.06%

Stafford County & Staunton VA IDA Community Services Boards League/Central Series B	6.50	8-1-2028	1,370,000	1,371,178

Washington: 0.84%

Health Revenue: 0.84%

Skagit County WA Public Hospital District #1 Skagit Valley Hospital Project	5.25	12-1-2025	250,000	260,555

Washington Housing Finance Commission Bayview Manor Homes Series A 144A	4.00	7-1-2026	825,000	824,472

				1,085,027

West Virginia: 1.19%

Tax Revenue: 1.19%

Monongalia County WV Commission Refunding & Improvement Bonds University Town Center Series A 144A	5.75	6-1-2043	1,500,000	1,533,000

Wisconsin: 2.43%

Education Revenue: 1.29%

Wisconsin PFA Charter School Voyager Funding Incorporated Project Series A	4.13	10-1-2024	230,000	234,586

Wisconsin PFA Coral Academy Science Las Vegas Series A	5.00	7-1-2024	435,000	454,301

Wisconsin PFA Research Triangle High School Project Series 2015-A 144A	5.63	7-1-2045	1,000,000	982,300

				1,671,187

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo High Yield Municipal Bond Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Health Revenue: 1.14%

Wisconsin HEFA Wisconsin IIllionis Senior Housing Incorporated Series 2018-A	5.25%	8-1-2048	$1,500,000	$1,471,230

				3,142,417

Total Municipal Obligations (Cost $122,189,399)				125,226,878

	Yield		Shares
Short-Term Investments: 1.92%

Investment Companies: 1.92%

Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)	1.65		2,489,611	2,490,607

Total Short-Term Investments (Cost $2,490,607)				2,490,607

Total investments in securities (Cost $124,680,006)	98.72%	127,717,485

Other assets and liabilities, net	1.28	1,650,568

Total net assets	100.00%	$129,368,053

(z)	Zero coupon security. The rate represents the purchase yield to maturity.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

AGM	Assured Guaranty Municipal

Ambac	Ambac Financial Group Incorporated

AMT	Alternative minimum tax

CAB	Capital appreciation bond

CCAB	Convertible capital appreciation bond

CDA	Community Development Authority

EDA	Economic Development Authority

EDFA	Economic Development Finance Authority

GO	General obligation

HEFA	Health & Educational Facilities Authority

IDA	Industrial Development Authority

LIQ	Liquidity agreement

LOC	Letter of credit

National	National Public Finance Guarantee Corporation

PCFA	Pollution Control Financing Authority

PFA	Public Finance Authority

RDA	Redevelopment Authority

SPA	Standby purchase agreement

TTFA	Transportation Trust Fund Authority

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo High Yield Municipal Bond Fund	17

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	193,315	25,199,895	22,903,599	2,489,611	$(91)	$0	$4,739	$2,490,607	1.92%

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo High Yield Municipal Bond Fund	Statement of assets and liabilities—December 31, 2018 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $122,189,399)	$125,226,878
Investments in affiliated securities, at value (cost $2,490,607)	2,490,607
Cash	373,283
Receivable for investments sold	50,000
Receivable for Fund shares sold	192,232
Receivable for interest	1,575,870
Prepaid expenses and other assets	67,771

Total assets	129,976,641

Liabilities
Payable for Fund shares redeemed	458,159
Dividends payable	41,210
Professional fees payable	31,370
Management fee payable	27,533
Administration fees payable	11,384
Distribution fee payable	5,924
Trustees’ fees and expenses payable	845
Accrued expenses and other liabilities	32,163

Total liabilities	608,588

Total net assets	$129,368,053

NET ASSETS CONSIST OF
Paid-in capital	$127,341,259
Total distributable earnings	2,026,794

Total net assets	$129,368,053

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$20,080,604
Shares outstanding – Class A1	1,902,447
Net asset value per share – Class A	$10.56
Maximum offering price per share – Class A2	$11.06
Net assets – Class C	$9,298,169
Shares outstanding – Class C1	880,795
Net asset value per share – Class C	$10.56
Net assets – Class R6	$24,882
Shares outstanding – Class R6[1]	2,356
Net asset value per share – Class R6	$10.56
Net assets – Administrator Class	$19,366,913
Shares outstanding – Administrator Class[1]	1,834,040
Net asset value per share – Administrator Class	$10.56
Net assets – Institutional Class	$80,597,485
Shares outstanding – Institutional Class[1]	7,635,647
Net asset value per share – Institutional Class	$10.56

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended December 31, 2018 (unaudited)	Wells Fargo High Yield Municipal Bond Fund	19

Investment income
Interest	$2,725,764
Income from affiliated securities	4,739

Total investment income	2,730,503

Expenses
Management fee	322,804
Administration fees
Class A	14,947
Class C	7,249
Class R6	3 [1]
Administrator Class	11,539
Institutional Class	31,311
Shareholder servicing fees
Class A	23,355
Class C	11,326
Administrator Class	28,634
Distribution fee
Class C	33,979
Custody and accounting fees	8,849
Professional fees	32,097
Registration fees	49,997
Shareholder report expenses	16,253
Trustees’ fees and expenses	10,619
Other fees and expenses	6,391

Total expenses	609,353
Less: Fee waivers and/or expense reimbursements	(163,070)

Net expenses	446,283

Net investment income	2,284,220

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	151,266
Affiliated securities	(91)

Net realized gains on investments	151,175
Net change in unrealized gains (losses) on investments	(596,734)

Net realized and unrealized gains (losses) on investments	(445,559)

Net increase in net assets resulting from operations	$1,838,661

[1]	For the period from July 31, 2018 (commencement of operations) to December 31, 2018

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo High Yield Municipal Bond Fund	Statement of changes in net assets

	Six months ended December 31, 2018 (unaudited)		Year ended June 30, 2018[1]

Operations
Net investment income		$2,284,220		$4,902,547
Net realized gains (losses) on investments		151,175		(18,833)
Net change in unrealized gains (losses) on investments		(596,734)		2,722,837

Net increase in net assets resulting from operations		1,838,661		7,606,551

Distributions to shareholders from net investment income and net realized gains
Class A		(320,624)		(674,381)
Class C		(120,853)		(262,165)
Class R6		(384)[2]		N/A
Administrator Class		(401,603)		(900,885)
Institutional Class		(1,440,099)		(3,065,373)

Total distributions to shareholders		(2,283,563)		(4,902,804)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	424,040	4,479,737	523,458	5,507,807
Class C	163,409	1,724,571	243,083	2,563,225
Class R6	2,356 [2]	25,000 [2]	N/A	N/A
Administrator Class	294,580	3,122,025	823,935	8,665,436
Institutional Class	2,240,536	23,592,525	2,688,557	28,274,124

		32,943,858		45,010,592

Reinvestment of distributions
Class A	28,633	302,164	60,416	635,499
Class C	10,960	115,671	23,038	242,387
Administrator Class	31,164	329,150	72,339	761,162
Institutional Class	128,574	1,356,955	267,171	2,810,697

		2,103,940		4,449,745

Payment for shares redeemed
Class A	(163,730)	(1,725,910)	(928,806)	(9,778,906)
Class C	(133,528)	(1,410,232)	(265,986)	(2,799,324)
Administrator Class	(816,306)	(8,591,435)	(773,657)	(8,148,860)
Institutional Class	(1,868,766)	(19,677,315)	(2,956,600)	(31,109,401)

		(31,404,892)		(51,836,491)

Net increase (decrease) in net assets resulting from capital share transactions		3,642,906		(2,376,154)

Total increase in net assets		3,198,004		327,593

Net assets
Beginning of period		126,170,049		125,842,456

End of period		$129,368,053		$126,170,049

[1]

Effective for all filings after November 4, 2018, the SEC prospectively eliminated the requirement to parenthetically disclose undistributed net investment income at the end of the period and permitted the aggregation of distributions, with the exception of tax basis returns of capital. Overdistributed net investment income at June 30, 2018 was $5,672. The disaggregated distributions information for the year ended June 30, 2018 is included in Note 7, Distributions to Shareholders, in the notes to the financial statements.

[2]	For the period from July 31, 2018 (commencement of operations) to December 31, 2018

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo High Yield Municipal Bond Fund	21

(For a share outstanding throughout each period)

	Six months ended December 31, 2018 (unaudited)	Year ended June 30
CLASS A		2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.59	$10.37	$10.91	$10.34	$10.25	$9.52
Net investment income	0.18	0.40	0.37	0.35	0.34	0.40
Net realized and unrealized gains (losses) on investments	(0.03)	0.22	(0.46)	0.60	0.18	0.75

Total from investment operations	0.15	0.62	(0.09)	0.95	0.52	1.15
Distributions to shareholders from
Net investment income	(0.18)	(0.40)	(0.37)	(0.35)	(0.34)	(0.40)
Net realized gains	0.00	0.00	(0.08)	(0.03)	(0.09)	(0.02)

Total distributions to shareholders	(0.18)	(0.40)	(0.45)	(0.38)	(0.43)	(0.42)
Net asset value, end of period	$10.56	$10.59	$10.37	$10.91	$10.34	$10.25
Total return[1]	1.45%	6.11%	(0.76)%	9.44%	5.06%	12.41%
Ratios to average net assets (annualized)
Gross expenses	1.10%	1.07%	1.06%	1.07%	1.07%	1.90%
Net expenses	0.81%	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income	3.43%	3.82%	3.51%	3.28%	3.26%	3.98%
Supplemental data
Portfolio turnover rate	11%	50%	82%	61%	62%	65%
Net assets, end of period (000s omitted)	$20,081	$17,086	$20,305	$38,018	$21,100	$4,022

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo High Yield Municipal Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2018 (unaudited)	Year ended June 30
CLASS C		2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.59	$10.37	$10.91	$10.34	$10.25	$9.52
Net investment income	0.14	0.32	0.29	0.27	0.26	0.33
Net realized and unrealized gains (losses) on investments	(0.03)	0.22	(0.46)	0.60	0.18	0.75

Total from investment operations	0.11	0.54	(0.17)	0.87	0.44	1.08
Distributions to shareholders from
Net investment income	(0.14)	(0.32)	(0.29)	(0.27)	(0.26)	(0.33)
Net realized gains	0.00	0.00	(0.08)	(0.03)	(0.09)	(0.02)

Total distributions to shareholders	(0.14)	(0.32)	(0.37)	(0.30)	(0.35)	(0.35)
Net asset value, end of period	$10.56	$10.59	$10.37	$10.91	$10.34	$10.25
Total return[1]	1.07%	5.32%	(1.50)%	8.62%	4.28%	11.58%
Ratios to average net assets (annualized)
Gross expenses	1.85%	1.82%	1.81%	1.82%	1.82%	2.58%
Net expenses	1.56%	1.60%	1.60%	1.60%	1.60%	1.60%
Net investment income	2.67%	3.09%	2.79%	2.49%	2.50%	3.15%
Supplemental data
Portfolio turnover rate	11%	50%	82%	61%	62%	65%
Net assets, end of period (000s omitted)	$9,298	$8,896	$8,709	$10,573	$4,522	$2,323

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo High Yield Municipal Bond Fund	23

(For a share outstanding throughout the period)

CLASS R6	Period ended December 31, 2018[1] (unaudited)
Net asset value, beginning of period	$10.61
Net investment income	0.17
Net realized and unrealized gains (losses) on investments	(0.06)

Total from investment operations	0.11
Distributions to shareholders from
Net investment income	(0.16)
Net asset value, end of period	$10.56
Total return[2]	1.08%
Ratios to average net assets (annualized)
Gross expenses	0.72%
Net expenses	0.49%
Net investment income	3.69%
Supplemental data
Portfolio turnover rate	11%
Net assets, end of period (000s omitted)	$25

[1]	For the period from July, 31, 2018 (commencement of class operations) to December 31, 2018

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo High Yield Municipal Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2018 (unaudited)	Year ended June 30
ADMINISTRATOR CLASS		2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.59	$10.37	$10.92	$10.34	$10.26	$9.52
Net investment income	0.19	0.41	0.38	0.36	0.35	0.41
Net realized and unrealized gains (losses) on investments	(0.03)	0.22	(0.47)	0.61	0.17	0.76

Total from investment operations	0.16	0.63	(0.09)	0.97	0.52	1.17
Distributions to shareholders from
Net investment income	(0.19)	(0.41)	(0.38)	(0.36)	(0.35)	(0.41)
Net realized gains	0.00	0.00	(0.08)	(0.03)	(0.09)	(0.02)

Total distributions to shareholders	(0.19)	(0.41)	(0.46)	(0.39)	(0.44)	(0.43)
Net asset value, end of period	$10.56	$10.59	$10.37	$10.92	$10.34	$10.26
Total return[1]	1.50%	6.21%	(0.75)%	9.65%	5.07%	12.63%
Ratios to average net assets (annualized)
Gross expenses	1.04%	1.01%	1.00%	1.00%	1.00%	1.80%
Net expenses	0.71%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	3.49%	3.93%	3.60%	3.39%	3.35%	4.14%
Supplemental data
Portfolio turnover rate	11%	50%	82%	61%	62%	65%
Net assets, end of period (000s omitted)	$19,367	$24,627	$22,839	$25,179	$13,768	$3,282

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo High Yield Municipal Bond Fund	25

(For a share outstanding throughout each period)

	Six months ended December 31, 2018 (unaudited)	Year ended June 30
INSTITUTIONAL CLASS		2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.59	$10.37	$10.91	$10.34	$10.25	$9.52
Net investment income	0.20	0.43	0.40	0.38	0.37	0.42
Net realized and unrealized gains (losses) on investments	(0.03)	0.22	(0.46)	0.60	0.18	0.75

Total from investment operations	0.17	0.65	(0.06)	0.98	0.55	1.17
Distributions to shareholders from
Net investment income	(0.20)	(0.43)	(0.40)	(0.38)	(0.37)	(0.42)
Net realized gains	0.00	0.00	(0.08)	(0.03)	(0.09)	(0.02)

Total distributions to shareholders	(0.20)	(0.43)	(0.48)	(0.41)	(0.46)	(0.44)
Net asset value, end of period	$10.56	$10.59	$10.37	$10.91	$10.34	$10.25
Total return[1]	1.58%	6.37%	(0.51)%	9.71%	5.33%	12.70%
Ratios to average net assets (annualized)
Gross expenses	0.77%	0.74%	0.73%	0.74%	0.74%	1.53%
Net expenses	0.56%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	3.68%	4.09%	3.82%	3.58%	3.51%	4.26%
Supplemental data
Portfolio turnover rate	11%	50%	82%	61%	62%	65%
Net assets, end of period (000s omitted)	$80,597	$75,560	$73,989	$67,867	$76,118	$31,105

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo High Yield Municipal Bond Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo High Yield Municipal Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Notes to financial statements (unaudited)	Wells Fargo High Yield Municipal Bond Fund	27

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of December 31, 2018, the aggregate cost of all investments for federal income tax purposes was $124,680,006 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$3,448,542

Gross unrealized losses	(411,063)

Net unrealized gains	$3,037,479

As of June 30, 2018, the Fund had capital loss carryforwards which consisted of $486,729 in short-term capital losses.

As of June 30, 2018, the Fund had current year deferred post-October capital losses consisting of $670,116 in net long-term losses which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Municipal obligations	$0	$125,226,878	$0	$125,226,878

Short-term investments

Investment companies	2,490,607	0	0	2,490,607

Total assets	$2,490,607	$125,226,878	$0	$127,717,485

28	Wells Fargo High Yield Municipal Bond Fund	Notes to financial statements (unaudited)

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At December 31, 2018, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.50% and declining to 0.38% as the average daily net assets of the Fund increase. For the six months ended December 31, 2018, the management fee was equivalent to an annual rate of 0.50% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.16%

Class R6	0.03

Administrator Class	0.10

Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund level expenses on a proportionate basis and then from class specific expenses; otherwise, waivers and/or reimbursements are applied against class specific expenses before fund level expenses. Funds Management has committed through October 31, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.80% for Class A shares, 1.55% for Class C shares, 0.50% for Class R6 shares, 0.70% for Administrator shares, and 0.55% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Prior to August 1, 2018, the Fund’s expenses were capped at 0.85% for Class A shares, 1.60% for Class C shares, 0.75% for Administrator Class shares and 0.60% for Institutional Class shares.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2018, Funds Distributor received $1,443 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2018.

Notes to financial statements (unaudited)	Wells Fargo High Yield Municipal Bond Fund	29

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $18,550,000 and $17,600,000 in interfund purchases and sales, respectively, during the six months ended December 31, 2018.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2018 were $14,066,321 and $12,002,690, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended December 31, 2018, there were no borrowings by the Fund under the agreement.

7. DISTRIBUTIONS TO SHAREHOLDERS

Effective for all filings after November 4, 2018, the Securities and Exchange Commission eliminated the requirement to separately state the components of distributions to shareholders under U.S. generally accepted accounting principles. The amounts of distributions to shareholders for the year ended June 30, 2018 were as follows:

Net investment income

Class A	$674,381

Class C	262,165

Administrator Class	900,885

Institutional Class	3,065,373

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

30	Wells Fargo High Yield Municipal Bond Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo High Yield Municipal Bond Fund	31

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 152 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr.[3] (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson[3] (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

32	Wells Fargo High Yield Municipal Bond Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Michael S. Scofield[4] (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	N/A

Pamela Wheelock (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently the Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Other information (unaudited)	Wells Fargo High Yield Municipal Bond Fund	33

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Alexander Kymn (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 76 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 76 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

[3]	Mr. Harris replaced Ms. Johnson as the Chairman of the Audit Committee effective January 1, 2019.

[4]	Mr. Scofield retired on December 31, 2018.

34	Wells Fargo High Yield Municipal Bond Fund	Appendix A (unaudited)

SALES CHARGE REDUCTIONS AND WAIVERS FOR CERTAIN INTERMEDIARIES

Raymond James & Associates, Inc., Raymond James Financial Services & Raymond James affiliates (“Raymond James”)

Effective on or about March 1, 2019, shareholders purchasing Fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end Sales Load Waivers on Class A shares Available at Raymond James

•	Shares purchased in an investment advisory program.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•

A shareholder in the fund’s Class C shares will have their shares automatically exchanged at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the exchange is in line with the policies and procedures of Raymond James.

CDSC Waivers on Class A and C Shares Available at Raymond James

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

•	Return of excess contributions from an IRA Account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the Fund’s prospectus.

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•	Shares acquired through a right of reinstatement.

Front-end Load Discounts Available at Raymond James: Breakpoints, and/or Rights of Accumulation

•	Breakpoints as described in the Fund’s Prospectus.

•

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker/dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2019 Wells Fargo Funds Management, LLC. All rights reserved.

320445 02-19 SA264/SAR264 12-18

Semi-Annual Report

December 31, 2018

Wells Fargo Intermediate Tax/AMT-Free Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Intermediate Tax/AMT-Free Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Global trade tensions escalated during the third quarter of 2018.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Intermediate Tax/AMT-Free Fund for the six-month period that ended December 31, 2018. During the reporting period, the U.S. generated encouraging economic and business data that was offset by less positive and more inconsistent data from international markets. Investment returns were generally negative as geopolitical tensions and uncertainty tended to distract investors from more favorable underlying trends.

For the period, U.S. stocks, as measured by the S&P 500 Index,1 fell 6.85% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 declined 10.84%. Based on the MSCI EM Index (Net),3 emerging market stocks lost 8.48%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 gained 1.65% while the Bloomberg Barclays Global Aggregate ex-USD Index5 fell 0.84%. The Bloomberg Barclays Municipal Bond Index6 gained 1.53% while the ICE BofAML U.S. High Yield Index7 declined 2.34%.

Global trade tensions prompted investor concerns.

Global trade tensions escalated during the third quarter of 2018. The U.S. imposed tariffs on a wide range of products manufactured overseas. Foreign governments retaliated with tariffs that punished U.S. commodity producers and product manufacturers. Investors wondered about next steps as divergence in global economic policies and growth prospects widened.

During the summer months, the U.S. economy strengthened. Revised second-quarter gross domestic product (GDP) growth data released in August showed the U.S. economy growing at a 4.2% rate. The unemployment rate in the U.S. was 3.7% by the end of September, according to the U.S. Department of Labor. Wages showed more consistent growth, and consumer confidence remained strong. Several U.S. equity market indices reached records during August, with the S&P 500 Index gaining 7.71% for the three-month period that ended September 30, 2018. In contrast, the MSCI ACWI ex USA Index (Net) gained 0.71% while the MSCI EM Index (Net) declined 1.09% during the same three-month period.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2018. ICE Data Indices, LLC. All rights reserved.

Letter to shareholders (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	3

Economic signals overseas were mixed as the third quarter ended and the fourth quarter began. In particular, signs of slowing economic growth in China created uncertainty for investors. Amid rising trade tensions, the People’s Bank of China cut reserve requirement ratios and accelerated infrastructure spending and tax cuts for business enterprises and individuals. Nevertheless, a strengthening U.S. dollar and trade tensions remained headwinds for investors overseas.

Equity markets were volatile during the fourth quarter.

Negative stock market performance during October and December bracketed a mildly positive November, as measured by the S&P 500 Index and the MSCI ACWI ex USA Index (Net). As interest rates and bond yields gained during October, stock markets struggled. Readings on consumer sentiment and business spending were mixed. Markets rebounded in November. The U.S. and China agreed to halt further increases in tariffs and engage in additional negotiations. While November returns were positive, the loss for the full fourth quarter was substantial for equity investors globally, with the S&P down 13.52% and the MSCI ACWI ex USA Index (Net) down 11.46%. December’s S&P 500 Index performance was the lowest since 1931. Globally, fixed income investments fared better than stocks during the last two months of the year as conflicting signals unsettled investors’ outlooks.

Equity investors confronted a number of changing conditions. In November’s mid-term elections, control of the U.S. House of Representatives shifted from Republicans to Democrats, presaging potential partisan disputes. Progress on Brexit negotiations stalled in the UK. In China, the value of the yuan declined to low levels last seen in 2008. Oil prices continued to fall. The Fed increased the federal funds rate by 25 bps to a target range of between 2.25% and 2.50% in December 2018. A late-December dispute over spending and immigration policy resulted in a partial U.S. government shutdown that continued through the end of the period.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Economic signals overseas were mixed as the third quarter ended and the fourth quarter began.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

4	Wells Fargo Intermediate Tax/AMT-Free Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Lyle J. Fitterer, CFA®‡, CPA

Robert J. Miller

Average annual total returns (%) as of December 31, 2018

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (WFTAX)	7-31-2007	-2.12	2.08	4.21	0.91	2.71	4.53	0.79	0.70

Class C (WFTFX)	7-31-2007	-0.84	1.94	3.75	0.16	1.94	3.75	1.54	1.45

Class R6[3]	7-31-2018	–	–	–	1.19	2.96	4.82	0.41	0.40

Administrator Class (WFITX)	3-31-2008	–	–	–	1.01	2.79	4.64	0.73	0.60

Institutional Class (WITIX)	3-31-2008	–	–	–	1.16	2.96	4.81	0.46	0.45

Bloomberg Barclays Municipal Bond 1-15 Year Blend Index[4]	–	–	–	–	1.58	3.00	3.89	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 3.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	5

Effective maturity distribution as of December 31, 2018[5]

Credit quality as of December 31, 2018[6]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has contractually committed through October 31, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance shown for Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns for Class R6 shares would be higher.

[4]

The Bloomberg Barclays Municipal Bond 1–15 Year Blend Index is the 1–15 year component of the Bloomberg Barclays Municipal Bond Index. The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[5]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[6]

The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

6	Wells Fargo Intermediate Tax/AMT-Free Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2018 to December 31, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2018	Ending account value 12-31-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A

Actual	$1,000.00	$1,013.61	$3.55	0.70%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57	0.70%
Class C

Actual	$1,000.00	$1,009.80	$7.35	1.45%

Hypothetical (5% return before expenses)	$1,000.00	$1,017.90	$7.38	1.45%
Class R6

Actual	$1,000.00	$1,014.21	$2.03	0.40%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$2.04	0.40%
Administrator Class

Actual	$1,000.00	$1,013.22	$3.04	0.60%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%
Institutional Class

Actual	$1,000.00	$1,013.99	$2.28	0.45%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.29	0.45%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 98.70%

Alabama: 0.30%

GO Revenue: 0.03%

Jefferson County AL Unrefunded Bond Series A	4.90%	4-1-2021	$665,000	$679,344

Utilities Revenue: 0.27%

SouthEast Alabama Gas Supply District Series A	4.00	4-1-2049	6,180,000	6,456,246

				7,135,590

Alaska: 0.04%

Industrial Development Revenue: 0.04%

Valdez AK Marine Terminal BP Pipelines Project Series B	5.00	1-1-2021	1,000,000	1,053,740

Arizona: 1.81%

Airport Revenue: 0.56%

Phoenix AZ Civic Improvement Corporation Series A	5.00	7-1-2029	5,000,000	5,234,900

Phoenix AZ Civic Improvement Corporation Series D	5.00	7-1-2036	7,000,000	8,014,720

				13,249,620

Education Revenue: 0.26%

McAllister AZ Arizona State University Hassayampa Academic Village Project	5.00	7-1-2025	750,000	875,453

Pima County AZ IDA New Plan Learning Project Series A	7.00	7-1-2021	525,000	527,368

Pima County AZ IDA New Plan Learning Project Series A	7.75	7-1-2035	4,920,000	4,927,626

				6,330,447

GO Revenue: 0.42%

Estrella Mountain Ranch AZ Community Facilities District Refunding Bond (AGM Insured)	5.00	7-15-2025	585,000	663,215

Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B	4.50	7-1-2024	1,575,000	1,745,588

Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B	4.50	7-1-2025	1,270,000	1,407,554

Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B	5.00	7-1-2027	420,000	474,482

Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B	5.50	7-1-2029	960,000	1,105,075

Phoenix AZ	5.00	7-1-2026	3,810,000	4,534,662

				9,930,576

Health Revenue: 0.05%

Maricopa County AZ IDA Bond	5.00	1-1-2048	1,000,000	1,143,260

Miscellaneous Revenue: 0.15%

Arizona Refunding Certificate of Participation	5.00	9-1-2027	3,040,000	3,503,570

Tax Revenue: 0.37%

Arizona Sports & Tourism Authority Series A	4.00	7-1-2020	1,365,000	1,398,497

Arizona Sports & Tourism Authority Series A	5.00	7-1-2021	795,000	844,560

Arizona Sports & Tourism Authority Series A	5.00	7-1-2022	1,000,000	1,082,460

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Tax Revenue (continued)

San Luis AZ Pledged Excise Tax Series A (Build America Mutual Assurance Company Insured)	5.00%	7-1-2027	$450,000	$508,406

San Luis AZ Pledged Excise Tax Series A (Build America Mutual Assurance Company Insured)	5.00	7-1-2028	700,000	789,705

San Luis AZ Pledged Excise Tax Series A (Build America Mutual Assurance Company Insured)	5.00	7-1-2034	3,680,000	4,101,544

				8,725,172

				42,882,645

California: 8.33%

Airport Revenue: 0.19%

Sacramento CA Airport System Senior Bond	5.00	7-1-2025	2,000,000	2,094,860

Sacramento CA Airport System Senior Bond Series B	5.00	7-1-2032	600,000	708,288

Sacramento CA Airport System Senior Bond Series B	5.00	7-1-2033	500,000	587,505

Sacramento CA Airport System Senior Bond Series B	5.00	7-1-2034	1,000,000	1,169,580

				4,560,233

Education Revenue: 0.57%

California Statewide CDA Series A	6.90	8-1-2031	1,860,000	2,046,856

University of California General Project Unrefunded Bond Series Q	5.25	5-15-2024	65,000	65,181

University of California Limited Project Prerefunded Bond Series G	5.00	5-15-2037	5,180,000	5,742,341

University of California Limited Project Unrefunded Bond Series G	5.00	5-15-2037	5,210,000	5,624,403

				13,478,781

GO Revenue: 3.68%

California	5.25	3-1-2024	5,000,000	5,196,600

California	5.25	3-1-2030	1,440,000	1,491,883

California	6.00	3-1-2033	2,510,000	2,633,191

California Prerefunded Bond	6.00	4-1-2038	2,850,000	2,881,578

California Unrefunded Bond	6.00	4-1-2038	5,205,000	5,255,124

California Various Purposes	5.00	8-1-2030	1,500,000	1,753,995

California Various Purposes	5.00	8-1-2032	6,700,000	7,779,370

Cerritos CA Community College District CAB Series D (z)	5.08	8-1-2025	1,800,000	1,529,604

Compton CA Community College District Election of 2002 CAB Series C (z)	6.39	8-1-2029	1,565,000	1,095,563

Compton CA Community College District Election of 2002 CAB Series C (z)	6.50	8-1-2031	2,400,000	1,515,240

Emery CA Unified School District Election of 2010 Series A (AGM Insured)	6.25	8-1-2031	4,500,000	5,020,245

Monterey County CA Alisal Union School District Series A (Build America Mutual Assurance Company Insured)	5.25	8-1-2042	1,500,000	1,743,690

New Haven CA Unified School District CAB Project (AGC Insured) (z)	6.41	8-1-2033	5,590,000	3,342,037

Northern Humboldt CA High School District Election of 2010 Series A	6.50	8-1-2034	1,145,000	1,284,255

Oakland CA Unified School District Alameda County Election of 2006 Series A	6.50	8-1-2020	1,730,000	1,779,651

Oakland CA Unified School District Alameda County Election of 2009 Series A	6.25	8-1-2019	1,285,000	1,319,515

Oakland CA Unified School District Alameda County Election of 2012	6.25	8-1-2028	2,000,000	2,233,900

Oakland CA Unified School District Alameda County Election of 2012	6.25	8-1-2030	2,000,000	2,233,900

Oxnard CA School District Series A (National Insured)	5.75	8-1-2030	1,825,000	2,085,117

Patterson CA Unified School District CAB Election of 2008 Project Series B (AGM Insured) (z)	6.45	8-1-2033	3,000,000	1,796,130

Peralta CA Community College District Alameda County	5.00	8-1-2023	3,045,000	3,376,661

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	9

Security name	Interest rate	Maturity date	Principal	Value

GO Revenue (continued)

Peralta CA Community College District Alameda County	5.00%	8-1-2024	$3,000,000	$3,322,350

Rio Hondo CA Community College District (z)	6.78	8-1-2030	2,315,000	1,601,147

San Diego CA Community College District Election of 2012	5.00	8-1-2032	3,095,000	3,490,510

San Diego CA Unified School District Election of 1998 Series E-2 (AGM Insured)	5.50	7-1-2027	5,000,000	6,356,400

San Jose CA Libraries & Parks Project	5.13	9-1-2031	6,110,000	6,126,253

Sylvan CA Unified School District CAB Election of 2006 (AGM Insured) (z)	6.11	8-1-2031	2,590,000	1,692,772

Sylvan CA Unified School District CAB Election of 2006 (AGM Insured) (z)	6.19	8-1-2032	2,800,000	1,745,744

Tustin CA Unified School District #88-1 Election of 2008 Series B	6.00	8-1-2036	1,500,000	1,663,995

West Contra Costa CA Unified School District Election of 2005 Series C-1 (AGC Insured) (z)	6.48	8-1-2026	4,620,000	3,798,656

				87,145,076

Health Revenue: 1.00%

California Municipal Finance Authority Institute of Aging Project	5.00	8-15-2032	975,000	1,146,347

California Municipal Finance Authority Institute of Aging Project	5.00	8-15-2033	1,150,000	1,344,396

California Statewide CDA Series C	5.25	8-15-2031	3,000,000	3,249,690

University of California Medical Center Prerefunded Bond Series J	5.25	5-15-2030	13,135,000	15,041,414

University of California Medical Center Unrefunded Bond Series J	5.25	5-15-2030	1,865,000	2,103,869

Washington Township CA Health Care District Series A	5.00	7-1-2019	905,000	917,127

				23,802,843

Miscellaneous Revenue: 1.12%

Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2039	2,500,000	2,758,650

California Public Works Board Department of General Services Buildings 8 & 9A	6.25	4-1-2034	2,750,000	2,782,148

California Public Works Board Various Judicial Council Project Series D	5.25	12-1-2026	1,000,000	1,094,420

California Public Works University of California Board of Regents Series G	5.00	12-1-2030	12,110,000	13,276,435

Foothill De Anza CA Community College District Certificate of Participation	5.00	4-1-2033	500,000	565,625

Gold Coast Transit District California Transit Finance Corporation Certificate of Participation	5.00	7-1-2027	520,000	615,878

Richmond CA Joint Powers Financing Authority Point Potrero Series A	6.25	7-1-2024	2,700,000	2,760,777

San Diego CA PFFA Capital Improvement Projects Series B	5.00	10-15-2027	500,000	593,300

San Diego CA PFFA Capital Improvement Projects Series B	5.00	10-15-2028	1,000,000	1,184,510

Santa Ana CA Financing Authority Police Administration and Holding Facilities Prerefunded Balance Bond (National Insured)	6.25	7-1-2019	500,000	511,480

Santa Ana CA Financing Authority Police Administration and Holding Facilities Unrefunded Balance Bond (National Insured)	6.25	7-1-2019	500,000	511,055

				26,654,278

Tax Revenue: 0.06%

San Jose CA RDA Series A-1	5.50	8-1-2030	1,355,000	1,436,557

Transportation Revenue: 0.43%

Bay Area CA Toll Authority Toll Bridge Series A (SIFMA Municipal Swap +1.25%) ±	2.96	4-1-2036	9,810,000	10,151,192

Utilities Revenue: 0.86%

California Municipal Finance Authority	5.00	10-1-2025	1,500,000	1,783,605

M-S-R California Energy Authority Gas Series B	7.00	11-1-2034	2,000,000	2,782,220

M-S-R California Energy Authority Gas Series C	7.00	11-1-2034	3,000,000	4,173,330

Northern California Power Agency Series A	5.25	8-1-2023	5,150,000	5,335,349

Sacramento CA MUD Series B	5.00	8-15-2030	1,075,000	1,215,513

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Utilities Revenue (continued)

Southern California Public Power Authority Milford Wind Corridor Project #1	5.00%	7-1-2024	$5,000,000	$5,161,500

				20,451,517

Water & Sewer Revenue: 0.42%

California Department of Water Resources Central Valley Project Series AT (SIFMA Municipal Swap +0.37%) ±	2.08	12-1-2035	10,000,000	9,988,800

				197,669,277

Colorado: 0.77%

Education Revenue: 0.29%

Colorado ECFA University of Denver Project (National Insured)	5.25	3-1-2025	1,110,000	1,275,557

Regents of the University of Colorado Certificate of Participation Series 2013A	5.00	11-1-2028	5,000,000	5,608,500

				6,884,057

GO Revenue: 0.30%

Adams County CO 12 Five Star Schools Series B	5.00	12-15-2028	3,800,000	4,502,088

Mesa County CO Valley School District # 51 Grand Junction	5.50	12-1-2035	2,175,000	2,642,886

				7,144,974

Industrial Development Revenue: 0.14%

Denver CO Convention Center Hotel Authority Refunding Bond	5.00	12-1-2023	3,000,000	3,276,300

Miscellaneous Revenue: 0.04%

Adams County CO Refunding & Improvement Certificate of Participation	5.00	12-1-2021	830,000	900,309

				18,205,640

Connecticut: 3.35%

Education Revenue: 1.85%

Connecticut HEFAR Yale University Issue Series A	1.00	7-1-2042	25,000,000	24,897,000

Connecticut HEFAR Yale University Issue Series A	2.05	7-1-2035	10,000,000	10,029,400

Connecticut HEFAR Yale University Issue Series A-2	2.00	7-1-2042	3,425,000	3,166,070

University of Connecticut Series A	5.00	3-15-2027	1,000,000	1,132,760

University of Connecticut Series A	5.00	3-15-2032	4,355,000	4,805,263

				44,030,493

GO Revenue: 1.00%

Connecticut Series A	5.00	3-1-2029	2,500,000	2,717,375

Connecticut Series B	5.00	6-15-2027	3,000,000	3,312,420

Connecticut Series F	5.00	11-15-2032	300,000	327,054

Hamden CT	4.00	8-15-2020	1,235,000	1,276,076

Hamden CT	4.00	8-15-2021	1,235,000	1,299,578

Hamden CT (AGM Insured)	5.00	8-15-2022	1,000,000	1,090,250

Hamden CT Prerefunded Bond (AGM Insured)	5.00	8-15-2021	125,000	134,710

Hamden CT Refunding Bond Series A (Build America Mutual Assurance Company Insured)	5.00	8-15-2029	500,000	573,980

Hamden CT Refunding Bond Series A (Build America Mutual Assurance Company Insured)	5.00	8-15-2030	1,200,000	1,369,008

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	11

Security name	Interest rate	Maturity date	Principal	Value

GO Revenue (continued)

Hamden CT Series A (Build America Mutual Assurance Company Insured)	5.00%	8-15-2026	$2,000,000	$2,299,860

Hamden CT Series A (Build America Mutual Assurance Company Insured)	5.00	8-15-2027	1,200,000	1,383,960

Hamden CT Unrefunded Bond (AGM Insured)	5.00	8-15-2021	875,000	933,949

Hartford CT Series A (AGM Insured)	5.00	4-1-2022	3,010,000	3,260,613

Hartford CT Series A (AGM Insured)	5.00	7-1-2026	1,000,000	1,136,810

Hartford CT Series C (AGM Insured)	5.00	7-15-2022	2,320,000	2,527,269

				23,642,912

Miscellaneous Revenue: 0.45%

Connecticut Series A (SIFMA Municipal Swap +0.85%) ±	2.56	3-1-2022	3,000,000	3,012,450

Connecticut Series A (SIFMA Municipal Swap +1.10%) ±	2.81	4-15-2019	2,300,000	2,304,554

Connecticut Series A (SIFMA Municipal Swap +1.25%) ±	2.96	4-15-2020	3,300,000	3,329,205

Connecticut Series G	4.00	10-15-2026	1,985,000	2,061,919

				10,708,128

Tax Revenue: 0.05%

Connecticut Special Tax Obligation Bonds Transportation Infrastructure Purposes Series A	5.00	8-1-2030	1,000,000	1,107,860

				79,489,393

Delaware: 0.09%

Education Revenue: 0.09%

Delaware EDA Odyssey Charter School Project Series B 144A	6.75	9-1-2035	2,000,000	2,077,140

District of Columbia: 1.41%

Education Revenue: 0.11%

District of Columbia Howard University Series A	5.75	10-1-2026	2,510,000	2,620,239

GO Revenue: 0.58%

District of Columbia Series 2016A	5.00	6-1-2033	5,000,000	5,771,250

District of Columbia Series 2017A	5.00	6-1-2033	2,400,000	2,801,016

District of Columbia Series 2014C	5.00	6-1-2034	3,000,000	3,351,540

District of Columbia Series 2014C	5.00	6-1-2035	1,620,000	1,805,506

				13,729,312

Miscellaneous Revenue: 0.46%

District of Columbia Federal Highway Grant Anticipation Bond	5.00	12-1-2023	1,000,000	1,103,970

District of Columbia Federal Highway Grant Anticipation Bond	5.00	12-1-2025	3,520,000	3,866,544

District of Columbia Federal Highway Grant Anticipation Bond	5.25	12-1-2025	2,630,000	2,782,303

District of Columbia Medical Association of Colleges Series B	5.00	10-1-2024	3,095,000	3,301,437

				11,054,254

Transportation Revenue: 0.15%

Washington Metropolitan Area Transit Authority Series B	5.00	7-1-2032	3,000,000	3,508,230

Water & Sewer Revenue: 0.11%

District of Columbia Water & Sewer Authority Public Utility Senior Lien Series A	5.00	10-1-2037	2,260,000	2,608,650

				33,520,685

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Florida: 3.70%

Airport Revenue: 0.10%

Jacksonville FL Port Authority Series B	5.00%	11-1-2035	$2,045,000	$2,364,409

Education Revenue: 0.20%

Florida Development Finance Corporation Renaissance Charter School Series A	5.00	9-15-2020	880,000	888,061

Florida HEFAR	4.00	4-1-2021	1,000,000	1,035,840

University of South Florida Financing Corporation Certificate of Participation Master Lease Program Series A	5.00	7-1-2022	1,730,000	1,898,796

University of South Florida Financing Corporation Certificate of Participation Master Lease Program Series A	5.00	7-1-2023	815,000	911,773

				4,734,470

GO Revenue: 0.06%

Plantation FL Ad Valorem Bond	5.00	7-1-2031	1,155,000	1,363,131

Health Revenue: 0.10%

Miami-Dade County FL Health Facilities Authority Nicklaus Children’s Hospital Project	5.00	8-1-2031	500,000	569,445

Miami-Dade County FL Health Facilities Authority Nicklaus Children’s Hospital Project	5.00	8-1-2033	1,645,000	1,857,633

				2,427,078

Miscellaneous Revenue: 2.02%

Boynton FL PFA Capital Improvement Series 2018	5.00	7-1-2035	3,590,000	4,055,874

Broward County FL School Board Certificate of Participation Series A	5.00	7-1-2024	5,000,000	5,720,800

Cityplace Florida Community Development District Special Assessment	5.00	5-1-2021	2,945,000	3,132,420

Duval County FL School Board Certificate of Participation Series B	5.00	7-1-2028	2,500,000	2,861,225

Duval County FL School Board Certificate of Participation Series B	5.00	7-1-2029	5,000,000	5,709,650

Miami-Dade County FL School Board Certificate of Participation Series A	5.00	5-1-2031	3,000,000	3,383,010

Miami-Dade County FL School Board Certificate of Participation Series D	5.00	11-1-2027	6,600,000	7,508,622

Monroe County FL School Board Certificate of Participation Series A	5.00	6-1-2034	1,500,000	1,723,920

Monroe County FL School Board Certificate of Participation Series A	5.00	6-1-2035	1,000,000	1,145,280

Orange County FL School Board Certificate of Participation Series C	5.00	8-1-2029	2,000,000	2,287,160

Orlando FL Senior Tourist Development 6th Cent Contract Payment Bond Series A (AGM Insured)	5.00	11-1-2032	2,000,000	2,293,080

Orlando FL Senior Tourist Development 6th Cent Contract Payment Bond Series A (AGM Insured)	5.00	11-1-2033	4,500,000	5,125,860

Orlando FL Senior Tourist Development 6th Cent Contract Payment Bond Series A (AGM Insured)	5.00	11-1-2034	600,000	680,484

Palm Beach County FL Refunding Bond	5.00	5-1-2029	2,000,000	2,341,580

				47,968,965

Tax Revenue: 0.62%

Miami-Dade County FL Public Services (AGM Insured)	4.00	10-1-2019	3,440,000	3,494,111

Miami-Dade County FL Public Services (AGM Insured)	4.00	10-1-2020	3,600,000	3,730,284

Miami-Dade County FL Public Services (AGM Insured)	4.00	4-1-2021	2,485,000	2,596,850

Miami-Dade County FL Special Obligation Series A	5.00	10-1-2023	700,000	769,524

Tampa FL Sports Authority Stadium Project	5.00	1-1-2025	3,550,000	4,116,190

				14,706,959

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Transportation Revenue: 0.49%

Florida Department of Transportation Turnpike System Series A	5.00%	7-1-2023	$3,910,000	$4,420,802

Florida Department of Transportation Turnpike System Series A	5.00	7-1-2025	4,950,000	5,800,856

Florida Mid-Bay Bridge Authority Series A	5.00	10-1-2025	1,250,000	1,423,663

				11,645,321

Water & Sewer Revenue: 0.11%

Daytona Beach FL Utility System (AGM Insured)	5.00	11-1-2022	2,205,000	2,434,673

				87,645,006

Georgia: 1.71%

Education Revenue: 0.15%

Private Colleges & Universities Authority of Georgia Series A	5.00	10-1-2021	3,330,000	3,538,425

Housing Revenue: 0.13%

Atlanta GA Urban Residential Finance Authority MFHR Wheat Street Towers Project	1.40	5-1-2020	3,000,000	2,995,260

Industrial Development Revenue: 0.08%

Monroe County GA PCR Georgia Power Company Plant Scherer Project	2.35	10-1-2048	2,000,000	1,983,480

Utilities Revenue: 1.35%

Burke County GA PCR Oglethorpe Power Corporation Vogtle Project Series E	3.25	11-1-2045	6,000,000	5,976,900

Floyd County GA PCR Georgia Power Company Plant Hammond Project	2.35	7-1-2022	1,000,000	991,740

Georgia Public Gas Partners Incorporated Series A	5.00	10-1-2019	5,000,000	5,111,250

Main Street Natural Gas Incorporated Georgia Gas Project Series A (Royal Bank of Canada LIQ)	4.00	4-1-2048	15,500,000	16,327,855

Main Street Natural Gas Incorporated Georgia Gas Project Series A	5.50	9-15-2022	1,000,000	1,104,610

Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series C	4.00	8-1-2048	2,500,000	2,639,800

				32,152,155

				40,669,320

Guam: 0.30%

Airport Revenue: 0.11%

Guam International Airport Authority	5.00	10-1-2022	1,000,000	1,069,930

Guam International Airport Authority	5.00	10-1-2023	1,500,000	1,588,920

				2,658,850

Tax Revenue: 0.06%

Guam Government Business Privilege Tax Bond Series A	5.00	1-1-2020	1,345,000	1,375,814

Water & Sewer Revenue: 0.13%

Guam Government Waterworks Authority	5.25	7-1-2020	350,000	363,300

Guam Government Waterworks Authority	5.25	7-1-2033	2,500,000	2,656,975

				3,020,275

				7,054,939

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Hawaii: 0.42%

GO Revenue: 0.42%

Honolulu HI Rail Transit Project Series H (SIFMA Municipal Swap +0.30%) ±	2.01%	9-1-2022	$2,500,000	$2,499,025

Honolulu HI Rail Transit Project Series H (SIFMA Municipal Swap +0.32%) ±	2.03	9-1-2025	2,500,000	2,499,025

Honolulu HI Rail Transit Project Series H (SIFMA Municipal Swap +0.32%) ±	2.03	9-1-2028	5,000,000	4,998,050

				9,996,100

Illinois: 14.54%

Airport Revenue: 1.40%

Chicago IL O’Hare International Airport Senior Lien (AGM Insured)	5.13	1-1-2030	2,610,000	2,864,736

Chicago IL O’Hare International Airport Senior Lien (AGM Insured)	5.13	1-1-2031	3,335,000	3,653,859

Chicago IL O’Hare International Airport Senior Lien	5.25	1-1-2032	8,755,000	9,584,536

Chicago IL O’Hare International Airport Senior Lien Series B	5.00	1-1-2030	8,000,000	8,941,600

Chicago IL O’Hare International Airport Senior Lien Series B	5.00	1-1-2036	500,000	570,950

Chicago IL O’Hare International Airport Third Lien Series C (AGC Insured)	5.25	1-1-2025	4,075,000	4,197,821

Chicago IL O’Hare International Airport Third Lien Series F	4.25	1-1-2021	735,000	752,081

Peoria IL Metropolitan Airport Authority Series D	5.00	12-1-2027	2,250,000	2,607,683

				33,173,266

Education Revenue: 0.70%

Illinois Finance Authority Bradley University Project Series C	5.00	8-1-2032	1,250,000	1,405,613

Illinois Finance Authority Student Housing Illinois State University Project	5.50	4-1-2021	2,760,000	2,859,608

Illinois Finance Authority Wesleyan University	5.00	9-1-2026	680,000	773,935

Northern Illinois University Board of Trustees Auxiliary Facilities (AGM Insured)	5.00	4-1-2019	1,000,000	1,007,140

Northern Illinois University Board of Trustees Certificate of Participation (AGM Insured)	5.00	9-1-2022	1,325,000	1,442,104

Northern Illinois University Board of Trustees Certificate of Participation (AGM Insured)	5.00	9-1-2024	1,000,000	1,116,060

University of Illinois Auxiliary Facilities Systems CAB (z)	4.50	4-1-2020	8,270,000	8,027,110

				16,631,570

GO Revenue: 5.04%

Bolingbrook, Will & DuPage Counties IL Series A (AGM Insured)	5.00	1-1-2023	650,000	712,186

Chicago IL Board of Education CAB School Reform Series B-1 (National Insured) (z)	5.00	12-1-2025	3,380,000	2,586,376

Chicago IL Board of Education CAB School Reform Series B-1 (National Insured) (z)	5.17	12-1-2026	4,030,000	2,945,970

Chicago IL Board of Education Series F	5.00	12-1-2020	2,375,000	2,444,231

Chicago IL CAB Series C (z)	5.04	1-1-2023	2,500,000	2,173,875

Chicago IL Metropolitan Reclamation Series B	5.00	12-1-2025	2,500,000	2,698,500

Chicago IL Park District Series A	5.00	1-1-2036	2,250,000	2,329,605

Chicago IL Park District Series B	5.00	1-1-2021	3,765,000	3,932,053

Chicago IL Park District Series B (Build America Mutual Assurance Company Insured)	5.00	1-1-2029	2,000,000	2,183,280

Chicago IL Park District Series C	5.00	1-1-2022	1,615,000	1,715,421

Chicago IL Series A	5.00	1-1-2027	1,000,000	1,041,650

Chicago IL Series A	5.00	1-1-2025	750,000	788,498

Chicago IL Series C	4.00	1-1-2020	1,505,000	1,517,281

Chicago IL Series C	5.00	1-1-2024	90,000	90,131

Chicago IL Series C	5.00	1-1-2026	5,000,000	5,343,300

Chicago IL Series G (Ambac Insured)	5.00	12-1-2024	13,465,000	13,512,666

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	15

Security name	Interest rate	Maturity date	Principal	Value

GO Revenue (continued)

Cook County IL	5.00%	11-15-2035	$1,300,000	$1,415,310

Cook County IL Community College District #508	5.25	12-1-2025	1,425,000	1,510,828

Cook County IL Community College District #508	5.25	12-1-2027	1,295,000	1,361,770

Cook County IL Community College District #508	5.25	12-1-2028	1,250,000	1,311,038

Cook County IL Community College District #508	5.25	12-1-2030	3,000,000	3,131,610

Cook County IL Community College District #508	5.25	12-1-2031	3,200,000	3,334,624

Cook County IL Series A	5.00	11-15-2031	1,000,000	1,101,610

Cook County IL Series A	5.25	11-15-2022	7,240,000	7,611,557

Cook County IL Series A	5.25	11-15-2023	7,680,000	8,066,918

Cook County IL Series A	5.25	11-15-2024	2,200,000	2,353,692

Cook County IL Series B	5.00	11-15-2023	600,000	666,858

Cook County IL Series C	5.00	11-15-2021	1,460,000	1,564,930

Cook County IL Series C	5.00	11-15-2024	2,175,000	2,357,439

Cook County IL Series C	5.00	11-15-2025	2,450,000	2,643,354

DuPage, Cook & Will Counties IL Community College District #502 Series A	5.00	6-1-2022	2,650,000	2,903,473

Homer, Glen, Will & Cook Village Counties IL Series A	4.00	12-1-2019	1,000,000	1,018,770

Homer, Glen, Will & Cook Village Counties IL Series A	5.00	12-1-2021	1,015,000	1,043,836

Illinois (AGM Insured)	5.00	1-1-2023	2,450,000	2,510,025

Illinois (AGM Insured)	5.00	4-1-2026	5,000,000	5,489,350

Illinois	4.75	4-1-2020	2,650,000	2,654,055

Illinois Series A	5.00	4-1-2023	4,500,000	4,754,745

Illinois Series A (AGM Insured)	5.00	4-1-2024	2,500,000	2,712,300

Kane, Cook & DuPage Counties IL School District #46 Prerefunded Balance Bond Series B	4.50	1-1-2024	1,170,000	1,256,369

Kane, Cook & DuPage Counties IL School District #46 Unrefunded Balance Bond Series B	4.50	1-1-2024	3,100,000	3,299,020

Kendall, Kane & Will Counties IL Unified School District Series A	5.00	2-1-2023	1,000,000	1,058,220

McHenry & Kane Counties IL Community Consolidated School District #158	5.63	1-15-2031	2,000,000	2,194,360

McHenry & Lake Counties IL Community Consolidated School District #26 (AGM Insured)	5.00	2-1-2020	1,455,000	1,500,032

Springfield IL	5.00	12-1-2021	850,000	907,809

Springfield IL	5.00	12-1-2023	570,000	629,907

Waukegan IL Series B (AGM Insured)	4.00	12-30-2024	1,030,000	1,105,386

				119,484,218

Health Revenue: 0.10%

Illinois Finance Authority Ann & Robert H. Laurie Children’s Hospital Project of Chicago	5.00	8-15-2034	1,000,000	1,135,390

Illinois Finance Authority Edward Elmhurst Healthcare Series A	5.00	1-1-2026	1,000,000	1,134,790

				2,270,180

Miscellaneous Revenue: 0.87%

Chicago IL Board of Education Series C	5.00	12-1-2021	5,000,000	5,191,650

Illinois	5.00	7-1-2023	5,065,000	5,365,456

Illinois	5.00	8-1-2024	1,000,000	1,043,160

Illinois	5.50	7-1-2026	2,300,000	2,474,915

Peoria IL Public Building Commission Illinois School District Facilities Refunding Bond (Build America Mutual Assurance Company Insured)	5.00	12-1-2023	4,040,000	4,529,769

Peoria IL Public Building Commission Illinois School District Facilities Refunding Bond (Build America Mutual Assurance Company Insured)	5.00	12-1-2024	1,000,000	1,137,740

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Miscellaneous Revenue (continued)

University of Illinois Board of Trustees Certificate of Participation Unrefunded Bond Series B (AGM Insured)	5.00%	10-1-2020	$955,000	$957,493

				20,700,183

Tax Revenue: 5.11%

Chicago IL Sales Tax Refunding Bond	5.00	1-1-2026	5,140,000	5,959,779

Chicago IL Sales Tax Refunding Bond	5.00	1-1-2027	3,000,000	3,478,470

Chicago IL Sales Tax Refunding Bond	5.00	1-1-2030	2,075,000	2,405,942

Chicago IL Sales Tax Securitization Bond Series C	5.25	1-1-2035	4,700,000	5,320,823

Chicago IL Transit Authority Sales Tax Receipts	5.25	12-1-2027	2,600,000	2,765,568

Cook County IL Sales Tax Bond	5.00	11-15-2033	4,000,000	4,551,840

Illinois	5.00	6-15-2023	16,150,000	17,291,129

Illinois Junior Obligation	5.00	6-15-2025	6,000,000	6,398,340

Illinois Regional Transportation Authority (National Insured)	6.50	7-1-2026	8,615,000	10,669,247

Illinois Sales Tax Revenue Build Illinois Bond	5.00	6-15-2029	1,000,000	1,035,380

Illinois Series A	5.00	1-1-2027	10,625,000	10,958,306

Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2028	2,500,000	2,726,000

Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.25	6-15-2030	4,000,000	4,409,160

Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.25	6-15-2032	3,000,000	3,291,120

Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured) (z)	4.26	12-15-2029	35,200,000	22,186,208

Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured) (z)	4.33	12-15-2030	12,800,000	7,662,720

Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B (National Insured) (z)	4.25	6-15-2029	10,000,000	6,463,600

Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series B	5.00	12-15-2028	1,945,000	2,012,122

Southwestern Illinois Development Authority Local Government Program Collinsville Limited	5.00	3-1-2025	1,875,000	1,498,894

				121,084,648

Tobacco Revenue: 0.14%

Railsplitter IL Tobacco Settlement Authority	5.00	6-1-2024	3,000,000	3,357,960

Transportation Revenue: 0.15%

Illinois Toll Highway Authority Series A-1	5.25	1-1-2026	3,500,000	3,612,840

Water & Sewer Revenue: 1.03%

Chicago IL Second Lien	5.00	11-1-2022	1,730,000	1,889,523

Chicago IL Second Lien	5.00	11-1-2023	1,515,000	1,648,335

Chicago IL Second Lien	5.00	11-1-2025	620,000	670,096

Chicago IL Second Lien	5.00	11-1-2026	2,000,000	2,157,080

Chicago IL Second Lien	5.00	11-1-2028	3,000,000	3,213,090

Chicago IL Second Lien	5.00	11-1-2029	1,490,000	1,592,497

Chicago IL Second Lien	5.00	11-1-2033	1,000,000	1,091,080

Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2022	1,340,000	1,439,683

Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2023	2,335,000	2,501,719

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Water & Sewer Revenue (continued)

Chicago IL Waste Water Transmission Second Lien	5.00%	1-1-2024	$2,000,000	$2,141,000

Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2027	2,670,000	2,931,553

Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2032	1,000,000	1,081,520

Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2033	1,000,000	1,079,120

Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2034	1,000,000	1,077,210

				24,513,506

				344,828,371

Indiana: 1.25%

Education Revenue: 0.05%

University of Southern Indiana Student Fee Series J (AGC Insured)	5.00	10-1-2019	1,000,000	1,022,780

Health Revenue: 0.24%

Indiana Finance Authority Parkview Health Project Prerefunded Bond	5.50	5-1-2024	30,000	30,354

Indiana Finance Authority Parkview Health Project Unrefunded Bond	5.50	5-1-2024	780,000	789,204

Indiana HFFA Ascension Health Subordinate Bond Credit Group Series A-3	1.35	11-1-2027	2,500,000	2,463,575

Knox County IN EDA Series A	5.00	4-1-2022	925,000	974,710

Knox County IN EDA Series A	5.00	4-1-2023	665,000	702,839

Knox County IN EDA Series A	5.00	4-1-2026	750,000	786,765

				5,747,447

Miscellaneous Revenue: 0.69%

Dubois IN Greater Jasper School Building Corporation First Mortgage Bond	5.00	7-15-2029	1,500,000	1,799,430

Indiana Bond Bank Special Program Series A (AGM Insured)	5.00	9-1-2022	1,545,000	1,673,899

Indiana Finance Authority Stadium Project Series A	5.25	2-1-2028	2,000,000	2,343,560

Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2027	760,000	895,637

Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2028	1,000,000	1,170,710

Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2029	735,000	855,827

Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2030	1,375,000	1,593,378

Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2031	1,000,000	1,153,970

Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2033	1,545,000	1,771,173

Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2034	2,000,000	2,283,200

Valparaiso IN Multi-Schools Building Corporation	5.00	7-15-2024	750,000	858,420

				16,399,204

Water & Sewer Revenue: 0.27%

Indiana Finance Authority First Lien Wastewater Utility Clean Water Project Series A	5.00	10-1-2030	2,315,000	2,612,246

Indiana Finance Authority First Lien Wastewater Utility Clean Water Project Series A	5.00	10-1-2031	1,035,000	1,166,124

Indiana Finance Authority Wastewater Utilities Clean Water Act Authority Project Series A	5.25	10-1-2038	2,500,000	2,680,475

				6,458,845

				29,628,276

Iowa: 0.47%

GO Revenue: 0.11%

Altoona IA Annual Appropriation Urban Renewal Refunding Bond	5.00	6-1-2027	2,310,000	2,641,300

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Industrial Development Revenue: 0.36%

Iowa Finance Authority Midwestern Disaster Area Project (Korea Development Bank LOC) ø	2.07%	4-1-2022	$8,600,000	$8,600,000

				11,241,300

Kansas: 0.41%

Health Revenue: 0.23%

Kansas Development Finance Authority Health Facilities Series F	5.00	11-15-2021	1,300,000	1,404,325

University of Kansas Hospital Authority Health System (U.S. Bank NA LOC) ø	1.71	9-1-2034	4,000,000	4,000,000

				5,404,325

Miscellaneous Revenue: 0.12%

Kansas Development Finance Authority Agro-Defense Facility Series G	5.00	4-1-2030	2,650,000	2,917,359

Tax Revenue: 0.06%

Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 144A (z)	6.86	9-1-2034	3,930,000	1,439,402

				9,761,086

Kentucky: 0.88%

Health Revenue: 0.05%

Kentucky EDFA Catholic Health Initiative Series B2 (1 Month LIBOR +0.90%) ±	2.50	2-1-2046	1,250,000	1,250,363

Transportation Revenue: 0.38%

Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (z)	4.24	7-1-2021	2,750,000	2,533,163

Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (z)	4.28	7-1-2020	1,000,000	955,490

Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (z)	4.59	7-1-2022	4,320,000	3,835,944

Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (z)	5.78	7-1-2025	1,020,000	772,732

Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (z)	6.47	7-1-2029	1,400,000	877,086

				8,974,415

Utilities Revenue: 0.45%

Kentucky Public Energy Authority Gas Supply Series B	4.00	1-1-2049	10,000,000	10,571,300

				20,796,078

Louisiana: 1.62%

Airport Revenue: 0.13%

New Orleans LA Aviation Board Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2035	2,000,000	2,257,760

New Orleans LA Aviation Board North Terminal Project Series A	5.00	1-1-2033	750,000	850,785

				3,108,545

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	19

Security name	Interest rate	Maturity date	Principal	Value

Education Revenue: 0.22%

Louisiana Public Facilities Authority Loyola University Project CAB (z)	1.91%	10-1-2028	$2,500,000	$2,228,550

Louisiana Public Facilities Authority Loyola University Project CAB (z)	2.07	10-1-2027	3,380,000	2,993,903

				5,222,453

Miscellaneous Revenue: 0.82%

Lafayette LA Communications System (AGM Insured)	5.00	11-1-2025	1,500,000	1,736,025

Louisiana Correctional Facilities Corporation (Ambac Insured)	5.00	9-1-2019	1,000,000	1,020,110

Louisiana Public Facilities Authority Archdiocese of New Orleans Project	5.00	7-1-2024	1,000,000	1,121,050

Louisiana Public Facilities Authority Archdiocese of New Orleans Project	5.00	7-1-2025	600,000	680,172

Louisiana Public Facilities Authority Archdiocese of New Orleans Project	5.00	7-1-2026	500,000	571,355

Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2026	2,000,000	2,311,620

Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2027	2,700,000	3,117,096

Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2028	2,405,000	2,771,738

Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2029	2,695,000	3,095,261

Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2030	2,700,000	3,088,557

				19,512,984

Tax Revenue: 0.25%

Jefferson LA Sales Tax District Series B (AGM Insured)	5.00	12-1-2031	1,000,000	1,165,550

Jefferson LA Sales Tax District Series B (AGM Insured)	5.00	12-1-2032	1,000,000	1,162,990

St. Bernard Parish LA Sales Tax Refunding Bond	4.00	3-1-2023	3,405,000	3,605,555

				5,934,095

Transportation Revenue: 0.15%

Greater New Orleans LA Expressway Commission Toll Subordinate Lien Bond (AGM Insured)	5.00	11-1-2031	1,000,000	1,141,830

Greater New Orleans LA Expressway Commission Toll Subordinate Lien Bond (AGM Insured)	5.00	11-1-2032	1,000,000	1,139,830

Greater New Orleans LA Expressway Commission Toll Subordinate Lien Bond (AGM Insured)	5.00	11-1-2033	1,000,000	1,136,490

				3,418,150

Water & Sewer Revenue: 0.05%

Louisiana Local Government Environmental Facilities & CDA East Baton Rouge Series A	5.00	2-1-2030	1,000,000	1,114,460

				38,310,687

Maine: 0.25%

Education Revenue: 0.25%

Maine Health and HEFAR University of New England Issue Series A	5.00	7-1-2029	1,015,000	1,169,513

Maine Health and HEFAR University of New England Issue Series A	5.00	7-1-2030	1,200,000	1,374,912

Maine Health and HEFAR University of New England Issue Series A	5.00	7-1-2032	1,415,000	1,612,166

Maine Health and HEFAR University of New England Issue Series A	5.00	7-1-2033	1,485,000	1,683,619

				5,840,210

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Maryland: 2.04%

Education Revenue: 0.14%

Maryland Economic Development Corporation Salisbury University Project	5.00%	6-1-2027	$500,000	$524,725

Westminster MD Educational Facilities McDaniel College	5.00	11-1-2026	2,450,000	2,760,366

				3,285,091

GO Revenue: 1.70%

Maryland Series B	4.00	8-1-2023	5,000,000	5,439,900

Maryland Series B	4.00	8-1-2024	15,000,000	16,525,800

Maryland Series C	5.00	8-1-2022	2,975,000	3,296,836

Prince Georges County MD Consolidated Public Improvement Bonds Series C	4.00	8-1-2027	6,000,000	6,451,500

Prince Georges County MD Consolidated Public Improvement Bonds Series C	4.00	8-1-2029	8,000,000	8,544,480

				40,258,516

Miscellaneous Revenue: 0.14%

Maryland CDA Local Government Infrastructure Bond Series A-2	2.00	6-1-2022	460,000	458,790

Prince Georges County MD Upper Marlboro Courthouse Project Series A	5.00	5-1-2028	1,215,000	1,461,803

Prince Georges County MD Upper Marlboro Courthouse Project Series A	5.00	5-1-2029	1,275,000	1,525,793

				3,446,386

Tax Revenue: 0.06%

Howard County MD Downtown Columbia Project Series A 144A	4.00	2-15-2028	500,000	504,925

Howard County MD Downtown Columbia Project Series A 144A	4.13	2-15-2034	1,000,000	981,750

				1,486,675

				48,476,668

Massachusetts: 1.62%

Education Revenue: 0.23%

Massachusetts Development Finance Agency Lasell College	5.00	7-1-2021	1,780,000	1,846,323

Massachusetts Development Finance Agency Merrimack College Series A	5.00	7-1-2021	1,035,000	1,096,169

Massachusetts Development Finance Agency Sabis International Charter Series A	6.55	4-15-2020	615,000	637,847

Massachusetts HEFA Harvard University Series A	5.00	12-15-2029	1,890,000	1,947,418

				5,527,757

GO Revenue: 0.85%

Boston MA Series A	4.00	4-1-2031	1,500,000	1,638,585

Boston MA Series A	5.00	4-1-2026	5,790,000	6,789,875

Massachusetts Consolidated Loan Series D	5.00	9-1-2028	10,000,000	11,618,200

				20,046,660

Miscellaneous Revenue: 0.54%

Massachusetts Consolidated Loan Series D	1.05	8-1-2043	10,000,000	9,847,800

Massachusetts Consolidated Loan Series I	5.00	12-1-2030	2,570,000	3,016,460

				12,864,260

				38,438,677

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	21

Security name	Interest rate	Maturity date	Principal	Value

Michigan: 2.80%

Airport Revenue: 0.07%

Wayne County MI Airport Authority Detroit Metropolitan Bond Series A	5.00%	12-1-2032	$800,000	$919,552

Wayne County MI Airport Authority Detroit Metropolitan Bond Series A	5.00	12-1-2034	600,000	688,152

				1,607,704

Education Revenue: 0.34%

Flint MI International Academy	5.38	10-1-2022	1,870,000	1,870,524

Flint MI International Academy	5.50	10-1-2027	1,985,000	1,984,901

Michigan Finance Authority Limited Obligation Public School Academy Cesar Chavez Academy Project	5.00	2-1-2022	1,600,000	1,612,800

Western Michigan University Board of Trustees	5.25	11-15-2027	600,000	677,202

Western Michigan University Board of Trustees	5.25	11-15-2029	1,000,000	1,126,710

Western Michigan University Board of Trustees (AGM Insured)	5.25	11-15-2033	750,000	845,400

				8,117,537

GO Revenue: 0.51%

Eaton Rapids MI Public Schools (Qualified School Board Loan Fund Insured)	5.00	5-1-2022	1,785,000	1,954,111

Hazel Park MI School District (AGM/Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,160,000	1,208,766

Kent County MI	5.00	1-1-2025	1,000,000	1,000,000

Kent County MI Limited Tax Capital Improvement Bond	5.00	6-1-2030	1,040,000	1,211,818

Pinckney MI Community School District (Qualified School Board Loan Fund Insured)	5.00	5-1-2025	2,040,000	2,298,284

Pinckney MI Community School District (Qualified School Board Loan Fund Insured)	5.00	5-1-2026	2,505,000	2,810,184

Southfield MI 2015 Street Improvement	4.00	5-1-2025	1,490,000	1,627,318

				12,110,481

Health Revenue: 0.33%

Michigan Finance Authority Sparrow Obligated Group	5.00	11-15-2023	400,000	441,600

Michigan Finance Authority Sparrow Obligated Group	5.00	11-15-2026	800,000	877,592

Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series F-2	1.90	11-15-2047	6,570,000	6,516,980

				7,836,172

Miscellaneous Revenue: 0.43%

Macomb MI Interceptor Drainage	5.00	5-1-2024	1,750,000	1,819,808

Macomb MI Interceptor Drainage	5.00	5-1-2025	1,750,000	1,819,808

Macomb MI Interceptor Drainage	5.00	5-1-2026	1,930,000	2,006,988

Michigan Strategic Fund Limited Obligation Cadillac Place Office Building Project	5.25	10-15-2025	4,165,000	4,529,562

				10,176,166

Tax Revenue: 0.13%

Michigan Finance Authority Local Government Loan Program Series F	4.00	10-1-2024	3,000,000	3,158,730

Water & Sewer Revenue: 0.99%

Great Lakes MI Water Authority Sewage Disposal System Series C	5.00	7-1-2030	3,350,000	3,832,936

Michigan Finance Authority Local Government Loan Program Series D (National Insured)	5.00	7-1-2025	1,000,000	1,125,960

Michigan Finance Authority Local Government Loan Program Series D	5.00	7-1-2030	12,000,000	13,265,040

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Water & Sewer Revenue (continued)

Michigan Finance Authority Local Government Loan Program Series D (AGM Insured)	5.00%	7-1-2035	$2,750,000	$3,029,620

Michigan Finance Authority Local Government Loan Program Series D (AGM Insured)	5.00	7-1-2037	2,000,000	2,195,920

				23,449,476

				66,456,266

Minnesota: 0.12%

Miscellaneous Revenue: 0.12%

Minneapolis & St. Paul MN Housing & RDA Children’s Hospital Clinics Series A (AGM Insured, U.S. Bank NA SPA)	1.65	8-15-2037	2,725,000	2,725,000

Mississippi: 1.61%

GO Revenue: 0.04%

Mississippi Development Bank Special Obligation Jackson Public School District Project Series A	5.00	4-1-2020	1,000,000	1,036,410

Industrial Development Revenue: 0.93%

Mississippi Business Finance Commission Gulf Opportunity Zone Chevron USA Incorporated Project Series A ø	1.67	12-1-2030	22,000,000	22,000,000

Miscellaneous Revenue: 0.46%

Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (AGM Insured)	5.00	9-1-2030	10,000,000	10,785,400

Water & Sewer Revenue: 0.18%

Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project (AGM Insured)	6.00	12-1-2023	1,145,000	1,320,517

West Rankin MS Utility Authority Series 2018 (AGM Insured)	5.00	1-1-2026	525,000	602,049

West Rankin MS Utility Authority Series 2018 (AGM Insured)	5.00	1-1-2027	435,000	497,275

West Rankin MS Utility Authority Series 2018 (AGM Insured)	5.00	1-1-2034	750,000	840,908

West Rankin MS Utility Authority Series 2018 (AGM Insured)	5.00	1-1-2035	1,000,000	1,118,870

				4,379,619

				38,201,429

Missouri: 0.44%

Airport Revenue: 0.02%

St. Louis MO Lambert St. Louis International Airport Series A-1	6.00	7-1-2019	415,000	423,333

Education Revenue: 0.10%

Missouri HEFA Webster University Project	5.00	4-1-2027	2,155,000	2,432,370

GO Revenue: 0.06%

Belton MO School District #124 Missouri Direct Deposit Program Project	5.00	3-1-2026	750,000	884,603

Belton MO School District #124 Missouri Direct Deposit Program Project	5.50	3-1-2029	400,000	492,060

				1,376,663

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	23

Security name	Interest rate	Maturity date	Principal	Value

Miscellaneous Revenue: 0.26%

Kansas City MO Municipal Assistance Corporation CAB Series B-1 (Ambac Insured) (z)	3.19%	4-15-2022	$3,640,000	$3,342,903

Poplar Bluff MO School District (AGM Insured)	5.00	3-1-2032	1,500,000	1,672,770

Poplar Bluff MO School District (AGM Insured)	5.00	3-1-2034	1,000,000	1,110,080

				6,125,753

Tax Revenue: 0.00%

Manchester MO Highway 141 Manchester Road Project	6.00	11-1-2025	115,000	113,975

				10,472,094

Nebraska: 0.22%

Health Revenue: 0.05%

Lincoln County NE Hospital Authority Great Plains Regional Medical Center	5.00	11-1-2024	1,000,000	1,071,770

Utilities Revenue: 0.17%

Municipal Energy Agency of Nebraska Series A (BHAC Insured)	5.00	4-1-2019	500,000	503,980

Nebraska Central Plains Energy Gas Project #3	5.00	9-1-2027	1,290,000	1,378,313

Nebraska Central Plains Energy Gas Project #4	5.00	3-1-2050	2,000,000	2,180,320

				4,062,613

				5,134,383

Nevada: 1.57%

Airport Revenue: 0.36%

Clark County NV Airport Series C (AGM Insured)	5.00	7-1-2023	5,600,000	5,682,264

Clark County NV Airport Series D	5.00	7-1-2024	2,750,000	2,828,073

				8,510,337

GO Revenue: 1.12%

Clark County NV Refunding Bond	5.00	6-1-2030	3,905,000	4,612,117

Clark County NV Refunding Bond Series B	5.00	11-1-2028	5,000,000	5,895,200

Clark County NV Stadium Improvement Bond Series A	5.00	6-1-2032	1,615,000	1,917,409

Clark County NV Water Reclamation District	5.00	7-1-2027	4,155,000	4,828,193

Clark County NV Water Reclamation District Series A	5.25	7-1-2038	2,880,000	2,930,256

Las Vegas NV Series A	5.00	5-1-2031	1,985,000	2,239,477

Las Vegas NV Valley Water District Series A	4.00	6-1-2028	1,665,000	1,811,037

Las Vegas NV Valley Water District Series B	5.00	6-1-2030	1,945,000	2,266,333

				26,500,022

Miscellaneous Revenue: 0.09%

Las Vegas NV Special Improvement District #607	4.00	6-1-2019	645,000	647,619

Las Vegas NV Special Improvement District #607	4.00	6-1-2020	540,000	547,171

Las Vegas NV Special Improvement District #607	4.00	6-1-2021	700,000	713,209

Las Vegas NV Special Improvement District #607	4.25	6-1-2024	200,000	203,282

				2,111,281

				37,121,640

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New Hampshire: 0.04%

Housing Revenue: 0.04%

New Hampshire HFA Single Family Mortgage Acquisition Series E & F	4.80%	7-1-2028	$950,000	$954,427

New Jersey: 3.76%

Airport Revenue: 0.20%

South Jersey NJ Port Corporation Marine Terminal Refunding Bond Series S	5.00	1-1-2028	2,130,000	2,389,839

South Jersey NJ Port Corporation Marine Terminal Refunding Bond Series S	5.00	1-1-2029	2,200,000	2,456,630

				4,846,469

Education Revenue: 0.42%

New Jersey HEFAR Student Assistance Authority Series A	5.00	6-1-2019	9,860,000	9,973,291

GO Revenue: 0.50%

Montclair NJ School Refunding Bond Series B	4.00	3-1-2026	500,000	560,020

Trenton City NJ (Build America Mutual Assurance Company Insured)	5.00	12-1-2022	1,630,000	1,784,084

Trenton City NJ (Build America Mutual Assurance Company Insured)	5.00	12-1-2024	1,775,000	1,999,733

Trenton City NJ (Build America Mutual Assurance Company Insured)	5.00	12-1-2025	1,860,000	2,117,963

Trenton City NJ (Build America Mutual Assurance Company Insured)	5.00	12-1-2026	1,000,000	1,159,820

Union County NJ General Improvement Bond	3.00	3-1-2026	4,165,000	4,304,902

				11,926,522

Miscellaneous Revenue: 2.08%

Essex County NJ Import Authority Series A	6.00	11-1-2025	5,000,000	5,240,900

New Jersey EDA Motor Vehicle Surcharges Prerefunded Bond Series A (National Insured)	5.25	7-1-2026	540,000	651,980

New Jersey EDA Motor Vehicle Surcharges Series A	3.13	7-1-2029	1,000,000	1,000,070

New Jersey EDA Motor Vehicle Surcharges Series A	5.00	7-1-2033	2,500,000	2,693,475

New Jersey EDA Motor Vehicle Surcharges Unrefunded Bond Series A (National Insured)	5.25	7-1-2026	2,320,000	2,664,659

New Jersey EDA School Facilities Construction Refunding Bond Series NN	5.00	3-1-2021	4,315,000	4,532,994

New Jersey EDA School Facilities Construction Refunding Bond Series NN	5.00	3-1-2023	3,000,000	3,253,740

New Jersey EDA School Facilities Construction Refunding Bond Series NN	5.00	3-1-2026	9,830,000	10,549,458

New Jersey EDA Series XX	5.00	6-15-2022	5,020,000	5,394,392

New Jersey Educational Facilities Authority	5.00	6-15-2026	3,015,000	3,282,822

New Jersey Sports & Exposition Authority (National Insured)	5.50	3-1-2022	1,755,000	1,945,628

New Jersey TTFA Series A	5.00	6-15-2020	4,000,000	4,150,200

New Jersey TTFA Series A	5.25	6-15-2024	1,695,000	1,795,530

New Jersey TTFA Series A	5.25	6-15-2025	2,000,000	2,115,220

				49,271,068

Tobacco Revenue: 0.11%

New Jersey EDA Cigarette Tax Refunding Bond	5.00	6-15-2021	2,500,000	2,646,375

Transportation Revenue: 0.45%

New Jersey TTFA Series A	5.25	12-15-2020	1,305,000	1,376,188

New Jersey TTFA Series C	5.25	6-15-2032	2,500,000	2,703,825

New Jersey TTFA Unrefunded Balance Bond (National Insured)	5.25	12-15-2021	6,000,000	6,469,920

				10,549,933

				89,213,658

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	25

Security name	Interest rate	Maturity date	Principal	Value

New Mexico: 0.71%

GO Revenue: 0.14%

Albuquerque, Bernalillo & Sandoval Counties NM Municipal School District #12	5.00%	8-1-2025	$400,000	$469,036

Albuquerque, Bernalillo & Sandoval Counties NM Municipal School District #12	5.00	8-1-2026	1,205,000	1,431,889

Albuquerque, Bernalillo & Sandoval Counties NM Municipal School District #12	5.00	8-1-2034	1,150,000	1,360,174

				3,261,099

Housing Revenue: 0.04%

New Mexico Mortgage Finance Authority SFMR Class I Series A (GNMA/FNMA/FHLMC Insured)	4.63	9-1-2025	795,000	806,058

New Mexico Mortgage Finance Authority SFMR Class I Series B (GNMA/FNMA/FHLMC Insured)	5.00	3-1-2028	285,000	295,331

				1,101,389

Miscellaneous Revenue: 0.48%

Clayton NM Jail Project Improvement & Refunding Bond (National Insured)	5.00	11-1-2028	9,265,000	10,316,300

Clayton NM Jail Project Improvement & Refunding Bond (National Insured)	5.00	11-1-2029	1,000,000	1,108,930

				11,425,230

Water & Sewer Revenue: 0.05%

Albuquerque & Bernalillo Counties NM Water Utility Authority Series B	5.00	7-1-2024	1,000,000	1,146,390

				16,934,108

New York: 9.51%

Airport Revenue: 0.13%

Port Authority New York & New Jersey Special Obligation	5.00	12-1-2020	3,070,000	3,200,045

Education Revenue: 0.79%

Dutchess County NY Local Development Corporation The Culinary Institute of America Project Series A-1	5.00	7-1-2027	335,000	380,393

Dutchess County NY Local Development Corporation The Culinary Institute of America Project Series A-1	5.00	7-1-2030	365,000	408,986

Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A	5.89	2-1-2032	2,745,000	2,566,740

Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A	6.24	2-1-2047	1,750,000	1,585,430

Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A	7.65	2-1-2044	2,720,000	2,780,194

Monroe County NY Industrial Development Monroe Community College Project Series A (AGM Insured)	5.00	1-15-2022	790,000	853,595

Monroe County NY Industrial Development Monroe Community College Project Series A (AGM Insured)	5.00	1-15-2023	645,000	710,403

Monroe County NY Industrial Development Monroe Community College Project Series A (AGM Insured)	5.00	1-15-2024	905,000	1,014,559

Monroe County NY Industrial Development St. John Fisher College Project Series A	5.00	6-1-2020	2,125,000	2,215,653

New York Dormitory Authority Mount Sinai School of Medicine	5.50	7-1-2022	2,000,000	2,036,960

Niagara NY Area Development Corporation	5.00	5-1-2020	1,160,000	1,204,405

Niagara NY Area Development Corporation	5.00	5-1-2022	1,350,000	1,469,259

Troy NY Capital Resource Corporation Rensselaer Polytechnic Series B	5.00	9-1-2020	1,430,000	1,499,226

				18,725,803

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

GO Revenue: 1.29%

Hempstead Town Nassau County NY Public Improvement Series A	4.00%	6-15-2028	$5,000,000	$5,481,900

Nassau County NY	5.00	10-1-2024	7,965,000	9,101,924

New York NY Series B	5.00	12-1-2032	2,000,000	2,314,860

New York NY Series C	5.00	8-1-2031	5,000,000	5,652,500

New York NY Series I (State Street Bank & Trust Company SPA) ø	1.73	4-1-2036	5,860,000	5,860,000

Suffolk NY Public Improvement Serial Bond Series A (AGM Insured)	3.00	6-1-2019	1,180,000	1,185,806

Yonkers NY Series A (AGM Insured)	5.00	10-1-2024	1,000,000	1,086,690

				30,683,680

Miscellaneous Revenue: 0.54%

New York Dormitory Authority Non State Supported Debt Prerefunded Bond	4.00	7-1-2019	70,000	70,000

New York Dormitory Authority Non State Supported Debt Unrefunded Bond	4.00	7-1-2019	670,000	677,156

New York Dormitory Authority Series D	5.00	10-1-2031	2,005,000	2,351,745

New York Dormitory Authority State University Educational Facilities Series A	5.50	5-15-2019	1,235,000	1,252,414

New York NY Transitional Finance Authority Building Aid Bond Series S-1	5.00	7-15-2032	2,500,000	2,906,650

New York NY Trust for Cultural Resources Series A-1	5.00	7-1-2031	2,475,000	2,606,522

New York Urban Development Corporation Series D (AGC Insured)	5.50	1-1-2019	3,000,000	3,000,000

				12,864,487

Tax Revenue: 2.89%

New York Convention Center Development Corporation	5.00	11-15-2028	8,000,000	9,243,600

New York Dormitory Authority Series A	5.00	3-15-2028	5,000,000	5,747,700

New York Dormitory Authority Series A	5.00	2-15-2031	3,000,000	3,474,300

New York Dormitory Authority Series B (Ambac Insured)	5.50	3-15-2025	3,885,000	4,621,635

New York Dormitory Authority Series E	5.00	3-15-2035	15,000,000	17,590,800

New York Metropolitan Transportation Authority Dedicated Tax Fund Series A	5.00	11-15-2024	6,010,000	6,670,439

New York NY Transitional Finance Authority Prerefunded Balance Bond Series A	5.00	5-1-2023	2,875,000	2,906,740

New York NY Transitional Finance Authority Series B	5.00	8-1-2027	1,115,000	1,269,851

New York NY Transitional Finance Authority Series C	5.00	11-1-2027	5,000,000	5,771,500

New York NY Transitional Finance Authority Subordinate Bond Series B-1	5.00	11-1-2028	1,000,000	1,160,760

New York Urban Development Corporation Personal Income Tax Series A	5.00	3-15-2031	3,815,000	4,291,112

New York Urban Development Corporation Personal income Tax Series A	5.00	3-15-2032	5,000,000	5,716,050

				68,464,487

Tobacco Revenue: 0.04%

Suffolk NY Tobacco Asset Securitization Corporation Tobacco Settlement Series B	4.00	6-1-2022	420,000	434,755

Suffolk NY Tobacco Asset Securitization Corporation Tobacco Settlement Series B	5.00	6-1-2023	500,000	533,185

				967,940

Transportation Revenue: 2.67%

New York Metropolitan Transportation Authority Series A	5.00	11-15-2030	4,010,000	4,317,326

New York Metropolitan Transportation Authority Series C	5.25	11-15-2028	5,000,000	5,760,250

New York Metropolitan Transportation Authority Series C	5.25	11-15-2029	11,100,000	12,728,037

New York Metropolitan Transportation Authority Series C	5.25	11-15-2030	8,350,000	9,518,833

New York Metropolitan Transportation Authority Series C	5.25	11-15-2031	4,500,000	5,112,000

New York Metropolitan Transportation Authority Series D	5.00	11-15-2027	2,000,000	2,263,960

New York Metropolitan Transportation Authority Series F	5.00	11-15-2025	2,490,000	2,871,966

New York Metropolitan Transportation Authority Series F	5.00	11-15-2028	2,450,000	2,654,575

Triborough NY MTA Bridges & Tunnels Authority Series B	5.00	11-15-2030	6,000,000	7,441,260

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	27

Security name	Interest rate	Maturity date	Principal	Value

Transportation Revenue (continued)

Triborough NY MTA Bridges & Tunnels Authority Series C	5.00%	11-15-2034	$4,000,000	$4,746,360

Triborough NY MTA Bridges & Tunnels Authority Series C	5.00	11-15-2035	5,000,000	5,899,900

				63,314,467

Utilities Revenue: 0.80%

Long Island NY Power Authority Electric System Series C (1 Month LIBOR +0.75%) ±	2.39	5-1-2033	10,000,000	9,995,500

New York Utility Debt Securitization Authority	5.00	12-15-2032	1,250,000	1,397,100

New York Utility Debt Securitization Authority	5.00	12-15-2033	6,575,000	7,531,860

				18,924,460

Water & Sewer Revenue: 0.36%

Nassau NY Water Authority Series A	5.00	4-1-2027	350,000	401,373

Nassau NY Water Authority Series A	5.00	4-1-2028	300,000	342,729

Nassau NY Water Authority Series B	5.00	4-1-2024	400,000	455,600

Nassau NY Water Authority Series B	5.00	4-1-2026	755,000	869,126

New York NY Municipal Water Finance Authority Series GG	5.00	6-15-2029	1,645,000	1,899,153

New York NY Municipal Water Finance Authority Series HH	5.00	6-15-2037	4,000,000	4,485,840

				8,453,821

				225,599,190

North Carolina: 0.52%

Airport Revenue: 0.34%

Raleigh Durham NC Airport Series C (TD Bank NA LOC) ø	1.69	5-1-2036	8,120,000	8,120,000

Health Revenue: 0.06%

New Hanover County NC Regional Medical Center	5.00	10-1-2022	250,000	275,588

New Hanover County NC Regional Medical Center	5.00	10-1-2023	1,000,000	1,122,580

				1,398,168

Miscellaneous Revenue: 0.12%

North Carolina Grant Anticipation Vehicle Bond	5.00	3-1-2029	2,470,000	2,809,897

Onslow County NC Limited Obligation Series A	4.00	6-1-2022	90,000	95,813

				2,905,710

				12,423,878

North Dakota: 0.01%

Housing Revenue: 0.01%

North Dakota Housing Finance Agency Series D	4.50	1-1-2029	170,000	171,044

Ohio: 1.74%

Education Revenue: 0.04%

Summit County OH Port Authority University of Akron Student Housing Project	5.25	1-1-2024	685,000	729,703

Summit County OH Port Authority University of Akron Student Housing Project	5.25	1-1-2024	315,000	332,949

				1,062,652

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

GO Revenue: 0.09%

Columbus OH Various Purposes Series 2	5.00%	7-1-2026	$1,775,000	$2,111,256

Miscellaneous Revenue: 0.64%

Cincinnati OH City School District Improvement Project Certificate of Participation	5.00	12-15-2024	4,815,000	5,536,913

Cincinnati OH City School District Improvement Project Certificate of Participation	5.00	12-15-2025	2,095,000	2,387,839

Clermont County OH Port Authority West Clermont Local School District Project (Build America Mutual Assurance Company Insured)	5.00	12-1-2025	500,000	577,160

Clermont County OH Port Authority West Clermont Local School District Project (Build America Mutual Assurance Company Insured)	5.00	12-1-2026	600,000	689,316

Clermont County OH Port Authority West Clermont Local School District Project (Build America Mutual Assurance Company Insured)	5.00	12-1-2028	1,250,000	1,435,213

JobsOhio Beverage System Statewide Liquor Profits Senior Lien Series A	5.00	1-1-2022	2,500,000	2,721,500

Ohio Building Authority Series A	5.00	10-1-2024	1,000,000	1,074,420

RiverSouth OH Lazarus Building Redevelopment Series A	5.75	12-1-2027	835,000	836,670

				15,259,031

Tax Revenue: 0.12%

Cleveland OH Subordinate Lien Income Tax Refunding Bond Series B-1	5.00	10-1-2030	2,500,000	2,936,225

Transportation Revenue: 0.05%

Ohio Turnpike Commission Junior Lien Infrastructure Projects Series A-1	5.25	2-15-2029	1,000,000	1,111,880

Utilities Revenue: 0.03%

Cleveland OH Public Power System Refunding Bond (AGM Insured)	5.00	11-15-2033	625,000	721,975

Water & Sewer Revenue: 0.77%

Ohio Water Development Authority Fresh Water	5.00	6-1-2028	14,000,000	16,964,360

Ohio Water Development Authority Pollution Control Series A	5.00	12-1-2031	1,000,000	1,180,250

				18,144,610

				41,347,629

Oklahoma: 2.77%

Airport Revenue: 0.31%

Tulsa OK Airports Improvement Trust Series D (Build America Mutual Assurance Company Insured)	5.00	6-1-2019	1,500,000	1,517,985

Tulsa OK Airports Improvement Trust Series D (Build America Mutual Assurance Company Insured)	5.00	6-1-2021	1,185,000	1,231,334

Tulsa OK Airports Improvement Trust Series D (Build America Mutual Assurance Company Insured)	5.00	6-1-2022	520,000	540,036

Tulsa OK Airports Improvement Trust Series D (Build America Mutual Assurance Company Insured)	5.00	6-1-2025	1,200,000	1,245,900

Tulsa OK Airports Improvement Trust Series D (Build America Mutual Assurance Company Insured)	5.00	6-1-2026	1,250,000	1,297,813

Tulsa OK Airports Improvement Trust Series D (Build America Mutual Assurance Company Insured)	5.00	6-1-2027	1,000,000	1,038,250

Tulsa OK Airports Improvement Trust Series D (Build America Mutual Assurance Company Insured)	5.00	6-1-2028	500,000	519,125

				7,390,443

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	29

Security name	Interest rate	Maturity date	Principal	Value

Health Revenue: 0.07%

Oklahoma Development Finance Authority Health System Revenue Oklahoma University Medicine Project Series B	5.00%	8-15-2025	$600,000	$673,428

Oklahoma Development Finance Authority Health System Revenue Oklahoma University Medicine Project Series B	5.00	8-15-2027	900,000	1,027,683

				1,701,111

Miscellaneous Revenue: 2.00%

Cache OK Educational Facilities Authority Cache Public Schools Project Series A	5.00	9-1-2024	2,905,000	3,300,835

Cache OK Educational Facilities Authority Cache Public Schools Project Series A	5.00	9-1-2025	3,055,000	3,522,904

Canadian County OK Education Facilities Authority Mustang Public Schools Project	4.00	9-1-2025	1,110,000	1,212,264

Canadian County OK Education Facilities Authority Mustang Public Schools Project	5.00	9-1-2027	2,000,000	2,322,360

Canadian County OK Education Facilities Authority Mustang Public Schools Project	5.00	9-1-2028	2,180,000	2,513,431

Carter County OK Public Facilities Authority Educational Facilities Plainview Public School Project	5.00	12-1-2026	1,000,000	1,169,030

Carter County OK Public Facilities Authority Educational Facilities Plainview Public School Project	5.00	12-1-2027	1,000,000	1,158,970

Carter County OK Public Facilities Authority Educational Facilities Plainview Public School Project	5.00	12-1-2028	1,285,000	1,476,465

Cleveland County OK Educational Facilities Authority Noble Public Schools Project	5.00	9-1-2027	700,000	820,624

Cleveland County OK Educational Facilities Authority Noble Public Schools Project	5.00	9-1-2028	400,000	465,912

Cleveland County OK Educational Facilities Authority Noble Public Schools Project	5.00	9-1-2029	250,000	289,738

Cleveland County OK Educational Facilities Authority Noble Public Schools Project	5.00	9-1-2030	625,000	720,725

Cleveland County OK Educational Facilities Authority Noble Public Schools Project	5.00	9-1-2031	675,000	774,495

Comanche County OK Educational Facilities Authority Elgin Public Schools Project Series A	5.00	12-1-2032	1,600,000	1,823,040

Creek County OK Educational Facilities Sapulpa Public Schools Project	5.00	9-1-2023	3,000,000	3,360,210

Cushing OK Educational Facilities Authority	5.00	9-1-2022	2,210,000	2,427,287

Dewey County OK Educational Facilities Authority Seiling Public Schools Project	5.00	9-1-2026	1,230,000	1,426,406

Dewey County OK Educational Facilities Authority Seiling Public Schools Project	5.00	9-1-2027	1,240,000	1,425,033

Garvin County OK Educational Facilities Authority Lindsay Public Schools Project	5.00	9-1-2019	860,000	877,467

Garvin County OK Educational Facilities Authority Lindsay Public Schools Project	5.00	9-1-2020	455,000	474,742

Garvin County OK Educational Facilities Authority Lindsay Public Schools Project	5.00	9-1-2026	1,000,000	1,139,330

Garvin County OK Educational Facilities Authority Lindsay Public Schools Project	5.00	9-1-2027	1,245,000	1,416,835

Grady County OK Educational Facilities Tuttle Public Schools Project	5.00	9-1-2023	1,000,000	1,121,010

Grady County OK Educational Facilities Tuttle Public Schools Project	5.00	9-1-2024	1,075,000	1,223,920

Grady County OK Educational Facilities Tuttle Public Schools Project	5.00	9-1-2025	500,000	577,575

Grady County OK Educational Facilities Tuttle Public Schools Project	5.00	9-1-2028	1,160,000	1,333,049

Muskogee OK Industrial Trust Educational Facilities	5.00	9-1-2020	1,250,000	1,300,075

Muskogee OK Industrial Trust Educational Facilities	5.00	9-1-2021	1,000,000	1,060,490

Muskogee OK Industrial Trust Educational Facilities	5.00	9-1-2022	1,000,000	1,078,540

Oklahoma Development Finance Authority	4.00	6-1-2023	1,270,000	1,362,266

Oklahoma Development Finance Authority	5.00	6-1-2023	1,230,000	1,377,846

Oklahoma Development Finance Authority Higher Education Master Real Property Series B	4.00	6-1-2024	1,270,000	1,373,861

Tulsa County OK Industrial Authority Educational Facilities Glenpool Public Schools Project Series A	5.00	9-1-2025	1,280,000	1,481,997

				47,408,732

Tax Revenue: 0.19%

Oklahoma City OK Public Property Authority	5.00	10-1-2026	1,495,000	1,729,610

Oklahoma City OK Public Property Authority	5.00	10-1-2027	1,140,000	1,317,361

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Tax Revenue (continued)

Oklahoma City OK Public Property Authority	5.00%	10-1-2028	$1,265,000	$1,459,266

				4,506,237

Utilities Revenue: 0.16%

Claremore OK Public Works Authority	4.00	6-1-2022	2,595,000	2,746,782

Claremore OK Public Works Authority	4.00	6-1-2023	1,010,000	1,066,681

				3,813,463

Water & Sewer Revenue: 0.04%

McGee Creek OK Authority (National Insured)	6.00	1-1-2023	920,000	983,820

				65,803,806

Oregon: 0.70%

GO Revenue: 0.58%

Benton & Linn Counties OR Corvallis School District Series B (AGM Insured)	5.00	6-15-2031	5,110,000	6,122,138

Washington & Multnomah Counties OR Beaverton School District Series D (AGM Insured)	5.00	6-15-2035	1,500,000	1,736,985

Washington County OR Full Faith & Credit Obligations Series B	5.00	3-1-2022	5,345,000	5,856,089

				13,715,212

Health Revenue: 0.12%

Medford OR Hospital Facilities Authority	5.00	10-1-2020	1,155,000	1,211,029

Oregon Facilities Authority Samaritan Health Services Project Series A	5.00	10-1-2026	1,500,000	1,727,130

				2,938,159

				16,653,371

Pennsylvania: 9.76%

Education Revenue: 1.58%

Adams County PA IDA Gettysburg College Project	5.00	8-15-2024	1,500,000	1,568,025

Adams County PA IDA Gettysburg College Project	5.00	8-15-2025	1,500,000	1,567,290

Chester County PA IDA Collegium Charter School Project Series A	5.00	10-15-2027	1,500,000	1,562,865

Lycoming County PA Authority Pennsylvania College of Technology	5.50	7-1-2026	4,000,000	4,323,760

Northampton County PA General Purpose Authority College Refunding Bond	5.00	11-1-2027	1,000,000	1,200,410

Northeastern Pennsylvania Hospital & Education Authority Series A	5.00	3-1-2026	885,000	975,474

Northeastern Pennsylvania Hospital & Education Authority Series A	5.00	3-1-2028	660,000	719,143

Pennsylvania HEFAR Series AQ	5.00	6-15-2023	6,090,000	6,820,008

Pennsylvania HEFAR Series AR	5.00	6-15-2025	1,000,000	1,153,850

Pennsylvania HEFAR Series AS	5.00	6-15-2025	1,575,000	1,817,314

Pennsylvania HEFAR Series AS	5.00	6-15-2027	2,190,000	2,537,444

Pennsylvania HEFAR Series LL1	5.00	11-1-2019	880,000	889,337

Pennsylvania HEFAR Series LL1	5.00	11-1-2020	590,000	601,835

Pennsylvania HEFAR Series LL1	5.00	11-1-2022	1,310,000	1,349,431

Pennsylvania Public School Building Authority	5.00	5-1-2023	2,185,000	2,438,089

Pennsylvania Public School Building Authority	5.00	6-15-2025	2,265,000	2,582,961

Philadelphia PA IDA	5.88	6-15-2022	950,000	988,295

Philadelphia PA IDA	6.13	6-15-2023	930,000	984,926

Philadelphia PA IDA	7.00	5-1-2026	740,000	783,416

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	31

Security name	Interest rate	Maturity date	Principal	Value

Education Revenue (continued)

Philadelphia PA IDA Master Charter School Aid	5.00%	8-1-2020	$220,000	$226,459

Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project	6.25	5-1-2021	185,000	192,272

Philadelphia PA Public School Building Authority (Build America Mutual Assurance Company Insured)	5.00	6-15-2026	2,000,000	2,282,040

				37,564,644

GO Revenue: 3.76%

Allegheny County PA Moon Area School District Series A	5.00	11-15-2024	3,400,000	3,839,280

Allegheny County PA Series 72	5.25	12-1-2033	4,000,000	4,489,600

Central Dauphin PA School District	5.00	2-1-2029	825,000	959,756

Central Dauphin PA School District	5.00	2-1-2030	1,110,000	1,284,692

Central Greene PA School District Series B (Build America Mutual Assurance Company Insured)	5.00	2-15-2019	865,000	868,252

Johnstown PA School District (AGM Insured)	5.00	8-1-2024	2,730,000	2,913,401

Norristown PA Area School District Montgomery County Series 2018 (Build America Mutual Assurance Company Insured)	5.00	9-1-2035	2,035,000	2,290,881

Pennsylvania Hills PA School District (Build America Mutual Assurance Company Insured)	4.00	10-1-2021	1,460,000	1,541,979

Pennsylvania Series 2	5.00	4-15-2023	2,000,000	2,018,800

Philadelphia PA (AGM Insured)	5.00	8-1-2025	7,000,000	8,064,420

Philadelphia PA School District Refunding Bond Series C	5.00	9-1-2021	2,200,000	2,358,312

Philadelphia PA School District Refunding Bond Series D	5.00	9-1-2022	3,750,000	4,095,150

Philadelphia PA School District Refunding Bond Series E	5.25	9-1-2021	1,490,000	1,559,449

Philadelphia PA School District Refunding Bond Series F	5.00	9-1-2028	5,000,000	5,676,050

Philadelphia PA School District Refunding Bond Series F	5.00	9-1-2029	5,000,000	5,657,800

Philadelphia PA School District Refunding Bond Series F	5.00	9-1-2031	1,240,000	1,389,643

Philadelphia PA School District Refunding Bond Series F	5.00	9-1-2032	1,000,000	1,118,520

Philadelphia PA Series A	5.00	8-1-2024	1,000,000	1,131,610

Philadelphia PA Series A	5.00	7-15-2026	3,000,000	3,330,120

Philadelphia PA Series A	5.00	8-1-2027	1,500,000	1,745,085

Philadelphia PA Series A	5.00	8-1-2033	2,000,000	2,244,220

Philadelphia PA Series A	5.25	7-15-2028	2,590,000	2,897,563

Philadelphia PA Series A	5.25	7-15-2029	4,410,000	4,924,868

Philadelphia PA Series A	5.25	7-15-2032	4,380,000	4,863,114

Pittsburgh PA Moon Area School District Series A	5.00	11-15-2029	1,000,000	1,112,510

Pittsburgh PA Series A	4.00	9-1-2022	1,000,000	1,060,790

Pittsburgh PA Series A	5.00	9-1-2022	2,060,000	2,257,204

Pittsburgh PA Series A	5.00	9-1-2023	3,810,000	4,187,419

Reading Berks PA Series A (Build America Mutual Assurance Company Insured)	5.00	11-1-2026	1,000,000	1,146,830

Reading PA School District	5.00	4-1-2021	3,120,000	3,296,810

Reading PA School District (AGM Insured)	5.00	3-1-2037	2,000,000	2,246,000

Reading PA School District (AGM Insured)	5.00	3-1-2038	1,735,000	1,941,812

Scranton Lackawanna County PA School District Bond Series A (Build America Mutual Assurance Company Insured)	5.00	6-1-2037	500,000	553,760

				89,065,700

Health Revenue: 0.74%

Allegheny County PA Hospital Development Authority Series B (National Insured)	6.00	7-1-2025	2,605,000	3,151,920

Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (SIFMA Municipal Swap +1.50%) ±	3.21	11-1-2039	10,000,000	10,152,400

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Health Revenue (continued)

Cumberland County PA Diakon Lutheran Social Ministries Project	5.00%	1-1-2025	$1,340,000	$1,467,555

Cumberland County PA Diakon Lutheran Social Ministries Project	5.00	1-1-2026	1,370,000	1,492,615

Cumberland County PA Diakon Lutheran Social Ministries Project	5.00	1-1-2027	1,225,000	1,330,485

				17,594,975

Miscellaneous Revenue: 2.13%

Delaware County PA Vocational & Technical School Authority (Build America Mutual Assurance Company Insured)	5.25	11-1-2033	2,000,000	2,214,040

Pennsylvania Certificate of Participation Municipal Real Estate Payment Series A	5.00	7-1-2028	400,000	462,104

Pennsylvania Certificate of Participation Municipal Real Estate Payment Series A	5.00	7-1-2029	300,000	345,294

Pennsylvania Certificate of Participation Municipal Real Estate Payment Series A	5.00	7-1-2030	375,000	429,064

Pennsylvania Certificate of Participation Retained Basic Lease Payment (AGM Insured)	5.00	11-1-2022	3,015,000	3,306,912

Pennsylvania Certificate of Participation Retained Basic Lease Payment (AGM Insured)	5.00	11-1-2023	1,900,000	2,122,946

Pennsylvania Certificate of Participation Retained Basic Lease Payment (AGM Insured)	5.00	11-1-2024	1,660,000	1,884,664

Pennsylvania Public School Building Authority (Build America Mutual Assurance Company Insured)	4.00	5-15-2021	500,000	522,285

Pennsylvania Public School Building Authority (Build America Mutual Assurance Company Insured)	4.00	5-15-2022	1,000,000	1,043,860

Pennsylvania Public School Building Authority	5.00	4-1-2020	5,600,000	5,793,368

Pennsylvania Public School Building Authority	5.00	4-1-2029	1,000,000	1,056,270

Pennsylvania Public School Building Authority Chester Upland School District Project Series B	5.25	9-15-2030	2,000,000	2,268,480

Pennsylvania Public School Building Authority City of Harrisburg Project Series A (AGM Insured)	5.00	12-1-2028	3,500,000	4,034,870

Pennsylvania Public School Building Authority City of Harrisburg Project Series A (AGM Insured)	5.00	12-1-2033	4,425,000	5,004,100

Pennsylvania Public School Building Authority Philadelphia School District Project	5.00	4-1-2024	2,000,000	2,141,260

Pennsylvania Public School Building Authority Series B (AGM Insured)	5.00	6-1-2029	2,000,000	2,333,940

Pennsylvania Public School Building Authority Series B-2 (Build America Mutual Assurance Company Insured)	5.00	12-1-2024	1,250,000	1,419,238

Pennsylvania Public School Building Authority Series B-2 (Build America Mutual Assurance Company Insured)	5.00	12-1-2025	1,250,000	1,412,638

Pennsylvania Public School Building Authority Series B-2 (Build America Mutual Assurance Company Insured)	5.00	12-1-2026	1,250,000	1,408,263

Pennsylvania Public School Building Authority Series B-2 (Build America Mutual Assurance Company Insured)	5.00	12-1-2027	1,010,000	1,134,351

Philadelphia PA Municipal Authority Juvenile Justice Services Center	5.00	4-1-2031	3,630,000	4,080,447

Philadelphia PA Municipal Authority Juvenile Justice Services Center	5.00	4-1-2034	1,800,000	1,998,630

Southeastern Pennsylvania Transportation Authority	5.00	3-1-2028	725,000	862,235

York County PA School of Technology Authority Series A (Build America Mutual Assurance Company Insured)	5.00	2-15-2024	1,590,000	1,796,064

York County PA School of Technology Authority Series B (Build America Mutual Assurance Company Insured)	5.00	2-15-2027	800,000	903,728

York County PA School of Technology Authority Series B (Build America Mutual Assurance Company Insured)	5.00	2-15-2029	500,000	561,485

				50,540,536

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	33

Security name	Interest rate	Maturity date	Principal	Value

Resource Recovery Revenue: 0.27%

Lancaster County PA Solid Waste Management Authority Series A	5.25%	12-15-2028	$5,665,000	$6,288,490

Tobacco Revenue: 0.25%

Commonwealth Financing Authority Tobacco Master Settlement Payment	5.00	6-1-2027	2,500,000	2,893,350

Commonwealth Financing Authority Tobacco Master Settlement Payment	5.00	6-1-2028	2,500,000	2,909,475

				5,802,825

Transportation Revenue: 0.63%

Pennsylvania Turnpike Commission Motor License Fund-Enhanced Refunding Bond	5.00	6-1-2027	1,000,000	1,164,640

Pennsylvania Turnpike Commission Refunding Bond	5.00	12-1-2033	3,780,000	4,169,378

Pennsylvania Turnpike Commission Subordinate Bond Series B	5.00	6-1-2031	5,000,000	5,596,350

Pennsylvania Turnpike Commission Subordinate Bond Series C (AGM Insured)	6.25	6-1-2033	1,350,000	1,651,631

Pennsylvania Turnpike Commission Subordinate Bond Series E	6.38	12-1-2038	2,000,000	2,460,960

				15,042,959

Water & Sewer Revenue: 0.40%

Bucks County PA Water & Sewer Authority Water System (AGM Insured)	5.00	12-1-2026	2,400,000	2,613,984

Pennsylvania Capital Region Water Sewer System	5.00	7-15-2030	1,180,000	1,359,384

Pennsylvania Capital Region Water System	5.00	7-15-2030	1,500,000	1,751,190

Philadelphia PA Water and Wastewater Bond Series B	5.00	11-1-2027	1,535,000	1,827,878

Philadelphia PA Water and Wastewater Bond Series B	5.00	11-1-2033	1,760,000	2,029,667

				9,582,103

				231,482,232

South Carolina: 0.75%

Education Revenue: 0.48%

South Carolina Education Assistance Authority Student Loan Series I	5.00	10-1-2024	1,805,000	1,834,241

South Carolina Jobs EDA East Point Academy Project Series A 144A	2.25	5-1-2019	2,875,000	2,867,439

South Carolina Jobs EDA Furman University Project	5.00	10-1-2028	700,000	807,030

South Carolina Jobs EDA Furman University Project	5.00	10-1-2030	1,885,000	2,165,658

South Carolina Jobs EDA Furman University Project	5.00	10-1-2031	2,155,000	2,472,970

South Carolina Jobs EDA York Preparatory Academy Project Series A	7.00	11-1-2033	1,000,000	1,078,470

				11,225,808

Miscellaneous Revenue: 0.27%

Laurens County SC Education Assistance for District #55	5.00	12-1-2021	1,000,000	1,070,330

Laurens County SC Education Assistance for District #55	5.00	12-1-2022	1,250,000	1,362,313

Laurens County SC Education Assistance for District #55	5.00	12-1-2025	1,000,000	1,138,690

Scago SC Educational Facilities Corporation for Sumter County School District #17	4.00	12-1-2019	1,000,000	1,014,590

Scago SC Educational Facilities Corporation for Sumter County School District #17	5.00	12-1-2022	1,720,000	1,877,225

				6,463,148

				17,688,956

South Dakota: 0.04%

Airport Revenue: 0.04%

Rapid City SD Airport Project	6.25	12-1-2026	920,000	955,705

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Tennessee: 0.95%

Education Revenue: 0.04%

Franklin County TN HEFA	4.00%	9-1-2024	$250,000	$263,395

Franklin County TN HEFA	5.00	9-1-2030	560,000	610,518

				873,913

GO Revenue: 0.04%

White County TN	4.05	6-1-2020	1,010,000	1,029,746

Health Revenue: 0.01%

Shelby County TN Health Educational & Housing Facilities Board Le Bonheur Children’s Medical Center Series D (National Insured)	5.50	8-15-2019	125,000	127,860

Housing Revenue: 0.03%

Chattanooga TN Health Educational & Housing Facilities University of Tennessee at Chattanooga Project	5.00	10-1-2023	750,000	829,823

Utilities Revenue: 0.83%

Tennessee Energy Acquisition Corporation	4.00	11-1-2049	11,000,000	11,535,480

Tennessee Energy Acquisition Corporation Series A	4.00	5-1-2048	7,820,000	8,125,215

				19,660,695

				22,522,037

Texas: 9.48%

Airport Revenue: 0.50%

Galveston TX Wharves & Terminal	5.00	2-1-2026	2,000,000	2,086,520

Houston TX Airport System Subordinate Lien Refunding Bonds Series D	5.00	7-1-2033	3,000,000	3,503,340

Houston TX Airport System Subordinate Lien Refunding Bonds Series D	5.00	7-1-2034	3,500,000	4,068,330

Houston TX Airport System Subordinate Lien Refunding Bonds Series D	5.00	7-1-2035	2,000,000	2,317,600

				11,975,790

Education Revenue: 0.91%

Houston TX Higher Education Finance Corporation Series A	4.00	2-15-2022	515,000	526,927

North Texas Higher Education Authority Incoming Student Loan Series A-2 (3 Month LIBOR +0.90%) ±	3.30	7-1-2030	5,105,000	5,107,757

Texas Woman’s University Financing System	4.00	7-1-2020	1,000,000	1,032,000

University of Houston Texas	5.00	2-15-2024	2,700,000	2,710,665

University of Houston Texas Series B	5.25	7-1-2026	4,225,000	5,094,674

University of Texas Refinancing Series B ø	1.71	8-1-2033	7,150,000	7,150,000

				21,622,023

GO Revenue: 4.52%

Austin TX Independent School District Series B	5.00	8-1-2023	3,805,000	4,294,818

Austin TX Independent School District Series B	5.00	8-1-2024	3,970,000	4,568,438

Austin TX Independent School District Series B	5.00	8-1-2025	2,050,000	2,399,689

Austin TX Independent School District Series B	5.00	8-1-2026	1,450,000	1,686,727

Austin TX Public Improvement Bond	5.00	9-1-2030	960,000	1,134,355

Bexar County TX Combination Tax Certificate of Obligation	5.00	6-15-2024	1,000,000	1,151,380

Collin County TX Unlimited Tax Road & Refunding Bond	5.00	2-15-2023	1,350,000	1,507,559

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	35

Security name	Interest rate	Maturity date	Principal	Value

GO Revenue (continued)

Collin County TX Unlimited Tax Road & Refunding Bond	5.00%	2-15-2026	$1,000,000	$1,163,130

Collin County TX Unlimited Tax Road & Refunding Bond	5.00	2-15-2027	1,300,000	1,509,638

Crane County TX Water District Unlimited Tax Bond	5.00	2-15-2023	1,395,000	1,547,892

Crane County TX Water District Unlimited Tax Bond	5.00	2-15-2026	1,000,000	1,138,520

Crane County TX Water District Unlimited Tax Bond	5.00	2-15-2030	1,130,000	1,265,453

Crane County TX Water District Unlimited Tax Bond	5.00	2-15-2031	1,000,000	1,114,520

Dallas County TX Combination Tax and Parking Garage Certification of Obligation	5.00	8-15-2024	5,600,000	6,446,440

Dallas County TX Combination Tax and Parking Garage Certification of Obligation	5.00	8-15-2025	3,235,000	3,789,835

Del Rio TX Refunding Bond (Build America Mutual Assurance Company Insured)	4.00	6-1-2023	720,000	774,504

Del Rio TX Refunding Bond (Build America Mutual Assurance Company Insured)	4.00	6-1-2024	745,000	809,077

Denton County TX Permanent Improvement & Refunding Bond	5.00	7-15-2023	1,990,000	2,246,571

Denton County TX Permanent Improvement & Refunding Bond	5.00	7-15-2024	1,145,000	1,318,891

Denton County TX Permanent Improvement & Refunding Bond	5.00	7-15-2025	1,000,000	1,154,700

Denton County TX Permanent Improvement & Refunding Bond	5.00	7-15-2030	1,000,000	1,145,120

El Paso County TX Hospital District	5.00	8-15-2028	2,045,000	2,200,829

El Paso County TX Refunding Bond Series A	5.00	2-15-2031	2,000,000	2,298,760

El Paso County TX Refunding Bond Series A	5.00	2-15-2032	2,120,000	2,426,340

Flower Mound, Denton & Tarrant Counties TX Refunding Bond	4.00	3-1-2026	755,000	824,234

Flower Mound, Denton & Tarrant Counties TX Refunding Bond	5.00	3-1-2022	1,000,000	1,093,360

Flower Mound, Denton & Tarrant Counties TX Refunding Bond	5.00	3-1-2023	620,000	693,104

Flower Mound, Denton & Tarrant Counties TX Refunding Bond	5.00	3-1-2024	1,660,000	1,892,516

Fort Worth TX Independent School District Unlimited Tax Refunding and School Building Bond	5.00	2-15-2026	3,000,000	3,537,510

Harris County TX Cypress-Fairbanks Independent High School Series B-1	2.13	2-15-2040	10,000,000	9,983,400

Harris County TX Tax Road Refunding Bond Series 2014-A	5.00	10-1-2025	8,445,000	9,798,227

Harris County TX Tax Road Refunding Bond Series 2015-A	5.00	10-1-2025	4,215,000	4,947,946

Harris County TX Toll Road Project Series C (AGM Insured)	5.25	8-15-2027	4,000,000	4,889,480

Hays County TX Limited Tax Bond	5.00	2-15-2026	650,000	759,480

Hays County TX Limited Tax Bond	5.00	2-15-2027	1,000,000	1,183,400

Hays County TX Limited Tax Refunding Bond	5.00	2-15-2023	1,750,000	1,947,645

Northwest TX Independent School District Refunding Bond	5.00	2-15-2030	4,000,000	4,561,400

Plano TX	5.00	9-1-2030	2,155,000	2,524,389

San Antonio TX Certificate of Obligation	5.00	8-1-2036	3,990,000	4,668,061

San Antonio TX Independent School District Unlimited Tax Series 2018	5.00	8-15-2037	2,000,000	2,251,160

Texas Independent School District Refunding Bond	5.00	8-15-2025	2,260,000	2,643,070

				107,291,568

Miscellaneous Revenue: 0.59%

Austin TX Community College District Public Facility Corporation Bond Series C	5.00	8-1-2026	565,000	658,976

Austin TX Community College District Public Facility Corporation Bond Series C	5.00	8-1-2029	400,000	466,352

Austin TX Community College District Public Facility Corporation Bond Series C	5.00	8-1-2030	500,000	580,045

Lower Colorado River TX Authority	5.50	5-15-2031	2,500,000	2,822,725

Texas Transportation Commission Refunding Bond Series B	5.00	10-1-2031	5,000,000	5,894,450

Texas Water Development Board Series A	5.00	10-15-2031	3,000,000	3,567,210

				13,989,758

Resource Recovery Revenue: 0.23%

Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series C ø	2.05	4-1-2040	5,500,000	5,500,000

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Tax Revenue: 0.47%

Midtown TX RDA (Build America Mutual Assurance Company Insured)	5.25%	1-1-2027	$1,880,000	$2,064,860

Midtown TX RDA (Build America Mutual Assurance Company Insured)	5.25	1-1-2029	2,390,000	2,619,297

Midtown TX RDA (Build America Mutual Assurance Company Insured)	5.25	1-1-2030	1,500,000	1,643,325

Midtown TX RDA (Build America Mutual Assurance Company Insured)	5.25	1-1-2031	1,000,000	1,095,550

Texas Transportation Commission Highway Fund Series A	5.00	10-1-2025	3,250,000	3,819,595

				11,242,627

Transportation Revenue: 0.83%

Central Texas Regional Mobility Authority Prerefunded Bond Senior Lien	5.75	1-1-2019	985,000	985,000

Central Texas Regional Mobility Authority Series B	5.00	1-1-2045	8,000,000	8,303,520

Central Texas Regional Mobility Authority Unrefunded Bond Senior Lien	5.75	1-1-2019	325,000	325,000

Texas Grand Parkway Transportation Corporation System Series A	5.00	10-1-2034	1,500,000	1,744,515

Texas Private Activity Bond Surface Transportation Corporation	7.50	6-30-2032	2,000,000	2,143,380

Texas Private Activity Bond Surface Transportation Corporation	7.50	6-30-2033	2,000,000	2,142,160

Texas Private Activity Bond Surface Transportation Corporation Senior Lien Note	7.50	12-31-2031	3,745,000	3,927,793

				19,571,368

Utilities Revenue: 0.91%

Austin TX Refunding Bond (National Insured)	5.25	5-15-2025	1,400,000	1,581,874

Brownsville TX Utilities System Refunding Bond	5.00	9-1-2026	2,190,000	2,518,150

Brownsville TX Utilities System Refunding Bond	5.00	9-1-2029	1,500,000	1,716,855

Brownsville TX Utilities System Refunding Bond	5.00	9-1-2030	2,500,000	2,853,225

Texas Municipal Gas Acquisition & Supply Corporation III Gas Supply Series 2012	5.00	12-15-2021	3,945,000	4,249,396

Texas Municipal Gas Acquisition & Supply Corporation Series B	5.00	12-15-2022	5,000,000	5,500,950

Texas SA Energy Acquisition Public Facility Corporation Gas Supply	5.50	8-1-2019	1,465,000	1,490,110

Weatherford TX Utility System Refunding & Improvement Bond (AGM Insured)	5.00	9-1-2025	1,000,000	1,154,480

Weatherford TX Utility System Refunding & Improvement Bond (AGM Insured)	5.00	9-1-2026	375,000	432,683

				21,497,723

Water & Sewer Revenue: 0.52%

Amarillo TX Waterworks and Sewer System Bond Series B	5.00	4-1-2028	645,000	775,567

Houston TX Utilities Systems Series A	5.25	11-15-2031	3,000,000	3,186,240

North Harris County TX Regional Water Authority Senior Lien (Build America Mutual Assurance Company Insured)	5.00	12-15-2029	1,215,000	1,334,313

Nueces River TX Water Supply Facility Corpus Christi Lake Texana Project	5.00	7-15-2026	1,000,000	1,162,250

Nueces River TX Water Supply Facility Corpus Christi Lake Texana Project	5.00	7-15-2027	1,250,000	1,443,800

Texas Water Development Board State Implementation Series 2018A	4.00	10-15-2032	3,000,000	3,236,370

Trinity River TX Authority Electric Company Project Series A	4.00	2-1-2027	1,000,000	1,097,420

				12,235,960

				224,926,817

Utah: 0.67%

Education Revenue: 0.13%

Utah Charter School Finance Authority Refunding Bond (CSCE Insured)	4.00	4-15-2020	250,000	255,785

Utah Charter School Finance Authority Refunding Bond (CSCE Insured)	4.00	4-15-2021	400,000	414,580

Utah Charter School Finance Authority Refunding Bond (CSCE Insured)	4.00	4-15-2022	400,000	419,564

Utah Charter School Finance Authority Refunding Bond (CSCE Insured)	4.00	4-15-2023	400,000	424,216

Utah Charter School Finance Authority Refunding Bond (CSCE Insured)	4.00	4-15-2024	450,000	481,590

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	37

Security name	Interest rate	Maturity date	Principal	Value

Education Revenue (continued)

Utah Charter School Finance Authority Refunding Bond (Charter School Credit Enhancement Insured) 144A	4.50%	6-15-2027	$1,025,000	$1,007,309

				3,003,044

GO Revenue: 0.09%

Canyons UT Board of Education Utah School Bond Guaranty Program (AGM Insured)	5.00	6-15-2022	1,860,000	2,053,607

Health Revenue: 0.29%

Murray City UT Hospital Health Services Series D ø	1.68	5-15-2036	7,000,000	7,000,000

Miscellaneous Revenue: 0.16%

West Valley City UT Municipal Building Authority (AGM Insured)	5.00	2-1-2028	1,000,000	1,175,420

West Valley City UT Municipal Building Authority (AGM Insured)	5.00	2-1-2032	1,555,000	1,794,672

West Valley City UT Municipal Building Authority (AGM Insured)	5.00	2-1-2033	645,000	741,905

				3,711,997

				15,768,648

Virginia: 0.47%

Education Revenue: 0.14%

Virginia Small Business Financing Authority	5.25	10-1-2029	3,000,000	3,424,980

Housing Revenue: 0.21%

Prince William County VA IDA Glen Arbor Apartments Project Series A	1.35	7-1-2019	5,000,000	5,000,000

Miscellaneous Revenue: 0.02%

Watkins Centre VA CDA	5.40	3-1-2020	415,000	415,427

Tax Revenue: 0.10%

Greater Richmond VA Convention Center	5.00	6-15-2025	1,000,000	1,155,140

Marquis VA CDA CAB Series C (z)	6.25	9-1-2041	1,772,000	88,884

Marquis VA CDA Series 2015 (z)144A	1.32	9-1-2045	386,000	270,779

Marquis VA CDA Series B	5.63	9-1-2041	1,274,000	853,695

				2,368,498

				11,208,905

Washington: 3.49%

Education Revenue: 0.05%

Washington EDFA	5.00	6-1-2028	1,000,000	1,133,350

GO Revenue: 1.56%

King County WA Federal Way School District #210 (AGM Insured)	4.00	12-1-2023	4,085,000	4,467,315

King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2029	1,600,000	1,825,040

King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2031	6,665,000	7,512,321

King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2032	2,905,000	3,267,835

King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2033	7,045,000	7,898,784

Seattle WA Refunding Bond Series A	5.00	6-1-2024	6,345,000	7,316,546

Washington Various Purposes Refunding Bond Series B	5.00	7-1-2028	4,000,000	4,657,560

				36,945,401

The accompanying notes are an integral part of these financial statements.

38	Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Health Revenue: 0.84%

Washington HCFR Fred Hutchinson Cancer Research Center (SIFMA Municipal Swap +1.05%) ±	2.76%	1-1-2042	$10,000,000	$10,175,600

Washington HCFR Fred Hutchinson Cancer Research Center	5.00	1-1-2023	4,000,000	4,405,120

Washington HCFR Fred Hutchinson Cancer Research Center	5.00	1-1-2026	2,250,000	2,576,565

Washington HCFR Fred Hutchinson Cancer Research Center	5.00	1-1-2027	1,050,000	1,196,328

Washington HCFR Fred Hutchinson Cancer Research Center	5.00	1-1-2028	1,350,000	1,528,673

				19,882,286

Miscellaneous Revenue: 0.47%

Washington Motor Vehicle Fuel Tax Refunding Bond Series D	5.00	7-1-2031	5,830,000	6,602,009

Washington Office Building Refunding Bond	5.00	7-1-2026	2,750,000	3,131,178

Washington TES Properties	5.50	12-1-2029	1,400,000	1,421,784

				11,154,971

Resource Recovery Revenue: 0.23%

Seattle WA Solid Waste System Improvement & Refunding Bond	4.00	6-1-2033	1,175,000	1,248,520

Tacoma WA Solid Waste Refunding Bond Series B	5.00	12-1-2027	620,000	722,430

Tacoma WA Solid Waste Refunding Bond Series B	5.00	12-1-2028	1,455,000	1,685,792

Tacoma WA Solid Waste Refunding Bond Series B	5.00	12-1-2029	1,525,000	1,760,231

				5,416,973

Utilities Revenue: 0.34%

Energy Northwest Washington Wind Project	5.00	7-1-2022	1,185,000	1,293,084

Lewis County WA Public Utility District Refunding Bond	5.25	4-1-2032	6,115,000	6,924,137

				8,217,221

				82,750,202

West Virginia: 0.50%

GO Revenue: 0.20%

West Virginia State Road Bond Series 2018 B	5.00	12-1-2036	4,000,000	4,648,040

Health Revenue: 0.06%

West Virginia Hospital Finance Authority West Virginia University Health System Series A	5.00	6-1-2031	375,000	423,536

West Virginia Hospital Finance Authority West Virginia University Health System Series A	5.00	6-1-2032	950,000	1,067,002

				1,490,538

Miscellaneous Revenue: 0.24%

West Virginia School Building Authority Capital Improvement Bond Series A	5.00	7-1-2026	1,520,000	1,758,321

West Virginia School Building Authority Capital Improvement Bond Series A	5.00	7-1-2027	1,595,000	1,838,860

West Virginia School Building Authority Capital Improvement Bond Series A	5.00	7-1-2029	1,755,000	2,010,844

				5,608,025

				11,746,603

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	39

Security name	Interest rate	Maturity date	Principal	Value

Wisconsin: 0.76%

Education Revenue: 0.27%

Wisconsin PFA Charter School Voyager Foundation Incorporate Project Series A	6.00%	10-1-2032	$1,475,000	$1,573,368

Wisconsin PFA KU Campus Development Corporation Central District Development Project	5.00	3-1-2032	4,315,000	4,870,211

				6,443,579

GO Revenue: 0.09%

Wisconsin Series A	4.00	5-1-2032	2,000,000	2,085,400

Health Revenue: 0.35%

Wisconsin HEFA Bellin Memorial Hospital Obligated Group (Ambac Insured)	5.50	2-15-2019	210,000	210,874

Wisconsin HEFA Mercy Alliance Incorporated Project Series A	5.00	6-1-2019	255,000	257,930

Wisconsin HEFA Series A	5.00	7-15-2021	3,500,000	3,768,905

Wisconsin HEFA Series A	5.00	11-15-2023	3,500,000	3,932,635

				8,170,344

Miscellaneous Revenue: 0.05%

Milwaukee WI RDA Public Schools	5.00	11-15-2029	420,000	481,627

Milwaukee WI RDA Public Schools	5.00	11-15-2030	635,000	724,814

				1,206,441

				17,905,764

Total Municipal Obligations (Cost $2,286,447,501)				2,340,888,620

Total investments in securities (Cost $2,286,447,501)	98.70%	2,340,888,620

Other assets and liabilities, net	1.30	30,893,957

Total net assets	100.00%	$2,371,782,577

(z)	Zero coupon security. The rate represents the purchase yield to maturity.

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

The accompanying notes are an integral part of these financial statements.

40	Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2018 (unaudited)

Abbreviations:

AGC	Assured Guaranty Corporation

AGM	Assured Guaranty Municipal

Ambac	Ambac Financial Group Incorporated

BHAC	Berkshire Hathaway Assurance Corporation

CAB	Capital appreciation bond

CDA	Community Development Authority

ECFA	Educational & Cultural Facilities Authority

EDA	Economic Development Authority

EDFA	Economic Development Finance Authority

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General obligation

HCFR	Healthcare facilities revenue

HEFA	Health & Educational Facilities Authority

HEFAR	Higher Education Facilities Authority Revenue

HFA	Housing Finance Authority

HFFA	Health Facilities Financing Authority

IDA	Industrial Development Authority

LIBOR	London Interbank Offered Rate

LIQ	Liquidity agreement

LOC	Letter of credit

MFHR	Multifamily housing revenue

MUD	Municipal Utility District

National	National Public Finance Guarantee Corporation

PCR	Pollution control revenue

PFA	Public Finance Authority

PFFA	Public Facilities Financing Authority

RDA	Redevelopment Authority

SFMR	Single-family mortgage revenue

SIFMA	Securities Industry and Financial Markets Association

TTFA	Transportation Trust Fund Authority

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—December 31, 2018 (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	41

Assets
Investments in unaffiliated securities, at value (cost $2,286,447,501)	$2,340,888,620
Cash	4,733,148
Receivable for investments sold	4,645,000
Receivable for Fund shares sold	7,808,379
Receivable for interest	26,498,099
Prepaid expenses and other assets	70,022

Total assets	2,384,643,268

Liabilities
Payable for Fund shares redeemed	10,194,764
Dividends payable	1,572,412
Management fee payable	682,275
Administration fees payable	156,446
Distribution fee payable	21,426
Trustees’ fees and expenses payable	494
Accrued expenses and other liabilities	232,874

Total liabilities	12,860,691

Total net assets	$2,371,782,577

NET ASSETS CONSIST OF
Paid-in capital	$2,349,858,997
Total distributable earnings	21,923,580

Total net assets	$2,371,782,577

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$263,885,365
Shares outstanding – Class A1	23,317,136
Net asset value per share – Class A	$11.32
Maximum offering price per share – Class A2	$11.67
Net assets – Class C	$32,733,176
Shares outstanding – Class C1	2,892,498
Net asset value per share – Class C	$11.32
Net assets – Class R6	$728,521,487
Shares outstanding – Class R6[1]	64,304,525
Net asset value per share – Class R6	$11.33
Net assets – Administrator Class	$143,643,791
Shares outstanding – Administrator Class[1]	12,684,882
Net asset value per share – Administrator Class	$11.32
Net assets – Institutional Class	$1,202,998,758
Shares outstanding – Institutional Class[1]	106,148,491
Net asset value per share – Institutional Class	$11.33

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/97 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

42	Wells Fargo Intermediate Tax/AMT-Free Fund	Statement of operations—six months ended December 31, 2018 (unaudited)

Investment income
Interest	$38,950,542

Expenses
Management fee	4,447,487
Administration fees
Class A	221,309
Class C	27,124
Class R6	28,651 [1]
Administrator Class	85,408
Institutional Class	704,412
Shareholder servicing fees
Class A	345,796
Class C	42,381
Administrator Class	213,069
Distribution fee
Class C	127,143
Custody and accounting fees	20,332
Professional fees	39,126
Registration fees	76,772
Shareholder report expenses	77,124
Trustees’ fees and expenses	10,697
Other fees and expenses	40,981

Total expenses	6,507,812
Less: Fee waivers and/or expense reimbursements	(438,622)

Net expenses	6,069,190

Net investment income	32,881,352

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses on investments	(4,188,985)
Net change in unrealized gains (losses) on investments	3,590,986

Net realized and unrealized gains (losses) on investments	(597,999)

Net increase in net assets resulting from operations	$32,283,353

[1]	For the period from July 31, 2018 (commencement of operations) to December 31, 2018.

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Intermediate Tax/AMT-Free Fund	43

	Six months ended December 31, 2018 (unaudited)		Year ended June 30, 2018[1]

Operations
Net investment income		$32,881,352		$64,629,670
Net realized losses on investments		(4,188,985)		(20,159,193)
Net change in unrealized gains (losses) on investments		3,590,986		(11,473,459)

Net increase in net assets resulting from operations		32,283,353		32,997,018

Distributions to shareholders from net investment income and net realized gains
Class A		(3,469,239)		(7,895,731)
Class C		(298,157)		(658,860)
Class R6		(2,701,113)[2]		N/A
Administrator Class		(2,226,514)		(5,042,057)
Institutional Class		(24,187,944)		(51,032,969)

Total distributions to shareholders		(32,882,967)		(64,629,617)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	854,225	9,631,517	1,632,641	18,704,577
Class C	140,478	1,581,038	197,033	2,251,627
Class R6	67,703,798 [2]	756,908,966 [2]	N/A	N/A
Administrator Class	2,365,777	26,674,169	5,587,566	63,999,285
Institutional Class	31,275,466	352,774,218	64,629,532	740,609,789

		1,147,569,908		825,565,278

Reinvestment of distributions
Class A	293,860	3,308,617	661,923	7,556,467
Class C	24,257	273,106	53,280	608,195
Class R6	126,600 [2]	1,429,031 [2]	N/A	N/A
Administrator Class	190,751	2,149,095	427,778	4,887,456
Institutional Class	1,445,679	16,290,762	2,842,189	32,483,030

		23,450,611		45,535,148

Payment for shares redeemed
Class A	(3,232,456)	(36,358,314)	(8,283,850)	(94,494,393)
Class C	(402,958)	(4,529,824)	(1,000,458)	(11,414,204)
Class R6	(3,525,873)[2]	(39,758,349)[2]	N/A	N/A
Administrator Class	(6,091,250)	(68,384,351)	(16,814,971)	(193,295,593)
Institutional Class	(97,141,235)	(1,088,442,538)	(55,101,625)	(630,172,565)

		(1,237,473,376)		(929,376,755)

Net decrease in net assets resulting from capital share transactions		(66,452,857)		(58,276,329)

Total decrease in net assets		(67,052,471)		(89,908,928)

Net assets
Beginning of period		2,438,835,048		2,528,743,976

End of period		$2,371,782,577		$2,438,835,048

[1]

Effective for all filings after November 4, 2018, the SEC prospectively eliminated the requirement to parenthetically disclose undistributed net investment income at the end of the period and permitted the aggregation of distributions, with the exception of tax basis returns of capital. Overdistributed net investment income at June 30, 2018 was $54,682. The disaggregated distributions information for the year ended June 30, 2018 is included in Note 7, Distributions to Shareholders, in the notes to the financial statements.

[2]	For the period from July 31, 2018 (commencement of operations) to December 31, 2018.

The accompanying notes are an integral part of these financial statements.

44	Wells Fargo Intermediate Tax/AMT-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2018 (unaudited)	Year ended June 30
CLASS A		2018	2017	2016	2015	2014
Net asset value, beginning of period	$11.31	$11.46	$11.89	$11.47	$11.53	$11.31
Net investment income	0.14	0.27	0.27	0.26	0.25	0.30
Net realized and unrealized gains (losses) on investments	0.01	(0.15)	(0.42)	0.42	(0.06)	0.29

Total from investment operations	0.15	0.12	(0.15)	0.68	0.19	0.59
Distributions to shareholders from
Net investment income	(0.14)	(0.27)	(0.27)	(0.26)	(0.25)	(0.30)
Net realized gains	0.00	0.00	(0.01)	0.00	0.00	(0.07)

Total distributions to shareholders	(0.14)	(0.27)	(0.28)	(0.26)	(0.25)	(0.37)
Net asset value, end of period	$11.32	$11.31	$11.46	$11.89	$11.47	$11.53
Total return[1]	1.36%	1.08%	(1.27)%	5.99%	1.68%	5.37%
Ratios to average net assets (annualized)
Gross expenses	0.80%	0.80%	0.79%	0.80%	0.80%	0.81%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	2.51%	2.38%	2.31%	2.23%	2.19%	2.66%
Supplemental data
Portfolio turnover rate	12%	14%	19%	14%	38%	29%
Net assets, end of period (000s omitted)	$263,885	$287,408	$359,649	$556,673	$214,880	$264,796

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Intermediate Tax/AMT-Free Fund	45

(For a share outstanding throughout each period)

	Six months ended December 31, 2018 (unaudited)	Year ended June 30
CLASS C		2018	2017	2016	2015	2014
Net asset value, beginning of period	$11.31	$11.46	$11.89	$11.47	$11.53	$11.31
Net investment income	0.10	0.19	0.18	0.17	0.17	0.22
Net realized and unrealized gains (losses) on investments	0.01	(0.15)	(0.42)	0.42	(0.06)	0.29

Total from investment operations	0.11	0.04	(0.24)	0.59	0.11	0.51
Distributions to shareholders from
Net investment income	(0.10)	(0.19)	(0.18)	(0.17)	(0.17)	(0.22)
Net realized gains	0.00	0.00	(0.01)	0.00	0.00	(0.07)

Total distributions to shareholders	(0.10)	(0.19)	(0.19)	(0.17)	(0.17)	(0.29)
Net asset value, end of period	$11.32	$11.31	$11.46	$11.89	$11.47	$11.53
Total return[1]	0.98%	0.32%	(2.01)%	5.20%	0.92%	4.59%
Ratios to average net assets (annualized)
Gross expenses	1.55%	1.55%	1.54%	1.55%	1.55%	1.56%
Net expenses	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%
Net investment income	1.76%	1.63%	1.56%	1.48%	1.44%	1.92%
Supplemental data
Portfolio turnover rate	12%	14%	19%	14%	38%	29%
Net assets, end of period (000s omitted)	$32,733	$35,421	$44,462	$56,601	$56,703	$57,580

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

46	Wells Fargo Intermediate Tax/AMT-Free Fund	Financial highlights

(For a share outstanding throughout the period)

CLASS R6	Period ended December 31, 2018 (unaudited)[1]
Net asset value, beginning of period	$11.33
Net investment income	0.13
Net realized and unrealized gains (losses) on investments	0.00 [2]

Total from investment operations	0.13
Distributions to shareholders from
Net investment income	(0.13)
Net asset value, end of period	$11.33
Total return[3]	1.20%
Ratios to average net assets (annualized)
Gross expenses	0.42%
Net expenses	0.40%
Net investment income	2.83%
Supplemental data
Portfolio turnover rate	12%
Net assets, end of period (000s omitted)	$728,521

[1]	For the period from July 31, 2018 (commencement of operations) to December 31, 2018.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Intermediate Tax/AMT-Free Fund	47

(For a share outstanding throughout each period)

	Six months ended December 31, 2018 (unaudited)	Year ended June 30
ADMINISTRATOR CLASS		2018	2017	2016	2015	2014
Net asset value, beginning of period	$11.32	$11.47	$11.90	$11.48	$11.54	$11.32
Net investment income	0.15	0.28	0.28	0.27	0.27	0.31
Net realized and unrealized gains (losses) on investments	(0.00)[1]	(0.15)	(0.42)	0.42	(0.06)	0.29

Total from investment operations	0.15	0.13	(0.14)	0.69	0.21	0.60
Distributions to shareholders from
Net investment income	(0.15)	(0.28)	(0.28)	(0.27)	(0.27)	(0.31)
Net realized gains	0.00	0.00	(0.01)	0.00	0.00	(0.07)

Total distributions to shareholders	(0.15)	(0.28)	(0.29)	(0.27)	(0.27)	(0.38)
Net asset value, end of period	$11.32	$11.32	$11.47	$11.90	$11.48	$11.54
Total return[2]	1.32%	1.18%	(1.17)%	6.09%	1.78%	5.47%
Ratios to average net assets (annualized)
Gross expenses	0.74%	0.73%	0.73%	0.74%	0.74%	0.75%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	2.61%	2.48%	2.39%	2.33%	2.29%	2.76%
Supplemental data
Portfolio turnover rate	12%	14%	19%	14%	38%	29%
Net assets, end of period (000s omitted)	$143,644	$183,624	$309,793	$802,527	$773,770	$668,517

[1]	Amount is more than $(0.005).

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

48	Wells Fargo Intermediate Tax/AMT-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2018 (unaudited)	Year ended June 30
INSTITUTIONAL CLASS		2018	2017	2016	2015	2014
Net asset value, beginning of period	$11.33	$11.47	$11.91	$11.49	$11.55	$11.32
Net investment income	0.16	0.30	0.30	0.29	0.29	0.33
Net realized and unrealized gains (losses) on investments	(0.00)[1]	(0.14)	(0.43)	0.42	(0.06)	0.30

Total from investment operations	0.16	0.16	(0.13)	0.71	0.23	0.63
Distributions to shareholders from
Net investment income	(0.16)	(0.30)	(0.30)	(0.29)	(0.29)	(0.33)
Net realized gains	0.00	0.00	(0.01)	0.00	0.00	(0.07)

Total distributions to shareholders	(0.16)	(0.30)	(0.31)	(0.29)	(0.29)	(0.40)
Net asset value, end of period	$11.33	$11.33	$11.47	$11.91	$11.49	$11.55
Total return[2]	1.40%	1.42%	(1.10)%	6.26%	1.97%	5.75%
Ratios to average net assets (annualized)
Gross expenses	0.47%	0.47%	0.47%	0.47%	0.47%	0.48%
Net expenses	0.45%	0.45%	0.45%	0.44%	0.42%	0.42%
Net investment income	2.75%	2.64%	2.58%	2.49%	2.47%	2.94%
Supplemental data
Portfolio turnover rate	12%	14%	19%	14%	38%	29%
Net assets, end of period (000s omitted)	$1,202,999	$1,932,382	$1,814,841	$1,260,636	$878,585	$599,686

[1]	Amount is more than $(0.005).

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	49

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Intermediate Tax\AMT-Free Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

50	Wells Fargo Intermediate Tax/AMT-Free Fund	Notes to financial statements (unaudited)

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of December 31, 2018, the aggregate cost of all investments for federal income tax purposes was $2,286,446,823 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$60,618,093

Gross unrealized losses	(6,176,296)

Net unrealized gains	$54,441,797

As of June 30, 2018, the Fund had capital loss carryforwards which consisted of $7,545,192 in short-term capital losses and $5,534,301 in long-term capital losses.

As of June 30, 2018, the Fund had current year deferred post-October capital losses consisting of $15,193,445 in long-term losses which were recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Municipal obligations	$0	$2,340,888,620	$0	$2,340,888,620

Notes to financial statements (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	51

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At December 31 2018, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.40% and declining to 0.28% as the average daily net assets of the Fund increase. For the six months ended December 31, 2018, the management fee was equivalent to an annual rate of 0.37% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.16%

Class R6	0.03

Administrator Class	0.10

Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund level expenses on a proportionate basis and then from class specific expenses; otherwise, waivers and/or reimbursements are applied against class specific expenses before fund level expenses. Funds Management has committed through October 31, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.70% for Class A shares, 1.45% for Class C shares, 0.40% for Class R6 shares, 0.60% for Administrator Class shares, and 0.45% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2018, Funds Distributor received $865 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2018.

52	Wells Fargo Intermediate Tax/AMT-Free Fund	Notes to financial statements (unaudited)

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $192,950,000 and $231,220,000 in interfund purchases and sales, respectively, during the six months ended December 31, 2018.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2018 were $314,947,507 and $275,787,894, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended December 31, 2018, there were no borrowings by the Fund under the agreement.

7. DISTRIBUTIONS TO SHAREHOLDERS

Effective for all filings after November 4, 2018, the Securities and Exchange Commission eliminated the requirement to separately state the components of distributions to shareholders under U.S. generally accepted accounting principles. The amounts of distributions to shareholders for the year ended June 30, 2018 were as follows:

Net investment income

Class A	$7,895,731

Class C	658,860

Administrator Class	5,042,057

Institutional Class	51,032,969

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

Other information (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	53

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

54	Wells Fargo Intermediate Tax/AMT-Free Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 152 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr.[3] (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson[3] (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Other information (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	55

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Michael S. Scofield[4] (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	N/A

Pamela Wheelock (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently the Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

56	Wells Fargo Intermediate Tax/AMT-Free Fund	Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Alexander Kymn (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 76 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 76 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

[3]	Mr. Harris replaced Ms. Johnson as the Chairman of the Audit Committee effective January 1, 2019.

[4]	Mr. Scofield retired on December 31, 2018.

Appendix A (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	57

SALES CHARGE REDUCTIONS AND WAIVERS FOR CERTAIN INTERMEDIARIES

Raymond James & Associates, Inc., Raymond James Financial Services & Raymond James affiliates (“Raymond James”)

Effective on or about March 1, 2019, shareholders purchasing Fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end Sales Load Waivers on Class A shares Available at Raymond James

•	Shares purchased in an investment advisory program.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•

A shareholder in the fund’s Class C shares will have their shares automatically exchanged at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the exchange is in line with the policies and procedures of Raymond James.

CDSC Waivers on Class A and C Shares Available at Raymond James

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

•	Return of excess contributions from an IRA Account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the Fund’s prospectus.

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•	Shares acquired through a right of reinstatement.

Front-end Load Discounts Available at Raymond James: Breakpoints, and/or Rights of Accumulation

•	Breakpoints as described in the Fund’s Prospectus.

•

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker/dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2019 Wells Fargo Funds Management, LLC. All rights reserved.

320446 02-19 SA251/SAR251 12-18

Semi-Annual Report

December 31, 2018

Wells Fargo Minnesota Tax-Free Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Minnesota Tax-Free Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Global trade tensions escalated during the third quarter of 2018.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Minnesota Tax-Free Fund for the six-month period that ended December 31, 2018. During the reporting period, the U.S. generated encouraging economic and business data that was offset by less positive and more inconsistent data from international markets. Investment returns were generally negative as geopolitical tensions and uncertainty tended to distract investors from more favorable underlying trends.

For the period, U.S. stocks, as measured by the S&P 500 Index,1 fell 6.85% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 declined 10.84%. Based on the MSCI EM Index (Net),3 emerging market stocks lost 8.48%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 gained 1.65% while the Bloomberg Barclays Global Aggregate ex-USD Index5 fell 0.84%. The Bloomberg Barclays Municipal Bond Index6 gained 1.53% while the ICE BofAML U.S. High Yield Index7 declined 2.34%.

Global trade tensions prompted investor concerns.

Global trade tensions escalated during the third quarter of 2018. The U.S. imposed tariffs on a wide range of products manufactured overseas. Foreign governments retaliated with tariffs that punished U.S. commodity producers and product manufacturers. Investors wondered about next steps as divergence in global economic policies and growth prospects widened.

During the summer months, the U.S. economy strengthened. Revised second-quarter gross domestic product (GDP) growth data released in August showed the U.S. economy growing at a 4.2% rate. The unemployment rate in the U.S. was 3.7% by the end of September, according to the U.S. Department of Labor. Wages showed more consistent growth, and consumer confidence remained strong. Several U.S. equity market indices reached records during August, with the S&P 500 Index gaining 7.71% for the three-month period that ended September 30, 2018. In contrast, the MSCI ACWI ex USA Index (Net) gained 0.71% while the MSCI EM Index (Net) declined 1.09% during the same three-month period.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2018. ICE Data Indices, LLC. All rights reserved.

Letter to shareholders (unaudited)	Wells Fargo Minnesota Tax-Free Fund	3

Economic signals overseas were mixed as the third quarter ended and the fourth quarter began. In particular, signs of slowing economic growth in China created uncertainty for investors. Amid rising trade tensions, the People’s Bank of China cut reserve requirement ratios and accelerated infrastructure spending and tax cuts for business enterprises and individuals. Nevertheless, a strengthening U.S. dollar and trade tensions remained headwinds for investors overseas.

Equity markets were volatile during the fourth quarter.

Negative stock market performance during October and December bracketed a mildly positive November, as measured by the S&P 500 Index and the MSCI ACWI ex USA Index (Net). As interest rates and bond yields gained during October, stock markets struggled. Readings on consumer sentiment and business spending were mixed. Markets rebounded in November. The U.S. and China agreed to halt further increases in tariffs and engage in additional negotiations. While November returns were positive, the loss for the full fourth quarter was substantial for equity investors globally, with the S&P down 13.52% and the MSCI ACWI ex USA Index (Net) down 11.46%. December’s S&P 500 Index performance was the lowest since 1931. Globally, fixed income investments fared better than stocks during the last two months of the year as conflicting signals unsettled investors’ outlooks.

Equity investors confronted a number of changing conditions. In November’s mid-term elections, control of the U.S. House of Representatives shifted from Republicans to Democrats, presaging potential partisan disputes. Progress on Brexit negotiations stalled in the UK. In China, the value of the yuan declined to low levels last seen in 2008. Oil prices continued to fall. The Fed increased the federal funds rate by 25 bps to a target range of between 2.25% and 2.50% in December 2018. A late-December dispute over spending and immigration policy resulted in a partial U.S. government shutdown that continued through the end of the period.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Economic signals overseas were mixed as the third quarter ended and the fourth quarter began.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

4	Wells Fargo Minnesota Tax-Free Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax and Minnesota individual income tax.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Wendy Casetta

Bruce R. Johns

Average annual total returns (%) as of December 31, 2018

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (NMTFX)	1-12-1988	-3.82	1.90	3.72	0.72	2.84	4.20	0.84	0.84

Class C (WMTCX)	4-8-2005	-1.03	2.08	3.43	-0.03	2.08	3.43	1.59	1.59

Administrator Class (NWMIX)	8-2-1993	–	–	–	0.97	3.10	4.47	0.78	0.60

Institutional Class (WMTIX)[3]	10-31-2016	–	–	–	1.05	3.15	4.49	0.51	0.51

Bloomberg Barclays Municipal Bond Index[4]	–	–	–	–	1.28	3.82	4.85	–	–

Bloomberg Barclays Minnesota Municipal Bond Index[5]	–	–	–	–	1.37	3.06	4.22	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to Minnesota municipal securities risk and high-yield securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/ or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Minnesota Tax-Free Fund	5

Effective maturity distribution as of December 31, 2018[6]

Credit quality as of December 31, 2018[7]

[1]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has contractually committed through October 31, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.85% for Class A, 1.60% for Class C, 0.60% for Administrator Class, and 0.52% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and is not adjusted to reflect Institutional Class expenses. If these expenses had been included, returns for Institutional Class shares would be higher.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[5]	The Bloomberg Barclays Minnesota Municipal Bond Index is the Minnesota component of the Bloomberg Barclays Municipal Bond Index. You cannot invest directly in an index.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[7]

The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/ or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

6	Wells Fargo Minnesota Tax-Free Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2018 to December 31, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2018	Ending account value 12-31-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A

Actual	$1,000.00	$1,009.73	$4.31	0.85%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	$4.33	0.85%
Class C

Actual	$1,000.00	$1,005.93	$8.09	1.60%

Hypothetical (5% return before expenses)	$1,000.00	$1,017.14	$8.13	1.60%
Administrator Class

Actual	$1,000.00	$1,011.00	$3.04	0.60%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%
Institutional Class

Actual	$1,000.00	$1,011.41	$2.64	0.52%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.65	0.52%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Minnesota Tax-Free Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 99.39%

Guam: 1.31%

Airport Revenue: 0.64%

Guam Port Authority Series 2018B	5.00%	7-1-2019	$250,000	$252,965

Guam Port Authority Series 2018B	5.00	7-1-2035	605,000	653,394

				906,359

Water & Sewer Revenue: 0.67%

Guam Government Waterworks Authority Water & Wastewater System Project Series 2013	5.25	7-1-2022	865,000	937,478

				1,843,837

Illinois: 1.13%

GO Revenue: 1.13%

Illinois Refunding Bond Series 2018A	5.00	10-1-2021	500,000	522,105

Kane, Cook and DuPage Counties IL School District #46 Series 2015D	5.00	1-1-2027	965,000	1,066,151

				1,588,256

Minnesota: 96.59%

Airport Revenue: 2.38%

Minneapolis & St. Paul MN Metropolitan Airports Commission Series 2014A	5.00	1-1-2032	750,000	830,093

Minneapolis & St. Paul MN Metropolitan Airports Commission Series 2016C	5.00	1-1-2046	1,000,000	1,132,870

Minneapolis & St. Paul MN Metropolitan Airports Commission Series 2016D	5.00	1-1-2041	250,000	277,980

Minneapolis & St. Paul MN Metropolitan Airports Commission Subordinate Bond Series 2014A	5.00	1-1-2029	500,000	557,355

Minneapolis & St. Paul MN Metropolitan Airports Commission Subordinate Bond Series 2014B	5.00	1-1-2026	500,000	556,360

				3,354,658

Education Revenue: 26.21%

Anoka County MN Charter School Series A	3.40	6-1-2019	225,000	226,427

Anoka County MN Charter School Series A	3.65	6-1-2020	185,000	189,381

Anoka County MN Charter School Series A	3.75	6-1-2021	245,000	255,907

Anoka County MN Charter School Series A	5.00	6-1-2027	510,000	541,906

Anoka County MN Charter School Series A	5.00	6-1-2032	300,000	318,768

Anoka County MN Charter School Series A	5.00	6-1-2043	1,100,000	1,168,816

Brooklyn Park MN Charter School Athlos Leadership Academy Project Series 2015A	4.00	7-1-2020	190,000	189,455

Brooklyn Park MN Charter School Athlos Leadership Academy Project Series 2015A	5.50	7-1-2040	750,000	757,328

Brooklyn Park MN Charter School Prairie Seeds Academy Project Series 2015A	5.00	3-1-2034	1,500,000	1,504,635

Cologne MN Charter School Cologne Academy Project Series 2014A	5.00	7-1-2029	590,000	615,069

Cologne MN Charter School Cologne Academy Project Series 2014A	5.00	7-1-2034	500,000	509,165

Columbus MN Charter School New Millennium Academy Project Series 2015A	5.50	7-1-2030	1,000,000	891,590

Deephaven MN Charter School Eagle Ridge Academy Project Series 2015A	5.25	7-1-2040	500,000	516,935

Deephaven MN Charter School Eagle Ridge Academy Project Series 2016A	4.00	7-1-2025	125,000	127,003

Deephaven MN Charter School Eagle Ridge Academy Project Series 2016A	4.00	7-1-2026	100,000	100,569

Deephaven MN Charter School Eagle Ridge Academy Project Series 2016A	4.00	7-1-2027	100,000	100,227

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Minnesota Tax-Free Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Education Revenue (continued)

Deephaven MN Charter School Eagle Ridge Academy Project Series A	5.25%	7-1-2037	$400,000	$415,364

Forest Lakes MN Charter School Lakes International Language Academy Project Series 2014A	5.50	8-1-2036	500,000	523,135

Ham Lake MN Charter School DaVinci Academy Project Series 2012A	4.00	7-1-2028	370,000	354,453

Ham Lake MN Charter School DaVinci Academy Project Series 2016A	5.00	7-1-2031	625,000	635,150

Hugo MN Charter School Lease Revenue Bonds Noble Academy Project Series 2014A	5.00	7-1-2029	600,000	625,128

Minneapolis MN Charter School Yinghua Academy Project Series 2013A	5.00	7-1-2023	300,000	307,560

Minnesota HEFAR Bethel University Series 2017	5.00	5-1-2037	1,250,000	1,329,813

Minnesota HEFAR College of St. Scholastica Series 7R	4.25	12-1-2027	400,000	415,912

Minnesota HEFAR Hamline University Series 2017B	5.00	10-1-2035	1,000,000	1,066,660

Minnesota HEFAR Hamline University Series 7E	4.50	10-1-2021	300,000	313,314

Minnesota HEFAR Hamline University Series 7E	5.00	10-1-2029	500,000	526,455

Minnesota HEFAR St. Benedict College Series 2017	4.00	3-1-2036	410,000	410,607

Minnesota HEFAR St. Benedict College Series 7M	5.13	3-1-2036	275,000	285,227

Minnesota HEFAR St. Catherine University Series A	5.00	10-1-2045	2,000,000	2,175,120

Minnesota HEFAR St. Olaf College Series 8N	4.50	10-1-2030	500,000	509,590

Minnesota HEFAR St. Thomas University Series 7U	5.00	4-1-2023	750,000	837,855

Minnesota HEFAR St. Thomas University Series 8L	5.00	4-1-2028	920,000	1,064,900

Minnesota HEFAR St. Thomas University Series 8L	5.00	4-1-2029	750,000	864,383

Minnesota HEFAR St. Thomas University Series 8L	5.00	4-1-2035	750,000	846,465

Minnesota Office of Higher Education supplemental Student Loan Program Revenue Bonds Series 2018	5.00	11-1-2026	700,000	799,099

Minnesota State Colleges & Universities Revenue Fund & Refunding Bonds Series 2017A	5.00	10-1-2027	500,000	592,590

Moorhead MN Educational Facilities Bond The Concordia College Corporation Project Series 2016	5.00	12-1-2025	2,000,000	2,204,900

Otsego MN Charter School Kaleidoscope Charter School Project Series 2014A	4.15	9-1-2024	515,000	512,662

Otsego MN Charter School Kaleidoscope Charter School Project Series 2014A	5.00	9-1-2034	1,100,000	1,099,923

Rice County MN Educational Facilities Shattuck-St. Mary’s School Project 144A	5.00	8-1-2022	960,000	1,003,008

St. Cloud MN Charter School Lease Revenue Bonds Stride Academy Project Series 2016A	5.00	4-1-2036	750,000	411,960

St. Paul MN Housing & RDA Charter School Hmong College Preparatory Academy Project Series 2016A	5.25	9-1-2031	1,000,000	1,046,760

St. Paul MN Housing & RDA Charter School Lease Revenue German Immersion School Project Series 2013A	4.00	7-1-2023	225,000	225,486

St. Paul MN Housing & RDA Charter School Lease Revenue Twin Cities Academy Project Series 2015A	5.00	7-1-2035	925,000	938,311

St. Paul MN Housing & RDA Conservatory for Performing Artists Series A	4.00	3-1-2028	150,000	141,714

St. Paul MN Housing & RDA Hope Community Academy Project Series 2015A	5.00	12-1-2034	1,645,000	1,653,274

University of Minnesota Series 2009A	5.00	4-1-2021	1,180,000	1,189,558

University of Minnesota Series 2009A	5.13	4-1-2034	1,000,000	1,008,410

University of Minnesota Series 2017A	5.00	9-1-2042	770,000	879,094

University of Minnesota State Supported Biomedical Science Series 2011B	5.00	8-1-2036	1,000,000	1,066,150

Woodbury MN Charter School Series A	3.90	12-1-2022	220,000	227,993

Woodbury MN Charter School Series A	5.00	12-1-2027	215,000	226,242

Woodbury MN Charter School Series A	5.00	12-1-2032	220,000	229,533

				36,976,939

GO Revenue: 12.67%

Hastings MN Independent School District #200 CAB Series A (South Dakota Credit Program Insured) (z)	3.42	2-1-2032	1,305,000	840,511

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Minnesota Tax-Free Fund	9

Security name	Interest rate	Maturity date	Principal	Value

GO Revenue (continued)

Hastings MN Independent School District #200 CAB Series A (South Dakota Credit Program Insured) (z)	3.49%	2-1-2033	$1,145,000	$706,213

Hennepin County MN Series 2016B	5.00	12-1-2029	450,000	533,840

Hennepin County MN Series 2017C	5.00	12-1-2031	2,000,000	2,353,700

Long Prairie MN Sewer Revenue Bond Series 2018A (Minnesota Credit Program Insured)	5.00	2-1-2025	160,000	181,360

Long Prairie MN Sewer Revenue Bond Series 2018A (Minnesota Credit Program Insured)	5.00	2-1-2026	185,000	212,371

Minnesota Various Purpose Bonds Series 2015A	5.00	8-1-2028	3,400,000	3,964,128

Mounds View MN Independent School District #621 Series A (South Dakota Credit Program Insured)	4.00	2-1-2022	530,000	530,885

Rosemount MN Independent School District #196 School Building Series 2016A (South Dakota Credit Program Insured)	5.00	2-1-2027	1,500,000	1,762,050

Roseville MN Independent School District #623 School Building Series A (South Dakota Credit Program Insured)	5.00	2-1-2031	2,090,000	2,412,132

Sartell MN Independent School District #748 St. Stephen Public Schools GO Series 2016A (South Dakota Credit Program Insured)	5.00	2-1-2027	1,250,000	1,434,275

Shakopee MN Independent School District #720 Series 2015A (South Dakota Credit Program Insured)	5.00	2-1-2023	1,000,000	1,106,150

St. Francis MN Independent School District #15 Series A (South Dakota Credit Program Insured)	5.00	2-1-2027	485,000	538,078

St. Francis MN Independent School District #15 Series A (South Dakota Credit Program Insured)	5.00	2-1-2028	220,000	243,987

Willmar MN Rice Memorial Hospital Project Series 2012A	5.00	2-1-2026	1,000,000	1,059,480

				17,879,160

Health Revenue: 20.35%

Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2014	5.00	11-1-2026	750,000	826,253

Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2014	5.00	11-1-2027	500,000	547,760

Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2014	5.00	11-1-2029	300,000	325,335

Duluth MN Economic Development Authority Health Care Facilities Revenue Bonds Series 2018A	5.00	2-15-2048	650,000	706,986

Glencoe MN HCFR Glencoe Regional Health Services Project Series 2013	4.00	4-1-2022	735,000	769,133

Maple Grove MN HCFR Maple Grove Hospital Corporation	5.00	5-1-2030	850,000	971,720

Maple Grove MN HCFR North Memorial Health Care Series 2015	5.00	9-1-2023	655,000	718,437

Maple Grove MN HCFR Series 2017	5.00	5-1-2031	500,000	568,055

Maple Grove MN HCFR Series 2017	5.00	5-1-2032	500,000	564,925

Minneapolis & St. Paul MN Housing & RDA Allina Health System Series 2017A	5.00	11-15-2029	1,000,000	1,167,920

Minneapolis & St. Paul MN Housing & RDA Children’s Health Care Facilities Series A	5.25	8-15-2025	1,000,000	1,048,970

Minneapolis & St. Paul MN Housing & RDA Children’s Health Care Facilities Series A	5.25	8-15-2035	1,000,000	1,048,810

Minneapolis MN Health Care System Fairview Health Services Series 2015A	5.00	11-15-2033	2,000,000	2,239,900

Minneapolis MN Health Care System Revenue Refunded Bond Fairview Health Services Series A	5.00	11-15-2049	1,000,000	1,094,480

Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series C1 (AGC Insured)	4.00	2-15-2020	50,000	51,233

Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series C1 (AGC Insured)	5.00	2-15-2030	2,000,000	2,055,120

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Minnesota Tax-Free Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Health Revenue (continued)

Plato MN Health Care Facilities Bond Glencoe Regional Health Services Project Series 2017	5.00%	4-1-2041	$550,000	$584,694

Red Wing MN Senior Housing Deer Crest Project Series A	5.00	11-1-2032	660,000	680,460

Red Wing MN Senior Housing Deer Crest Project Series A	5.00	11-1-2042	560,000	575,954

Shakopee MN St. Francis Regional Medical Center Series 2014	5.00	9-1-2027	700,000	779,303

Shakopee MN St. Francis Regional Medical Center Series 2014	5.00	9-1-2029	725,000	801,538

St. Cloud MN Health Care Revenue Bonds Series 2016A	5.00	5-1-2030	2,000,000	2,291,020

St. Cloud MN Health Care Revenue Bonds Series 2016A	5.00	5-1-2031	2,000,000	2,279,640

St. Cloud MN Health Care Unrefunded Revenue Bonds CentraCare Health	5.13	5-1-2030	125,000	130,056

St. Louis Park MN Nicollett Health Services Series 2009	5.50	7-1-2029	1,000,000	1,017,930

St. Paul MN Housing & RDA Fairview Health Services Series 2017A	5.00	11-15-2034	565,000	640,151

St. Paul MN Housing & RDA Health Care Facilities Refunding Bonds Series 2015A	5.00	7-1-2025	250,000	290,015

St. Paul MN Housing & RDA HealthEast Care Systems Project Series 2015A	5.00	11-15-2027	1,000,000	1,173,340

St. Paul MN Housing & RDA HealthPartners Obligated Group Series 2015A	5.00	7-1-2031	2,010,000	2,246,879

Winona MN Health Care Facilities Refunding Bond Series 2012	5.00	7-1-2034	500,000	513,790

				28,709,807

Housing Revenue: 4.84%

Austin MN Housing & RDA Courtyard Residence Project Series A	5.00	1-1-2031	1,500,000	1,500,000

Dakota County MN Community Development Agency SFMR (GNMA/FNMA/FHLMC Insured)	5.30	12-1-2039	12,282	12,294

Minneapolis MN Student Housing Riverton Community Housing Project Series 2014	5.00	8-1-2032	860,000	893,437

Minnesota HFA Series D (SIFMA Municipal Swap +0.43%) (GNMA/FNMA/FHLMC Insured) ±	2.14	1-1-2045	1,000,000	1,000,000

Minnesota Housing Finance Agency Residential Housing Series 2009E	4.20	7-1-2021	680,000	682,496

Minnesota Housing Finance Agency Residential Housing Series 2012D (GNMA/FNMA/FHLMC Insured)	4.00	7-1-2040	290,000	295,754

Minnesota Housing Finance Agency Series 2015A	5.00	8-1-2027	1,665,000	1,889,708

Minnesota Housing Finance Agency State Appropriation Bonds Series 2015A	5.00	8-1-2032	500,000	561,370

				6,835,059

Miscellaneous Revenue: 15.93%

Anoka Hennepin MN Independent School District #11 Certificate of Participation Series 2014A	5.00	2-1-2034	1,000,000	1,113,960

Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2011	5.00	11-1-2041	3,000,000	3,041,910

Goodhue County MN Education District #6051 Red Wing Certificate of Participation Series 2014A	5.00	2-1-2029	750,000	826,088

Minneapolis MN Development Limited Tax Supported Common Bond Series 2A	6.00	12-1-2040	1,000,000	1,072,660

Minnesota Certificate of Participation Legislative Office Facility Project Series 2014	5.00	6-1-2023	435,000	488,653

Minnesota General Fund Appropriation Bonds Series 2012B	5.00	3-1-2027	2,000,000	2,173,240

Minnesota General Fund Appropriation Bonds Series 2012B	5.00	3-1-2029	2,000,000	2,171,960

Minnesota General Fund Appropriation Bonds Series 2014A	5.00	6-1-2033	1,000,000	1,108,630

Minnetonka MN Independent School District #276 Series C	5.75	2-1-2042	2,145,000	2,475,459

Minnetonka MN Independent School District #276 Series F	5.00	2-1-2025	205,000	227,351

Northeastern Minnesota Metropolitan Intermediate School District #916 Certificate of Participation Series 2013A	4.00	2-1-2024	1,100,000	1,172,820

Northeastern Minnesota Metropolitan Intermediate School District #916 Certificate of Participation Series 2015B	5.00	2-1-2034	1,500,000	1,678,770

Plymouth MN Certificate of Participation Intermediate School District #287 Series A	5.00	2-1-2024	250,000	250,590

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Minnesota Tax-Free Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Miscellaneous Revenue (continued)

Plymouth MN Intermediate School District #287 Certificate of Participation Series 2016A	4.00%	5-1-2026	$500,000	$542,715

Plymouth MN Intermediate School District #287 Certificate of Participation Series 2016A	4.00	5-1-2027	1,000,000	1,076,930

St. Cloud MN Independent School District #742 Series 2017A	5.00	2-1-2032	500,000	562,560

St. Cloud MN Independent School District #742 Series 2017A	5.00	2-1-2034	350,000	391,713

St. Paul MN Housing & RDA Charter School Nova Classical Academy Project Series 2011A	6.63	9-1-2042	865,000	968,143

White Bear Lake MN Revenue Refunding Bonds YMCA of Greater Twin Cities Project Series 2018	5.00	6-1-2032	1,000,000	1,127,910

				22,472,062

Transportation Revenue: 1.24%

St. Paul MN Housing & RDA Parking Enterprise Refunding Bonds Series 2017A	4.00	8-1-2026	525,000	574,487

St. Paul MN Housing & RDA Parking Enterprise Refunding Bonds Series 2017A	4.00	8-1-2027	545,000	591,881

St. Paul MN Housing & RDA Parking Enterprise Refunding Bonds Series 2017A	5.00	8-1-2025	500,000	584,625

				1,750,993

Utilities Revenue: 12.97%

Central Minnesota Municipal Power Agency Brookings Southeast Twin Cities Transmission Project Series 2012	5.00	1-1-2042	1,500,000	1,598,595

Hutchinson MN Public Utility Revenue Refunding Bonds Series 2012A	5.00	12-1-2026	700,000	767,816

Minnesota Municipal Power Agency Series 2010A & Series 2010B	5.00	10-1-2025	2,335,000	2,457,728

Northern Minnesota Municipal Power Agency Series 2013A	4.00	1-1-2028	450,000	470,966

Northern Minnesota Municipal Power Agency Series 2016	5.00	1-1-2030	520,000	589,384

Northern Minnesota Municipal Power Agency Series 2016	5.00	1-1-2031	350,000	394,576

Northern Minnesota Municipal Power Agency Series 2017	5.00	1-1-2041	400,000	444,472

Rochester MN Electric Utility Revenue Series 2013B	5.00	12-1-2025	315,000	357,412

Rochester MN Electric Utility Revenue Series 2013B	5.00	12-1-2026	250,000	282,288

Rochester MN Electric Utility Revenue Series 2017A	5.00	12-1-2037	500,000	568,440

Southern Minnesota Municipal Power Agency CAB Series A (National Insured) (z)	2.00	1-1-2020	5,100,000	4,999,570

Western Minnesota Municipal Power Agency Series A	5.00	1-1-2027	1,565,000	1,731,688

Western Minnesota Municipal Power Agency Series A	5.00	1-1-2030	1,000,000	1,102,880

Western Minnesota Municipal Power Agency Series A	5.00	1-1-2031	1,000,000	1,150,510

Western Minnesota Municipal Power Agency Series A	5.00	1-1-2032	1,250,000	1,392,763

				18,309,088

				136,287,766

Virgin Islands: 0.36%

Tax Revenue: 0.36%

Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series B (AGM Insured)	5.00	10-1-2025	500,000	511,015

Total Municipal Obligations (Cost $138,934,140)				140,230,874

Total investments in securities (Cost $138,934,140)	99.39%	140,230,874

Other assets and liabilities, net	0.61	860,995

Total net assets	100.00%	$141,091,869

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(z)	Zero coupon security. The rate represents the purchase yield to maturity.

±	Variable rate investment. The rate shown is the rate in effect at period end.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Minnesota Tax-Free Fund	Portfolio of investments—December 31, 2018 (unaudited)

Abbreviations:

AGC	Assured Guaranty Corporation

AGM	Assured Guaranty Municipal

CAB	Capital appreciation bond

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General obligation

HCFR	Healthcare facilities revenue

HEFAR	Higher Education Facilities Authority Revenue

HFA	Housing Finance Authority

National	National Public Finance Guarantee Corporation

PFA	Public Finance Authority

RDA	Redevelopment Authority

SFMR	Single-family mortgage revenue

SIFMA	Securities Industry and Financial Markets Association

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—December 31, 2018 (unaudited)	Wells Fargo Minnesota Tax-Free Fund	13

Assets
Investments in unaffiliated securities, at value (cost $138,934,140)	$140,230,874
Cash	176,741
Receivable for investments sold	40,071
Receivable for Fund shares sold	34,284
Receivable for interest	1,960,737
Prepaid expenses and other assets	102,828

Total assets	142,545,535

Liabilities
Payable for Fund shares redeemed	1,332,374
Dividends payable	65,662
Management fee payable	25,856
Administration fees payable	14,085
Distribution fee payable	4,653
Trustees’ fees and expenses payable	206
Accrued expenses and other liabilities	10,830

Total liabilities	1,453,666

Total net assets	$141,091,869

NET ASSETS CONSIST OF
Paid-in capital	$138,970,106
Total distributable earnings	2,121,763

Total net assets	$141,091,869

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$26,014,330
Shares outstanding – Class A1	2,484,048
Net asset value per share – Class A2	$10.47
Maximum offering price per share – Class A	$10.96
Net assets – Class C	$7,097,566
Shares outstanding – Class C1	677,805
Net asset value per share – Class C	$10.47
Net assets – Administrator Class	$76,356,456
Shares outstanding – Administrator Class[1]	7,294,183
Net asset value per share – Administrator Class	$10.47
Net assets – Institutional Class	$31,623,517
Shares outstanding – Institutional Class[1]	3,017,776
Net asset value per share – Institutional Class	$10.48

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Minnesota Tax-Free Fund	Statement of operations—six months ended December 31, 2018 (unaudited)

Investment income
Interest	$2,671,770

Expenses
Management fee	302,901
Administration fees
Class A	22,920
Class C	5,758
Administrator Class	42,694
Institutional Class	12,086
Shareholder servicing fees
Class A	35,812
Class C	8,996
Administrator Class	106,735
Distribution fee
Class C	26,988
Custody and accounting fees	2,300
Professional fees	29,334
Registration fees	35,546
Shareholder report expenses	10,008
Trustees’ fees and expenses	10,427
Other fees and expenses	6,023

Total expenses	658,528
Less: Fee waivers and/or expense reimbursements	(144,509)

Net expenses	514,019

Net investment income	2,157,751

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	69,700
Net change in unrealized gains (losses) on investments	(698,521)

Net realized and unrealized gains (losses) on investments	(628,821)

Net increase in net assets resulting from operations	$1,528,930

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Minnesota Tax-Free Fund	15

	Six months ended December 31, 2018 (unaudited)		Year ended June 30, 2018[1]

Operations
Net investment income		$2,157,751		$4,586,522
Net realized gains on investments		69,700		195,726
Net change in unrealized gains (losses) on investments		(698,521)		(2,825,310)

Net increase in net assets resulting from operations		1,528,930		1,956,938

Distributions to shareholders from net investment income and net realized gains
Class A		(383,882)		(872,744)
Class C		(69,417)		(162,373)
Administrator Class		(1,249,760)		(2,841,350)
Institutional Class		(454,692)		(793,549)

Total distributions to shareholders		(2,157,751)		(4,670,016)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	85,605	892,326	171,297	1,824,591
Class C	3,191	33,200	30,242	320,610
Administrator Class	974,704	10,186,572	1,645,104	17,459,103
Institutional Class	851,018	8,882,327	1,450,392	15,399,618

		19,994,425		35,003,922

Reinvestment of distributions
Class A	36,409	380,242	80,361	852,641
Class C	6,613	69,062	15,294	162,268
Administrator Class	80,981	845,180	181,284	1,922,161
Institutional Class	43,218	451,666	74,672	792,417

		1,746,150		3,729,487

Payment for shares redeemed
Class A	(449,300)	(4,680,789)	(689,876)	(7,312,506)
Class C	(34,736)	(363,971)	(234,385)	(2,490,668)
Administrator Class	(1,874,957)	(19,571,981)	(3,535,508)	(37,420,099)
Institutional Class	(694,041)	(7,241,959)	(838,851)	(8,894,018)

		(31,858,700)		(56,117,291)

Net decrease in net assets resulting from capital share transactions		(10,118,125)		(17,383,882)

Total decrease in net assets		(10,746,946)		(20,096,960)

Net assets
Beginning of period		151,838,815		171,935,775

End of period		$141,091,869		$151,838,815

[1]

Effective for all filings after November 4, 2018, the SEC prospectively eliminated the requirement to parenthetically disclose undistributed net investment income at the end of the period and permitted the aggregation of distributions, with the exception of tax basis returns of capital. Undistributed net investment income at June 30, 2018 was $830,755. The disaggregated distributions information for the year ended June 30, 2018 is included in Note 7, Distributions to Shareholders, in the notes to the financial statements.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Minnesota Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 30, 2018 (unaudited)	Year ended June 30
CLASS A		2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.51	$10.68	$11.07	$10.79	$10.86	$10.74
Net investment income	0.14 [1]	0.28 [1]	0.28 [1]	0.33	0.33	0.35
Net realized and unrealized gains (losses) on investments	(0.04)	(0.16)	(0.34)	0.28	(0.04)	0.20

Total from investment operations	0.10	0.12	(0.06)	0.61	0.29	0.55
Distributions to shareholders from
Net investment income	(0.14)	(0.28)	(0.28)	(0.33)	(0.33)	(0.35)
Net realized gains	0.00	(0.01)	(0.05)	(0.00)[2]	(0.03)	(0.08)

Total distributions to shareholders	(0.14)	(0.29)	(0.33)	(0.33)	(0.36)	(0.43)
Net asset value, end of period	$10.47	$10.51	$10.68	$11.07	$10.79	$10.86
Total return[3]	0.97%	1.10%	(0.53)%	5.74%	2.72%	5.29%
Ratios to average net assets (annualized)
Gross expenses	0.93%	0.85%	0.91%	0.89%	0.89%	0.89%
Net expenses	0.85%	0.84%	0.85%	0.85%	0.85%	0.85%
Net investment income	2.68%	2.64%	2.63%	2.99%	3.03%	3.28%
Supplemental data
Portfolio turnover rate	8%	15%	22%	16%	20%	15%
Net assets, end of period (000s omitted)	$26,014	$29,554	$34,720	$45,437	$45,437	$44,499

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Minnesota Tax-Free Fund	17

(For a share outstanding throughout each period)

	Six months ended December 30, 2018 (unaudited)	Year ended June 30
CLASS C		2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.51	$10.68	$11.07	$10.79	$10.86	$10.74
Net investment income	0.10	0.20	0.20	0.24	0.25	0.27
Net realized and unrealized gains (losses) on investments	(0.04)	(0.16)	(0.34)	0.28	(0.04)	0.20

Total from investment operations	0.06	0.04	(0.14)	0.52	0.21	0.47
Distributions to shareholders from
Net investment income	(0.10)	(0.20)	(0.20)	(0.24)	(0.25)	(0.27)
Net realized gains	0.00	(0.01)	(0.05)	(0.00)[1]	(0.03)	(0.08)

Total distributions to shareholders	(0.10)	(0.21)	(0.25)	(0.24)	(0.28)	(0.35)
Net asset value, end of period	$10.47	$10.51	$10.68	$11.07	$10.79	$10.86
Total return[2]	0.59%	0.34%	(1.27)%	4.95%	1.96%	4.50%
Ratios to average net assets (annualized)
Gross expenses	1.68%	1.59%	1.65%	1.64%	1.64%	1.64%
Net expenses	1.60%	1.59%	1.60%	1.60%	1.60%	1.60%
Net investment income	1.93%	1.89%	1.88%	2.24%	2.28%	2.53%
Supplemental data
Portfolio turnover rate	8%	15%	22%	16%	20%	15%
Net assets, end of period (000s omitted)	$7,098	$7,387	$9,525	$10,358	$10,061	$8,768

[1]	Amount is less than $0.005.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Minnesota Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 30, 2018 (unaudited)	Year ended June 30
ADMINISTRATOR CLASS		2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.51	$10.68	$11.07	$10.78	$10.86	$10.74
Net investment income	0.15 [1]	0.31 [1]	0.31 [1]	0.35	0.36	0.38
Net realized and unrealized gains (losses) on investments	(0.04)	(0.16)	(0.34)	0.29	(0.05)	0.20

Total from investment operations	0.11	0.15	(0.03)	0.64	0.31	0.58
Distributions to shareholders from
Net investment income	(0.15)	(0.31)	(0.31)	(0.35)	(0.36)	(0.38)
Net realized gains	0.00	(0.01)	(0.05)	(0.00)[2]	(0.03)	(0.08)

Total distributions to shareholders	(0.15)	(0.32)	(0.36)	(0.35)	(0.39)	(0.46)
Net asset value, end of period	$10.47	$10.51	$10.68	$11.07	$10.78	$10.86
Total return[3]	1.10%	1.34%	(0.28)%	6.10%	2.88%	5.55%
Ratios to average net assets (annualized)
Gross expenses	0.87%	0.78%	0.84%	0.83%	0.83%	0.83%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	2.93%	2.89%	2.87%	3.24%	3.28%	3.53%
Supplemental data
Portfolio turnover rate	8%	15%	22%	16%	20%	15%
Net assets, end of period (000s omitted)	$76,356	$85,259	$104,906	$124,485	$111,475	$98,483

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Minnesota Tax-Free Fund	19

(For a share outstanding throughout each period)

	Six months ended December 30, 2018 (unaudited)	Year ended June 30
INSTITUTIONAL CLASS		2018	2017[1]
Net asset value, beginning of period	$10.52	$10.69	$10.88
Net investment income	0.16	0.32	0.21
Net realized and unrealized gains (losses) on investments	(0.04)	(0.16)	(0.14)

Total from investment operations	0.12	0.16	0.07
Distributions to shareholders from
Net investment income	(0.16)	(0.32)	(0.21)
Net realized gains	0.00	(0.01)	(0.05)

Total distributions to shareholders	(0.16)	(0.33)	(0.26)
Net asset value, end of period	$10.48	$10.52	$10.69
Total return[2]	1.14%	1.43%	0.62%
Ratios to average net assets (annualized)
Gross expenses	0.60%	0.52%	0.52%
Net expenses	0.52%	0.52%	0.51%
Net investment income	3.01%	2.98%	2.91%
Supplemental data
Portfolio turnover rate	8%	15%	22%
Net assets, end of period (000s omitted)	$31,624	$29,639	$22,785

[1]	For the period from October 31, 2016 (commencement of class operations) to June 30, 2017

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Minnesota Tax-Free Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Minnesota Tax-Free Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Notes to financial statements (unaudited)	Wells Fargo Minnesota Tax-Free Fund	21

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of December 31, 2018, the aggregate cost of all investments for federal income tax purposes was $138,934,140 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$2,405,695

Gross unrealized losses	(1,108,961)

Net unrealized gains	$1,296,734

As of June 30, 2018, the Fund had current year deferred post-October capital losses consisting of $71,454 in short-term losses and $3,972 in long-term losses which were recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Municipal obligations	$0	$140,230,874	$0	$140,230,874

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At December 31, 2018, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the

22	Wells Fargo Minnesota Tax-Free Fund	Notes to financial statements (unaudited)

investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.40% and declining to 0.28% as the average daily net assets of the Fund increase. For the six months ended December 31, 2018, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.16%

Administrator Class	0.10

Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund level expenses on a proportionate basis and then from class specific expenses; otherwise, waivers and/or reimbursements are applied against class specific expenses before fund level expenses. Funds Management has committed through October 31, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.85% for Class A shares, 1.60% for Class C shares, 0.60% for Administrator Class shares and 0.52% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2018, Funds Distributor received $1,254 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2018.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $6,500,000 and $14,725,000 in interfund purchases and sales, respectively, during the six months ended December 31, 2018.

Notes to financial statements (unaudited)	Wells Fargo Minnesota Tax-Free Fund	23

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2018 were $12,072,543 and $21,000,931, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended December 31, 2018, there were no borrowings by the Fund under the agreement.

7. DISTRIBUTIONS TO SHAREHOLDERS

Effective for all filings after November 4, 2018, the Securities and Exchange Commission eliminated the requirement to separately state the components of distributions to shareholders under U.S. generally accepted accounting principles. The amounts of distributions to shareholders for the year ended June 30, 2018 were as follows:

	Net investment income	Net realized gains

Class A	$855,881	$16,863

Class C	158,147	4,226

Administrator Class	2,792,428	48,922

Institutional Class	780,067	13,482

8. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territories of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. REORGANIZATION

At a regular meeting of the Board of Trustees held on November 8 and 9, 2018, the Trustees of the Fund approved a Plan of Reorganization (the “Plan”). Under the Plan, Wells Fargo Municipal Bond Fund will acquire the assets and assume the liabilities of the Fund in exchange for shares of Wells Fargo Municipal Bond Fund.

At a Special Meeting of Shareholders of the Fund held on February 19, 2019, the shareholders approved the Plan to merge the Fund into Wells Fargo Municipal Bond Fund. The merger is scheduled to take place on or about March 15, 2019.

11. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

24	Wells Fargo Minnesota Tax-Free Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Minnesota Tax-Free Fund	25

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 152 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr.[3] (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson[3] (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

26	Wells Fargo Minnesota Tax-Free Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Michael S. Scofield[4] (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	N/A

Pamela Wheelock (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently the Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Other information (unaudited)	Wells Fargo Minnesota Tax-Free Fund	27

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Alexander Kymn (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 76 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 76 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

[3]	Mr. Harris replaced Ms. Johnson as the Chairman of the Audit Committee effective January 1, 2019.

[4]	Mr. Scofield retired on December 31, 2018.

28	Wells Fargo Minnesota Tax-Free Fund	Appendix A (unaudited)

SALES CHARGE REDUCTIONS AND WAIVERS FOR CERTAIN INTERMEDIARIES

Raymond James & Associates, Inc., Raymond James Financial Services & Raymond James affiliates (“Raymond James”)

Effective on or about March 1, 2019, shareholders purchasing Fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end Sales Load Waivers on Class A shares Available at Raymond James

•	Shares purchased in an investment advisory program.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•

A shareholder in the fund’s Class C shares will have their shares automatically exchanged at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the exchange is in line with the policies and procedures of Raymond James.

CDSC Waivers on Class A and C Shares Available at Raymond James

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

•	Return of excess contributions from an IRA Account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the Fund’s prospectus.

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•	Shares acquired through a right of reinstatement.

Front-end Load Discounts Available at Raymond James: Breakpoints, and/or Rights of Accumulation

•	Breakpoints as described in the Fund’s Prospectus.

•

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker/dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2019 Wells Fargo Funds Management, LLC. All rights reserved.

320447 02-19 SA252/SAR252 12-18

Semi-Annual Report

December 31, 2018

Wells Fargo Municipal Bond Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Municipal Bond Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Global trade tensions escalated during the third quarter of 2018.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Municipal Bond Fund for the six-month period that ended December 31, 2018. During the reporting period, the U.S. generated encouraging economic and business data that was offset by less positive and more inconsistent data from international markets. Investment returns were generally negative as geopolitical tensions and uncertainty tended to distract investors from more favorable underlying trends.

For the period, U.S. stocks, as measured by the S&P 500 Index,1 fell 6.85% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 declined 10.84%. Based on the MSCI EM Index (Net),3 emerging market stocks lost 8.48%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 gained 1.65% while the Bloomberg Barclays Global Aggregate ex-USD Index5 fell 0.84%. The Bloomberg Barclays Municipal Bond Index6 gained 1.53% while the ICE BofAML U.S. High Yield Index7 declined 2.34%.

Global trade tensions prompted investor concerns.

Global trade tensions escalated during the third quarter of 2018. The U.S. imposed tariffs on a wide range of products manufactured overseas. Foreign governments retaliated with tariffs that punished U.S. commodity producers and product manufacturers. Investors wondered about next steps as divergence in global economic policies and growth prospects widened.

During the summer months, the U.S. economy strengthened. Revised second-quarter gross domestic product (GDP) growth data released in August showed the U.S. economy growing at a 4.2% rate. The unemployment rate in the U.S. was 3.7% by the end of September, according to the U.S. Department of Labor. Wages showed more consistent growth, and consumer confidence remained strong. Several U.S. equity market indices reached records during August, with the S&P 500 Index gaining 7.71% for the three-month period that ended September 30, 2018. In contrast, the MSCI ACWI ex USA Index (Net) gained 0.71% while the MSCI EM Index (Net) declined 1.09% during the same three-month period.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2018. ICE Data Indices, LLC. All rights reserved.

Letter to shareholders (unaudited)	Wells Fargo Municipal Bond Fund	3

Economic signals overseas were mixed as the third quarter ended and the fourth quarter began. In particular, signs of slowing economic growth in China created uncertainty for investors. Amid rising trade tensions, the People’s Bank of China cut reserve requirement ratios and accelerated infrastructure spending and tax cuts for business enterprises and individuals. Nevertheless, a strengthening U.S. dollar and trade tensions remained headwinds for investors overseas.

Equity markets were volatile during the fourth quarter.

Negative stock market performance during October and December bracketed a mildly positive November, as measured by the S&P 500 Index and the MSCI ACWI ex USA Index (Net). As interest rates and bond yields gained during October, stock markets struggled. Readings on consumer sentiment and business spending were mixed. Markets rebounded in November. The U.S. and China agreed to halt further increases in tariffs and engage in additional negotiations. While November returns were positive, the loss for the full fourth quarter was substantial for equity investors globally, with the S&P down 13.52% and the MSCI ACWI ex USA Index (Net) down 11.46%. December’s S&P 500 Index performance was the lowest since 1931. Globally, fixed income investments fared better than stocks during the last two months of the year as conflicting signals unsettled investors’ outlooks.

Equity investors confronted a number of changing conditions. In November’s mid-term elections, control of the U.S. House of Representatives shifted from Republicans to Democrats, presaging potential partisan disputes. Progress on Brexit negotiations stalled in the UK. In China, the value of the yuan declined to low levels last seen in 2008. Oil prices continued to fall. The Fed increased the federal funds rate by 25 bps to a target range of between 2.25% and 2.50% in December 2018. A late-December dispute over spending and immigration policy resulted in a partial U.S. government shutdown that continued through the end of the period.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Economic signals overseas were mixed as the third quarter ended and the fourth quarter began.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

4	Wells Fargo Municipal Bond Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Lyle J. Fitterer, CFA®‡, CPA

Robert J. Miller

Average annual total returns (%) as of December 31, 2018

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (WMFAX)	4-8-2005	-2.78	3.43	6.17	1.83	4.39	6.65	0.79	0.75

Class C (WMFCX)	4-8-2005	0.07	3.61	5.86	1.07	3.61	5.86	1.54	1.50

Class R6[3]	7-31-2018	–	–	–	2.15	4.69	6.96	0.41	0.41

Administrator Class (WMFDX)	4-8-2005	–	–	–	1.89	4.55	6.81	0.73	0.60

Institutional Class (WMBIX)	3-31-2008	–	–	–	2.13	4.69	6.96	0.46	0.46

Bloomberg Barclays Municipal Bond Index[4]	–	–	–	–	1.28	3.82	4.85	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to high-yield securities risk and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/ or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Municipal Bond Fund	5

Effective maturity distribution as of December 31, 2018[5]

Credit quality as of December 31, 2018[6]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has contractually committed through October 31, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.75% for Class A, 1.50% for Class C, 0.43% for Class R6, 0.60% for Administrator Class, and 0.48% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance shown for Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns for Class R6 shares would be higher.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[5]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[6]

The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/ or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

6	Wells Fargo Municipal Bond Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2018 to December 31, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2018	Ending account value 12-31-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A

Actual	$1,000.00	$1,013.14	$3.81	0.75%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82	0.75%
Class C

Actual	$1,000.00	$1,009.33	$7.60	1.50%

Hypothetical (5% return before expenses)	$1,000.00	$1,017.64	$7.63	1.50%
Class R6

Actual	$1,000.00	$1,014.87	$2.08	0.41%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.14	$2.09	0.41%
Administrator Class

Actual	$1,000.00	$1,013.93	$3.05	0.60%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%
Institutional Class

Actual	$1,000.00	$1,014.62	$2.34	0.46%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.89	$2.35	0.46%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Municipal Bond Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 98.77%

Alabama: 1.19%

GO Revenue: 0.14%

Birmingham AL CAB Series A1	5.00%	3-1-2045	$3,000,000	$3,233,910

Jefferson County AL Series A	4.90	4-1-2021	1,095,000	1,118,619

Jefferson County AL Series C	4.90	4-1-2021	635,000	648,697

				5,001,226

Miscellaneous Revenue: 0.60%

Alabama Federal Aid Highway Finance Authority Series A	5.00	9-1-2035	19,000,000	21,920,110

Utilities Revenue: 0.30%

Southeast Alabama Gas Supply District Project #2 Series A	4.00	6-1-2049	9,000,000	9,409,590

SouthEast Alabama Gas Supply District Series A	4.00	4-1-2049	1,410,000	1,473,027

				10,882,617

Water & Sewer Revenue: 0.15%

Jefferson County AL CAB Series B (AGM Insured) (z)	5.48	10-1-2025	710,000	577,415

Jefferson County AL CAB Series B (AGM Insured) (z)	5.50	10-1-2029	4,115,000	2,557,102

Jefferson County AL CAB Series B (AGM Insured) (z)	5.80	10-1-2026	3,000,000	2,279,610

				5,414,127

				43,218,080

Alaska: 0.31%

Health Revenue: 0.31%

Alaska IDA Loan Anticipation YKHC Project	3.50	12-1-2020	11,300,000	11,384,750

Arizona: 1.41%

Education Revenue: 0.73%

Arizona Board Regents Certificates Refunding University Arizona Series C	5.00	6-1-2028	3,250,000	3,530,670

La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A 144A	5.75	6-15-2038	1,085,000	1,065,047

La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A 144A	5.88	6-15-2048	2,435,000	2,375,002

Phoenix AZ IDA Legacy Traditional Schools Project Series A 144A	6.50	7-1-2034	2,000,000	2,177,580

Pima County AZ IDA New Plan Learning Project Series A	7.75	7-1-2035	7,390,000	7,401,455

Pima County AZ IDA New Plan Learning Project Series A	8.13	7-1-2041	6,395,000	6,399,924

Pima County AZ IDA Noah Webster Schools-Pima Project	7.00	12-15-2043	3,225,000	3,447,848

				26,397,526

Health Revenue: 0.09%

Tempe AZ IDA Friendship Village Project Series A	5.25	12-1-2020	1,000,000	1,045,260

Tempe AZ IDA Friendship Village Project Series A	5.38	12-1-2021	1,000,000	1,065,130

Tempe AZ IDA Friendship Village Project Series A	5.50	12-1-2022	1,000,000	1,064,560

				3,174,950

Miscellaneous Revenue: 0.22%

Navajo Nation AZ Refunding Bond Series A 144A	5.50	12-1-2030	7,275,000	8,010,939

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Municipal Bond Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Resource Recovery Revenue: 0.09%

Yavapai County AZ IDA Waste Management Incorporated Project	2.80%	6-1-2027	$3,200,000	$3,207,392

Utilities Revenue: 0.00%

Maricopa County AZ PCR Public Service Company of New Mexico Palo Verde Project Series B	5.20	6-1-2043	100,000	103,225

Water & Sewer Revenue: 0.28%

Phoenix AZ Civic Improvement Corporation Junior Lien Refunding Bond	5.00	7-1-2034	8,805,000	10,132,090

				51,026,122

California: 5.29%

Airport Revenue: 1.89%

California Municipal Finance Authority AMT Senior Lien-Linxs Apartment Project Series A	5.00	12-31-2043	9,485,000	10,329,639

California Municipal Finance Authority Senior Lien Airport Project Series A	5.00	12-31-2047	5,600,000	6,080,144

Los Angeles CA Department of Airports Subordinate Revenue Bonds	4.00	5-15-2036	2,000,000	2,063,060

Los Angeles CA Department of Airports Subordinate Revenue Bonds Series A	5.25	5-15-2048	15,000,000	17,093,250

San Francisco CA City & County Airport Commission San Francisco International Airport Series B	5.00	5-1-2046	30,000,000	32,905,200

				68,471,293

Education Revenue: 0.18%

California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	7.13	8-1-2043	2,230,000	2,449,343

California Statewide CDA School Facility Aspire Public Schools	5.00	7-1-2020	275,000	275,000

University of California Series K	4.00	5-15-2046	3,880,000	3,939,286

				6,663,629

GO Revenue: 0.93%

Alhambra CA Unified School District CAB Election of 2008 Series B (AGC Insured) (z)	6.18	8-1-2031	7,500,000	5,018,475

Alhambra CA Unified School District CAB Election of 2008 Series B (AGM Insured) (z)	7.45	8-1-2031	2,175,000	1,455,358

Alhambra CA Unified School District CAB Election of 2008 Series B (AGM Insured) (z)	7.46	8-1-2032	3,795,000	2,426,865

Alhambra CA Unified School District CAB Election of 2008 Series B (AGM Insured) (z)	7.73	8-1-2034	5,000,000	2,921,200

Alhambra CA Unified School District CAB Election of 2008 Series B (AGM Insured) (z)	7.77	8-1-2035	6,700,000	3,738,801

California Tender Option Bond Trust Receipts/Certificates Santa Clara County CA San Jose Unified School District Series 2015 (JPMorgan Chase & Company LIQ) 144Aø	1.78	8-1-2022	2,050,000	2,050,000

Colton CA Unified School District CAB Series B (AGM Insured) (z)	6.13	8-1-2031	1,000,000	661,720

Colton CA Unified School District CAB Series B (AGM Insured) (z)	6.21	8-1-2032	1,000,000	631,850

Colton CA Unified School District CAB Series B (AGM Insured) (z)	6.29	8-1-2033	1,000,000	603,020

Compton CA Community College District CAB Election of 2002 Series C (z)	6.55	8-1-2032	2,515,000	1,504,548

Compton CA Community College District CAB Election of 2002 Series C (z)	6.60	8-1-2033	2,000,000	1,130,820

El Monte CA Union High School District CAB Election of 2008 (AGM Insured) (z)	5.40	6-1-2030	2,000,000	1,400,040

El Monte CA Union High School District CAB Election of 2008 (AGM Insured) (z)	5.46	6-1-2031	2,000,000	1,333,940

El Monte CA Union High School District CAB Election of 2008 (AGM Insured) (z)	5.52	6-1-2032	1,660,000	1,053,419

El Monte CA Union High School District CAB Election of 2008 (AGM Insured) (z)	5.59	6-1-2033	1,230,000	747,065

Ontario Montclair CA School District CAB (AGC Insured) (z)	5.83	8-1-2028	1,500,000	1,131,000

Ontario Montclair CA School District CAB (AGC Insured) (z)	6.66	8-1-2030	2,000,000	1,350,580

San Diego CA Unified School District CAB Series C (z)	6.31	7-1-2031	2,000,000	1,330,320

San Diego CA Unified School District CAB Series C (z)	6.51	7-1-2033	1,000,000	609,960

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Municipal Bond Fund	9

Security name	Interest rate	Maturity date	Principal	Value

GO Revenue (continued)

San Diego CA Unified School District CAB Series C (z)	6.54%	7-1-2034	$2,000,000	$1,166,500

Wiseburn CA School District CAB Election of 2010 Series B (AGM Insured) (z)	6.63	8-1-2034	2,530,000	1,427,477

				33,692,958

Health Revenue: 0.23%

California Statewide CDA Sutter Health Series A	6.00	8-15-2042	4,900,000	5,236,924

San Buenaventura CA Community Mental Health System	6.00	12-1-2019	1,040,000	1,072,947

San Buenaventura CA Community Mental Health System	6.25	12-1-2020	2,000,000	2,139,060

				8,448,931

Industrial Development Revenue: 0.10%

California PCFA Solid Waste Disposal AMT Green Bond Calplant I Project 144A	8.00	7-1-2039	3,270,000	3,463,846

Miscellaneous Revenue: 1.08%

Alameda County CA CAB Certificate of Participation (National Insured) (z)	6.85	6-15-2019	1,400,000	1,385,468

Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2046	8,500,000	9,335,380

California Public Works Board Department of General Services Buildings 8 & 9A	6.25	4-1-2034	4,000,000	4,046,760

California Public Works Board Judicial Council Project Series A	5.00	3-1-2031	3,260,000	3,580,067

Golden State Tobacco Securitization Corporation California Tobacco Settlement Revenue Series A	5.00	6-1-2030	970,000	1,070,240

Pasadena CA PFA CAB Rose Bowl Series A (z)	5.95	3-1-2032	2,000,000	1,291,620

Pasadena CA PFA CAB Rose Bowl Series A (z)	6.07	3-1-2033	4,295,000	2,668,226

Pasadena CA PFA CAB Rose Bowl Series A (z)	6.52	3-1-2027	2,095,000	1,680,462

Pasadena CA PFA CAB Rose Bowl Series A (z)	6.62	3-1-2028	4,450,000	3,430,639

Pasadena CA PFA CAB Rose Bowl Series A (z)	6.70	3-1-2029	4,520,000	3,356,688

Pasadena CA PFA CAB Rose Bowl Series A (z)	6.87	3-1-2031	2,185,000	1,478,087

Richmond CA Joint Powers Financing Authority Civic Center Project Series A (AGC Insured)	5.88	8-1-2037	25,000	25,534

Richmond CA Joint Powers Financing Authority Point Potrero Series A	6.25	7-1-2024	5,420,000	5,542,004

				38,891,175

Transportation Revenue: 0.34%

Bay Area CA Toll Authority Toll Bridge Series A (SIFMA Municipal Swap +1.25%) ±	2.88	4-1-2036	12,000,000	12,417,360

Utilities Revenue: 0.54%

M-S-R California Energy Authority Gas Series B	6.13	11-1-2029	15,925,000	19,451,114

				191,500,306

Colorado: 1.86%

Education Revenue: 0.92%

Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series A	6.00	12-15-2037	2,900,000	2,740,181

Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series B-2	7.00	12-15-2046	3,940,000	3,930,189

Colorado ECFA Charter School Community Leadership Academy	5.75	7-1-2019	195,000	195,367

Colorado ECFA Charter School Community Leadership Academy Second Campus Project	7.00	8-1-2033	1,240,000	1,383,728

Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A	7.50	9-1-2033	5,015,000	6,231,489

Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A	8.00	9-1-2043	5,930,000	7,484,550

Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A	8.13	9-1-2048	3,795,000	4,810,846

Colorado ECFA Charter School Twin Peaks Charter Academy	6.50	3-15-2043	1,290,000	1,354,397

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Municipal Bond Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Education Revenue (continued)

Colorado PFA Charter School Highline Academy Project	6.25%	12-15-2020	$150,000	$158,117

Colorado PFA Charter School Highline Academy Project	6.75	12-15-2025	455,000	496,951

Colorado PFA Charter School Highline Academy Project	7.38	12-15-2040	4,010,000	4,424,193

				33,210,008

Health Revenue: 0.51%

Colorado Health Facilities Authority Catholic Health Initiatives Series A	5.00	7-1-2039	14,260,000	14,394,757

Colorado Health Facilities Authority Catholic Health Initiatives Series D-1	6.25	10-1-2033	4,000,000	4,015,360

				18,410,117

Tax Revenue: 0.09%

Denver CO City & County Refunding and Improvement Bonds Series A	5.00	8-1-2044	3,000,000	3,360,750

Transportation Revenue: 0.18%

Colorado E-470 Public Highway Authority CAB Series B (National Insured) (z)	4.67	9-1-2022	4,600,000	4,181,860

Colorado High Performance Transportation Enterprise U.S. 36 & I-25 Managed Lanes	5.75	1-1-2044	2,160,000	2,323,015

				6,504,875

Water & Sewer Revenue: 0.16%

Aurora Colorado Water Revenue Refunding Bonds First Lien	5.00	8-1-2046	5,000,000	5,633,500

				67,119,250

Connecticut: 0.63%

GO Revenue: 0.24%

Hamden CT BAN	5.00	8-15-2026	1,235,000	1,365,898

Hartford CT Series A	5.00	4-1-2028	3,165,000	3,407,502

Hartford CT Series B	5.00	4-1-2025	1,220,000	1,329,214

Hartford CT Series B	5.00	4-1-2026	1,470,000	1,594,215

Hartford CT Series B	5.00	4-1-2027	1,000,000	1,079,100

				8,775,929

Tax Revenue: 0.39%

Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose	5.00	10-1-2036	5,000,000	5,588,200

Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose	5.00	10-1-2037	7,500,000	8,343,075

				13,931,275

				22,707,204

Delaware: 0.40%

Education Revenue: 0.28%

Delaware EDA Odyssey Charter School Incorporated Project Series A 144A	7.00	9-1-2045	7,500,000	7,783,125

Kent County DE Charter School Incorporated Project	7.38	5-1-2037	2,110,000	2,233,372

				10,016,497

Transportation Revenue: 0.12%

Delaware Transportation Authority US 301 Project	5.00	6-1-2055	3,950,000	4,320,708

				14,337,205

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Municipal Bond Fund	11

Security name	Interest rate	Maturity date	Principal	Value

District of Columbia: 0.51%

Education Revenue: 0.07%

District of Columbia Cesar Chavez Public Charter School	6.50%	11-15-2021	$2,265,000	$2,301,263

Tax Revenue: 0.44%

District of Columbia Income Tax Secured Series G	5.00	12-1-2036	15,000,000	16,041,900

				18,343,163

Florida: 7.31%

Airport Revenue: 1.51%

Hillsborough County FL Aviation Authority Revenue Tampa International Airport	5.00	10-1-2048	7,000,000	7,756,560

Hillsborough County FL Aviation Authority Revenue Tampa International Airport Series E	5.00	10-1-2048	10,000,000	11,124,100

Hillsborough County FL Aviation Authority Revenue Tampa International Airport Series F	5.00	10-1-2048	17,000,000	19,284,460

Jacksonville FL Port Authority Series B	5.00	11-1-2044	4,080,000	4,592,244

Jacksonville FL Port Authority Series B	5.00	11-1-2048	9,870,000	11,083,023

Miami-Dade County FL Seaport AMT Series B	6.00	10-1-2033	500,000	569,170

				54,409,557

Education Revenue: 0.72%

Florida Development Finance Corporation Educational Facilities Renaissance Charter School Project Series A	8.50	6-15-2044	13,290,000	15,096,510

Florida Higher Educational Facilities Authority Jacksonville University Project Series A-1 144A	5.00	6-1-2048	2,000,000	2,063,540

Lakeland FL Educational Facilities Authority Florida Southern College Project Series A	5.00	9-1-2025	530,000	573,550

Lakeland FL Educational Facilities Authority Florida Southern College Project Series A	5.00	9-1-2028	1,195,000	1,281,530

Pinellas County FL Educational Facilities Authority Barry University Project	5.00	10-1-2027	1,600,000	1,677,728

Seminole County FL IDA Choices in Learning Series A	6.20	11-15-2026	1,535,000	1,604,643

Seminole County FL IDA Choices in Learning Series A	7.38	11-15-2041	3,525,000	3,734,103

				26,031,604

GO Revenue: 0.86%

Miami-Dade County FL School District	5.00	3-15-2046	15,000,000	16,672,350

Miami-Dade County FL Series 2014-A	5.00	7-1-2043	12,935,000	14,475,559

				31,147,909

Health Revenue: 1.24%

Atlantic Beach FL Health Care Facilities Fleet Landing Project Series B	5.63	11-15-2043	5,000,000	5,401,700

Collier County Florida IDA NCH Healthcare System Project	6.25	10-1-2039	17,015,000	18,476,248

Florida Tender Option Bond Trust Receipts/Floater Certificates Series 2017-XF2517 (Morgan Stanley Bank LIQ) 144Aø	1.73	8-15-2047	2,920,000	2,920,000

Holmes County FL Hospital Corporation Doctors Memorial Hospital Project	6.00	11-1-2038	2,500,000	2,380,225

Miami FL HFA Babtist Health South Florida Obligated Group	4.00	8-15-2047	10,000,000	10,065,000

St. Petersburg FL Health Facilities Authority All Children’s Project Series A	6.50	11-15-2039	5,500,000	5,718,240

				44,961,413

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Municipal Bond Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Housing Revenue: 0.10%

Florida Housing Finance Corporation Journet Place Apartments Series 1	7.60%	12-15-2047	$795,000	$935,341

Florida Housing Finance Corporation Villa Capri Phase III	7.60	12-15-2042	2,635,000	2,757,396

				3,692,737

Miscellaneous Revenue: 0.38%

Championsgate FL Community Development District Capital Improvement Series A	6.25	5-1-2020	540,000	541,161

CityPlace Florida Community Development District	5.00	5-1-2022	1,000,000	1,083,980

Collier County FL School Board Refunding Bond Certificate of Participation (AGM Insured)	5.25	2-15-2021	1,000,000	1,068,730

Crossings at Fleming Island Florida Community Development District Refunding Bond Senior Lien Series A-1	2.63	5-1-2019	1,285,000	1,286,773

Indigo FL Community Development District Series C ††	7.00	5-1-2030	2,536,248	1,141,312

Lakeside Plantation FL Community Development District Series A	6.95	5-1-2031	1,091,000	1,091,840

Marshall Creek Florida Community Development District ††	5.00	5-1-2032	1,960,000	1,846,928

Marshall Creek Florida Community Development District	6.32	5-1-2045	130,000	120,740

Orlando FL Capital Improvement Special Revenue Series B	5.00	10-1-2033	1,525,000	1,740,040

Orlando FL Capital Improvement Special Revenue Series B	5.00	10-1-2035	1,680,000	1,905,305

Orlando FL Capital Improvement Special Revenue Series B	5.00	10-1-2036	1,765,000	2,000,698

				13,827,507

Resource Recovery Revenue: 0.11%

Florida Development Finance Corporation Solid Waste AMT Pro USA Incorporated 144A	5.00	8-1-2029	4,000,000	4,098,480

Tax Revenue: 1.75%

Florida Board of Education Public Education Refunding Capital Outlay Series D	4.00	6-1-2031	8,000,000	8,355,200

Florida Series B	4.00	7-1-2048	53,365,000	55,068,944

				63,424,144

Transportation Revenue: 0.37%

Miami-Dade County FL Expressway Authority Toll System Series DCL-2012-003 (Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) 144Aø	1.96	7-1-2029	13,180,000	13,180,000

Water & Sewer Revenue: 0.27%

Daytona Beach FL Refunding & Improvement Bonds Project (AGM Insured)	5.00	11-1-2031	1,155,000	1,261,953

Daytona Beach FL Refunding & Improvement Bonds Project (AGM Insured)	5.00	11-1-2032	1,465,000	1,597,290

Viera East Florida Community Development District Water Management Project (National Insured)	5.75	5-1-2020	2,020,000	2,095,710

Viera East Florida Community Development District Water Management Project (National Insured)	5.75	5-1-2021	2,140,000	2,275,740

Viera East Florida Community Development District Water Management Project (National Insured)	5.75	5-1-2022	2,265,000	2,468,261

				9,698,954

				264,472,305

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Municipal Bond Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Georgia: 1.96%

Education Revenue: 0.26%

Cobb County GA Development Authority Charter Learning Center Foundation Central Project Series A ††	4.38%	7-1-2025	$1,705,000	$1,429,216

Georgia Private Colleges & Universities Authority Series A	5.25	10-1-2027	2,655,000	2,825,557

Georgia Private Colleges & Universitities Authority Mercer University Project	5.00	10-1-2040	5,000,000	5,274,550

				9,529,323

Health Revenue: 0.25%

Fulton County GA Development Authority Hospital Revenue Bond Series A	5.00	4-1-2047	2,250,000	2,424,578

Gainesville GA Hospital Authority Series C ø	1.88	2-15-2047	6,645,000	6,645,000

				9,069,578

Transportation Revenue: 0.14%

Georgia Road & Tollway Authority CAB I-75 South Expressway Lanes Project Series A (z)144A	6.86	6-1-2034	3,750,000	1,340,063

Georgia Road & Tollway Authority CCAB I-75 South Expressway Lanes Project Series B (z)144A	1.97	6-1-2049	5,600,000	3,794,504

				5,134,567

Utilities Revenue: 1.31%

Appling County GA Development Authority Oglethorpe Power Corporation Hatch Project	2.40	1-1-2038	16,530,000	16,451,317

Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series F	3.00	11-1-2045	5,000,000	4,960,100

Georgia Municipal Electric Authority Power Series EE (Ambac Insured)	7.25	1-1-2024	400,000	485,336

Main Street Natural Gas Incorporated Georgia Gas Project Series A (Royal Bank of Canada LIQ)	4.00	3-1-2023	1,000,000	1,062,160

Main Street Natural Gas Incorporated Georgia Gas Project Series C	4.00	8-1-2048	15,000,000	15,838,800

Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series A (Royal Bank of Canada LIQ)	4.00	4-1-2048	8,000,000	8,427,280

				47,224,993

				70,958,461

Guam: 0.09%

Housing Revenue: 0.00%

Guam Housing Corporation Guaranteed Mortgage-Backed Securities Series A (FHLMC Insured)	5.75	9-1-2031	60,000	60,598

Miscellaneous Revenue: 0.09%

Guam Government Limited Obligation Bonds Section 30 Series A	5.38	12-1-2024	3,195,000	3,298,901

				3,359,499

Hawaii: 0.30%

Airport Revenue: 0.22%

Hawaii Airports System Revenue Series A	5.00	7-1-2048	7,000,000	7,752,500

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Municipal Bond Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

GO Revenue: 0.08%

Hawaii Prerefunded Bond Series DZ	5.00%	12-1-2031	$1,670,000	$1,816,409

Hawaii Unrefunded Bond Series DZ	5.00	12-1-2031	1,030,000	1,121,835

				2,938,244

				10,690,744

Idaho: 0.13%

Education Revenue: 0.13%

Idaho Housing & Finance Association Idaho Arts Charter School Incorporated Project Series A	5.75	12-1-2032	500,000	533,610

Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A	5.85	5-1-2033	700,000	700,994

Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A	6.25	5-1-2043	1,365,000	1,372,548

Idaho Housing & Finance Association Liberty Charter School Series A	6.00	6-1-2038	500,000	500,665

Idaho Housing & Finance Association Nonprofit CAB North Star Charter School Series B 144A(z)	0.00	7-1-2049	1,276,564	158,473

Idaho Housing & Finance Association Nonprofit North Star Charter School Series A	6.75	7-1-2048	1,322,876	1,347,653

				4,613,943

Illinois: 14.75%

Airport Revenue: 0.82%

Chicago IL O’Hare International Airport AMT Passenger Facility Charge Series B	5.00	1-1-2026	5,000,000	5,354,000

Chicago IL O’Hare International Airport AMT Senior Lien Series C	5.50	1-1-2044	4,000,000	4,342,400

Chicago IL O’Hare International Airport Customer Facility Charge Senior Lien (AGM Insured)	5.50	1-1-2043	4,530,000	4,969,410

Chicago IL O’Hare International Airport Customer Facility Charge Senior Lien Series D	5.75	1-1-2043	4,500,000	5,005,575

Chicago IL O’Hare International Airport Senior Lien Series B	5.00	1-1-2039	8,000,000	8,865,840

Chicago IL O’Hare International Airport Transportation Infrastructure Properties Obligated Group	5.00	7-1-2038	1,000,000	1,100,760

				29,637,985

Education Revenue: 1.14%

Illinois Finance Authority Charter Schools Project Series A	6.25	9-1-2039	7,955,000	8,719,396

Illinois Finance Authority Charter Schools Refunding & Improvement Bonds Series A	6.88	10-1-2031	1,655,000	1,737,386

Illinois Finance Authority Charter Schools Refunding & Improvement Bonds Series A	7.13	10-1-2041	3,800,000	3,978,486

Illinois Finance Authority Student Housing Illinois State University	6.75	4-1-2031	8,000,000	8,835,200

University of Illinois Auxiliary Facilities Systems CAB Series A (National Insured) (z)	6.01	4-1-2026	2,355,000	1,891,277

University of Illinois Auxiliary Facilities Systems CAB Series A (National Insured) (z)	6.05	4-1-2027	2,435,000	1,877,312

University of Illinois Auxiliary Facilities Systems Series A	5.75	4-1-2038	14,000,000	14,133,700

				41,172,757

GO Revenue: 4.97%

Chicago IL Board of Education CAB City Colleges (National Insured) (z)	4.96	1-1-2025	9,935,000	8,003,139

Chicago IL Board of Education CAB School Reform Series A (National Insured) (z)	5.01	12-1-2020	1,000,000	944,500

Chicago IL Board of Education CAB School Reform Series B-1 (National Insured) (z)	4.59	12-1-2023	2,930,000	2,454,315

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Municipal Bond Fund	15

Security name	Interest rate	Maturity date	Principal	Value

GO Revenue (continued)

Chicago IL Board of Education CAB School Reform Series B-1 (National Insured) (z)	4.96%	12-1-2026	$4,245,000	$3,103,137

Chicago IL CAB City Colleges (National Insured) (z)	5.30	1-1-2030	5,995,000	3,820,554

Chicago IL CAB Project & Refunding Bond Series C (AGM Insured) (z)	4.77	1-1-2026	7,360,000	5,746,320

Chicago IL Neighborhoods Alive 21 Program Series B	5.50	1-1-2032	1,285,000	1,365,017

Chicago IL Neighborhoods Alive 21 Program Series B	5.50	1-1-2034	1,500,000	1,586,115

Chicago IL Series A (National Insured)	5.00	1-1-2029	3,835,000	3,844,741

Chicago IL Series A	5.50	1-1-2034	7,175,000	7,583,042

Chicago IL Series A	5.50	1-1-2035	1,715,000	1,808,828

Chicago IL Series A (AGM Insured)	5.00	1-1-2028	9,550,000	9,804,890

Chicago IL Series A	5.50	1-1-2033	12,730,000	13,488,326

Cook County IL Series A	5.25	11-15-2022	3,000,000	3,153,960

Cook County IL Series C (AGM Insured)	5.00	11-15-2024	4,240,000	4,647,930

Cook County IL Series C	5.00	11-15-2025	2,140,000	2,308,889

Cook County IL Series C	5.00	11-15-2027	325,000	348,797

Cook County IL Series G	5.00	11-15-2028	27,000,000	28,007,100

DeKalb, Kane & Lasalle Counties IL CAB Kishwaukee Community College District #523 Series B (z)	3.46	2-1-2019	725,000	723,782

Illinois (AGM Insured)	5.00	4-1-2026	3,000,000	3,293,610

Illinois	5.50	1-1-2030	2,900,000	3,229,237

Illinois Series 1 (National Insured)	6.00	11-1-2026	3,200,000	3,646,656

Illinois Series A (AGM Insured)	5.00	4-1-2024	3,000,000	3,254,760

Kane, Cook & DuPage Counties IL Refunding Bond Series D	5.00	1-1-2028	800,000	877,200

Kane, Cook & DuPage Counties IL School District #46 CAB Series B (Ambac Insured) (z)	5.06	1-1-2023	8,215,000	7,518,614

Kane, Cook & DuPage Counties IL School District #46 CAB Series B (Ambac Insured) (z)	4.78	1-1-2023	16,725,000	15,008,179

Kendall, Kane & Will Counties IL CAB School District #308 (AGM Insured) (z)	3.95	2-1-2025	805,000	677,391

Kendall, Kane & Will Counties IL CAB School District #308 (AGM Insured) (z)	5.21	2-1-2026	5,050,000	4,090,349

Kendall, Kane & Will Counties IL CAB School District #308 (AGM Insured) (z)	5.33	2-1-2027	12,050,000	9,383,817

Lake County IL School District #24 Millburn CAB (National Insured) (z)	4.41	1-1-2024	2,000,000	1,699,220

Lake County IL School District #38 Big Hollow CAB (Ambac Insured) (z)	4.95	2-1-2021	1,325,000	1,239,657

Lake County IL School District #38 Big Hollow CAB (Ambac Insured) (z)	5.43	2-1-2020	1,250,000	1,209,363

Lake County IL School District #38 Big Hollow CAB (Ambac Insured) (z)	5.78	2-1-2024	5,385,000	4,497,121

Lake County IL School District #38 Big Hollow CAB (Ambac Insured) (z)	2.53	2-1-2019	675,000	673,488

Lake County IL Township High School District #126 Zion-Benton CAB (National Insured) (z)	9.25	2-1-2020	910,000	887,559

McHenry & Kane Counties IL Community Consolidated School District #158	5.63	1-15-2032	2,500,000	2,742,950

McHenry & Kane Counties IL Community Consolidated School District #158 CAB (National Insured) (z)	0.00	1-1-2019	765,000	765,000

McHenry & Kane Counties IL Community Consolidated School District #158 CAB (AGM/FGIC Insured) (z)	4.08	1-1-2023	1,035,000	928,757

Tazewell County IL School District #51 (National Insured)	9.00	12-1-2023	350,000	448,168

Will & Cook Counties IL Lincoln-Way Community High School District #210 CAB Series B (z)	5.69	1-1-2032	400,000	221,232

Will & Cook Counties IL Lincoln-Way Community High School District #210 Refunding Bond Series A	5.00	1-1-2028	500,000	509,595

Will County IL Community Unit School (National Insured) (z)	2.76	11-1-2020	2,110,000	2,017,055

Will County IL Community Unit School District #201 Crete-Monee Prerefunded Bond CAB (National Insured) (z)	5.35	11-1-2023	430,000	381,758

Will County IL Community Unit School District #201 Crete-Monee Unrefunded Bond CAB (National Insured) (z)	5.35	11-1-2023	1,070,000	932,922

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Municipal Bond Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

GO Revenue (continued)

Will County IL Lincoln-Way Community High School District #210 CAB Series B (z)	6.13%	1-1-2033	$2,830,000	$1,479,213

Will County IL Lincoln-Way Community High School District #210 Unrefunded CAB (AGM Insured) (z)	3.64	1-1-2026	7,000,000	5,461,470

				179,817,723

Health Revenue: 0.23%

Illinois Finance Authority Centegra Health System Project	5.00	9-1-2020	1,465,000	1,537,400

Illinois Finance Authority Friendship Village of Schaumberg	5.00	2-15-2022	1,680,000	1,703,604

Illinois Finance Authority Northwestern Memorial Hospital Project Series A	6.00	8-15-2039	5,000,000	5,128,100

				8,369,104

Housing Revenue: 0.08%

Illinois Housing Development Authority Multifamily Housing Revenue Bonds	1.80	12-1-2020	2,900,000	2,896,781

Miscellaneous Revenue: 1.32%

Chicago IL Board of Education Series C	5.00	12-1-2021	7,240,000	7,517,509

Chicago Illinois Board Education Series C	5.00	12-1-2020	4,600,000	4,734,090

Cook County IL Community Unit School District #401 Elmwood Park Limited Tax Debt Certificates Series A	5.00	12-1-2028	9,000,000	9,039,420

Illinois	5.00	8-1-2024	2,000,000	2,086,320

Illinois	5.00	8-1-2025	6,165,000	6,416,409

Illinois	5.25	7-1-2030	2,500,000	2,621,100

Illinois	5.50	7-1-2025	6,000,000	6,479,520

Illinois	5.50	7-1-2026	4,450,000	4,788,423

Illinois Series 2013	5.50	7-1-2038	4,000,000	4,184,280

				47,867,071

Tax Revenue: 4.84%

Chicago IL Certificate of Participation River Point Plaza Redevelopment Project Series A 144A	4.84	4-15-2028	5,250,000	5,161,013

Chicago IL Motor Fuel Refunding Bond	5.00	1-1-2026	4,000,000	4,194,240

Chicago IL Motor Fuel Refunding Bond	5.00	1-1-2028	1,000,000	1,044,400

Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2024	680,000	719,977

Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2025	2,595,000	2,733,028

Chicago IL Refunding Bonds Series 2002	5.00	1-1-2028	4,430,000	5,136,541

Chicago IL Refunding Bonds Series 2002	5.00	1-1-2029	1,500,000	1,739,235

Chicago IL Series A	5.25	1-1-2038	6,000,000	6,573,180

Chicago IL Transit Authority Sales Tax Receipts Bonds (AGM Insured)	5.00	12-1-2044	4,000,000	4,335,520

Chicago IL Transit Authority Sales Tax Receipts Bonds	5.00	12-1-2046	18,250,000	19,540,458

Illinois Regional Transportation Authority (AGM Insured)	5.75	6-1-2023	400,000	449,044

Illinois Sales Tax Revenue Build Illinois Bond	5.00	6-15-2029	3,000,000	3,106,140

Illinois Sales Tax Revenue Build Illinois Bonds Junior Obligation Series C	4.00	6-15-2029	10,580,000	10,600,102

Illinois Sales Tax Securitization Series C	5.00	1-1-2022	2,000,000	2,132,660

Illinois Sales Tax Securitization Series C	5.00	1-1-2023	2,500,000	2,710,425

Illinois Sales Tax Securitization Series C	5.00	1-1-2024	2,500,000	2,744,900

Illinois Sales Tax Series C	4.00	6-15-2031	5,000,000	4,927,550

Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured) (z)	3.26	6-15-2022	2,295,000	2,022,331

Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured) (z)	3.99	6-15-2025	2,575,000	2,008,423

Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured) (z)	4.12	6-15-2026	2,020,000	1,506,072

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Municipal Bond Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Tax Revenue (continued)

Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured) (z)	4.50%	6-15-2024	$17,570,000	$14,295,831

Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured) (z)	4.78	6-15-2021	7,705,000	7,056,701

Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2025	3,745,000	4,138,787

Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2026	4,775,000	5,246,770

Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2027	8,845,000	9,676,961

Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2028	4,030,000	4,394,312

Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.25	6-15-2032	3,500,000	3,839,640

Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured) (z)	3.44	12-15-2026	12,245,000	8,916,687

Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B (National Insured) (z)	4.25	6-15-2029	8,000,000	5,170,880

Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured) (z)	4.38	6-15-2031	10,035,000	5,844,083

Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured) (z)	4.33	12-15-2030	25,700,000	15,385,305

Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured) (z)	4.38	12-15-2031	9,800,000	5,570,516

Southwestern Illinois Development Authority Local Government Program Collinsville Limited	5.00	3-1-2025	2,400,000	1,918,584

				174,840,296

Tobacco Revenue: 0.09%

Railsplitter IL Tobacco Settlement Authority	5.00	6-1-2024	3,000,000	3,357,960

Transportation Revenue: 0.24%

Chicago IL Public Building Commission Transit Authority (Ambac Insured)	5.25	3-1-2025	2,960,000	3,310,790

Chicago IL Public Building Commission Transit Authority (Ambac Insured)	5.25	3-1-2027	3,400,000	3,831,936

Illinois Toll Highway Authority Toll Senior Series B	5.00	1-1-2039	1,500,000	1,646,940

				8,789,666

Utilities Revenue: 0.47%

Illinois Municipal Electric Agency Power Supply System Series A	5.00	2-1-2030	7,000,000	7,919,170

Illinois Municipal Electric Agency Power Supply System Series A	5.00	2-1-2031	8,000,000	9,024,880

				16,944,050

Water & Sewer Revenue: 0.55%

Chicago IL Second Lien	5.00	11-1-2029	4,600,000	4,916,434

Chicago IL Wastewater Refunding Bond Second Lien Series C	5.00	1-1-2039	5,000,000	5,338,300

Chicago IL Wastewater Transmission Second Lien	5.00	1-1-2027	4,000,000	4,260,560

Chicago IL Waterworks Second Lien	5.00	11-1-2030	5,000,000	5,338,350

				19,853,644

				533,547,037

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Municipal Bond Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Indiana: 1.23%

Health Revenue: 0.46%

Indiana Finance Authority Health System Revenue Bonds Franciscan Alliance Incorporated Obligated Group Series C	4.00%	11-1-2033	$12,885,000	$13,320,642

Indiana Health Facility Financing Authority Ascension Health Credit Group	5.00	11-15-2034	2,750,000	3,099,828

				16,420,470

Industrial Development Revenue: 0.49%

Indiana Finance Authority Duke Energy Indiana Incorporated Series 2009A-4 (Sumitomo Mitsui Banking LOC) ø	1.32	12-1-2039	900,000	900,000

Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A	5.00	7-1-2035	9,970,000	10,603,992

Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A	5.00	7-1-2040	2,470,000	2,610,222

Valparaiso IN Pratt Paper LLC Project	5.88	1-1-2024	905,000	986,133

Whiting IN	5.00	3-1-2046	2,500,000	2,719,650

				17,819,997

Miscellaneous Revenue: 0.19%

Carmel IN Local Public Impovement Multipurpose Bonds	5.00	7-15-2031	6,000,000	6,926,100

Resource Recovery Revenue: 0.09%

Whiting IN BP Products North America Incorporated Project (SIFMA Municipal Swap +0.75%)±	2.38	12-1-2044	3,155,000	3,158,881

				44,325,448

Iowa: 0.17%

GO Revenue: 0.06%

Altoona IA Annual Appropriation Urban Renewal Series C	5.00	6-1-2031	1,805,000	2,026,672

Industrial Development Revenue: 0.11%

Iowa Finance Authority Midwestern Disaster Area Project (Korea Development Bank LOC) ø	1.96	4-1-2022	4,000,000	4,000,000

				6,026,672

Kansas: 0.40%

Tax Revenue: 0.40%

Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 144A(z)	6.86	9-1-2034	39,510,000	14,470,933

Kentucky: 1.45%

Health Revenue: 0.31%

Kentucky EDFA Norton Healthcare Incorporated Series B (National Insured) (z)	5.13	10-1-2024	9,260,000	7,746,916

Kentucky EDFA Norton Healthcare Incorporated Series B (National Insured) (z)	6.31	10-1-2028	5,140,000	3,665,437

				11,412,353

Transportation Revenue: 0.18%

Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (z)	6.60	7-1-2030	2,000,000	1,169,560

Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (z)	6.70	7-1-2031	2,780,000	1,512,098

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Municipal Bond Fund	19

Security name	Interest rate	Maturity date	Principal	Value

Transportation Revenue (continued)

Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (z)	6.76%	7-1-2032	$2,500,000	$1,263,600

Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series C	3.12	7-1-2033	1,000,000	977,520

Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series C	2.99	7-1-2034	1,505,000	1,465,930

				6,388,708

Utilities Revenue: 0.96%

Kentucky Public Energy Authority Gas Supply Series B	4.00	1-1-2049	15,000,000	15,856,950

Kentucky Public Energy Authority Gas Supply Series C	4.00	12-1-2049	15,000,000	15,731,400

Kentucky Public Energy Gas Supply Series A-2	4.00	4-1-2048	3,000,000	3,135,570

				34,723,920

				52,524,981

Louisiana: 1.23%

Airport Revenue: 0.54%

New Orleans LA Aviation Board AMT Series B (AGM Insured)	5.00	1-1-2033	3,000,000	3,271,920

New Orleans LA Aviation Board AMT Series B	5.00	1-1-2034	4,500,000	4,884,930

New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2036	1,250,000	1,405,925

New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2037	1,750,000	1,959,650

New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2038	1,500,000	1,674,780

New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Series A	6.50	1-1-2040	6,500,000	6,500,000

				19,697,205

GO Revenue: 0.06%

New Orleans LA (FGIC Insured)	5.50	12-1-2021	2,050,000	2,163,898

Industrial Development Revenue: 0.42%

St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series A-1 ø	1.88	11-1-2040	15,000,000	15,000,000

Miscellaneous Revenue: 0.21%

Louisiana Series D	4.00	9-1-2032	7,005,000	7,451,429

				44,312,532

Maine: 0.03%

Education Revenue: 0.03%

Maine Educational Loan Authority Student Loan Series A-3 Class A (AGC Insured)	5.88	12-1-2039	1,190,000	1,205,292

Maryland: 1.38%

Education Revenue: 0.45%

Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016-A	5.75	8-1-2033	1,585,000	1,499,664

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Municipal Bond Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Education Revenue (continued)

Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016-A 144A	6.90%	8-1-2041	$8,480,000	$8,598,381

Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016-A	7.00	8-1-2046	6,085,000	6,195,199

				16,293,244

GO Revenue: 0.30%

Montgomery County MD Consolidated Public Improvement Series A	4.00	11-1-2030	10,000,000	10,713,100

Housing Revenue: 0.17%

Maryland CDA Belnor Senior Residences Series D	1.83	6-1-2019	6,200,000	6,175,076

Miscellaneous Revenue: 0.01%

Howard County MD Certificate of Participation Agricultural Land Preservation #90-23 Series A	8.00	8-15-2020	290,000	314,479

Tax Revenue: 0.45%

Maryland Consolidated Department of Transportation	4.00	2-1-2030	15,280,000	16,266,935

				49,762,834

Massachusetts: 1.84%

Education Revenue: 0.30%

Massachusetts Development Finance Agency Sabis International Charter Series A	8.00	4-15-2031	2,150,000	2,252,426

Massachusetts Development Finance Agency Sabis International Charter Series A	8.00	4-15-2039	3,900,000	4,085,796

Massachusetts Educational Financing Authority AMT Issue J	5.00	7-1-2021	3,000,000	3,190,020

Massachusetts Educational Financing Authority AMT Series B	5.38	1-1-2020	110,000	112,530

Massachusetts Educational Financing Authority Series I	6.00	1-1-2028	965,000	989,521

				10,630,293

GO Revenue: 0.29%

Massachusetts	5.00	3-1-2041	7,500,000	8,257,200

Massachusetts Series E	5.25	9-1-2048	1,765,000	2,063,585

				10,320,785

Miscellaneous Revenue: 0.32%

Massachusetts Series A	5.00	12-1-2036	10,850,000	11,632,068

Tax Revenue: 0.73%

Massachusetts Series D	4.00	5-1-2036	15,000,000	15,713,700

Massachusetts Transportation Fund	5.00	6-1-2048	9,425,000	10,752,888

				26,466,588

Transportation Revenue: 0.20%

Massachusetts Transportation Fund Revenue Rail Enhancement & Accelerated Bridge Programs Series A	5.00	6-1-2047	6,485,000	7,324,354

				66,374,088

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Municipal Bond Fund	21

Security name	Interest rate	Maturity date	Principal	Value

Michigan: 5.86%

Education Revenue: 0.56%

Michigan Finance Authority Limited Obligation Public School Holly Academy	6.50%	10-1-2020	$70,000	$72,070

Michigan Finance Authority Limited Obligation Public School Holly Academy	8.00	10-1-2040	1,350,000	1,440,059

Michigan Finance Authority Public School Academy University Learning	6.25	11-1-2020	190,000	193,823

Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project 144A	6.50	9-1-2037	3,565,000	2,629,081

Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project	8.50	9-1-2029	1,500,000	1,249,365

Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project	8.75	9-1-2039	3,500,000	2,689,925

Michigan Public Educational Facilities Authority Limited Obligation Crescent Academy Project	7.00	10-1-2036	1,082,500	1,082,933

Michigan Public Educational Facilities Authority Limited Obligation Madison Academy Project	8.38	12-1-2030	2,085,000	2,181,410

Michigan Public Educational Facilities Authority Limited Obligation Madison Academy Project	8.63	12-1-2039	4,170,000	4,346,933

Oakland County MI Economic Development Corporation The Academy of The Sacred Heart Project Series A	6.50	12-15-2036	4,350,000	4,367,792

				20,253,391

GO Revenue: 0.45%

Livonia MI Public Schools School District Building & Site Series I	5.00	5-1-2026	1,075,000	1,176,695

Livonia MI Public Schools School District Building & Site Series I	5.00	5-1-2028	1,450,000	1,577,876

Livonia MI Public Schools School District Building & Site Series I	5.00	5-1-2029	1,350,000	1,467,342

Livonia MI Public Schools School District Building & Site Series I	5.00	5-1-2030	1,775,000	1,920,248

Livonia MI Public Schools School District Building & Site Series I	5.00	5-1-2031	1,425,000	1,538,601

Wayne County MI Building Improvement Series A	6.75	11-1-2039	8,345,000	8,428,533

				16,109,295

Health Revenue: 0.73%

Michigan Finance Authority Trinity Health Credit Group Series A	5.00	12-1-2047	24,620,000	26,283,081

Housing Revenue: 0.27%

Michigan Housing Developement Authority Multifamily Housing Revenue Bonds Renaissance Estates of Ecorse Phase II Project	1.78	11-1-2020	9,800,000	9,785,006

Miscellaneous Revenue: 0.43%

Michigan Finance Authority Charter Company Wayne Criminal Justice Center Project	4.00	11-1-2048	6,000,000	6,077,700

Michigan Finance Authority Limited Obligation Public School Madison Academy Project Series A	7.50	12-1-2020	140,000	144,250

Michigan Finance Authority Limited Obligation Public School Madison Academy Project Series A	8.00	12-1-2030	1,135,000	1,179,889

Michigan Finance Authority Limited Obligation Public School Madison Academy Project Series A	8.25	12-1-2039	2,220,000	2,299,432

Michigan Municipal Bond Authority Local Government Loan Program CAB Series G (Ambac Insured) (z)	5.46	5-1-2020	205,000	197,698

Michigan Municipal Bond Authority Local Government Loan Program CAB Series G (Ambac Insured) (z)	7.08	5-1-2019	75,000	74,364

Michigan Municipal Bond Authority Local Government Loan Program Series A (Ambac Insured)	4.00	11-1-2021	80,000	79,998

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Municipal Bond Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Miscellaneous Revenue (continued)

Michigan Municipal Bond Authority Local Government Loan Program Series B Group A (Ambac Insured)	5.25%	12-1-2023	$920,000	$923,413

Michigan Municipal Bond Authority Local Government Loan Program Series C (Ambac Insured)	4.00	5-1-2019	100,000	100,042

Michigan Municipal Bond Authority Local Government Loan Program Series C (Ambac Insured)	4.75	5-1-2027	4,610,000	4,610,231

				15,687,017

Tax Revenue: 1.36%

Detroit MI Downtown Development Authority CAB (z)	4.44	7-1-2020	2,070,000	1,935,119

Detroit MI Downtown Development Authority CAB (z)	5.36	7-1-2019	3,050,000	2,984,639

Detroit MI Downtown Development Authority Tax Increment Revenue Refunding Bond Catalyst Development Project Series A (AGM Insured)	5.00	7-1-2021	400,000	425,636

Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2031	1,340,000	1,487,105

Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2032	2,000,000	2,217,340

Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2033	2,975,000	3,294,961

Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2034	6,615,000	7,322,739

Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2039	7,955,000	8,801,730

Michigan Finance Authority Refunding Bond Local Government Loan Program City of Detroit Financial Recovery Series F	4.50	10-1-2029	7,000,000	7,413,420

Michigan Finance Authority Refunding Bond Local Government Loan Program Public Lighting Authority Series B	5.00	7-1-2044	12,625,000	13,427,824

				49,310,513

Utilities Revenue: 0.03%

Michigan Strategic Fund Limited Obligation Detroit Edison Company Exempt Facilities Project Series KT	5.63	7-1-2020	1,200,000	1,259,736

Water & Sewer Revenue: 2.03%

Detroit MI Water Supply System Second Lien Series B (AGM Insured)	7.00	7-1-2036	9,675,000	9,922,003

Great Lakes Michigan Water Authority Sewage Disposal System Series 2016-C	5.00	7-1-2036	8,500,000	9,458,460

Great Lakes Michigan Water Authority Water Supply System Series 2016-D	4.00	7-1-2032	11,000,000	11,411,290

Great Lakes Michigan Water Authority Water Supply System Series 2016-D (AGM Insured)	4.00	7-1-2033	11,000,000	11,418,660

Michigan Finance Authority Local Government Loan Program Series C (National Insured)	5.00	7-1-2025	2,000,000	2,251,920

Michigan Finance Authority Local Government Loan Program Series C (National Insured)	5.00	7-1-2026	1,945,000	2,180,442

Michigan Finance Authority Local Government Loan Program Series C (National Insured)	5.00	7-1-2027	2,260,000	2,523,765

Michigan Finance Authority Local Government Loan Program Series C (National Insured)	5.00	7-1-2028	3,480,000	3,871,117

Michigan Finance Authority Local Government Loan Program Series C (National Insured)	5.00	7-1-2032	5,750,000	6,313,270

Michigan Finance Authority Local Government Loan Program Series C	5.00	7-1-2035	2,000,000	2,203,440

Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Series D-4	5.00	7-1-2031	6,500,000	7,167,875

Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Series D-6 (National Insured)	5.00	7-1-2027	1,000,000	1,116,710

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Municipal Bond Fund	23

Security name	Interest rate	Maturity date	Principal	Value

Water & Sewer Revenue (continued)

Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Series D-6 (National Insured)	5.00%	7-1-2036	$3,250,000	$3,525,568

				73,364,520

				212,052,559

Minnesota: 0.12%

Utilities Revenue: 0.12%

Rochester Minnesota Electric Utility Revenue Refunding Bond Series A	5.00	12-1-2042	3,895,000	4,384,368

Mississippi: 0.24%

Miscellaneous Revenue: 0.24%

Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (AGM Insured)	5.00	9-1-2030	8,155,000	8,795,494

Missouri: 0.92%

Airport Revenue: 0.06%

St. Louis MO Lambert St. Louis International Airport Series A-1	6.25	7-1-2029	2,000,000	2,040,800

GO Revenue: 0.14%

St. Louis MO Special Adminstrative Board of The St. Louis School District	4.00	4-1-2030	4,840,000	5,192,013

Health Revenue: 0.45%

St. Joseph MO IDA Heartland Regional Medical Center Series 2009A (U.S. Bank NA LOC) ø	1.38	11-15-2043	16,075,000	16,075,000

Miscellaneous Revenue: 0.07%

St. Louis MO IDA Convention Center Hotel (Ambac Insured) (z)	6.29	7-15-2019	2,475,000	2,439,829

Tax Revenue: 0.20%

Blue Springs MO Special Obligation Tax Refunding & Improvement Bonds Adams Farm Project Series A	4.00	6-1-2026	7,110,000	6,993,325

Manchester MO Highway 141 Manchester Road Project	6.00	11-1-2025	360,000	356,792

				7,350,117

				33,097,759

Nebraska: 0.61%

Utilities Revenue: 0.61%

Central Plains Energy Project Nebraska Refunding Project #3	5.00	9-1-2027	1,020,000	1,089,829

Central Plains Energy Project Nebraska Refunding Project #3 Series A	5.00	9-1-2033	6,000,000	6,846,960

Omaha NE Public Power District Series B	4.00	2-1-2032	13,675,000	14,171,813

				22,108,602

Nevada: 0.03%

Miscellaneous Revenue: 0.03%

Las Vegas NV Special Improvement District #60 Local Improvement	5.00	6-1-2022	425,000	447,415

Las Vegas NV Special Improvement District #60 Local Improvement	5.00	6-1-2023	335,000	354,802

Las Vegas NV Special Improvement District #60 Local Improvement	5.00	6-1-2024	210,000	221,584

				1,023,801

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Municipal Bond Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New Jersey: 3.67%

Education Revenue: 0.29%

New Jersey Educational Facilities Authority Higher Education Facilities Trust Fund	5.00%	6-15-2025	$5,830,000	$6,381,460

Rutgers State University Series L	5.00	5-1-2033	3,560,000	3,930,489

				10,311,949

GO Revenue: 0.55%

Bayonne NJ School Refunding Bonds (AGM Insured)	5.00	7-15-2023	2,505,000	2,802,594

Newark NJ Qualified General Improvement Series A	5.00	7-15-2025	5,000,000	5,326,300

Newark NJ Qualified General Improvement Series A	5.00	7-15-2026	2,205,000	2,348,898

Newark NJ Qualified General Improvement Series A	5.00	7-15-2027	6,035,000	6,414,541

Newark NJ Qualified General Improvement Series A	5.25	7-15-2024	1,325,000	1,420,731

Newark NJ Qualified General Improvement Series B	5.00	7-15-2025	385,000	410,125

Newark NJ Qualified General Improvement Series B	5.00	7-15-2026	395,000	420,075

Newark NJ Qualified General Improvement Series B	5.00	7-15-2027	405,000	429,511

Newark NJ Qualified General Improvement Series B	5.25	7-15-2024	375,000	403,061

				19,975,836

Housing Revenue: 0.25%

New Jersey Housing & Mortgage Finance Agency Villa Victoria Apartments Project Series F	2.43	11-1-2021	9,000,000	9,036,720

Miscellaneous Revenue: 1.39%

New Jersey EDA Motor Vehicle Surcharge Revenue Refunding Bond Series A	3.13	7-1-2029	5,905,000	5,905,413

New Jersey EDA School Facilities Construction Refunding Bond Project Series II	5.00	3-1-2026	4,225,000	4,485,725

New Jersey EDA School Facilities Construction Refunding Bond Series NN	5.00	3-1-2026	15,000,000	16,097,850

New Jersey TTFA Series A (National Insured)	5.75	6-15-2023	2,000,000	2,246,980

New Jersey TTFA Series A (National Insured)	5.75	6-15-2025	10,000,000	11,697,500

Newark NJ Housing Authority Port Authority Port Newark Marine Terminal Rental Refunding Bond Newark Redevelopment Project (National Insured)	5.25	1-1-2024	1,000,000	1,114,440

Newark NJ Housing Authority Port Newark Marine Terminal Rental (National Insured)	5.00	1-1-2032	7,620,000	8,813,825

				50,361,733

Transportation Revenue: 1.19%

New Jersey TTFA CAB Series A (z)	4.47	12-15-2026	1,150,000	849,908

New Jersey TTFA CAB Series A (z)	5.42	12-15-2029	11,875,000	7,557,369

New Jersey TTFA CAB Series A (z)	5.85	12-15-2031	4,500,000	2,574,180

New Jersey TTFA Series A	5.00	6-15-2042	5,540,000	5,725,756

New Jersey TTFA Series AA	5.00	6-15-2044	1,000,000	1,044,530

New Jersey TTFA Series AA	5.25	6-15-2033	10,000,000	10,779,300

New Jersey TTFA Series B	5.25	6-15-2036	5,575,000	5,828,774

New Jersey TTFA Series C	5.25	6-15-2032	8,000,000	8,652,240

				43,012,057

				132,698,295

New Mexico: 0.01%

Housing Revenue: 0.01%

New Mexico Mortgage Finance Authority SFMR Class I (GNMA/FNMA/FHLMC Insured)	5.35	3-1-2030	450,000	467,177

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Municipal Bond Fund	25

Security name	Interest rate	Maturity date	Principal	Value

New York: 8.42%

Education Revenue: 0.51%

Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A	7.65%	2-1-2044	$3,500,000	$3,577,455

Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A	8.25	2-1-2041	9,510,000	9,838,951

Westchester County NY Local Development Pace University Series B ø	2.28	5-1-2044	5,000,000	5,000,000

				18,416,406

GO Revenue: 0.09%

New York NY Series F-1	5.00	3-1-2032	3,000,000	3,295,800

Health Revenue: 0.21%

Nassau County NY Local Economic Catholic Health Services	5.00	7-1-2021	7,000,000	7,471,450

Industrial Development Revenue: 0.15%

New York Transporation Development Corporation Special Facilities Revenue AMT	5.00	1-1-2036	5,000,000	5,489,450

Miscellaneous Revenue: 0.07%

New York NY Transitional Finance Authority Building Aid Fiscal Year 2009 Series S4	5.75	1-15-2039	2,500,000	2,503,450

Tax Revenue: 2.75%

New York City NY Transitional Finance Authority Building Aid Revenue Fiscal 2019 Subordinate Bond Series S 3 A	4.00	7-15-2038	4,500,000	4,651,470

New York City NY Transitional Finance Authority Building Aid Revenue Fiscal Year 2015 Series S1	5.00	7-15-2040	3,155,000	3,477,031

New York City NY Transitional Finance Authority Future Tax Secured Revenue Series A2	5.00	8-1-2037	12,140,000	13,904,792

New York City NY Transitional Future Tax Secured Subordinate Bond Series F 1	5.00	5-1-2042	2,390,000	2,698,477

New York Dormitory Authority Series A	5.00	2-15-2034	3,790,000	4,333,107

New York Dormitory Authority Series B	5.75	3-15-2036	10,000,000	10,081,800

New York Dormitory Authority Series B Group C	5.00	2-15-2045	7,330,000	8,091,734

New York Dormitory Authority Series B Group C	5.00	2-15-2044	14,860,000	16,412,870

New York Dormitory Authority Series E	5.00	2-15-2044	9,600,000	10,603,200

New York NY Transitional Finance Authority Future Tax Secured Revenue Series I	5.00	5-1-2033	5,395,000	5,903,047

New York NY Transitional Finance Authority Future Tax Secured Subordinate Bond Series A	5.00	8-1-2031	17,075,000	19,227,475

				99,385,003

Tobacco Revenue: 0.01%

Suffolk NY Tobacco Securitization Corporation Series B	4.50	6-1-2026	520,000	539,453

Transportation Revenue: 1.32%

New York Metropolitan Transportation Authority Series A	5.00	11-15-2030	11,000,000	11,843,040

New York Metropolitan Transportation Authority Subordinate Bond Series D (1 Month LIBOR +0.65%) ±	2.34	11-1-2035	28,000,000	28,000,000

Niagara Falls NY Bridge Commission (National Insured)	6.25	10-1-2021	7,230,000	8,029,927

				47,872,967

Utilities Revenue: 1.07%

New York NY IDA Brooklyn Navy Yard Cogeneration Partners LP	5.65	10-1-2028	3,350,000	3,382,194

New York NY IDA Brooklyn Navy Yard Cogeneration Partners LP	5.75	10-1-2036	5,000,000	5,048,050

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Municipal Bond Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Utilities Revenue (continued)

New York Utility Debt Securitization Authority Restructuring Bonds	5.00%	12-15-2037	$3,655,000	$4,137,387

New York Utility Debt Securitization Authority Restructuring Bonds	5.00	12-15-2032	22,785,000	26,209,813

				38,777,444

Water & Sewer Revenue: 2.24%

New York NY Municipal Water Finance Authority 2nd General Resolution Series AA	5.00	6-15-2044	17,400,000	18,732,840

New York NY Municipal Water Finance Authority 2nd General Resolution Series BB	5.00	6-15-2044	30,265,000	32,403,525

New York NY Municipal Water Finance Authority 2nd General Resolution Series BB	5.00	6-15-2047	2,330,000	2,556,965

New York NY Municipal Water Finance Authority 2nd General Resolution Series BB	5.25	6-15-2044	9,800,000	10,614,086

New York NY Municipal Water Finance Authority Water & Sewer System Series DD	5.00	6-15-2026	3,255,000	3,479,237

New York NY Water Finance Authority Series DD	5.25	6-15-2047	11,490,000	13,149,041

				80,935,694

				304,687,117

North Carolina: 1.50%

Health Revenue: 0.91%

Charlotte Mecklenburg NC Hospital Authority Atrium Health Series B	5.00	1-15-2048	10,000,000	10,863,000

Charlotte Mecklenburg NC Hospital Authority Atrium Health Series C	5.00	1-15-2048	20,000,000	22,180,800

				33,043,800

Housing Revenue: 0.50%

Wake County NC Housing Authority Sunnybrook Pointe Apartments	1.86	12-1-2020	18,100,000	18,044,614

Utilities Revenue: 0.09%

North Carolina Eastern Municipal Power Agency Series A	5.50	1-1-2026	1,250,000	1,250,000

North Carolina Eastern Municipal Power Agency Series C	6.75	1-1-2024	2,000,000	2,000,000

				3,250,000

				54,338,414

North Dakota: 0.39%

Education Revenue: 0.27%

University of North Dakota Infrastructure Energy Improvement Project Green Certificares Series A	5.00	4-1-2057	9,000,000	9,834,750

Water & Sewer Revenue: 0.12%

North Dakota PFA Revolving Fund Program Series A	5.00	10-1-2038	3,780,000	4,421,466

				14,256,216

Ohio: 2.84%

Airport Revenue: 0.23%

Cleveland OH Airport System Revenue Series A	5.00	1-1-2025	4,015,000	4,323,312

Cleveland OH Airport System Revenue Series A (AGM Insured)	5.00	1-1-2031	3,600,000	3,855,960

				8,179,272

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Municipal Bond Fund	27

Security name	Interest rate	Maturity date	Principal	Value

GO Revenue: 0.34%

Highland OH Local School District Medina County School Improvement Series A	5.25%	12-1-2048	$9,435,000	$10,482,945

Highland OH Local School District Medina County School Improvement Series A	5.25	12-1-2054	1,500,000	1,658,685

				12,141,630

Health Revenue: 0.89%

Allen County OH Catholic Healthcare Series B	5.25	9-1-2027	3,825,000	4,030,211

Allen County OH Hospital Facilities Revenue Bonds Series B	5.00	8-1-2047	5,000,000	5,470,150

Cleveland Cuyahoga County OH Facilities Improvement Centers for Dialysis	5.00	12-1-2047	5,205,000	5,294,630

Lucas County Ohio Hospital Revenue Promedica Healthcare Obligation	5.25	11-15-2048	15,000,000	16,110,300

Montgomery County OH Hospital Kettering Medical Center (National Insured)	6.25	4-1-2020	1,330,000	1,362,106

				32,267,397

Miscellaneous Revenue: 0.85%

Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2026	2,030,000	2,289,556

Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2028	1,600,000	1,791,488

Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2030	2,250,000	2,501,033

Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2035	12,000,000	13,183,320

Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2039	2,500,000	2,714,575

Ohio Series A	5.00	2-1-2036	4,265,000	4,848,879

RiverSouth OH Lazarus Building Redevelopment Series A	5.75	12-1-2027	3,415,000	3,421,830

				30,750,681

Resource Recovery Revenue: 0.00%

Ohio Air Quality Development Authority Ohio Valley Electric Corporation Series E	5.63	10-1-2019	100,000	101,453

Transportation Revenue: 0.23%

Ohio Turnpike Commission CAB Series A-4	5.70	2-15-2034	8,500,000	8,500,255

Water & Sewer Revenue: 0.30%

Ohio Water Development Authority Drinking Water Assistance Fund	5.00	12-1-2035	5,390,000	6,234,397

Ohio Water Development Authority Drinking Water Assistance Fund	5.00	12-1-2036	2,000,000	2,304,120

Ohio Water Development Authority Fresh Water Series B	5.00	12-1-2034	1,895,000	2,197,707

				10,736,224

				102,676,912

Oklahoma: 0.98%

Airport Revenue: 0.67%

Oklahoma City OK Airport Trust Series 33	5.00	7-1-2043	5,000,000	5,537,500

Oklahoma City OK Airport Trust Series 33	5.00	7-1-2047	7,500,000	8,287,275

Tulsa OK Airports Improvement Trust AMT Series A (Build America Mutual Assurance Company Insured)	5.00	6-1-2035	1,055,000	1,137,754

Tulsa OK Airports Improvement Trust Series A (AGM Insured)	5.00	6-1-2043	4,485,000	4,948,435

Tulsa OK Airports Improvement Trust Series A (AGM Insured)	5.25	6-1-2048	3,770,000	4,230,732

				24,141,696

Health Revenue: 0.05%

Oklahoma Development Finance Authority Oklahoma University Medicine Project Series B	5.50	8-15-2057	1,750,000	1,916,775

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Municipal Bond Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Miscellaneous Revenue: 0.10%

Garfield County OK Educational Facilities Authority Enid Public Schools Project Series A	5.00%	9-1-2030	$2,000,000	$2,276,280

Garfield County OK Educational Facilities Authority Enid Public Schools Project Series A	5.00	9-1-2031	1,145,000	1,298,980

				3,575,260

Transportation Revenue: 0.09%

Oklahoma Turnpike Authority Series C	5.00	1-1-2047	3,000,000	3,375,990

Water & Sewer Revenue: 0.07%

McGee Creek Authority Oklahoma Water Revenue (National Insured)	6.00	1-1-2023	2,360,000	2,523,713

				35,533,434

Pennsylvania: 5.78%

Airport Revenue: 0.39%

Philadelphia PA Airport Series A	5.00	7-1-2047	7,300,000	8,003,063

Philadelphia PA Airport Series B	5.00	7-1-2042	5,500,000	6,046,535

				14,049,598

Education Revenue: 0.33%

Montgomery County PA Higher Education & Health Authority Arcadia University	5.00	4-1-2024	1,540,000	1,693,861

Montgomery County PA Higher Education & Health Authority Arcadia University	5.00	4-1-2025	1,625,000	1,804,839

Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A	7.00	6-15-2033	2,000,000	2,208,740

Philadelphia PA IDA New Foundations Charter School Project	6.00	12-15-2027	280,000	301,431

Philadelphia PA IDA Thomas Jefferson University Series B ø	1.91	9-1-2050	6,000,000	6,000,000

				12,008,871

GO Revenue: 0.44%

Allegheny County PA West Mifflin Area School District (AGM Insured)	5.00	4-1-2025	1,180,000	1,324,857

Allegheny County PA West Mifflin Area School District (AGM Insured)	5.00	4-1-2026	1,200,000	1,361,028

Allegheny County PA West Mifflin Area School District (AGM Insured)	5.00	4-1-2027	1,000,000	1,136,510

Luzerne County PA Series E (AGM Insured)	8.00	11-1-2027	135,000	135,624

Philadelphia PA School District Series A	5.00	9-1-2024	2,075,000	2,330,868

Philadelphia PA School District Series D	5.00	9-1-2021	5,000,000	5,359,800

Philadelphia PA School District Series F	5.00	9-1-2035	3,820,000	4,229,007

				15,877,694

Health Revenue: 0.75%

Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A	5.63	8-15-2039	5,130,000	5,229,881

Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (SIFMA Municipal Swap +1.50%)±	3.13	11-1-2039	20,000,000	20,304,800

Quakertown PA General Authority Health LifeQuest Obligated Group Series C	4.50	7-1-2027	750,000	722,790

Quakertown PA General Authority Health LifeQuest Obligated Group Series C	5.00	7-1-2032	1,000,000	963,870

				27,221,341

Industrial Development Revenue: 0.83%

Montgomery County PA IDA Exelon Generation Company LLC Project Series A	2.55	12-1-2029	11,530,000	11,491,836

Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2030	600,000	659,274

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Municipal Bond Fund	29

Security name	Interest rate	Maturity date	Principal	Value

Industrial Development Revenue (continued)

Pennsylvania EDFA Bridges Finco LP	5.00%	12-31-2034	$14,275,000	$15,489,232

Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2038	2,100,000	2,250,234

				29,890,576

Miscellaneous Revenue: 1.73%

Delaware Valley PA Regional Finance Authority Local Government Public Improvements Project	5.75	7-1-2032	5,000,000	6,344,200

Delaware Valley PA Regional Finance Authority Local Government Series A (Ambac Insured)	5.50	8-1-2028	16,420,000	19,814,835

Delaware Valley PA Regional Finance Authority Local Government Series C (Ambac Insured)	7.75	7-1-2027	4,025,000	5,460,074

Pennsylvania Finance Authority Pennsylvania Hills Project Series B (National Insured) (z)	4.73	12-1-2025	1,160,000	941,676

Pennsylvania Public School Building Authority Philadelphia School District Project	5.00	4-1-2024	3,960,000	4,239,695

State Public School Building Authority Pennsylvania Philadelphia School District Project	5.00	4-1-2022	2,635,000	2,844,957

State Public School Building Authority Pennsylvania Philadelphia School District Project Series A	5.00	6-1-2024	2,250,000	2,512,463

State Public School Building Authority Pennsylvania Philadelphia School District Project Series A	5.00	6-1-2034	1,915,000	2,125,918

State Public School Building Authority Pennsylvania Philadelphia School District Project Series A	5.00	6-1-2035	16,715,000	18,494,813

				62,778,631

Resource Recovery Revenue: 0.00%

Delaware County PA IDA Resource Recovery Facility Series A	6.20	7-1-2019	80,000	80,192

Tobacco Revenue: 0.06%

Commonwealth Financing Authority Tobacco Master Settlement Payment Revenue Bonds	5.00	6-1-2035	2,000,000	2,242,140

Transportation Revenue: 1.00%

Pennsylvania Turnpike Commission Motor License Series B-1	5.00	12-1-2040	12,410,000	13,140,453

Pennsylvania Turnpike Commission Motor License Series B-2	5.00	12-1-2035	9,900,000	11,084,436

Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2047	1,750,000	1,926,890

Pennsylvania Turnpike Commission Subordinate Bond Series B-1	5.00	6-1-2027	1,000,000	1,156,530

Pennsylvania Turnpike Commission Subordinate Bond Series B-1	5.00	6-1-2028	1,450,000	1,654,871

Pennsylvania Turnpike Commission Subordinate Bond Series B-2	5.00	6-1-2027	1,200,000	1,387,836

Pennsylvania Turnpike Commission Subordinate Bond Series B-2	5.00	6-1-2028	5,000,000	5,706,450

				36,057,466

Water & Sewer Revenue: 0.25%

Philadelphia PA Series B	5.00	7-1-2033	8,000,000	9,013,200

				209,219,709

Puerto Rico: 0.09%

Transportation Revenue: 0.09%

Puerto Rico Highway & Transportation Authority Series AA (National Insured)	5.50	7-1-2020	3,015,000	3,098,516

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Municipal Bond Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

South Carolina: 1.44%

Education Revenue: 0.08%

South Carolina Education Assistance Authority Student Loan Series I	5.10%	10-1-2029	$1,200,000	$1,220,592

South Carolina Jobs EDA York Preparatory Academy Project Series A	7.25	11-1-2045	1,500,000	1,605,330

				2,825,922

Resource Recovery Revenue: 0.13%

South Carolina Jobs EDA Solid Waste Disposal AMT RePower South Berkeley LLC Project Green Bond 144A	6.00	2-1-2035	1,880,000	1,866,502

South Carolina Jobs EDA Solid Waste Disposal AMT RePower South Berkeley LLC Project Green Bond 144A	6.25	2-1-2045	2,750,000	2,755,005

				4,621,507

Utilities Revenue: 0.92%

Patriots Energy Group Financing Agency South Carolina Series A	4.00	10-1-2048	26,000,000	27,466,660

Piedmont SC Municipal Power Agency (FGIC Insured)	6.75	1-1-2019	210,000	210,000

South Carolina Public Service Authority Series C	5.00	12-1-2028	1,230,000	1,381,794

South Carolina Public Service Authority Series C	5.00	12-1-2034	1,825,000	1,998,174

South Carolina Public Service Authority Series C	5.00	12-1-2035	2,000,000	2,184,020

				33,240,648

Water & Sewer Revenue: 0.31%

Columbia SC Waterworks & Sewer System	5.00	2-1-2043	10,380,000	11,274,860

				51,962,937

South Dakota: 0.79%

Airport Revenue: 0.05%

Rapid City SD Series A	6.75	12-1-2031	1,020,000	1,063,126

Rapid City SD Series A	7.00	12-1-2035	750,000	783,323

				1,846,449

Health Revenue: 0.53%

South Dakota HEFA Sanford Health Project	5.50	11-1-2040	5,000,000	5,129,850

South Dakota HEFA Sanford Health Project Series E	5.00	11-1-2042	13,125,000	14,086,669

				19,216,519

Housing Revenue: 0.21%

South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2023	750,000	833,018

South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2024	1,100,000	1,243,000

South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2025	1,000,000	1,147,410

South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2026	1,540,000	1,790,281

South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2032	1,010,000	1,165,995

South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2033	1,250,000	1,438,900

				7,618,604

				28,681,572

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Municipal Bond Fund	31

Security name	Interest rate	Maturity date	Principal	Value

Tennessee: 1.27%

Utilities Revenue: 1.27%

Tennessee Energy Acquisition Corporation Gas Project	4.00%	11-1-2049	$20,000,000	$20,973,600

Tennessee Energy Acquisition Corporation Series A	4.00	5-1-2048	24,155,000	25,097,770

				46,071,370

Texas: 11.19%

Airport Revenue: 1.48%

Austin TX Airport System AMT	5.00	11-15-2039	8,000,000	8,791,360

Austin TX Airport System AMT	5.00	11-15-2044	3,500,000	3,836,385

Dallas-Fort Worth TX International Airport AMT Series D	5.00	11-1-2038	13,250,000	13,867,450

Dallas-Fort Worth TX International Airport Series H	5.00	11-1-2042	20,765,000	21,692,573

Houston TX Airport System Subordinate Bond Lien AMT Series A	5.00	7-1-2041	4,750,000	5,296,963

				53,484,731

Education Revenue: 1.18%

Beasley TX Higher Education Finance Corporation Focus Learning Academy Series A ††	7.75	8-15-2041	2,000,000	1,320,000

Clifton TX Higher Education Finance Corporation International Leadership Texas Series D	6.00	8-15-2038	6,000,000	6,080,100

Clifton TX Higher Education Finance Corporation International Leadership Texas Series D	6.13	8-15-2048	6,750,000	6,820,605

Clifton TX Higher Educational Finance Corporation International Leadership Series A	5.75	8-15-2038	2,000,000	1,999,860

La Vernia TX Higher Education Finance Corporation Lifeschool of Dallas Series A	6.25	8-15-2021	2,000,000	2,055,920

La Vernia TX Higher Education Finance Corporation Lifeschool of Dallas Series A	7.50	8-15-2041	6,500,000	6,729,320

Newark TX Higher Education Finance Corporation Austin Achieve Public Schools Incorporated	5.00	6-15-2048	750,000	752,303

Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2030	1,460,000	1,718,697

Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2032	650,000	759,655

Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2039	750,000	854,685

Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2040	1,000,000	1,137,120

Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2041	900,000	1,021,941

University of Texas Board of Regents Refunding Bonds Series C	5.00	8-15-2024	10,000,000	11,540,100

				42,790,306

GO Revenue: 2.08%

Houston TX Public Improvement Refunding Bonds Series A	4.00	3-1-2034	1,000,000	1,054,820

Houston TX Public Improvement Refunding Bonds Series A	5.00	3-1-2025	3,070,000	3,560,740

Houston TX Public Improvement Refunding Bonds Series A	5.00	3-1-2029	2,000,000	2,354,060

Lewisville TX Independent School District Unlimited Tax Refunding Bonds Series A	5.00	8-15-2021	2,200,000	2,372,656

Lewisville TX Independent School District Unlimited Tax Refunding Bonds Series A	5.00	8-15-2022	2,640,000	2,916,883

Lewisville TX Independent School District Unlimited Tax Refunding Bonds Series A	5.00	8-15-2023	3,000,000	3,386,460

North East Independent School District	4.00	8-1-2048	10,450,000	10,662,971

San Antonio TX Independent School District	5.00	8-15-2048	13,000,000	14,442,350

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Municipal Bond Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

GO Revenue (continued)

Sugar Land TX Refunding Bonds	5.00%	2-15-2030	$1,250,000	$1,463,225

Texas City TX Independent School District	4.00	8-15-2048	5,000,000	5,108,100

Texas Refunding Bond Series B	5.00	10-1-2036	24,500,000	27,952,295

				75,274,560

Health Revenue: 0.06%

New Hope ECFA Children’s Health System of Texas Project Series A	4.00	8-15-2033	2,000,000	2,099,600

Housing Revenue: 0.47%

Alamito TX Public Facility Corporation Cramer Three Apartments Project	2.50	11-1-2021	7,000,000	7,050,470

Austin TX Affordable Public Facility Corporation Incorporated Commons at Goodnight Apartments	1.85	1-1-2021	10,000,000	9,948,400

				16,998,870

Miscellaneous Revenue: 1.84%

Lewisville TX Combination Contract Special Assessment Capital Improvement District #4	6.75	10-1-2032	100,000	100,103

Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #5 144A	6.50	9-1-2034	6,120,000	6,181,628

Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	6.00	9-1-2037	13,240,000	13,525,454

Lower Colorado TX River Authority Series A	5.00	5-15-2033	2,475,000	2,719,703

Texas Series A	4.00	10-15-2036	5,000,000	5,272,600

Texas Series A	5.00	4-15-2023	16,195,000	18,179,373

Texas Transportation Commission Highway Improvement	5.00	4-1-2028	7,280,000	8,234,117

Texas Water Development Board Series A	4.00	10-15-2037	11,650,000	12,239,723

				66,452,701

Resource Recovery Revenue: 0.51%

Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series C ø	1.55	4-1-2040	9,300,000	9,300,000

Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Subordinate Bond Series E ø	1.97	11-1-2040	9,100,000	9,100,000

				18,400,000

Tax Revenue: 1.03%

Dallas TX Area Rapid Transit Sales Tax Revenue Series A	5.00	12-1-2048	5,000,000	5,560,500

Dallas TX Area Rapid Transit Sales Tax Revenue Series A	5.00	12-1-2046	28,430,000	31,673,010

				37,233,510

Transportation Revenue: 1.01%

Central Texas Regional Mobility Authority Senior Lien	5.75	1-1-2025	2,000,000	2,077,320

Central Texas Regional Mobility Authority Senior Lien Series A	5.00	1-1-2033	3,740,000	4,023,978

Grand Parkway Transportation Corporation Texas CAB Series B	3.12	10-1-2029	1,015,000	987,189

Grand Parkway Transportation Corporation Texas Series B	5.05	10-1-2030	2,000,000	1,940,940

North Texas Tollway Authority Series A	5.00	1-1-2033	3,600,000	3,992,328

North Texas Tollway Authority Series A	5.00	1-1-2035	4,000,000	4,401,360

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Municipal Bond Fund	33

Security name	Interest rate	Maturity date	Principal	Value

Transportation Revenue (continued)

Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	6.75%	6-30-2043	$4,000,000	$4,565,480

Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	7.00	12-31-2038	12,500,000	14,458,875

				36,447,470

Utilities Revenue: 0.61%

San Antonio TX Electric & Gas Systems Junior Lien Refunding Bond	2.75	2-1-2048	11,000,000	11,155,100

Texas Municipal Gas Acquisition & Supply Corporation III	5.00	12-15-2029	5,115,000	5,534,942

Texas Municipal Gas Acquisition & Supply Corporation III	5.00	12-15-2031	5,000,000	5,385,250

				22,075,292

Water & Sewer Revenue: 0.92%

Austin Texas Water & Wastewater Refunding Bond	5.00	11-15-2045	15,065,000	16,925,979

Tarrant TX Regional Water District	5.00	3-1-2049	15,000,000	16,423,950

				33,349,929

				404,606,969

Utah: 0.56%

Airport Revenue: 0.56%

Salt Lake City UT Series A	5.00	7-1-2036	2,500,000	2,826,600

Salt Lake City UT Series A	5.00	7-1-2043	2,500,000	2,781,475

Salt Lake City UT Series A	5.00	7-1-2043	1,500,000	1,701,165

Salt Lake City UT Series A	5.00	7-1-2048	5,500,000	6,095,925

Salt Lake City UT Series A	5.00	7-1-2048	3,000,000	3,389,310

Salt Lake City UT Series A	5.25	7-1-2048	3,000,000	3,397,680

				20,192,155

Vermont: 0.43%

Education Revenue: 0.43%

Vermont Student Assistance Corporation Series B Class B (1 Month LIBOR +1.00%) ±	3.52	6-2-2042	15,750,109	15,673,406

Virginia: 1.21%

GO Revenue: 0.17%

Norfolk VA Series C	4.00	9-1-2032	5,810,000	6,210,251

Housing Revenue: 0.51%

Loudoun County VA EDA Multifamily Housing Revenue Bonds Stone Springs Apartments (GNMA/FHA Insured)	1.84	12-1-2020	16,500,000	16,452,480

Newport News VA Redevelopment & Housing Authority Multifamily Housing Series A	1.82	11-1-2020	2,010,000	2,006,201

				18,458,681

Miscellaneous Revenue: 0.23%

Virginia Resources Authority	4.00	11-1-2035	1,635,000	1,750,202

Virginia Resources Authority	4.00	11-1-2037	2,410,000	2,538,092

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Municipal Bond Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Miscellaneous Revenue (continued)

Virginia Resources Authority	4.00%	11-1-2038	$3,405,000	$3,556,965

Watkins Centre VA CDA	5.40	3-1-2020	333,000	333,343

				8,178,602

Tax Revenue: 0.03%

Marquis VA CDA CAB Series 2015 144A	7.50	9-1-2045	397,000	278,496

Marquis VA CDA CAB Series C (z)	6.25	9-1-2041	1,824,000	91,492

Marquis VA CDA Series B	5.63	9-1-2041	1,310,000	877,818

				1,247,806

Transportation Revenue: 0.27%

Virginia Commonwealth Transportation Board Refunding Bond Capital Projects Series A	5.00	5-15-2029	4,500,000	5,421,330

Virginia Small Business Financing Authority Senior Lien 95 Express Lanes LLC Project	5.00	7-1-2034	4,000,000	4,168,000

				9,589,330

				43,684,670

Washington: 2.91%

GO Revenue: 1.38%

Clark County WA School District #114 (AGM Insured)	4.00	12-1-2031	9,000,000	9,717,660

Clark County WA School District #114 (AGM Insured)	4.00	12-1-2034	2,500,000	2,669,750

King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2029	8,940,000	10,197,411

King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2035	9,430,000	10,468,620

King County WA School District No. 414 Lake Washington (AGM Insured)	5.00	12-1-2033	570,000	675,176

King County WA School District No. 414 Lake Washington (AGM Insured)	5.00	12-1-2034	1,000,000	1,178,160

Washington Series 2017-A	5.00	8-1-2040	3,500,000	3,951,010

Washington Series 2017-A	5.00	8-1-2041	2,500,000	2,814,950

Washington Series RA	4.00	7-1-2030	7,950,000	8,335,734

				50,008,471

Health Revenue: 0.17%

Spokane WA Housing Finance Commission Riverview Retirement Community Project	5.00	1-1-2023	945,000	984,378

Washington HCFR Central Washington Health Service Association	7.00	7-1-2039	5,000,000	5,125,150

				6,109,528

Miscellaneous Revenue: 0.10%

Washington Certificate of Participation Series A	5.00	7-1-2038	3,265,000	3,657,845

Tax Revenue: 0.50%

Central Puget Sound WA Regional Transportation Authority Series S1	5.00	11-1-2035	9,485,000	10,785,963

Washington Series B	5.00	8-1-2037	6,400,000	7,280,320

				18,066,283

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Municipal Bond Fund	35

Security name	Interest rate	Maturity date	Principal	Value

Water & Sewer Revenue: 0.76%

King County WA	2.60%	1-1-2043	$19,000,000	$19,115,140

King County WA	5.00	7-1-2047	7,510,000	8,285,107

				27,400,247

				105,242,374

West Virginia: 0.09%

Tax Revenue: 0.09%

Monongalia County WV Commission Refunding & Improvement Bonds University Town Center Series A 144A	5.50	6-1-2037	2,500,000	2,541,925

Monongalia County WV Commission Refunding & Improvement Bonds University Town Center Series A 144A	5.75	6-1-2043	675,000	689,850

				3,231,775

Wisconsin: 3.49%

Education Revenue: 0.46%

Milwaukee WI RDA Science Education Consortium Incorporated Project Series A	6.00	8-1-2033	2,120,000	2,280,993

Milwaukee WI RDA Science Education Consortium Incorporated Project Series A	6.25	8-1-2043	4,650,000	4,996,983

Public Finance Authority Wisland Revenue Northwest Nazarene University	4.25	10-1-2049	5,410,000	4,737,591

Wisconsin PFA Carolina International School Series A 144A	6.00	8-1-2023	375,000	394,166

Wisconsin PFA Carolina International School Series A 144A	6.75	8-1-2033	1,430,000	1,563,562

Wisconsin PFA Carolina International School Series A 144A	7.00	8-1-2043	1,575,000	1,711,096

Wisconsin PFA Carolina International School Series A 144A	7.20	8-1-2048	940,000	1,026,847

				16,711,238

GO Revenue: 0.63%

Verona WI Area School District Building & Improvement Bonds	4.00	4-1-2027	3,385,000	3,710,028

Verona WI Area School District Building & Improvement Bonds	4.00	4-1-2028	1,380,000	1,497,286

Verona WI Area School District Building & Improvement Bonds	5.00	4-1-2026	3,310,000	3,910,401

Wisconsin Series A	4.00	5-1-2032	13,000,000	13,555,100

				22,672,815

Health Revenue: 0.40%

Wisconsin HEFA Ascension Senior Credit Group Series A	5.00	11-15-2035	12,000,000	13,432,200

Wisconsin HEFA Aurora Health Care Incorporated Series A	5.25	4-15-2024	1,025,000	1,069,096

				14,501,296

Housing Revenue: 0.91%

Wisconsin Public Finance Authority Student Housing Revenue (AGM Insured)	4.00	7-1-2023	350,000	372,953

Wisconsin Public Finance Authority Student Housing Revenue (AGM Insured)	4.00	7-1-2024	800,000	858,272

Wisconsin Public Finance Authority Student Housing Revenue (AGM Insured)	4.00	7-1-2025	920,000	991,374

Wisconsin Public Finance Authority Student Housing Revenue (AGM Insured)	5.00	7-1-2026	1,360,000	1,558,043

Wisconsin Public Finance Authority Student Housing Revenue (AGM Insured)	5.00	7-1-2027	1,675,000	1,932,699

Wisconsin Public Finance Authority Student Housing Revenue (AGM Insured)	5.00	7-1-2028	2,025,000	2,346,570

Wisconsin Public Finance Authority Student Housing Revenue (AGM Insured)	5.00	7-1-2029	2,190,000	2,516,376

Wisconsin Public Finance Authority Student Housing Revenue (AGM Insured)	5.00	7-1-2030	2,300,000	2,620,505

Wisconsin Public Finance Authority Student Housing Revenue (AGM Insured)	5.00	7-1-2031	1,415,000	1,604,766

Wisconsin Public Finance Authority Student Housing Revenue (AGM Insured)	5.00	7-1-2048	16,775,000	18,144,511

				32,946,069

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Municipal Bond Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Miscellaneous Revenue: 0.06%

Wisconsin Series 1	4.50%	7-1-2033	$2,085,000	$2,212,936

Tax Revenue: 1.03%

Mount Pleasant WI Series A	5.00	4-1-2038	5,495,000	6,163,961

Mount Pleasant WI Series A	5.00	4-1-2043	20,205,000	22,478,669

Mount Pleasant WI Series A	5.00	4-1-2048	7,855,000	8,706,325

				37,348,955

				126,393,309

Wyoming: 0.06%

Education Revenue: 0.05%

Wyoming CDA	6.50	7-1-2043	1,600,000	1,676,624

Health Revenue: 0.01%

West Park Hospital District Wyoming Series B	6.50	6-1-2027	500,000	534,135

				2,210,759

Total Municipal Obligations (Cost $3,479,827,691)				3,572,670,518

	Yield		Shares
Short-Term Investments: 0.44%

Investment Companies: 0.40%

Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)	1.65		14,419,069	14,424,836

			Principal
U.S. Treasury Securities: 0.04%

U.S. Treasury Bill (z)	2.32	3-14-2019	$1,445,000	1,438,080

Total Short-Term Investments (Cost $15,863,068)				15,862,916

Total investments in securities (Cost $3,495,690,759)	99.21%	3,588,533,434

Other assets and liabilities, net	0.79	28,540,808

Total net assets	100.00%	$3,617,074,242

(z)	Zero coupon security. The rate represents the purchase yield to maturity.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.

††	On the last interest date, partial interest was paid.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Municipal Bond Fund	37

Abbreviations:

AGC	Assured Guaranty Corporation

AGM	Assured Guaranty Municipal

Ambac	Ambac Financial Group Incorporated

AMT	Alternative minimum tax

BAN	Bond anticipation notes

CAB	Capital appreciation bond

CCAB	Convertible capital appreciation bond

CDA	Community Development Authority

ECFA	Educational & Cultural Facilities Authority

EDA	Economic Development Authority

EDFA	Economic Development Finance Authority

FGIC	Financial Guaranty Insurance Corporation

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General obligation

HCFR	Healthcare facilities revenue

HEFA	Health & Educational Facilities Authority

IDA	Industrial Development Authority

LIBOR	London Interbank Offered Rate

LIQ	Liquidity agreement

LOC	Letter of credit

National	National Public Finance Guarantee Corporation

PCFA	Pollution Control Financing Authority

PCR	Pollution control revenue

PFA	Public Finance Authority

RDA	Redevelopment Authority

SFMR	Single-family mortgage revenue

SIFMA	Securities Industry and Financial Markets Association

TTFA	Transportation Trust Fund Authority

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	10,597,584	518,233,045	514,411,560	14,419,069	$(10,026)	$(172)	$150,692	$14,424,836	0.40%

The accompanying notes are an integral part of these financial statements.

38	Wells Fargo Municipal Bond Fund	Statement of assets and liabilities—December 31, 2018 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $3,481,265,923)	$3,574,108,598
Investments in affiliated securities, at value (cost $14,424,836)	14,424,836
Cash	2,327,865
Receivable for investments sold	1,140,326
Receivable for Fund shares sold	11,150,747
Receivable for interest	37,060,074
Prepaid expenses and other assets	407,611

Total assets	3,640,620,057

Liabilities
Payable for Fund shares redeemed	19,911,199
Dividends payable	1,605,165
Management fee payable	1,003,824
Administration fees payable	350,877
Distribution fee payable	80,304
Trustees’ fees and expenses payable	453
Accrued expenses and other liabilities	593,993

Total liabilities	23,545,815

Total net assets	$3,617,074,242

NET ASSETS CONSIST OF
Paid-in capital	$3,530,567,248
Total distributable earnings	86,506,994

Total net assets	$3,617,074,242

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$1,129,800,032
Shares outstanding – Class A1	110,880,173
Net asset value per share – Class A	$10.19
Maximum offering price per share – Class A2	$10.67
Net assets – Class C	$121,623,930
Shares outstanding – Class C1	11,939,362
Net asset value per share – Class C	$10.19
Net assets – Class R6	$43,087,125
Shares outstanding – Class R6[1]	4,227,984
Net asset value per share – Class R6	$10.19
Net assets – Administrator Class	$745,550,181
Shares outstanding – Administrator Class[1]	73,145,113
Net asset value per share – Administrator Class	$10.19
Net assets – Institutional Class	$1,577,012,974
Shares outstanding – Institutional Class[1]	154,788,380
Net asset value per share – Institutional Class	$10.19

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended December 31, 2018 (unaudited)	Wells Fargo Municipal Bond Fund	39

Investment income
Interest	$60,705,000
Income from affiliated securities	150,692

Total investment income	60,855,692

Expenses
Management fee	5,862,466
Administration fees
Class A	929,076
Class C	101,908
Class R6	1,715 [1]
Administrator Class	226,710
Institutional Class	602,175
Shareholder servicing fees
Class A	1,451,681
Class C	159,231
Administrator Class	566,776
Distribution fee
Class C	477,693
Custody and accounting fees	72,199
Professional fees	46,872
Registration fees	77,815
Shareholder report expenses	84,365
Trustees’ fees and expenses	10,427
Other fees and expenses	19,336

Total expenses	10,690,445
Less: Fee waivers and/or expense reimbursements	(542,653)

Net expenses	10,147,792

Net investment income	50,707,900

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(556,433)
Affiliated securities	(10,026)
Futures contracts	1,827,864

Net realized gains on investments	1,261,405

Net change in unrealized gains (losses) on:
Unaffiliated securities	(4,836)
Affiliated securities	(172)

Net change in unrealized gains (losses) on investments	(5,008)

Net realized and unrealized gains (losses) on investments	1,256,397

Net increase in net assets resulting from operations	$51,964,297

[1]	For the period from July 31, 2018 (commencement of class operations) to December 31, 2018

The accompanying notes are an integral part of these financial statements.

40	Wells Fargo Municipal Bond Fund	Statement of changes in net assets

	Six months ended December 31, 2018 (unaudited)		Year ended June 30, 2018[1]

Operations
Net investment income		$50,707,900		$88,997,373
Net realized gains on investments		1,261,405		1,726,727
Net change in unrealized gains (losses) on investments		(5,008)		(5,965,184)

Net increase in net assets resulting from operations		51,964,297		84,758,916

Distributions to shareholders from net investment income and net realized gains
Class A		(17,315,587)		(40,706,034)
Class C		(1,422,024)		(3,631,086)
Class R6		(188,970)[2]		N/A
Administrator Class		(7,128,795)		(4,561,156)
Institutional Class		(24,660,552)		(46,129,775)

Total distributions to shareholders		(50,715,928)		(95,028,051)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	3,545,924	36,018,277	9,607,411	98,713,016
Class C	476,964	4,839,747	1,091,279	11,235,517
Class R6	4,295,038 [2]	43,224,705 [2]	N/A	N/A
Administrator Class	56,541,399	569,104,609	14,191,031	144,623,050
Institutional Class	48,766,675	493,888,365	56,339,637	577,870,177

		1,147,075,703		832,441,760

Reinvestment of distributions
Class A	1,485,440	15,063,394	3,487,196	35,780,840
Class C	125,944	1,276,754	317,077	3,252,773
Administrator Class	669,199	6,779,644	402,677	4,127,649
Institutional Class	1,966,938	19,940,385	3,728,548	38,233,492

		43,060,177		81,394,754

Payment for shares redeemed
Class A	(9,711,635)	(98,332,898)	(18,978,396)	(194,665,238)
Class C	(1,647,874)	(16,698,099)	(2,964,994)	(30,428,033)
Class R6	(67,054)[2]	(680,584)[2]	N/A	N/A
Administrator Class	(6,306,150)	(63,709,286)	(2,961,504)	(30,373,516)
Institutional Class	(35,604,929)	(360,037,031)	(32,651,728)	(334,789,494)

		(539,457,898)		(590,256,281)

Net increase in net assets resulting from capital share transactions		650,677,982		323,580,233

Total increase in net assets		651,926,351		313,311,098

Net assets
Beginning of period		2,965,147,891		2,651,836,793

End of period		$3,617,074,242		$2,965,147,891

[1]

Effective for all filings after November 4, 2018, the SEC prospectively eliminated the requirement to parenthetically disclose undistributed net investment income at the end of the period and permitted the aggregation of distributions, with the exception of tax basis returns of capital. Overdistributed net investment income at June 30, 2018 was $845,178. The disaggregated distributions information for the year ended June 30, 2018 is included in Note 8, Distributions to Shareholders, in the notes to the financial statements.

[2]	For the period from July 31, 2018 (commencement of class operations) to December 31, 2018

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Municipal Bond Fund	41

(For a share outstanding throughout each period)

	Six months ended December 31, 2018 (unaudited)	Year ended June 30
CLASS A		2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.21	$10.25	$10.70	$10.25	$10.33	$10.00
Net investment income	0.15	0.32	0.33	0.31	0.28	0.33
Net realized and unrealized gains (losses) on investments	(0.02)	(0.02)	(0.38)	0.50	0.01	0.40

Total from investment operations	0.13	0.30	(0.05)	0.81	0.29	0.73
Distributions to shareholders from
Net investment income	(0.15)	(0.32)	(0.33)	(0.31)	(0.28)	(0.33)
Net realized gains	0.00	(0.02)	(0.07)	(0.05)	(0.09)	(0.07)

Total distributions to shareholders	(0.15)	(0.34)	(0.40)	(0.36)	(0.37)	(0.40)
Net asset value, end of period	$10.19	$10.21	$10.25	$10.70	$10.25	$10.33
Total return[1]	1.31%	2.97%	(0.47)%	8.04%	2.81%	7.60%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.79%	0.79%	0.79%	0.80%	0.80%[2]
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.76%[2]
Net investment income	2.98%	3.10%	3.13%	2.99%	2.71%	3.36%[2]
Supplemental data
Portfolio turnover rate	12%	19%	24%	16%	27%	37%
Net assets, end of period (000s omitted)	$1,129,800	$1,179,800	$1,244,267	$1,529,884	$1,612,212	$1,661,362

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[2]	Ratios include 0.01% in interest and fee expense relating to inverse floating-rate obligations.

The accompanying notes are an integral part of these financial statements.

42	Wells Fargo Municipal Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2018 (unaudited)	Year ended June 30
CLASS C		2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.21	$10.24	$10.69	$10.25	$10.33	$10.00
Net investment income	0.11	0.24	0.25	0.23	0.20	0.26
Net realized and unrealized gains (losses) on investments	(0.02)	(0.01)	(0.38)	0.49	0.01	0.40

Total from investment operations	0.09	0.23	(0.13)	0.72	0.21	0.66
Distributions to shareholders from
Net investment income	(0.11)	(0.24)	(0.25)	(0.23)	(0.20)	(0.26)
Net realized gains	0.00	(0.02)	(0.07)	(0.05)	(0.09)	(0.07)

Total distributions to shareholders	(0.11)	(0.26)	(0.32)	(0.28)	(0.29)	(0.33)
Net asset value, end of period	$10.19	$10.21	$10.24	$10.69	$10.25	$10.33
Total return[1]	0.93%	2.30%	(1.21)%	7.14%	2.05%	6.80%
Ratios to average net assets (annualized)
Gross expenses	1.54%	1.54%	1.54%	1.54%	1.55%	1.55%[2]
Net expenses	1.50%	1.50%	1.50%	1.50%	1.50%	1.51%[2]
Net investment income	2.23%	2.35%	2.38%	2.24%	1.97%	2.60%[2]
Supplemental data
Portfolio turnover rate	12%	19%	24%	16%	27%	37%
Net assets, end of period (000s omitted)	$121,624	$132,529	$148,944	$186,036	$164,703	$154,863

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[2]	Ratios include 0.01% in interest and fee expense relating to inverse floating-rate obligations.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Municipal Bond Fund	43

(For a share outstanding throughout the period)

CLASS R6	Period ended December 31, 2018 (unaudited)[1]
Net asset value, beginning of period	$10.21
Net investment income	0.14
Net realized and unrealized gains (losses) on investments	(0.02)

Total from investment operations	0.12
Distributions to shareholders from
Net investment income	(0.14)
Net asset value, end of period	$10.19
Total return[2]	1.21%
Ratios to average net assets (annualized)
Gross expenses	0.41%
Net expenses	0.41%
Net investment income	3.30%
Supplemental data
Portfolio turnover rate	12%
Net assets, end of period (000s omitted)	$43,087

[1]	For the period from July 31, 2018 (commencement of class operations) to December 31, 2018.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

44	Wells Fargo Municipal Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2018 (unaudited)	Year ended June 30
ADMINISTRATOR CLASS		2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.21	$10.25	$10.70	$10.26	$10.34	$10.01
Net investment income	0.16 [1]	0.33 [1]	0.34	0.33	0.30	0.35
Net realized and unrealized gains (losses) on investments	(0.02)	(0.02)	(0.38)	0.49	0.01	0.40

Total from investment operations	0.14	0.31	(0.04)	0.82	0.31	0.75
Distributions to shareholders from
Net investment income	(0.16)	(0.33)	(0.34)	(0.33)	(0.30)	(0.35)
Net realized gains	0.00	(0.02)	(0.07)	(0.05)	(0.09)	(0.07)

Total distributions to shareholders	(0.16)	(0.35)	(0.41)	(0.38)	(0.39)	(0.42)
Net asset value, end of period	$10.19	$10.21	$10.25	$10.70	$10.26	$10.34
Total return[2]	1.39%	3.13%	(0.32)%	8.10%	2.97%	7.75%
Ratios to average net assets (annualized)
Gross expenses	0.73%	0.73%	0.73%	0.73%	0.73%	0.74%[3]
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.61%[3]
Net investment income	3.14%	3.27%	3.18%	3.15%	2.86%	3.49%[3]
Supplemental data
Portfolio turnover rate	12%	19%	24%	16%	27%	37%
Net assets, end of period (000s omitted)	$745,550	$227,116	$108,715	$270,304	$384,884	$362,896

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

[3]	Ratios include 0.01% in interest and fee expense relating to inverse floating-rate obligations.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Municipal Bond Fund	45

(For a share outstanding throughout each period)

	Six months ended December 31, 2018 (unaudited)	Year ended June 30
INSTITUTIONAL CLASS		2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.21	$10.24	$10.70	$10.25	$10.33	$10.00
Net investment income	0.17	0.35	0.36	0.34	0.31	0.36
Net realized and unrealized gains (losses) on investments	(0.02)	(0.01)	(0.39)	0.50	0.01	0.40

Total from investment operations	0.15	0.34	(0.03)	0.84	0.32	0.76
Distributions to shareholders from
Net investment income	(0.17)	(0.35)	(0.36)	(0.34)	(0.31)	(0.36)
Net realized gains	0.00	(0.02)	(0.07)	(0.05)	(0.09)	(0.07)

Total distributions to shareholders	(0.17)	(0.37)	(0.43)	(0.39)	(0.40)	(0.43)
Net asset value, end of period	$10.19	$10.21	$10.24	$10.70	$10.25	$10.33
Total return[1]	1.46%	3.37%	(0.28)%	8.35%	3.11%	7.90%
Ratios to average net assets (annualized)
Gross expenses	0.46%	0.46%	0.46%	0.46%	0.47%	0.47%[2]
Net expenses	0.46%	0.46%	0.46%	0.46%	0.47%	0.47%[2]
Net investment income	3.28%	3.40%	3.44%	3.27%	3.02%	3.58%[2]
Supplemental data
Portfolio turnover rate	12%	19%	24%	16%	27%	37%
Net assets, end of period (000s omitted)	$1,577,013	$1,425,703	$1,149,911	$961,289	$523,736	$255,112

[1]	Returns for periods of less than one year are not annualized.

[2]	Ratios include 0.01% in interest and fee expense relating to inverse floating-rate obligations.

The accompanying notes are an integral part of these financial statements.

46	Wells Fargo Municipal Bond Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Municipal Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as

Notes to financial statements (unaudited)	Wells Fargo Municipal Bond Fund	47

unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.

Swap contracts

Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund and a counterparty in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuations in market value are recorded as unrealized gains or losses on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is shown as cash segregated for centrally cleared swaps in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statement of Operations.

Credit default swaps

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).

The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest

48	Wells Fargo Municipal Bond Fund	Notes to financial statements (unaudited)

receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of December 31, 2018, the aggregate cost of all investments for federal income tax purposes was $3,494,088,799 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$106,410,982

Gross unrealized losses	(11,966,347)

Net unrealized gains	$94,444,635

As of December 31, 2018, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $130,027 which expires in 2019.

As of December 31, 2018, the Fund had current year deferred post-October capital losses consisting of $5,899,085 in net long-term losses which were recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo Municipal Bond Fund	49

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Municipal obligations	$0	$3,572,670,518	$0	$3,572,670,518

Short-term investments

Investment companies	14,424,836	0	0	14,424,836

U.S. Treasury securities	1,438,080	0	0	1,438,080

Total assets	$15,862,916	$3,572,670,518	$0	$3,588,533,434

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At December 31, 2018, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.40% and declining to 0.28% as the average daily net assets of the Fund increase. For the six months ended December 31, 2018, the management fee was equivalent to an annual rate of 0.36% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.16%

Class R6	0.03

Administrator Class	0.10

Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund level expenses on a proportionate basis and then from class specific expenses; otherwise, waivers and/or reimbursements are applied against class specific expenses before fund level expenses. Funds Management has committed through October 31, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.75% for Class A shares, 1.50% for Class C shares, 0.43% for Class R6 shares, 0.60% for Administrator Class shares, and 0.48% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

50	Wells Fargo Municipal Bond Fund	Notes to financial statements (unaudited)

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2018, Funds Distributor received $12,041 from the sale of Class A shares and $140 in contingent deferred sales charges from redemptions of Class A shares. No contingent deferred sales were incurred by Class C shares for the six months ended December 31, 2018.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $359,675,000 and $191,475,000 in interfund purchases and sales, respectively, during the six months ended December 31, 2018.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2018 were $1,096,489,428 and $359,719,144, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended December 31, 2018, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help manage the duration of the portfolio. The Fund had an average notional amount of $108,276,271 in long futures contracts during the six months ended December 31, 2018.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.

7. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended December 31, 2018, there were no borrowings by the Fund under the agreement.

8. DISTRIBUTIONS TO SHAREHOLDERS

Effective for all filings after November 4, 2018, the Securities and Exchange Commission eliminated the requirement to separately state the components of distributions to shareholders under U.S. generally accepted accounting principles. The amounts of distributions to shareholders for the year ended June 30, 2018 were as follows:

	Net investment income	Net realized gains

Class A	$37,790,314	$2,915,720

Class C	3,290,591	340,495

Administrator Class	4,313,164	247,992

Institutional Class	43,127,825	3,001,950

Notes to financial statements (unaudited)	Wells Fargo Municipal Bond Fund	51

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

52	Wells Fargo Municipal Bond Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Municipal Bond Fund	53

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 152 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr.[3] (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson[3] (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

54	Wells Fargo Municipal Bond Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Michael S. Scofield[4] (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	N/A

Pamela Wheelock (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently the Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Other information (unaudited)	Wells Fargo Municipal Bond Fund	55

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Alexander Kymn (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 76 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 76 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

[3]	Mr. Harris replaced Ms. Johnson as the Chairman of the Audit Committee effective January 1, 2019.

[4]	Mr. Scofield retired on December 31, 2018.

56	Wells Fargo Municipal Bond Fund	Appendix A (unaudited)

SALES CHARGE REDUCTIONS AND WAIVERS FOR CERTAIN INTERMEDIARIES

Raymond James & Associates, Inc., Raymond James Financial Services & Raymond James affiliates (“Raymond James”)

Effective on or about March 1, 2019, shareholders purchasing Fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end Sales Load Waivers on Class A shares Available at Raymond James

•	Shares purchased in an investment advisory program.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•

A shareholder in the fund’s Class C shares will have their shares automatically exchanged at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the exchange is in line with the policies and procedures of Raymond James.

CDSC Waivers on Class A and C Shares Available at Raymond James

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

•	Return of excess contributions from an IRA Account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the Fund’s prospectus.

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•	Shares acquired through a right of reinstatement.

Front-end Load Discounts Available at Raymond James: Breakpoints, and/or Rights of Accumulation

•	Breakpoints as described in the Fund’s Prospectus.

•

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals:
1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker/dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2019 Wells Fargo Funds Management, LLC. All rights reserved.

320448 02-19 SA253/SAR253 12-18

Semi-Annual Report

December 31, 2018

Wells Fargo North Carolina Tax-Free Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo North Carolina Tax-Free Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Global trade tensions escalated during the third quarter of 2018.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo North Carolina Tax-Free Fund for the six-month period that ended December 31, 2018. During the reporting period, the U.S. generated encouraging economic and business data that was offset by less positive and more inconsistent data from international markets. Investment returns were generally negative as geopolitical tensions and uncertainty tended to distract investors from more favorable underlying trends.

For the period, U.S. stocks, as measured by the S&P 500 Index,1 fell 6.85% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 declined 10.84%. Based on the MSCI EM Index (Net),3 emerging market stocks lost 8.48%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 gained 1.65% while the Bloomberg Barclays Global Aggregate ex-USD Index5 fell 0.84%. The Bloomberg Barclays Municipal Bond Index6 gained 1.53% while the ICE BofAML U.S. High Yield Index7 declined 2.34%.

Global trade tensions prompted investor concerns.

Global trade tensions escalated during the third quarter of 2018. The U.S. imposed tariffs on a wide range of products manufactured overseas. Foreign governments retaliated with tariffs that punished U.S. commodity producers and product manufacturers. Investors wondered about next steps as divergence in global economic policies and growth prospects widened.

During the summer months, the U.S. economy strengthened. Revised second-quarter gross domestic product (GDP) growth data released in August showed the U.S. economy growing at a 4.2% rate. The unemployment rate in the U.S. was 3.7% by the end of September, according to the U.S. Department of Labor. Wages showed more consistent growth, and consumer confidence remained strong. Several U.S. equity market indices reached records during August, with the S&P 500 Index gaining 7.71% for the three-month period that ended September 30, 2018. In contrast, the MSCI ACWI ex USA Index (Net) gained 0.71% while the MSCI EM Index (Net) declined 1.09% during the same three-month period.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2018. ICE Data Indices, LLC. All rights reserved.

Letter to shareholders (unaudited)	Wells Fargo North Carolina Tax-Free Fund	3

Economic signals overseas were mixed as the third quarter ended and the fourth quarter began. In particular, signs of slowing economic growth in China created uncertainty for investors. Amid rising trade tensions, the People’s Bank of China cut reserve requirement ratios and accelerated infrastructure spending and tax cuts for business enterprises and individuals. Nevertheless, a strengthening U.S. dollar and trade tensions remained headwinds for investors overseas.

Equity markets were volatile during the fourth quarter.

Negative stock market performance during October and December bracketed a mildly positive November, as measured by the S&P 500 Index and the MSCI ACWI ex USA Index (Net). As interest rates and bond yields gained during October, stock markets struggled. Readings on consumer sentiment and business spending were mixed. Markets rebounded in November. The U.S. and China agreed to halt further increases in tariffs and engage in additional negotiations. While November returns were positive, the loss for the full fourth quarter was substantial for equity investors globally, with the S&P down 13.52% and the MSCI ACWI ex USA Index (Net) down 11.46%. December’s S&P 500 Index performance was the lowest since 1931. Globally, fixed income investments fared better than stocks during the last two months of the year as conflicting signals unsettled investors’ outlooks.

Equity investors confronted a number of changing conditions. In November’s mid-term elections, control of the U.S. House of Representatives shifted from Republicans to Democrats, presaging potential partisan disputes. Progress on Brexit negotiations stalled in the UK. In China, the value of the yuan declined to low levels last seen in 2008. Oil prices continued to fall. The Fed increased the federal funds rate by 25 bps to a target range of between 2.25% and 2.50% in December 2018. A late-December dispute over spending and immigration policy resulted in a partial U.S. government shutdown that continued through the end of the period.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Economic signals overseas were mixed as the third quarter ended and the fourth quarter began.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

4	Wells Fargo North Carolina Tax-Free Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax and North Carolina individual income tax.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Bruce R. Johns

Robert J. Miller

Average annual total returns (%) as of December 31, 20181

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]

Class A (ENCMX)	1-11-1993	-3.42	2.15	3.90	1.14	3.10	4.38	1.01	0.85

Class C (ENCCX)	3-27-2002	-0.62	2.31	3.60	0.38	2.31	3.60	1.76	1.60

Institutional Class (ENCYX)	2-28-1994	–	–	–	1.45	3.40	4.69	0.68	0.54

Bloomberg Barclays Municipal Bond Index[4]	–	–	–	–	1.28	3.82	4.85	–	–

Bloomberg Barclays North Carolina Municipal Bond Index[5]	–	–	–	–	1.31	3.16	4.18	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to North Carolina municipal securities risk, high-yield securities risk, and non-diversification risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo North Carolina Tax-Free Fund	5

Effective maturity distribution as of December 31, 2018[6]

Credit quality as of December 31, 2018[7]

[1]	Historical performance shown for all classes of the Fund prior to July 12, 2010, is based on the performance of the Fund’s predecessor, Evergreen North Carolina Municipal Bond Fund.

[2]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]

The manager has contractually committed through October 31, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[5]

The Bloomberg Barclays North Carolina Municipal Bond Index includes investment-grade, tax-exempt, and fixed-rate bonds issued in the state of North Carolina; all securities have long-term maturities (greater than two years) and are selected from issues larger than $50 million. You cannot invest directly in an index.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[7]

The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/ or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

6	Wells Fargo North Carolina Tax-Free Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2018 to December 31, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2018	Ending account value 12-31-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A

Actual	$1,000.00	$1,007.68	$4.30	0.85%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	$4.33	0.85%
Class C

Actual	$1,000.00	$1,003.89	$8.08	1.60%

Hypothetical (5% return before expenses)	$1,000.00	$1,017.14	$8.13	1.60%
Institutional Class

Actual	$1,000.00	$1,009.25	$2.73	0.54%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.48	$2.75	0.54%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo North Carolina Tax-Free Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 97.07%

Guam: 2.88%

Airport Revenue: 0.96%

Guam Port Authority Series B	5.00%	7-1-2030	$500,000	$551,220

Water & Sewer Revenue: 1.92%

Guam Government Waterworks Authority Series 2013	5.25	7-1-2023	1,000,000	1,101,460

				1,652,680

Indiana: 1.96%

Water & Sewer Revenue: 1.96%

Indiana Finance Authority First Lien Wastewater Utility Clean Water Project Series A	5.00	10-1-2031	1,000,000	1,126,690

New York: 2.79%

Tax Revenue: 2.79%

New York Dormitory Authority Personal Income Tax Series B	5.00	3-15-2042	1,500,000	1,601,700

North Carolina: 83.69%

Airport Revenue: 18.21%

Charlotte NC Airport Series A	5.50	7-1-2034	2,500,000	2,633,875

Charlotte NC AMT Series B	5.00	7-1-2020	1,480,000	1,543,936

Charlotte NC AMT Series B	5.50	7-1-2024	810,000	850,921

Charlotte NC Douglas Airport Series A	5.00	7-1-2025	1,645,000	1,762,831

North Carolina Port Authority Series B	5.00	2-1-2025	3,540,000	3,660,325

				10,451,888

Education Revenue: 11.24%

North Carolina Capital Facilities Finance Agency Forest University Series 2016	5.00	1-1-2033	1,000,000	1,153,640

North Carolina Capital Facilities Finance Agency Meredith College Series 2018	5.00	6-1-2038	500,000	538,755

University of North Carolina at Ashville Series 2017	5.00	6-1-2042	625,000	691,300

University of North Carolina at Greensboro Series 2014	5.00	4-1-2033	2,000,000	2,252,640

University of North Carolina at Greensboro Series 2014	5.00	4-1-2039	1,620,000	1,813,622

				6,449,957

Health Revenue: 20.43%

Charlotte Mecklenburg Hospital Authority Health Care Refunding Bonds Series 2018	5.00	1-15-2036	500,000	574,860

New Hanover County NC New Hanover Regional Medical Center	5.00	10-1-2047	1,000,000	1,102,600

New Hanover County NC New Hanover Regional Medical Center Series 2011	5.00	10-1-2028	3,000,000	3,214,140

North Carolina Medical Care Commission Baptist Hospital Project Series 2017	5.25	6-1-2029	2,000,000	2,087,680

North Carolina Medical Care Commission Deerfield Episcopal Retirement Community Project Series 2016	5.00	11-1-2031	1,500,000	1,686,690

North Carolina Medical Care Commission Presbyterian Homes Project Series 2016C	4.00	10-1-2031	1,500,000	1,585,905

North Carolina Medical Care Commission Southeastern Regional Medical Center Series 2012	5.00	6-1-2026	385,000	419,304

North Carolina Medical Care Commission Southeastern Regional Medical Center Series 2012	5.00	6-1-2032	500,000	538,750

North Carolina Medical Care Commission Southminster Series 2016	5.00	10-1-2037	500,000	514,515

				11,724,444

Housing Revenue: 5.30%

North Carolina Facilities Finance Agency Series 2015A (AGC Insured)	5.00	6-1-2027	1,000,000	1,133,290

North Carolina Facilities Finance Agency The Arc of North Carolina Project Series 2017A (HUD Insured)	5.00	10-1-2034	1,000,000	1,100,230

North Carolina HFA Series 2	4.25	1-1-2028	795,000	807,227

				3,040,747

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo North Carolina Tax-Free Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Miscellaneous Revenue: 20.28%

Cabarrus County NC Limited Obligation Installment Financing Contract Series 2017	5.00%	6-1-2031	$500,000	$588,470

Charlotte NC Certificate of Participation Series A	5.00	12-1-2026	1,160,000	1,255,862

Charlotte NC Certificate of Participation Series A	5.00	6-1-2030	1,000,000	1,112,180

Charlotte NC Certificate of Participation Series E	5.00	6-1-2023	3,650,000	3,695,881

Cumberland County NC Limited Obligation Series B	5.00	11-1-2025	1,000,000	1,104,180

Cumberland County NC Limited Obligation Series B	5.00	11-1-2026	1,000,000	1,104,180

Henderson County NC Limited Obligation Series A	5.00	10-1-2030	500,000	577,970

Orange County NC Limited Obligation Series 2018	5.00	10-1-2032	215,000	258,338

Orange County NC Limited Obligation Series 2018	5.00	10-1-2033	220,000	263,091

Orange County NC Limited Obligation Series 2018	5.00	10-1-2034	65,000	77,119

Raleigh NC Limited Obligation Series A	5.00	10-1-2033	1,000,000	1,133,540

Wilmington NC Limited Obligation Series A	5.00	6-1-2030	400,000	465,788

				11,636,599

Transportation Revenue: 3.35%

North Carolina Department of Transportation I-77 Hot Lanes Project Series 2015	5.00	6-30-2028	1,275,000	1,387,519

North Carolina Turnpike Authority Monroe Expressway Toll Revenue Bonds Series 2016A	5.00	7-1-2042	500,000	535,445

				1,922,964

Utilities Revenue: 4.88%

North Carolina Municipal Power Agency #1 Catawba Nuclear Power Project Series A	5.00	1-1-2021	2,720,000	2,802,117

				48,028,716

Tennessee: 3.85%

Utilities Revenue: 3.85%

Tennessee Energy Acquisition Corporation Series A	5.25	9-1-2026	1,020,000	1,158,057

Tennessee Energy Acquisition Corporation Series C	5.00	2-1-2021	1,000,000	1,049,250

				2,207,307

Wisconsin: 1.90%

Education Revenue: 1.90%

Wisconsin PFA Carolina International School Series A 144A	6.75	8-1-2033	1,000,000	1,093,400

Total Municipal Obligations (Cost $54,135,856)				55,710,493

	Yield		Shares
Short-Term Investments: 1.54%

Investment Companies: 1.54%

Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)	1.65		882,277	882,629

Total Short-Term Investments (Cost $882,629)				882,629

Total investments in securities (Cost $55,018,485)	98.61%	56,593,122

Other assets and liabilities, net	1.39	798,613

Total net assets	100.00%	$57,391,735

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo North Carolina Tax-Free Fund	9

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

AGC	Assured Guaranty Corporation

AMT	Alternative minimum tax

GO	General obligation

HFA	Housing Finance Authority

HUD	Department of Housing and Urban Development

PFA	Public Finance Authority

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains	Net change in unrealized gains	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	130,501	7,150,826	6,399,050	882,277	$(354)	$0	$3,276	$882,629	1.54%

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo North Carolina Tax-Free Fund	Statement of assets and liabilities—December 31, 2018 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $54,135,856)	$55,710,493
Investments in affiliated securities, at value (cost $882,629)	882,629
Receivable for investments sold	145,000
Receivable for Fund shares sold	1,557
Receivable for interest	758,177
Prepaid expenses and other assets	53,847

Total assets	57,551,703

Liabilities
Payable for Fund shares redeemed	55,185
Dividends payable	49,698
Due to custodian bank	10,948
Professional fees payable	10,261
Management fee payable	6,707
Administration fee payable	6,081
Distribution fee payable	1,866
Trustees’ fees and expenses payable	753
Accrued expenses and other liabilities	18,469

Total liabilities	159,968

Total net assets	$57,391,735

NET ASSETS CONSIST OF
Paid-in capital	$55,947,679
Total distributable earnings	1,444,056

Total net assets	$57,391,735

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$24,866,518
Shares outstanding – Class A1	2,492,445
Net asset value per share – Class A	$9.98
Maximum offering price per share – Class A2	$10.45
Net assets – Class C	$2,839,140
Shares outstanding – Class C1	284,596
Net asset value per share – Class C	$9.98
Net assets – Institutional Class	$29,686,077
Shares outstanding – Institutional Class[1]	2,975,501
Net asset value per share – Institutional Class	$9.98

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended December 31, 2018 (unaudited)	Wells Fargo North Carolina Tax-Free Fund	11

Investment income
Interest	$1,177,925
Income from affiliated securities	3,276

Total investment income	1,181,201

Expenses
Management fee	125,843
Administration fees
Class A	21,253
Class C	2,491
Institutional Class	13,297
Shareholder servicing fees
Class A	33,208
Class C	3,892
Distribution fee
Class C	11,676
Custody and accounting fees	3,739
Professional fees	25,080
Registration fees	36,370
Shareholder report expenses	13,257
Trustees’ fees and expenses	10,629
Other fees and expenses	4,634

Total expenses	305,369
Less: Fee waivers and/or expense reimbursements	(77,800)

Net expenses	227,569

Net investment income	953,632

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	87,013
Affiliated securities	(354)

Net realized gains on investments	86,659
Net change in unrealized gains (losses) on investments	(571,985)

Net realized and unrealized gains (losses) on investments	(485,326)

Net increase in net assets resulting from operations	$468,306

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo North Carolina Tax-Free Fund	Statement of changes in net assets

	Six months ended December 31, 2018 (unaudited)		Year ended June 30, 2018[1]

Operations
Net investment income		$953,632		$2,056,460
Net realized gains on investments		86,659		168,714
Net change in unrealized gains (losses) on investments		(571,985)		(1,106,887)

Net increase in net assets resulting from operations		468,306		1,118,287

Distributions to shareholders from net investment income and net realized gains
Class A		(386,063)		(820,342)
Class C		(33,578)		(87,164)
Institutional Class		(534,000)		(1,148,953)

Total distributions to shareholders		(953,641)		(2,056,459)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	75,756	758,589	93,001	939,364
Class C	12,665	125,686	22,773	232,140
Institutional Class	167,100	1,662,138	277,422	2,801,086

		2,546,413		3,972,590

Reinvestment of distributions
Class A	37,602	374,760	77,623	785,225
Class C	3,084	30,741	8,078	81,751
Institutional Class	21,951	218,781	44,047	445,532

		624,282		1,312,508

Payment for shares redeemed
Class A	(331,621)	(3,298,805)	(474,571)	(4,796,525)
Class C	(57,660)	(572,159)	(192,691)	(1,951,128)
Institutional Class	(672,037)	(6,694,035)	(730,480)	(7,407,625)

		(10,564,999)		(14,155,278)

Net decrease in net assets resulting from capital share transactions		(7,394,304)		(8,870,180)

Total decrease in net assets		(7,879,639)		(9,808,352)

Net assets
Beginning of period		65,271,374		75,079,726

End of period		$57,391,735		$65,271,374

[1]

Effective for all filings after November 4, 2018, the SEC prospectively eliminated the requirement to parenthetically disclose undistributed net investment income at the end of the period and permitted the aggregation of distributions, with the exception of tax basis returns of capital. Overdistributed net investment income at June 30, 2018 was $59,560. The disaggregated distributions information for the year ended June 30, 2018 is included in Note 7, Distributions to Shareholders, in the notes to the financial statements.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo North Carolina Tax-Free Fund	13

(For a share outstanding throughout each period)

	Six months ended December 31, 2018 (unaudited)	Year ended June 30
CLASS A		2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.05	$10.19	$10.60	$10.36	$10.33	$10.08
Net investment income	0.15	0.29	0.30	0.31	0.32	0.33
Net realized and unrealized gains (losses) on investments	(0.07)	(0.14)	(0.41)	0.24	0.03	0.25

Total from investment operations	0.08	0.15	(0.11)	0.55	0.35	0.58
Distributions to shareholders from
Net investment income	(0.15)	(0.29)	(0.30)	(0.31)	(0.32)	(0.33)
Net asset value, end of period	$9.98	$10.05	$10.19	$10.60	$10.36	$10.33
Total return[1]	0.77%	1.46%	(1.03)%	5.43%	3.35%	5.92%
Ratios to average net assets (annualized)
Gross expenses	1.11%	1.01%	0.97%	0.96%	0.94%	0.94%
Net expenses	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income	2.91%	2.83%	2.91%	3.00%	3.01%	3.32%
Supplemental data
Portfolio turnover rate	5%	5%	11%	7%	12%	15%
Net assets, end of period (000s omitted)	$24,867	$27,239	$30,710	$36,890	$33,969	$37,067

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo North Carolina Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2018 (unaudited)	Year ended June 30
CLASS C		2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.05	$10.19	$10.60	$10.36	$10.33	$10.08
Net investment income	0.11	0.21	0.22	0.24	0.24	0.26
Net realized and unrealized gains (losses) on investments	(0.07)	(0.14)	(0.41)	0.24	0.03	0.25

Total from investment operations	0.04	0.07	(0.19)	0.48	0.27	0.51
Distributions to shareholders from
Net investment income	(0.11)	(0.21)	(0.22)	(0.24)	(0.24)	(0.26)
Net asset value, end of period	$9.98	$10.05	$10.19	$10.60	$10.36	$10.33
Total return[1]	0.39%	0.70%	(1.77)%	4.65%	2.58%	5.13%
Ratios to average net assets (annualized)
Gross expenses	1.86%	1.75%	1.72%	1.71%	1.69%	1.69%
Net expenses	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%
Net investment income	2.16%	2.07%	2.15%	2.25%	2.26%	2.56%
Supplemental data
Portfolio turnover rate	5%	5%	11%	7%	12%	15%
Net assets, end of period (000s omitted)	$2,839	$3,281	$4,974	$6,121	$4,431	$4,566

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo North Carolina Tax-Free Fund	15

(For a share outstanding throughout each period)

	Six months ended December 31, 2018 (unaudited)	Year ended June 30
INSTITUTIONAL CLASS		2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.05	$10.19	$10.60	$10.36	$10.33	$10.08
Net investment income	0.16	0.32	0.33	0.35	0.35	0.36
Net realized and unrealized gains (losses) on investments	(0.07)	(0.14)	(0.41)	0.24	0.03	0.26

Total from investment operations	0.09	0.18	(0.08)	0.59	0.38	0.62
Distributions to shareholders from
Net investment income	(0.16)	(0.32)	(0.33)	(0.35)	(0.35)	(0.37)
Net asset value, end of period	$9.98	$10.05	$10.19	$10.60	$10.36	$10.33
Total return[1]	0.93%	1.77%	(0.72)%	5.76%	3.67%	6.25%
Ratios to average net assets (annualized)
Gross expenses	0.78%	0.68%	0.64%	0.63%	0.61%	0.61%
Net expenses	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%
Net investment income	3.21%	3.14%	3.20%	3.32%	3.32%	3.61%
Supplemental data
Portfolio turnover rate	5%	5%	11%	7%	12%	15%
Net assets, end of period (000s omitted)	$29,686	$34,752	$39,395	$62,793	$60,844	$72,479

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo North Carolina Tax-Free Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo North Carolina Tax-Free Fund (the “Fund”) which is a non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Notes to financial statements (unaudited)	Wells Fargo North Carolina Tax-Free Fund	17

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of December 31, 2018, the aggregate cost of all investments for federal income tax purposes was $55,018,485 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$1,755,918

Gross unrealized losses	(181,281)

Net unrealized gains	$1,574,637

As of June 30, 2018, the Fund had capital loss carryforwards which consisted of $113,445 in short-term capital losses.

As of June 30, 2018, the Fund had current year deferred post-October capital losses consisting of $44,225 in net long-term losses which were recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Municipal obligations	$0	$55,710,493	$0	$55,710,493

Short-term investments

Investment companies	882,629	0	0	882,629

Total assets	$882,629	$55,710,493	$0	$56,593,122

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At December 31, 2018, the Fund did not have any transfers into/out of Level 3.

18	Wells Fargo North Carolina Tax-Free Fund	Notes to financial statements (unaudited)

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.40% and declining to 0.28% as the average daily net assets of the Fund increase. For the six months ended December 31, 2018, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.16%

Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund level expenses on a proportionate basis and then from class specific expenses; otherwise, waivers and/or reimbursements are applied against class specific expenses before fund level expenses. Funds Management has committed through October 31, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.85% for Class A shares, 1.60% for Class C shares, and 0.54% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2018, Funds Distributor received $1,246 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2018.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $100,000 in interfund sales during the six months ended December 31, 2018.

Notes to financial statements (unaudited)	Wells Fargo North Carolina Tax-Free Fund	19

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2018 were $2,890,175 and $9,568,469, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended December 31, 2018, there were no borrowings by the Fund under the agreement.

7. DISTRIBUTIONS TO SHAREHOLDERS

Effective for all filings after November 4, 2018, the Securities and Exchange Commission eliminated the requirement to separately state the components of distributions to shareholders under U.S. generally accepted accounting principles. The amounts of distributions to shareholders for the year ended June 30, 2018 were as follows:

Net investment income

Class A	$ 820,342

Class C	87,164

Institutional Class	1,148,953

8. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territories of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. REORGANIZATION

At a regular meeting of the Board of Trustees held on November 8 and 9, 2018, the Trustees of the Fund approved a Plan of Reorganization (the “Plan”). Under the Plan, Wells Fargo Municipal Bond Fund will acquire the assets and assume the liabilities of the Fund in exchange for shares of Wells Fargo Municipal Bond Fund.

At a Special Meeting of Shareholders of the Fund held on February 19, 2019, the shareholders approved the Plan to merge the Fund into Wells Fargo Municipal Bond Fund. The merger is scheduled to take place on or about March 15, 2019.

11. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

20	Wells Fargo North Carolina Tax-Free Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo North Carolina Tax-Free Fund	21

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 152 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr.[3] (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson[3] (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

22	Wells Fargo North Carolina Tax-Free Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Michael S. Scofield[4] (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	N/A

Pamela Wheelock (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently the Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Other information (unaudited)	Wells Fargo North Carolina Tax-Free Fund	23

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Alexander Kymn (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 76 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 76 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

[3]	Mr. Harris replaced Ms. Johnson as the Chairman of the Audit Committee effective January 1, 2019.

[4]	Mr. Scofield retired on December 31, 2018.

24	Wells Fargo North Carolina Tax-Free Fund	Appendix A (unaudited)

SALES CHARGE REDUCTIONS AND WAIVERS FOR CERTAIN INTERMEDIARIES

Raymond James & Associates, Inc., Raymond James Financial Services & Raymond James affiliates (“Raymond James”)

Effective on or about March 1, 2019, shareholders purchasing Fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end Sales Load Waivers on Class A shares Available at Raymond James

•	Shares purchased in an investment advisory program.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•

A shareholder in the fund’s Class C shares will have their shares automatically exchanged at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the exchange is in line with the policies and procedures of Raymond James.

CDSC Waivers on Class A and C Shares Available at Raymond James

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

•	Return of excess contributions from an IRA Account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the Fund’s prospectus.

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•	Shares acquired through a right of reinstatement.

Front-end Load Discounts Available at Raymond James: Breakpoints, and/or Rights of Accumulation

•	Breakpoints as described in the Fund’s Prospectus.

•

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker/dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2019 Wells Fargo Funds Management, LLC. All rights reserved.

320449 02-19 SA254/SAR254 12-18

Semi-Annual Report

December 31, 2018

Wells Fargo Pennsylvania Tax-Free Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Pennsylvania Tax-Free Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Global trade tensions escalated during the third quarter of 2018.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Pennsylvania Tax-Free Fund for the six-month period that ended December 31, 2018. During the reporting period, the U.S. generated encouraging economic and business data that was offset by less positive and more inconsistent data from international markets. Investment returns were generally negative as geopolitical tensions and uncertainty tended to distract investors from more favorable underlying trends.

For the period, U.S. stocks, as measured by the S&P 500 Index,1 fell 6.85% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 declined 10.84%. Based on the MSCI EM Index (Net),3 emerging market stocks lost 8.48%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 gained 1.65% while the Bloomberg Barclays Global Aggregate ex-USD Index5 fell 0.84%. The Bloomberg Barclays Municipal Bond Index6 gained 1.53% while the ICE BofAML U.S. High Yield Index7 declined 2.34%.

Global trade tensions prompted investor concerns.

Global trade tensions escalated during the third quarter of 2018. The U.S. imposed tariffs on a wide range of products manufactured overseas. Foreign governments retaliated with tariffs that punished U.S. commodity producers and product manufacturers. Investors wondered about next steps as divergence in global economic policies and growth prospects widened.

During the summer months, the U.S. economy strengthened. Revised second-quarter gross domestic product (GDP) growth data released in August showed the U.S. economy growing at a 4.2% rate. The unemployment rate in the U.S. was 3.7% by the end of September, according to the U.S. Department of Labor. Wages showed more consistent growth, and consumer confidence remained strong. Several U.S. equity market indices reached records during August, with the S&P 500 Index gaining 7.71% for the three-month period that ended September 30, 2018. In contrast, the MSCI ACWI ex USA Index (Net) gained 0.71% while the MSCI EM Index (Net) declined 1.09% during the same three-month period.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2018. ICE Data Indices, LLC. All rights reserved.

Letter to shareholders (unaudited)	Wells Fargo Pennsylvania Tax-Free Fund	3

Economic signals overseas were mixed as the third quarter ended and the fourth quarter began. In particular, signs of slowing economic growth in China created uncertainty for investors. Amid rising trade tensions, the People’s Bank of China cut reserve requirement ratios and accelerated infrastructure spending and tax cuts for business enterprises and individuals. Nevertheless, a strengthening U.S. dollar and trade tensions remained headwinds for investors overseas.

Equity markets were volatile during the fourth quarter.

Negative stock market performance during October and December bracketed a mildly positive November, as measured by the S&P 500 Index and the MSCI ACWI ex USA Index (Net). As interest rates and bond yields gained during October, stock markets struggled. Readings on consumer sentiment and business spending were mixed. Markets rebounded in November. The U.S. and China agreed to halt further increases in tariffs and engage in additional negotiations. While November returns were positive, the loss for the full fourth quarter was substantial for equity investors globally, with the S&P down 13.52% and the MSCI ACWI ex USA Index (Net) down 11.46%. December’s S&P 500 Index performance was the lowest since 1931. Globally, fixed income investments fared better than stocks during the last two months of the year as conflicting signals unsettled investors’ outlooks.

Equity investors confronted a number of changing conditions. In November’s mid-term elections, control of the U.S. House of Representatives shifted from Republicans to Democrats, presaging potential partisan disputes. Progress on Brexit negotiations stalled in the UK. In China, the value of the yuan declined to low levels last seen in 2008. Oil prices continued to fall. The Fed increased the federal funds rate by 25 bps to a target range of between 2.25% and 2.50% in December 2018. A late-December dispute over spending and immigration policy resulted in a partial U.S. government shutdown that continued through the end of the period.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Economic signals overseas were mixed as the third quarter ended and the fourth quarter began.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

4	Wells Fargo Pennsylvania Tax-Free Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax and Pennsylvania individual income tax.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Bruce R. Johns

Robert J. Miller

Average annual total returns (%) as of December 31, 20181

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]

Class A (EKVAX)	12-27-1990	-3.29	2.89	5.07	1.26	3.85	5.55	0.91	0.74

Class C (EKVCX)	2-1-1993	-0.50	3.08	4.77	0.50	3.08	4.77	1.66	1.49

Institutional Class (EKVYX)	11-24-1997	–	–	–	1.51	4.11	5.81	0.58	0.49

Bloomberg Barclays Municipal Bond Index[4]	–	–	–	–	1.28	3.82	4.85	–	–

Bloomberg Barclays Pennsylvania Municipal Bond Index[5]	–	–	–	–	1.46	4.01	4.88	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to Pennsylvania municipal securities risk and high-yield securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Pennsylvania Tax-Free Fund	5

Effective maturity distribution as of December 31, 2018[6]

Credit quality as of December 31, 2018[7]

[1]	Historical performance shown for all classes of the Fund prior to July 12, 2010, is based on the performance of the Fund’s predecessor, Evergreen Pennsylvania Municipal Bond Fund.

[2]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]

The manager has contractually committed through October 31, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Pennsylvania Municipal Bond Index is a Pennsylvania-specific total return index. The index is composed of Pennsylvania bonds. The bonds are all investment-grade, fixed-rate, long-term maturities (greater than two years) and are selected from issues larger than $50 million dated since January 1984. Bonds are added to the index and weighted and updated monthly, with a one-month lag. You cannot invest directly in an index.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[7]

The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

6	Wells Fargo Pennsylvania Tax-Free Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2018 to December 31, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2018	Ending account value 12-31-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A

Actual	$1,000.00	$1,013.18	$3.75	0.74%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.48	$3.77	0.74%
Class C

Actual	$1,000.00	$1,010.24	$7.55	1.49%

Hypothetical (5% return before expenses)	$1,000.00	$1,017.69	$7.58	1.49%
Institutional Class

Actual	$1,000.00	$1,014.45	$2.49	0.49%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.74	$2.50	0.49%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Pennsylvania Tax-Free Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 99.11%

Florida: 0.78%

Industrial Development Revenue: 0.78%

Jacksonville FL Economic Development AMT Metropolitan Parking Solutions Project (ACA Insured)	5.50%	10-1-2030	$1,000,000	$1,001,470

Guam: 0.47%

Airport Revenue: 0.47%

Guam Port Authority AMT Series B	5.00	7-1-2032	550,000	601,733

Pennsylvania: 97.86%

Airport Revenue: 1.30%

Philadelphia PA Airport Refunding Bond AMT Series A	5.00	6-15-2030	1,500,000	1,670,070

Education Revenue: 33.40%

Allegheny County PA Higher Education Building Authority Refunding Bond Duquesne University of The Holy Spirit Series A	5.00	3-1-2029	1,135,000	1,280,155

Chester County PA IDA Avon Grove Charter School Project Refunding Bond Series A	5.00	12-15-2047	1,160,000	1,181,762

Chester County PA IDA Collegium Charter School Project Refunding Bond Series A	5.00	10-15-2022	1,390,000	1,423,277

Chester County PA IDA Collegium Charter School Project Series A	5.13	10-15-2037	1,000,000	1,011,020

Chester County PA IDA Renaissance Academy Charter School Project	3.75	10-1-2024	705,000	713,636

Delaware County PA IDA Chester Community Charter School Series A	5.00	8-15-2020	1,230,000	1,206,064

General Authority of South Central Pennsylvania Association of Independent Colleges & Universities	6.00	11-1-2031	2,500,000	2,731,050

Lycoming County PA Authority Pennsylvania College of Technology	5.50	7-1-2026	3,000,000	3,242,820

Montgomery County PA Higher Education & Health Authority Refunding Bond Arcadia University	5.00	4-1-2030	1,500,000	1,631,295

North Eastern PA Hospital & Education Authority Refunding Bond Wilkes University Project Series B	5.25	3-1-2037	1,000,000	1,078,990

Pennsylvania HEFAR Shippensburg University Project	5.00	10-1-2020	1,075,000	1,126,385

Pennsylvania HEFAR Shippensburg University Project	6.00	10-1-2031	3,000,000	3,319,650

Pennsylvania HEFAR Temple University First Series	5.00	4-1-2032	1,000,000	1,075,460

Pennsylvania Public School Building Authority Northampton County Area Community College Project	5.50	3-1-2031	5,000,000	5,334,200

Pennsylvania Public School Building Authority Northampton County Area Community College Project Series A (Build America Mutual Assurance Company Insured)	5.00	6-15-2027	1,610,000	1,742,793

Pennsylvania State University Refunding Bond Series B	5.00	9-1-2034	2,175,000	2,517,410

Philadelphia PA Authority for Industrial Louisiana Salle University	5.00	5-1-2036	1,355,000	1,423,983

Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A	7.00	6-15-2033	1,000,000	1,104,370

Philadelphia PA IDA Charter School Project Series A	5.30	9-15-2027	4,750,000	4,752,850

Philadelphia PA IDA Global Leadership Academy Project	5.13	11-15-2020	525,000	533,416

Philadelphia PA IDA Global Leadership Academy Project	5.75	11-15-2030	1,000,000	1,014,920

Philadelphia PA IDA Tacony Academy Charter School Project	6.88	6-15-2033	1,000,000	1,078,080

Philadelphia PA IDA Temple University 1st Series 2016	5.00	4-1-2029	1,000,000	1,137,470

Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project	7.50	5-1-2031	1,285,000	1,371,815

				43,032,871

GO Revenue: 15.31%

Allegheny County PA Series C-65	5.50	5-1-2024	2,000,000	2,166,940

Central Dauphin PA School District	5.00	2-1-2037	2,075,000	2,312,505

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Pennsylvania Tax-Free Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

GO Revenue (continued)

Downingtown PA Area School District Series C	5.00%	8-1-2032	$1,000,000	$1,159,610

Philadelphia PA Refunding Bond Series A	5.25	7-15-2033	1,500,000	1,662,480

Philadelphia PA School District Refunding Bond Series A (AGM/FGIC Insured)	5.00	6-1-2024	1,420,000	1,563,420

Philadelphia PA School District Refunding Bond Series C	5.00	9-1-2021	1,395,000	1,495,384

Philadelphia PA School District Series B	5.00	9-1-2043	1,235,000	1,345,495

Philadelphia PA Series A	5.00	8-1-2036	1,250,000	1,381,038

Pittsburgh PA (Build America Mutual Assurance Company Insured)	5.00	9-1-2030	500,000	559,980

Pittsburgh PA Moon Area School District Series A	5.00	11-15-2029	1,445,000	1,607,577

Reading PA School District Series A (AGM Insured)	5.00	2-1-2033	1,500,000	1,671,690

West Mifflin PA Area School District (AGM Insured)	5.00	4-1-2028	1,000,000	1,129,880

West Shore PA School District	5.00	11-15-2048	1,500,000	1,666,515

				19,722,514

Health Revenue: 9.92%

Allegheny County PA Hospital Development Authority Health Center Series B (National Insured)	6.00	7-1-2027	1,800,000	2,252,862

Berks County PA IDA Tower Health Project	5.00	11-1-2037	1,295,000	1,428,942

Cumberland County PA Municipal Authority Diakon Lutheran Ministries Project	5.00	1-1-2028	2,090,000	2,258,203

Dauphin County PA General Authority Pinnacle Health System Project	5.00	6-1-2042	500,000	530,180

Dauphin County PA General Authority Pinnacle Health System Project Series A	5.00	6-1-2035	1,000,000	1,109,540

East Hempfield Township PA IDA Willow Valley Communities Project Refunding Bond	5.00	12-1-2028	450,000	504,297

East Hempfield Township PA IDA Willow Valley Communities Project Refunding Bond	5.00	12-1-2029	375,000	418,268

Montgomery County PA IDA Jefferson Health System Series A	5.00	10-1-2027	1,000,000	1,078,700

Northampton County PA St. Luke’s Hospital of Bethlehem Series A	5.00	8-15-2033	1,435,000	1,540,530

Pennsylvania Higher Educational University Pennsylvania Health System Series A	5.00	8-15-2047	1,500,000	1,655,505

				12,777,027

Housing Revenue: 1.05%

Chester County PA IDA University Student Housing LLC Project Series A	5.00	8-1-2030	555,000	582,966

Pennsylvania Housing Finance Agency SFMR Series 112	5.00	4-1-2028	755,000	776,578

				1,359,544

Miscellaneous Revenue: 18.77%

Delaware County PA Authority Neumann University Refunding Bond	5.00	10-1-2031	1,500,000	1,617,225

Delaware County PA Vocational & Technical School Authority (Build America Mutual Assurance Company Insured)	5.25	11-1-2033	1,000,000	1,107,020

Delaware Valley PA Regional Finance Authority Local Government Series A (Ambac Insured)	5.50	8-1-2028	4,390,000	5,297,633

Pennsylvania Certificate of Participation Series A	5.00	7-1-2038	1,000,000	1,109,170

Pennsylvania Financing Authority Pennsylvania Hills Project CAB Series B (National Insured) (z)	4.37	12-1-2022	1,200,000	1,077,588

Pennsylvania Financing Authority Pennsylvania Hills Project CAB Series B (National Insured) (z)	4.51	12-1-2023	3,790,000	3,296,656

Pennsylvania Public School Building Authority Chester Upland School District Project Series B	5.25	9-15-2030	540,000	612,490

Pennsylvania Public School Building Authority Chester Upland School District Project Series C (AGM Insured)	5.00	9-15-2026	875,000	927,973

Pennsylvania Public School Building Authority Series B-2 (Build America Mutual Assurance Company Insured)	5.00	12-1-2027	1,010,000	1,134,351

Pennsylvania Turnpike Commission Series A (AGM Insured)	5.25	7-15-2021	2,000,000	2,161,840

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Pennsylvania Tax-Free Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Miscellaneous Revenue (continued)

Philadelphia PA Authority for Industrial Development City Agreement Green Bond Museum Art Energy Saving Program Series A	5.00%	2-15-2038	$785,000	$869,097

Philadelphia PA IDA Refunding Bond Cultural & Commercial Corridors Program Series A	5.00	12-1-2028	2,500,000	2,816,575

Southeastern Pennsylvania Transportation Authority	5.00	6-1-2028	2,000,000	2,146,380

				24,173,998

Tax Revenue: 4.93%

Allegheny County PA Port Authority Refunding Bond	5.75	3-1-2029	3,000,000	3,232,710

Pittsburgh & Allegheny Counties PA Sports & Exhibition Authority (AGM Insured)	5.00	2-1-2031	3,000,000	3,120,000

				6,352,710

Transportation Revenue: 5.75%

Delaware River PA Joint Toll Bridge Commission	5.00	7-1-2042	580,000	652,523

Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2047	1,000,000	1,101,080

Pennsylvania Turnpike Commission Series A-2	5.00	12-1-2048	2,000,000	2,219,280

Pennsylvania Turnpike Commission Subordinate Bond Series A	5.50	12-1-2042	3,000,000	3,435,930

				7,408,813

Water & Sewer Revenue: 7.43%

Capital Region Pennsylvania Water and Sewer System Refunding Bond	5.00	7-15-2037	1,000,000	1,123,940

Lehigh County PA General Purpose Authority CAB Allentown Project (z)	5.91	12-1-2030	2,000,000	1,289,340

McKeesport PA Municipal Authority (AGM Insured)	5.50	12-15-2027	2,405,000	2,652,953

Pennsylvania Commonwealth Financing Authority Series B	5.00	6-1-2026	1,000,000	1,081,580

Philadelphia PA Water & Wastewater Refunding Bond	5.00	10-1-2030	1,000,000	1,152,180

Philadelphia PA Water & Wastewater Refunding Bond Series A	5.00	10-1-2038	2,000,000	2,274,100

				9,574,093

Total Municipal Obligations (Cost $123,109,061)				127,674,843

	Yield		Shares
Short-Term Investments: 0.54%

Investment Companies: 0.54%

Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)	1.65		695,856	696,134

Total Short-Term Investments (Cost $696,134)				696,134

Total investments in securities (Cost $123,805,195)	99.65%	128,370,977

Other assets and liabilities, net	0.35	449,301

Total net assets	100.00%	$128,820,278

(z)	Zero coupon security. The rate represents the purchase yield to maturity.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Pennsylvania Tax-Free Fund	Portfolio of investments—December 31, 2018 (unaudited)

Abbreviations:

ACA	ACA Financial Guaranty Corporation

AGM	Assured Guaranty Municipal

Ambac	Ambac Financial Group Incorporated

AMT	Alternative minimum tax

CAB	Capital appreciation bond

FGIC	Financial Guaranty Insurance Corporation

GO	General obligation

HEFAR	Higher Education Facilities Authority Revenue

IDA	Industrial Development Authority

National	National Public Finance Guarantee Corporation

SFMR	Single-family mortgage revenue

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	610,062	15,370,099	15,284,305	695,856	$(507)	$0	$5,236	$696,134	0.54%

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—December 31, 2018 (unaudited)	Wells Fargo Pennsylvania Tax-Free Fund	11

Assets
Investments in unaffiliated securities, at value (cost $123,109,061)	$127,674,843
Investments in affiliated securities, at value (cost $696,134)	696,134
Cash	103,582
Receivable for Fund shares sold	172,300
Receivable for interest	1,532,164
Prepaid expenses and other assets	63,283

Total assets	130,242,306

Liabilities
Payable for Fund shares redeemed	1,187,225
Dividends payable	157,081
Management fee payable	27,990
Administration fees payable	12,711
Distribution fee payable	7,961
Trustees’ fees and expenses payable	677
Accrued expenses and other liabilities	28,383

Total liabilities	1,422,028

Total net assets	$128,820,278

NET ASSETS CONSIST OF
Paid-in capital	$125,272,981
Total distributable earnings	3,547,297

Total net assets	$128,820,278

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$37,559,797
Shares outstanding – Class A1	3,282,907
Net asset value per share – Class A	$11.44
Maximum offering price per share – Class A2	$11.98
Net assets – Class C	$12,087,074
Shares outstanding – Class C1	1,058,422
Net asset value per share – Class C	$11.42
Net assets – Institutional Class	$79,173,407
Shares outstanding – Institutional Class[1]	6,920,071
Net asset value per share – Institutional Class	$11.44

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Pennsylvania Tax-Free Fund	Statement of operations—six months ended December 31, 2018 (unaudited)

Investment income
Interest	$2,757,550
Income from affiliated securities	5,236

Total investment income	2,762,786

Expenses
Management fee	274,133
Administration fees
Class A	31,588
Class C	10,147
Institutional Class	33,959
Shareholder servicing fees
Class A	49,356
Class C	15,855
Distribution fee
Class C	47,566
Custody and accounting fees	5,128
Professional fees	28,169
Registration fees	30,573
Shareholder report expenses	5,671
Trustees’ fees and expenses	10,454
Other fees and expenses	8,326

Total expenses	550,925
Less: Fee waivers and/or expense reimbursements	(102,334)

Net expenses	448,591

Net investment income	2,314,195

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	574,997
Affiliated securities	(507)

Net realized gains on investments	574,490
Net change in unrealized gains (losses) on investments	(1,058,911)

Net realized and unrealized gains (losses) on investments	(484,421)

Net increase in net assets resulting from operations	$1,829,774

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Pennsylvania Tax-Free Fund	13

	Six months ended December 31, 2018 (unaudited)		Year ended June 30, 2018[1]

Operations
Net investment income		$2,314,195		$5,180,475
Net realized gains (losses) on investments		574,490		(508,073)
Net change in unrealized gains (losses) on investments		(1,058,911)		(2,064,312)

Net increase in net assets resulting from operations		1,829,774		2,608,090

Distributions to shareholders from net investment income and net realized gains
Class A		(650,193)		(1,414,368)
Class C		(161,244)		(375,013)
Institutional Class		(1,502,758)		(3,391,139)

Total distributions to shareholders		(2,314,195)		(5,180,520)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	69,786	795,705	118,953	1,379,864
Class C	29,822	340,437	82,087	955,484
Institutional Class	230,957	2,626,027	744,498	8,653,257

		3,762,169		10,988,605

Reinvestment of distributions
Class A	53,302	607,370	114,924	1,331,480
Class C	13,550	154,126	30,457	352,246
Institutional Class	47,913	545,945	97,749	1,132,476

		1,307,441		2,816,202

Payment for shares redeemed
Class A	(383,657)	(4,374,252)	(579,470)	(6,706,633)
Class C	(158,256)	(1,800,367)	(340,707)	(3,941,718)
Institutional Class	(1,084,930)	(12,357,706)	(1,914,913)	(22,193,663)

		(18,532,325)		(32,842,014)

Net decrease in net assets resulting from capital share transactions		(13,462,715)		(19,037,207)

Total decrease in net assets		(13,947,136)		(21,609,637)

Net assets
Beginning of period		142,767,414		164,377,051

End of period		$128,820,278		$142,767,414

[1]

Effective for all filings after November 4, 2018, the SEC prospectively eliminated the requirement to parenthetically disclose undistributed net investment income at the end of the period and permitted the aggregation of distributions, with the exception of tax basis returns of capital. Overdistributed net investment income at June 30, 2018 was $200,538. The disaggregated distributions information for the year ended June 30, 2018 is included in Note 7, Distributions to Shareholders, in the notes to the financial statements.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Pennsylvania Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2018 (unaudited)	Year ended June 30
CLASS A		2018	2017	2016	2015	2014
Net asset value, beginning of period	$11.48	$11.67	$12.13	$11.75	$11.65	$11.36
Net investment income	0.19	0.38	0.36	0.38	0.42	0.43
Net realized and unrealized gains (losses) on investments	(0.04)	(0.19)	(0.46)	0.38	0.09	0.29

Total from investment operations	0.15	0.19	(0.10)	0.76	0.51	0.72
Distributions to shareholders from
Net investment income	(0.19)	(0.38)	(0.36)	(0.38)	(0.41)	(0.43)
Net asset value, end of period	$11.44	$11.48	$11.67	$12.13	$11.75	$11.65
Total return[1]	1.32%	1.62%	(0.83)%	6.62%	4.44%	6.45%
Ratios to average net assets (annualized)
Gross expenses	0.94%	0.91%	0.90%	0.90%	0.90%	0.91%
Net expenses	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%
Net investment income	3.29%	3.25%	3.02%	3.23%	3.54%	3.75%
Supplemental data
Portfolio turnover rate	4%	10%	20%	13%	15%	15%
Net assets, end of period (000s omitted)	$37,560	$40,664	$45,381	$55,352	$47,323	$44,500

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Pennsylvania Tax-Free Fund	15

(For a share outstanding throughout each period)

	Six months ended December 31, 2018 (unaudited)	Year ended June 30
CLASS C		2018	2017	2016	2015	2014
Net asset value, beginning of period	$11.45	$11.65	$12.11	$11.73	$11.63	$11.34
Net investment income	0.15 [1]	0.29 [1]	0.27 [1]	0.29 [1]	0.33	0.34
Net realized and unrealized gains (losses) on investments	(0.03)	(0.20)	(0.46)	0.38	0.09	0.29

Total from investment operations	0.12	0.09	(0.19)	0.67	0.42	0.63
Distributions to shareholders from
Net investment income	(0.15)	(0.29)	(0.27)	(0.29)	(0.32)	(0.34)
Net asset value, end of period	$11.42	$11.45	$11.65	$12.11	$11.73	$11.63
Total return[2]	1.02%	0.77%	(1.58)%	5.83%	3.66%	5.67%
Ratios to average net assets (annualized)
Gross expenses	1.69%	1.66%	1.65%	1.65%	1.65%	1.66%
Net expenses	1.49%	1.49%	1.49%	1.49%	1.49%	1.49%
Net investment income	2.54%	2.50%	2.27%	2.46%	2.78%	3.00%
Supplemental data
Portfolio turnover rate	4%	10%	20%	13%	15%	15%
Net assets, end of period (000s omitted)	$12,087	$13,440	$16,323	$19,493	$13,062	$11,192

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Pennsylvania Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2018 (unaudited)	Year ended June 30
INSTITUTIONAL CLASS		2018	2017	2016	2015	2014
Net asset value, beginning of period	$11.48	$11.67	$12.13	$11.75	$11.65	$11.36
Net investment income	0.20	0.40	0.39 [1]	0.41 [1]	0.44	0.45
Net realized and unrealized gains (losses) on investments	(0.04)	(0.18)	(0.46)	0.38	0.10	0.29

Total from investment operations	0.16	0.22	(0.07)	0.79	0.54	0.74
Distributions to shareholders from
Net investment income	(0.20)	(0.41)	(0.39)	(0.41)	(0.44)	(0.45)
Net asset value, end of period	$11.44	$11.48	$11.67	$12.13	$11.75	$11.65
Total return[2]	1.45%	1.88%	(0.58)%	6.88%	4.70%	6.72%
Ratios to average net assets (annualized)
Gross expenses	0.61%	0.58%	0.57%	0.57%	0.57%	0.58%
Net expenses	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income	3.54%	3.50%	3.27%	3.47%	3.78%	4.00%
Supplemental data
Portfolio turnover rate	4%	10%	20%	13%	15%	15%
Net assets, end of period (000s omitted)	$79,173	$88,663	$102,672	$132,844	$106,769	$119,276

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Pennsylvania Tax-Free Fund	17

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Pennsylvania Tax-Free Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

18	Wells Fargo Pennsylvania Tax-Free Fund	Notes to financial statements (unaudited)

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of December 31, 2018, the aggregate cost of all investments for federal income tax purposes was $123,859,620 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$4,888,358

Gross unrealized losses	(377,001)

Net unrealized gains	$4,511,357

As of June 30, 2018, the Fund had capital loss carryforwards which consisted of $829,419 in short-term capital losses and $491,395 in long-term capital losses.

As of June 30, 2018, the Fund had current year deferred post-October capital losses consisting of $17,197 in short-term losses which were recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo Pennsylvania Tax-Free Fund	19

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Municipal obligations	$0	$127,674,843	$0	$127,674,843

Short-term investments

Investment companies	696,134	0	0	696,134

Total assets	$696,134	$127,674,843	$0	$128,370,977

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At December 31, 2018, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.40% and declining to 0.28% as the average daily net assets of the Fund increase. For the six months ended December 31, 2018, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.16%

Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund level expenses on a proportionate basis and then from class specific expenses; otherwise, waivers and/or reimbursements are applied against class specific expenses before fund level expenses. Funds Management has committed through October 31, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.74% for Class A shares, 1.49% for Class C shares, and 0.49% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

20	Wells Fargo Pennsylvania Tax-Free Fund	Notes to financial statements (unaudited)

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2018, Funds Distributor received $1,316 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2018.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $1,000,000 and $700,000 in interfund purchases and sales, respectively, during the six months ended December 31, 2018.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2018 were $5,508,875 and $18,509,930, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended December 31, 2018, there were no borrowings by the Fund under the agreement.

7. DISTRIBUTIONS TO SHAREHOLDERS

Effective for all filings after November 4, 2018, the Securities and Exchange Commission eliminated the requirement to separately state the components of distributions to shareholders under U.S. generally accepted accounting principles. The amounts of distributions to shareholders for the year ended June 30, 2018 were as follows:

Net investment income

Class A	$1,414,368

Class C	375,013

Institutional Class	3,391,139

8. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territories of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Notes to financial statements (unaudited)	Wells Fargo Pennsylvania Tax-Free Fund	21

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

22	Wells Fargo Pennsylvania Tax-Free Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Pennsylvania Tax-Free Fund	23

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 152 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr.[3] (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson[3] (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

24	Wells Fargo Pennsylvania Tax-Free Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Michael S. Scofield[4] (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	N/A

Pamela Wheelock (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently the Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Other information (unaudited)	Wells Fargo Pennsylvania Tax-Free Fund	25

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Alexander Kymn (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 76 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 76 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

[3]	Mr. Harris replaced Ms. Johnson as the Chairman of the Audit Committee effective January 1, 2019.

[4]	Mr. Scofield retired on December 31, 2018.

26	Wells Fargo Pennsylvania Tax-Free Fund	Appendix A (unaudited)

SALES CHARGE REDUCTIONS AND WAIVERS FOR CERTAIN INTERMEDIARIES

Raymond James & Associates, Inc., Raymond James Financial Services & Raymond James affiliates (“Raymond James”)

Effective on or about March 1, 2019, shareholders purchasing Fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end Sales Load Waivers on Class A shares Available at Raymond James

•	Shares purchased in an investment advisory program.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•

A shareholder in the fund’s Class C shares will have their shares automatically exchanged at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the exchange is in line with the policies and procedures of Raymond James.

CDSC Waivers on Class A and C Shares Available at Raymond James

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

•	Return of excess contributions from an IRA Account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the Fund’s prospectus.

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•	Shares acquired through a right of reinstatement.

Front-end Load Discounts Available at Raymond James: Breakpoints, and/or Rights of Accumulation

•	Breakpoints as described in the Fund’s Prospectus.

•

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker/dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2019 Wells Fargo Funds Management, LLC. All rights reserved.

320450 02-19 SA255/SAR255 12-18

Semi-Annual Report

December 31, 2018

Wells Fargo Short-Term Municipal Bond Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

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The views expressed and any forward-looking statements are as of December 31, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Short-Term Municipal Bond Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Global trade tensions escalated during the third quarter of 2018.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Short-Term Municipal Bond Fund for the six-month period that ended December 31, 2018. During the reporting period, the U.S. generated encouraging economic and business data that was offset by less positive and more inconsistent data from international markets. Investment returns were generally negative as geopolitical tensions and uncertainty tended to distract investors from more favorable underlying trends.

For the period, U.S. stocks, as measured by the S&P 500 Index,1 fell 6.85% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 declined 10.84%. Based on the MSCI EM Index (Net),3 emerging market stocks lost 8.48%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 gained 1.65% while the Bloomberg Barclays Global Aggregate ex-USD Index5 fell 0.84%. The Bloomberg Barclays Municipal Bond Index6 gained 1.53% while the ICE BofAML U.S. High Yield Index7 declined 2.34%.

Global trade tensions prompted investor concerns.

Global trade tensions escalated during the third quarter of 2018. The U.S. imposed tariffs on a wide range of products manufactured overseas. Foreign governments retaliated with tariffs that punished U.S. commodity producers and product manufacturers. Investors wondered about next steps as divergence in global economic policies and growth prospects widened.

During the summer months, the U.S. economy strengthened. Revised second-quarter gross domestic product (GDP) growth data released in August showed the U.S. economy growing at a 4.2% rate. The unemployment rate in the U.S. was 3.7% by the end of September, according to the U.S. Department of Labor. Wages showed more consistent growth, and consumer confidence remained strong. Several U.S. equity market indices reached records during August, with the S&P 500 Index gaining 7.71% for the three-month period that ended September 30, 2018. In contrast, the MSCI ACWI ex USA Index (Net) gained 0.71% while the MSCI EM Index (Net) declined 1.09% during the same three-month period.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2018. ICE Data Indices, LLC. All rights reserved.

Letter to shareholders (unaudited)	Wells Fargo Short-Term Municipal Bond Fund	3

Economic signals overseas were mixed as the third quarter ended and the fourth quarter began. In particular, signs of slowing economic growth in China created uncertainty for investors. Amid rising trade tensions, the People’s Bank of China cut reserve requirement ratios and accelerated infrastructure spending and tax cuts for business enterprises and individuals. Nevertheless, a strengthening U.S. dollar and trade tensions remained headwinds for investors overseas.

Equity markets were volatile during the fourth quarter.

Negative stock market performance during October and December bracketed a mildly positive November, as measured by the S&P 500 Index and the MSCI ACWI ex USA Index (Net). As interest rates and bond yields gained during October, stock markets struggled. Readings on consumer sentiment and business spending were mixed. Markets rebounded in November. The U.S. and China agreed to halt further increases in tariffs and engage in additional negotiations. While November returns were positive, the loss for the full fourth quarter was substantial for equity investors globally, with the S&P down 13.52% and the MSCI ACWI ex USA Index (Net) down 11.46%. December’s S&P 500 Index performance was the lowest since 1931. Globally, fixed income investments fared better than stocks during the last two months of the year as conflicting signals unsettled investors’ outlooks.

Equity investors confronted a number of changing conditions. In November’s mid-term elections, control of the U.S. House of Representatives shifted from Republicans to Democrats, presaging potential partisan disputes. Progress on Brexit negotiations stalled in the UK. In China, the value of the yuan declined to low levels last seen in 2008. Oil prices continued to fall. The Fed increased the federal funds rate by 25 bps to a target range of between 2.25% and 2.50% in December 2018. A late-December dispute over spending and immigration policy resulted in a partial U.S. government shutdown that continued through the end of the period.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Economic signals overseas were mixed as the third quarter ended and the fourth quarter began.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

4	Wells Fargo Short-Term Municipal Bond Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax consistent with capital preservation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Wendy Casetta

Lyle J. Fitterer, CFA®‡, CPA

Average annual total returns (%) as of December 31, 2018

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (WSMAX)	7-18-2008	-0.60	0.59	2.19	1.43	0.99	2.40	0.77	0.63

Class C (WSSCX)	1-31-2003	-0.33	0.24	1.63	0.67	0.24	1.63	1.52	1.38

Class R6[3]	7-31-2018	–	–	–	1.68	1.22	2.62	0.39	0.35

Administrator Class (WSTMX)[4]	7-30-2010	–	–	–	1.46	0.98	2.41	0.71	0.60

Institutional Class (WSBIX)	3-31-2008	–	–	–	1.66	1.21	2.62	0.44	0.40

Bloomberg Barclays 1-3 Year Composite Municipal Bond Index[5]	–	–	–	–	1.75	0.99	1.60	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Short-Term Municipal Bond Fund	5

Effective maturity distribution as of December 31, 2018[6]

Credit quality as of December 31, 2018[7]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has contractually committed through October 31, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance shown for Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns for Class R6 shares would be higher.

[4]

Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Administrator Class shares.

[5]

The Bloomberg Barclays 1-3 Year Composite Municipal Bond Index is a blended index weighted 50% in the Bloomberg Barclays 1-Year Municipal Bond Index and 50% in the Barclays 3-Year Municipal Bond Index. You cannot invest directly in an index.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[7]

The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/ or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

6	Wells Fargo Short-Term Municipal Bond Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2018 to December 31, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2018	Ending account value 12-31-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A

Actual	$1,000.00	$1,007.89	$3.19	0.63%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	$3.21	0.63%
Class C

Actual	$1,000.00	$1,004.09	$6.97	1.38%

Hypothetical (5% return before expenses)	$1,000.00	$1,018.25	$7.02	1.38%
Class R6

Actual	$1,000.00	$1,009.27	$1.77	0.35%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	$1.79	0.35%
Administrator Class

Actual	$1,000.00	$1,008.04	$3.04	0.60%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%
Institutional Class

Actual	$1,000.00	$1,009.05	$2.03	0.40%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$2.04	0.40%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 99.32%

Alabama: 0.43%

GO Revenue: 0.13%

Jefferson County AL Series C	4.90%	4-1-2021	$5,290,000	$5,404,105

Tax Revenue: 0.01%

Board of Education of Shelby County AL Public School Series 2016	4.00	2-1-2020	410,000	419,582

Utilities Revenue: 0.29%

Alabama Black Belt Energy Gas District Series A	4.00	12-1-2048	8,000,000	8,351,440

Alabama Black Belt Energy Gas District Series A (Royal Bank of Canada LIQ)	4.00	8-1-2047	3,880,000	4,036,597

				12,388,037

				18,211,724

Alaska: 0.63%

Health Revenue: 0.53%

Alaska IDA Loan Anticipation YKHC Project	3.50	12-1-2020	22,000,000	22,165,000

Utilities Revenue: 0.04%

Alaska IDA Snettisham Hydroelectric Project	5.00	1-1-2021	1,400,000	1,458,506

Water & Sewer Revenue: 0.06%

North Slope Borough Alaska Service Area Water & Wastewater Facilities	5.25	6-30-2034	2,445,000	2,635,294

				26,258,800

Arizona: 2.46%

Education Revenue: 0.16%

Arizona Board of Regents Certificate of Participation Series A	5.00	6-1-2021	3,000,000	3,215,910

Cochise County AZ Community College District of Cochise County Series 2016A (Build America Mutual Assurance Company Insured)	5.00	7-1-2020	405,000	422,861

Cochise County AZ Community College District of Cochise County Series 2016A (Build America Mutual Assurance Company Insured)	5.00	7-1-2021	425,000	453,624

PIMA County AZ IDA Education Facility Odyssey Preparatory Academy Goodyear Project	7.00	6-1-2034	312,000	348,067

PIMA County AZ IDA Education Facility Odyssey Preparatory Academy Goodyear Project	7.13	6-1-2049	1,950,000	2,181,153

				6,621,615

GO Revenue: 0.05%

Maricopa County AZ Unified School District #89 Refunding Bond Series 2016 (Build America Mutual Assurance Company Insured) ##	2.00	7-1-2019	2,265,000	2,267,106

Health Revenue: 0.36%

Maricopa County AZ IDA Series 2019C (SIFMA Municipal Swap +0.80%) ±%%	2.43	9-1-2048	9,000,000	9,000,000

Tempe AZ IDA Mirabella Arizona State University Project Series B1 144A	4.00	10-1-2023	6,000,000	6,004,740

				15,004,740

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Industrial Development Revenue: 1.17%

Chandler AZ IDA Intel Corporation Project	2.40%	12-1-2035	$32,085,000	$32,336,546

Coconino County AZ Pollution Control Corporation Series A	1.80	9-1-2032	7,100,000	7,045,188

Phoenix AZ IDA Various Republic Services Incorporated Projects øø	2.15	12-1-2035	9,500,000	9,497,815

				48,879,549

Miscellaneous Revenue: 0.29%

Navajo Nation AZ Refunding Bond Series A 144A	2.90	12-1-2020	5,965,000	5,977,049

Navajo Nation AZ Tribal Utility Authority (Municipal Government Guaranty Insured)	4.00	1-1-2021	6,295,000	6,354,991

				12,332,040

Resource Recovery Revenue: 0.14%

Yavapai County AZ IDA Waste Management Incorporated Project Series A2	1.85	3-1-2028	6,000,000	5,994,060

Utilities Revenue: 0.29%

Maricopa County AZ PCR Public Service Company of New Mexico Palo Verde Project Series B	5.20	6-1-2043	2,500,000	2,580,625

Maricopa County AZ PCR Series A	2.40	6-1-2043	9,800,000	9,739,338

				12,319,963

				103,419,073

Arkansas: 0.12%

Housing Revenue: 0.12%

Arkansas Development Finance Authority Multifamily Housing Texarkana Rental Assistance Demonstration Convertible Bond Series A	2.10	6-1-2022	5,100,000	5,101,836

California: 3.38%

Education Revenue: 0.63%

California Infrastructure & Economic Development Bank Series A (SIFMA Municipal Swap +1.00%) ±	2.71	8-1-2037	26,185,000	26,345,776

GO Revenue: 1.18%

California Refunding Bond Series A (SIFMA Municipal Swap +0.25%) ±	1.96	5-1-2033	26,000,000	25,935,780

California Series B (SIFMA Municipal Swap +0.38%) ±	2.09	12-1-2027	20,000,000	19,995,600

Oakland CA Unified School District Alameda County Election of 2012	5.00	8-1-2019	1,000,000	1,019,700

Palomar CA Pomerado Health CAB Election of 2004 Series A (National Insured) (z)##	2.81	8-1-2019	2,215,000	2,188,929

San Ysidro CA School District (AGM Insured) (z)	6.83	8-1-2047	3,610,000	489,985

				49,629,994

Health Revenue: 0.15%

California HFFA Providence St. Joseph Series B1	1.25	10-1-2036	5,755,000	5,695,954

Washington Township CA Health Care District Series B	5.00	7-1-2020	600,000	623,844

				6,319,798

Industrial Development Revenue: 0.09%

California PCFA AMT Calplant I Project 144A	7.00	7-1-2022	3,505,000	3,611,552

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Miscellaneous Revenue: 0.19%

California Infrastructure & Economic Development J. Paul Getty Trust Series B2 (1 Month LIBOR +0.20%) ±	1.84%	10-1-2047	$8,000,000	$7,986,800

Tax Revenue: 0.05%

Commerce CA RDA CAB Project #1 (z)	4.86	8-1-2021	2,245,000	2,002,473

Transportation Revenue: 0.25%

Bay Area CA Toll Authority San Francisco Bay Area Series D	1.88	4-1-2034	10,500,000	10,507,980

Water & Sewer Revenue: 0.84%

California Department of Water Resources Central Valley Project Series AT (SIFMA Municipal Swap +0.37%) ±	2.08	12-1-2035	35,500,000	35,460,240

				141,864,613

Colorado: 1.32%

GO Revenue: 0.26%

Dawson Ridge Metropolitan District # 1 CO (z)	2.22	10-1-2022	8,445,000	7,800,900

Grand River CO Hospital District (AGM Insured)	5.00	12-1-2022	1,450,000	1,604,773

Grand River CO Hospital District (AGM Insured)	5.00	12-1-2024	1,140,000	1,301,071

				10,706,744

Health Revenue: 0.89%

Colorado HCFR Catholic Health Initiatives Series C2 (1 Month LIBOR +1.25%) ±	2.85	10-1-2039	8,500,000	8,526,010

Colorado HCFR Catholic Health Initiatives Series C4 (1 Month LIBOR +1.25%) ±	2.85	10-1-2039	3,495,000	3,505,695

University of Colorado Hospital Authority Series 2017C-1	5.00	11-15-2038	23,630,000	25,336,795

				37,368,500

Housing Revenue: 0.14%

Colorado HSG Finance Authority Multifamily Housing Bonds South Range Crossings Project Series 2017	2.15	1-1-2038	6,000,000	5,998,800

Miscellaneous Revenue: 0.03%

Colorado Bridge Enterprise Central 70 Project	4.00	12-31-2023	1,285,000	1,368,127

				55,442,171

Connecticut: 2.05%

Education Revenue: 0.76%

Connecticut HEFAR Yale University Issue Series A	1.30	7-1-2048	5,105,000	5,069,571

Connecticut HEFAR Yale University Issue Series A	2.05	7-1-2035	25,000,000	25,073,500

Connecticut HEFAR Yale University Issue Series A-1 øø	1.00	7-1-2042	600,000	597,528

Connecticut Higher Education Supplemental Loan Authority Refunding Bonds Chelsea Loan Program Series A	3.60	11-15-2023	1,265,000	1,298,523

				32,039,122

GO Revenue: 0.43%

Connecticut Refunding Bond Series B	4.00	5-15-2021	11,190,000	11,622,829

Hartford CT Series A (AGM Insured) ##	5.00	7-1-2019	700,000	710,073

New Haven CT Prerefunded Bond Series A (AGM Insured) ##	3.00	11-1-2019	80,000	80,745

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

GO Revenue (continued)

New Haven CT Series A	5.25%	8-1-2021	$1,830,000	$1,944,942

New Haven CT Unrefunded Balance Refunding Bond Series A (AGM Insured) ##	3.00	11-1-2019	3,325,000	3,350,204

West Haven CT Series A	3.00	11-1-2019	300,000	299,631

West Haven CT Series B ##	3.00	11-1-2019	210,000	209,742

				18,218,166

Health Revenue: 0.24%

Connecticut HEFAR Hartford Healthcare Series G (1 Month LIBOR +0.95%) ±	2.55	7-1-2049	10,000,000	10,023,900

Miscellaneous Revenue: 0.62%

Connecticut Refunding Bond (SIFMA Municipal Swap +1.10%) ##±	2.81	5-15-2019	3,500,000	3,508,540

Connecticut Series A (SIFMA Municipal Swap +0.55%) ##±	2.26	3-1-2019	3,800,000	3,800,912

Connecticut Series A (SIFMA Municipal Swap +0.65%) ±	2.36	3-1-2020	8,385,000	8,395,565

Connecticut Series A (SIFMA Municipal Swap +1.10%) ##±	2.81	4-15-2019	5,600,000	5,611,088

Mohegan Tribe of Indians of Connecticut U.S. Department of Agriculture BAN ##	3.00	6-14-2019	4,466,000	4,466,000

				25,782,105

				86,063,293

District of Columbia: 0.59%

Airport Revenue: 0.09%

Metropolitan Washington DC Airport Authority Series A	5.00	10-1-2024	3,450,000	3,769,263

Housing Revenue: 0.50%

District of Columbia HFA Multifamily Housing Liberty Place Apartments Project	2.13	6-1-2021	9,800,000	9,799,902

District of Columbia HFA Multifamily Housing Maplewood Courts Apartments Project	1.80	2-1-2020	11,310,000	11,292,470

				21,092,372

				24,861,635

Florida: 1.44%

Education Revenue: 0.22%

Florida Gulf Coast University Financing Corporation Housing Project Series A	5.00	8-1-2020	2,055,000	2,144,372

University of North Florida Financing Corporation Capital Housing Project (AGM Insured)	5.00	11-1-2020	3,125,000	3,276,219

University of North Florida Financing Corporation Capital Housing Project (AGM Insured)	5.00	11-1-2021	3,440,000	3,691,808

				9,112,399

Health Revenue: 0.42%

North Broward FL Hospital District Series B	5.00	1-1-2022	1,255,000	1,348,359

North Broward FL Hospital District Series B	5.00	1-1-2023	1,700,000	1,856,553

North Broward FL Hospital District Series B	5.00	1-1-2024	2,000,000	2,214,560

Palm Beach County FL HCFR ACTS Retirement Life Communities Series 2016	5.00	11-15-2021	3,515,000	3,737,464

Tampa FL BayCare Health System Prefunded Bond	5.00	11-15-2023	4,140,000	4,315,660

Tampa FL BayCare Health System Unrefunded Bond	5.00	11-15-2023	3,940,000	4,101,737

				17,574,333

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Housing Revenue: 0.12%

Florida Housing Finance Corporation Logan Heights Apartments Series F %%	1.90%	2-1-2020	$5,280,000	$5,261,520

Miscellaneous Revenue: 0.39%

Manatee County FL School Board Certificate of Participation Series A	5.00	7-1-2020	1,225,000	1,274,417

Miami-Dade County FL School Board Certificate of Participation Series A	5.00	5-1-2031	10,000,000	11,276,700

St. Johns County FL School Board Refunding Bond Certificate of Participation	5.00	7-1-2020	2,010,000	2,100,470

St. Johns County FL School Board Refunding Bond Certificate of Participation	5.00	7-1-2021	1,670,000	1,791,309

				16,442,896

Resource Recovery Revenue: 0.05%

Lee County FL Solid Waste System Refunding Bond	5.00	10-1-2023	1,750,000	1,910,913

Tax Revenue: 0.20%

Florida Department of Environmental Protection Florida Forever Series A	5.00	7-1-2023	7,720,000	8,489,684

Transportation Revenue: 0.04%

Florida Mid-Bay Bridge Authority Series C ##	5.00	10-1-2019	675,000	689,108

Florida Mid-Bay Bridge Authority Series C	5.00	10-1-2020	785,000	821,565

				1,510,673

				60,302,418

Georgia: 4.41%

Education Revenue: 0.17%

Walesa GA Downtown Development Authority Reinhardt University Project ##	2.00	8-1-2019	7,000,000	6,988,730

Health Revenue: 0.86%

Gainesville & Hall Counties GA Development Authority Senior Living Facilities Lanier Village Series B (AGC Insured, TD Bank NA SPA) ø	1.75	11-15-2033	12,825,000	12,825,000

Gainesville & Hall Counties GA Hospital Authority Health System Project Series B (SIFMA Municipal Swap +0.95%) ±	2.66	8-15-2035	23,000,000	23,019,780

				35,844,780

Housing Revenue: 0.63%

Atlanta GA Urban Residential Finance Authority Multifamily Housing City Lights II Family Apartments Project	1.86	12-1-2020	11,500,000	11,478,265

Macon-Bibb County GA Housing Authority Hallmark Portfolio	2.04	4-1-2021	15,000,000	14,992,500

				26,470,765

Industrial Development Revenue: 0.38%

Monroe County GA PCR Georgia Power Company Plant Scherer Project	2.35	10-1-2048	16,000,000	15,867,840

Miscellaneous Revenue: 0.32%

Georgia Road & Tollway Authority Federal Highway Grant Anticipation Bond Series B	5.00	6-1-2020	12,980,000	13,554,105

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Utilities Revenue: 2.05%

Bartow County GA Development Authority Georgia Power Company Bowen Project	2.05%	9-1-2029	$4,100,000	$3,998,853

Burke County GA Development Authority Georgia Power Company Plant Vogtle Project	1.85	12-1-2049	17,300,000	17,248,792

Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series A	2.40	1-1-2040	15,995,000	15,918,864

Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series F	3.00	11-1-2045	22,050,000	21,874,041

Floyd County GA PCR Georgia Power Company Plant Hammond Project	2.35	7-1-2022	11,250,000	11,157,075

Main Street Natural Gas Incorporated Georgia Gas Project Series B	5.00	3-15-2021	2,600,000	2,745,652

Main Street Natural Gas Incorporated Georgia Gas Project Series C	4.00	8-1-2048	6,120,000	6,462,230

Monroe County GA Development Authority PCR Oglethorpe Power Corporation Scherer Project Series A	2.40	1-1-2039	6,755,000	6,722,846

				86,128,353

				184,854,573

Guam: 0.01%

Airport Revenue: 0.01%

Guam International Airport Authority Series A	5.00	10-1-2019	450,000	457,223

Hawaii: 0.47%

GO Revenue: 0.30%

Honolulu HI Rail Transit Project Series H (SIFMA Municipal Swap +0.32%) ±	2.03	9-1-2027	7,600,000	7,597,036

Honolulu HI Rail Transit Project Series H (SIFMA Municipal Swap +0.32%) ±	2.03	9-1-2028	5,000,000	4,998,050

				12,595,086

Housing Revenue: 0.17%

Hawaii Housing Finance & Development Corporation Multifamily Housing Hale Kewalo Apartments Series A (GNMA Insured)	1.90	1-1-2021	7,160,000	7,125,775

				19,720,861

Illinois: 10.81%

Airport Revenue: 0.89%

Chicago IL Midway Airport Refunding Bond Second Lien Series A	5.00	1-1-2022	6,100,000	6,540,969

Chicago IL Midway Airport Refunding Bond Second Lien Series A	5.00	1-1-2025	5,000,000	5,529,050

Chicago IL O’Hare International Airport Customer Facility Series 2013	5.00	1-1-2019	1,000,000	1,000,000

Chicago IL O’Hare International Airport Customer Facility Series 2013	5.00	1-1-2020	890,000	915,178

Chicago IL O’Hare International Airport Refunding Bond General Senior Lien Series B	5.00	1-1-2023	5,000,000	5,380,950

Chicago IL O’Hare International Airport Refunding Bond General Senior Lien Series B	5.00	1-1-2024	1,550,000	1,665,305

Chicago IL O’Hare International Airport Refunding Bond Passenger Facility	5.00	1-1-2023	13,720,000	14,765,327

Chicago IL O’Hare International Airport Refunding Bond Passenger Facility	5.00	1-1-2024	1,335,000	1,480,862

				37,277,641

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Education Revenue: 0.25%

University of Illinois Auxiliary Facilities CAB (z)	2.53%	4-1-2019	$7,110,000	$7,070,255

University of Illinois Board of Trustees Certificate of Participation Series A	4.00	8-15-2019	1,900,000	1,923,484

Western Illinois University Auxiliary Facilities System	4.00	4-1-2020	1,480,000	1,469,122

				10,462,861

GO Revenue: 3.51%

Chicago IL Board Education Refunding Bond Series A (AGM Insured)	5.00	12-1-2022	500,000	539,125

Chicago IL Board Education Refunding Bond Series A (AGM Insured)	5.00	12-1-2023	2,000,000	2,185,160

Chicago IL Board of Education Series A (National Insured)	5.00	12-1-2019	895,000	911,674

Chicago IL City Colleges of Chicago Capital Improvement Project CAB (National Insured) (z)	0.00	1-1-2019	8,555,000	8,555,000

Chicago IL Emergency Telephone System Refunding Bond (National Insured)	5.25	1-1-2020	3,765,000	3,875,842

Chicago IL Emergency Telephone System Refunding Bond (National Insured)	5.50	1-1-2019	2,600,000	2,600,000

Chicago IL Park District Harbor Facility Series C	5.00	1-1-2022	3,155,000	3,306,251

Chicago IL Park District Personal Property Replacement Tax	5.00	1-1-2019	500,000	500,000

Chicago IL Park District Refunding Bonds Series B	5.00	1-1-2019	3,555,000	3,555,000

Chicago IL Park District Refunding Bonds Series D	4.00	1-1-2019	1,990,000	1,990,000

Chicago IL Park District Refunding Bonds Series D	5.00	1-1-2019	1,060,000	1,060,000

Chicago IL Park District Refunding Bonds Series D	5.00	1-1-2020	1,290,000	1,321,218

Chicago IL Park District Refunding Bonds Series D	5.00	1-1-2021	1,000,000	1,044,370

Chicago IL Park District Series A	4.50	1-1-2023	250,000	256,955

Chicago IL Refunding Bond Series B (Ambac Insured)	5.13	1-1-2022	2,610,000	2,665,776

Chicago IL Series C	5.00	1-1-2021	3,000,000	3,098,820

Chicago IL Series C	5.00	1-1-2022	12,780,000	13,357,528

Chicago IL Series C	5.00	1-1-2023	4,750,000	5,009,825

Cook County IL Refunding Bond Series 2016 A	5.00	11-15-2020	5,430,000	5,693,192

Cook County IL Series 2009D	5.00	11-15-2020	2,220,000	2,273,213

Cook County IL Series A	5.00	11-15-2019	2,275,000	2,331,306

Cook County IL Series C	5.00	11-15-2020	21,615,000	22,133,112

Illinois	4.00	2-1-2019	6,300,000	6,308,001

Illinois	4.00	2-1-2020	1,750,000	1,770,055

Illinois	5.00	2-1-2019	1,600,000	1,603,264

Illinois	5.00	2-1-2020	2,520,000	2,575,415

Illinois	5.00	11-1-2021	5,000,000	5,227,450

Illinois	5.00	4-1-2022	3,000,000	3,144,240

Illinois Refunding Bond	5.00	1-1-2019	12,570,000	12,570,000

Illinois Refunding Bond	5.00	1-1-2020	13,515,000	13,795,166

Illinois Series A	5.00	4-1-2019	4,890,000	4,920,416

Kane County IL School District Series B	2.00	2-1-2021	880,000	877,501

Kane County IL School District Series C (AGC Insured)	5.00	6-1-2019	2,110,000	2,115,275

Kendall, Kane, & Will Counties IL Community Unit School District #308 CAB (AGM Insured) (z)	1.87	2-1-2020	1,000,000	976,590

McHenry & Kane Counties IL Community Consolidated School District #158 CAB (National Insured) (z)	2.70	1-1-2021	1,130,000	1,084,958

Waukegan IL Series B (AGM Insured)	4.00	12-30-2023	500,000	533,535

Will County IL Community High School District #210	5.00	1-1-2021	1,165,000	1,166,107

Winnebago Boone County IL Community College District Rock Valley College Series A (AGM Insured)	5.00	1-1-2022	500,000	537,495

				147,468,835

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Health Revenue: 1.93%

Illinois Development Finance Authority St. Vincent De Paul Center Project Series A	1.88%	11-15-2039	$5,870,000	$5,864,893

Illinois Finance Authority Ascension Health Alliance Senior Credit Group Series E-2	1.75	11-15-2042	2,000,000	1,977,340

Illinois Finance Authority Centigram Health System Project	5.00	9-1-2019	2,265,000	2,312,067

Illinois Finance Authority Friendship Village of Schaumburg	4.00	2-15-2019	1,180,000	1,179,917

Illinois Finance Authority Friendship Village of Schaumburg	4.00	2-15-2020	1,230,000	1,226,765

Illinois Finance Authority Lifespace Communities Refunding Bond	4.00	5-15-2019	1,090,000	1,094,883

Illinois Finance Authority OSF Healthcare System Prerefunded Bond Series A	6.00	5-15-2039	14,630,000	15,426,896

Illinois Finance Authority Proven Health Series A	5.75	5-1-2019	3,000,000	3,039,330

Illinois Finance Authority Swedish Covenant Hospital Series A	6.00	8-15-2038	3,460,000	3,615,527

Illinois Finance Authority The Admiral at the Lake Project Series A	7.75	5-15-2030	2,015,000	2,170,639

Illinois Finance Authority The Admiral at the Lake Project Series A	8.00	5-15-2040	20,755,000	22,413,117

Illinois Finance Authority The Admiral at the Lake Project Series A	8.00	5-15-2046	17,295,000	18,676,698

Southwestern IL Development Authority Health Facility Memorial Group Incorporated	6.38	11-1-2023	1,950,000	2,201,960

				81,200,032

Housing Revenue: 0.42%

Chicago IL Multifamily Housing Mark Rwain Apartments Project	2.20	6-1-2021	17,000,000	16,999,830

Illinois Housing Development Authority (GNMA Insured)	5.00	8-1-2028	475,000	486,196

				17,486,026

Miscellaneous Revenue: 0.84%

Chicago IL Board of Education Lease Certificates Refunding Bond Series A (National Insured)	6.00	1-1-2020	3,260,000	3,299,576

Chicago IL Board of Education Series 2018C	5.00	12-1-2019	4,035,000	4,104,321

Illinois Refunding Bond (Build America Mutual Assurance Company Insured)	5.00	8-1-2020	9,175,000	9,523,191

Illinois Refunding Bond	5.00	2-1-2022	4,375,000	4,576,513

Illinois Refunding Bond	5.00	2-1-2023	6,040,000	6,371,958

Illinois Refunding Bonds Series 2012 (AGM Insured)	5.00	8-1-2020	5,000,000	5,193,700

Illinois Series 2014	5.00	5-1-2021	2,000,000	2,078,680

				35,147,939

Tax Revenue: 2.61%

Build Illinois Bonds Junior Obligation Series C	5.00	6-15-2022	1,705,000	1,813,063

Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2020	1,120,000	1,140,014

Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2021	380,000	392,517

Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2022	955,000	998,433

Hillside IL Refunding Bond Series 2018	5.00	1-1-2024	1,475,000	1,512,642

Huntley IL Special Service Area No 6 Special Tax Refunding Bond (Build America Mutual Assurance Company Insured)	2.20	3-1-2024	2,190,000	2,143,725

Illinois Refunding Bond	5.00	1-1-2021	1,760,000	1,817,640

Illinois Regional Transportation Authority Refunding Bond (AGM Insured)	5.75	6-1-2021	3,000,000	3,256,080

Illinois Series A	4.00	1-1-2020	12,265,000	12,399,915

Illinois Series A	4.00	1-1-2021	2,715,000	2,751,924

Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2017-XG0108 (Barclays Bank plc LOC, Barclays Bank plc LIQ) ø144A	1.89	4-1-2046	29,485,000	29,485,000

Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XL0093 (Barclays Bank plc LIQ) ø144A	1.88	1-1-2048	10,000,000	10,000,000

Metropolitan Pier & Exposition Authority CAB McCormick Place Project Series A (National Insured) (z)	3.94	12-15-2021	920,000	833,630

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Tax Revenue (continued)

Metropolitan Pier & Exposition Authority McCormick Place Project Series B	5.00%	12-15-2020	$1,700,000	$1,764,226

Metropolitan Pier & Exposition Authority McCormick Place Project Callable Bond Series B	5.00	12-15-2022	1,260,000	1,263,755

Metropolitan Pier & Exposition Authority McCormick Place Project Non-Callable Bond Series B	5.00	12-15-2022	7,000,000	7,418,600

Regional Transportation Authority IL Series B-RMKT 1	1.92	6-1-2025	19,145,000	19,145,000

Sales Tax Securitization Corporation Series A	5.00	1-1-2024	10,200,000	11,199,192

				109,335,356

Tobacco Revenue: 0.31%

Illinois Railsplitter Tobacco Settlement Authority	5.00	6-1-2022	12,000,000	12,983,040

Water & Sewer Revenue: 0.05%

Chicago IL Second Lien	5.00	11-1-2020	740,000	776,356

Chicago IL Second Lien (National Insured)	5.50	1-1-2019	1,460,000	1,460,000

				2,236,356

				453,598,086

Indiana: 2.61%

Health Revenue: 1.06%

Indiana Finance Authority Health System Franciscan Alliance Incorporated Series B	5.00	11-1-2022	1,000,000	1,105,320

Indiana Finance Authority Health System Franciscan Alliance Incorporated Series B	5.00	11-1-2023	1,270,000	1,432,611

Indiana Finance Authority Health System Franciscan Alliance Incorporated Series B	5.00	11-1-2024	3,000,000	3,441,090

Indiana Finance Authority Health System Franciscan Alliance Incorporated Series C	5.00	11-1-2021	1,000,000	1,081,480

Indiana Finance Authority Health System Franciscan Alliance Incorporated Series C	5.00	11-1-2023	800,000	902,432

Indiana Finance Authority Health System Franciscan Alliance Incorporated Series C	5.00	11-1-2024	1,000,000	1,147,030

Indiana Finance Authority Parkview Health Series A %%	5.00	5-1-2021	1,020,000	1,079,323

Indiana Finance Authority Parkview Health Series A %%	5.00	5-1-2023	1,010,000	1,113,747

Indiana Finance Authority Senior Living Series A	5.00	11-15-2022	500,000	534,350

Indiana Finance Authority Senior Living Series A	5.00	11-15-2023	500,000	539,775

Indiana Health & Educational Facility Financing Authority Series 2006B	1.75	11-15-2031	11,915,000	11,736,275

Indiana HFFA Ascension Health Series A1	2.80	11-1-2027	9,095,000	9,129,743

Indiana HFFA Ascension Health Series A7	2.00	10-1-2026	8,100,000	8,093,925

Indiana HFFA Ascension Health Subordinate Credit Group Series 2015 A4	1.50	10-1-2027	2,055,000	2,035,457

Indiana HFFA Ascension Health Subordinate Credit Group Series A-8	1.25	11-1-2027	1,285,000	1,268,603

				44,641,161

Housing Revenue: 0.27%

Evansville IN Multifamily Housing Series A	1.85	6-1-2020	7,400,000	7,382,684

Indianapolis IN Multifamily Housing Bethel Townhomes Project Series A	2.30	3-1-2021	3,795,000	3,801,452

				11,184,136

Miscellaneous Revenue: 0.05%

Indiana Bond Bank Special Program Series A	5.25	10-15-2021	2,000,000	2,158,120

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Resource Recovery Revenue: 1.07%

Whiting IN BP Products North America Incorporated Project (SIFMA Municipal Swap +0.75%) ±	2.46%	12-1-2044	$45,000,000	$45,055,350

Utilities Revenue: 0.16%

Warrick County IN Environment Import Vectra Energy Delivery of Indiana Incorporated	2.38	9-1-2055	6,550,000	6,499,762

				109,538,529

Iowa: 0.23%

Education Revenue: 0.05%

Iowa Student Loan Liquidity Corporation Series 2011A-1	4.63	12-1-2019	2,265,000	2,302,282

Housing Revenue: 0.18%

Iowa Finance Authority SFMR Series D (1 Month LIBOR +0.35%) (GNMA/FNMA/FHLMC Insured) ±	2.10	7-1-2048	7,500,000	7,493,175

				9,795,457

Kansas: 0.25%

Miscellaneous Revenue: 0.25%

Kansas Development Finance Authority Series A	5.00	5-1-2019	10,305,000	10,413,306

Kentucky: 2.32%

Education Revenue: 0.00%

Kentucky Higher Education Student Loan Corporation Series A	3.75	6-1-2026	80,000	80,543

Health Revenue: 0.77%

Ashland KY Ashland Hospital Corporation Medical Center Project Series B	5.00	2-1-2019	1,500,000	1,502,730

Kentucky EDFA Catholic Health Initiative Series B1 (1 Month LIBOR +0.90%) ±	2.50	2-1-2046	10,720,000	10,723,109

Kentucky EDFA Catholic Health Initiative Series B2 (1 Month LIBOR +0.90%) ±	2.50	2-1-2046	11,220,000	11,223,254

Louisville & Jefferson Counties KY Catholic Health Initiatives Series A	5.00	12-1-2021	8,060,000	8,648,058

				32,097,151

Housing Revenue: 0.24%

Kentucky Housing Corporation Jefferson Green Apartments Project	2.20	9-1-2022	10,000,000	9,995,700

Miscellaneous Revenue: 0.05%

Hopkins County KY Public Properties Corporation Judicial Center Project	3.63	6-1-2025	1,000,000	1,022,630

Pendleton County KY School District Finance Corporation	2.00	2-1-2021	1,200,000	1,179,408

				2,202,038

Utilities Revenue: 1.26%

Kentucky Public Energy Authority Gas Supply Series B	4.00	1-1-2049	24,085,000	25,460,976

Kentucky Public Energy Authority Gas Supply Series C	4.00	12-1-2049	20,000,000	20,975,200

Louisville & Jefferson Counties KY Metro Government PCR Series A	2.20	2-1-2035	1,000,000	1,000,050

Louisville & Jefferson Counties KY Metro Government PCR Series B	2.55	11-1-2027	5,500,000	5,522,275

				52,958,501

				97,333,933

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Louisiana: 1.08%

Housing Revenue: 0.07%

Louisiana Housing Corporation Pine Trace Homes I Project	2.40%	5-1-2021	$3,000,000	$3,011,670

Industrial Development Revenue: 0.48%

St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series A-1 ø	2.00	11-1-2040	20,000,000	20,000,000

Tax Revenue: 0.08%

Louisiana Local Government Environmental Facilities & CDA Series 2015 (Build America Mutual Assurance Company Insured)	5.00	12-1-2020	1,135,000	1,199,616

Louisiana Regional Transit Authority CAB (National Insured) (z)	5.06	12-1-2021	2,360,000	2,070,168

				3,269,784

Utilities Revenue: 0.45%

Desoto Parish LA PCR	1.60	1-1-2019	15,000,000	15,000,000

Lafayette LA Refunding Bond	5.00	11-1-2023	3,680,000	4,083,328

				19,083,328

				45,364,782

Maryland: 2.01%

GO Revenue: 0.62%

Maryland State & Local Facilities Loan of 2015 Series A	5.00	3-1-2024	23,060,000	25,867,094

Health Revenue: 0.02%

Rockville MD Mayor and Council Economic Development Ingleside King Farm Project Series A-1	5.00	11-1-2020	850,000	880,286

Housing Revenue: 1.37%

Maryland CDA Department of Housing & Community Multifamily Development Bethel Gardens Series F	1.80	2-1-2019	8,500,000	8,493,285

Maryland CDA Department of Housing & Community Multifamily Development Lakeview Victoria Park Series H	3.00	11-1-2020	9,000,000	9,045,990

Maryland CDA Department of Housing & Community Multifamily Development Orchard Park Series F	2.52	8-1-2020	15,000,000	14,962,950

Maryland CDA Department of Housing & Community Multifamily Development Park Square Homes Series E	2.53	8-1-2020	7,500,000	7,481,475

Maryland CDA Department of Housing & Community Multifamily Development The Ellerslie Series C	2.00	2-1-2019	7,500,000	7,497,450

Maryland CDA Department of Housing & Community Multifamily Development Zions Towers Series A (FHA Insured)	2.44	3-1-2020	10,000,000	9,974,800

				57,455,950

				84,203,330

Massachusetts: 5.03%

Education Revenue: 0.44%

Massachusetts Educational Financing Authority AMT Issue K Series A	5.00	7-1-2022	1,000,000	1,083,500

Massachusetts Educational Financing Authority AMT Issue J	5.00	7-1-2021	1,280,000	1,361,075

Massachusetts Educational Financing Authority Series A	3.50	1-1-2019	2,500,000	2,500,000

Massachusetts Educational Financing Authority Series A	5.00	1-1-2019	4,000,000	4,000,000

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Education Revenue (continued)

Massachusetts Educational Financing Authority Series A	5.00%	1-1-2020	$3,000,000	$3,080,370

Massachusetts Educational Financing Authority Series A	5.00	1-1-2022	4,115,000	4,418,646

Massachusetts Educational Financing Authority Series K	5.00	7-1-2019	2,000,000	2,027,680

				18,471,271

Health Revenue: 0.26%

Massachusetts Development Finance Agency Partners Healthcare System Series S-5 (SIFMA Municipal Swap +0.42%) ±	2.13	7-1-2044	11,230,000	11,224,722

Housing Revenue: 2.88%

Massachusetts HFA Construction Loan Notes Series A	1.85	6-1-2020	5,750,000	5,734,820

Massachusetts HFA Construction Loan Notes Series B	2.00	6-1-2019	2,720,000	2,720,109

Massachusetts HFA Construction Loan Notes Series B	2.05	12-1-2021	26,875,000	26,874,731

Massachusetts HFA Highland Glen Project Series A	1.22	8-1-2019	10,000,000	9,993,900

Massachusetts HFA Multifamily Conduit Symphony Plaza Project Series A	1.72	2-1-2020	61,000,000	60,986,580

Massachusetts HFA Multifamily Conduit Van Brodie Mill Series A (TD Bank NA LOC)	2.00	7-1-2020	7,000,000	6,981,590

Massachusetts HFA Single Family Series 200 (1 Month LIBOR +0.38%) ±	2.02	12-1-2048	7,500,000	7,493,700

				120,785,430

Miscellaneous Revenue: 1.45%

Massachusetts Consolidated Loan Series D	1.05	8-1-2043	11,500,000	11,324,970

Massachusetts Consolidated Loan Subordinate Bond Series D-2	1.70	8-1-2043	24,550,000	24,188,133

Massachusetts RAN Series C	4.00	6-20-2019	25,000,000	25,260,000

				60,773,103

				211,254,526

Michigan: 3.39%

Airport Revenue: 0.47%

Wayne County MI Airport Authority Refunding Bond Series A	5.00	12-1-2019	19,405,000	19,918,844

Education Revenue: 0.50%

RBC Municipal Products Incorporated Trust Series E-127 (Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144Aø	1.74	7-1-2020	20,000,000	20,000,000

Western Michigan University Refunding Bond	5.00	11-15-2020	1,000,000	1,055,620

				21,055,620

GO Revenue: 0.93%

Allendale MI Public School District Series A (Qualified School Board Loan Fund Insured)	3.00	11-1-2021	895,000	919,836

Birmingham MI City School District	5.00	11-1-2019	5,970,000	6,128,623

Caledonia MI Community Schools (Qualified School Board Loan Fund Insured)	5.00	5-1-2020	500,000	521,020

Caledonia MI Community Schools (Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,140,000	1,218,181

Chippewa Hills MI School District (Qualified School Board Loan Fund Insured)	4.00	5-1-2019	1,595,000	1,606,372

Detroit MI Series 2018	5.00	4-1-2021	620,000	642,866

Flushing MI Community Schools School District (Qualified School Board Loan Fund Insured)	4.00	5-1-2021	1,135,000	1,186,620

Forest Hills MI Public Schools	5.00	5-1-2019	1,375,000	1,389,630

Fraser MI Public Schools District (Qualified School Board Loan Fund Insured)	5.00	5-1-2019	1,050,000	1,060,899

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund	19

Security name	Interest rate	Maturity date	Principal	Value

GO Revenue (continued)

Gibraltar MI School District (Qualified School Board Loan Fund Insured)	5.00%	5-1-2019	$1,085,000	$1,096,620

Gibraltar MI School District (Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,100,000	1,146,541

Gibraltar MI School District (Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,185,000	1,264,596

Grand Ledge MI Public School District (Qualified School Board Loan Fund Insured)	5.00	5-1-2020	2,680,000	2,790,523

Haslett MI Public Schools (Qualified School Board Loan Fund Insured)	4.00	5-1-2019	515,000	518,672

Haslett MI Public Schools (Qualified School Board Loan Fund Insured)	4.00	5-1-2020	370,000	380,330

Haslett MI Public Schools (Qualified School Board Loan Fund Insured)	5.00	5-1-2021	500,000	535,235

Hudsonville MI Public Schools (Qualified School Board Loan Fund Insured)	5.00	5-1-2019	1,605,000	1,621,756

Lake Orion MI Community School District 2015 Refunding Bond (Qualified School Board Loan Fund Insured)	5.00	5-1-2019	2,325,000	2,349,273

Lake Orion MI Community School District 2015 Refunding Bond (Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,550,000	1,613,922

Lake Orion MI Community School District 2016 Refunding Bond (Qualified School Board Loan Fund Insured)	5.00	5-1-2019	915,000	924,553

Lake Orion MI Community School District 2016 Refunding Bond (Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,390,000	1,447,324

Lake Orion MI Community School District 2016 Refunding Bond (Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,385,000	1,477,698

Rochester MI Community School District (Qualified School Board Loan Fund Insured)	5.00	5-1-2019	900,000	909,576

South Lyon MI Community School District	4.00	5-1-2019	1,860,000	1,873,559

South Lyon MI Community School District	4.00	5-1-2020	1,425,000	1,465,727

Southgate MI Community School District (Build America Mutual Assurance Company Insured)	5.00	5-1-2019	1,000,000	1,010,710

Southgate MI Community School District (Build America Mutual Assurance Company Insured)	5.00	5-1-2020	500,000	521,155

Warren Woods MI Public Schools (Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,445,000	1,504,592

				39,126,409

Health Revenue: 0.20%

Michigan Finance Authority Crittenden Hospital Medical Center Series A	4.13	6-1-2032	4,290,000	4,592,016

Michigan Hospital Finance Authority Ascension Health Subordinate Credit Group Series 2005 A-4	1.63	11-1-2027	3,660,000	3,643,384

				8,235,400

Housing Revenue: 0.13%

Michigan Housing Development Authority Series A	1.80	4-1-2019	5,405,000	5,402,243

Miscellaneous Revenue: 0.41%

Michigan Finance Authority School District	5.00	7-1-2021	915,000	915,000

Michigan Finance Authority Senior Lien Distributable State Aid Charter County of Wayne Criminal Justice Center Project	5.00	11-1-2022	1,150,000	1,273,798

Michigan Finance Authority Unemployment Obligation Assessment Series B	5.00	1-1-2020	15,000,000	15,240,450

				17,429,248

Tax Revenue: 0.03%

Michigan Finance Authority Local Government Loan Program Series 2014H-1	5.00	10-1-2022	1,075,000	1,149,659

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Water & Sewer Revenue: 0.72%

Detroit MI Sewage Disposal System Series A (AGM Insured)	5.25%	7-1-2019	$2,615,000	$2,655,036

Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D-3 (National Insured)	5.00	7-1-2019	7,000,000	7,105,560

Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D-6 (National Insured)	5.00	7-1-2019	1,500,000	1,522,620

Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D-6 (National Insured)	5.00	7-1-2020	1,800,000	1,877,490

Michigan Finance Authority Refunding Bond Senior Lien Detroit Water & Sewer Series C-5 (National Insured)	5.00	7-1-2019	7,000,000	7,105,560

Michigan Finance Authority Refunding Bond Second Lien Detroit Water & Sewer Series C-7 (National Insured)	5.00	7-1-2019	2,500,000	2,537,700

Michigan Finance Authority Refunding Bond Second Lien Detroit Water & Sewer Series C-7 (National Insured)	5.00	7-1-2020	3,835,000	4,000,097

Michigan Finance Authority Refunding Bond Second Lien Detroit Water & Sewer Series C-7 (National Insured)	5.00	7-1-2021	3,095,000	3,305,770

				30,109,833

				142,427,256

Minnesota: 0.78%

GO Revenue: 0.04%

Hastings MN Independent School District #200 Series A (South Dakota Credit Program Insured) (z)	2.38	2-1-2023	815,000	744,535

Hastings MN Independent School District #200 Series A (South Dakota Credit Program Insured) (z)	2.54	2-1-2024	1,015,000	900,102

				1,644,637

Health Revenue: 0.18%

Kanabec County MN Firstlight Health Kanabec Hospital	2.75	12-1-2019	7,000,000	6,999,300

Minneapolis & St. Paul MN Housing & RDA Allina Health Systems Series B-1 (JPMorgan Chase & Company LOC) ø	1.75	11-15-2035	600,000	600,000

				7,599,300

Housing Revenue: 0.56%

Dakota County Community Development Agency Senior Multifamily Housing West St. Paul Apartments Project Series A	2.25	1-1-2022	6,285,000	6,292,353

Dakota County Community Development Agency Senior Multifamily Housing West St. Paul Apartments Project Series B	3.80	7-1-2022	6,325,000	6,329,554

Minnesota HFA Series D (SIFMA Municipal Swap +0.43%) (GNMA/FNMA/FHLMC Insured) ±	2.14	1-1-2045	11,000,000	11,000,000

				23,621,907

				32,865,844

Mississippi: 0.89%

Housing Revenue: 0.64%

Mississippi Home Corporation Multifamily Housing Deville Manor Apartments Project	1.76	12-1-2020	5,500,000	5,496,425

Mississippi Home Corporation Multifamily Vicksburg Housing Authority Rad Project (GNMA/FNMA/FHLMC Insured)	1.91	12-1-2020	21,500,000	21,459,365

				26,955,790

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund	21

Security name	Interest rate	Maturity date	Principal	Value

Resource Recovery Revenue: 0.09%

Mississippi Business Finance Corporation Waste Management Incorporated Project	1.85%	3-1-2027	$3,500,000	$3,496,535

Utilities Revenue: 0.16%

Mississippi Business Finance Corporation Mississippi Power Company Project Series 2010	2.75	12-1-2040	6,750,000	6,755,603

				37,207,928

Missouri: 1.15%

GO Revenue: 0.19%

Kansas City MO Series A	5.00	2-1-2019	1,000,000	1,002,540

Kansas City MO Series A	5.00	2-1-2020	1,495,000	1,546,308

St. Louis MO Special Administrative Board The Transitional School Direct Deposit Program	4.00	4-1-2022	5,030,000	5,344,375

				7,893,223

Health Revenue: 0.08%

Kirkwood MO IDA Retirement Community Series A	8.25	5-15-2045	3,000,000	3,249,720

Industrial Development Revenue: 0.55%

Missouri Environmental Improvement and Energy Resources Authority Kansas City Power And Light Company Project	2.75	5-1-2038	23,400,000	23,222,628

Tax Revenue: 0.05%

Arnold MO Real Property Arnold Triangle Redevelopment Project Series A	3.75	5-1-2023	1,950,000	1,947,602

Utilities Revenue: 0.28%

Sikeston MO Electric System Refunding Bond	5.00	6-1-2019	11,625,000	11,764,384

				48,077,557

Montana: 0.41%

Miscellaneous Revenue: 0.41%

Montana Board of Investments Intercap Revolving Program	1.65	3-1-2032	4,000,000	3,997,360

Montana Board of Investments Municipal Finance Consolidation	1.65	3-1-2035	11,315,000	11,307,532

Montana Board of Investments Municipal Finance Consolidation	1.65	3-1-2038	1,970,000	1,968,700

				17,273,592

Nebraska: 0.14%

Housing Revenue: 0.12%

Douglas Country NE Housing Authority Sorensen Senior Residences Project Series A	2.05	3-1-2020	5,000,000	4,994,800

Utilities Revenue: 0.02%

Nebraska Public Power Generation Agency Whelan Energy Center Unit 2 Series A	5.00	1-1-2020	1,000,000	1,029,090

				6,023,890

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Nevada: 0.65%

Airport Revenue: 0.05%

Clark County NV Airport Jet Aviation Fuel Tax Series A	5.00%	7-1-2019	$1,000,000	$1,014,190

Clark County NV Airport Jet Aviation Fuel Tax Series A	5.00	7-1-2020	1,000,000	1,041,090

				2,055,280

GO Revenue: 0.57%

Clark County NV School District Series B	5.00	6-15-2019	18,800,000	19,070,720

Clark County NV School District Series C	5.00	6-15-2022	2,000,000	2,181,560

Clark County NV School District Series D	5.00	6-15-2021	2,395,000	2,556,447

				23,808,727

Industrial Development Revenue: 0.02%

Clark County NV PCR	1.88	6-1-2031	880,000	869,466

Utilities Revenue: 0.01%

Washoe County NV Sierra Pacific Power Series B	3.00	3-1-2036	520,000	530,499

				27,263,972

New Hampshire: 0.12%

Health Revenue: 0.06%

New Hampshire HEFA Catholic Medical Center	4.00	7-1-2019	2,635,000	2,656,502

Housing Revenue: 0.06%

New Hampshire HFA Multifamily Housing Series 1 (FHA Insured)	1.75	1-1-2020	2,455,000	2,449,403

				5,105,905

New Jersey: 6.72%

Education Revenue: 0.51%

New Jersey EDA Student Loan Series 1	5.50	12-1-2021	1,000,000	1,082,530

New Jersey Higher Education Assistance Authority Series A1	5.00	12-1-2020	9,775,000	10,235,500

New Jersey Higher Education Series A	5.25	6-1-2021	10,000,000	10,124,700

				21,442,730

GO Revenue: 0.26%

Andover NJ Regional School District Refunding School Bond Series 2014 (Build America Mutual Assurance Company Insured)	3.00	2-15-2020	515,000	521,736

New Jersey TTFA Transit System Series A	5.75	6-15-2020	4,425,000	4,567,529

Trenton City NJ Refunding Bond	4.00	7-15-2019	1,905,000	1,920,945

Trenton City NJ Refunding Bond	4.00	7-15-2020	1,685,000	1,713,594

Trenton City NJ Refunding Bond (Build America Mutual Assurance Company Insured)	5.00	12-1-2020	1,675,000	1,766,790

Winslow Township NJ Board of Education Refunding Bond	4.00	8-1-2019	525,000	531,694

				11,022,288

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund	23

Security name	Interest rate	Maturity date	Principal	Value

Housing Revenue: 2.25%

New Jersey Housing & Mortgage Finance Agency Multifamily Series A	2.00%	11-1-2021	$325,000	$323,931

New Jersey Housing & Mortgage Finance Agency Multifamily Series B	1.25	5-1-2019	6,000,000	5,983,140

New Jersey Housing & Mortgage Finance Agency Multifamily Series B	1.65	5-1-2020	4,605,000	4,585,751

New Jersey Housing & Mortgage Finance Agency Multifamily Series B	2.00	5-1-2021	14,335,000	14,328,406

New Jersey Housing & Mortgage Finance Agency Multifamily Series C	2.41	10-1-2021	27,500,000	27,625,950

New Jersey Housing & Mortgage Finance Agency Single Family Housing Series B	2.60	10-1-2021	6,060,000	6,061,454

New Jersey Housing & Mortgage Finance Agency Single Family Housing Series B	2.70	4-1-2022	6,195,000	6,202,496

New Jersey Housing & Mortgage Finance Agency Single Family Housing Series B	2.80	10-1-2022	5,780,000	5,792,138

New Jersey Housing & Mortgage Finance Agency Single Family Housing Series B	2.90	4-1-2023	6,370,000	6,402,806

New Jersey Housing & Mortgage Finance Agency Single Family Housing Series B	2.95	10-1-2023	5,970,000	6,006,716

New Jersey Housing & Mortgage Finance Agency Single Family Housing Series B	3.10	4-1-2024	2,820,000	2,855,419

New Jersey Housing & Mortgage Finance Agency Single Family Housing Series B	3.25	4-1-2025	3,210,000	3,249,804

New Jersey Housing & Mortgage Finance Agency Villa Victoria Apartments Project Series F	2.43	11-1-2021	5,000,000	5,020,400

				94,438,411

Miscellaneous Revenue: 1.88%

New Jersey EDA School Facilities Construction Bond Series DDD	5.00	6-15-2023	3,000,000	3,269,040

New Jersey EDA School Facilities Construction Bond Series DDD	5.00	6-15-2024	2,605,000	2,863,729

New Jersey EDA School Facilities Construction Bonds Series DD-1	5.00	12-15-2019	1,000,000	1,024,930

New Jersey EDA School Facilities Construction Bonds Series K (National Insured)	5.25	12-15-2021	1,040,000	1,118,073

New Jersey EDA School Facilities Construction Notes Series NN	5.00	3-1-2022	405,000	432,900

New Jersey EDA School Facilities Construction Refunding Bond Series NN	5.00	3-1-2021	5,020,000	5,273,610

New Jersey EDA Series BBB	5.00	6-15-2022	6,000,000	6,447,480

New Jersey EDA Series BBB	5.00	6-15-2023	4,000,000	4,358,720

New Jersey EDA Series XX	5.00	6-15-2022	7,500,000	8,059,350

New Jersey EDA Transportation Project New Jersey Transit Corporation Project Series B	5.00	11-1-2021	2,490,000	2,653,917

New Jersey EDA Transportation Project New Jersey Transit Corporation Project Series B	5.00	11-1-2022	26,000,000	28,110,680

New Jersey HFFA Greystone Park Psychiatric Hospital Project Series B	5.00	9-15-2019	2,135,000	2,176,675

New Jersey School Facilities Construction Prerefunded Bond Series EE	5.00	9-1-2020	1,650,000	1,731,824

New Jersey TTFA Series A	5.00	12-15-2019	3,000,000	3,074,790

New Jersey TTFA Series A	5.00	6-15-2020	1,000,000	1,037,550

Newark NJ Housing Authority Newark Redevelopment Project Refunding Bond (National Insured)	5.25	1-1-2020	2,170,000	2,239,961

Newark NJ Housing Authority Newark Redevelopment Project Refunding Bond (National Insured)	5.25	1-1-2021	4,570,000	4,846,988

				78,720,217

Tax Revenue: 0.05%

New Jersey Casino Reinvestment Development Authority	4.00	11-1-2019	1,425,000	1,442,129

New Jersey EDA School Facilities Construction Unrefunded Bond Series EE	5.00	9-1-2020	610,000	636,065

				2,078,194

Tobacco Revenue: 0.06%

New Jersey EDA	4.00	6-15-2019	2,500,000	2,519,100

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Transportation Revenue: 1.71%

New Jersey TTFA Series A	5.25%	12-15-2020	$33,465,000	$35,290,516

New Jersey TTFA Series A1	5.00	6-15-2020	7,000,000	7,272,020

New Jersey TTFA Series A1	5.00	6-15-2021	5,000,000	5,294,000

New Jersey TTFA Series AA	5.00	6-15-2019	2,070,000	2,095,689

New Jersey Turnpike Authority Series C-6 (1 Month LIBOR +0.75%) ±	2.39	1-1-2030	21,820,000	21,940,883

				71,893,108

				282,114,048

New Mexico: 0.78%

Utilities Revenue: 0.78%

Farmington NM PCR Southern California Edison Company Four Corners Project Series A	1.88	4-1-2029	4,950,000	4,890,749

Farmington NM PCR Southern California Edison Company Four Corners Project Series B	1.88	4-1-2029	6,000,000	5,928,180

New Mexico Municipal Energy Acquisition Authority Gas Supply Subordinate Bond Series B (1 Month LIBOR +0.75%) (Royal Bank of Canada SPA) ±	2.32	11-1-2039	21,725,000	21,728,693

				32,547,622

New York: 8.19%

GO Revenue: 1.11%

Binghamton NY Various Purpose BAN Series B	3.00	4-19-2019	21,000,000	21,063,840

Nassau County NY Prerefunded Bond Series C	5.00	10-1-2020	3,020,000	3,092,661

Nassau County NY Series A	5.00	1-1-2020	4,000,000	4,121,560

Nassau County NY Series F	5.00	10-1-2020	1,780,000	1,822,827

Nassau County NY Unrefunded Bond Series C	5.00	10-1-2020	45,000	46,083

Oyster Bay NY Public Improvement	4.00	2-15-2020	1,000,000	1,017,060

Rockland County NY Public Improvement Series C (AGM Insured)	3.00	5-1-2020	1,390,000	1,411,211

Rockland County NY Refunding Bond (Build America Mutual Assurance Company Insured)	3.00	2-15-2019	1,830,000	1,832,635

Rockland County NY Refunding Bond (Build America Mutual Assurance Company Insured)	3.00	2-15-2020	630,000	638,171

Suffolk County NY Refunding Bond Series A	5.00	4-1-2019	1,385,000	1,395,817

Suffolk County NY TAN	5.00	7-24-2019	10,000,000	10,147,800

				46,589,665

Health Revenue: 0.14%

New York NY Health & Hospital Corporation Health System Series A	5.50	2-15-2020	5,755,000	5,772,380

Housing Revenue: 0.66%

New York HFA Affordable Housing Series L (GNMA/FNMA/FHLMC Insured)	1.65	5-1-2021	6,400,000	6,347,776

New York HFA Affordable Housing Series M-1 (GNMA/FNMA/FHLMC Insured)	1.80	5-1-2020	1,200,000	1,197,324

New York HFA Affordable Housing Series M-1 (GNMA/FNMA/FHLMC Insured)	2.00	5-1-2021	5,000,000	4,986,400

New York NY Housing Development Corporation Sustainable Neighborhood Bonds Series I2B	2.00	5-1-2021	12,000,000	11,990,040

Saratoga County NY Capital Resource Corporation Multifamily Housing Preservation LLC Project	2.00	7-1-2020	3,250,000	3,250,000

				27,771,540

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund	25

Security name	Interest rate	Maturity date	Principal	Value

Industrial Development Revenue: 0.99%

New York Transportation Development Corporation American Airlines Incorporated John F. Kennedy International Airport Project Series 2016	5.00%	8-1-2019	$8,000,000	$8,103,680

New York Transportation Development Corporation Special Facilities Revenue Delta Air lines Incorporated LaGuardia Airport Terminals C&D Redevelopment	5.00	1-1-2024	30,130,000	33,243,936

				41,347,616

Miscellaneous Revenue: 0.14%

Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building	5.00	11-1-2019	2,775,000	2,840,629

Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building	5.00	11-1-2020	2,915,000	3,063,578

				5,904,207

Tax Revenue: 0.61%

New York Metropolitan Transportation Authority Subordinate Bond Series A2A (SIFMA Municipal Swap +0.45%) ±	2.16	11-1-2026	6,980,000	6,937,073

New York NY Transitional Finance Authority (SIFMA Municipal Swap +0.80%) ±	2.51	11-1-2022	18,500,000	18,659,285

				25,596,358

Transportation Revenue: 4.03%

New York Metropolitan Transportation Authority Subordinate Bond Series A-3 (SIFMA Municipal Swap +0.50%) ±	2.21	11-15-2042	39,500,000	39,492,890

New York Metropolitan Transportation Authority Subordinate Bond Series A2 (SIFMA Municipal Swap +0.58%) ±	2.29	11-15-2039	2,000,000	1,999,280

New York Metropolitan Transportation Authority Subordinate Bond Series B4	5.00	11-15-2030	13,835,000	14,188,346

New York Metropolitan Transportation Authority Subordinate Bond Series C2	4.00	11-15-2033	8,330,000	8,573,403

New York Metropolitan Transportation Authority Subordinate Bond Series D-2 (SIFMA Municipal Swap +0.45%) ±	2.16	11-15-2044	22,545,000	22,374,785

New York Metropolitan Transportation Authority Subordinate Bond Series D-2A-1 (1 Month LIBOR +0.57%) (AGM Insured) ±	2.19	11-1-2032	7,500,000	7,510,500

New York Metropolitan Transportation Authority Subordinate Bond Series D-2A-2 (1 Month LIBOR +0.68%) (AGM Insured) ±	2.30	11-1-2032	20,000,000	20,090,600

New York Metropolitan Transportation Authority Subordinate Bond Series D-2B (1 Month LIBOR +0.30%) (AGM Insured) ±	1.92	11-1-2032	6,000,000	5,977,740

New York Metropolitan Transportation Authority Subordinate Bond Series D2	4.00	11-15-2034	14,665,000	14,845,380

Niagara Falls NY Board Community Toll (National Insured)	6.25	10-1-2020	8,685,000	9,329,948

Triborough Bridge & Tunnel Authority New York Series B (United States Secured Overnight Financing Rate +0.43%) ±	2.05	1-1-2032	24,590,000	24,614,590

				168,997,462

Utilities Revenue: 0.49%

Long Island NY Power Authority Electric System Series C (1 Month LIBOR +0.75%) ±	2.39	5-1-2033	20,550,000	20,540,753

Water & Sewer Revenue: 0.02%

New York Environmental Facilities Corporation Municipal Water Series A	5.00	6-15-2019	1,000,000	1,015,080

				343,535,061

North Carolina: 0.19%

Health Revenue: 0.18%

Charlotte Mecklenburg NC Hospital Authority Atrium Health Series B	5.00	1-15-2048	7,000,000	7,604,100

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Utilities Revenue: 0.01%

North Carolina Eastern Municipal Power Agency Series C (AGC Insured)	6.00%	1-1-2019	$250,000	$250,000

				7,854,100

Ohio: 2.10%

GO Revenue: 0.01%

Springfield OH Refunding Bond (AGC Insured)	4.00	12-1-2020	440,000	443,159

Health Revenue: 0.08%

Lake County OH Lake Hospital System Incorporated	5.00	8-15-2020	905,000	945,454

Warren County OH HCFR Otterbein Homes Series A	5.00	7-1-2019	2,215,000	2,246,209

				3,191,663

Housing Revenue: 0.55%

Cuyahoga OH Metropolitan Housing Authority Headquarters Project	1.75	3-1-2020	5,575,000	5,564,742

Lucas OH Metropolitan Housing Authority Certificate of Participation	2.25	11-1-2020	530,000	526,831

Lucas Plaza OH Housing Development Corporation Refunding Bond (FHA Insured) (z)	2.56	6-1-2024	15,800,000	13,856,758

Ohio HFA Cambridge Village Apartments Project (HUD Insured)	2.40	4-1-2021	3,200,000	3,210,496

				23,158,827

Miscellaneous Revenue: 0.06%

Ohio Portsmouth Bypass Project	5.00	12-31-2020	1,320,000	1,380,654

Ohio Portsmouth Bypass Project	5.00	12-31-2021	1,205,000	1,283,494

				2,664,148

Resource Recovery Revenue: 0.24%

Ohio Air Quality Development Authority Ohio Valley Electric Corporation Series E	5.63	10-1-2019	10,000,000	10,145,300

Utilities Revenue: 1.16%

Lancaster OH Port Authority (1 Month LIBOR +0.72%) (Royal Bank of Canada SPA) ±	2.29	5-1-2038	48,500,000	48,504,850

				88,107,947

Oklahoma: 0.75%

Airport Revenue: 0.13%

Tulsa OK Airports Improvement Trust Series 2013A (Build America Mutual Assurance Company Insured)	5.00	6-1-2020	695,000	720,798

Tulsa OK Airports Improvement Trust Series 2015A (Build America Mutual Assurance Company Insured)	5.00	6-1-2019	3,025,000	3,058,759

Tulsa OK Airports Improvement Trust Series 2015A (Build America Mutual Assurance Company Insured)	5.00	6-1-2020	1,710,000	1,773,475

				5,553,032

GO Revenue: 0.35%

Oklahoma County OK Independent School District #52 Series A	2.50	1-1-2021	3,535,000	3,570,067

Oklahoma County OK Independent School District #52 Series A	3.00	1-1-2022	3,535,000	3,637,232

Oklahoma County OK Independent School District #52 Series A	3.00	1-1-2023	3,135,000	3,245,007

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund	27

Security name	Interest rate	Maturity date	Principal	Value

GO Revenue (continued)

Oklahoma County OK Independent School District #52 Series A	3.50%	1-1-2020	$2,840,000	$2,883,424

Woodward County OK Independent School District #1 Board of Education	2.30	6-1-2020	1,435,000	1,435,574

				14,771,304

Health Revenue: 0.05%

Oklahoma City OK Industrial & Cultural Facilities Series B (National Insured) (m)(n)	3.17	6-1-2019	300,000	291,000

Oklahoma Development Finance Authority Oklahoma University Medicine Project Series B	5.00	8-15-2022	500,000	540,255

Oklahoma Development Finance Authority Oklahoma University Medicine Project Series B	5.00	8-15-2023	500,000	548,220

Oklahoma Development Finance Authority Oklahoma University Medicine Project Series B	5.00	8-15-2024	600,000	665,514

				2,044,989

Miscellaneous Revenue: 0.21%

Blaine County OK Educational Facilities Authority Watonga Public Schools Project	5.00	12-1-2020	750,000	788,355

Blaine County OK Educational Facilities Authority Watonga Public Schools Project	5.00	12-1-2021	945,000	1,015,043

Cleveland County OK Educational Facilities Authority Norman Public Schools Project	5.00	7-1-2019	2,000,000	2,030,860

Creek County OK Educational Facilities Authority Sapulpa Public School Project	5.00	9-1-2020	2,550,000	2,673,879

Grady County OK School Finance Authority Tuttle Public School Project	5.00	9-1-2019	1,000,000	1,020,450

Grady County OK School Finance Authority Tuttle Public School Project	5.00	9-1-2021	1,065,000	1,143,927

				8,672,514

Tax Revenue: 0.01%

Cleveland County OK Justice Authority Detention Facility Project	4.00	3-1-2020	500,000	501,625

				31,543,464

Other: 1.04%

Miscellaneous Revenue: 1.04%

Branch Banking & Trust Municipal Investment Trust Various States Class C (SIFMA Municipal Swap +1.05%) (Rabobank LOC) 144A±	2.76	12-31-2019	6,354,027	6,354,154

Branch Banking & Trust Municipal Investment Trust Various States Class D (SIFMA Municipal Swap +0.80%) (Rabobank LOC) 144A±	2.51	11-15-2019	355,305	355,312

FHLMC Multiclass Mortgage Participation Certificates Series M012 Class A1A øø	1.60	8-15-2051	1,000,000	965,740

FHLMC Multiclass Mortgage Participation Certificates Series M012 Class A1B1 øø	2.25	8-15-2051	18,500,000	18,329,060

FHLMC Multifamily Variable Rate Certificates Series M042 Class A ø	1.96	9-15-2033	10,930,000	10,930,000

Public Housing Capital Fund Trust I (HUD Insured) 144A	4.50	7-1-2022	5,001,153	5,001,003

Public Housing Capital Fund Trust II (HUD Insured) 144A	4.50	7-1-2022	1,516,873	1,516,873

				43,452,142

Pennsylvania: 5.17%

GO Revenue: 1.35%

Butler PA Area School District (AGM Insured)	5.00	10-1-2023	1,280,000	1,433,229

Butler PA Area School District (AGM Insured)	5.00	10-1-2024	2,965,000	3,376,275

Butler PA Area School District (AGM Insured)	5.00	10-1-2025	4,695,000	5,419,157

Coatesville PA Area School District (AGM Insured)	5.00	8-1-2023	1,000,000	1,098,850

Lackawanna County PA Riverside School District Project (Build America Mutual Assurance Company Insured)	4.00	10-15-2019	1,400,000	1,420,090

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

GO Revenue (continued)

Lackawanna County PA Riverside School District Project (Build America Mutual Assurance Company Insured)	4.00%	10-15-2020	$1,455,000	$1,497,675

Manheim Township PA School District Series A (1 Month LIBOR +0.47%) ±	2.07	5-1-2025	3,760,000	3,776,657

Penn Hills PA School District (Build America Mutual Assurance Company Insured)	5.00	11-15-2020	825,000	870,260

Penn Hills PA School District (Build America Mutual Assurance Company Insured)	5.00	11-15-2021	1,275,000	1,374,361

Philadelphia PA School District Series A	5.00	9-1-2022	1,000,000	1,092,040

Philadelphia PA School District Series A	5.00	9-1-2024	800,000	898,648

Philadelphia PA School District Series C	5.00	9-1-2020	1,125,000	1,176,255

Philadelphia PA School District Series D	5.00	9-1-2020	1,500,000	1,568,340

Philadelphia PA School District Series D	5.00	9-1-2021	1,750,000	1,875,930

Philadelphia PA School District Series E (State Aid Withholding Insured)	5.00	9-1-2020	2,225,000	2,326,371

Philadelphia PA School District Series E	5.25	9-1-2023	7,000,000	7,314,580

Philadelphia PA School District Series F	5.00	9-1-2020	2,750,000	2,875,290

Philadelphia PA School District Series F	5.00	9-1-2021	3,580,000	3,837,617

Philadelphia PA Unrefunded Bond Series A (AGM Insured)	5.00	8-1-2019	3,420,000	3,428,140

Scranton PA 144A	5.00	9-1-2020	2,205,000	2,282,021

Scranton PA School District Series A	5.00	6-1-2021	680,000	715,278

Scranton PA School District Series A	5.00	6-1-2022	730,000	779,187

Scranton PA School District Series A	5.00	6-1-2023	835,000	903,136

Scranton PA School District Series B	5.00	6-1-2021	580,000	610,090

Scranton PA School District Series B (National Insured)	5.00	6-1-2022	870,000	930,082

Scranton PA School District Series B (National Insured)	5.00	6-1-2023	615,000	666,506

Scranton PA School District Series C	5.00	6-1-2020	585,000	604,896

Scranton PA School District Series C	5.00	6-1-2021	590,000	620,609

Warwick PA School District	4.00	2-15-2020	1,000,000	1,023,970

West Mifflin PA School District (AGM Insured)	5.00	10-1-2019	750,000	767,535

				56,563,075

Health Revenue: 0.97%

Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A-1 (3 Month LIBOR +0.72%) ±	2.42	2-1-2021	1,985,000	1,991,908

Berks County PA IDA Health System Tower Health Project	5.00	11-1-2023	1,000,000	1,118,310

Berks County PA IDA Health System Tower Health Project	5.00	11-1-2024	1,000,000	1,134,180

Franklin County PA IDA Menno-Haven Incorporated Project	4.00	12-1-2019	500,000	504,000

Franklin County PA IDA Menno-Haven Incorporated Project	5.00	12-1-2021	230,000	239,462

Montgomery County PA Higher Education & Health Authority Series 2018D ø	2.01	9-1-2050	12,000,000	12,000,000

Montgomery County PA Higher Education & Health Authority Thomas Jefferson University Series C (SIFMA Municipal Swap +0.72%) ±	2.43	9-1-2051	10,000,000	9,996,400

Montgomery County PA Higher Education & Health Authority Thomas Jefferson University Series A	5.00	9-1-2023	1,050,000	1,176,074

Montgomery County PA IDA Albert Einstein Healthcare Network Issue Series A	5.00	1-15-2020	1,315,000	1,346,692

Pennsylvania Tender Option Bond Trust Receipts/Floater Certificates Berks County IDA Health Series 2018-XM0594 (Barclays Bank plc LIQ) 144Aø	1.83	11-1-2050	4,625,000	4,625,000

Philadelphia PA Hospitals & HEFAR Temple University Health System	5.00	7-1-2021	1,250,000	1,316,125

Philadelphia PA Hospitals & HEFAR Temple University Health System	5.00	7-1-2022	2,000,000	2,140,000

Quakertown PA Health Facilities Authority Series A	3.13	7-1-2021	3,250,000	3,190,688

				40,778,839

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund	29

Security name	Interest rate	Maturity date	Principal	Value

Housing Revenue: 0.58%

Pennsylvania HFA Single Family Series 125A	2.38%	10-1-2025	$21,250,000	$20,994,575

Pittsburgh PA Urban RDA Crawford Square Apartments Project	2.25	12-1-2020	3,300,000	3,302,046

				24,296,621

Industrial Development Revenue: 0.50%

Montgomery County PA IDA Exelon Generation Company LLC	2.50	10-1-2030	15,795,000	15,748,563

Montgomery County PA IDA Peco Energy Company Project Series A	2.60	3-1-2034	2,125,000	2,116,734

Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2020	1,850,000	1,932,806

Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2021	1,095,000	1,163,405

				20,961,508

Miscellaneous Revenue: 0.40%

Bethlehem PA Area School District Authority Bethlehem Area School District Refunding Bond Project (1 Month LIBOR +0.49%) ±	2.24	1-1-2030	4,980,000	4,967,899

Delaware County PA Authority Neumann University	4.00	10-1-2021	2,005,000	2,064,869

Pennsylvania Certificate of Participation (AGM Insured)	2.00	11-1-2019	1,100,000	1,094,423

Pennsylvania Certificate of Participation (AGM Insured)	4.00	11-1-2019	1,005,000	1,017,492

Pennsylvania Public School Building Authority	5.00	4-1-2019	1,220,000	1,228,528

Philadelphia PA RDA Transformation Initiative Series B	5.00	4-15-2019	2,000,000	2,015,980

Philadelphia PA RDA Transformation Initiative Series B	5.00	4-15-2020	1,870,000	1,935,600

Scranton PA RDA Series A (Municipal Government Guaranty Insured)	5.00	11-15-2021	2,580,000	2,637,173

				16,961,964

Resource Recovery Revenue: 0.22%

Delaware County PA IDA Resource Recovery Facility Series A	6.20	7-1-2019	145,000	145,348

Pennsylvania EDFA Solid Waste Disposal Series A	1.70	8-1-2037	9,420,000	9,284,917

				9,430,265

Transportation Revenue: 0.73%

Pennsylvania Turnpike Commission Series B (SIFMA Municipal Swap +1.15%) ±	2.86	12-1-2019	18,150,000	18,203,724

Pennsylvania Turnpike Commission Series B (SIFMA Municipal Swap +1.27%) ±	2.98	12-1-2020	11,300,000	11,425,430

Reading PA Parking Authority CAB (National Insured) (z)	3.61	11-15-2019	1,000,000	976,440

				30,605,594

Utilities Revenue: 0.06%

Philadelphia PA Gas Works Series 1998 General Ordinance (AGM Insured)	5.00	7-1-2019	2,500,000	2,536,950

Water & Sewer Revenue: 0.36%

Pittsburgh PA Water & Sewer Authority Series C (1 Month LIBOR +0.64%) (AGM Insured) ±	2.33	9-1-2040	15,000,000	15,003,900

				217,138,716

Rhode Island: 0.33%

Education Revenue: 0.01%

Rhode Island Student Loan Authority AMT Series A	5.00	12-1-2019	450,000	460,391

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Health Revenue: 0.08%

Rhode Island Health & Educational Building Corporation Tockwotton Home Series 2011	8.38%	1-1-2046	$3,000,000	$3,375,240

Miscellaneous Revenue: 0.24%

Rhode Island & Providence Plantations Consol Capital Series A	5.00	8-1-2023	8,045,000	8,868,325

Rhode Island Health & Educational Building Corporation Providence Public Schools Program Series A	5.00	5-15-2019	1,100,000	1,112,859

				9,981,184

				13,816,815

South Carolina: 0.40%

Education Revenue: 0.08%

South Carolina Jobs EDA East Point Academy Project Series A 144A	2.25	5-1-2019	3,500,000	3,490,795

Health Revenue: 0.19%

South Carolina Jobs EDA Prisma Health Obligated Group Series C ø	2.03	5-1-2048	8,000,000	8,000,000

Utilities Revenue: 0.13%

Piedmont SC Municipal Power Agency (National Insured)	5.38	1-1-2025	4,760,000	5,486,090

				16,976,885

Tennessee: 1.60%

Airport Revenue: 0.07%

Memphis-Shelby County TN Airport Authority Series A1	5.75	7-1-2019	1,500,000	1,527,315

Memphis-Shelby County TN Airport Authority Series B	5.50	7-1-2019	1,505,000	1,530,555

				3,057,870

Health Revenue: 0.04%

Greeneville TN Health and Educational Ballad Health Series A	5.00	7-1-2023	1,600,000	1,774,800

Housing Revenue: 0.16%

Kingsport TN Housing & RDA Collateralized Multifamily Housing Series B	2.22	1-1-2022	6,700,000	6,696,784

Utilities Revenue: 1.33%

Tennessee Energy Acquisition Corporation Gas Project	4.00	11-1-2049	7,500,000	7,865,100

Tennessee Energy Acquisition Corporation Series A	4.00	5-1-2048	39,840,000	41,394,955

Tennessee Energy Acquisition Corporation Series A	5.25	9-1-2019	6,225,000	6,336,303

				55,596,358

				67,125,812

Texas: 15.02%

Airport Revenue: 0.10%

Dallas-Fort Worth TX International Airport Series B	5.00	11-1-2023	500,000	547,835

Houston TX Airport System Refunding Bond Subordinate Lien Series A	5.00	7-1-2024	3,620,000	3,917,238

				4,465,073

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund	31

Security name	Interest rate	Maturity date	Principal	Value

Education Revenue: 0.54%

Clifton TX Higher Education Finance Corporation Education International Leadership Series D	5.00%	8-15-2021	$665,000	$686,513

Clifton TX Higher Education Finance Corporation Education International Leadership Series D	5.00	8-15-2022	1,000,000	1,038,100

Clifton TX Higher Education Finance Corporation Education International Leadership Series D	5.00	8-15-2023	1,510,000	1,571,080

Clifton TX Higher Education Finance Corporation Education International Leadership Series D	5.00	8-15-2024	3,125,000	3,248,781

North Texas Higher Education Authority Incorporated Student Loan Series 2 Class A (3 Month LIBOR +1.00%) ±	3.40	4-1-2037	4,995,000	5,039,306

Texas A&M University System Permanent University Series A	5.00	7-1-2021	4,870,000	5,239,828

Texas PFA Southern University Financing System (Build America Mutual Assurance Company Insured)	5.00	11-1-2019	2,375,000	2,427,606

University of Texas Financing System Refunding Bonds Series C	5.00	8-15-2022	3,000,000	3,321,300

				22,572,514

GO Revenue: 9.24%

Brownsville TX Independent School District Maintenance Tax Notes	4.00	8-15-2019	7,905,000	8,014,484

Clear Creek TX Independent School District Series B	3.00	2-15-2032	4,945,000	4,974,967

Cypress-Fairbanks TX Independent School District Series B-1	3.00	2-15-2036	11,625,000	11,695,796

Cypress-Fairbanks TX Independent School District Series B-2	2.13	2-15-2040	17,000,000	16,980,450

Dallas TX Series A	5.00	2-15-2019	5,000,000	5,018,650

Dallas TX Unrefunded Balance Refunding Bond	5.00	2-15-2021	3,580,000	3,804,502

Denton TX Independent School District Unlimited Tax School Building Bond Series 2013	2.00	8-1-2043	7,000,000	6,992,370

Eagle Mountain & Saginaw TX Independent School District	2.00	8-1-2050	12,150,000	12,149,879

El Paso County TX Hospital District Refunding Bonds	5.00	8-15-2019	4,035,000	4,102,990

Fort Bend TX Independent School District Series C	1.35	8-1-2042	5,630,000	5,567,394

Fort Bend TX independent School District Series D	1.50	8-1-2042	10,770,000	10,576,679

Harris County TX Houston Independent School District Series B	1.45	6-1-2035	11,580,000	11,475,780

Harris County TX Refunding Bonds Series A	5.00	10-1-2021	10,000,000	10,232,300

Hays TX Consolidated Independent School District Building Bonds Series B	2.70	8-15-2042	7,370,000	7,471,632

Houston TX Independent School District Limited Tax Schoolhouse Series B	2.40	6-1-2036	5,000,000	5,029,150

Houston TX Independent School District Series A2	3.00	6-1-2039	1,700,000	1,706,477

Houston TX Public Improvement Series A	5.00	3-1-2019	7,000,000	7,036,540

Houston TX Public Improvement Series A	5.00	3-1-2020	4,000,000	4,146,320

Houston TX Public Improvement Series A	5.00	3-1-2021	4,000,000	4,263,000

Houston TX Public Improvement Series A	5.00	3-1-2022	5,000,000	5,465,200

Houston TX Public Improvement Series A	5.00	3-1-2023	3,500,000	3,912,685

Hurst Euless Bedford TX Independent School District Prerefunded Bond	5.00	8-15-2022	2,140,000	2,245,074

Hutto TX Independent School District Series 2015	3.00	2-1-2055	23,425,000	23,761,149

Lake Travis TX Independent School District Series B	2.63	2-15-2048	10,000,000	10,127,200

Leander TX Independent School District Refunding CAB (z)	2.46	8-15-2023	1,065,000	961,354

Mansfield TX Independent School District	2.50	8-1-2042	8,250,000	8,307,503

McAllen TX Independent School District Series A	5.00	2-15-2024	2,620,000	2,945,640

New Caney TX Independent School District Building Bonds	3.00	2-15-2050	1,100,000	1,122,803

North East TX Independent School District	2.00	8-1-2044	9,320,000	9,319,907

North East TX Independent School District	2.38	8-1-2047	7,135,000	7,158,117

Northside TX Independent School Building Project District Series A	2.00	6-1-2039	4,010,000	4,011,083

Northside TX Independent School District Building Bonds Series 2018	2.75	8-1-2048	16,225,000	16,561,669

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

GO Revenue (continued)

Northside TX Independent School District Building Project	1.75%	6-1-2032	$6,395,000	$6,290,506

Northside TX Independent School District Building Project	2.00	8-1-2044	21,330,000	21,329,787

Northside TX Independent School District Building Project	2.00	6-1-2046	8,600,000	8,553,732

Pflugerville TX Independent School District Prerefunded Bond School Building Series 2017	2.00	8-15-2039	7,665,000	7,675,731

Pflugerville TX Independent School District Prerefunded Bond School Building Series A	2.00	8-15-2039	4,830,000	4,836,762

Pflugerville TX Independent School District Unrefunded Bond	2.00	8-15-2039	15,750,000	15,749,843

Spring Branch TX Independent School District	3.00	6-15-2041	650,000	653,153

Texas Anticipation Notes Series 2018	4.00	8-29-2019	50,000,000	50,715,500

Texas Northside Independent School District	1.45	6-1-2047	4,000,000	3,966,760

Texas Transportation Commission Mobility Fund Bonds Series B (SIFMA Municipal Swap +0.30%) ±	2.01	10-1-2041	24,500,000	24,434,585

Tomball TX Independent School District Series B2	2.13	2-15-2039	6,500,000	6,494,150

				387,839,253

Health Revenue: 0.09%

Tarrant County TX ECFA Hendrick Medical Center Group	5.00	9-1-2019	655,000	668,303

Tarrant County TX ECFA Hendrick Medical Center Group	5.00	9-1-2020	920,000	965,154

Tarrant County TX ECFA Hendrick Medical Center Group	5.00	11-15-2020	1,045,000	1,075,524

Travis County TX Health Facilities Development Corporation Longhorn Village Project Series A	7.13	1-1-2046	845,000	929,255

				3,638,236

Housing Revenue: 2.01%

Alamito TX Public Facility Corporation Three Apartments Project	2.50	11-1-2021	20,000,000	20,144,200

Austin TX Affordable PFC Incorporated Multifamily Housing Bridge Cameron Apartments	1.86	12-1-2021	25,000,000	24,946,000

Bexar County TX Housing Finance Corporation Medio Springs Apartments Project	2.00	11-1-2020	26,500,000	26,440,905

New Hope TX Cultural Education Facilities Finance Corporation Student Housing Project Series A	3.25	8-1-2019	13,000,000	12,976,340

				84,507,445

Resource Recovery Revenue: 0.38%

Mission TX Economic Development Corporation Waste Management Project	2.50	8-1-2020	11,000,000	10,986,360

Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series A ø	2.05	4-1-2040	1,550,000	1,550,000

Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series B ø	2.05	4-1-2040	3,280,000	3,280,000

				15,816,360

Transportation Revenue: 0.70%

Central Texas Regional Mobility Authority Series B	5.00	1-1-2045	310,000	321,761

Central Texas Regional Mobility Authority Subordinate Lien Bond	4.00	1-1-2022	6,000,000	6,217,800

Central Texas Regional Mobility Authority Subordinate Lien Bond	5.00	1-1-2019	750,000	750,000

North Texas Tollway Authority Series A	5.00	1-1-2020	1,050,000	1,082,235

North Texas Tollway Authority Series A	5.00	1-1-2021	1,860,000	1,965,202

North Texas Tollway Authority Special Projects System Series A	6.00	9-1-2041	3,500,000	3,866,695

North Texas Tollway Authority Special Projects System Series D	5.00	9-1-2024	1,790,000	1,931,338

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund	33

Security name	Interest rate	Maturity date	Principal	Value

Transportation Revenue (continued)

North Texas Tollway Authority Special Projects System Series D	5.00%	9-1-2028	$4,335,000	$4,677,292

North Texas Tollway Authority Special Projects System Series D	5.25	9-1-2025	3,840,000	4,168,013

North Texas Tollway Authority Special Projects System Series D	5.25	9-1-2026	3,980,000	4,319,972

				29,300,308

Utilities Revenue: 1.79%

San Antonio TX Electric & Gas Systems Junior Lien Refunding Bond	2.75	2-1-2048	6,000,000	6,084,600

San Antonio TX Junior Lien Series C	3.00	12-1-2045	13,840,000	13,964,145

San Antonio TX Junior Lien Series D	3.00	12-1-2045	12,325,000	12,527,007

San Antonio TX Series A	2.25	2-1-2033	24,550,000	24,604,992

Texas Municipal Gas Acquisition & Supply Corporation III	5.00	12-15-2019	7,000,000	7,186,550

Texas Municipal Gas Acquisition & Supply Corporation Series A (SIFMA Municipal Swap +0.55%) ±	2.26	9-15-2027	11,135,000	10,939,469

				75,306,763

Water & Sewer Revenue: 0.17%

San Antonio TX Water System Junior Lien Series B	2.00	5-1-2044	5,605,000	5,547,717

Walnut Creek TX Special Utility District (Build America Mutual Assurance Company Insured)	4.00	1-10-2019	1,010,000	1,010,434

Walnut Creek TX Special Utility District (Build America Mutual Assurance Company Insured)	4.00	1-10-2020	500,000	510,805

				7,068,956

				630,514,908

Utah: 0.18%

Airport Revenue: 0.18%

Salt Lake City UT International Airport Series A	5.00	7-1-2023	2,500,000	2,779,875

Salt Lake City UT International Airport Series A	5.00	7-1-2024	2,000,000	2,259,580

Salt Lake City UT International Airport Series A	5.00	7-1-2025	2,300,000	2,632,327

				7,671,782

Virginia: 1.92%

Health Revenue: 0.06%

Lexington VA IDA Residential Care Facility Kendal at Lexington Refunding Bond	3.00	1-1-2019	320,000	320,000

Lexington VA IDA Residential Care Facility Kendal at Lexington Refunding Bond	3.00	1-1-2020	450,000	451,625

Lexington VA IDA Residential Care Facility Kendal at Lexington Refunding Bond	4.00	1-1-2021	440,000	450,344

Lexington VA IDA Residential Care Facility Kendal at Lexington Refunding Bond	4.00	1-1-2022	525,000	540,839

Washington County VA County IDA Mountain States Health Alliance Series C	7.25	7-1-2019	690,000	708,326

				2,471,134

Housing Revenue: 0.58%

Fairfax County VA Redevelopment & Housing Authority Parkwood Project	2.21	2-1-2021	15,000,000	15,009,150

Newport News VA Redevelopment & Housing Authority Multifamily Housing Series A	1.82	11-1-2020	9,500,000	9,482,045

				24,491,195

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Miscellaneous Revenue: 0.07%

Franklin County VA IDA BAN	3.00%	10-15-2023	$3,000,000	$3,039,060

Tax Revenue: 0.11%

Greater Richmond VA Convention Center Authority	5.00	6-15-2019	1,250,000	1,267,600

Greater Richmond VA Convention Center Authority	5.00	6-15-2020	1,000,000	1,044,120

Marquis VA CDA CAB Series 2015 144A(z)	2.81	9-1-2045	680,000	477,020

Marquis VA CDA CAB Series A	5.10	9-1-2036	2,169,000	1,461,017

Marquis VA CDA CAB Series C (z)	6.21	9-1-2041	3,493,000	175,209

				4,424,966

Transportation Revenue: 0.04%

Virginia Commonwealth Transportation Board Refunding Bonds Series A	5.00	5-15-2023	1,500,000	1,690,575

Utilities Revenue: 1.06%

Halifax County VA IDA	2.15	12-1-2041	44,450,000	44,333,986

				80,450,916

Washington: 3.24%

Airport Revenue: 0.27%

Metropolitan Washington Airports Authority Refunding Bond Series 2014A	3.00	10-1-2022	6,500,000	6,624,670

Port of Seattle WA Refunding Bond Series B	5.00	8-1-2023	4,155,000	4,527,662

				11,152,332

GO Revenue: 0.13%

Washington Series A	5.00	8-1-2022	4,800,000	5,310,528

Health Revenue: 0.48%

Washington HCFR Catholic Health Initiatives Series B (SIFMA Municipal Swap +1.00%) ±	2.71	1-1-2035	8,650,000	8,675,345

Washington Health Care Facilities Authority Catholic Health Initiatives Series A	5.00	2-1-2023	1,025,000	1,080,391

Washington Health Care Facilities Authority Fred Hutchinson Cancer Research (1 Month LIBOR +1.10%) ±	2.78	1-1-2042	9,500,000	9,584,740

Washington Health Care Facilities Authority Series 2015	5.00	7-1-2020	850,000	881,365

				20,221,841

Housing Revenue: 0.58%

Washington Housing Finance Commission Multifamily Housing Sanford Hildebrandt Towers Project	2.25	7-1-2021	16,900,000	16,913,182

Washington Housing Finance Commission Multifamily Housing Series A	1.80	7-1-2020	7,350,000	7,320,086

				24,233,268

Tax Revenue: 0.52%

Central Puget Sound WA Regional Transit Authority Sales Series 2015-S Class 2A (SIFMA Municipal Swap +0.30%) ±	2.01	11-1-2045	7,000,000	6,998,110

Central Puget Sound WA Regional Transit Authority Sales Series S2B (SIFMA Municipal Swap +0.45%) ±	2.16	11-1-2045	15,000,000	15,004,500

				22,002,610

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund	35

Security name	Interest rate	Maturity date	Principal	Value

Utilities Revenue: 0.85%

Seattle WA Municipal Light & Power Refunding Bond Series B-2 (SIFMA Municipal Swap +0.29%) ±	2.00%	5-1-2045	$12,635,000	$12,630,072

Seattle WA Municipal Light & Power Refunding Bond Series C-1 (SIFMA Municipal Swap +0.49%) ±	2.20	11-1-2046	23,190,000	23,133,185

				35,763,257

Water & Sewer Revenue: 0.41%

King County WA Junior Lien Series 2011	2.45	1-1-2042	17,000,000	17,060,860

				135,744,696

West Virginia: 0.26%

Resource Recovery Revenue: 0.06%

West Virginia EDA PCR Appalachian Power Company Series D	3.25	5-1-2019	2,745,000	2,747,855

Utilities Revenue: 0.20%

West Virginia Economic Development Refunding Bond Wheeling Power Company	3.00	6-1-2037	8,300,000	8,246,465

				10,994,320

Wisconsin: 2.25%

Airport Revenue: 0.24%

Wisconsin Airport Facilities PFA Senior Obligation Group Series B	5.00	7-1-2022	9,745,000	10,244,041

Education Revenue: 0.13%

Wisconsin PFA Guilford College	5.00	1-1-2021	650,000	672,302

Wisconsin PFA Guilford College	5.00	1-1-2022	625,000	654,875

Wisconsin PFA Loan Anticipation Notes Lake Oconee Academy Foundation Incorporated Project	2.30	10-1-2019	4,000,000	3,980,320

				5,307,497

Health Revenue: 0.48%

Wisconsin HEFA Advocate Aurora Health Credit Group Series C-4 (SIFMA Municipal Swap +0.65%) ±	2.36	8-15-2054	4,200,000	4,189,794

Wisconsin HEFA Ascension Health Alliance Series B	4.00	11-15-2043	13,000,000	13,107,640

Wisconsin HEFA Benevolent Corporation Cedar Community	5.00	6-1-2019	635,000	640,309

Wisconsin HEFA Benevolent Corporation Cedar Community	5.00	6-1-2020	880,000	903,382

Wisconsin HEFA Mercy Alliance Incorporated Project Series A	5.00	6-1-2019	510,000	515,860

Wisconsin HEFA Vernon Memorial Healthcare Incorporated	4.00	3-1-2019	445,000	445,525

Wisconsin HEFA Vernon Memorial Healthcare Incorporated	5.00	3-1-2020	375,000	382,230

				20,184,740

Miscellaneous Revenue: 0.90%

Waukesha County WI Anticipation Notes Series C	3.00	5-1-2022	3,035,000	3,045,968

Waukesha County WI Series B	3.00	5-1-2021	16,725,000	16,740,220

Wisconsin State Refunding Bond Series A %%	5.00	5-1-2022	8,040,000	8,811,679

Wisconsin State Refunding Bond Series A %%	5.00	5-1-2023	8,015,000	8,993,872

				37,591,739

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Resource Recovery Revenue: 0.50%

Wisconsin PFA Series A-2	2.15%	10-1-2025	$21,000,000	$20,995,170

				94,323,187

Total Municipal Obligations (Cost $4,171,234,650)				4,168,218,534

Other: 0.48%

Nuveen California AMT-Free Quality Municipal Income Fund Preferred Shares Series A 144Aøø§	2.01	10-1-2047	20,400,000	20,400,000

Total Other (Cost $20,400,000)				20,400,000

	Yield		Shares
Short-Term Investments: 0.07%

Investment Companies: 0.03%

Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u)	1.65		1,150,674	1,151,135

			Principal
U.S. Treasury Securities: 0.04%

U.S. Treasury Bill (z)#	2.32	3-14-2019	$1,780,000	1,771,475

Total Short-Term Investments (Cost $2,922,797)				2,922,610

Total investments in securities (Cost $4,194,557,447)	99.87%	4,191,541,144

Other assets and liabilities, net	0.13	5,295,967

Total net assets	100.00%	$4,196,837,111

##	All or a portion of this security is segregated for when-issued securities.

±	Variable rate investment. The rate shown is the rate in effect at period end.

%%	The security is issued on a when-issued basis.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.

(z)	Zero coupon security. The rate represents the purchase yield to maturity.

ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.

(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.

§	The security is subject to a demand feature which reduces the effective maturity.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund	37

Abbreviations:

AGC	Assured Guaranty Corporation

AGM	Assured Guaranty Municipal

Ambac	Ambac Financial Group Incorporated

AMT	Alternative minimum tax

BAN	Bond anticipation notes

CAB	Capital appreciation bond

CDA	Community Development Authority

ECFA	Educational & Cultural Facilities Authority

EDA	Economic Development Authority

EDFA	Economic Development Finance Authority

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General obligation

HCFR	Healthcare facilities revenue

HEFA	Health & Educational Facilities Authority

HEFAR	Higher Education Facilities Authority Revenue

HFA	Housing Finance Authority

HFFA	Health Facilities Financing Authority

HUD	Department of Housing and Urban Development

IDA	Industrial Development Authority

LIBOR	London Interbank Offered Rate

LIQ	Liquidity agreement

LOC	Letter of credit

National	National Public Finance Guarantee Corporation

PCFA	Pollution Control Financing Authority

PCR	Pollution control revenue

PFA	Public Finance Authority

RAN	Revenue anticipation notes

RDA	Redevelopment Authority

SFMR	Single-family mortgage revenue

SIFMA	Securities Industry and Financial Markets Association

SPA	Standby purchase agreement

TAN	Tax anticipation notes

TTFA	Transportation Trust Fund Authority

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	11,091,809	661,742,338	671,683,473	1,150,674	$(40,369)	$0	$147,612	$1,151,135	0.03%

The accompanying notes are an integral part of these financial statements.

38	Wells Fargo Short-Term Municipal Bond Fund	Statement of assets and liabilities—December 31, 2018 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $4,193,406,312)	$4,190,390,009
Investments in affiliated securities, at value (cost $1,151,135)	1,151,135
Cash	6,780,115
Receivable for investments sold	11,997,185
Receivable for Fund shares sold	12,499,673
Receivable for interest	31,861,908

Total assets	4,254,680,025

Liabilities
Payable for investments purchased	33,972,631
Payable for Fund shares redeemed	20,253,135
Dividends payable	1,223,382
Management fee payable	1,011,254
Administration fees payable	347,004
Distribution fee payable	28,201
Trustees’ fees and expenses payable	415
Accrued expenses and other liabilities	1,006,892

Total liabilities	57,842,914

Total net assets	$4,196,837,111

NET ASSETS CONSIST OF
Paid-in capital	$4,241,991,785
Total distributable loss	(45,154,674)

Total net assets	$4,196,837,111

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$1,035,123,196
Shares outstanding – Class A1	105,275,303
Net asset value per share – Class A	$9.83
Maximum offering price per share – Class A2	$10.03
Net assets – Class C	$43,131,249
Shares outstanding – Class C1	4,386,262
Net asset value per share – Class C	$9.83
Net assets – Class R6	$622,614,351
Shares outstanding – Class R6[1]	63,200,781
Net asset value per share – Class R6	$9.85
Net assets – Administrator Class	$38,157,275
Shares outstanding – Administrator Class[1]	3,878,307
Net asset value per share – Administrator Class	$9.84
Net assets – Institutional Class	$2,457,811,040
Shares outstanding – Institutional Class[1]	249,507,436
Net asset value per share – Institutional Class	$9.85

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/98 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended December 31, 2018 (unaudited)	Wells Fargo Short-Term Municipal Bond Fund	39

Investment income
Interest	$49,587,814
Income from affiliated securities	147,612

Total investment income	49,735,426

Expenses
Management fee	7,533,650
Administration fees
Class A	907,670
Class C	35,825
Class R6	25,210 [1]
Administrator Class	20,228
Institutional Class	1,268,258
Shareholder servicing fees
Class A	1,418,235
Class C	55,976
Administrator Class	50,270
Distribution fee
Class C	167,929
Custody and accounting fees	70,271
Professional fees	41,118
Registration fees	166,008
Shareholder report expenses	140,283
Trustees’ fees and expenses	10,526
Other fees and expenses	38,797

Total expenses	11,950,254
Less: Fee waivers and/or expense reimbursements	(1,310,537)

Net expenses	10,639,717

Net investment income	39,095,709

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(3,005,471)
Affiliated securities	(40,369)
Futures contracts	2,761,205

Net realized losses on investments	(284,635)
Net change in unrealized gains (losses) on investments	(641,443)

Net realized and unrealized gains (losses) on investments	(926,078)

Net increase in net assets resulting from operations	$38,169,631

[1]	For the period from July 31, 2018 (commencement of class operations) to December 31, 2018

The accompanying notes are an integral part of these financial statements.

40	Wells Fargo Short-Term Municipal Bond Fund	Statement of changes in net assets

	Six months ended December 31, 2018 (unaudited)		Year ended June 30, 2018[1]

Operations
Net investment income		$39,095,709		$76,005,326
Net realized losses on investments		(284,635)		(37,212,436)
Net change in unrealized gains (losses) on investments		(641,443)		26,940,201

Net increase in net assets resulting from operations		38,169,631		65,733,091

Distributions to shareholders from net investment income and net realized gains
Class A		(8,823,177)		(18,913,250)
Class C		(180,724)		(329,883)
Class R6		(1,626,724)[2]		N/A
Administrator Class		(320,665)		(776,666)
Institutional Class		(28,153,969)		(55,986,581)

Total distributions to shareholders		(39,105,259)		(76,006,380)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	7,122,513	69,893,029	18,297,636	180,213,329
Class C	187,609	1,840,919	182,051	1,795,631
Class R6	66,914,399 [2]	656,135,308 [2]	N/A	N/A
Administrator Class	813,792	7,987,449	1,971,304	19,431,959
Institutional Class	59,188,640	582,159,535	141,398,279	1,395,926,490

		1,318,016,240		1,597,367,409

Reinvestment of distributions
Class A	846,635	8,309,706	1,836,651	18,081,160
Class C	16,655	163,486	30,273	297,962
Class R6	107,519 [2]	1,058,083 [2]	N/A	N/A
Administrator Class	31,681	311,152	77,693	765,617
Institutional Class	2,306,214	22,676,071	4,344,070	42,840,075

		32,518,498		61,984,814

Payment for shares redeemed
Class A	(25,687,858)	(252,033,311)	(61,621,053)	(606,889,814)
Class C	(710,670)	(6,976,891)	(1,695,155)	(16,694,825)
Class R6	(3,821,137)[2]	(37,580,455)[2]	N/A	N/A
Administrator Class	(1,459,024)	(14,336,069)	(4,519,762)	(44,536,175)
Institutional Class	(159,359,925)	(1,564,450,196)	(145,674,086)	(1,436,794,551)

		(1,875,376,922)		(2,104,915,365)

Net decrease in net assets resulting from capital share transactions		(524,842,184)		(445,563,142)

Total decrease in net assets		(525,777,812)		(455,836,431)

Net assets
Beginning of period		4,722,614,923		5,178,451,354

End of period		$4,196,837,111		$4,722,614,923

[1]

Effective for all filings after November 4, 2018, the SEC prospectively eliminated the requirement to parenthetically disclose undistributed net investment income at the end of the period and permitted the aggregation of distributions, with the exception of tax basis returns of capital. Undistributed net investment income at June 30, 2018 was $287,138. The disaggregated distributions information for the year ended June 30, 2018 is included in Note 8, Distributions to Shareholders, in the notes to the financial statements.

[2]	For the period from July 31, 2018 (commencement of class operations) to December 31, 2018

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Short-Term Municipal Bond Fund	41

(For a share outstanding throughout each period)

	Six months ended December 31, 2018 (unaudited)	Year ended June 30
CLASS A		2018	2017	2016	2015	2014
Net asset value, beginning of period	$9.83	$9.85	$9.96	$9.93	$10.00	$9.97
Net investment income	0.08	0.13	0.12	0.11	0.09	0.11
Net realized and unrealized gains (losses) on investments	(0.00)[1]	(0.02)	(0.11)	0.04	(0.06)	0.05

Total from investment operations	0.08	0.11	0.01	0.15	0.03	0.16
Distributions to shareholders from
Net investment income	(0.08)	(0.13)	(0.12)	(0.11)	(0.09)	(0.11)
Net realized gains	0.00	0.00	0.00	(0.01)	(0.01)	(0.02)

Total distributions to shareholders	(0.08)	(0.13)	(0.12)	(0.12)	(0.10)	(0.13)
Net asset value, end of period	$9.83	$9.83	$9.85	$9.96	$9.93	$10.00
Total return[2]	0.79%	1.15%	0.14%	1.49%	0.27%	1.55%
Ratios to average net assets (annualized)
Gross expenses	0.76%	0.77%	0.76%	0.75%	0.75%	0.76%
Net expenses	0.63%	0.63%	0.63%	0.62%	0.60%	0.60%
Net investment income	1.55%	1.34%	1.23%	1.11%	0.89%	1.08%
Supplemental data
Portfolio turnover rate	21%	31%	23%	16%	24%	28%
Net assets, end of period (000s omitted)	$1,035,123	$1,209,079	$1,619,974	$3,362,147	$2,228,977	$2,031,798

[1]	Amount is more than $(0.005).

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

42	Wells Fargo Short-Term Municipal Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2018 (unaudited)	Year ended June 30
CLASS C		2018	2017	2016	2015	2014
Net asset value, beginning of period	$9.83	$9.85	$9.96	$9.93	$10.00	$9.97
Net investment income	0.04	0.06	0.05	0.04	0.01	0.03
Net realized and unrealized gains (losses) on investments	(0.00)[1]	(0.02)	(0.11)	0.04	(0.06)	0.05

Total from investment operations	0.04	0.04	(0.06)	0.08	(0.05)	0.08
Distributions to shareholders from
Net investment income	(0.04)	(0.06)	(0.05)	(0.04)	(0.01)	(0.03)
Net realized gains	0.00	0.00	0.00	(0.01)	(0.01)	(0.02)

Total distributions to shareholders	(0.04)	(0.06)	(0.05)	(0.05)	(0.02)	(0.05)
Net asset value, end of period	$9.83	$9.83	$9.85	$9.96	$9.93	$10.00
Total return[2]	0.41%	0.40%	(0.61)%	0.73%	(0.48)%	0.79%
Ratios to average net assets (annualized)
Gross expenses	1.51%	1.52%	1.51%	1.50%	1.50%	1.51%
Net expenses	1.38%	1.38%	1.38%	1.37%	1.35%	1.35%
Net investment income	0.81%	0.59%	0.49%	0.35%	0.14%	0.34%
Supplemental data
Portfolio turnover rate	21%	31%	23%	16%	24%	28%
Net assets, end of period (000s omitted)	$43,131	$48,101	$62,796	$82,111	$103,146	$133,463

[1]	Amount is more than $(0.005).

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Short-Term Municipal Bond Fund	43

(For a share outstanding throughout the period)

CLASS R6	Period ended December 31, 2018[1] (unaudited)
Net asset value, beginning of period	$9.86
Net investment income	0.08
Net realized and unrealized gains (losses) on investments	(0.01)

Total from investment operations	0.07
Distributions to shareholders from
Net investment income	(0.08)
Net realized gains	0.00

Total distributions to shareholders	(0.08)
Net asset value, end of period	$9.85
Total return[2]	0.68%
Ratios to average net assets (annualized)
Gross expenses	0.38%
Net expenses	0.35%
Net investment income	1.94%
Supplemental data
Portfolio turnover rate	21%
Net assets, end of period (000s omitted)	$622,614

[1]	For the period from July 31, 2018 (commencement of class operations) to December 31, 2018

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

44	Wells Fargo Short-Term Municipal Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2018 (unaudited)	Year ended June 30
ADMINISTRATOR CLASS		2018	2017	2016	2015	2014
Net asset value, beginning of period	$9.84	$9.86	$9.97	$9.95	$10.03	$9.99
Net investment income	0.08	0.14	0.13	0.11 [1]	0.09	0.11
Net realized and unrealized gains (losses) on investments	(0.00)[2]	(0.02)	(0.11)	0.03	(0.07)	0.06

Total from investment operations	0.08	0.12	0.02	0.14	0.02	0.17
Distributions to shareholders from
Net investment income	(0.08)	(0.14)	(0.13)	(0.11)	(0.09)	(0.11)
Net realized gains	0.00	0.00	0.00	(0.01)	(0.01)	(0.02)

Total distributions to shareholders	(0.08)	(0.14)	(0.13)	(0.12)	(0.10)	(0.13)
Net asset value, end of period	$9.84	$9.84	$9.86	$9.97	$9.95	$10.03
Total return[3]	0.80%	1.18%	0.17%	1.42%	0.17%	1.65%
Ratios to average net assets (annualized)
Gross expenses	0.70%	0.71%	0.70%	0.66%	0.68%	0.70%
Net expenses	0.60%	0.60%	0.60%	0.59%	0.60%	0.60%
Net investment income	1.58%	1.36%	1.27%	1.08%	0.89%	1.08%
Supplemental data
Portfolio turnover rate	21%	31%	23%	16%	24%	28%
Net assets, end of period (000s omitted)	$38,157	$44,186	$68,621	$95,121	$511,894	$565,737

[1]	Calculated based upon average shares outstanding

[2]	Amount is more than $(0.005).

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Short-Term Municipal Bond Fund	45

(For a share outstanding throughout each period)

	Six months ended December 31, 2018 (unaudited)	Year ended June 30
INSTITUTIONAL CLASS		2018	2017	2016	2015	2014
Net asset value, beginning of period	$9.85	$9.87	$9.98	$9.95	$10.02	$9.99
Net investment income	0.09	0.16	0.15	0.13	0.11	0.13
Net realized and unrealized gains (losses) on investments	(0.00)[1]	(0.02)	(0.11)	0.04	(0.06)	0.05

Total from investment operations	0.09	0.14	0.04	0.17	0.05	0.18
Distributions to shareholders from
Net investment income	(0.09)	(0.16)	(0.15)	(0.13)	(0.11)	(0.13)
Net realized gains	0.00	0.00	0.00	(0.01)	(0.01)	(0.02)

Total distributions to shareholders	(0.09)	(0.16)	(0.15)	(0.14)	(0.12)	(0.15)
Net asset value, end of period	$9.85	$9.85	$9.87	$9.98	$9.95	$10.02
Total return[2]	0.90%	1.39%	0.37%	1.71%	0.47%	1.75%
Ratios to average net assets (annualized)
Gross expenses	0.43%	0.44%	0.43%	0.42%	0.42%	0.43%
Net expenses	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	1.78%	1.58%	1.48%	1.33%	1.09%	1.29%
Supplemental data
Portfolio turnover rate	21%	31%	23%	16%	24%	28%
Net assets, end of period (000s omitted)	$2,457,811	$3,421,249	$3,427,060	$2,261,092	$1,895,713	$1,382,576

[1]	Amount is more than $(0.005).

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

46	Wells Fargo Short-Term Municipal Bond Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Short-Term Municipal Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make

Notes to financial statements (unaudited)	Wells Fargo Short-Term Municipal Bond Fund	47

requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of December 31, 2018, the aggregate cost of all investments for federal income tax purposes was $4,194,186,429 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$11,308,280

Gross unrealized losses	(13,953,565)

Net unrealized losses	$(2,645,285)

As of June 30, 2018, the Fund had capital loss carryforwards which consisted of $42,091,784 in long-term capital losses.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

48	Wells Fargo Short-Term Municipal Bond Fund	Notes to financial statements (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Municipal obligations	$0	$4,168,218,534	$0	$4,168,218,534

Other	0	20,400,000	0	20,400,000

Short-term investments

Investment companies	1,151,135	0	0	1,151,135

U.S. Treasury securities	1,771,475	0	0	1,771,475

Total assets	$2,922,610	$4,188,618,534	$0	$4,191,541,144

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At December 31, 2018, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.35% and declining to 0.255% as the average daily net assets of the Fund increase. For the six months ended December 31, 2018, the management fee was equivalent to an annual rate of 0.33% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.

Administration fee

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.16%

Class R6	0.03

Administrator Class	0.10

Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund level expenses on a

Notes to financial statements (unaudited)	Wells Fargo Short-Term Municipal Bond Fund	49

proportionate basis and then from class specific expenses; otherwise, waivers and/or reimbursements are applied against class specific expenses before fund level expenses. Funds Management has committed through October 31, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.63% for Class A shares, 1.38% for Class C shares, 0.35% for Class R6 shares, 0.60% for Administrator Class shares, and 0.40% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2018, Funds Distributor received $733 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2018.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $234,075,000 and $350,875,000 in interfund purchases and sales, respectively, during the six months ended December 31, 2018.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2018 were $898,903,320 and $1,035,895,441, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended December 31, 2018, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help manage the duration of the portfolio. The Fund had an average notional amount of $308,309,362 in long futures contracts during the six months ended December 31, 2018.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.

7. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended December 31, 2018, there were no borrowings by the Fund under the agreement.

50	Wells Fargo Short-Term Municipal Bond Fund	Notes to financial statements (unaudited)

8. DISTRIBUTIONS TO SHAREHOLDERS

Effective for all filings after November 4, 2018, the Securities and Exchange Commission eliminated the requirement to separately state the components of distributions to shareholders under U.S. generally accounting principles. The amounts of distributions to shareholders for the year ended June 30, 2018 were as follows:

Net investment income

Class A	$18,913,250

Class C	329,883

Administrator Class	776,666

Institutional Class	55,986,581

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

Other information (unaudited)	Wells Fargo Short-Term Municipal Bond Fund	51

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

52	Wells Fargo Short-Term Municipal Bond Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 152 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr.[3] (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson[3] (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Other information (unaudited)	Wells Fargo Short-Term Municipal Bond Fund	53

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Michael S. Scofield[4] (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	N/A

Pamela Wheelock (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently the Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

54	Wells Fargo Short-Term Municipal Bond Fund	Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Alexander Kymn (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 76 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 76 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

[3]	Mr. Harris replaced Ms. Johnson as the Chairman of the Audit Committee effective January 1, 2019.

[4]	Mr. Scofield retired on December 31, 2018.

Appendix A (unaudited)	Wells Fargo Short-Term Municipal Bond Fund	55

SALES CHARGE REDUCTIONS AND WAIVERS FOR CERTAIN INTERMEDIARIES

Raymond James & Associates, Inc., Raymond James Financial Services & Raymond James affiliates (“Raymond James”)

Effective on or about March 1, 2019, shareholders purchasing Fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end Sales Load Waivers on Class A shares Available at Raymond James

•	Shares purchased in an investment advisory program.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•

A shareholder in the fund’s Class C shares will have their shares automatically exchanged at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the exchange is in line with the policies and procedures of Raymond James.

CDSC Waivers on Class A and C Shares Available at Raymond James

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

•	Return of excess contributions from an IRA Account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the Fund’s prospectus.

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•	Shares acquired through a right of reinstatement.

Front-end Load Discounts Available at Raymond James: Breakpoints, and/or Rights of Accumulation

•	Breakpoints as described in the Fund’s Prospectus.

•

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

This page is intentionally left blank.

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker/dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2019 Wells Fargo Funds Management, LLC. All rights reserved.

320451 02-19 SA256/SAR256 12-18

Semi-Annual Report

December 31, 2018

Wells Fargo Strategic Municipal Bond Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Strategic Municipal Bond Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Global trade tensions escalated during the third quarter of 2018.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Strategic Municipal Bond Fund for the six-month period that ended December 31, 2018. During the reporting period, the U.S. generated encouraging economic and business data that was offset by less positive and more inconsistent data from international markets. Investment returns were generally negative as geopolitical tensions and uncertainty tended to distract investors from more favorable underlying trends.

For the period, U.S. stocks, as measured by the S&P 500 Index,1 fell 6.85% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 declined 10.84%. Based on the MSCI EM Index (Net),3 emerging market stocks lost 8.48%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 gained 1.65% while the Bloomberg Barclays Global Aggregate ex-USD Index5 fell 0.84%. The Bloomberg Barclays Municipal Bond Index6 gained 1.53% while the ICE BofAML U.S. High Yield Index7 declined 2.34%.

Global trade tensions prompted investor concerns.

Global trade tensions escalated during the third quarter of 2018. The U.S. imposed tariffs on a wide range of products manufactured overseas. Foreign governments retaliated with tariffs that punished U.S. commodity producers and product manufacturers. Investors wondered about next steps as divergence in global economic policies and growth prospects widened.

During the summer months, the U.S. economy strengthened. Revised second-quarter gross domestic product (GDP) growth data released in August showed the U.S. economy growing at a 4.2% rate. The unemployment rate in the U.S. was 3.7% by the end of September, according to the U.S. Department of Labor. Wages showed more consistent growth, and consumer confidence remained strong. Several U.S. equity market indices reached records during August, with the S&P 500 Index gaining 7.71% for the three-month period that ended September 30, 2018. In contrast, the MSCI ACWI ex USA Index (Net) gained 0.71% while the MSCI EM Index (Net) declined 1.09% during the same three-month period.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2018. ICE Data Indices, LLC. All rights reserved.

Letter to shareholders (unaudited)	Wells Fargo Strategic Municipal Bond Fund	3

Economic signals overseas were mixed as the third quarter ended and the fourth quarter began. In particular, signs of slowing economic growth in China created uncertainty for investors. Amid rising trade tensions, the People’s Bank of China cut reserve requirement ratios and accelerated infrastructure spending and tax cuts for business enterprises and individuals. Nevertheless, a strengthening U.S. dollar and trade tensions remained headwinds for investors overseas.

Equity markets were volatile during the fourth quarter.

Negative stock market performance during October and December bracketed a mildly positive November, as measured by the S&P 500 Index and the MSCI ACWI ex USA Index (Net). As interest rates and bond yields gained during October, stock markets struggled. Readings on consumer sentiment and business spending were mixed. Markets rebounded in November. The U.S. and China agreed to halt further increases in tariffs and engage in additional negotiations. While November returns were positive, the loss for the full fourth quarter was substantial for equity investors globally, with the S&P down 13.52% and the MSCI ACWI ex USA Index (Net) down 11.46%. December’s S&P 500 Index performance was the lowest since 1931. Globally, fixed income investments fared better than stocks during the last two months of the year as conflicting signals unsettled investors’ outlooks.

Equity investors confronted a number of changing conditions. In November’s mid-term elections, control of the U.S. House of Representatives shifted from Republicans to Democrats, presaging potential partisan disputes. Progress on Brexit negotiations stalled in the UK. In China, the value of the yuan declined to low levels last seen in 2008. Oil prices continued to fall. The Fed increased the federal funds rate by 25 bps to a target range of between 2.25% and 2.50% in December 2018. A late-December dispute over spending and immigration policy resulted in a partial U.S. government shutdown that continued through the end of the period.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Economic signals overseas were mixed as the third quarter ended and the fourth quarter began.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

4	Wells Fargo Strategic Municipal Bond Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from regular federal income tax.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Wendy Casetta

Lyle J. Fitterer, CFA®‡, CPA

Robert J. Miller

Average annual total returns (%) as of December 31, 2018

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (VMPAX)	12-1-1994	-2.03	1.47	2.65	2.02	2.31	3.07	0.82	0.82

Class C (DHICX)	8-18-1997	0.26	1.54	2.30	1.26	1.54	2.30	1.57	1.57

Class R6[3]	7-31-2018	–	–	–	2.26	2.44	3.23	0.44	0.43

Administrator Class (VMPYX)	10-6-1997	–	–	–	2.15	2.42	3.22	0.76	0.68

Institutional Class (STRIX)[4]	11-30-2012	–	–	–	2.48	2.65	3.36	0.49	0.48

Bloomberg Barclays Short-Intermediate Municipal Bond Index[5]	–	–	–	–	1.69	2.12	2.99	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Strategic Municipal Bond Fund	5

Effective maturity distribution as of December 31, 2018[6]

Credit quality as of December 31, 2018[7]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has contractually committed through October 31, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance shown for Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns for Class R6 shares would be higher.

[4]

Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns for Institutional Class shares would be higher.

[5]

The Bloomberg Barclays Short-Intermediate Municipal Bond Index is a rules-based, market-value-weighted index composed of publicly traded municipal bonds that cover the U.S. dollar–denominated short-term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, insured bonds, and prefunded bonds. You cannot invest directly in an index.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[7]

The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/ or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

6	Wells Fargo Strategic Municipal Bond Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2018 to December 31, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2018	Ending account value 12-31-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A

Actual	$1,000.00	$1,013.27	$4.06	0.80%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$4.08	0.80%
Class C

Actual	$1,000.00	$1,009.44	$7.85	1.55%

Hypothetical (5% return before expenses)	$1,000.00	$1,017.39	$7.88	1.55%
Class R6

Actual	$1,000.00	$1,013.80	$2.13	0.42%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.09	$2.14	0.42%
Administrator Class

Actual	$1,000.00	$1,012.77	$3.45	0.68%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.78	$3.47	0.68%
Institutional Class

Actual	$1,000.00	$1,014.96	$2.39	0.47%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.84	$2.40	0.47%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Strategic Municipal Bond Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 98.00%

Alabama: 1.45%

GO Revenue: 0.05%

Jefferson County AL Series A	4.90%	4-1-2021	$1,060,000	$1,082,864

Health Revenue: 0.25%

Birmingham AL Special Care Facilities Ascension Senior Credit Group Series C-1	1.85	11-15-2046	5,250,000	5,143,058

Utilities Revenue: 1.15%

Alabama Black Belt Energy Gas District Series A	4.00	12-1-2048	2,000,000	2,087,860

Southeast Alabama Gas Supply District Project #2 Series A	4.00	6-1-2049	16,505,000	17,256,143

SouthEast Alabama Gas Supply District Series A	4.00	4-1-2049	4,410,000	4,607,127

				23,951,130

				30,177,052

Alaska: 0.68%

Health Revenue: 0.29%

Alaska IDA Loan Anticipation YKHC Project	3.50	12-1-2020	6,000,000	6,045,000

Industrial Development Revenue: 0.20%

Valdez AK Marine Terminal BP Pipelines Project Series B	5.00	1-1-2021	4,000,000	4,214,960

Utilities Revenue: 0.19%

Alaska Industrial Development & Export Authority Power Refunding Bonds Snettisham Hydroelectric Project Series 2015	5.00	1-1-2022	1,735,000	1,835,717

Alaska Industrial Development & Export Authority Power Refunding Bonds Snettisham Hydroelectric Project Series 2015	5.00	1-1-2023	1,995,000	2,140,256

				3,975,973

				14,235,933

Arizona: 3.53%

Education Revenue: 0.71%

Arizona IDA Agribusiness & Equine Center Incorporated Project Series 2017B 144A	4.00	3-1-2027	1,225,000	1,174,971

Maricopa County AZ IDA Educational Horizon Community Learning Center Project	2.63	7-1-2021	1,605,000	1,567,234

Phoenix AZ IDA BASIS Schools Incorporated Project Series A 144A	3.00	7-1-2020	1,550,000	1,535,476

Phoenix AZ IDA Great Hearts Academies Project	5.20	7-1-2022	450,000	473,342

Phoenix AZ IDA Legacy Traditional School Project Series 2015 144A	3.00	7-1-2020	570,000	564,819

Pima County AZ IDA American Leadership Academy Project Series 2015 144A	4.60	6-15-2025	1,255,000	1,285,220

Pima County AZ IDA Charter Schools Project Series 2013	4.50	7-1-2020	530,000	543,722

Pima County AZ IDA Charter Schools Project Series 2013	4.50	7-1-2021	1,300,000	1,354,808

Pima County AZ IDA Charter Schools Project Series 2013	4.50	7-1-2022	1,355,000	1,427,072

Pima County AZ IDA New Plan Learning Project Series A	7.75	7-1-2035	985,000	986,527

Pima County AZ IDA New Plan Learning Project Series A	8.13	7-1-2041	2,950,000	2,952,272

Pima County AZ IDA Noah Webster Schools Project Series A	5.50	12-15-2023	955,000	972,753

				14,838,216

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

GO Revenue: 1.41%

Phoenix AZ	5.00%	7-1-2027	$22,515,000	$26,729,133

Verrado AZ Community Facilities District #1 Series A 144A	4.25	7-15-2019	1,320,000	1,326,428

Verrado AZ Community Facilities District #1 Series A 144A	5.00	7-15-2020	700,000	712,600

Verrado AZ Community Facilities District #1 Series A 144A	5.00	7-15-2021	500,000	512,290

				29,280,451

Health Revenue: 0.80%

Arizona Health Facilities Authority Catholic West Series B (Barclays Bank LOC) ø	1.70	7-1-2035	9,260,000	9,260,000

Maricopa County AZ IDA Senior Living Facilities Christian Care Retirement Apartments Incorporated Project	5.00	1-1-2022	1,065,000	1,155,802

Maricopa County AZ IDA Senior Living Facilities Christian Care Retirement Apartments Incorporated Project	5.00	1-1-2023	1,120,000	1,239,291

Maricopa County AZ IDA Senior Living Facilities Christian Care Surprise Incorporated Project 144A	5.00	1-1-2026	3,205,000	3,156,733

Tempe AZ IDA Mirabella Arizona State University Project Series B1 144A	4.00	10-1-2023	1,810,000	1,811,430

				16,623,256

Miscellaneous Revenue: 0.61%

Navajo Nation AZ Series A 144A	4.00	12-1-2022	6,345,000	6,528,942

Navajo Nation AZ Series A 144A	5.00	12-1-2025	4,110,000	4,464,282

Navajo Nation AZ Tribal Utility Authority (Municipal Government Guaranty Insured)	4.00	1-1-2021	1,573,000	1,587,991

				12,581,215

				73,323,138

Arkansas: 0.23%

Health Revenue: 0.23%

Boone County AR Hospital Construction Series 2006 (Bank of Oklahoma Financial NA LOC) ø	3.00	5-1-2037	4,700,000	4,700,000

California: 1.51%

Education Revenue: 0.05%

California Municipal Finance Authority Charter School Nova Academy Project Series 2016A 144A	4.00	6-15-2026	890,000	891,317

California School Finance Authority Charter School Rocketship Education Obligated Group Series 2017A 144A	4.50	6-1-2027	250,000	256,973

				1,148,290

GO Revenue: 0.02%

Delhi CA Unified School District CAB (Ambac Insured) (z)	5.16	8-1-2019	475,000	470,136

Health Revenue: 0.48%

California Statewide CDA Health Facilities Catholic Series D (AGM Insured) (m)	2.01	7-1-2041	8,700,000	8,700,000

Palomar CA Health Refunding Bond Series 2016	4.00	11-1-2019	1,250,000	1,264,513

				9,964,513

Industrial Development Revenue: 0.17%

California PCFA AMT Calplant I Project 144A	7.50	7-1-2032	3,500,000	3,605,910

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Strategic Municipal Bond Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Miscellaneous Revenue: 0.22%

Compton CA PFA Lease 144A	4.00%	9-1-2022	$4,440,000	$4,503,670

Transportation Revenue: 0.57%

California Bay Area Toll Authority Toll Bridge Series E-3 (SIFMA Municipal Swap +0.70%) ±	2.41	4-1-2047	11,750,000	11,758,813

				31,451,332

Colorado: 1.78%

Education Revenue: 0.56%

Colorado ECFA Eagle Ridge Academy Project 144A	3.63	11-1-2026	2,260,000	2,194,279

Colorado ECFA Rocky Mountain Classical Academy Project	6.38	9-1-2023	1,445,000	1,600,338

Colorado ECFA Vanguard School Project	4.00	6-15-2021	250,000	259,945

Colorado ECFA Vanguard School Project	4.00	6-15-2022	515,000	541,250

Colorado ECFA Windsor Charter Academy 144A	3.88	9-1-2026	1,140,000	1,094,240

Colorado School of Mines Institutional Enterprise Refunding Bonds Series A (1 Month LIBOR +0.50%) ±	2.07	2-1-2023	5,915,000	5,896,486

				11,586,538

GO Revenue: 0.09%

Centennial CO Southglenn Metropolitan District	3.00	12-1-2021	668,000	657,185

Grand River CO Hospital District (AGM Insured)	5.00	12-1-2025	1,000,000	1,154,320

				1,811,505

Health Revenue: 0.96%

Colorado Health Facilities Authority Catholic Health Initiatives Series 2009A	5.50	7-1-2034	10,000,000	10,170,800

Colorado Health Facilities Authority Catholic Health Initiatives Series 2011A	5.00	2-1-2022	3,415,000	3,600,981

Colorado Health Facilities Authority Catholic Health Initiatives Series 2011A	5.25	2-1-2031	5,150,000	5,410,281

Colorado Health Facilities Authority Christian Living Neighborhoods Project	4.00	1-1-2019	385,000	385,000

Colorado Health Facilities Authority Christian Living Neighborhoods Project	4.00	1-1-2020	450,000	454,554

				20,021,616

Tax Revenue: 0.17%

Centerra CO Metropolitan District #1 Series 2017 144A	5.00	12-1-2021	1,440,000	1,514,736

Centerra CO Metropolitan District #1 Series 2017 144A	5.00	12-1-2022	1,940,000	2,062,220

				3,576,956

				36,996,615

Connecticut: 1.90%

Education Revenue: 0.34%

Connecticut HEFAR Yale University Series A	2.05	7-1-2035	7,000,000	7,020,580

GO Revenue: 0.47%

Connecticut Series D (SIFMA Municipal Swap +0.92%) ±	2.63	9-15-2019	3,345,000	3,356,975

Hamden CT Refunding Bond	5.00	8-15-2019	1,835,000	1,870,819

Hartford CT Series A	5.00	4-1-2025	2,500,000	2,723,800

Hartford CT Series A	5.00	4-1-2027	1,650,000	1,780,515

				9,732,109

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Health Revenue: 0.03%

Connecticut HEFA Bridgeport Hospital Series D	5.00%	7-1-2020	$500,000	$523,715

Miscellaneous Revenue: 0.13%

Connecticut Series A (SIFMA Municipal Swap +0.75%) ±	2.46	3-1-2021	2,700,000	2,704,590

Tax Revenue: 0.93%

Connecticut State Special Tax Obligation Revenue Transportation Infrastructure Purpose	5.00	10-1-2030	3,000,000	3,451,560

Connecticut State Special Tax Obligation Revenue Transportation Infrastructure Purpose	5.00	10-1-2031	9,000,000	10,281,780

Connecticut State Special Tax Obligation Revenue Transportation Infrastructure Purpose	5.00	10-1-2032	5,000,000	5,698,650

				19,431,990

				39,412,984

Delaware: 0.10%

Education Revenue: 0.10%

Delaware EDA Odyssey Charter School Project Series A 144A	6.25	9-1-2025	1,960,000	2,046,162

District of Columbia: 2.16%

Housing Revenue: 2.16%

District of Columbia HFA Hilltop Apartments Project Series 2017	1.94	1-1-2021	5,850,000	5,841,401

District of Columbia HFA Wah Luck House Apartments Project Series 2017	1.72	2-1-2020	39,000,000	38,991,420

				44,832,821

Florida: 1.07%

Education Revenue: 0.11%

Capital Trust Agency Educational Facilities Renaissance Charter School Projects Series 2017A 144A	4.38	6-15-2027	1,355,000	1,307,141

Miami-Dade County FL IDA Youth Charter Schools Project Series 2015A 144A	5.00	9-15-2025	900,000	907,578

				2,214,719

Health Revenue: 0.30%

Lakeland FL Hospital System Lakeland Regional Health System	5.00	11-15-2022	4,495,000	4,842,688

Sarasota County FL Health Facilities Authority Village on the Isle Project	4.00	1-1-2020	1,485,000	1,497,994

				6,340,682

Housing Revenue: 0.26%

University of West Florida Foundation Incorporated Dormitory Series A	5.00	6-1-2020	1,210,000	1,250,632

University of West Florida Foundation Incorporated Dormitory Series A	5.00	6-1-2021	1,265,000	1,334,271

University of West Florida Foundation Incorporated Dormitory Series A	5.00	6-1-2022	1,325,000	1,424,985

University of West Florida Foundation Incorporated Dormitory Series A	5.00	6-1-2023	1,190,000	1,303,597

				5,313,485

Miscellaneous Revenue: 0.18%

Florida Village Community Development District #10 Special Assignment	5.13	5-1-2024	2,655,000	2,818,442

Wildwood FL Village Community Development District #12 Series 2016	2.88	5-1-2021	985,000	987,896

				3,806,338

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Strategic Municipal Bond Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Resource Recovery Revenue: 0.17%

Florida Development Finance Corporation Solid Waste AMT Pro USA Incorporated 144A	5.00%	8-1-2029	$3,500,000	$3,586,170

Transportation Revenue: 0.05%

Miami-Dade County FL Expressway Authority Toll System (AGM Insured, Citibank NA LIQ) 144Aø	1.91	2-1-2020	1,000,000	1,000,000

				22,261,394

Georgia: 3.87%

Education Revenue: 0.06%

Georgia Private Colleges & Universities Authority	5.00	10-1-2019	1,325,000	1,350,321

Health Revenue: 1.01%

Gainesville & Hall Counties GA Development Authority Senior Living Facilities Lanier Village Series B (AGC Insured, TD Bank NA SPA) ø	1.75	11-15-2033	15,000,000	15,000,000

Gainesville & Hall Counties GA Hospital Authority Health System Project Series B (SIFMA Municipal Swap +0.95%) ±	2.66	8-15-2035	6,000,000	6,005,160

				21,005,160

Transportation Revenue: 0.09%

Georgia Road & Tollway Authority I-75 S Express Lanes Project Series A 144A (z)	6.34	6-1-2024	2,500,000	1,818,975

Utilities Revenue: 2.71%

Burke County GA Development Authority Georgia Power Company Plant Vogtle Project First Series 2012	1.85	12-1-2049	3,000,000	2,991,120

Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series F	3.00	11-1-2045	14,955,000	14,835,659

Burke County GA PCR Oglethorpe Power Corporation Vogtle Project Series E	3.25	11-1-2045	3,000,000	2,988,450

Floyd County GA PCR Georgia Power Company Plant Hammond Project	2.35	7-1-2022	8,875,000	8,801,693

Main Street Natural Gas Incorporated Georgia Gas Project Series C	4.00	8-1-2048	14,485,000	15,295,001

Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series A (Royal Bank of Canada LIQ)	4.00	4-1-2048	7,340,000	7,732,029

Monroe County GA Development Authority Pollution Control Gulf Power Company Plant Scherer Project	1.40	6-1-2049	3,750,000	3,725,775

				56,369,727

				80,544,183

Guam: 0.05%

Water & Sewer Revenue: 0.05%

Guam Government Waterworks Authority Water & Wastewater System Series 2014A	5.00	7-1-2020	1,000,000	1,034,360

Hawaii: 0.47%

Health Revenue: 0.47%

Hawaii Department of Budget & Finance Queens Health System Series B (SIFMA Municipal Swap +0.45%) ±	2.16	7-1-2039	9,820,000	9,820,000

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Illinois: 17.21%

Airport Revenue: 2.06%

Chicago IL Midway Airport Second Lien Refunding Bonds Series 2014A	5.00%	1-1-2026	$7,000,000	$7,709,730

Chicago IL Midway Airport Second Lien Refunding Bonds Series 2014A	5.00	1-1-2030	4,385,000	4,767,767

Chicago IL Midway Airport Second Lien Refunding Bonds Series A	5.50	1-1-2027	3,925,000	4,340,069

Chicago IL O’Hare International Airport AMT Passenger Facility Charge Refunding Bonds Series B	5.00	1-1-2032	5,125,000	5,440,649

Chicago IL O’Hare International Airport Senior Lien Bonds Series 2015 C	5.00	1-1-2022	695,000	746,076

Chicago IL O’Hare International Airport Senior Lien Bonds Series 2015 D	5.00	1-1-2021	500,000	529,890

Chicago IL O’Hare International Airport Senior Lien Refunding Bonds Series 2013A	5.00	1-1-2026	2,690,000	2,928,119

Chicago IL O’Hare International Airport Senior Lien Refunding Bonds Series 2015A	5.00	1-1-2028	10,000,000	11,101,400

Chicago IL O’Hare International Airport Senior Lien Refunding Bonds Series 2017D	5.00	1-1-2025	1,700,000	1,908,063

Chicago IL O’Hare International Airport Customer Facility Charge	5.25	1-1-2023	1,350,000	1,498,433

Chicago IL O’Hare International Airport Customer Facility Charge	5.25	1-1-2024	1,665,000	1,858,173

				42,828,369

GO Revenue: 5.80%

Chicago IL Board of Education Unlimited Tax General Obligation Refunding Bonds Series 2018A (AGM Insured)	5.00	12-1-2024	3,000,000	3,319,290

Chicago IL CAB City Colleges (National Insured) (z)	4.46	1-1-2027	7,720,000	5,669,105

Chicago IL CAB City Colleges (National Insured) (z)	5.45	1-1-2024	9,800,000	8,269,142

Chicago IL Park District General Obligation Limited Series A	5.00	1-1-2022	400,000	424,872

Chicago IL Park District General Obligation Limited Series A	5.00	1-1-2023	400,000	430,684

Chicago IL Park District General Obligation Limited Series A	5.00	1-1-2024	550,000	600,138

Chicago IL Park District General Obligation Limited Series A	5.00	1-1-2025	625,000	689,869

Chicago IL Park District General Obligation Limited Series C	5.00	1-1-2022	1,000,000	1,062,180

Chicago IL Park District General Obligation Limited Series C	5.00	1-1-2023	1,000,000	1,076,710

Chicago IL Park District General Obligation Limited Series C	5.00	1-1-2024	410,000	447,376

Chicago IL Park District Harbor Facilities Series D	5.00	1-1-2022	1,645,000	1,747,286

Chicago IL Park District Harbor Facilities Series D	5.00	1-1-2023	1,175,000	1,265,134

Chicago IL Park District Limited Tax Series B	5.00	1-1-2022	4,675,000	4,965,692

Chicago IL Park District Unlimited Tax Series E	5.00	11-15-2022	1,235,000	1,328,712

Chicago IL Park District Unlimited Tax Series E	5.00	11-15-2023	1,295,000	1,411,421

Chicago IL Series C	5.00	1-1-2021	1,000,000	1,032,940

Chicago IL Series C	5.00	1-1-2022	2,250,000	2,351,678

Chicago IL Series C	5.00	1-1-2023	2,500,000	2,636,750

Chicago IL Series G (Ambac Insured)	5.00	12-1-2024	910,000	913,221

Cook County IL Refunding Bonds Series 2010 G	5.00	11-15-2026	1,000,000	1,038,780

Cook County IL School District #123 Oak Lawn CAB (National Insured) (z)	3.25	12-1-2021	1,090,000	1,013,362

Cook County IL School District #153 Homewood Series A (AGM Insured) (z)	2.75	12-15-2023	1,225,000	1,069,045

Cook County IL School District #227 Rich Township Refunding School Bonds Series 2015	3.00	12-1-2024	965,000	968,271

Cook County IL Series A	5.00	11-15-2021	2,250,000	2,411,708

Cook County IL Series A	5.25	11-15-2022	10,040,000	10,555,253

Cook County IL Series A	5.25	11-15-2022	1,000,000	1,090,960

De Kalb & Kane Counties IL Community Unit School District #427 Sycamore Prerefunded Balance CAB (AGM Insured) (z)	2.85	1-1-2024	455,000	405,687

De Kalb & Kane Counties IL Community Unit School District #427 Sycamore Unrefunded Balance CAB (AGM Insured) (z)	2.85	1-1-2024	5,175,000	4,462,040

Decatur IL Macon County General Obligation Refunding Bonds Series 2013	5.00	3-1-2024	1,405,000	1,523,835

DuPage County IL Forest Preservation District Series 2015	5.00	1-1-2023	2,455,000	2,720,459

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Strategic Municipal Bond Fund	13

Security name	Interest rate	Maturity date	Principal	Value

GO Revenue (continued)

Illinois Series A	5.00%	4-1-2023	$3,500,000	$3,698,135

Illinois State Series 2012	5.00	3-1-2028	6,000,000	6,177,960

Kane, Cook & DuPage Counties IL School District #46 Elgin Unrefunded Balance Series 2012B	4.50	1-1-2025	4,295,000	4,564,339

Kane, Cook & DuPage Counties IL School District #46 Prerefunded CAB Series B (Ambac Insured) (z)	2.46	1-1-2021	510,000	489,671

Kane, Cook & DuPage Counties IL School District #46 Unrefunded CAB Series B (Ambac Insured) (z)	2.56	1-1-2021	595,000	566,791

Lake County IL Community Consolidated School District #3 Beach Park CAB (Ambac Insured) (z)	3.80	2-1-2019	1,100,000	1,096,942

Lake County IL School District #38 Big Hollow CAB (Ambac Insured) (z)	2.53	2-1-2019	1,175,000	1,172,368

McHenry & Kane Counties IL Community Consolidated School District #158 CAB (AGM/FGIC Insured) (z)	0.00	1-1-2019	1,185,000	1,185,000

Rockford IL Waterworks System Series B (Build America Mutual Assurance Company Insured)	5.00	12-15-2020	1,000,000	1,051,380

Rockford IL Waterworks System Series B (Build America Mutual Assurance Company Insured)	5.00	12-15-2021	1,015,000	1,084,923

Rockford IL Waterworks System Series B (Build America Mutual Assurance Company Insured)	5.00	12-15-2022	1,065,000	1,159,934

Romeoville IL Series B (AGC Insured) (z)	4.77	12-30-2023	3,410,000	2,634,941

Romeoville IL Series B (AGC Insured) (z)	4.88	12-30-2024	2,840,000	2,073,399

Will County IL Lincoln-Way Community High School District #210	4.00	1-1-2022	1,630,000	1,630,179

Will County IL Lincoln-Way Community High School District #210 Unrefunded CAB (AGM Insured) (z)	4.31	1-1-2021	1,535,000	1,450,191

Will County IL Lincoln-Way Community High School District #210 Unrefunded CAB (AGM Insured) (z)	4.67	1-1-2025	14,385,000	11,738,879

Will County IL Lincoln-Way Community High School District #210 Unrefunded CAB (AGM Insured) (z)	4.81	1-1-2026	8,295,000	6,471,842

Will County IL School District #114 Manhattan CAB Series C (National Insured) (z)	4.24	12-1-2021	1,055,000	971,011

Winnebago & Boone Counties IL School District #205 Series A (z)	2.71	2-1-2021	1,305,000	1,236,553

Winnebago & Boone Counties IL School District #205 Series B (z)	2.71	2-1-2021	3,400,000	3,221,670

				120,577,708

Health Revenue: 0.28%

Illinois Finance Authority Ascension Health Alliance Senior Credit Group Bonds Series A	5.00	11-15-2027	1,000,000	1,077,060

Illinois Finance Authority Friendship Village of Schaumburg Series 2017	5.00	2-15-2021	2,555,000	2,586,580

Illinois Finance Authority Rosalind Franklin University of Medicine & Science Series A	3.25	2-15-2022	500,000	497,495

Illinois State Finance Authority Revenue Bonds Series 2014	5.00	8-1-2038	1,520,000	1,657,910

				5,819,045

Miscellaneous Revenue: 2.24%

Chicago IL Transit Authority Capital Grant Receipts Refunding Bond Series 2011 (AGM Insured)	5.25	6-1-2024	4,450,000	4,738,805

Cook County IL Community Unit School District Number 401 Elmwood Park Limited Tax Debt Certificates Series A	2.38	12-1-2028	5,000,000	5,021,900

Cook County IL School District #63 East Maine 144A	2.38	12-1-2028	12,570,000	12,842,392

Illinois Refunding Bonds Series 2012 (AGM Insured)	5.00	8-1-2020	5,050,000	5,245,637

Illinois Refunding Bonds Series 2016	5.00	2-1-2026	7,000,000	7,485,450

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Miscellaneous Revenue (continued)

Illinois State Series 2012	5.00%	8-1-2021	$5,620,000	$5,855,534

Illinois State Series 2013 (AGM Insured)	5.00	7-1-2023	4,875,000	5,305,609

				46,495,327

Tax Revenue: 5.76%

Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2021	1,450,000	1,497,763

Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2022	1,810,000	1,892,319

Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2023	2,400,000	2,531,280

Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2024	2,475,000	2,620,505

Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2025	1,000,000	1,053,190

Chicago lL Series A	5.00	1-1-2022	3,000,000	3,092,400

Chicago IL Series A	5.00	1-1-2029	5,000,000	5,154,000

Chicago IL Tax Increment Bond Pilson Redevelopment Project Series A	5.00	6-1-2022	1,635,000	1,753,407

Chicago IL Transit Authority Sales Tax Receipts Series 2011	5.25	12-1-2036	17,415,000	18,344,787

Illinois Regional Transportation Authority Series A (AGM Insured)	5.25	6-1-2024	9,995,000	11,426,784

Illinois Sales Tax First Series (National Insured)	6.00	6-15-2024	515,000	584,103

Illinois Sales Tax First Series (National Insured)	6.00	6-15-2025	8,165,000	9,405,508

Illinois Sports Facilities Authority Series 2014	5.00	6-15-2022	3,395,000	3,538,880

Illinois Sports Facilities Authority Series 2014	5.00	6-15-2023	3,220,000	3,390,241

Illinois Sports Facilities Authority Series 2014	5.00	6-15-2024	4,130,000	4,367,640

Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured) (z)	4.33	6-15-2022	3,795,000	3,344,116

Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured) (z)	4.18	6-15-2026	1,740,000	1,297,309

Metropolitan Pier & Exposition Authority CAB McCormick Place Project Series A (National Insured) (z)	3.85	12-15-2022	1,390,000	1,212,914

Metropolitan Pier & Exposition Authority McCormick Place Project Series B	5.00	12-15-2022	11,520,000	11,554,330

Metropolitan Pier & Exposition Authority McCormick Place Project Series B	5.00	12-15-2028	14,090,000	14,576,246

Metropolitan Pier & Exposition Authority Prerefunded Bond (National Insured) (z)	3.21	12-15-2023	20,000	17,877

Metropolitan Pier & Exposition Authority Prerefunded Bond (National Insured)	5.70	6-15-2025	220,000	249,216

Metropolitan Pier & Exposition Authority Unrefunded Bond (National Insured) (z)	3.21	12-15-2023	845,000	708,195

Metropolitan Pier & Exposition Authority Unrefunded Bond (National Insured)	5.70	6-15-2025	780,000	855,293

Sales Tax Securitization Corporation Series 2017A	5.00	1-1-2026	4,815,000	5,395,930

Sales Tax Securitization Corporation Series A	5.00	1-1-2028	4,015,000	4,565,898

St. Charles, Kane & DuPage Counties IL Series 2016	3.00	1-1-2019	300,000	300,000

St. Charles, Kane & DuPage Counties IL Series 2016	4.00	1-1-2020	760,000	763,906

St. Charles, Kane & DuPage Counties IL Series 2016	4.00	1-1-2021	790,000	796,636

St. Charles, Kane & DuPage Counties IL Series 2016	4.00	1-1-2022	820,000	819,541

St. Charles, Kane & DuPage Counties IL Series 2016	4.00	1-1-2023	855,000	850,631

St. Charles, Kane & DuPage Counties IL Series 2016	4.00	1-1-2024	885,000	872,787

St. Charles, Kane & DuPage Counties IL Series 2016	4.00	1-1-2025	925,000	898,092

				119,731,724

Tobacco Revenue: 0.95%

Railsplitter Tobacco Settlement Authority	5.00	6-1-2023	18,000,000	19,836,360

Water & Sewer Revenue: 0.12%

Chicago IL Waterworks Second Lien	5.00	11-1-2028	2,325,000	2,619,531

				357,908,064

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Strategic Municipal Bond Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Indiana: 1.29%

Health Revenue: 0.27%

Indiana Finance Authority Parkview Health Project Prerefunded Bond	5.50%	5-1-2024	$4,345,000	$4,396,271

Indiana Finance Authority Parkview Health Project Unrefunded Bond	5.50	5-1-2024	910,000	920,738

Indiana HFFA Ancilla System Incorporated (National Insured)	5.25	7-1-2022	325,000	325,787

				5,642,796

Housing Revenue: 0.82%

Indiana Housing and CDA Affordable Assisted Living Project Series 2017	1.80	12-1-2019	17,030,000	17,008,883

Industrial Development Revenue: 0.14%

Whiting IN BP Products North America Incorporated Project	1.85	6-1-2044	3,000,000	2,994,450

Miscellaneous Revenue: 0.06%

Michigan IN City School Building Corporation Series 2016A	5.00	1-15-2025	1,000,000	1,142,520

				26,788,649

Iowa: 0.05%

Industrial Development Revenue: 0.05%

Iowa Finance Authority Midwestern Disaster Area Project (Korea Development Bank LOC) ø	2.07	4-1-2022	1,000,000	1,000,000

Kansas: 0.53%

Tax Revenue: 0.53%

Wyandotte County & Kansas City KS Special Obligation Refunding & Improvement Bonds Plaza Redevelopment Project	4.00	12-1-2028	810,000	799,535

Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 144A (z)	6.86	9-1-2034	27,905,000	10,220,485

				11,020,020

Kentucky: 0.66%

Health Revenue: 0.15%

Kentucky EDFA Healthcare Facilities Rosedale Green Project Series 2015	3.00	11-15-2019	350,000	348,009

Kentucky EDFA Healthcare Facilities Rosedale Green Project Series 2015	3.35	11-15-2020	335,000	331,643

Kentucky EDFA Healthcare Facilities Rosedale Green Project Series 2015	5.00	11-15-2025	1,500,000	1,527,015

Kentucky EDFA Norton Healthcare Incorporated Series B (National Insured) (z)	4.66	10-1-2022	1,000,000	894,820

				3,101,487

Utilities Revenue: 0.51%

Kentucky Public Energy Authority Gas Supply Series B	4.00	1-1-2049	10,000,000	10,571,300

				13,672,787

Louisiana: 2.08%

Airport Revenue: 0.23%

New Orleans LA Aviation Board General North Terminal Project Series A	5.00	1-1-2032	1,000,000	1,104,940

New Orleans LA Aviation Board Gulf Opportunity Zone Controlled Foreign Corporation Revenue Refunding Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2031	1,250,000	1,434,125

New Orleans LA Aviation Board Gulf Opportunity Zone Controlled Foreign Corporation Revenue Refunding Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2032	2,000,000	2,282,800

				4,821,865

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Education Revenue: 0.30%

Louisiana Public Facilities Authority Loyola University Project Series 2011	5.25%	10-1-2025	$2,815,000	$2,982,830

Louisiana Public Facilities Authority Loyola University Project Series 2017 (z)	2.93	10-1-2020	1,000,000	950,200

Louisiana Public Facilities Authority Loyola University Project Series 2017 (z)	3.20	10-1-2021	950,000	873,563

Louisiana Public Facilities Authority Loyola University Project Series 2017 (z)	3.38	10-1-2022	1,500,000	1,332,855

				6,139,448

Housing Revenue: 1.39%

Louisiana Housing Corporation Harmony Gaeden Estates Project Series 2017	1.86	12-1-2020	13,500,000	13,486,095

Louisiana Housing Corporation The Meadows at Nicholson Project Series 2017	1.83	5-1-2020	15,500,000	15,466,985

				28,953,080

Tax Revenue: 0.16%

St. Bernard Parish LA Series 2012	4.00	3-1-2019	3,355,000	3,366,139

				43,280,532

Maryland: 5.13%

Education Revenue: 0.13%

Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2015 144A	5.25	8-1-2022	1,465,000	1,465,410

Prince George’s County MD Chesapeake Lighthouse Charter School Project Series 2016	5.00	8-1-2026	1,335,000	1,290,024

				2,755,434

GO Revenue: 1.61%

Maryland GO State and Local Facilities Loan of 2015	5.00	8-1-2024	8,905,000	10,080,460

Montgomery County MD Consolidated Public Improvement Series A	4.00	11-1-2030	5,000,000	5,356,550

Prince George’s County MD Consolidated Public Improvement Bonds Series C	4.00	8-1-2027	3,890,000	4,182,723

Prince George’s County MD Consolidated Public Improvement Bonds Series C	4.00	8-1-2028	12,960,000	13,882,752

				33,502,485

Health Revenue: 0.19%

Rockville MD Mayor & Council Economic Development Ingleside King Farm Project #45 Series C-3	2.50	11-1-2024	4,000,000	3,819,200

Housing Revenue: 0.43%

Maryland CDA Department of Housing & Community Multifamily Development Zions Towers Series A (FHA Insured)	2.44	3-1-2020	9,000,000	8,977,320

Miscellaneous Revenue: 1.74%

Maryland Local Facilities Loan of 2013 Series A	4.00	3-1-2026	34,790,000	36,231,350

Tax Revenue: 0.92%

Maryland Consolidated Department of Transportation	4.00	2-1-2030	8,500,000	9,049,015

Maryland State Department of Transportation	4.00	12-15-2027	9,260,000	10,042,100

				19,091,115

Water & Sewer Revenue: 0.11%

Baltimore MD Series A (National Insured)	5.65	7-1-2020	2,150,000	2,230,797

				106,607,701

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Strategic Municipal Bond Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Massachusetts: 4.98%

Education Revenue: 1.41%

Massachusetts Development Finance Agency Sabis International Charter School Series 2015	5.00%	4-15-2025	$1,000,000	$1,093,930

Massachusetts Educational Financing Authority Series B	5.00	7-1-2023	2,460,000	2,708,903

Massachusetts Development Finance Agency Havard University Series A	5.00	7-15-2033	21,715,000	25,568,110

				29,370,943

Health Revenue: 0.78%

Massachusetts Development Finance Agency Linden Ponds Incorporated Facility 144A	4.00	11-15-2023	1,335,000	1,344,946

Massachusetts Development Finance Agency Partners Healthcare System Issue Series S-3 (SIFMA Municipal Swap +0.50%) ±	2.21	7-1-2038	14,870,000	14,833,271

				16,178,217

Miscellaneous Revenue: 2.35%

Massachusetts Series A (3 Month LIBOR +0.55%) ±	2.25	11-1-2025	15,800,000	15,608,504

Massachusetts Water Pollution Abatement Trust Series 17	5.00	2-1-2031	10,000,000	11,094,400

Massachusetts Water Pollution Abatement Trust Series 17	5.00	2-1-2032	10,000,000	11,053,300

Massachusetts Water Pollution Abatement Trust Series 17	5.00	2-1-2033	10,000,000	11,028,600

				48,784,804

Tax Revenue: 0.44%

Massachusetts Bay Transportation Authority Assessment Bonds Series A	4.00	7-1-2037	9,000,000	9,248,220

				103,582,184

Michigan: 2.53%

Airport Revenue: 0.05%

Wayne County MI Airport Authority AMT Detroit Metropolitan Airport Series C	5.00	12-1-2022	1,000,000	1,058,860

Education Revenue: 0.07%

Michigan Finance Authority Series 25-A	5.00	11-1-2019	1,500,000	1,531,845

GO Revenue: 0.50%

Constantine MI Public Schools (Qualified School Board Loan Fund Insured)	5.00	5-1-2020	350,000	364,434

Constantine MI Public Schools (Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,200,000	1,282,020

Forest Hills MI Public Schools	5.00	5-1-2020	1,600,000	1,667,264

Forest Hills MI Public Schools	5.00	5-1-2021	1,600,000	1,711,616

Fraser MI Public Schools District (Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,000,000	1,069,760

Fraser MI Public Schools District (Qualified School Board Loan Fund Insured)	5.00	5-1-2022	610,000	667,791

Hudsonville MI Public Schools (Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,465,000	1,567,902

Ingham County MI Williamston Community Schools Series A (Qualified School Board Loan Fund Insured)	4.00	5-1-2024	1,025,000	1,090,159

Ingham County MI Williamston Community Schools Series A (Qualified School Board Loan Fund Insured)	4.00	5-1-2025	1,000,000	1,066,720

				10,487,666

Housing Revenue: 0.46%

Michigan Housing Development Authority Series E (3 Month LIBOR +1.00%) ±	2.68	4-1-2042	9,405,000	9,493,877

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Miscellaneous Revenue: 0.34%

Michigan Finance Authority Senior Lien Distributable State Aid	5.00%	11-1-2028	$865,000	$1,041,495

Michigan Finance Authority Senior Lien Distributable State Aid	5.00	11-1-2029	1,500,000	1,784,595

Michigan Municipal Bond Authority Local Government Loan Program Series A (Ambac Insured)	4.00	11-1-2019	305,000	305,235

Michigan Municipal Bond Authority Local Government Loan Program Series C (Ambac Insured)	4.13	5-1-2020	500,000	500,270

Michigan Municipal Bond Authority Local Government Loan Program Series C (Ambac Insured)	5.00	5-1-2023	1,900,000	1,901,311

Michigan Public Educational Facilities Authority Chandler Park Academy	6.35	11-1-2028	1,500,000	1,501,905

				7,034,811

Tax Revenue: 0.28%

Michigan Finance Authority Detroit Recovery Project Series 2014F	3.40	10-1-2020	500,000	505,485

Michigan Finance Authority Detroit Recovery Project Series 2014F	3.60	10-1-2021	500,000	510,215

Michigan Finance Authority Detroit Recovery Project Series 2014F	3.80	10-1-2022	500,000	516,200

Michigan Finance Authority Detroit Recovery Project Series 2014F	3.88	10-1-2023	2,500,000	2,602,725

Michigan Finance Authority Series H-1	5.00	10-1-2021	1,565,000	1,636,787

				5,771,412

Water & Sewer Revenue: 0.83%

Detroit MI Water & Sewage Department Series A	5.00	7-1-2022	1,000,000	1,085,950

Michigan Financial Authority Local Government Loan Program Series C7 (National Insured)	5.00	7-1-2022	2,000,000	2,180,320

Michigan Financial Authority Local Government Loan Program Series D1 (AGM Insured)	5.00	7-1-2022	2,700,000	2,962,494

Michigan Financial Authority Local Government Loan Program Series D1 (AGM Insured)	5.00	7-1-2023	2,000,000	2,241,120

Michigan Financial Authority Local Government Loan Program Series D6 (National Insured)	5.00	7-1-2022	2,080,000	2,267,533

Michigan Financial Authority Local Government Loan Program Series D6 (National Insured)	5.00	7-1-2023	3,670,000	4,085,848

Michigan Financial Authority Local Government Loan Program Series D6 (National Insured)	5.00	7-1-2024	2,130,000	2,405,281

				17,228,546

				52,607,017

Minnesota: 0.43%

Education Revenue: 0.11%

Cologne MN Charter School Lease Academy Project Series 2014A	4.00	7-1-2019	170,000	170,612

Cologne MN Charter School Lease Academy Project Series 2014A	4.00	7-1-2023	260,000	263,523

St. Paul MN Housing & RDA Charter School Hmong College Preparatory Academy Project Series A	4.75	9-1-2022	500,000	511,680

St. Paul MN Housing & RDA Charter School Hmong College Preparatory Academy Project Series A	5.00	9-1-2026	1,000,000	1,053,900

St. Paul MN Housing & RDA Great River School Project Series A 144A	4.75	7-1-2029	250,000	253,313

				2,253,028

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Strategic Municipal Bond Fund	19

Security name	Interest rate	Maturity date	Principal	Value

Health Revenue: 0.32%

Kanabec County MN Firstlight Health Kanabec Hospital	2.75%	12-1-2019	$2,000,000	$1,999,800

St. Paul MN Housing & RDA HealthEast Care System Project Series 2015A	5.25	11-15-2028	1,505,000	1,597,001

St. Paul MN Housing & RDA HealthEast Care System Project Series 2015A	5.25	11-15-2035	2,850,000	3,024,221

				6,621,022

				8,874,050

Mississippi: 0.72%

Health Revenue: 0.24%

Mississippi HFFA Baptist Health System Series A (SIFMA Municipal Swap +1.30%) ±	3.01	8-15-2036	5,000,000	5,033,800

Industrial Development Revenue: 0.48%

Mississippi Business Finance Commission Gulf Opportunity Zone Chevron USA Incorporated Project Series A ø	1.67	12-1-2030	10,000,000	10,000,000

				15,033,800

Missouri: 0.87%

Health Revenue: 0.10%

Lees Summit MO IDA Senior Living Facilities Revenue Series A	5.00	8-15-2019	1,000,000	1,011,240

Lees Summit MO IDA Senior Living Facilities Revenue Series A	5.00	8-15-2020	1,075,000	1,102,133

				2,113,373

Miscellaneous Revenue: 0.41%

Branson MO IDA Branson Shoppes Series A	3.00	11-1-2019	800,000	801,216

Branson MO IDA Branson Shoppes Series A	3.00	11-1-2021	350,000	348,205

Branson MO IDA Branson Shoppes Series A	4.00	11-1-2022	350,000	357,718

Branson MO IDA Branson Shoppes Series A	4.00	11-1-2023	750,000	764,153

Platte County MO Riverside-Quindaro Bend Levee District Project L-385	3.00	3-1-2020	900,000	906,750

Platte County MO Riverside-Quindaro Bend Levee District Project L-385	4.00	3-1-2021	930,000	957,361

Platte County MO Riverside-Quindaro Bend Levee District Project L-385	4.00	3-1-2022	970,000	1,005,842

Platte County MO Riverside-Quindaro Bend Levee District Project L-385	4.00	3-1-2023	1,010,000	1,052,016

Platte County MO Riverside-Quindaro Bend Levee District Project L-385	5.00	3-1-2024	1,000,000	1,087,450

Platte County MO Riverside-Quindaro Bend Levee District Project L-385	5.00	3-1-2025	1,105,000	1,206,329

				8,487,040

Tax Revenue: 0.16%

Arnold MO Real Property Arnold Triangle Redevelopment Project Series A	3.75	5-1-2023	1,300,000	1,298,401

Lees Summit MO Summit Fair Project Series 2017 144A	3.50	11-1-2023	620,000	609,026

Richmond Heights MO Francis Place Redevelopment Project	5.63	11-1-2025	1,500,000	1,499,985

				3,407,412

Water & Sewer Revenue: 0.20%

Kansas City MO Sanitation Sewer System Revenue Series B	5.00	1-1-2020	400,000	412,720

Kansas City MO Sanitation Sewer System Revenue Series B	5.00	1-1-2021	575,000	610,771

Kansas City MO Sanitation Sewer System Revenue Series B	5.00	1-1-2023	805,000	898,581

Kansas City MO Sanitation Sewer System Revenue Series B	5.00	1-1-2025	810,000	941,163

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Water & Sewer Revenue (continued)

Kansas City MO Sanitation Sewer System Revenue Series B	5.00%	1-1-2027	$700,000	$837,298

Kansas City MO Sanitation Sewer System Revenue Series B	5.00	1-1-2028	275,000	332,285

				4,032,818

				18,040,643

Nebraska: 0.43%

Utilities Revenue: 0.43%

Central Plains Energy Nebraska Gas Project #3	5.00	9-1-2025	3,290,000	3,661,375

Central Plains Energy Nebraska Gas Project #3	5.00	9-1-2026	3,750,000	4,194,450

Central Plains Energy Nebraska Gas Project #3	5.00	9-1-2027	1,000,000	1,120,720

				8,976,545

New Hampshire: 0.47%

Health Revenue: 0.47%

New Hampshire Covenant Health Systems Series B	5.00	7-1-2028	6,400,000	6,446,080

New Hampshire HEFA Hillside Village Issue Series 2017C 144A	3.50	7-1-2022	3,350,000	3,350,469

				9,796,549

New Jersey: 4.15%

Airport Revenue: 0.26%

South Jersey NJ Port Corporation Marine Terminal Series R	4.00	1-1-2022	1,600,000	1,649,200

South Jersey NJ Port Corporation Marine Terminal Series S-2	5.00	1-1-2023	1,665,000	1,794,021

South Jersey NJ Port Corporation Marine Terminal Series S-2	5.00	1-1-2024	1,750,000	1,910,370

				5,353,591

Education Revenue: 0.19%

New Jersey Higher Education Student Assistance Authority Series 2017-1B	5.00	12-1-2020	2,250,000	2,355,998

New Jersey Higher Education Student Assistance Authority Series 2017-1B	5.00	12-1-2021	1,390,000	1,485,340

				3,841,338

GO Revenue: 0.02%

Paterson NJ General Improvement (AGM Insured)	5.00	6-15-2020	400,000	404,224

Housing Revenue: 0.48%

New Jersey Housing & Mortgage Finance Agency Multifamily Series C	2.41	10-1-2021	10,000,000	10,045,800

Industrial Development Revenue: 0.14%

New Jersey EDA Elite Pharmaceuticals Project Series A	6.50	9-1-2030	375,000	337,354

New Jersey EDA The Goethals Bridge Replacement Project	5.00	7-1-2020	500,000	518,970

New Jersey EDA The Goethals Bridge Replacement Project	5.00	1-1-2021	585,000	613,045

New Jersey EDA The Goethals Bridge Replacement Project	5.00	7-1-2021	900,000	952,515

New Jersey EDA The Goethals Bridge Replacement Project	5.00	1-1-2023	400,000	433,352

				2,855,236

Miscellaneous Revenue: 1.57%

New Jersey EDA Motor Vehicle Surcharge Revenue Refunding Bond Series A	3.13	7-1-2029	6,000,000	6,000,420

New Jersey EDA Motor Vehicle Surcharge Revenue Series A	3.38	7-1-2030	9,705,000	9,618,237

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Strategic Municipal Bond Fund	21

Security name	Interest rate	Maturity date	Principal	Value

Miscellaneous Revenue (continued)

New Jersey EDA School Facilities Construction Project Prerefunded Bond Series EE	5.50%	9-1-2021	$2,025,000	$2,176,794

New Jersey EDA School Facilities Construction Project Series EE	5.25	9-1-2025	1,800,000	1,890,630

New Jersey EDA School Facilities Construction Project Series K (Ambac Insured)	5.25	12-15-2020	3,000,000	3,163,650

New Jersey EDA School Facilities Construction Project Series NN (AGM Insured)	5.00	3-1-2024	1,645,000	1,794,942

New Jersey TTFA Series A	5.00	6-15-2022	4,815,000	5,086,325

Newark NJ Housing Authority (National Insured)	5.25	1-1-2019	2,995,000	2,995,000

				32,725,998

Tax Revenue: 0.04%

New Jersey EDA School Facilities Construction Project Unrefunded Bond Series EE	5.50	9-1-2021	750,000	795,878

Transportation Revenue: 1.45%

New Jersey TTFA CAB Series A (z)	4.44	12-15-2026	12,000,000	8,868,600

New Jersey TTFA Series A	5.25	12-15-2020	1,900,000	2,003,645

New Jersey TTFA Series A	5.25	6-15-2022	2,785,000	2,958,366

New Jersey TTFA Series AA	5.00	6-15-2023	4,665,000	5,083,357

New Jersey TTFA Series AA	5.00	6-15-2023	1,350,000	1,451,156

New Jersey TTFA Series B	5.00	6-15-2020	2,150,000	2,230,733

New Jersey TTFA Series D	5.00	12-15-2023	6,960,000	7,632,684

				30,228,541

				86,250,606

New Mexico: 0.82%

Utilities Revenue: 0.82%

New Mexico Municipal Energy Acquisition Authority Gas Supply Subordinate Bond Series B (1 Month LIBOR +0.75%) (Royal Bank of Canada SPA) ±	2.32	11-1-2039	17,100,000	17,102,907

New York: 6.55%

Airport Revenue: 1.73%

Port Authority of New York & New Jersey Consolidated Bonds One Hundred Eighty-Fifth Series	5.00	9-1-2028	5,000,000	5,622,150

Port Authority of New York & New Jersey Consolidated Bonds One Hundred Seventy-Second Series	5.00	10-1-2027	5,000,000	5,404,900

Port Authority of New York & New Jersey Consolidated Bonds Two Hundred Seventh Series	5.00	9-15-2027	21,270,000	25,021,815

				36,048,865

Education Revenue: 0.38%

Albany NY IDA Foundation State University Project Series A ø	1.93	7-1-2032	2,675,000	2,675,000

Build New York City Resource Corporation Bronx Charter School for International Cultures & Arts Series A	3.88	4-15-2023	1,000,000	1,006,830

Hempstead Town NY Local Development Corporation Academy Charter School Project Series A	5.45	2-1-2027	2,880,000	2,735,424

Hempstead Town NY Local Development Corporation Academy Charter School Project Series A	6.47	2-1-2033	1,435,000	1,407,678

				7,824,932

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Health Revenue: 0.35%

Monroe County NY Industrial Development Corporation Unity Hospital Rochester Project (FHA Insured)	4.20%	8-15-2025	$7,195,000	$7,205,864

Housing Revenue: 0.56%

New York HFA Affordable Housing Project Series M (GNMA/FNMA/FHLMC Insured)	2.00	5-1-2021	11,625,000	11,593,380

Industrial Development Revenue: 0.59%

New York Transportation Development Corporation Special Facilities Bonds Series 2018	5.00	1-1-2025	11,030,000	12,308,929

Tax Revenue: 0.36%

New York Metropolitan Transportation Authority Dedicated Tax Fund (SIFMA Municipal Swap +0.95%) ±	2.66	11-1-2019	7,500,000	7,522,650

Tobacco Revenue: 0.06%

Suffolk County NY Tobacco Asset Securitization Corporation	5.00	6-1-2019	575,000	581,015

Suffolk County NY Tobacco Asset Securitization Corporation	5.00	6-1-2020	625,000	645,194

				1,226,209

Transportation Revenue: 1.56%

New York Metropolitan Transportation Authority Subordinated Bond Series D (1 Month LIBOR +0.65%) ø	2.22	11-1-2035	18,000,000	18,000,000

New York Triborough Bridge & Tunnel Authority Series B (United States Secured Overnight Financing Rate +0.50%) ±	2.12	11-15-2038	14,500,000	14,526,680

				32,526,680

Utilities Revenue: 0.96%

Long Island NY Power Authority Electric System Series C (1 Month LIBOR +0.75%) ±	2.39	5-1-2033	15,000,000	14,993,250

New York NY IDA Brooklyn Navy Yard Cogeneration Partners LP	5.65	10-1-2028	5,000,000	5,048,050

				20,041,300

				136,298,809

Ohio: 0.61%

Education Revenue: 0.10%

Portage County OH Port Authority Northeast Ohio Medical University Project	5.00	12-1-2026	1,980,000	2,088,999

Health Revenue: 0.27%

Akron OH Bath and Copley Joint Township Hospital District	5.00	1-1-2031	2,000,000	2,164,440

Allen County OH Hospital Facilities Revenue Bonds Series B	5.00	8-1-2047	2,500,000	2,735,075

Hamilton County OH Healthcare Series 2017	3.00	1-1-2022	690,000	682,783

				5,582,298

Resource Recovery Revenue: 0.24%

Ohio Air Quality Development Authority Ohio Valley Electric Corporation Series E	5.63	10-1-2019	4,850,000	4,920,471

				12,591,768

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Strategic Municipal Bond Fund	23

Security name	Interest rate	Maturity date	Principal	Value

Oklahoma: 0.21%

Tax Revenue: 0.21%

Tulsa OK Public Facilities Authority Capital Improvements	4.00%	10-1-2027	$4,050,000	$4,433,373

Other: 0.05%

Miscellaneous Revenue: 0.05%

Public Housing Capital Fund Trust II (HUD Insured) 144A	4.50	7-1-2022	1,103,180	1,103,180

Pennsylvania: 5.15%

Education Revenue: 0.70%

Chester County PA IDA Avon Grove Charter School Project Series 2017A	4.00	12-15-2027	2,110,000	2,094,281

Chester County PA IDA Collegium Charter School Project Series A	3.70	10-15-2022	1,150,000	1,134,958

Montgomery County PA HEFAR Arcadia University	5.00	4-1-2022	1,575,000	1,687,754

Montgomery County PA HEFAR Arcadia University	5.00	4-1-2023	1,605,000	1,745,309

Philadelphia PA IDA Charter School Project A	4.50	8-1-2026	3,365,000	3,397,169

Philadelphia PA IDA Charter School Project Series 2016B	4.88	8-1-2026	2,190,000	2,207,170

Philadelphia PA IDA Tacony Academy Christian School Project Series A-1	6.25	6-15-2023	630,000	670,339

Philadelphia PA IDA University of the Arts Series 2017 144A	5.00	3-15-2019	325,000	325,770

Philadelphia PA IDA University of the Arts Series 2017 144A	5.00	3-15-2021	1,205,000	1,230,064

				14,492,814

GO Revenue: 1.61%

Allegheny County PA Penn Hills Schools District Series 2015 (Build America Mutual Assurance Company Insured)	5.00	11-15-2022	340,000	373,238

Allegheny County PA Penn Hills Schools District Series 2015 (Build America Mutual Assurance Company Insured)	5.00	11-15-2023	1,025,000	1,141,707

Bristol Township PA School District	5.25	6-1-2031	6,990,000	7,717,170

Philadelphia PA School District Series B	3.13	9-1-2020	200,000	203,030

Philadelphia PA School District Series D	5.00	9-1-2021	2,000,000	2,143,920

Philadelphia PA School District Series D	5.00	9-1-2022	3,565,000	3,893,123

Philadelphia PA School District Series E	5.25	9-1-2022	1,525,000	1,594,799

Philadelphia PA School District Series E	5.25	9-1-2023	5,770,000	6,029,304

Philadelphia PA School District Series F	5.00	9-1-2022	5,000,000	5,460,200

Scranton PA School District Series A	5.00	6-1-2024	750,000	821,250

Scranton PA School District Series A	5.00	6-1-2025	1,000,000	1,103,560

Scranton PA School District Series B (National Insured)	5.00	6-1-2024	665,000	728,175

Scranton PA School District Series B (National Insured)	5.00	6-1-2025	710,000	785,693

Scranton PA Series 2017 144A	5.00	9-1-2023	1,355,000	1,456,733

				33,451,902

Health Revenue: 0.75%

Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (SIFMA Municipal Swap +1.50%) ±	3.21	11-1-2039	8,850,000	8,984,874

Fulton County PA IDA Medical Center Project	2.40	7-1-2020	1,600,000	1,583,456

Montgomery County PA Higher Education and Thomas Jefferson University (SIFMA Municipal Swap +0.72%) ±	2.43	9-1-2051	3,500,000	3,498,740

Quakertown PA Health Facilities Authority Series A	3.13	7-1-2021	1,500,000	1,472,625

				15,539,695

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Industrial Development Revenue: 0.90%

Montgomery County PA IDA Peco Energy Company Project Series A	2.60%	3-1-2034	$8,500,000	$8,466,935

Montgomery County PA IDA Peco Energy Company Project Series B	2.55	6-1-2029	10,340,000	10,305,775

				18,772,710

Miscellaneous Revenue: 0.22%

Pennsylvania Public School Building Authority	5.00	4-1-2019	4,650,000	4,682,504

Transportation Revenue: 0.49%

Pennsylvania Turnpike Commission Series B (SIFMA Municipal Swap +1.27%) ±	2.98	12-1-2020	10,000,000	10,111,000

Water & Sewer Revenue: 0.48%

Pittsburgh PA Water & Sewer Authority Series C (1 Month LIBOR +0.64%) (AGM Insured) ±	2.33	9-1-2040	10,000,000	10,002,600

				107,053,225

Rhode Island: 0.10%

Housing Revenue: 0.00%

Rhode Island Housing & Mortgage Finance	6.50	4-1-2027	15,000	15,071

Miscellaneous Revenue: 0.10%

Providence RI RDA Series A	5.00	4-1-2022	1,940,000	2,083,269

				2,098,340

South Carolina: 0.67%

Education Revenue: 0.15%

South Carolina Jobs EDA East Point Academy Project Series A 144A	2.25	5-1-2019	2,500,000	2,493,425

South Carolina Jobs EDA York Preparatory Academy Project Series A	5.75	11-1-2023	710,000	728,687

				3,222,112

Miscellaneous Revenue: 0.26%

Lee County SC School Facilities Incorporated (AGM Insured)	2.00	6-1-2020	185,000	184,691

Lee County SC School Facilities Incorporated (AGM Insured)	4.00	12-1-2019	560,000	569,542

Lee County SC School Facilities Incorporated (AGM Insured)	4.00	12-1-2020	375,000	387,986

South Carolina Transportation Infrastructure Refunding Bonds Series A	5.00	10-1-2032	4,025,000	4,293,468

				5,435,687

Resource Recovery Revenue: 0.16%

South Carolina Jobs EDA Solid Waste Disposal RePower South Berkeley LLC 144A	5.25	2-1-2027	3,310,000	3,239,596

Utilities Revenue: 0.10%

Patriots Energy Group Financing Agency South Carolina Series A	4.00	10-1-2048	1,895,000	2,001,897

				13,899,292

South Dakota: 0.05%

Health Revenue: 0.05%

South Dakota HEFA	4.50	9-1-2019	990,000	1,007,800

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Strategic Municipal Bond Fund	25

Security name	Interest rate	Maturity date	Principal	Value

Tennessee: 0.71%

Utilities Revenue: 0.71%

Tennessee Energy Acquisition Corporation Gas Project	4.00%	11-1-2049	$2,000,000	$2,097,360

Tennessee Energy Acquisition Corporation Series A	4.00	5-1-2048	11,140,000	11,574,794

Tennessee Energy Acquisition Corporation Series B	5.63	9-1-2026	925,000	1,063,417

				14,735,571

Texas: 13.81%

Airport Revenue: 1.99%

Dallas Fort Worth TX International Airport AMT Series E	5.00	11-1-2032	1,970,000	2,045,195

Dallas Fort Worth TX International Airport Improvement Bonds AMT Series H	5.00	11-1-2032	9,175,000	9,673,661

Dallas Fort Worth TX International Airport Improvement Bonds AMT Series H	5.00	11-1-2037	22,000,000	23,043,240

Dallas Fort Worth TX International Airport Refunding Bonds AMT Series A	5.00	11-1-2032	3,375,000	3,657,184

Houston TX Airport System Subordinate Refunding Bonds AMT Series A	5.00	7-1-2031	2,750,000	2,948,165

				41,367,445

Education Revenue: 2.05%

Arlington TX Higher Education Finance Corporate Education Series A	4.00	6-15-2026	695,000	684,860

Austin TX Community College District Series A	4.00	2-1-2023	320,000	342,342

Clifton TX Higher Education Finance Corporation International Leadership Series 2015A	4.63	8-15-2025	8,905,000	8,882,025

Clifton TX Higher Education Finance Corporation Uplift Education Series 2018D	5.00	8-15-2025	6,565,000	6,800,093

Clifton TX Higher Education Finance Corporation Uplift Education Series A	4.00	12-1-2025	3,245,000	3,313,437

New Hope TX Cultural Education Facilities Finance Corporation Jubilee Academic Center 144A	3.38	8-15-2021	1,580,000	1,560,282

Newark TX Higher Educational Finance Corporation Charter Schools Incorporated Series 2015 A 144A	4.63	8-15-2025	1,485,000	1,532,327

North Texas Higher Education Authority Incorporated Student Loan Series 2 Class A (3 Month LIBOR +1.00%) ±	3.40	4-1-2037	1,455,000	1,467,906

Texas PFA Southern University Financing System (Build America Mutual Assurance Company Insured)	5.00	11-1-2020	1,715,000	1,797,046

Texas PFA Southern University Financing System (Build America Mutual Assurance Company Insured)	5.00	11-1-2021	1,275,000	1,367,234

University of Texas Board of Regents Series 2017C	5.00	8-15-2025	4,750,000	5,577,450

University of Texas Board of Regents Series 2017C	5.00	8-15-2026	7,780,000	9,275,705

				42,600,707

GO Revenue: 6.89%

Brownsville TX Independent School District Series 2017	4.00	8-15-2021	9,555,000	10,044,694

Dallas TX GO Refunding & Improvement Bond Series 2017	5.00	2-15-2023	7,105,000	7,913,336

Denton TX Independent School District Refunding Bonds Series B	5.00	8-15-2032	5,000,000	5,485,850

Houston TX Public Improvement Refunding Bonds Series A	4.00	3-1-2031	10,110,000	10,639,259

Houston TX Public Improvement Refunding Bonds Series A	5.00	3-1-2020	11,000,000	11,402,380

Houston TX Public Improvement Refunding Bonds Series A	5.00	3-1-2024	3,400,000	3,876,238

Katy TX Independent School District Series 2016A	5.00	2-15-2023	1,415,000	1,578,362

Leander TX Independent School District CAB Bonds Series 2014C (z)	4.18	8-15-2035	2,975,000	1,500,828

Northside TX Independent School District Building Bonds Series 2018	2.75	8-1-2048	11,275,000	11,508,956

Pearland TX Permanent Improvement Series 2015	5.00	3-1-2021	1,000,000	1,063,550

Texas Anticipation Notes Series 2018	4.00	8-29-2019	16,810,000	17,050,551

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

GO Revenue (continued)

Texas Transportation Commission Mobility Fund Refunding Bonds Series A	5.00%	10-1-2030	$40,760,000	$46,273,175

Texas Transportation Commission Mobility Fund Series B (SIFMA Municipal Swap +0.30%) ±	2.01	10-1-2041	15,000,000	14,959,950

				143,297,129

Health Revenue: 0.60%

Mesquite TX Health Facilities Development Corporation Christian Care Centers Incorporated Project Series 2016	1.95	2-15-2019	500,000	499,145

Mesquite TX Health Facilities Development Corporation Christian Care Centers Incorporated Project Series 2016	5.00	2-15-2020	810,000	822,361

Mesquite TX Health Facilities Development Corporation Christian Care Centers Incorporated Project Series 2016	5.00	2-15-2021	560,000	573,866

New Hope TX Cultural Education Facilities Finance Corporation Hospital Series 2017A	5.00	8-15-2024	1,000,000	1,144,880

New Hope TX Cultural Education Facilities Finance Corporation Hospital Series 2017A	5.00	8-15-2026	2,000,000	2,352,340

New Hope TX Cultural Education Facilities Finance Corporation Presbyterian Village North Project	5.00	10-1-2019	405,000	410,123

New Hope TX Cultural Education Facilities Finance Corporation Presbyterian Village North Project	5.00	10-1-2020	680,000	698,360

New Hope TX Cultural Education Facilities Finance Corporation Presbyterian Village North Project	5.00	10-1-2023	1,570,000	1,644,057

Tarrant County TX Cultural Education Facilities Finance Corporation Buckner Senior Living-Ventana Project	3.88	11-15-2022	4,315,000	4,263,738

				12,408,870

Housing Revenue: 0.43%

New Hope TX Cultural Education Facilities Finance Corporation Student Housing Project Series A	3.25	8-1-2019	5,000,000	4,990,900

New Hope TX Cultural Education Facilities Finance Corporation Student Housing Tarleton State University Project	5.38	4-1-2028	1,845,000	1,963,006

Texas New Hope ECFA Collegiate Housing Tarleton State University Series A	4.00	4-1-2020	185,000	187,486

Texas New Hope ECFA Collegiate Housing Tarleton State University Series A	4.00	4-1-2021	310,000	316,600

Texas New Hope ECFA Collegiate Housing Tarleton State University Series A	4.00	4-1-2022	870,000	892,872

Texas New Hope ECFA Collegiate Housing Tarleton State University Series A	5.00	4-1-2025	480,000	520,046

				8,870,910

Industrial Development Revenue: 0.08%

Austin Convention Enterprises Incorporated Series 2017B	5.00	1-1-2019	600,000	600,000

Austin Convention Enterprises Incorporated Series 2017B	5.00	1-1-2020	500,000	514,345

Austin Convention Enterprises Incorporated Series 2017B	5.00	1-1-2021	500,000	526,670

				1,641,015

Miscellaneous Revenue: 0.11%

Wood Glen TX Housing Finance Corporation Mortgage Copperwood Project Series A (National/FHA Insured)	7.65	7-1-2022	2,125,000	2,369,014

Resource Recovery Revenue: 0.20%

Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series B ø	2.05	4-1-2040	4,100,000	4,100,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Strategic Municipal Bond Fund	27

Security name	Interest rate	Maturity date	Principal	Value

Transportation Revenue: 0.32%

Central Texas Regional Mobility Authority Senior Lien Series A	5.00%	1-1-2021	$1,000,000	$1,050,340

Central Texas Regional Mobility Authority Senior Lien Series A	5.00	1-1-2023	500,000	546,440

North Texas Tollway Authority System Refunding Bonds Series C (SIFMA Municipal Swap +0.67%) ±	2.38	1-1-2038	3,850,000	3,849,615

Texas Private Activity Bond Surface Transportation Corporation	7.00	6-30-2040	1,250,000	1,327,500

				6,773,895

Utilities Revenue: 0.29%

San Antonio TX Electric & Gas Systems Junior Lien Refunding Bond	2.75	2-1-2048	6,000,000	6,084,600

Water & Sewer Revenue: 0.85%

Dallas TX Waterworks Refunding Bonds Series A	5.00	10-1-2029	15,000,000	17,601,900

				287,115,485

Utah: 0.65%

Airport Revenue: 0.20%

Salt Lake City UT Airport Revenue Bonds AMT Series 2018A	5.00	7-1-2029	1,000,000	1,168,680

Salt Lake City UT Airport Revenue Bonds AMT Series 2018A	5.00	7-1-2031	2,500,000	2,883,650

				4,052,330

Education Revenue: 0.07%

Utah Charter School Finance Authority Ronald Wilson Reagan Academy Project Series A 144A	3.50	2-15-2026	1,565,000	1,490,459

Health Revenue: 0.35%

Utah County UT IHC Health Services Series D (U.S. Bank NA SPA) ø	1.70	5-15-2049	7,275,000	7,275,000

Miscellaneous Revenue: 0.03%

Utah Infrastructure Agency Telecommunications Series 2017	2.00	10-15-2019	625,000	622,050

				13,439,839

Vermont: 0.55%

Education Revenue: 0.55%

Vermont Student Assistance Corporation Series A	5.00	6-15-2021	1,800,000	1,902,744

Vermont Student Assistance Corporation Series A	5.00	6-15-2022	550,000	589,336

Vermont Student Assistance Corporation Series A	5.00	6-15-2023	1,200,000	1,312,872

Vermont Student Assistance Corporation Series B Class B (1 Month LIBOR +1.00%) ±	3.35	6-2-2042	7,757,516	7,719,737

				11,524,689

Virginia: 0.99%

Health Revenue: 0.07%

Prince William County VA IDA Westminster at Lake Ridge Series 2016	2.00	1-1-2019	600,000	600,000

Prince William County VA IDA Westminster at Lake Ridge Series 2016	2.25	1-1-2020	910,000	904,504

				1,504,504

Utilities Revenue: 0.92%

Louisa VA Electric and Power IDA Series 2008B	2.15	11-1-2035	19,050,000	19,000,280

				20,504,784

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Washington: 1.23%

Airport Revenue: 0.06%

Port of Seattle WA Intermediate Lien Revenue Bonds AMT Series 2018A	5.00%	5-1-2036	$1,210,000	$1,357,729

Health Revenue: 0.83%

Washington HCFR Catholic Health Initiatives Series B (SIFMA Municipal Swap +1.40%) ±	3.11	1-1-2035	11,000,000	11,186,120

Washington Health Care Facilities Authority Fred Hutchinson Cancer Research (1 Month LIBOR +1.10%) ±	2.78	1-1-2042	6,050,000	6,103,966

				17,290,086

Housing Revenue: 0.22%

Seattle WA Housing Authority Newholly Phase I Series B	1.25	4-1-2019	4,505,000	4,493,242

Resource Recovery Revenue: 0.12%

Washington State EDFA Waste Management 144A	2.13	6-1-2020	2,500,000	2,483,975

				25,625,032

West Virginia: 0.32%

Tax Revenue: 0.06%

Monongalia County WV Commission Special District University Town Center Series A 144A	4.50	6-1-2027	1,250,000	1,231,038

Utilities Revenue: 0.26%

West Virginia Economic Development Authority Solid Waste Disposal Facilities Wheeling Power Company Mitchell Project Refunding Bond Series A øø	3.00	6-1-2037	5,450,000	5,414,848

				6,645,886

Wisconsin: 5.20%

Airport Revenue: 0.11%

Wisconsin PFA Airport Series C	5.00	7-1-2022	2,090,000	2,220,521

Education Revenue: 0.33%

Corvian County WI Community School Revenue 144A	4.25	6-15-2029	1,085,000	1,086,020

Milwaukee WI RDA Milwaukee School of Engineering Project (AGM Insured)	4.10	4-1-2032	1,000,000	1,030,600

Milwaukee WI RDA Science Education Consortium Incorporated Project Series A	4.75	8-1-2023	1,015,000	1,050,200

Pine Lake WI PFA Preparatory Series 2015 144A	4.35	3-1-2025	2,420,000	2,452,525

Wisconsin PFA Roseman University of Health Sciences Project Series 2012	5.00	4-1-2022	1,195,000	1,245,214

				6,864,559

GO Revenue: 1.55%

Eau Claire WI Area School District Refunding Bonds	5.00	4-1-2022	1,245,000	1,358,034

Eau Claire WI Area School District Refunding Bonds	5.00	4-1-2023	1,860,000	2,075,481

Eau Claire WI Area School District Refunding Bonds	5.00	4-1-2024	1,000,000	1,137,410

Wisconsin State Series A	4.00	5-1-2030	12,720,000	13,329,415

Wisconsin State Series B	5.00	5-1-2031	12,230,000	14,238,533

				32,138,873

Health Revenue: 1.06%

Public Finance Authority Senior Living Marylhurst Project Series 2017B 144A	3.00	11-15-2022	2,200,000	2,200,154

Wisconsin HEFA Bellin Memorial Hospital Series 2015	3.00	12-1-2020	745,000	757,345

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Strategic Municipal Bond Fund	29

Security name	Interest rate	Maturity date	Principal	Value

Health Revenue (continued)

Wisconsin HEFA Bellin Memorial Hospital Series 2015	5.00%	12-1-2022	$755,000	$832,304

Wisconsin HEFA Health Care Series 2010A	5.00	6-1-2030	14,330,000	14,947,480

Wisconsin PFA Bancroft Neurohealth Project Series A 144A	4.00	6-1-2019	1,270,000	1,276,033

Wisconsin PFA Bancroft Neurohealth Project Series A 144A	4.00	6-1-2020	635,000	642,639

Wisconsin PFA Bancroft Neurohealth Project Series A 144A	4.00	6-1-2021	1,370,000	1,389,481

				22,045,436

Housing Revenue: 0.08%

Wisconsin Housing & EDA President House Project (Associated Trust Company NA LOC) ø	1.81	8-1-2046	1,585,000	1,585,000

Miscellaneous Revenue: 0.26%

Monona WI Anticipation Notes Series D	3.63	9-1-2022	1,925,000	1,960,882

Wisconsin State Series 2	5.00	11-1-2029	3,000,000	3,514,590

				5,475,472

Tax Revenue: 1.24%

Wisconsin State General Fund Annual Appropriations Series A %%	5.00	5-1-2028	11,775,000	13,996,118

Wisconsin State General Fund Annual Appropriations Series A %%	5.00	5-1-2029	10,000,000	11,845,300

				25,841,418

Water & Sewer Revenue: 0.57%

Wisconsin Clean Water Refunding Bonds Series 2012	5.00	6-1-2023	310,000	349,072

Wisconsin Clean Water Refunding Bonds Series 2013	5.00	6-1-2024	2,285,000	2,578,166

Wisconsin Clean Water Refunding Bonds Series 2015	5.00	6-1-2023	3,355,000	3,777,864

Wisconsin Clean Water Refunding Bonds Series 2015	5.00	6-1-2025	3,045,000	3,501,111

Wisconsin Clean Water Refunding Bonds Series 2015	5.00	6-1-2026	1,525,000	1,753,430

				11,959,643

				108,130,922

Total Municipal Obligations (Cost $2,023,556,203)				2,037,586,023

Other: 0.48%

Nuveen California AMT-Free Quality Municipal Income Fund Preferred Shares Series A 144A§øø	2.01	10-1-2047	10,000,000	10,000,000

Total Other (Cost $10,000,000)				10,000,000

	Yield		Shares
Short-Term Investments: 1.37%

Investment Companies: 1.31%

Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u) ##	1.65		27,266,449	27,277,355

			Principal
U.S. Treasury Securities: 0.06%

U.S. Treasury Bill (z)	2.32	3-14-2019	$1,215,000	1,209,181

Total Short-Term Investments (Cost $28,486,664)				28,486,536

Total investments in securities (Cost $2,062,042,867)	99.85%	2,076,072,559

Other assets and liabilities, net	0.15	3,215,985

Total net assets	100.00%	$2,079,288,544

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments—December 31, 2018 (unaudited)

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

(z)	Zero coupon security. The rate represents the purchase yield to maturity.

(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.

%%	The security is issued on a when-issued basis.

##	All or a portion of this security is segregated for when-issued securities.

§	The security is subject to a demand feature which reduces the effective maturity.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

AGC	Assured Guaranty Corporation

AGM	Assured Guaranty Municipal

Ambac	Ambac Financial Group Incorporated

AMT	Alternative minimum tax

CAB	Capital appreciation bond

CDA	Community Development Authority

ECFA	Educational & Cultural Facilities Authority

EDA	Economic Development Authority

EDFA	Economic Development Finance Authority

FGIC	Financial Guaranty Insurance Corporation

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General obligation

HCFR	Healthcare facilities revenue

HEFA	Health & Educational Facilities Authority

HEFAR	Higher Education Facilities Authority Revenue

HFA	Housing Finance Authority

HFFA	Health Facilities Financing Authority

HUD	Department of Housing and Urban Development

IDA	Industrial Development Authority

LIBOR	London Interbank Offered Rate

LIQ	Liquidity agreement

LOC	Letter of credit

National	National Public Finance Guarantee Corporation

PCFA	Pollution Control Financing Authority

PCR	Pollution control revenue

PFA	Public Finance Authority

RDA	Redevelopment Authority

SPA	Standby purchase agreement

TTFA	Transportation Trust Fund Authority

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Strategic Municipal Bond Fund	31

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	10,804,761	299,033,769	282,572,081	27,266,449	$(11,589)	$0	$99,196	$27,277,355	1.31%

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Strategic Municipal Bond Fund	Statement of assets and liabilities—December 31, 2018 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $2,034,765,512)	$2,048,795,204
Investments in affiliated securities, at value (cost $27,277,355)	27,277,355
Receivable for investments sold	3,853,388
Receivable for Fund shares sold	17,337,965
Receivable for interest	19,885,095

Total assets	2,117,149,007

Liabilities
Payable for investments purchased	28,046,071
Payable for Fund shares redeemed	5,402,303
Due to custodian bank	2,454,739
Dividends payable	662,010
Management fee payable	643,926
Administration fees payable	184,242
Distribution fee payable	71,573
Trustees’ fees and expenses payable	602
Accrued expenses and other liabilities	394,997

Total liabilities	37,860,463

Total net assets	$2,079,288,544

NET ASSETS CONSIST OF
Paid-in capital	$2,067,156,816
Total distributable earnings	12,131,728

Total net assets	$2,079,288,544

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$467,218,037
Shares outstanding – Class A1	52,154,493
Net asset value per share – Class A	$8.96
Maximum offering price per share – Class A2	$9.33
Net assets – Class C	$108,529,220
Shares outstanding – Class C1	12,072,960
Net asset value per share – Class C	$8.99
Net assets – Class R6	$10,580,169
Shares outstanding – Class R6[1]	1,180,670
Net asset value per share – Class R6	$8.96
Net assets – Administrator Class	$159,758,888
Shares outstanding – Administrator Class[1]	17,843,316
Net asset value per share – Administrator Class	$8.95
Net assets – Institutional Class	$1,333,202,230
Shares outstanding – Institutional Class[1]	148,860,412
Net asset value per share – Institutional Class	$8.96

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/96 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended December 31, 2018 (unaudited)	Wells Fargo Strategic Municipal Bond Fund	33

Investment income
Interest	$27,927,467
Income from affiliated securities	99,196

Total investment income	28,026,663

Expenses
Management fee	3,745,296
Administration fees
Class A	385,935
Class C	89,862
Class R6	727 [1]
Administrator Class	87,195
Institutional Class	503,265
Shareholder servicing fees
Class A	603,023
Class C	140,410
Administrator Class	217,512
Distribution fee
Class C	421,229
Custody and accounting fees	48,743
Professional fees	31,155
Registration fees	92,246
Shareholder report expenses	51,463
Trustees’ fees and expenses	12,046
Other fees and expenses	20,094

Total expenses	6,450,201
Less: Fee waivers and/or expense reimbursements	(57,880)

Net expenses	6,392,321

Net investment income	21,634,342

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	235,096
Affiliated securities	(11,589)
Futures contracts	2,023,773

Net realized gains on investments	2,247,280
Net change in unrealized gains (losses) on investments	3,713,124

Net realized and unrealized gains (losses) on investments	5,960,404

Net increase in net assets resulting from operations	$27,594,746

[1]	For the period from July, 31, 2018 (commencement of class operations) to December 31, 2018

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Strategic Municipal Bond Fund	Statement of changes in net assets

	Six months ended December 31, 2018 (unaudited)		Year ended June 30, 2018[1]

Operations
Net investment income		$21,634,342		$36,723,411
Net realized gains (losses) on investments		2,247,280		(1,654,315)
Net change in unrealized gains (losses) on investments		3,713,124		4,181,203

Net increase in net assets resulting from operations		27,594,746		39,250,299

Distributions to shareholders from net investment income and net realized gains
Class A		(4,707,661)		(10,041,868)
Class C		(674,601)		(1,478,818)
Class R6		(58,256)[2]		N/A
Administrator Class		(1,801,595)		(4,161,841)
Institutional Class		(14,392,229)		(25,473,493)

Total distributions to shareholders		(21,634,342)		(41,156,020)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	7,338,452	65,487,134	14,183,216	126,858,667
Class C	754,208	6,750,085	1,262,039	11,336,254
Class R6	1,364,831 [2]	12,183,299 [2]	N/A	N/A
Administrator Class	3,967,719	35,405,038	8,016,839	71,728,421
Institutional Class	43,497,069	387,766,007	65,554,521	586,336,407

		507,591,563		796,259,749

Reinvestment of distributions
Class A	481,792	4,295,490	1,025,264	9,170,102
Class C	65,880	589,337	145,058	1,302,030
Administrator Class	196,075	1,746,581	455,559	4,072,557
Institutional Class	1,306,425	11,645,865	2,335,413	20,883,398

		18,277,273		35,428,087

Payment for shares redeemed
Class A	(10,652,828)	(94,994,979)	(21,867,476)	(195,482,366)
Class C	(1,635,800)	(14,634,221)	(3,900,702)	(35,016,106)
Class R6	(184,161)[2]	(1,635,000)[2]	N/A	N/A
Administrator Class	(7,797,523)	(69,446,896)	(8,841,309)	(78,960,801)
Institutional Class	(33,037,731)	(294,368,145)	(46,407,316)	(414,849,938)

		(475,079,241)		(724,309,211)

Net increase in net assets resulting from capital share transactions		50,789,595		107,378,625

Total increase in net assets		56,749,999		105,472,904

Net assets
Beginning of period		2,022,538,545		1,917,065,641

End of period		$2,079,288,544		$2,022,538,545

[1]

Effective for all filings after November 4, 2018, the SEC prospectively eliminated the requirement to parenthetically disclose undistributed net investment income at the end of the period and permitted the aggregation of distributions, with the exception of tax basis returns of capital. Overdistributed net investment income at June 30, 2018 was $260,353. The disaggregated distributions information for the year ended June 30, 2018 is included in Note 8, Distributions to Shareholders, in the notes to the financial statements.

[2]	For the period from July, 31, 2018 (commencement of class operations) to December 31, 2018

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Strategic Municipal Bond Fund	35

(For a share outstanding throughout each period)

	Six months ended December 31, 2018 (unaudited)	Year ended June 30
CLASS A		2018	2017	2016	2015	2014
Net asset value, beginning of period	$8.93	$8.94	$9.06	$8.90	$9.03	$8.87
Net investment income	0.09	0.15	0.13	0.14	0.10	0.17
Net realized and unrealized gains (losses) on investments	0.03	0.01	(0.07)	0.18	(0.05)	0.21

Total from investment operations	0.12	0.16	0.06	0.32	0.05	0.38
Distributions to shareholders from
Net investment income	(0.09)	(0.15)	(0.13)	(0.14)	(0.10)	(0.17)
Net realized gains	0.00	(0.02)	(0.05)	(0.02)	(0.08)	(0.05)

Total distributions to shareholders	(0.09)	(0.17)	(0.18)	(0.16)	(0.18)	(0.22)
Net asset value, end of period	$8.96	$8.93	$8.94	$9.06	$8.90	$9.03
Total return[1]	1.33%	1.82%	0.65%	3.67%	0.56%	4.41%
Ratios to average net assets (annualized)
Gross expenses	0.80%	0.82%	0.81%	0.81%	0.81%	0.83%
Net expenses	0.80%	0.82%	0.81%	0.81%	0.81%	0.82%
Net investment income	1.95%	1.69%	1.45%	1.53%	1.16%	1.91%
Supplemental data
Portfolio turnover rate	12%	33%	31%	53%	39%	51%
Net assets, end of period (000s omitted)	$467,218	$491,128	$550,965	$726,135	$635,610	$656,256

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Strategic Municipal Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2018 (unaudited)	Year ended June 30
CLASS C		2018	2017	2016	2015	2014
Net asset value, beginning of period	$8.96	$8.97	$9.09	$8.94	$9.06	$8.90
Net investment income	0.05	0.08 [1]	0.07	0.07	0.04	0.10
Net realized and unrealized gains (losses) on investments	0.03	0.01	(0.07)	0.17	(0.04)	0.21

Total from investment operations	0.08	0.09	(0.00)	0.24	0.00	0.31
Distributions to shareholders from
Net investment income	(0.05)	(0.08)	(0.07)	(0.07)	(0.04)	(0.10)
Net realized gains	0.00	(0.02)	(0.05)	(0.02)	(0.08)	(0.05)

Total distributions to shareholders	(0.05)	(0.10)	(0.12)	(0.09)	(0.12)	(0.15)
Net asset value, end of period	$8.99	$8.96	$8.97	$9.09	$8.94	$9.06
Total return[2]	0.94%	1.06%	(0.10)%	2.78%	(0.08)%	3.63%
Ratios to average net assets (annualized)
Gross expenses	1.55%	1.57%	1.56%	1.56%	1.56%	1.58%
Net expenses	1.55%	1.57%	1.56%	1.56%	1.56%	1.57%
Net investment income	1.20%	0.94%	0.72%	0.78%	0.40%	1.16%
Supplemental data
Portfolio turnover rate	12%	33%	31%	53%	39%	51%
Net assets, end of period (000s omitted)	$108,529	$115,518	$137,955	$156,560	$152,882	$146,329

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Strategic Municipal Bond Fund	37

(For a share outstanding throughout the period)

CLASS R6	Period ended December 31, 2018 (unaudited)[1]
Net asset value, beginning of period	$8.94
Net investment income	0.09
Net realized and unrealized gains on investments	0.02

Total from investment operations	0.11
Distributions to shareholders from
Net investment income	(0.09)
Net asset value, end of period	$8.96
Total return[2]	1.22%
Ratios to average net assets (annualized)
Gross expenses	0.42%
Net expenses	0.42%
Net investment income	2.40%
Supplemental data
Portfolio turnover rate	12%
Net assets, end of period (000s omitted)	$10,580

[1]	For the period from July, 31, 2018 (commencement of class operations) to December 31, 2018

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

38	Wells Fargo Strategic Municipal Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2018 (unaudited)	Year ended June 30
ADMINISTRATOR CLASS		2018	2017	2016	2015	2014
Net asset value, beginning of period	$8.93	$8.93	$9.06	$8.90	$9.02	$8.87
Net investment income	0.09	0.16	0.14	0.15	0.12	0.18
Net realized and unrealized gains (losses) on investments	0.02	0.02	(0.08)	0.18	(0.04)	0.20

Total from investment operations	0.11	0.18	0.06	0.33	0.08	0.38
Distributions to shareholders from
Net investment income	(0.09)	(0.16)	(0.14)	(0.15)	(0.12)	(0.18)
Net realized gains	0.00	(0.02)	(0.05)	(0.02)	(0.08)	(0.05)

Total distributions to shareholders	(0.09)	(0.18)	(0.19)	(0.17)	(0.20)	(0.23)
Net asset value, end of period	$8.95	$8.93	$8.93	$9.06	$8.90	$9.02
Total return[1]	1.28%	2.07%	0.67%	3.80%	0.80%	4.44%
Ratios to average net assets (annualized)
Gross expenses	0.74%	0.76%	0.75%	0.74%	0.75%	0.77%
Net expenses	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%
Net investment income	2.07%	1.80%	1.51%	1.66%	1.28%	2.05%
Supplemental data
Portfolio turnover rate	12%	33%	31%	53%	39%	51%
Net assets, end of period (000s omitted)	$159,759	$191,723	$195,138	$408,846	$529,945	$516,069

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Strategic Municipal Bond Fund	39

(For a share outstanding throughout each period)

	Six months ended December 31, 2018 (unaudited)	Year ended June 30
INSTITUTIONAL CLASS		2018	2017	2016	2015	2014
Net asset value, beginning of period	$8.93	$8.94	$9.06	$8.90	$9.03	$8.87
Net investment income	0.10	0.18	0.16	0.17	0.13	0.20
Net realized and unrealized gains (losses) on investments	0.03	0.01	(0.07)	0.18	(0.05)	0.21

Total from investment operations	0.13	0.19	0.09	0.35	0.08	0.41
Distributions to shareholders from
Net investment income	(0.10)	(0.18)	(0.16)	(0.17)	(0.13)	(0.20)
Net realized gains	0.00	(0.02)	(0.05)	(0.02)	(0.08)	(0.05)

Total distributions to shareholders	(0.10)	(0.20)	(0.21)	(0.19)	(0.21)	(0.25)
Net asset value, end of period	$8.96	$8.93	$8.94	$9.06	$8.90	$9.03
Total return[1]	1.50%	2.16%	0.99%	4.02%	0.89%	4.77%
Ratios to average net assets (annualized)
Gross expenses	0.47%	0.49%	0.48%	0.48%	0.48%	0.50%
Net expenses	0.47%	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	2.29%	2.05%	1.85%	1.85%	1.49%	2.27%
Supplemental data
Portfolio turnover rate	12%	33%	31%	53%	39%	51%
Net assets, end of period (000s omitted)	$1,333,202	$1,224,170	$1,033,007	$608,995	$319,313	$29,528

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

40	Wells Fargo Strategic Municipal Bond Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Strategic Municipal Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Notes to financial statements (unaudited)	Wells Fargo Strategic Municipal Bond Fund	41

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.

Swap contracts

Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund and a counterparty in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuations in market value are recorded as unrealized gains or losses on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is shown as cash segregated for centrally cleared swaps in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statement of Operations.

Credit default swaps

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).

The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

42	Wells Fargo Strategic Municipal Bond Fund	Notes to financial statements (unaudited)

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of December 31, 2018, the aggregate cost of all investments for federal income tax purposes was $2,062,042,867 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$18,388,572

Gross unrealized losses	(4,358,880)

Net unrealized gains	$14,029,692

As of June 30, 2018, the Fund had current year deferred post-October capital losses consisting of $3,884,893 in net long-term losses which were recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo Strategic Municipal Bond Fund	43

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Municipal obligations	$0	$2,037,586,023	$0	$2,037,586,023

Other	0	10,000,000	0	10,000,000

Short-term investments

Investment companies	27,277,355	0	0	27,277,355

U.S. Treasury securities	1,209,181	0	0	1,209,181

Total assets	$28,486,536	$2,047,586,023	$0	$2,076,072,559

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At December 31, 2018, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.40% and declining to 0.28% as the average daily net assets of the Fund increase. For the six months ended December 31, 2018, the management fee was equivalent to an annual rate of 0.37% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.16%

Class R6	0.03

Administrator Class	0.10

Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund level expenses on a proportionate basis and then from class specific expenses; otherwise, waivers and/or reimbursements are applied against class specific expenses before fund level expenses. Funds Management has committed through October 31, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.82% for Class A shares, 1.57% for Class C shares, 0.43% for Class R6 shares, 0.68% for Administrator Class shares, and 0.48% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

44	Wells Fargo Strategic Municipal Bond Fund	Notes to financial statements (unaudited)

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2018, Funds Distributor received $4,832 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2018.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $284,839,458 and $286,300,000 in interfund purchases and sales, respectively, during the six months ended December 31, 2018.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2018 were $643,489,473 and $221,803,283, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended December 31, 2018, the Fund entered into futures contracts for to take advantage of the differences between municipal and treasury yields and to help manage the duration of the portfolio. The Fund had an average notional amount of $161,058,882 in long futures contracts during the six months ended December 31, 2018.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.

7. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended December 31, 2018, there were no borrowings by the Fund under the agreement.

8. DISTRIBUTIONS TO SHAREHOLDERS

Effective for all filings after November 4, 2018, the Securities and Exchange Commission eliminated the requirement to separately state the components of distributions to shareholders under U.S. generally accepted accounting principles. The amounts of distributions to shareholders for the year ended June 30, 2018 were as follows:

	Net investment income	Net realized gains

Class A	$ 8,770,008	$1,271,860

Class C	1,173,934	304,884

Administrator Class	3,668,568	493,273

Institutional Class	22,770,948	2,702,545

Notes to financial statements (unaudited)	Wells Fargo Strategic Municipal Bond Fund	45

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

46	Wells Fargo Strategic Municipal Bond Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Strategic Municipal Bond Fund	47

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 152 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr.[3] (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson[3] (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

48	Wells Fargo Strategic Municipal Bond Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Michael S. Scofield[4] (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	N/A

Pamela Wheelock (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently the Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Other information (unaudited)	Wells Fargo Strategic Municipal Bond Fund	49

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Alexander Kymn (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 76 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 76 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

[3]	Mr. Harris replaced Ms. Johnson as the Chairman of the Audit Committee effective January 1, 2019.

[4]	Mr. Scofield retired on December 31, 2018.

50	Wells Fargo Strategic Municipal Bond Fund	Appendix A (unaudited)

SALES CHARGE REDUCTIONS AND WAIVERS FOR CERTAIN INTERMEDIARIES

Raymond James & Associates, Inc., Raymond James Financial Services & Raymond James affiliates (“Raymond James”)

Effective on or about March 1, 2019, shareholders purchasing Fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end Sales Load Waivers on Class A shares Available at Raymond James

•	Shares purchased in an investment advisory program.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•

A shareholder in the fund’s Class C shares will have their shares automatically exchanged at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the exchange is in line with the policies and procedures of Raymond James.

CDSC Waivers on Class A and C Shares Available at Raymond James

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

•	Return of excess contributions from an IRA Account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the Fund’s prospectus.

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•	Shares acquired through a right of reinstatement.

Front-end Load Discounts Available at Raymond James: Breakpoints, and/or Rights of Accumulation

•	Breakpoints as described in the Fund’s Prospectus.

•

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker/dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2019 Wells Fargo Funds Management, LLC. All rights reserved.

320452 02-19 SA257/SAR257 12-18

Semi-Annual Report

December 31, 2018

Wells Fargo

Ultra Short-Term Municipal Income Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Ultra Short-Term Municipal Income Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Global trade tensions escalated during the third quarter of 2018.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Ultra Short-Term Municipal Income Fund for the six-month period that ended December 31, 2018. During the reporting period, the U.S. generated encouraging economic and business data that was offset by less positive and more inconsistent data from international markets. Investment returns were generally negative as geopolitical tensions and uncertainty tended to distract investors from more favorable underlying trends.

For the period, U.S. stocks, as measured by the S&P 500 Index,1 fell 6.85% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 declined 10.84%. Based on the MSCI EM Index (Net),3 emerging market stocks lost 8.48%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 gained 1.65% while the Bloomberg Barclays Global Aggregate ex-USD Index5 fell 0.84%. The Bloomberg Barclays Municipal Bond Index6 gained 1.53% while the ICE BofAML U.S. High Yield Index7 declined 2.34%.

Global trade tensions prompted investor concerns.

Global trade tensions escalated during the third quarter of 2018. The U.S. imposed tariffs on a wide range of products manufactured overseas. Foreign governments retaliated with tariffs that punished U.S. commodity producers and product manufacturers. Investors wondered about next steps as divergence in global economic policies and growth prospects widened.

During the summer months, the U.S. economy strengthened. Revised second-quarter gross domestic product (GDP) growth data released in August showed the U.S. economy growing at a 4.2% rate. The unemployment rate in the U.S. was 3.7% by the end of September, according to the U.S. Department of Labor. Wages showed more consistent growth, and consumer confidence remained strong. Several U.S. equity market indices reached records during August, with the S&P 500 Index gaining 7.71% for the three-month period that ended September 30, 2018. In contrast, the MSCI ACWI ex USA Index (Net) gained 0.71% while the MSCI EM Index (Net) declined 1.09% during the same three-month period.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2018. ICE Data Indices, LLC. All rights reserved.

Letter to shareholders (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund	3

Economic signals overseas were mixed as the third quarter ended and the fourth quarter began. In particular, signs of slowing economic growth in China created uncertainty for investors. Amid rising trade tensions, the People’s Bank of China cut reserve requirement ratios and accelerated infrastructure spending and tax cuts for business enterprises and individuals. Nevertheless, a strengthening U.S. dollar and trade tensions remained headwinds for investors overseas.

Equity markets were volatile during the fourth quarter.

Negative stock market performance during October and December bracketed a mildly positive November, as measured by the S&P 500 Index and the MSCI ACWI ex USA Index (Net). As interest rates and bond yields gained during October, stock markets struggled. Readings on consumer sentiment and business spending were mixed. Markets rebounded in November. The U.S. and China agreed to halt further increases in tariffs and engage in additional negotiations. While November returns were positive, the loss for the full fourth quarter was substantial for equity investors globally, with the S&P down 13.52% and the MSCI ACWI ex USA Index (Net) down 11.46%. December’s S&P 500 Index performance was the lowest since 1931. Globally, fixed income investments fared better than stocks during the last two months of the year as conflicting signals unsettled investors’ outlooks.

Equity investors confronted a number of changing conditions. In November’s mid-term elections, control of the U.S. House of Representatives shifted from Republicans to Democrats, presaging potential partisan disputes. Progress on Brexit negotiations stalled in the UK. In China, the value of the yuan declined to low levels last seen in 2008. Oil prices continued to fall. The Fed increased the federal funds rate by 25 bps to a target range of between 2.25% and 2.50% in December 2018. A late-December dispute over spending and immigration policy resulted in a partial U.S. government shutdown that continued through the end of the period.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Economic signals overseas were mixed as the third quarter ended and the fourth quarter began.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

4	Wells Fargo Ultra Short-Term Municipal Income Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Wendy Casetta

Lyle J. Fitterer, CFA®‡, CPA

Bruce R. Johns

Average annual total returns (%) as of December 31, 2018

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (SMAVX)	10-2-2000	-0.88	0.03	0.93	1.14	0.43	1.14	0.77	0.67

Class C (WFUSX)	3-31-2008	-0.61	-0.31	0.37	0.39	-0.31	0.37	1.52	1.42

Class R6[3]	7-31-2018	–	–	–	1.46	0.74	1.44	0.39	0.32

Administrator Class (WUSMX)[4]	7-30-2010	–	–	–	1.21	0.50	1.21	0.71	0.60

Institutional Class (SMAIX)	7-31-2000	–	–	–	1.44	0.73	1.44	0.44	0.37

Ultra Short-Term Municipal Blended Index[5]	–	–	–	–	1.55	0.64	0.73	–	–

Bloomberg Barclays 1-Year Municipal Bond Index[6]	–	–	–	–	1.74	0.83	1.20	–	–

iMoneyNet Tax-Free National Institutional Money Market Funds Average[7]	–	–	–	–	1.36	0.44	0.26	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to high-yield securities risk and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund	5

Effective maturity distribution as of December 31, 2018[8]

Credit quality as of December 31, 2018[9]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has contractually committed through October 31, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance shown for Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns for Class R6 shares would be higher.

[4]

Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Administrator Class shares.

[5]

Source: Wells Fargo Funds Management LLC. The Ultra Short-Term Municipal Blended Index is weighted 50% in the Bloomberg Barclays 1-Year Municipal Bond Index and 50% in the iMoneyNet Tax-Free National Institutional Money Market Funds Average. You cannot invest directly in an index.

[6]

The Bloomberg Barclays 1-Year Municipal Bond Index is the one-year component of the Bloomberg Barclays Municipal Bond Index, which is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]	iMoneyNet Tax-Free National Institutional Money Market Funds Average is the return of an unmanaged group of money market funds. You cannot invest directly in this average.

[8]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[9]

The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/ or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

6	Wells Fargo Ultra Short-Term Municipal Income Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2018 to December 31, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2018	Ending account value 12-31-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A

Actual	$1,000.00	$1,006.14	$3.39	0.67%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.83	$3.41	0.67%
Class C

Actual	$1,000.00	$1,001.30	$7.16	1.42%

Hypothetical (5% return before expenses)	$1,000.00	$1,018.05	$7.22	1.42%
Class R6

Actual	$1,000.00	$1,007.88	$1.62	0.32%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.59	$1.63	0.32%
Administrator Class

Actual	$1,000.00	$1,006.49	$3.03	0.60%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%
Institutional Class

Actual	$1,000.00	$1,007.66	$1.87	0.37%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.89	0.37%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 98.51%

Alabama: 2.62%

GO Revenue: 0.09%

Jefferson County AL Series A	4.90%	4-1-2021	$2,595,000	$2,650,974

Health Revenue: 0.64%

Alabama Health Care Authority for Baptist Health Series B (AGC Insured) (m)	2.15	11-15-2037	5,225,000	5,225,000

Alabama Health Care Authority for Baptist Health Series B ø	2.44	11-1-2042	13,295,000	13,295,000

				18,520,000

Utilities Revenue: 1.89%

Alabama Black Belt Energy Gas District Series A (Royal Bank of Canada LIQ)	4.00	7-1-2046	18,635,000	19,214,176

Alabama Black Belt Energy Gas District Series A (Royal Bank of Canada LIQ)	4.00	8-1-2047	4,280,000	4,452,741

Chatom AL Industrial Development Board Alabama Electric Series A (National Rural Utilities Cooperative Finance SPA) ø	1.65	8-1-2037	6,820,000	6,818,295

Tender Option Bond Trust Receipts/Floater Certificates Series 2016-XM0184 (Morgan Stanley Bank LIQ) 144Aø	2.11	9-1-2046	24,555,000	24,555,000

				55,040,212

				76,211,186

Alaska: 0.07%

Health Revenue: 0.07%

Alaska IDA Loan Anticipation YKHC Project	3.50	12-1-2020	2,000,000	2,015,000

Arizona: 2.12%

Education Revenue: 0.09%

Phoenix AZ IDA BASIS Schools Incorporated Project Series A 144A	3.00	7-1-2020	1,535,000	1,520,617

Pima County AZ IDA Charter Schools Refunding Bond Project Series Q	4.00	7-1-2019	945,000	951,643

				2,472,260

GO Revenue: 0.10%

Maricopa County AZ Gilbert Unified School District #41 (Build America Mutual Assurance Company Insured)	3.00	7-1-2019	3,005,000	3,022,970

Health Revenue: 1.48%

Maricopa County AZ IDA Series A	5.00	1-1-2048	3,910,000	4,309,055

Scottsdale AZ IDA Healthcare Series F (AGM Insured) (m)	1.48	9-1-2045	38,575,000	38,575,000

				42,884,055

Industrial Development Revenue: 0.45%

Chandler AZ IDA Intel Corporation Project	2.70	12-1-2037	3,200,000	3,209,632

Phoenix AZ IDA Various Republic Services Incorporated Projects	2.15	12-1-2035	10,000,000	9,997,700

				13,207,332

				61,586,617

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Arkansas: 0.26%

Housing Revenue: 0.26%

Arkansas Development Finance Authority Pine Bluff Conversion Project	1.69%	11-1-2021	$7,430,000	$7,413,505

California: 8.79%

Airport Revenue: 1.72%

California Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XF0712 (Bank of America NA LOC, Bank of America NA LIQ) 144Aø	1.83	5-1-2043	25,000,000	25,000,000

California Tender Option Bond Trust Receipts/Floater Certificates San Francisco & County Airport Commission (Morgan Stanley Bank LIQ) 144Aø	2.01	5-1-2048	10,000,000	10,000,000

California Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XG0175 (Morgan Stanley Bank LIQ) 144Aø	1.91	5-1-2042	15,000,000	15,000,000

				50,000,000

GO Revenue: 1.55%

California Refunding Bond Series A (SIFMA Municipal Swap +0.25%) ±	1.96	5-1-2033	21,505,000	21,451,883

California Series B (SIFMA Municipal Swap +0.38%) ±	2.09	12-1-2027	6,730,000	6,728,519

California Series D (SIFMA Municipal Swap +0.29%) ±	2.00	12-1-2028	16,910,000	16,902,898

				45,083,300

Health Revenue: 3.43%

California Statewide CDA Health Facilities Catholic Series D (AGM Insured) (m)	2.01	7-1-2041	20,050,000	20,050,000

California Statewide CDA Health Facilities Catholic Series E (AGM Insured) (m)	2.10	7-1-2040	22,200,000	22,200,000

California Statewide CDA Health Facilities Catholic Series F (AGM Insured) (m)	2.04	7-1-2040	18,825,000	18,825,000

California Tender Option Bond Trust Receipts/Floater Certificates Series 2017-013 (Barclays Bank plc LOC, Barclays Bank plc LIQ) 144Aø	1.83	8-15-2051	8,710,000	8,710,000

California Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XG0175 (Bank of America NA LIQ) 144Aø	1.84	3-1-2039	5,300,000	5,300,000

Palomar CA Pomerado Health Care District Certificate of Participation Series A (AGM Insured) (m)	2.59	11-1-2036	11,025,000	11,025,000

Palomar CA Pomerado Health Care District Certificate of Participation Series B (AGM Insured) (m)	2.59	11-1-2036	11,075,000	11,075,000

Palomar CA Pomerado Health Care District Certificate of Participation Series C (AGM Insured) (m)	2.58	11-1-2036	2,500,000	2,500,000

				99,685,000

Housing Revenue: 0.31%

California Development Authority for Westgate Pasadena Apartments LP Project Series B ø	2.14	4-1-2042	9,000,000	9,000,000

Miscellaneous Revenue: 1.06%

California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series A-2 (3 Month LIBOR +0.37%) ±	2.29	4-1-2038	25,640,000	25,684,870

California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series B2 (1 Month LIBOR +0.20%) ±	1.84	10-1-2047	5,000,000	4,991,750

				30,676,620

Transportation Revenue: 0.39%

California Tender Option Bond Trust Receipts/Floater Certificates Series 2017-BAML01 (Bank of America NA LIQ) 144Aø	1.76	4-1-2047	11,445,000	11,445,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Water & Sewer Revenue: 0.33%

Tender Option Bond Trust Receipts for Semitropic CA Improvement District Water Storage Series A (JPMorgan Chase & Company LIQ) 144Aø	1.86%	12-1-2019	$9,595,000	$9,595,000

				255,484,920

Colorado: 1.05%

Airport Revenue: 0.44%

Denver CO City & County Airport Subordinate Bond Series F-2 (AGC Insured) (m)	2.10	11-15-2025	2,700,000	2,700,000

Tender Option Bond Trust (Morgan Stanley Bank LIQ) 144Aø	2.01	12-1-2036	10,000,000	10,000,000

				12,700,000

Education Revenue: 0.10%

Colorado RBC Municipal Products Incorporated Trust Series 2018-E123 (Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144Aø	1.74	4-1-2020	3,000,000	3,000,000

Health Revenue: 0.37%

Colorado Health Facilities Authority Catholic Health Initiatives Series B-3	1.88	7-1-2039	360,000	358,610

Denver CO Health & Hospital Authority Refunding Bond Series A 144A	5.00	12-1-2019	1,355,000	1,388,889

Denver CO Health & Hospital Authority Refunding Bond Series A 144A	5.00	12-1-2020	1,175,000	1,235,089

University of Colorado Hospital Authority Series C-1	4.00	11-15-2047	7,775,000	7,868,766

				10,851,354

Housing Revenue: 0.04%

Colorado HFA Park Terrace Project (HUD Insured)	1.85	4-1-2020	1,250,000	1,246,500

Tax Revenue: 0.02%

Pueblo CO Urban Renewal Authority Regional Tourism Act Project	2.75	6-1-2020	545,000	543,872

Transportation Revenue: 0.08%

Colorado E-470 Public Highway Authority Series A (1 Month LIBOR +0.90%) ±	2.58	9-1-2039	2,150,000	2,151,269

				30,492,995

Connecticut: 1.31%

Education Revenue: 0.83%

Connecticut HEFAR Yale University Issue Series A	1.00	7-1-2042	11,730,000	11,681,672

Connecticut HEFAR Yale University Issue Series A	1.30	7-1-2048	9,395,000	9,329,799

Connecticut HEFAR Yale University Issue Series U-1	1.00	7-1-2033	1,100,000	1,099,175

Connecticut Higher Education Supplemental Loan Authority Chesla Loan Program Series B	4.00	11-15-2019	935,000	946,762

Connecticut Higher Education Supplemental Loan Authority Chesla Loan Program Series B	5.00	11-15-2021	545,000	579,340

Connecticut Higher Education Supplemental Loan Authority Chesla Loan Program Series B	5.00	11-15-2023	440,000	480,181

				24,116,929

GO Revenue: 0.26%

New Haven CT Series A	5.25	8-1-2019	575,000	584,838

New Haven CT TANS	3.00	4-3-2019	7,000,000	7,015,540

				7,600,378

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Housing Revenue: 0.22%

Connecticut HFA Housing Mortgage Finance Program Series A	2.40%	11-15-2020	$980,000	$984,273

Connecticut HFA Housing Mortgage Finance Program Series F	1.55	5-15-2020	800,000	791,544

Connecticut HFA Subordinate Bond Series E-3 (GNMA/FNMA/FHLMC Insured)	1.50	11-15-2047	4,580,000	4,518,353

				6,294,170

				38,011,477

Florida: 2.50%

Airport Revenue: 0.23%

Florida Tender Option Bond Trust Receipts/Certificates Series 2017-XF0577 (Royal Bank of Canada LIQ) 144Aø	1.91	10-1-2025	6,665,000	6,665,000

Education Revenue: 0.09%

University of North Florida Financing Corporation Housing Project (AGM Insured)	5.00	11-1-2019	2,510,000	2,568,307

GO Revenue: 0.28%

Saint Lucie County FL School Board	3.00	6-28-2019	8,000,000	8,044,560

Health Revenue: 0.45%

Escambia County FL HFA ACTS Retirement-Life Communities Incorporated Series B (AGC Insured, TD Bank NA SPA) ø	1.75	11-15-2029	1,475,000	1,475,000

Highlands County FL HFA Adventist Health System Series I5 ø	1.71	11-15-2035	2,350,000	2,350,000

Hillsborough County FL IDA University Community Hospital Series B	8.00	8-15-2032	3,830,000	4,011,504

Miami FL HFFA Miami Jewish Health Systems Incorporate Project	5.00	7-1-2020	390,000	403,981

Miami-Dade County FL Health Facilities Authority Miami Children’s Hospital Project Series A	5.25	8-1-2021	425,000	446,611

North Broward FL Hospital District Series B	5.00	1-1-2020	780,000	800,584

North Broward FL Hospital District Series B	5.00	1-1-2021	925,000	972,305

Palm Beach County FL Health Facilities Authority Lifespace Communities Series C	4.00	5-15-2019	610,000	612,397

Palm Beach County FL Health Facilities Authority Retirement Life Communities Project	4.00	11-15-2019	2,090,000	2,116,292

				13,188,674

Housing Revenue: 0.69%

Florida Housing Finance Corporation Series 1 (GNMA/FNMA/FHLMC Insured)	1.95	1-1-2021	1,620,000	1,619,676

Florida Housing Finance Corporation Series 1 (GNMA/FNMA/FHLMC Insured)	2.00	7-1-2021	1,415,000	1,416,033

Florida Housing Finance Corporation Series 1 (GNMA/FNMA/FHLMC Insured)	2.05	1-1-2022	1,055,000	1,056,530

Jacksonville FL HFA Desert-Silver LLC Project	2.25	12-1-2021	7,250,000	7,247,245

Miami-Dade County FL HFA St. John Plaza Apartments	1.78	8-1-2019	7,625,000	7,619,815

Pinellas County FL HFA	1.85	1-1-2022	1,120,000	1,116,931

				20,076,230

Miscellaneous Revenue: 0.34%

Pasco County FL School Board Certificate of Participation Series B (Ambac Insured) (m)	2.10	8-1-2030	9,825,000	9,825,000

Resource Recovery Revenue: 0.02%

Lee County FL Solid Waste System	5.00	10-1-2020	470,000	489,590

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Transportation Revenue: 0.40%

Miami-Dade County FL Expressway Authority Toll System (Dexia Credit Local LOC, Dexia Credit Local LIQ) 144A	2.04%	7-1-2026	$11,775,000	$11,775,000

				72,632,361

Georgia: 3.71%

Housing Revenue: 2.50%

Atlanta GA Urban Residential Finance Authority Bethel Towers I LP Apartments Project	2.07	7-1-2021	3,500,000	3,498,075

Augusta GA Housing Authority Richmond Villas Apartments Project	1.20	9-1-2019	5,470,000	5,460,974

Clayton County GA Housing Authority Renaissance at Garden Walk Apartments Project	2.30	6-1-2022	13,000,000	13,018,070

DeKalb County GA Housing Authority Sterling at Candler Village Project	1.75	1-1-2021	5,630,000	5,629,606

Douglas County GA Housing Authority Douglas Village Apartments Project	2.25	12-1-2021	9,500,000	9,508,740

East Point GA Housing Authority HSG-Hillcrest Senior Apartments Project (FHA Insured)	2.25	6-1-2022	15,000,000	14,999,850

Fulton County GA Housing Authority Residences Maggie Capitol Series A	2.00	3-1-2021	8,735,000	8,730,895

Macon-Bibb County GA Housing Authority Hallmark Portfolio	2.04	4-1-2021	11,765,000	11,759,118

				72,605,328

Industrial Development Revenue: 0.25%

Monroe County GA PCR Georgia Power Company Plant Scherer Project	2.35	10-1-2048	7,430,000	7,368,628

Utilities Revenue: 0.96%

Burke County GA Development Authority Georgia Power Company Plant Vogtle Project Fifth Series 1995	2.05	10-1-2032	1,350,000	1,316,696

Burke County GA Development Authority Georgia Power Company Plant Vogtle Project First Series 1996	2.35	10-1-2032	5,315,000	5,299,958

Burke County GA Development Authority Georgia Power Company Plant Vogtle Project First Series 2008	1.65	11-1-2048	1,755,000	1,696,013

Burke County GA Development Authority Georgia Power Company Plant Vogtle Project First Series 2012	1.85	12-1-2049	12,120,000	12,084,125

Maine Street National Gas Incorporated GA Series A	5.00	3-15-2019	5,000,000	5,029,200

Monroe County GA Development Authority Power Company Plant Scherer Project	2.05	7-1-2049	2,545,000	2,482,215

				27,908,207

				107,882,163

Hawaii: 0.69%

GO Revenue: 0.62%

Honolulu HI Rail Transit Project Series H (SIFMA Municipal Swap +0.31%) ±	2.02	9-1-2024	7,820,000	7,816,872

Honolulu HI Rail Transit Project Series H (SIFMA Municipal Swap +0.32%) ±	2.03	9-1-2025	7,035,000	7,032,256

Honolulu HI Rail Transit Project Series H (SIFMA Municipal Swap +0.32%) ±	2.03	9-1-2026	3,125,000	3,123,781

				17,972,909

Health Revenue: 0.07%

Hawaii Department of Budget & Finance Queens Health System Series B (SIFMA Municipal Swap +0.45%) ±	2.16	7-1-2039	2,180,000	2,180,000

				20,152,909

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Idaho: 0.23%

Housing Revenue: 0.23%

Idaho Housing & Finance Association Series A (FNMA LOC) ø	1.89%	1-1-2038	$6,745,000	$6,745,000

Illinois: 7.65%

Education Revenue: 0.52%

Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XF1077 (Deutsche Bank LOC, Deutsche Bank LIQ) 144Aø	2.08	4-1-2058	15,000,000	15,000,000

GO Revenue: 1.99%

Chicago IL Neighborhoods Alive 21 Program Series B	5.00	1-1-2019	1,505,000	1,505,000

Chicago Il Park District Series F	5.50	1-1-2023	1,000,000	1,000,000

Chicago IL Refunding Bond Emergency System (AGM/FGIC Insured)	5.50	1-1-2019	2,345,000	2,345,000

Chicago IL Refunding Bond Project Series A	4.00	1-1-2019	980,000	980,000

Chicago IL Refunding Bond Project Series B	5.00	1-1-2019	2,505,000	2,505,000

Chicago IL Refunding Bond Project Series B	5.00	1-1-2020	2,575,000	2,621,015

Chicago IL Series A	4.00	1-1-2019	1,045,000	1,045,000

Chicago IL Series A	5.00	12-1-2019	780,000	793,120

Chicago IL Series C	5.00	1-1-2020	1,005,000	1,022,567

Chicago IL Series C	5.00	1-1-2021	1,565,000	1,615,941

Grundy, Kendall & Will Counties IL Community School District #201 (AGC Insured)	5.75	10-15-2019	420,000	421,340

Illinois	5.00	1-1-2020	6,315,000	6,445,910

Illinois	5.00	2-1-2020	2,375,000	2,427,226

Illinois	5.00	2-1-2021	3,115,000	3,225,489

Illinois	5.00	11-1-2021	5,380,000	5,624,736

Illinois	5.00	1-1-2022	5,915,000	6,180,584

JPMorgan Chase Putters/Drivers Trust Series 5021 (JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144Aø	1.78	3-29-2019	8,000,000	8,000,000

Lake County IL Water Sewerage System Grainger Incorporated Project (Northern Trust Company LIQ) ø	1.89	4-1-2021	1,500,000	1,500,000

Waukegan IL Series 2018B (AGM Insured)	3.00	12-30-2020	2,340,000	2,379,031

Waukegan IL Series 2018B (AGM Insured)	4.00	12-30-2021	800,000	840,048

Will County IL High School District 210 Lincoln-Way (AGM Insured)	5.00	1-1-2019	3,080,000	3,080,000

Winnebago, Boone & Ogle Counties IL Rockford Park District Series 2018B	2.31	12-15-2019	2,280,000	2,280,616

				57,837,623

Health Revenue: 1.27%

Illinois Finance Authority Presbyterian Homes Obligated Group Series A	4.00	5-1-2019	390,000	392,188

Illinois Finance Authority Presbyterian Homes Obligated Group Series A	4.00	11-1-2019	390,000	395,522

Illinois Finance Authority Presbyterian Homes Obligated Group Series B (1 Month LIBOR +1.35%) ±	2.99	5-1-2036	3,910,000	3,922,512

Illinois State Finance Authority Northwestern Memorial Hospital Series A-1 (JPMorgan Chase & Company SPA) ø	1.75	8-15-2042	32,100,000	32,100,000

				36,810,222

Housing Revenue: 0.36%

Chicago IL Multifamily Housing Mark Twain Apartments Project	2.20	6-1-2021	10,325,000	10,324,897

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Miscellaneous Revenue: 0.72%

Illinois	5.00%	8-1-2019	$7,925,000	$8,040,071

Illinois Refunding Bond	5.00	8-1-2022	2,290,000	2,409,240

Illinois Series 2014	5.00	5-1-2019	1,955,000	1,971,266

Illinois Series D	5.00	11-1-2021	7,820,000	8,175,732

Minooka IL Special Assessment Refunding & Improvement Bond (AGM Insured)	3.50	12-1-2019	433,000	436,871

				21,033,180

Tax Revenue: 2.72%

Chicago IL Refunding Bond	5.00	1-1-2019	625,000	625,000

Illinois	5.00	6-15-2019	2,385,000	2,413,954

Illinois Series A	5.00	6-1-2021	1,455,000	1,514,233

Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XM0683 (Bank of America NA LIQ) 144Aø	1.88	1-1-2048	2,000,000	2,000,000

Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2017-XG0108 (Barclays Bank plc LOC, Barclays Bank plc LIQ) 144Aø	1.89	4-1-2046	18,725,000	18,725,000

Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XM0713 (Morgan Stanley Bank LIQ) 144Aø	1.83	1-1-2043	17,000,000	17,000,000

Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XF0603 (Royal Bank of Canada LIQ) 144Aø	1.86	1-1-2026	2,265,000	2,265,000

Metropolitan Pier & Exposition Authority McCormick Place Project Series B	5.00	12-15-2022	5,925,000	6,279,315

Regional Transportation Authority IL Series B-RMKT 1	1.92	6-1-2025	28,380,000	28,380,000

				79,202,502

Water & Sewer Revenue: 0.07%

Chicago IL Refunding Bond	5.00	11-1-2019	1,955,000	2,000,747

				222,209,171

Indiana: 1.74%

Education Revenue: 0.03%

Trustees of Purdue University Series AA	5.00	7-1-2027	895,000	984,554

GO Revenue: 0.15%

Hammond IN Local Public Improvement Bond Bank Series A %%	3.00	6-30-2019	4,460,000	4,468,206

Health Revenue: 1.03%

Indiana Finance Authority Parkview Health Project Prerefunded Bond	5.50	5-1-2024	4,495,000	4,548,041

Indiana Finance Authority Parkview Health System Obligated Group Series A %%	4.00	5-1-2019	1,910,000	1,918,920

Indiana HFFA Ascension Health Subordinate Bond Credit Group Series A-3	1.35	11-1-2027	655,000	645,457

Indiana HFFA Ascension Health Subordinate Bond Credit Group Series A-5	1.35	11-1-2027	6,590,000	6,493,984

Indiana HFFA Ascension Health Subordinate Bond Credit Group Series A-8	1.25	11-1-2027	945,000	932,942

Indiana HFFA Ascension Health Subordinate Bond Credit Group Series E-7	1.75	11-15-2033	11,870,000	11,870,000

Indiana HFFA Unrefunded-Ascension Health Subordinate Bond Credit Series A-9	1.38	10-1-2027	3,530,000	3,490,711

				29,900,055

Housing Revenue: 0.16%

Anderson IN EDA Cottages of Anderson Apartments Project	1.70	7-1-2019	1,290,000	1,290,000

Indiana Housing Authority Cass Plaza Apartments Project	1.85	3-1-2020	3,400,000	3,394,424

				4,684,424

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Industrial Development Revenue: 0.11%

Jasper County IN Poll Control (National Insured)	5.85%	4-1-2019	$3,000,000	$3,026,520

Resource Recovery Revenue: 0.14%

Whiting IN BP Products North America Incorporated Project (SIFMA Municipal Swap +0.75%) ±	2.46	12-1-2044	3,910,000	3,914,809

Utilities Revenue: 0.12%

Tender Option Bond Trust Receipts/Floater Certificates Series 2015-XF0115 (JPMorgan Chase & Company LIQ) 144Aø	1.98	10-15-2019	3,500,000	3,500,000

				50,478,568

Iowa: 1.60%

Health Revenue: 0.70%

Iowa Finance Authority UnityPoint Health Project Series B-1 (Union Bank NA LOC) ø	1.70	2-15-2039	16,150,000	16,150,000

Iowa Finance Authority Health Care Genesis Health System Obligated Group	5.00	7-1-2019	4,075,000	4,133,517

				20,283,517

Industrial Development Revenue: 0.90%

Iowa Finance Authority Midwestern Disaster Area Project (Korea Development Bank LOC) ø	2.07	4-1-2022	26,300,000	26,300,000

				46,583,517

Kansas: 0.42%

Health Revenue: 0.05%

Wichita KS HCFR Series I	3.75	5-15-2023	1,500,000	1,500,240

Tax Revenue: 0.16%

Kansas Department of Transportation Highway Libor Index Series B-5 (1 Month LIBOR +0.40%) ±	1.97	9-1-2019	4,690,000	4,695,300

Utilities Revenue: 0.21%

Burlington KS Environmental Impact Series A ø	2.00	9-1-2035	3,000,000	3,000,000

Burlington KS Environmental Impact Series B ø	2.00	9-1-2035	3,000,000	3,000,000

				6,000,000

				12,195,540

Kentucky: 1.05%

Health Revenue: 0.25%

Kentucky EDFA Catholic Health Initiative Series B1 (1 Month LIBOR +0.90%) ±	2.50	2-1-2046	5,470,000	5,471,586

Kentucky EDFA Owensboro Health Incorporated Series A	5.00	6-1-2020	890,000	917,759

Kentucky EDFA Owensboro Health Incorporated Series A	5.00	6-1-2021	825,000	866,819

				7,256,164

Housing Revenue: 0.12%

Kentucky Housing Corporation Parkway Manor Project	1.45	3-1-2020	3,655,000	3,652,186

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Tax Revenue: 0.19%

Kentucky Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XG0161 (AGM Insured, Bank of America NA LIQ) 144Aø	1.87%	12-1-2041	$5,460,000	$5,460,000

Utilities Revenue: 0.49%

Louisville & Jefferson Counties KY Environmental Facilities Series A	1.25	6-1-2033	7,125,000	7,097,854

Louisville & Jefferson Counties KY Metro Government PCR Series A	2.20	2-1-2035	1,000,000	1,000,050

Louisville & Jefferson Counties KY Metro Government PCR Series B	2.55	11-1-2027	6,000,000	6,024,300

				14,122,204

				30,490,554

Louisiana: 0.78%

Airport Revenue: 0.19%

Louisiana Offshore Terminal Authority Deepwater Loop LLC Project Series B-1A	2.00	10-1-2040	2,935,000	2,901,453

New Orleans LA Aviation Board Series D-1	5.00	1-1-2019	470,000	470,000

New Orleans LA Aviation Board Series D-1	5.00	1-1-2020	780,000	803,860

New Orleans LA Aviation Board Series D-2	5.00	1-1-2019	780,000	780,000

New Orleans LA Aviation Board Series D-2	5.00	1-1-2021	590,000	621,471

				5,576,784

Health Revenue: 0.35%

Louisiana Tender Option Bond Trust Receipts/Floater Certificates Series 2018-BAML7002 (Bank of America NA LOC, Bank of America NA LIQ) 144Aø	1.76	9-1-2057	10,000,000	10,000,000

Housing Revenue: 0.10%

Louisiana Housing Corporation Pine Trace Homes I Project	2.40	5-1-2021	3,000,000	3,011,670

Industrial Development Revenue: 0.02%

St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series A-1 ø	2.00	11-1-2040	550,000	550,000

Miscellaneous Revenue: 0.12%

Louisiana PFFA Department of Public Safety Project	4.00	8-1-2019	3,375,000	3,415,095

				22,553,549

Maine: 0.41%

Resource Recovery Revenue: 0.41%

Old Town ME Georgia-Pacific Corporation Project 144Aø	1.93	12-1-2024	11,930,000	11,930,000

Maryland: 2.13%

Housing Revenue: 1.97%

Maryland CDA Belnor Senior Residences Series D	1.83	6-1-2019	5,240,000	5,218,935

Maryland CDA Department of Housing & Community Multifamily Development Orchard Park Series F	2.52	8-1-2020	6,000,000	5,985,180

Maryland CDA Department of Housing & Community Multifamily Development The Ellerslie Series C	2.00	2-1-2019	4,690,000	4,688,405

Maryland CDA Department of Housing & Community Multifamily Development Zions Towers Series A (FHA Insured)	2.44	3-1-2020	6,000,000	5,984,880

Maryland Community Development Administration Heritage Crossing II Series G	2.93	11-1-2020	7,600,000	7,632,148

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Housing Revenue (continued)

Maryland Community Development Administration Village at Lakeview Series 2018C 144A	2.76%	5-1-2020	$17,700,000	$17,720,355

Maryland Community Development Administration Willow Manor at Fairland Series I	2.93	11-1-2020	10,000,000	10,042,300

				57,272,203

Water & Sewer Revenue: 0.16%

Baltimore MD Series A (National Insured)	5.65	7-1-2020	4,560,000	4,731,365

				62,003,568

Massachusetts: 1.75%

Health Revenue: 0.20%

Massachusetts HEFA Partners Healthcare Series G-2 (AGM Insured) (m)	2.10	7-1-2042	5,910,000	5,910,000

Housing Revenue: 0.56%

Massachusetts HFA Conduit-Oaks Woods Project	2.40	6-1-2021	4,660,000	4,674,120

Massachusetts HFA Highland Glen Project Series A	1.22	8-1-2019	10,280,000	10,273,729

Massachusetts HFA Series 187 (FNMA Insured)	1.50	12-1-2047	1,210,000	1,200,078

				16,147,927

Miscellaneous Revenue: 0.99%

Commonwealth of Massachusetts Series A (SIFMA Municipal Swap +0.47%) ±	2.18	2-1-2019	3,185,000	3,185,191

Massachusetts Series B	4.00	5-23-2019	25,360,000	25,582,154

				28,767,345

				50,825,272

Michigan: 1.93%

Education Revenue: 1.30%

RBC Municipal Products Incorporated Trust Series E-127 (Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144Aø	1.74	7-1-2020	17,000,000	17,000,000

University of Michigan SIFMA Series E (SIFMA Municipal Swap +0.27%) ±	1.96	4-1-2033	20,940,000	20,892,257

				37,892,257

GO Revenue: 0.07%

Charlotte MI Public School District (Qualified School Board Loan Fund Insured)	5.00	5-1-2019	1,185,000	1,197,300

Rockford MI Public School District (Qualified School Board Loan Fund Insured)	5.00	5-1-2019	780,000	788,096

				1,985,396

Health Revenue: 0.16%

Michigan Hospital Finance Authority Ascension Health Group Project Series A-2	1.50	11-1-2027	1,210,000	1,198,493

Michigan Hospital Finance Authority Ascension Health Group Project Series E-1	1.10	11-15-2046	3,325,000	3,304,119

				4,502,612

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Housing Revenue: 0.40%

Michigan Housing Development Authority Newman Court Apartments Project (FHA Insured)	1.46%	11-1-2019	$7,740,000	$7,719,257

Michigan Housing Development Authority Series A	2.30	10-1-2021	4,000,000	4,004,040

				11,723,297

				56,103,562

Minnesota: 1.08%

Health Revenue: 0.26%

Apple Valley MN Senior Living LLC Project Series B	3.00	1-1-2019	505,000	505,000

Apple Valley MN Senior Living LLC Project Series B	3.00	1-1-2020	525,000	525,819

Apple Valley MN Senior Living LLC Project Series B	4.00	1-1-2021	545,000	555,153

Apple Valley MN Senior Living LLC Project Series B	4.00	1-1-2022	565,000	577,645

Kanabec County MN Firstlight Health Kanabec Hospital	2.75	12-1-2019	3,125,000	3,124,688

Minneapolis & St. Paul MN Housing & RDA Allina Health Systems Series B-2 (JPMorgan Chase & Company LOC) ø	1.75	11-15-2035	500,000	500,000

Minnesota HCFR Maple Grove Hospital Corporation	4.00	5-1-2020	390,000	399,282

Minnesota HCFR Maple Grove Hospital Corporation	4.00	5-1-2021	390,000	405,655

Minnesota HCFR Maple Grove Hospital Corporation	4.00	5-1-2022	390,000	411,115

Minnesota HCFR Maple Grove Hospital Corporation	5.00	5-1-2023	390,000	431,773

				7,436,130

Housing Revenue: 0.12%

Minneapolis & St. Paul MN Housing & RDA Union Flats Apartments Project Series B	2.75	2-1-2022	3,520,000	3,469,066

Miscellaneous Revenue: 0.70%

Minneapolis & St. Paul MN Housing & RDA Children’s Hospital Clinics Series A (AGM Insured, U.S. Bank NA SPA)	1.65	8-15-2037	12,275,000	12,275,000

Minneapolis & St. Paul MN Housing & RDA Children’s Hospital Clinics Series A (AGM Insured, U.S. Bank NA SPA) ø	1.65	8-15-2037	8,100,000	8,100,000

				20,375,000

				31,280,196

Mississippi: 0.38%

Housing Revenue: 0.38%

Mississippi Home Corporation Jackson Housing Authority Project (HUD Insured)	2.21	2-1-2022	11,000,000	11,011,770

Missouri: 0.65%

Airport Revenue: 0.29%

St. Louis MO Series 004 (Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) 144Aø	1.94	7-1-2026	8,550,000	8,550,000

Health Revenue: 0.02%

Cape Girardeau County MO IDA South Eastern Health Series A	5.00	3-1-2019	480,000	481,963

Housing Revenue: 0.26%

Kansas City MO IDA Gothan Apartments Project	1.81	2-1-2021	7,500,000	7,493,550

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Miscellaneous Revenue: 0.08%

Bridgeton MO IDA Mestek Machinery Incorporated (Santander Bank NA LOC) ø	2.35%	7-1-2030	$2,425,000	$2,425,000

				18,950,513

Montana: 0.31%

Miscellaneous Revenue: 0.31%

Montana Board of Investments Intercap Revolving Program	1.65	3-1-2032	8,905,000	8,899,123

Nebraska: 0.32%

Housing Revenue: 0.28%

Douglas Country NE Housing Authority Sorensen Senior Residences Project Series A	2.05	3-1-2020	4,000,000	3,995,840

Nebraska Investment Finance Authority Series D (GNMA/FNMA/FHLMC Insured)	3.30	9-1-2020	1,345,000	1,367,435

Nebraska Investment Finance Authority Series D (GNMA/FNMA/FHLMC Insured)	3.65	3-1-2021	1,265,000	1,299,699

Nebraska Investment Finance Authority Series D (GNMA/FNMA/FHLMC Insured)	3.65	9-1-2021	1,390,000	1,435,953

				8,098,927

Utilities Revenue: 0.04%

Nebraska Central Plains Energy Project Refunding Bond (Royal Bank of Canada SPA)	5.00	8-1-2039	1,130,000	1,157,742

				9,256,669

Nevada: 0.34%

GO Revenue: 0.32%

Clark County Refunding Bond Series C	5.00	6-15-2020	3,325,000	3,471,699

Clark County Refunding Bond Series D	5.00	6-15-2020	810,000	845,737

Tender Option Bond Trust Receipts/Certificates Nevada Water District (JPMorgan Chase & Company LIQ) 144Aø	1.89	6-1-2020	5,000,000	5,000,000

				9,317,436

Utilities Revenue: 0.02%

Washoe County NV Sierra Pacific Power Company Project Series A	1.50	8-1-2031	665,000	662,739

				9,980,175

New Jersey: 4.81%

Education Revenue: 0.07%

New Jersey Higher Education Assistance Authority Series B	5.00	12-1-2021	2,000,000	2,137,180

GO Revenue: 0.81%

Lyndhurst Township NJ BAN	2.75	9-12-2019	9,000,000	9,048,690

New Providence NJ BAN	3.00	10-30-2019	5,400,000	5,441,796

Sea Isle City NJ	3.50	9-12-2019	9,015,000	9,111,370

				23,601,856

Health Revenue: 0.77%

New Jersey HFFA St. Joseph’s Healthcare System Group	4.00	7-1-2019	935,000	941,891

New Jersey HFFA St. Joseph’s Healthcare System Group	4.00	7-1-2020	1,540,000	1,572,309

New Jersey HFFA St. Joseph’s Healthcare System Group	5.00	7-1-2021	780,000	824,733

Tender Option Bond Trust Receipts/Floater Certificates Series 2016-XG0047 (AGC Insured, Deutsche Bank LIQ) 144Aø	1.81	7-1-2038	18,906,373	18,906,373

				22,245,306

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund	19

Security name	Interest rate	Maturity date	Principal	Value

Housing Revenue: 0.77%

New Jersey Housing & Mortgage Finance Agency Camden Townhouses Project Series F	1.35%	2-1-2020	$2,265,000	$2,263,935

New Jersey Housing & Mortgage Finance Agency Series A	1.50	11-1-2019	470,000	468,228

New Jersey Housing & Mortgage Finance Agency Series A	1.75	11-1-2020	6,455,000	6,426,146

New Jersey Housing & Mortgage Finance Agency Series E	2.05	5-1-2019	370,000	369,907

New Jersey Housing & Mortgage Finance Agency Series E	2.15	11-1-2019	520,000	519,740

New Jersey Housing & Mortgage Finance Agency Series E	2.20	5-1-2020	1,200,000	1,199,364

New Jersey Housing & Mortgage Finance Agency Series E	2.30	11-1-2020	1,040,000	1,039,615

New Jersey Housing & Mortgage Finance Agency Villa Victoria Apartments Project Series F	2.43	11-1-2021	10,000,000	10,040,800

				22,327,735

Miscellaneous Revenue: 1.56%

New Jersey Building Authority Unrefunded Bond Series A	5.00	6-15-2019	515,000	521,391

New Jersey EDA School Facilities Construction Notes Series BBB	5.00	6-15-2021	3,910,000	4,132,244

New Jersey EDA School Facilities Construction Notes Series DDD	5.00	6-15-2022	780,000	838,172

New Jersey EDA School Facilities Construction Notes Series PP	5.00	6-15-2019	9,940,000	10,063,355

New Jersey EDA School Facilities Construction Notes Series XX	5.00	6-15-2019	11,730,000	11,875,569

New Jersey EDA Transportation Project Series B	5.00	11-1-2019	3,910,000	3,996,607

New Jersey EDA Transportation Project Series B	5.00	11-1-2020	7,820,000	8,185,507

New Jersey EDA Unrefunded Bond Series NN	5.00	3-1-2020	895,000	922,190

New Jersey TTFA Series A	5.00	12-15-2019	3,445,000	3,530,884

New Jersey TTFA Series AA	5.00	6-15-2020	1,250,000	1,296,937

				45,362,856

Transportation Revenue: 0.83%

New Jersey TTFA Series A-1	5.00	6-15-2019	3,720,000	3,767,653

New Jersey Turnpike Authority Series C-5 (1 Month LIBOR +0.46%) ±	2.10	1-1-2028	20,330,000	20,330,000

				24,097,653

				139,772,586

New Mexico: 0.73%

Housing Revenue: 0.04%

New Mexico Mortgage Finance Authority South Shiprock Homes Project	1.35	6-1-2020	1,095,000	1,091,551

Utilities Revenue: 0.69%

Farmington NM Public Service Company of New Mexico San Juan Project Series A	5.20	6-1-2040	780,000	805,155

New Mexico Municipal Energy Acquisition Authority Gas Supply Subordinate Bond Series B (1 Month LIBOR +0.75%) (Royal Bank of Canada SPA) ±	2.32	11-1-2039	19,430,000	19,433,303

				20,238,458

				21,330,009

New York: 11.66%

GO Revenue: 5.63%

Binghamton NY Various Purpose BAN Series B	3.00	4-19-2019	12,825,156	12,864,144

Hempstead NY Union Free School District	2.75	6-27-2019	4,150,000	4,158,964

New York NY Adjusted Fiscal 2008 Subordinate Bond Series A-3 (AGM Insured) (m)	2.04	8-1-2026	2,925,000	2,925,000

New York NY Adjusted Fiscal 2008 Subordinate Bond Series A-4 (AGM Insured) (m)	2.00	8-1-2026	15,075,000	15,075,000

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

GO Revenue (continued)

New York NY Adjusted Fiscal 2008 Subordinate Bond Series C-4 (AGC Insured) (m)	2.04%	10-1-2027	$50,650,000	$50,650,000

New York NY Fiscal Series 2013F-3 (Bank of America NA SPA) ø	1.68	3-1-2042	3,000,000	3,000,000

New York NY Series I (State Street Bank & Trust Company SPA) ø	1.73	4-1-2036	4,100,000	4,100,000

New York NY Series J Subordinate Bond Series J-2 (AGM Insured) (m)	1.95	6-1-2036	12,875,000	12,875,000

New York NY Series J Subordinate Bond Series J-3 (AGM Insured) (m)	2.04	6-1-2036	26,500,000	26,500,000

New York NY Subordinate Bond Series C-4 (AGM Insured) (m)	2.04	1-1-2032	800,000	800,000

Oyster Bay NY	2.00	2-15-2019	4,260,000	4,257,146

Rome NY Series C	2.75	5-31-2019	5,269,600	5,284,197

Suffolk County NY Public Improvement Serial Bonds Series B (Build America Mutual Assurance Company Insured)	2.00	10-15-2019	685,000	685,897

Suffolk County NY RAN Series 2018	2.00	3-21-2019	7,250,000	7,249,855

Suffolk County NY TRAN	5.00	7-24-2019	8,500,000	8,625,630

Yonkers NY Series A	3.50	5-15-2019	4,500,000	4,519,935

				163,570,768

Health Revenue: 0.07%

New York Dormitory Authority Orange Regional Medical Center 144A	4.00	12-1-2019	1,200,000	1,216,740

New York Dormitory Authority Orange Regional Medical Center 144A	4.00	12-1-2020	800,000	822,544

				2,039,284

Housing Revenue: 1.37%

East Rochester NY Housing Authority Home Good Shepherd Project Series A (Royal Bank of Scotland LOC) ø	1.86	12-1-2036	2,480,000	2,480,000

Ilion NY Housing Authority John Guy Prindle Apartments Project	2.00	7-1-2020	2,545,000	2,545,000

New York City NY Housing Development Corporation Bond Series A	1.15	11-1-2019	5,000,000	4,950,250

New York Mortgage Agency Homeowner Revenue Series 183	2.30	10-1-2019	2,535,000	2,537,560

New York Mortgage Agency Homeowner Revenue Series 183	3.50	4-1-2022	1,200,000	1,236,000

New York NY Housing Development Corporation Series G	1.50	11-1-2048	3,655,000	3,654,306

New York NY Housing Development Corporation Series G-2	2.00	11-1-2057	7,970,000	7,926,324

New York NY Housing Development Corporation Series I-2-B	1.85	5-1-2021	12,550,000	12,537,450

New York ST Mortgage Agency Homeowner AMT Series 170	2.70	4-1-2019	1,820,000	1,820,000

				39,686,890

Industrial Development Revenue: 0.78%

New York Energy R&D Authority PCR Keyspan Generation Series A (Ambac Insured) (m)	2.64	10-1-2028	900,000	900,000

New York Transportation Development Corporation Series 2018	5.00	1-1-2022	2,000,000	2,140,400

New York Transportation Development Corporation Series 2018	5.00	1-1-2023	18,000,000	19,550,520

				22,590,920

Miscellaneous Revenue: 0.69%

BB&T Municipal Trust Class A (SIFMA Municipal Swap +0.40%) (Rabobank LOC) 144A±	2.11	5-31-2019	3,649,354	3,649,354

BB&T Municipal Trust Class B (SIFMA Municipal Swap +0.55%) (Rabobank LOC) 144A±	2.26	11-30-2019	4,000,000	4,000,000

Greater Southern Tier NY Board of Cooperative Educational Services District	3.25	6-28-2019	12,500,000	12,559,125

				20,208,479

Tax Revenue: 0.45%

New York NY Transitional Finance Authority (SIFMA Municipal Swap +0.80%) ±	2.51	11-1-2022	13,100,000	13,212,791

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund	21

Security name	Interest rate	Maturity date	Principal	Value

Transportation Revenue: 2.09%

New York Metropolitan Transportation Authority Series B (1 Month LIBOR +0.55%) ±	2.12%	11-1-2041	$6,255,000	$6,221,849

New York Metropolitan Transportation Authority Subordinate Bond Series A-3 (SIFMA Municipal Swap +0.50%) ±	2.21	11-15-2042	7,820,000	7,818,592

New York Metropolitan Transportation Authority Subordinate Bond Series D-2 (SIFMA Municipal Swap +0.45%) ±	2.16	11-15-2044	18,460,000	18,320,627

New York Metropolitan Transportation Authority Subordinate Bond Series G-1F (1 Month LIBOR +0.65%) ±	2.22	11-1-2026	28,270,000	28,270,000

				60,631,068

Water & Sewer Revenue: 0.58%

RBC Municipal Products Incorporated Trust Series 2018 (Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	1.74	11-15-2022	17,000,000	17,000,000

				338,940,200

North Carolina: 3.35%

Health Revenue: 1.21%

Charlotte Mecklenburg NC Hospital Authority Carolinas Healthcare Systems Series H (JPMorgan Chase & Company SPA) ø	1.70	1-15-2048	18,800,000	18,800,000

North Carolina Medical Care Commission FirstHealth of the Carolinas Series A (Branch Banking & Trust SPA) ø	1.73	10-1-2028	16,240,000	16,240,000

				35,040,000

Housing Revenue: 1.19%

Charlotte NC Housing Authority West Tyvola Seniors LLC	2.23	12-1-2021	6,000,000	6,001,080

Durham NC Housing Authority Morreene Road Apartments Project	1.85	1-1-2021	3,125,000	3,118,875

Gastonia NC Housing Authority Cameron Courts & Weldon Heights Apartments	1.78	11-1-2020	8,215,000	8,194,134

Gastonia NC Housing Authority Linwood Terrace Apartments	1.78	11-1-2020	3,910,000	3,900,069

Gastonia NC Housing Authority Mountain View Apartments	1.78	11-1-2020	3,715,000	3,705,564

Raleigh NC Housing Authority Sir Walter Apartments Project Series A	2.15	7-1-2021	9,600,000	9,600,000

				34,519,722

Resource Recovery Revenue: 0.31%

North Carolina Capital Finance Republic Services Incorporated Project Series 2013	1.40	6-1-2038	9,000,000	8,998,200

Tax Revenue: 0.64%

Montgomery County NC BAN	3.00	9-1-2020	18,500,000	18,706,645

				97,264,567

North Dakota: 0.10%

Housing Revenue: 0.10%

North Dakota HFA Community Homes (HUD Insured)	2.13	8-1-2020	3,000,000	3,000,450

Ohio: 1.94%

GO Revenue: 0.68%

East Clinton OH Local School District BAN	2.80	12-3-2019	2,000,000	2,009,940

Fairborn OH	2.75	9-6-2019	2,795,000	2,809,562

Firelands OH Local School District BAN	3.00	8-22-2019	2,460,000	2,474,096

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

GO Revenue (continued)

Mahoning County OH	3.00%	9-19-2019	$5,245,000	$5,286,750

Newark OH BAN Church Street Area Improvement Series 2018	3.00	4-17-2019	1,125,000	1,127,599

Newark OH BAN	3.50	4-25-2019	5,000,000	5,020,200

Newark OH BAN Street Sidewalk & Parking Lot Improvement	3.00	8-13-2019	1,120,000	1,125,006

				19,853,153

Health Revenue: 0.51%

Allen County OH Mercy Health Hospital Series A	5.00	8-1-2021	2,795,000	2,981,343

Ohio Tender Option Bond Trust Receipts/Floater Certificates Series 2018-BAML5002 (Bank of America NA LOC, National Insured, Bank of America NA LIQ) 144Aø	1.76	4-1-2026	11,925,000	11,925,000

				14,906,343

Housing Revenue: 0.07%

Franklin County OH Sawyer & Trevitt Project	1.30	6-1-2020	2,125,000	2,119,263

Miscellaneous Revenue: 0.09%

Orange Village OH Recreational Trail Special Assessment	3.00	8-29-2019	2,500,000	2,514,600

Tax Revenue: 0.22%

Lakewood OH Income Tax Revenue	2.50	3-28-2019	6,500,000	6,508,775

Utilities Revenue: 0.26%

Lancaster OH Port Authority (1 Month LIBOR +0.72%) (Royal Bank of Canada SPA) ±	2.29	5-1-2038	7,520,000	7,520,752

Water & Sewer Revenue: 0.11%

Ohio Water Development Authority Series B (SIFMA Municipal Swap +0.22%) ±	1.93	12-1-2020	3,090,000	3,074,581

				56,497,467

Oklahoma: 0.31%

GO Revenue: 0.14%

Oklahoma County OK Independent School District	1.75	7-1-2019	870,000	866,964

Oklahoma County OK Independent School District	1.75	7-1-2020	950,000	938,334

Oklahoma Independent School District #52 Series A	2.50	1-1-2020	2,375,000	2,388,039

				4,193,337

Miscellaneous Revenue: 0.13%

Oklahoma Metro Technology Centers School District No. 22	1.90	6-28-2019	3,725,000	3,721,201

Tax Revenue: 0.04%

Cleveland County OK Detention Facilities Project	3.00	3-1-2019	1,175,000	1,177,174

				9,091,712

Oregon: 0.69%

Industrial Development Revenue: 0.69%

Oregon Business Development Commission Intel Corporation Project Series 232	2.40	12-1-2040	20,000,000	20,086,800

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund	23

Security name	Interest rate	Maturity date	Principal	Value

Other: 0.08%

Miscellaneous Revenue: 0.08%

Branch Banking & Trust Municipal Investment Trust Various States Class C (SIFMA Municipal Swap +1.05%) (Rabobank LOC) 144A±	2.76%	12-31-2019	$2,409,765	$2,409,813

Pennsylvania: 5.31%

Education Revenue: 1.41%

Chester County PA HEFA Immaculata University Project	4.00	11-1-2019	510,000	511,586

Chester County PA HEFA Immaculata University Project	5.00	11-1-2020	550,000	562,105

Chester County PA HEFA Immaculata University Project	5.00	11-1-2021	580,000	597,522

Cumberland County PA Authority Association of Independent Colleges & Universities of Pennsylvania Financing Program Series T-1 ø	2.00	5-1-2044	1,200,000	1,187,580

Lycoming County PA Authority Association of Independent Colleges & Universities of Pennsylvania Financing Program	1.85	11-1-2035	1,565,000	1,565,000

Pennsylvania HEFA Association of Independent Colleges & Universities of Pennsylvania Financing Program Series T-3 ø	2.25	5-1-2033	3,745,000	3,756,684

Pennsylvania HEFA Independent Colleges Series I4	2.72	11-1-2031	3,000,000	3,000,660

Pennsylvania HEFA Thomas Jefferson University Series B ø	2.01	9-1-2045	9,440,000	9,440,000

Pennsylvania HEFA Wilkes University Project Series A	4.00	3-1-2020	575,000	583,539

Pennsylvania HEFA Wilkes University Project Series A	5.00	3-1-2021	390,000	407,605

Philadelphia PA IDA Thomas Jefferson University Series B ø	2.01	9-1-2050	19,210,000	19,210,000

				40,822,281

GO Revenue: 0.76%

Allentown PA School District TRAN Series 2018	2.20	1-2-2019	3,250,000	3,250,000

Pennsylvania	5.00	1-15-2020	12,845,000	13,251,801

Philadelphia PA School District Series D	5.00	9-1-2019	980,000	998,208

Philadelphia PA School District Series F	5.00	9-1-2019	780,000	794,492

Scranton PA 144A	5.00	9-1-2019	1,640,000	1,663,518

Scranton PA School District Series A	5.00	6-1-2019	390,000	393,997

Scranton PA School District Series A	5.00	6-1-2020	500,000	517,005

Scranton PA School District Series B	5.00	6-1-2020	420,000	434,284

Warwick PA School District	4.00	2-15-2019	805,000	807,093

				22,110,398

Health Revenue: 0.55%

Montgomery County PA Higher Education & Health Authority Presbytery Homes Incorporated Project	2.00	12-1-2019	575,000	571,906

Montgomery County PA Higher Education & Health Authority Presbytery Homes Incorporated Project	2.00	12-1-2020	505,000	497,526

Montgomery County PA Higher Education & Health Authority Presbytery Homes Incorporated Project	3.00	12-1-2021	560,000	559,989

Montgomery County PA Higher Education & Health Authority Series 2018A	5.00	9-1-2022	1,250,000	1,371,513

Montgomery County PA Higher Education & Health Authority Series 2018D ø	2.01	9-1-2050	9,000,000	9,000,000

Philadelphia PA Hospital & Higher Education Facilities Authority	5.00	7-1-2019	780,000	789,017

Philadelphia PA Hospital & Higher Education Facilities Authority	5.00	7-1-2020	780,000	805,756

Quakertown PA Health Facilities Authority Series A	3.13	7-1-2021	2,545,000	2,498,554

				16,094,261

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Housing Revenue: 0.55%

Indiana County PA IDA Residential Revival Indiana Student Housing Project at University of Pennsylvania Series A	1.55%	4-1-2019	$7,820,000	$7,809,990

Pennsylvania HFA Series 114A	2.90	10-1-2021	3,000,000	3,031,560

Pennsylvania Housing Finance Agency Sharpsburg Towers Series B	2.40	12-1-2021	2,500,000	2,507,875

Pittsburgh PA Housing Authority East Liberty Phase II Apartments	1.40	10-1-2021	2,735,000	2,719,110

				16,068,535

Industrial Development Revenue: 0.26%

Beaver County PA IDA Pollution Control FirstEnergy Generation Project Series B	4.25	10-1-2047	3,910,000	3,792,700

Montgomery County PA IDA Peco Energy Company Project Series A	2.60	3-1-2034	3,910,000	3,894,790

				7,687,490

Miscellaneous Revenue: 0.52%

Bethlehem PA School District Revenue (1 Month LIBOR +0.48%) ±	2.23	7-1-2031	9,995,000	9,968,113

Pennsylvania Public School Building Authority Series A (AGM Insured, Citibank NA LIQ) 144Aø	1.86	12-1-2023	5,000,000	5,000,000

				14,968,113

Resource Recovery Revenue: 0.69%

Pennsylvania EDFA Solid Waste Disposal Republic Services Incorporated Project	2.05	6-1-2044	20,000,000	20,000,000

Water & Sewer Revenue: 0.57%

North Pennsylvania Water Authority (1 Month LIBOR +0.41%) ±	1.98	11-1-2019	780,000	779,594

North Pennsylvania Water Authority (1 Month LIBOR +0.50%) ±	2.07	11-1-2024	3,910,000	3,910,469

Pittsburgh PA Water & Sewer Authority Series C (1 Month LIBOR +0.64%) (AGM Insured) ±	2.33	9-1-2040	11,730,000	11,733,050

				16,423,113

				154,174,191

Rhode Island: 0.10%

Education Revenue: 0.02%

Rhode Island Student Loan Authority AMT Program Senior Series A	5.00	12-1-2019	590,000	603,623

Housing Revenue: 0.08%

Rhode Island Housing & Mortgage Finance Corporation Series 4-A	1.85	4-1-2056	2,155,000	2,154,634

				2,758,257

South Carolina: 0.71%

Health Revenue: 0.45%

South Carolina Jobs Economics Development Authority Residential Facilities Revenue Refunding Bond Episcopal Home Still Hopes Series A	5.00	4-1-2019	225,000	226,094

South Carolina Jobs Economics Development Authority Residential Facilities Revenue Refunding Bond Episcopal Home Still Hopes Series A	5.00	4-1-2021	425,000	441,422

South Carolina Jobs Economics Development Authority Residential Facilities Revenue Refunding Bond Episcopal Home Still Hopes Series A	5.00	4-1-2022	455,000	478,451

South Carolina Jobs EDA Prisma Health Obligated Group Series C ø	2.03	5-1-2048	12,000,000	12,000,000

				13,145,967

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund	25

Security name	Interest rate	Maturity date	Principal	Value

Housing Revenue: 0.26%

South Carolina Housing Finance & Development Authority Lorick Place Apartments Project	2.43%	11-1-2021	$7,500,000	$7,530,600

				20,676,567

Tennessee: 0.54%

Health Revenue: 0.05%

Greeneville TN HEFA Board Series 2018A	5.00	7-1-2022	1,280,000	1,393,600

Housing Revenue: 0.49%

Memphis TN Health Educational & Housing Facility Board Keystone Landing & Pendleton Place Apartments	2.03	8-1-2021	8,000,000	7,986,400

Murfreesboro TN Housing Authority Westbrook Towers II LP Project	2.13	9-1-2021	5,000,000	4,988,200

Nashville & Davidson County TN HEFA Twelfth & Wedgewood Apartments Project (HUD Insured)	1.80	12-1-2020	1,175,000	1,173,308

				14,147,908

				15,541,508

Texas: 14.97%

Airport Revenue: 0.08%

Houston TX Airport System Revenue Series A	5.00	7-1-2019	1,000,000	1,014,830

Houston TX Airport System Revenue Series B	5.00	7-1-2019	1,250,000	1,269,162

				2,283,992

Education Revenue: 0.51%

Alamo TX Community College District	3.00	11-1-2046	3,200,000	3,222,144

University of Texas Board of Regents Series C	5.00	8-15-2020	3,910,000	4,110,348

University of Texas Board of Regents Series C	5.00	8-15-2021	6,980,000	7,535,259

				14,867,751

GO Revenue: 7.87%

Burleson TX Independent School District	2.50	2-1-2047	7,885,000	7,938,776

Cypress-Fairbanks TX Independent School District Series A-1	2.13	2-15-2027	5,000,000	4,985,400

Cypress-Fairbanks TX Independent School District Series A-2	2.50	2-15-2036	13,295,000	13,335,417

Cypress-Fairbanks TX Independent School District Series A-3	3.00	2-15-2043	2,470,000	2,506,433

Cypress-Fairbanks TX Independent School District Series B-2	2.13	2-15-2040	7,015,000	7,006,933

Dallas TX Refunding Bond	5.00	2-15-2019	4,800,000	4,817,904

Denton TX Independent School District Unlimited Tax School Building Bond Series 2013	2.00	8-1-2043	1,980,000	1,977,842

Fort Bend TX Independent School District Series A	1.75	8-1-2040	12,000,000	11,982,840

Fort Bend TX Independent School District Series B	1.35	8-1-2040	1,520,000	1,514,346

Galveston TX Dickinson Independent High School District	1.35	8-1-2037	3,585,000	3,571,664

Goose Creek TX Independent School District Series B	1.18	2-15-2035	7,820,000	7,780,822

Grapevine-Colleyville TX Independent School District Series B	2.00	8-1-2036	6,645,000	6,662,476

Harlandale TX Independent School District	3.00	8-15-2045	8,775,000	8,877,404

Harris County TX Cypress-Fairbanks Independent High School Series 2014B-2	1.40	2-15-2040	4,070,000	4,026,695

Harris County TX Cypress-Fairbanks Independent High School Series 2014B-3	1.40	2-15-2044	8,405,000	8,315,571

Houston TX Independent School District	1.45	6-1-2029	16,305,000	16,158,255

Houston TX Independent School District Series 2014A-1B	2.20	6-1-2039	9,000,000	9,012,330

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

GO Revenue (continued)

Houston TX Independent School District Series A2	3.00%	6-1-2039	$6,000,000	$6,022,860

North East TX Independent School District Series B	1.42	8-1-2040	1,090,000	1,069,072

Northside TX Independent School Building Project District Series A	2.00	6-1-2039	20,615,000	20,620,566

Northside TX Independent School District Building Project	2.00	8-1-2044	2,820,000	2,819,972

Northside TX Independent School District Building Project	2.00	6-1-2046	2,135,000	2,123,514

Northside TX Independent School District Building Project	2.13	8-1-2040	1,425,000	1,425,442

Sherman TX Independent School District Series B	3.00	8-1-2048	14,000,000	14,200,900

Spring Branch TX Independent School District	3.00	6-15-2041	14,095,000	14,163,361

Texas Anticipation Notes Series 2018	4.00	8-29-2019	40,000,000	40,572,400

Texas Northside Independent School District	1.45	6-1-2047	3,825,000	3,793,214

Williamson County TX	1.85	8-15-2034	1,340,000	1,337,695

				228,620,104

Health Revenue: 1.07%

Coastal Bend TX Health Facilities Development Corporation (AGM Insured) (m)	2.00	7-1-2031	13,600,000	13,600,000

Harris County TX Health Facilities Development Corporation Series A3 (AGM Insured) (m)	2.00	7-1-2031	16,375,000	16,375,000

Tarrant County TX Cultural Education Facilities Finance Corporation Edgemere Project Refunding Bond Series A	4.00	11-15-2019	400,000	402,940

Tarrant County TX Cultural Education Facilities Finance Corporation Edgemere Project Series B	4.00	11-15-2019	705,000	710,182

				31,088,122

Housing Revenue: 2.15%

Alamito TX Public Facilities Corporation Multifamily Housing Series 2018	2.25	6-1-2021	16,300,000	16,317,930

Alamito TX Public Facilities Corporation Cramer Three Apartments Project	2.50	11-1-2021	2,000,000	2,014,420

Capital Area Housing Finance Corporation TX Hills Leander Apartments	2.05	8-1-2021	7,000,000	6,993,490

Del Rio TX Housing Facility Corporation	1.35	6-1-2021	1,955,000	1,950,992

New Hope TX Cultural Education Facilities Finance Corporation Student Housing Project Series A	3.25	8-1-2019	12,295,000	12,272,623

Southeast Texas Housing Finance Corporation Bayshore Towers Apartments (HUD Insured)	2.20	1-1-2022	8,025,000	8,029,654

Texas Affordable Housing Corporation Palladium Glenn Heights Apartments	1.90	12-1-2020	935,000	933,654

Texas Department of Housing & Community Affairs Multifamily Housing	1.80	12-1-2020	1,955,000	1,949,018

Texas Department of Housing & Community Affairs Multifamily Housing	2.20	5-1-2021	8,500,000	8,503,230

Texas Department of Housing & Community Affairs Multifamily Housing Series 2018 (FHA Insured)	2.23	5-1-2021	3,500,000	3,496,780

				62,461,791

Industrial Development Revenue: 0.35%

Matagorda County TX Navigation District Central Power & Light Company Project	1.75	5-1-2030	5,280,000	5,207,453

Port of Port Arthur TX Navigation District Emerald Renewable Diesel LLC Project 144A	2.40	6-1-2049	5,000,000	5,000,000

				10,207,453

Resource Recovery Revenue: 1.24%

Harris County TX Industrial Development Corporation Solid Waste Disposal Series 2006	5.00	2-1-2023	13,500,000	13,884,750

Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series A ø	2.05	4-1-2040	2,555,000	2,555,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund	27

Security name	Interest rate	Maturity date	Principal	Value

Resource Recovery Revenue (continued)

Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series C ø	2.05%	4-1-2040	$2,500,000	$2,500,000

Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Subordinate Bond Series D ø	2.10	11-1-2040	7,000,000	7,000,000

Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Subordinate Bond Series E ø	2.03	11-1-2040	10,000,000	10,000,000

				35,939,750

Transportation Revenue: 0.64%

Texas Tender Option Bond Trust Receipts/Floater Certificates Series 2015-XM0085 (Barclays Bank plc LIQ) 144Aø	1.91	7-1-2021	17,500,000	17,500,000

Texas Tollway Authority Series C	1.95	1-1-2038	1,200,000	1,200,000

				18,700,000

Utilities Revenue: 0.92%

San Antonio TX Electric & Gas Systems Refunding Bond Series B	2.00	2-1-2033	11,265,000	11,170,261

San Antonio TX Series A	2.25	2-1-2033	15,640,000	15,675,034

				26,845,295

Water & Sewer Revenue: 0.14%

Houston TX Combined Utility System Revenue Series C (1 Month LIBOR +0.36%) ±	2.11	5-15-2034	4,000,000	3,976,120

				434,990,378

Virginia: 2.66%

Housing Revenue: 1.31%

Colonial Heights VA EDA Colonial Ridge Apartments Series A	1.80	1-1-2020	7,820,000	7,809,678

Fairfax County VA Redevelopment & Housing Authority Murraygate Village Apartment Project	2.26	2-1-2021	12,500,000	12,507,625

Fairfax County VA Redevelopment & Housing Authority Parkwood Project	2.21	2-1-2021	5,500,000	5,503,355

Newport News VA Redevelopment & Housing Authority Soundview Townhouses	2.05	8-1-2021	2,690,000	2,688,332

Prince William County VA IDA Glen Arbor Apartments Project Series A	1.35	7-1-2019	8,215,000	8,215,000

Prince William County VA IDA Glen Arbor Apartments Project Series B	1.30	7-1-2019	1,250,000	1,250,000

				37,973,990

Utilities Revenue: 0.94%

Chesapeake VA EDA Electric & Power Company Series 2008A	1.75	2-1-2032	23,460,000	23,421,760

Halifax County VA IDA	2.15	12-1-2041	2,000,000	1,994,780

Wise County IDA Waste & Sewage Disposal Revenue	1.88	11-1-2040	2,000,000	1,987,980

				27,404,520

Water & Sewer Revenue: 0.41%

Virginia Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XS0003 144Aø	2.09	11-1-2024	11,985,000	11,985,000

				77,363,510

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Washington: 2.07%

Health Revenue: 0.68%

Grays Harbor County WA Public Hospital District #1	3.00%	8-1-2019	$5,965,000	$5,953,368

Washington HCFR Central Washington Health Service Association	7.00	7-1-2039	2,345,000	2,403,695

Washington HCFR Series XF2035 (Morgan Stanley Bank LIQ) 144Aø	2.11	10-1-2036	11,280,000	11,280,000

				19,637,063

Housing Revenue: 0.21%

Washington Housing Finance Commission SAG Portfolio Project	2.55	7-1-2022	6,250,000	6,260,500

Tax Revenue: 0.76%

Central Puget Sound WA Regional Transit Authority Series 2015-S Class 2A (SIFMA Municipal Swap +0.30%) ±	2.01	11-1-2045	22,150,000	22,144,019

Utilities Revenue: 0.42%

Seattle WA Municipal Light & Power Refunding Bond Series B2 (SIFMA Municipal Swap +0.29%) ±	2.00	5-1-2045	10,000,000	9,996,100

Seattle WA Municipal Light & Power Series C1 (SIFMA Municipal Swap +0.25%) ±	1.96	11-1-2021	1,055,000	1,053,185

Seattle WA Municipal Light & Power Series C2 (SIFMA Municipal Swap +0.25%) ±	1.96	11-1-2021	1,055,000	1,053,185

				12,102,470

				60,144,052

West Virginia: 0.20%

Utilities Revenue: 0.20%

West Virginia EDA Solid Waste Disposal Facilities Appalachian Power Company Series A	1.70	1-1-2041	3,520,000	3,449,142

West Virginia EDA Solid Waste Disposal Facilities Appalachian Power Company Series A	1.90	3-1-2040	2,485,000	2,482,590

				5,931,732

Wisconsin: 2.34%

Education Revenue: 0.07%

Wisconsin PFA Gardner Webb University 144A	5.00	7-1-2021	1,360,000	1,398,162

Wisconsin PFA Guilford College	5.00	1-1-2020	490,000	499,045

				1,897,207

GO Revenue: 0.10%

Dane County WI AMT Promissory Notes Apartment Project Series D	2.50	6-1-2022	445,000	446,135

Dane County WI AMT Promissory Notes Apartment Project Series D	2.63	6-1-2023	980,000	983,067

Dane County WI AMT Promissory Notes Apartment Project Series D	3.50	6-1-2020	600,000	613,380

Dane County WI AMT Promissory Notes Apartment Project Series D	3.50	6-1-2021	735,000	758,711

				2,801,293

Health Revenue: 0.84%

Wisconsin HEFA Advocate Aurora Health Credit Group Series C3 (SIFMA Municipal Swap +0.55%) ±	2.26	8-15-2054	20,065,000	19,989,154

Wisconsin HEFA Ascension Senior Credit Group Series B-5	1.38	11-15-2038	1,220,000	1,211,131

Wisconsin HEFA Tomah Memorial Hospital Series A	2.65	11-1-2020	3,125,000	3,119,969

				24,320,254

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund	29

Security name	Interest rate	Maturity date	Principal	Value

Housing Revenue: 0.20%

Wisconsin Housing & Economic Development Authority Series A	1.95%	11-1-2047	$4,865,000	$4,852,886

Wisconsin Housing & Economic Development Authority Series A	2.80	3-1-2022	1,070,000	1,079,352

				5,932,238

Miscellaneous Revenue: 0.10%

Shawano County WI BAN	3.00	9-1-2019	3,000,000	3,011,040

Resource Recovery Revenue: 0.96%

Wisconsin PFA Series A-2	2.15	10-1-2025	28,000,000	27,993,560

Tax Revenue: 0.07%

Oconto Falls WI Public School District	3.00	10-1-2019	2,150,000	2,163,911

				68,119,503

Wyoming: 0.05%

Utilities Revenue: 0.05%

Converse County WY Pollution Control PacifiCorp Projects ø	1.85	12-1-2020	1,485,000	1,485,000

Total Municipal Obligations (Cost $2,865,240,887)				2,862,958,182

Other: 1.37%

Nuveen California AMT-Free Quality Municipal Income Fund Preferred Shares Series A 144Aøø§	2.01	10-1-2047	15,600,000	15,600,000

Nuveen New York Quality Municipal Income Fund Institutional MuniFund Term Preferred Shares 144Aøø§	2.01	5-1-2047	24,200,000	24,200,000

Total Other (Cost $39,800,000)				39,800,000

	Yield		Shares
Short-Term Investments: 0.69%

Investment Companies: 0.69%

Wells Fargo Municipal Cash Management Money Market Fund Institutional Class (l)(u) ##	1.65		19,890,349	19,898,305

Total Short-Term Investments (Cost $19,898,305)				19,898,305

Total investments in securities (Cost $2,924,939,192)	100.57%	2,922,656,487

Other assets and liabilities, net	(0.57)	(16,512,141)

Total net assets	100.00%	$2,906,144,346

(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.

ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

%%	The security is issued on a when-issued basis.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.

§	The security is subject to a demand feature which reduces the effective maturity.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities.

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments—December 31, 2018 (unaudited)

Abbreviations:

AGC	Assured Guaranty Corporation

AGM	Assured Guaranty Municipal

Ambac	Ambac Financial Group Incorporated

AMT	Alternative minimum tax

BAN	Bond anticipation notes

CDA	Community Development Authority

DRIVER	Derivative inverse tax-exempt receipts

EDA	Economic Development Authority

EDFA	Economic Development Finance Authority

FGIC	Financial Guaranty Insurance Corporation

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General obligation

HCFR	Healthcare facilities revenue

HEFA	Health & Educational Facilities Authority

HEFAR	Higher Education Facilities Authority Revenue

HFA	Housing Finance Authority

HFFA	Health Facilities Financing Authority

HUD	Department of Housing and Urban Development

IDA	Industrial Development Authority

LIBOR	London Interbank Offered Rate

LIQ	Liquidity agreement

LOC	Letter of credit

National	National Public Finance Guarantee Corporation

PCR	Pollution control revenue

PFA	Public Finance Authority

PFFA	Public Facilities Financing Authority

PUTTER	Puttable tax-exempt receipts

RAN	Revenue anticipation notes

R&D	Research & development

RDA	Redevelopment Authority

SIFMA	Securities Industry and Financial Markets Association

SPA	Standby purchase agreement

TRAN	Tax revenue anticipation notes

TTFA	Transportation Trust Fund Authority

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	48,291,197	612,993,052	641,393,900	19,890,349	$(44,463)	$0	$180,381	$19,898,305	0.69%

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—December 31, 2018 (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund	31

Assets
Investments in unaffiliated securities, at value (cost $2,905,040,887)	$2,902,758,182
Investments in affiliated securities, at value (cost $19,898,305)	19,898,305
Receivable for Fund shares sold	12,601,192
Receivable for interest	14,831,561
Receivable for investments sold	2,746,734

Total assets	2,952,835,974

Liabilities
Payable for investments purchased	20,994,611
Due to custodian bank	12,549,488
Payable for Fund shares redeemed	10,082,659
Dividends payable	1,438,478
Management fee payable	634,543
Administration fees payable	199,057
Distribution fee payable	11,773
Trustees’ fees and expenses payable	1,389
Accrued expenses and other liabilities	779,630

Total liabilities	46,691,628

Total net assets	$2,906,144,346

NET ASSETS CONSIST OF
Paid-in capital	$2,935,481,052
Total distributable loss	(29,336,706)

Total net assets	$2,906,144,346

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$548,288,659
Shares outstanding – Class A1	57,311,878
Net asset value per share – Class A	$9.57
Maximum offering price per share – Class A2	$9.77
Net assets – Class C	$18,781,662
Shares outstanding – Class C1	1,999,639
Net asset value per share – Class C	$9.39
Net assets – Class R6	$958,817,308
Shares outstanding – Class R6[1]	100,231,556
Net asset value per share – Class R6	$9.57
Net assets – Administrator Class	$38,010,191
Shares outstanding – Administrator Class[1]	3,972,651
Net asset value per share – Administrator Class	$9.57
Net assets – Institutional Class	$1,342,246,526
Shares outstanding – Institutional Class[1]	140,261,977
Net asset value per share – Institutional Class	$9.57

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/98 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Ultra Short-Term Municipal Income Fund	Statement of operations—six months ended December 31, 2018 (unaudited)

Investment income
Interest	$26,315,326
Income from affiliated securities	180,381

Total investment income	26,495,707

Expenses
Management fee	4,701,478
Administration fees
Class A	514,229
Class C	13,456
Class R6	32,852 [1]
Administrator Class	21,713
Institutional Class	757,446
Shareholder servicing fees
Class A	803,484
Class C	21,025
Administrator Class	53,939
Distribution fee
Class C	63,075
Custody and accounting fees	98,088
Professional fees	29,492
Registration fees	66,410
Shareholder report expenses	88,423
Trustees’ fees and expenses	11,293
Other fees and expenses	50,511

Total expenses	7,326,914
Less: Fee waivers and/or expense reimbursements	(1,070,270)

Net expenses	6,256,644

Net investment income	20,239,063

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized losses on:
Unaffiliated securities	(419,435)
Affiliated securities	(44,463)

Net realized losses on investments	(463,898)
Net change in unrealized gains (losses) on investments	(705,599)

Net realized and unrealized gains (losses) on investments	(1,169,497)

Net increase in net assets resulting from operations	$19,069,566

[1]	For the period from July 31, 2018 (commencement of class operations) to December 31, 2018

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Ultra Short-Term Municipal Income Fund	33

	Six months ended December 31, 2018 (unaudited)		Year ended June 30, 2018¹

Operations
Net investment income		$20,239,063		$45,974,475
Net realized losses on investments		(463,898)		(18,767,051)
Net change in unrealized gains (losses) on investments		(705,599)		15,359,294

Net increase in net assets resulting from operations		19,069,566		42,566,718

Distributions to shareholders from net investment income and net realized gains
Class A		(3,877,107)		(7,085,882)
Class C		(39,629)		(29,395)
Class R6		(1,881,789)[2]		N/A
Administrator Class		(275,625)		(10,119,588)
Institutional Class		(14,187,468)		(28,738,290)

Total distributions to shareholders		(20,261,618)		(45,973,155)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	3,468,622	33,164,195	20,676,172	197,898,705
Class C	387,374	3,635,092	46,196	434,035
Class R6	114,182,842 [2]	1,090,851,294 [2]	N/A	N/A
Administrator Class	474,380	4,538,092	180,310,370	1,725,053,645
Institutional Class	89,306,379	854,223,311	236,575,489	2,265,282,906

		1,986,411,984		4,188,669,291

Reinvestment of distributions
Class A	386,812	3,699,154	714,776	6,840,532
Class C	3,536	33,203	2,611	24,514
Class R6	2,374 [2]	22,715 [2]	N/A	N/A
Administrator Class	27,885	266,724	1,054,198	10,092,519
Institutional Class	909,655	8,700,545	1,693,421	16,209,226

		12,722,341		33,166,791

Payment for shares redeemed
Class A	(19,956,041)	(190,768,621)	(49,417,914)	(473,112,170)
Class C	(216,969)	(2,036,606)	(738,395)	(6,941,123)
Class R6	(13,953,660)[2]	(133,397,144)[2]	N/A	N/A
Administrator Class	(2,145,289)	(20,523,021)	(379,152,798)	(3,626,561,750)
Institutional Class	(173,662,606)	(1,659,739,340)	(297,934,058)	(2,852,291,197)

		(2,006,464,732)		(6,958,906,240)

Net decrease in net assets resulting from capital share transactions		(7,330,407)		(2,737,070,158)

Total decrease in net assets		(8,522,459)		(2,740,476,595)

Net assets
Beginning of period		2,914,666,805		5,655,143,400

End of period		$2,906,144,346		$2,914,666,805

[1]

Effective for all filings after November 4, 2018, the SEC prospectively eliminated the requirement to parenthetically disclose undistributed net investment income at the end of the period and permitted the aggregation of distributions, with the exception of tax basis returns of capital. Overdistributed net investment income at June 30, 2018 was $484,384. The disaggregated distributions information for the year ended June 30, 2018 is included in Note 7, Distributions to Shareholders, in the notes to the financial statements.

[2]	For the period from July 31, 2018 (commencement of class operations) to December 31, 2018

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Ultra Short-Term Municipal Income Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2018 (unaudited)	Year ended June 30
CLASS A		2018	2017	2016	2015[1]	2014[1]
Net asset value, beginning of period	$9.57	$9.57	$9.63	$9.61	$9.64	$9.64
Net investment income	0.06	0.08	0.06	0.04	0.02	0.04
Net realized and unrealized gains (losses) on investments	0.00 [2]	0.00 [2]	(0.06)	0.02	(0.03)	0.00 [2]

Total from investment operations	0.06	0.08	0.00	0.06	(0.01)	0.04
Distributions to shareholders from
Net investment income	(0.06)	(0.08)	(0.06)	(0.04)	(0.02)	(0.04)
Net realized gains	0.00	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.06)	(0.08)	(0.06)	(0.04)	(0.02)	(0.04)
Net asset value, end of period	$9.57	$9.57	$9.57	$9.63	$9.61	$9.64
Total return[3]	0.61%	0.88%	(0.04)%	0.61%	(0.07)%	0.35%
Ratios to average net assets (annualized)
Gross expenses	0.77%	0.77%	0.75%	0.75%	0.75%	0.75%
Net expenses	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%
Net investment income	1.20%	0.86%	0.57%	0.38%	0.23%	0.34%
Supplemental data
Portfolio turnover rate	28%	50%	56%	41%	44%	51%
Net assets, end of period (000s omitted)	$548,289	$702,570	$971,189	$1,209,818	$961,485	$1,582,112

[1]	A one-for-two share split took place after the close of business on June 12, 2015 for all classes of the Fund. The per share information has been adjusted to give effect to this transaction.

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Ultra Short-Term Municipal Income Fund	35

(For a share outstanding throughout each period)

	Six months ended December 31, 2018 (unaudited)	Year ended June 30
CLASS C		2018	2017	2016	2015[1]	2014[1]
Net asset value, beginning of period	$9.40	$9.40	$9.47	$9.49	$9.58	$9.62
Net investment income (loss)	0.02 [2]	0.01 [2]	(0.02)[2]	(0.04)[2]	(0.11)	(0.04)[2]
Net realized and unrealized gains (losses) on investments	(0.01)	0.00 [3]	(0.05)	0.02	0.02	0.00 [3]

Total from investment operations	0.01	0.01	(0.07)	(0.02)	(0.09)	(0.04)
Distributions to shareholders from
Net investment income	(0.02)	(0.01)	(0.00)[3]	0.00	0.00	0.00
Net realized gains	0.00	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]

Total distributions to shareholders	(0.02)	(0.01)	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]
Net asset value, end of period	$9.39	$9.40	$9.40	$9.47	$9.49	$9.58
Total return[4]	0.13%	0.16%	(0.73)%	(0.19)%	(0.93)%	(0.40)%
Ratios to average net assets (annualized)
Gross expenses	1.52%	1.52%	1.50%	1.50%	1.50%	1.50%
Net expenses	1.42%	1.42%	1.42%	1.42%	1.42%	1.42%
Net investment income (loss)	0.47%	0.11%	(0.18)%	(0.37)%	(0.52)%	(0.41)%
Supplemental data
Portfolio turnover rate	28%	50%	56%	41%	44%	51%
Net assets, end of period (000s omitted)	$18,782	$17,154	$23,650	$31,837	$42,289	$59,352

[1]	A one-for-two share split took place after the close of business on June 12, 2015 for all classes of the Fund. The per share information has been adjusted to give effect to this transaction.

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Ultra Short-Term Municipal Income Fund	Financial highlights

(For a share outstanding throughout the period)

CLASS R6	Period ended December 31, 2018¹ (unaudited)
Net asset value, beginning of period	$9.58
Net investment income	0.07 [2]
Net realized and unrealized gains (losses) on investments	(0.01)

Total from investment operations	0.06
Distributions to shareholders from
Net investment income	(0.07)
Net asset value, end of period	$9.57
Total return[3]	0.57%
Ratios to average net assets (annualized)
Gross expenses	0.39%
Net expenses	0.32%
Net investment income	1.71%
Supplemental data
Portfolio turnover rate	28%
Net assets, end of period (000s omitted)	$958,817

[1]	For the period from July 31, 2018 (commencement of class operations) to December 31, 2018

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Ultra Short-Term Municipal Income Fund	37

(For a share outstanding throughout each period)

	Six months ended December 31, 2018 (unaudited)	Year ended June 30
ADMINISTRATOR CLASS		2018	2017	2016	2015[1]	2014[1]
Net asset value, beginning of period	$9.57	$9.57	$9.63	$9.61	$9.64	$9.64
Net investment income	0.06 [2]	0.08 [2]	0.06	0.04	0.03	0.04
Net realized and unrealized gains (losses) on investments	0.00 [3]	0.01	(0.06)	0.02	(0.03)	0.00 [3]

Total from investment operations	0.06	0.09	0.00	0.06	0.00	0.04
Distributions to shareholders from
Net investment income	(0.06)	(0.09)	(0.06)	(0.04)	(0.03)	(0.04)
Net realized gains	0.00	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]

Total distributions to shareholders	(0.06)	(0.09)	(0.06)	(0.04)	(0.03)	(0.04)
Net asset value, end of period	$9.57	$9.57	$9.57	$9.63	$9.61	$9.64
Total return[4]	0.65%	0.95%	0.03%	0.68%	0.00%	0.42%
Ratios to average net assets (annualized)
Gross expenses	0.71%	0.70%	0.70%	0.68%	0.69%	0.69%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	1.27%	0.82%	0.69%	0.45%	0.30%	0.41%
Supplemental data
Portfolio turnover rate	28%	50%	56%	41%	44%	51%
Net assets, end of period (000s omitted)	$38,010	$53,746	$1,946,987	$226,125	$328,134	$407,791

[1]	A one-for-two share split took place after the close of business on June 12, 2015 for all classes of the Fund. The per share information has been adjusted to give effect to this transaction.

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

38	Wells Fargo Ultra Short-Term Municipal Income Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2018 (unaudited)	Year ended June 30
INSTITUTIONAL CLASS		2018	2017	2016	2015[1]	2014[1]
Net asset value, beginning of period	$9.57	$9.58	$9.63	$9.61	$9.64	$9.64
Net investment income	0.07	0.11	0.08 [2]	0.07	0.05	0.06
Net realized and unrealized gains (losses) on investments	0.00 [3]	(0.01)	(0.05)	0.02	(0.03)	0.00 [3]

Total from investment operations	0.07	0.10	0.03	0.09	0.02	0.06
Distributions to shareholders from
Net investment income	(0.07)	(0.11)	(0.08)	(0.07)	(0.05)	(0.06)
Net realized gains	0.00	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]

Total distributions to shareholders	(0.07)	(0.11)	(0.08)	(0.07)	(0.05)	(0.06)
Net asset value, end of period	$9.57	$9.57	$9.58	$9.63	$9.61	$9.64
Total return[4]	0.77%	1.07%	0.36%	0.91%	0.23%	0.65%
Ratios to average net assets (annualized)
Gross expenses	0.44%	0.44%	0.42%	0.42%	0.42%	0.42%
Net expenses	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%
Net investment income	1.49%	1.16%	0.86%	0.68%	0.54%	0.64%
Supplemental data
Portfolio turnover rate	28%	50%	56%	41%	44%	51%
Net assets, end of period (000s omitted)	$1,342,247	$2,141,197	$2,713,317	$4,061,647	$3,930,234	$3,403,244

[1]	A one-for-two share split took place after the close of business on June 12, 2015 for all classes of the Fund. The per share information has been adjusted to give effect to this transaction.

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund	39

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Ultra Short-Term Municipal Income Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

40	Wells Fargo Ultra Short-Term Municipal Income Fund	Notes to financial statements (unaudited)

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of December 31, 2018, the aggregate cost of all investments for federal income tax purposes was $2,924,892,070 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$1,966,369

Gross unrealized losses	(4,201,952)

Net unrealized losses	$(2,235,583)

As of June 30, 2018, the Fund had capital loss carryforwards which consisted of $2,986,678 in short-term capital losses and $5,235,390 in long-term capital losses.

As of June 30, 2018, the Fund had current year deferred post-October capital losses consisting of $161,994 in short-term losses and $17,648,790 in long-term losses which were recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Municipal obligations	$0	$2,862,958,182	$0	$2,862,958,182

Other	0	39,800,000	0	39,800,000

Short-term investments

Investment companies	19,898,305	0	0	19,898,305

Total assets	$19,898,305	$2,902,758,182	$0	$2,922,656,487

Notes to financial statements (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund	41

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At December 31, 2018, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.35% and declining to 0.255% as the average daily net assets of the Fund increase. For the six months ended December 31, 2018, the management fee was equivalent to an annual rate of 0.33% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.16%

Class R6	0.03

Administrator Class	0.10

Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund level expenses on a proportionate basis and then from class specific expenses; otherwise, waivers and/or reimbursements are applied against class specific expenses before fund level expenses. Funds Management has committed through October 31, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.67% for Class A shares, 1.42% for Class C shares, 0.32% for Class R6 shares, 0.60% for Administrator Class shares, and 0.37% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2018, Funds Distributor received $777 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2018.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

42	Wells Fargo Ultra Short-Term Municipal Income Fund	Notes to financial statements (unaudited)

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $419,060,000 and $546,320,000 in interfund purchases and sales, respectively, during the six months ended December 31, 2018.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2018 were $892,901,859 and $648,889,836, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended December 31, 2018, there were no borrowings by the Fund under the agreement.

7. DISTRIBUTIONS TO SHAREHOLDERS

Effective for all filings after November 4, 2018, the Securities and Exchange Commission eliminated the requirement to separately state the components of distributions to shareholders under U.S. generally accepted accounting principles. The amounts of distributions to shareholders for the year ended June 30, 2018 were as follows:

Net investment income

Class A	$7,085,882

Class C	29,395

Administrator Class	10,119,588

Institutional Class	28,738,290

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. REDEMPTIONS IN-KIND

After the close of business on February 2, 2018, the Fund redeemed assets through an in-kind redemption. In the redemption transaction, the Fund issued securities with a value of $579,567,077 and cash in the amount of $20,646,313. The Fund recognized losses in the amount of $907,398 which are reflected on the Statement of Changes in Net Assets. The redemption in-kind by a shareholder of Administrator Class represented 13% of the Fund and are reflected on the Statement of Changes in Net Assets.

After the close of business on February 9, 2018, the Fund redeemed assets through an in-kind redemption. In the redemption transaction, the Fund issued securities with a value of $404,757,400 and cash in the amount of $13,121,572. The Fund recognized losses in the amount of $645,597 which are reflected on the Statement of Changes in Net Assets. The redemption in-kind by a shareholder of Administrator Class represented 10% of the Fund and are reflected on the Statement of Changes in Net Assets.

Notes to financial statements (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund	43

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

44	Wells Fargo Ultra Short-Term Municipal Income Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund	45

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 152 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr.[3] (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson[3] (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

46	Wells Fargo Ultra Short-Term Municipal Income Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Michael S. Scofield[4] (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	N/A

Pamela Wheelock (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently the Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Other information (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund	47

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Alexander Kymn (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 76 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 76 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

[3]	Mr. Harris replaced Ms. Johnson as the Chairman of the Audit Committee effective January 1, 2019.

[4]	Mr. Scofield retired on December 31, 2018.

48	Wells Fargo Ultra Short-Term Municipal Income Fund	Appendix A (unaudited)

SALES CHARGE REDUCTIONS AND WAIVERS FOR CERTAIN INTERMEDIARIES

Raymond James & Associates, Inc., Raymond James Financial Services & Raymond James affiliates (“Raymond James”)

Effective on or about March 1, 2019, shareholders purchasing Fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end Sales Load Waivers on Class A shares Available at Raymond James

•	Shares purchased in an investment advisory program.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•

A shareholder in the fund’s Class C shares will have their shares automatically exchanged at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the exchange is in line with the policies and procedures of Raymond James.

CDSC Waivers on Class A and C Shares Available at Raymond James

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

•	Return of excess contributions from an IRA Account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the Fund’s prospectus.

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•	Shares acquired through a right of reinstatement.

Front-end Load Discounts Available at Raymond James: Breakpoints, and/or Rights of Accumulation

•	Breakpoints as described in the Fund’s Prospectus.

•

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker/dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2019 Wells Fargo Funds Management, LLC. All rights reserved.

320453 02-19 SA258/SAR258 12-18

Semi-Annual Report

December 31, 2018

Wells Fargo Wisconsin Tax-Free Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Wisconsin Tax-Free Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Global trade tensions escalated during the third quarter of 2018.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Wisconsin Tax-Free Fund for the six-month period that ended December 31, 2018. During the reporting period, the U.S. generated encouraging economic and business data that was offset by less positive and more inconsistent data from international markets. Investment returns were generally negative as geopolitical tensions and uncertainty tended to distract investors from more favorable underlying trends.

For the period, U.S. stocks, as measured by the S&P 500 Index,1 fell 6.85% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 declined 10.84%. Based on the MSCI EM Index (Net),3 emerging market stocks lost 8.48%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 gained 1.65% while the Bloomberg Barclays Global Aggregate ex-USD Index5 fell 0.84%. The Bloomberg Barclays Municipal Bond Index6 gained 1.53% while the ICE BofAML U.S. High Yield Index7 declined 2.34%.

Global trade tensions prompted investor concerns.

Global trade tensions escalated during the third quarter of 2018. The U.S. imposed tariffs on a wide range of products manufactured overseas. Foreign governments retaliated with tariffs that punished U.S. commodity producers and product manufacturers. Investors wondered about next steps as divergence in global economic policies and growth prospects widened.

During the summer months, the U.S. economy strengthened. Revised second-quarter gross domestic product (GDP) growth data released in August showed the U.S. economy growing at a 4.2% rate. The unemployment rate in the U.S. was 3.7% by the end of September, according to the U.S. Department of Labor. Wages showed more consistent growth, and consumer confidence remained strong. Several U.S. equity market indices reached records during August, with the S&P 500 Index gaining 7.71% for the three-month period that ended September 30, 2018. In contrast, the MSCI ACWI ex USA Index (Net) gained 0.71% while the MSCI EM Index (Net) declined 1.09% during the same three-month period.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2018. ICE Data Indices, LLC. All rights reserved.

Letter to shareholders (unaudited)	Wells Fargo Wisconsin Tax-Free Fund	3

Economic signals overseas were mixed as the third quarter ended and the fourth quarter began. In particular, signs of slowing economic growth in China created uncertainty for investors. Amid rising trade tensions, the People’s Bank of China cut reserve requirement ratios and accelerated infrastructure spending and tax cuts for business enterprises and individuals. Nevertheless, a strengthening U.S. dollar and trade tensions remained headwinds for investors overseas.

Equity markets were volatile during the fourth quarter.

Negative stock market performance during October and December bracketed a mildly positive November, as measured by the S&P 500 Index and the MSCI ACWI ex USA Index (Net). As interest rates and bond yields gained during October, stock markets struggled. Readings on consumer sentiment and business spending were mixed. Markets rebounded in November. The U.S. and China agreed to halt further increases in tariffs and engage in additional negotiations. While November returns were positive, the loss for the full fourth quarter was substantial for equity investors globally, with the S&P down 13.52% and the MSCI ACWI ex USA Index (Net) down 11.46%. December’s S&P 500 Index performance was the lowest since 1931. Globally, fixed income investments fared better than stocks during the last two months of the year as conflicting signals unsettled investors’ outlooks.

Equity investors confronted a number of changing conditions. In November’s mid-term elections, control of the U.S. House of Representatives shifted from Republicans to Democrats, presaging potential partisan disputes. Progress on Brexit negotiations stalled in the UK. In China, the value of the yuan declined to low levels last seen in 2008. Oil prices continued to fall. The Fed increased the federal funds rate by 25 bps to a target range of between 2.25% and 2.50% in December 2018. A late-December dispute over spending and immigration policy resulted in a partial U.S. government shutdown that continued through the end of the period.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Economic signals overseas were mixed as the third quarter ended and the fourth quarter began.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

4	Wells Fargo Wisconsin Tax-Free Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax and Wisconsin individual income tax.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Lyle J. Fitterer, CFA®‡, CPA

Bruce R. Johns

Thomas Stoeckmann

Average annual total returns (%) as of December 31, 2018

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (WWTFX)	3-31-2008	-3.06	2.06	3.43	1.49	3.00	3.91	0.88	0.70

Class C (WWTCX)	12-26-2002	-0.27	2.23	3.12	0.73	2.23	3.12	1.63	1.45

Institutional Class (WWTIX)[3]	10-31-2016	–	–	–	1.67	3.08	3.95	0.55	0.52

Bloomberg Barclays Municipal Bond Index[4]	–	–	–	–	1.28	3.82	4.85	–	–

Bloomberg Barclays Wisconsin Municipal Bond Index[5]	–	–	–	–	1.32	3.45	4.73	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to Wisconsin and Puerto Rico municipal securities risk and high-yield securities, and non-diversification risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Wisconsin Tax-Free Fund	5

Effective maturity distribution as of December 31, 2018[6]

Credit quality as of December 31, 2018[7]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has contractually committed through October 31, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Class A shares, and is not adjusted to reflect Institutional Class expenses. If these expenses had been included, returns for Institutional Class would be higher.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[5]	The Bloomberg Barclays Wisconsin Municipal Bond Index is the Wisconsin component of the Bloomberg Barclays Municipal Bond Index. You cannot invest directly in an index.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[7]

The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/ or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

6	Wells Fargo Wisconsin Tax-Free Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2018 to December 31, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2018	Ending account value 12-31-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A

Actual	$1,000.00	$1,014.52	$3.55	0.70%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57	0.70%
Class C

Actual	$1,000.00	$1,010.70	$7.35	1.45%

Hypothetical (5% return before expenses)	$1,000.00	$1,017.90	$7.38	1.45%
Institutional Class

Actual	$1,000.00	$1,015.44	$2.64	0.52%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.65	0.52%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Wisconsin Tax-Free Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 98.20%

Guam: 4.57%

Airport Revenue: 2.55%

Guam International Airport Authority Series C (AGM Insured)	6.13%	10-1-2043	$1,500,000	$1,715,753

Guam Port Authority AMT Series A	5.00	7-1-2048	1,000,000	1,087,410

Guam Port Authority AMT Series B	5.00	7-1-2034	445,000	482,794

				3,285,957

Miscellaneous Revenue: 1.61%

Guam Government Limited Obligation Bonds Section 30 Series A	5.38	12-1-2024	1,000,000	1,032,520

Guam Government Limited Obligation Bonds Section 30 Series A	5.50	12-1-2019	1,000,000	1,033,640

				2,066,160

Utilities Revenue: 0.41%

Guam Power Authority Series A (AGM Insured)	5.00	10-1-2020	500,000	524,515

				5,876,632

Illinois: 4.28%

GO Revenue: 3.22%

Chicago IL CAB City Colleges (National Insured) (z)	4.46	1-1-2027	1,000,000	734,340

Chicago IL Park District Special Recreation Activity Series E	5.00	11-15-2027	1,000,000	1,118,370

Chicago IL Series A	5.00	1-1-2027	1,700,000	1,770,805

Illinois Refunding Bond Series 2018A	5.00	10-1-2021	500,000	522,105

				4,145,620

Miscellaneous Revenue: 0.21%

Illinois	5.50	7-1-2026	250,000	269,013

Tax Revenue: 0.78%

Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series B	5.00	12-15-2028	970,000	1,003,475

Water & Sewer Revenue: 0.07%

Chicago IL Waterworks Unrefunded Bond (AGM Insured)	5.00	11-1-2020	95,000	95,254

				5,513,362

Michigan: 0.09%

Miscellaneous Revenue: 0.09%

Michigan Municipal Bond Authority Local Government Loan Program Series A (Ambac Insured)	4.00	11-1-2021	110,000	109,998

New Jersey: 1.76%

Miscellaneous Revenue: 0.87%

New Jersey EDA Series EE	5.00	9-1-2023	1,070,000	1,121,521

Transportation Revenue: 0.89%

New Jersey TTFA CAB Series A (z)	5.85	12-15-2031	2,000,000	1,144,080

				2,265,601

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Wisconsin Tax-Free Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New York: 0.70%

Education Revenue: 0.70%

Hempstead NY Local Development Corporation The Academy Charter School Project Series A	6.24%	2-1-2047	$1,000,000	$905,960

Puerto Rico: 1.04%

Transportation Revenue: 1.04%

Puerto Rico Highway & Transportation Authority Refunding Bond Series L (AGC Insured)	5.25	7-1-2019	1,000,000	1,011,900

Puerto Rico Highway & Transportation Authority Refunding Bond Series L (BHAC/FGIC Insured)	5.25	7-1-2021	300,000	321,714

				1,333,614

Texas: 1.59%

GO Revenue: 1.59%

Denton Texas Independent School District School Building	4.00	8-15-2048	2,000,000	2,044,860

Virgin Islands: 3.88%

Miscellaneous Revenue: 2.29%

Virgin Islands PFA 144A	5.00	9-1-2020	750,000	774,473

Virgin Islands PFA Gross Receipts Taxes Loan Notes (National Insured)	4.00	10-1-2020	450,000	452,709

Virgin Islands PFA Gross Receipts Taxes Loan Notes (AGM Insured)	4.00	10-1-2022	1,690,000	1,719,051

				2,946,233

Tax Revenue: 1.59%

Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series B (AGM Insured)	5.00	10-1-2025	2,000,000	2,044,060

				4,990,293

Wisconsin: 80.29%

Education Revenue: 11.61%

Green Bay WI Housing Authority University Village Housing Incorporated	4.38	4-1-2022	200,000	202,328

Green Bay WI Housing Authority University Village Housing Incorporated	5.00	4-1-2030	1,410,000	1,438,792

Madison WI CDA Wisconsin Alumni Research Foundation	5.00	10-1-2023	150,000	153,473

Madison WI CDA Wisconsin Alumni Research Foundation	5.00	10-1-2025	475,000	485,996

Madison WI CDA Wisconsin Alumni Research Foundation	5.00	10-1-2039	5,000,000	5,106,400

Milwaukee WI RDA Milwaukee School of Engineering Project (AGM Insured)	2.75	4-1-2021	1,080,000	1,094,580

Milwaukee WI RDA Milwaukee School of Engineering Project (AGM Insured)	4.10	4-1-2032	1,500,000	1,545,900

Milwaukee WI RDA Science Education Consortium Incorporated Project Series A	6.25	8-1-2043	2,100,000	2,256,702

Platteville WI RDA University of Wisconsin Platteville Real Estate Foundation Incorporated	5.00	7-1-2022	1,065,000	1,104,671

Platteville WI RDA University of Wisconsin Platteville Real Estate Foundation Incorporated	5.00	7-1-2032	1,500,000	1,545,015

				14,933,857

GO Revenue: 1.90%

Milwaukee WI Series B6	2.00	4-1-2021	175,000	175,382

Milwaukee WI Series B6	3.00	4-1-2024	570,000	595,052

Milwaukee WI Series B6	5.00	4-1-2022	350,000	383,509

Milwaukee WI Series B6	5.00	4-1-2023	580,000	650,453

Milwaukee WI Series B6	5.00	4-1-2025	550,000	641,119

				2,445,515

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Wisconsin Tax-Free Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Health Revenue: 13.98%

University Wisconsin Hospital and Clinics Authority Revenue Various Refunding Bond Series B (JPMorgan Chase & Company SPA) ø	1.72%	4-1-2048	$1,000,000	$1,000,000

University Wisconsin Hospital and Clinics Authority Revenue Various Refunding Bond Series C (BMO Harris Bank NA SPA) ø	1.70	4-1-2048	2,000,000	2,000,000

Wisconsin HEFA Bellin Memorial Hospital Obligated Group	4.00	12-1-2035	1,000,000	1,034,410

Wisconsin HEFA Bellin Memorial Hospital Obligated Group	5.00	12-1-2025	1,500,000	1,687,035

Wisconsin HEFA Bellin Memorial Hospital Obligated Group	5.00	12-1-2026	1,740,000	1,955,099

Wisconsin HEFA Bellin Memorial Hospital Obligated Group (Ambac Insured)	5.50	2-15-2019	15,000	15,062

Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2020	850,000	877,617

Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2027	400,000	462,228

Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2028	650,000	747,559

Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2029	500,000	570,005

Wisconsin HEFA Monroe Clinic Incorporated	3.00	2-15-2035	520,000	540,914

Wisconsin HEFA Monroe Clinic Incorporated	4.00	2-15-2031	900,000	992,808

Wisconsin HEFA Monroe Clinic Incorporated	4.00	2-15-2033	550,000	606,716

Wisconsin HEFA Monroe Clinic Incorporated	5.00	2-15-2028	880,000	1,024,452

Wisconsin HEFA Monroe Clinic Incorporated	5.00	2-15-2029	575,000	669,386

Wisconsin HEFA Monroe Clinic Incorporated	5.00	2-15-2030	300,000	349,245

Wisconsin HEFA Rogers Memorial Hospital Incorporated Series B	5.00	7-1-2044	3,250,000	3,458,325

				17,990,861

Housing Revenue: 11.81%

Wisconsin Housing & EDA AMT Series A	4.63	11-1-2037	25,000	25,014

Wisconsin Housing & EDA Madison Pool Project Series A	4.55	7-1-2037	165,000	171,843

Wisconsin Housing & EDA Madison Pool Project Series A	4.70	7-1-2047	2,300,000	2,379,787

Wisconsin Housing & EDA Madison Pool Project Series A	4.85	7-1-2052	3,000,000	3,088,380

Wisconsin Housing & EDA Series A	1.55	12-1-2019	55,000	54,847

Wisconsin Housing & EDA Series A	1.95	12-1-2020	55,000	55,020

Wisconsin Housing & EDA Series A	3.00	5-1-2022	100,000	102,293

Wisconsin Housing & EDA Series A	3.00	11-1-2022	125,000	128,140

Wisconsin Housing & EDA Series A	3.40	11-1-2032	2,450,000	2,453,259

Wisconsin Housing & EDA Series A	3.95	11-1-2038	2,000,000	2,008,800

Wisconsin Housing & EDA Series A	4.05	12-1-2049	800,000	802,808

Wisconsin Housing & EDA Series A	5.75	11-1-2043	2,835,000	2,906,867

Wisconsin Housing & EDA Series C	3.88	11-1-2035	1,000,000	1,016,530

				15,193,588

Miscellaneous Revenue: 22.14%

Brookfield WI Community Development & RDA Series A	1.35	6-1-2019	750,000	747,045

Cudahy WI CDA Series A	1.75	6-1-2019	300,000	299,553

Cudahy WI CDA Series A	1.95	6-1-2019	145,000	145,004

Cudahy WI CDA Series C	1.05	6-1-2019	125,000	124,305

Glendale WI CDA Bayshore Public Parking	1.50	10-1-2019	375,000	373,020

Kaukauna WI RDA	3.75	6-1-2032	850,000	864,535

Kaukauna WI RDA	4.00	6-1-2019	50,000	50,431

Kaukauna WI RDA	4.00	6-1-2020	100,000	102,852

Kaukauna WI RDA	4.00	6-1-2021	310,000	322,657

Kaukauna WI RDA	4.00	6-1-2022	235,000	247,714

Kaukauna WI RDA	4.00	6-1-2023	200,000	213,314

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Wisconsin Tax-Free Fund	Portfolio of investments—December 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Miscellaneous Revenue (continued)

Kaukauna WI RDA	4.00%	6-1-2025	$425,000	$459,136

Kaukauna WI RDA	4.00	6-1-2028	425,000	451,397

Kaukauna WI RDA	4.00	6-1-2035	900,000	931,905

Milwaukee WI RDA Lease Public Schools Series	5.00	11-15-2033	750,000	848,775

Milwaukee WI RDA Lease Public Schools Series A	5.00	11-15-2026	220,000	259,222

Milwaukee WI RDA Milwaukee Public Schools	5.00	11-15-2034	675,000	760,887

Milwaukee WI RDA Milwaukee Public Schools	5.00	11-15-2035	1,000,000	1,125,010

Milwaukee WI RDA Milwaukee Public Schools	5.00	11-15-2036	500,000	560,660

Milwaukee WI RDA Milwaukee Public Schools Series A	5.00	11-15-2027	1,020,000	1,186,025

Milwaukee WI RDA Milwaukee Public Schools Series A	5.00	11-15-2028	1,000,000	1,156,630

Milwaukee WI RDA Milwaukee Public Schools Series A	5.00	11-15-2031	750,000	853,260

Milwaukee WI RDA Public Schools Series A	5.00	8-1-2019	915,000	931,424

Milwaukee WI RDA Public Schools Series A	5.00	8-1-2020	1,100,000	1,152,569

Milwaukee WI RDA Public Schools Series A	5.00	8-1-2021	3,330,000	3,573,623

Milwaukee WI RDA Summer Festival Project	4.60	8-1-2024	870,000	880,649

Milwaukee WI RDA Summer Festival Project	4.70	8-1-2025	110,000	111,397

Milwaukee WI RDA Summer Festival Project	5.00	8-1-2030	5,000,000	5,072,300

Prairie du Chien WI RDA Series B	1.65	9-1-2020	200,000	198,034

Warrens WI CDA Economic Improvements	5.10	11-1-2020	70,000	65,712

Weston WI CDA Series A	1.40	10-1-2019	625,000	619,769

Weston WI CDA Series A	1.50	10-1-2020	500,000	491,180

Weston WI CDA Series A	1.60	10-1-2021	340,000	331,371

Weston WI CDA Series A	1.75	10-1-2022	200,000	193,876

Weston WI CDA Series A	1.90	10-1-2023	100,000	97,179

Weston WI CDA Series A	2.00	10-1-2024	625,000	606,088

Weston WI CDA Series A	2.15	10-1-2025	615,000	598,026

Weston WI CDA Series A	2.25	10-1-2026	940,000	928,109

Weston WI CDA Series A	2.40	10-1-2027	570,000	561,125

				28,495,768

Tax Revenue: 18.85%

Mount Pleasant WI Tax Increment Series 2018A	4.00	4-1-2035	1,295,000	1,333,319

Mount Pleasant WI Tax Increment Series 2018A	5.00	4-1-2034	1,000,000	1,127,650

Southeast Wisconsin Professional Baseball Park District Series A (National Insured)	5.50	12-15-2019	100,000	103,507

Southeast Wisconsin Professional Baseball Park District Series A (National Insured)	5.50	12-15-2021	2,000,000	2,206,200

Southeast Wisconsin Professional Baseball Park District Series A (National Insured)	5.50	12-15-2023	1,600,000	1,845,520

Southeast Wisconsin Professional Baseball Park District Series A (National Insured)	5.50	12-15-2026	2,435,000	2,892,342

Warrens WI CDA Interim Workout Extension	3.70	11-1-2029	155,045	94,221

Wisconsin Center District CAB (AGM Insured) (z)	4.83	12-15-2030	295,000	203,057

Wisconsin Center District CAB Senior Dedicated Milwaukee Arena Project Series A (Build America Mutual Assurance Company Insured) (z)	4.04	12-15-2033	2,985,000	1,735,628

Wisconsin Center District CAB Series A (National Insured) (z)	2.59	12-15-2019	275,000	269,343

Wisconsin Center District CAB Series A (National Insured) (z)	3.09	12-15-2027	100,000	76,876

Wisconsin Center District Junior Dedicated Bond (AGM Insured)	5.25	12-15-2019	500,000	515,355

Wisconsin Center District Junior Dedicated Bond (AGM Insured)	5.25	12-15-2023	2,150,000	2,362,850

Wisconsin Center District Junior Dedicated Bond (AGM Insured)	5.25	12-15-2027	1,005,000	1,159,760

Wisconsin Center District Junior Dedicated Bond Series A	5.00	12-15-2022	730,000	800,825

Wisconsin Center District Junior Dedicated Bond Series A	5.00	12-15-2030	2,100,000	2,284,716

Wisconsin Center District Milwaukee Arena Project	4.00	12-15-2032	1,100,000	1,172,941

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2018 (unaudited)	Wells Fargo Wisconsin Tax-Free Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Tax Revenue (continued)

Wisconsin Center District Milwaukee Arena Project	4.00%	12-15-2033	$920,000	$976,580

Wisconsin Center District Milwaukee Arena Project	4.00	12-15-2034	2,000,000	2,109,360

Wisconsin Oneida Tribe of Indians 144A	5.50	2-1-2021	965,000	986,384

				24,256,434

				103,316,023

Total Municipal Obligations (Cost $124,343,082)				126,356,343

	Yield
Short-Term Investments: 0.04%

U.S. Treasury Securities: 0.04%

U.S. Treasury Bill (z)#	2.32	3-14-2019	50,000	49,761

Total Short-Term Investments (Cost $49,766)				49,761

Total investments in securities (Cost $124,392,848)	98.24%	126,406,104

Other assets and liabilities, net	1.76	2,269,359

Total net assets	100.00%	$128,675,463

(z)	Zero coupon security. The rate represents the purchase yield to maturity.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Abbreviations:

AGC	Assured Guaranty Corporation

AGM	Assured Guaranty Municipal

Ambac	Ambac Financial Group Incorporated

AMT	Alternative minimum tax

BHAC	Berkshire Hathaway Assurance Corporation

CAB	Capital appreciation bond

CDA	Community Development Authority

EDA	Economic Development Authority

FGIC	Financial Guaranty Insurance Corporation

GO	General obligation

HEFA	Health & Educational Facilities Authority

National	National Public Finance Guarantee Corporation

PFA	Public Finance Authority

RDA	Redevelopment Authority

TTFA	Transportation Trust Fund Authority

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Wisconsin Tax-Free Fund	Statement of assets and liabilities—December 31, 2018 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $124,392,848)	$126,406,104
Cash	453,348
Receivable for investments sold	445,000
Receivable for Fund shares sold	103,289
Receivable for interest	1,368,781
Prepaid expenses and other assets	88,305

Total assets	128,864,827

Liabilities
Payable for Fund shares redeemed	91,610
Dividends payable	39,463
Management fee payable	24,629
Administration fees payable	15,187
Distribution fee payable	4,998
Trustees’ fees and expenses payable	919
Shareholder servicing fees payable	12,558

Total liabilities	189,364

Total net assets	$128,675,463

NET ASSETS CONSIST OF
Paid-in capital	$126,753,779
Total distributable earnings	1,921,684

Total net assets	$128,675,463

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$80,930,912
Shares outstanding – Class A1	7,527,457
Net asset value per share – Class A	$10.75
Maximum offering price per share – Class A2	$11.26
Net assets – Class C	$7,553,785
Shares outstanding – Class C1	702,600
Net asset value per share – Class C	$10.75
Net assets – Institutional Class	$40,190,766
Shares outstanding – Institutional Class[1]	3,737,899
Net asset value per share – Institutional Class	$10.75

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended December 31, 2018 (unaudited)	Wells Fargo Wisconsin Tax-Free Fund	13

Investment income
Interest	$2,230,678

Expenses
Management fee	264,193
Administration fees
Class A	68,496
Class C	6,448
Institutional Class	15,367
Shareholder servicing fees
Class A	107,025
Class C	10,074
Distribution fee
Class C	30,223
Custody and accounting fees	2,059
Professional fees	26,181
Registration fees	29,504
Trustees’ fees and expenses	10,608
Other fees and expenses	6,092

Total expenses	576,270
Less: Fee waivers and/or expense reimbursements	(118,284)

Net expenses	457,986

Net investment income	1,772,692

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(56,586)
Futures contracts	129,518

Net realized gains on investments	72,932
Net change in unrealized gains (losses) on investments	(5,194)

Net realized and unrealized gains (losses) on investments	67,738

Net increase in net assets resulting from operations	$1,840,430

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Wisconsin Tax-Free Fund	Statement of changes in net assets

	Six months ended December 31, 2018 (unaudited)		Year ended June 30, 2018[1]

Operations
Net investment income		$1,772,692		$3,599,283
Net realized gains on investments		72,932		438,289
Net change in unrealized gains (losses) on investments		(5,194)		(1,547,565)

Net increase in net assets resulting from operations		1,840,430		2,490,007

Distributions to shareholders from net investment income and net realized gains
Class A		(1,144,887)		(2,888,504)
Class C		(77,729)		(159,161)
Institutional Class		(549,649)		(551,618)

Total distributions to shareholders		(1,772,265)		(3,599,283)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	473,262	5,066,032	1,129,437	12,227,348
Class C	54,763	585,050	97,473	1,053,625
Institutional Class	974,223	10,365,775	2,428,890	26,124,983

		16,016,857		39,405,956

Reinvestment of distributions
Class A	88,349	943,947	237,522	2,567,343
Class C	7,228	77,215	14,637	158,123
Institutional Class	50,854	543,348	51,060	550,646

		1,564,510		3,276,112

Payment for shares redeemed
Class A	(1,208,392)	(12,852,095)	(5,332,606)	(57,620,587)
Class C	(114,052)	(1,215,338)	(229,697)	(2,483,639)
Institutional Class	(655,688)	(6,983,505)	(364,389)	(3,932,185)

		(21,050,938)		(64,036,411)

Net decrease in net assets resulting from capital share transactions		(3,469,571)		(21,354,343)

Total decrease in net assets		(3,401,406)		(22,463,619)

Net assets
Beginning of period		132,076,869		154,540,488

End of period		$128,675,463		$132,076,869

[1]

Effective for all filings after November 4, 2018, the SEC prospectively eliminated the requirement to parenthetically disclose undistributed net investment income at the end of the period and permitted the aggregation of distributions, with the exception of tax basis returns of capital. Overdistributed net investment income at June 30, 2018 was $10,724. The disaggregated distributions information for the year ended June 30, 2018 is included in Note 8, Distributions to Shareholders, in the notes to the financial statements.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Wisconsin Tax-Free Fund	15

(For a share outstanding throughout each period)

	Six months ended December 31, 2018 (unaudited)	Year ended June 30
CLASS A		2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.74	$10.83	$11.16	$10.83	$10.96	$10.86
Net investment income	0.14	0.28	0.26	0.25	0.24	0.33
Net realized and unrealized gains (losses) on investments	0.01	(0.09)	(0.32)	0.33	(0.02)	0.18

Total from investment operations	0.15	0.19	(0.06)	0.58	0.22	0.51
Distributions to shareholders from
Net investment income	(0.14)	(0.28)	(0.26)	(0.25)	(0.24)	(0.33)
Net realized gains	0.00	0.00	(0.01)	(0.00)[1]	(0.11)	(0.08)

Total distributions to shareholders	(0.14)	(0.28)	(0.27)	(0.25)	(0.35)	(0.41)
Net asset value, end of period	$10.75	$10.74	$10.83	$11.16	$10.83	$10.96
Total return[2]	1.45%	1.76%	(0.48)%	5.44%	2.07%	4.80%
Ratios to average net assets (annualized)
Gross expenses	0.92%	0.88%	0.93%	0.94%	0.90%	0.92%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	2.67%	2.57%	2.41%	2.26%	2.22%	3.02%
Supplemental data
Portfolio turnover rate	4%	11%	27%	16%	28%	25%
Net assets, end of period (000s omitted)	$80,931	$87,790	$131,518	$160,480	$23,824	$19,825

[1]	Amount is less than $0.005.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Wisconsin Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2018 (unaudited)	Year ended June 30
CLASS C		2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.74	$10.83	$11.16	$10.83	$10.96	$10.86
Net investment income	0.10	0.20	0.18	0.17	0.16	0.25
Net realized and unrealized gains (losses) on investments	0.01	(0.09)	(0.32)	0.33	(0.02)	0.18

Total from investment operations	0.11	0.11	(0.14)	0.50	0.14	0.43
Distributions to shareholders from
Net investment income	(0.10)	(0.20)	(0.18)	(0.17)	(0.16)	(0.25)
Net realized gains	0.00	0.00	(0.01)	(0.00)[1]	(0.11)	(0.08)

Total distributions to shareholders	(0.10)	(0.20)	(0.19)	(0.17)	(0.27)	(0.33)
Net asset value, end of period	$10.75	$10.74	$10.83	$11.16	$10.83	$10.96
Total return[2]	1.07%	1.01%	(1.22)%	4.66%	1.31%	4.02%
Ratios to average net assets (annualized)
Gross expenses	1.67%	1.63%	1.68%	1.68%	1.65%	1.67%
Net expenses	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%
Net investment income	1.93%	1.83%	1.67%	1.52%	1.47%	2.28%
Supplemental data
Portfolio turnover rate	4%	11%	27%	16%	28%	25%
Net assets, end of period (000s omitted)	$7,554	$8,105	$9,449	$10,949	$10,923	$10,431

[1]	Amount is less than $0.005.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Wisconsin Tax-Free Fund	17

(For a share outstanding throughout each period)

	Six months ended December 31, 2018 (unaudited)	Year ended June 30
INSTITUTIONAL CLASS		2018	2017[1]
Net asset value, beginning of period	$10.74	$10.83	$10.99
Net investment income	0.15	0.30	0.20
Net realized and unrealized gains (losses) on investments	0.01	(0.09)	(0.15)

Total from investment operations	0.16	0.21	0.05
Distributions to shareholders from
Net investment income	(0.15)	(0.30)	(0.20)
Net realized gains	0.00	0.00	(0.01)

Total distributions to shareholders	(0.15)	(0.30)	(0.21)
Net asset value, end of period	$10.75	$10.74	$10.83
Total return[2]	1.54%	1.95%	0.44%
Ratios to average net assets (annualized)
Gross expenses	0.59%	0.55%	0.54%
Net expenses	0.52%	0.52%	0.52%
Net investment income	2.86%	2.79%	2.74%
Supplemental data
Portfolio turnover rate	4%	11%	27%
Net assets, end of period (000s omitted)	$40,191	$36,181	$13,573

[1]	For the period from October 31, 2016 (commencement of class operations) to June 30, 2017

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Wisconsin Tax-Free Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Wisconsin Tax-Free Fund (the “Fund”) which is a non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.

Notes to financial statements (unaudited)	Wells Fargo Wisconsin Tax-Free Fund	19

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of December 31, 2018, the aggregate cost of all investments for federal income tax purposes was $124,392,363 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$2,534,844

Gross unrealized losses	(521,103)

Net unrealized gains	$2,013,741

As of June 30, 2018, the Fund had capital loss carryforwards which consisted of $97,612 in short-term capital losses.

As of June 30, 2018, the Fund had current year deferred post-October capital losses consisting of $52,909 in short-term losses and $4,165 in long-term losses which were recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

20	Wells Fargo Wisconsin Tax-Free Fund	Notes to financial statements (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Municipal obligations	$0	$126,356,343	$0	$126,356,343

Short-term investments

U.S. Treasury securities	49,761	0	0	49,761

Total assets	$49,761	$126,356,343	$0	$126,406,104

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At December 31, 2018, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.40% and declining to 0.28% as the average daily net assets of the Fund increase. For the six months ended December 31, 2018, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.16%

Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund level expenses on a proportionate basis and then from class specific expenses; otherwise, waivers and/or reimbursements are applied against class specific expenses before fund level expenses. Funds Management has committed through October 31, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.70% for Class A shares, 1.45% for Class C shares, and 0.52% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Notes to financial statements (unaudited)	Wells Fargo Wisconsin Tax-Free Fund	21

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2018, Funds Distributor received $4,336 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2018.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $3,600,000 and $9,685,000 in interfund purchases and sales, respectively, during the six months ended December 31, 2018.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2018 were $5,574,527 and $15,031,204, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended December 31, 2018, the Fund entered into futures contracts to gain market exposure. The Fund had an average notional amount of $3,076,750 in long futures contracts during the six months ended December 31, 2018.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.

7. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended December 31, 2018, there were no borrowings by the Fund under the agreement.

8. DISTRIBUTIONS TO SHAREHOLDERS

Effective for all filings after November 4, 2018, the Securities and Exchange Commission eliminated the requirement to separately state the components of distributions to shareholders under U.S. generally accepted accounting principles. The amounts of distributions to shareholders for the year ended June 30, 2018 were as follows:

Net investment income

Class A	$2,888,504

Class C	159,161

Institutional Class	551,618

22	Wells Fargo Wisconsin Tax-Free Fund	Notes to financial statements (unaudited)

9. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territories of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund.

10. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

11. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

Other information (unaudited)	Wells Fargo Wisconsin Tax-Free Fund	23

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

24	Wells Fargo Wisconsin Tax-Free Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 152 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr.[3] (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson[3] (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Other information (unaudited)	Wells Fargo Wisconsin Tax-Free Fund	25

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Michael S. Scofield[4] (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	N/A

Pamela Wheelock (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently the Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

26	Wells Fargo Wisconsin Tax-Free Fund	Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Alexander Kymn (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 76 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 76 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

[3]	Mr. Harris replaced Ms. Johnson as the Chairman of the Audit Committee effective January 1, 2019.

[4]	Mr. Scofield retired on December 31, 2018.

Appendix A (unaudited)	Wells Fargo Wisconsin Tax-Free Fund	27

SALES CHARGE REDUCTIONS AND WAIVERS FOR CERTAIN INTERMEDIARIES

Raymond James & Associates, Inc., Raymond James Financial Services & Raymond James affiliates (“Raymond James”)

Effective on or about March 1, 2019, shareholders purchasing Fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end Sales Load Waivers on Class A shares Available at Raymond James

•	Shares purchased in an investment advisory program.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•

A shareholder in the fund’s Class C shares will have their shares automatically exchanged at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the exchange is in line with the policies and procedures of Raymond James.

CDSC Waivers on Class A and C Shares Available at Raymond James

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

•	Return of excess contributions from an IRA Account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the Fund’s prospectus.

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•	Shares acquired through a right of reinstatement.

Front-end Load Discounts Available at Raymond James: Breakpoints, and/or Rights of Accumulation

•	Breakpoints as described in the Fund’s Prospectus.

•

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals:
1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker/dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2019 Wells Fargo Funds Management, LLC. All rights reserved.

320454 02-19 SA259/SAR259 12-18

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for each series of Wells Fargo Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURES OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:

/s/ Andrew Owen

Andrew Owen
President

Date:	February 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:

/s/ Andrew Owen

Andrew Owen
President

Date:	February 22, 2019

By:

/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	February 22, 2019